UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)
4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                                44144
 (Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH  43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Victory US 500 Enhanced Volatility Wtd Index Fund

Class A

Ticker: CUHAX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$102	0.99%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.54% for the fiscal year ended June 30, 2024, underperforming the index, which returned 6.66% during the period. The Fund underperformed the S&P 500®  Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Over the reporting period, the Fund’s underperformance relative to the Index was driven by its underweight positions in the largest market capitalization names within the Index.

Top detractors from performance:

• The Fund’s underweight to the information technology and industrials sectors relative to the Index were detractors during the reporting period.

Top contributors to performance:

• The Fund’s underweight allocations to the health care and real estate sectors were positive contributors to relative performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory US 500 Enhanced Volatility Wtd Index Fund Class A @ NAV - $20,298	Victory US 500 Enhanced Volatility Wtd Index Fund Class A @ MOP - $19,135	S&P 500® Index (regulatory broad based index) - $33,521	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $22,617
6/14	$10,000	$9,427	$10,000	$10,000
6/15	$10,589	$9,983	$10,742	$10,746
6/16	$10,819	$10,199	$11,171	$11,089
6/17	$12,863	$12,126	$13,170	$13,324
6/18	$14,508	$13,678	$15,064	$15,167
6/19	$14,506	$13,676	$16,633	$15,329
6/20	$15,480	$14,594	$17,881	$16,543
6/21	$21,371	$20,147	$25,175	$23,044
6/22	$19,394	$18,283	$22,503	$21,126
6/23	$19,231	$18,130	$26,912	$21,205
6/24	$20,298	$19,135	$33,521	$22,617

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	5.54%	6.95%	7.34%
Class A @ MOP	- 0.50%	5.69%	6.70%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference2	6.66%	8.09%	8.50%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$29,805
Number of Holdings	507
Investment Advisory Fees	$241
Portfolio Turnover	150%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Republic Services, Inc.	0.4%
The Coca-Cola Co.	0.4%
Berkshire Hathaway, Inc., Class B	0.4%
Colgate-Palmolive Co.	0.4%
T-Mobile US, Inc.	0.4%
Kimberly-Clark Corp.	0.4%
Loews Corp.	0.3%
JPMorgan Chase & Co.	0.3%
The TJX Cos., Inc.	0.3%
Amphenol Corp., Class A	0.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

CUHAX — AR (6/24)

Victory US 500 Enhanced Volatility Wtd Index Fund

Class C

Ticker: CUHCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$178	1.74%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.83% for the fiscal year ended June 30, 2024, underperforming the index, which returned 6.66% during the period. The Fund underperformed the S&P 500®  Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Over the reporting period, the Fund’s underperformance relative to the Index was driven by its underweight positions in the largest market capitalization names within the Index.

Top detractors from performance:

• The Fund’s underweight to the information technology and industrials sectors relative to the Index were detractors during the reporting period.

Top contributors to performance:

• The Fund’s underweight allocations to the health care and real estate sectors were positive contributors to relative performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory US 500 Enhanced Volatility Wtd Index Fund Class C @ NAV - $19,085	Victory US 500 Enhanced Volatility Wtd Index Fund Class C @ CDSC - $19,085	S&P 500® Index (regulatory broad based index) - $33,521	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $22,617
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,501	$10,501	$10,742	$10,746
6/16	$10,650	$10,650	$11,171	$11,089
6/17	$12,577	$12,577	$13,170	$13,324
6/18	$14,058	$14,058	$15,064	$15,167
6/19	$13,955	$13,955	$16,633	$15,329
6/20	$14,786	$14,786	$17,881	$16,543
6/21	$20,254	$20,254	$25,175	$23,044
6/22	$18,236	$18,236	$22,503	$21,126
6/23	$18,083	$18,083	$26,912	$21,205
6/24	$19,085	$19,085	$33,521	$22,617

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	4.83%	6.16%	6.68%
Class C @ CDSC	3.83%	6.16%	6.68%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference2	6.66%	8.09%	8.50%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$29,805
Number of Holdings	507
Investment Advisory Fees	$241
Portfolio Turnover	150%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Republic Services, Inc.	0.4%
The Coca-Cola Co.	0.4%
Berkshire Hathaway, Inc., Class B	0.4%
Colgate-Palmolive Co.	0.4%
T-Mobile US, Inc.	0.4%
Kimberly-Clark Corp.	0.4%
Loews Corp.	0.3%
JPMorgan Chase & Co.	0.3%
The TJX Cos., Inc.	0.3%
Amphenol Corp., Class A	0.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

CUHCX — AR (6/24)

Victory US 500 Enhanced Volatility Wtd Index Fund

Class I

Ticker: CUHIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$76	0.74%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.81% for the fiscal year ended June 30, 2024, underperforming the index, which returned 6.66% during the period. The Fund underperformed the S&P 500®  Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Over the reporting period, the Fund’s underperformance relative to the Index was driven by its underweight positions in the largest market capitalization names within the Index.

Top detractors from performance:

• The Fund’s underweight to the information technology and industrials sectors relative to the Index were detractors during the reporting period.

Top contributors to performance:

• The Fund’s underweight allocations to the health care and real estate sectors were positive contributors to relative performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory US 500 Enhanced Volatility Wtd Index Fund Class I - $20,799	S&P 500® Index (regulatory broad based index) - $33,521	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $22,617
6/14	$10,000	$10,000	$10,000
6/15	$10,616	$10,742	$10,746
6/16	$10,872	$11,171	$11,089
6/17	$12,965	$13,170	$13,324
6/18	$14,646	$15,064	$15,167
6/19	$14,681	$16,633	$15,329
6/20	$15,703	$17,881	$16,543
6/21	$21,737	$25,175	$23,044
6/22	$19,775	$22,503	$21,126
6/23	$19,656	$26,912	$21,205
6/24	$20,799	$33,521	$22,617

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	5.81%	7.22%	7.60%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference2	6.66%	8.09%	8.50%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$29,805
Number of Holdings	507
Investment Advisory Fees	$241
Portfolio Turnover	150%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Republic Services, Inc.	0.4%
The Coca-Cola Co.	0.4%
Berkshire Hathaway, Inc., Class B	0.4%
Colgate-Palmolive Co.	0.4%
T-Mobile US, Inc.	0.4%
Kimberly-Clark Corp.	0.4%
Loews Corp.	0.3%
JPMorgan Chase & Co.	0.3%
The TJX Cos., Inc.	0.3%
Amphenol Corp., Class A	0.3%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

CUHIX — AR (6/24)

Victory Market Neutral Income Fund

Class A

Ticker: CBHAX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$77	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.43% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, FTSE 3-Month U.S. Treasury Bill Index, which returned 5.64% during the period.

• During the reporting period, the Fund’s total return was driven by positive contribution from the Overlay Strategy (long Nasdaq 100 Index futures and short S&P 500 Index futures) and the Global High Dividend Long/Short Portfolio (long global dividend stocks and short equity index futures).

• In the Global High Dividend Long/Short Portfolio, the U.S. Small-Cap, Emerging Markets, and board market indexes was offset by the positive contribution of the long positions in dividend stocks. The U.S. Large Cap sleeve was the only negative contributor.

• In the Overlay Strategy, gains from the NASDAQ 100 long futures offset the S&P 500 Index short position, resulting in a positive contribution.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Market Neutral Income Fund Class A @ NAV - $13,071	Victory Market Neutral Income Fund Class A @ MOP - $12,320	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,654	FTSE 3-Month U.S. Treasury Bill Index - $11,640
6/14	$10,000	$9,425	$10,000	$10,000	$10,000
6/15	$9,838	$9,272	$10,186	$10,003	$10,002
6/16	$10,088	$9,508	$10,797	$10,025	$10,016
6/17	$10,569	$9,961	$10,763	$10,075	$10,062
6/18	$11,136	$10,496	$10,720	$10,213	$10,195
6/19	$11,359	$10,706	$11,564	$10,451	$10,429
6/20	$11,962	$11,275	$12,575	$10,623	$10,591
6/21	$12,241	$11,538	$12,533	$10,634	$10,600
6/22	$12,365	$11,655	$11,243	$10,651	$10,620
6/23	$12,517	$11,798	$11,137	$11,050	$11,018
6/24	$13,071	$12,320	$11,430	$11,654	$11,640

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	4.43%	2.85%	2.71%
Class A @ MOP	- 1.57%	1.64%	2.11%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.46%	2.20%	1.54%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference3	5.64%	2.22%	1.53%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Bloomberg U.S. Treasury Bellwethers 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities.
Footnote[3]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index which measures monthly return equivalents of yield averages that are not marked on both the long and short sides of the market.The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,970,459
Number of Holdings	431
Investment Advisory Fees	$10,385
Portfolio Turnover	88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	3.4%
Information Technology	4.9%
Industrials	5.3%
Materials	5.4%
Communication Services	6.1%
Consumer Discretionary	7.4%
Consumer Staples	7.6%
Energy	12.4%
Utilities	14.6%
Financials	20.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Hon Hai Precision Industry Co. Ltd.	0.8%
Bank of China Ltd., Class H	0.5%
Bajaj Auto Ltd.	0.5%
Oversea-Chinese Banking Corp. Ltd.	0.4%
Advanced Info Service PCL	0.4%
ITC Ltd.	0.4%
China Construction Bank Corp., Class H	0.4%
Tenaga Nasional Bhd	0.4%
Koninklijke KPN NV	0.4%
United Overseas Bank Ltd.	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

CBHAX — AR (6/24)

Victory Market Neutral Income Fund

Class C

Ticker: CBHCX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$153	1.50%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 3.60% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, FTSE 3-Month U.S. Treasury Bill Index, which returned 5.64% during the period.

• During the reporting period, the Fund’s total return was driven by positive contribution from the Overlay Strategy (long Nasdaq 100 Index futures and short S&P 500 Index futures) and the Global High Dividend Long/Short Portfolio (long global dividend stocks and short equity index futures).

• In the Global High Dividend Long/Short Portfolio, the U.S. Small-Cap, Emerging Markets, and board market indexes was offset by the positive contribution of the long positions in dividend stocks. The U.S. Large Cap sleeve was the only negative contributor.

• In the Overlay Strategy, gains from the NASDAQ 100 long futures offset the S&P 500 Index short position, resulting in a positive contribution.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Market Neutral Income Fund Class C @ NAV - $12,298	Victory Market Neutral Income Fund Class C @ CDSC - $12,298	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,654	FTSE 3-Month U.S. Treasury Bill Index - $11,640
6/14	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$9,758	$9,758	$10,186	$10,003	$10,002
6/16	$9,929	$9,929	$10,797	$10,025	$10,016
6/17	$10,328	$10,328	$10,763	$10,075	$10,062
6/18	$10,808	$10,808	$10,720	$10,213	$10,195
6/19	$10,937	$10,937	$11,564	$10,451	$10,429
6/20	$11,439	$11,439	$12,575	$10,623	$10,591
6/21	$11,599	$11,599	$12,533	$10,634	$10,600
6/22	$11,634	$11,634	$11,243	$10,651	$10,620
6/23	$11,777	$11,777	$11,137	$11,050	$11,018
6/24	$12,298	$12,298	$11,430	$11,654	$11,640

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	3.60%	2.07%	2.09%
Class C @ CDSC	2.60%	2.07%	2.09%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.46%	2.20%	1.54%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference3	5.64%	2.22%	1.53%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Bloomberg U.S. Treasury Bellwethers 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities.
Footnote[3]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index which measures monthly return equivalents of yield averages that are not marked on both the long and short sides of the market.The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,970,459
Number of Holdings	431
Investment Advisory Fees	$10,385
Portfolio Turnover	88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	3.4%
Information Technology	4.9%
Industrials	5.3%
Materials	5.4%
Communication Services	6.1%
Consumer Discretionary	7.4%
Consumer Staples	7.6%
Energy	12.4%
Utilities	14.6%
Financials	20.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Hon Hai Precision Industry Co. Ltd.	0.8%
Bank of China Ltd., Class H	0.5%
Bajaj Auto Ltd.	0.5%
Oversea-Chinese Banking Corp. Ltd.	0.4%
Advanced Info Service PCL	0.4%
ITC Ltd.	0.4%
China Construction Bank Corp., Class H	0.4%
Tenaga Nasional Bhd	0.4%
Koninklijke KPN NV	0.4%
United Overseas Bank Ltd.	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

CBHCX — AR (6/24)

Victory Market Neutral Income Fund

Class I

Ticker: CBHIX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$41	0.40%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.74% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, FTSE 3-Month U.S. Treasury Bill Index, which returned 5.64% during the period.

• During the reporting period, the Fund’s total return was driven by positive contribution from the Overlay Strategy (long Nasdaq 100 Index futures and short S&P 500 Index futures) and the Global High Dividend Long/Short Portfolio (long global dividend stocks and short equity index futures).

• In the Global High Dividend Long/Short Portfolio, the U.S. Small-Cap, Emerging Markets, and board market indexes was offset by the positive contribution of the long positions in dividend stocks. The U.S. Large Cap sleeve was the only negative contributor.

• In the Overlay Strategy, gains from the NASDAQ 100 long futures offset the S&P 500 Index short position, resulting in a positive contribution.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Market Neutral Income Fund Class I - $13,474	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,654	FTSE 3-Month U.S. Treasury Bill Index - $11,640
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$9,859	$10,186	$10,003	$10,002
6/16	$10,132	$10,797	$10,025	$10,016
6/17	$10,650	$10,763	$10,075	$10,062
6/18	$11,248	$10,720	$10,213	$10,195
6/19	$11,501	$11,564	$10,451	$10,429
6/20	$12,167	$12,575	$10,623	$10,591
6/21	$12,486	$12,533	$10,634	$10,600
6/22	$12,651	$11,243	$10,651	$10,620
6/23	$12,864	$11,137	$11,050	$11,018
6/24	$13,474	$11,430	$11,654	$11,640

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class I	4.74%	3.22%	3.03%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.46%	2.20%	1.54%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference3	5.64%	2.22%	1.53%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Bloomberg U.S. Treasury Bellwethers 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities.
Footnote[3]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index which measures monthly return equivalents of yield averages that are not marked on both the long and short sides of the market.The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,970,459
Number of Holdings	431
Investment Advisory Fees	$10,385
Portfolio Turnover	88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	3.4%
Information Technology	4.9%
Industrials	5.3%
Materials	5.4%
Communication Services	6.1%
Consumer Discretionary	7.4%
Consumer Staples	7.6%
Energy	12.4%
Utilities	14.6%
Financials	20.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Hon Hai Precision Industry Co. Ltd.	0.8%
Bank of China Ltd., Class H	0.5%
Bajaj Auto Ltd.	0.5%
Oversea-Chinese Banking Corp. Ltd.	0.4%
Advanced Info Service PCL	0.4%
ITC Ltd.	0.4%
China Construction Bank Corp., Class H	0.4%
Tenaga Nasional Bhd	0.4%
Koninklijke KPN NV	0.4%
United Overseas Bank Ltd.	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visiting vcm.com/contact-us.

CBHIX — AR (6/24)

Victory Market Neutral Income Fund

Member Class

Ticker: CBHMX

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$56	0.55%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.50% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, FTSE 3-Month U.S. Treasury Bill Index, which returned 5.64% during the period.

• During the reporting period, the Fund’s total return was driven by positive contribution from the Overlay Strategy (long Nasdaq 100 Index futures and short S&P 500 Index futures) and the Global High Dividend Long/Short Portfolio (long global dividend stocks and short equity index futures).

• In the Global High Dividend Long/Short Portfolio, the U.S. Small-Cap, Emerging Markets, and board market indexes was offset by the positive contribution of the long positions in dividend stocks. The U.S. Large Cap sleeve was the only negative contributor.

• In the Overlay Strategy, gains from the NASDAQ 100 long futures offset the S&P 500 Index short position, resulting in a positive contribution.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Market Neutral Income Fund Member Class - $11,067	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,068	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $10,964	FTSE 3-Month U.S. Treasury Bill Index - $10,985
11/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/20	$10,187	$10,104	$10,002	$10,002
3/21	$10,349	$9,763	$10,005	$10,003
6/21	$10,305	$9,942	$10,005	$10,004
9/21	$10,346	$9,947	$10,006	$10,005
12/21	$10,510	$9,948	$10,006	$10,006
3/22	$10,594	$9,358	$10,011	$10,009
6/22	$10,428	$8,919	$10,021	$10,024
9/22	$10,040	$8,495	$10,067	$10,068
12/22	$10,226	$8,654	$10,158	$10,156
3/23	$10,528	$8,910	$10,271	$10,270
6/23	$10,590	$8,835	$10,397	$10,399
9/23	$10,880	$8,550	$10,535	$10,542
12/23	$11,212	$9,133	$10,681	$10,690
3/24	$10,862	$9,062	$10,820	$10,837
6/24	$11,067	$9,068	$10,964	$10,985
Footnote	Description
Footnote*	Inception date for the Victory Market Neutral Income Fund, Member Class is 11/2/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	4.50%	2.81%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 2.64%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.46%	2.55%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference3	5.64%	2.60%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Bloomberg U.S. Treasury Bellwethers 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities.
Footnote[3]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index which measures monthly return equivalents of yield averages that are not marked on both the long and short sides of the market.The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,970,459
Number of Holdings	431
Investment Advisory Fees	$10,385
Portfolio Turnover	88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	3.4%
Information Technology	4.9%
Industrials	5.3%
Materials	5.4%
Communication Services	6.1%
Consumer Discretionary	7.4%
Consumer Staples	7.6%
Energy	12.4%
Utilities	14.6%
Financials	20.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Hon Hai Precision Industry Co. Ltd.	0.8%
Bank of China Ltd., Class H	0.5%
Bajaj Auto Ltd.	0.5%
Oversea-Chinese Banking Corp. Ltd.	0.4%
Advanced Info Service PCL	0.4%
ITC Ltd.	0.4%
China Construction Bank Corp., Class H	0.4%
Tenaga Nasional Bhd	0.4%
Koninklijke KPN NV	0.4%
United Overseas Bank Ltd.	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visiting vcm.com/contact-us.

CBHMX — AR (6/24)

VictoryShares US 500 Volatility Wtd ETF

Ticker: CFA     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US 500 Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Volatility Wtd ETF	$37	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.07% for the fiscal year ended June 30, 2024, underperforming its primary benchmark which it seeks to track the performance of before fees and expenses, the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the “Index”), which returned 13.47% during the period. The fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Top contributors to performance:

• An underweight real estate was a positive contributor to relative performance.

Top detractors from performance:

• The Fund’s underweight to information technology was a detractor from relative performance; and

• Overall stock selection was a detractor relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $25,988	Fund @ Market Value - $25,988	S&P 500® Index (regulatory broad based index) - $33,292	Nasdaq Victory US Large Cap 500 Volatility Weighted Index - $26,937
7/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/15	$10,638	$10,630	$10,669	$10,683
6/16	$10,934	$10,907	$11,095	$11,024
6/17	$13,090	$13,089	$13,081	$13,246
6/18	$14,847	$14,849	$14,961	$15,078
6/19	$16,013	$16,008	$16,519	$16,319
6/20	$15,674	$15,661	$17,759	$16,023
6/21	$22,336	$22,325	$25,004	$22,915
6/22	$20,408	$20,412	$22,350	$21,009
6/23	$22,983	$22,982	$26,729	$23,740
6/24	$25,988	$25,988	$33,292	$26,937
Footnote	Description
Footnote*	Inception date for the US 500 Volatility Wtd ETF is 7/1/2014.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Fund @ Net Asset Value	13.07%	10.17%	10.02%
Fund @ Market Value	13.08%	10.18%	10.02%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.78%
Nasdaq Victory US Large Cap 500 Volatility Weighted IndexFootnote Reference2	13.47%	10.54%	10.42%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Nasdaq Victory US Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility).

FUND STATISTICS

($ amounts in 000s)

Net Assets	$511,580
Number of Holdings	506
Investment Advisory Fees	$1,574
Portfolio Turnover	21%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Republic Services, Inc.	0.4%
The Coca-Cola Co.	0.4%
Berkshire Hathaway, Inc., Class B	0.4%
Colgate-Palmolive Co.	0.4%
T-Mobile US, Inc.	0.4%
Kimberly-Clark Corp.	0.4%
Loews Corp.	0.3%
JPMorgan Chase & Co.	0.3%
The TJX Cos., Inc.	0.3%
Amphenol Corp., Class A	0.3%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CFA — AR (6/24)

VictoryShares US Small Cap Volatility Wtd ETF

Ticker: CSA     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US Small Cap Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Cap Volatility Wtd ETF	$37	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 12.84% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Small Cap 500 Volatility Weighted Index (the "Index"), which returned 13.34% during the period. The Fund outperformed the Russell 2000® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 10.06% during the period.

Top contributors to performance:

• The Fund’s underweight to health care was a positive contributor to relative performance; and

• Stock selection was a positive contributor in financials relative to the Index.

Top detractors from performance:

• An overweight to utilities was a detractor from relative performance; and

• Stock selection detracted in consumer staples relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $21,679	Fund @ Market Value - $21,694	Russell 3000® Index (regulatory broad based index) - $29,114	Russell 2000® Index - $18,564	Nasdaq Victory US Small Cap 500 Volatility Weighted Index - $22,384
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/16	$9,914	$9,832	$10,137	$9,370	$9,930
6/17	$12,379	$12,373	$12,013	$11,675	$12,440
6/18	$14,329	$14,331	$13,789	$13,726	$14,450
6/19	$13,746	$13,745	$15,027	$13,272	$13,905
6/20	$12,234	$12,210	$16,008	$12,393	$12,410
6/21	$20,029	$20,031	$23,078	$20,079	$20,395
6/22	$17,667	$17,666	$19,878	$15,020	$18,070
6/23	$19,212	$19,203	$23,646	$16,868	$19,749
6/24	$21,679	$21,694	$29,114	$18,564	$22,384
Footnote	Description
Footnote*	Inception date for the US Small Cap Volatility Wtd ETF is 7/7/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	12.84%	9.54%	8.99%
Fund @ Market Value	12.97%	9.56%	9.00%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.63%
Russell 2000® IndexFootnote Reference2	10.06%	6.94%	7.13%
Nasdaq Victory US Small Cap 500 Volatility Weighted IndexFootnote Reference3	13.34%	9.99%	9.38%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Index is a market-capitalization-weighted index that measures the performance of the 2,000 smallest U.S. stocks by market capitalization in the Russell 3000® Index.
Footnote[3]	The Nasdaq Victory US Small Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. small cap stocks with $3 billion or less or market value with consistent positive earnings.These stocks are then weighted based on their standard deviation (volatility).

FUND STATISTICS

($ amounts in 000s)

Net Assets	$30,370
Number of Holdings	504
Investment Advisory Fees	$86
Portfolio Turnover	49%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.5%
Consumer Staples	5.0%
Materials	5.1%
Utilities	5.4%
Energy	6.0%
Health Care	6.4%
Information Technology	8.6%
Consumer Discretionary	14.8%
Industrials	21.3%
Financials	23.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Kirby Corp.	0.4%
FTAI Aviation Ltd.	0.4%
Nelnet, Inc., Class A	0.4%
MDU Resources Group, Inc.	0.4%
MGE Energy, Inc.	0.4%
MGIC Investment Corp.	0.4%
Verra Mobility Corp.	0.4%
Ryan Specialty Holdings, Inc.	0.3%
NMI Holdings, Inc.	0.3%
Radian Group, Inc.	0.3%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CSA — AR (6/24)

VictoryShares International Volatility Wtd ETF

Ticker: CIL     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares International Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Volatility Wtd ETF	$47	0.45%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.20% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory International 500 Volatility Weighted Index (the "Index"), which returned 8.53% during the period. The Fund underperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 11.54% during the period.

Top contributors to performance:

• An overweight to Denmark was a positive contributor to relative performance; and

• Stock selection in Hong Kong positively contributed to relative performance.

Top detractors from performance:

• The Fund’s overweight to Canada was a detractor from relative performance; and

• Stock selection in financials was a detractor relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $15,073	Fund @ Market Value - $15,073	MSCI EAFE Index (regulatory broad based index) - $16,192	Nasdaq Victory International 500 Volatility Weighted Index - $15,527
8/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$9,342	$9,309	$9,115	$9,399
6/17	$11,065	$11,114	$10,962	$11,179
6/18	$11,908	$11,969	$11,712	$12,054
6/19	$11,950	$11,980	$11,838	$12,125
6/20	$11,087	$11,100	$11,231	$11,274
6/21	$14,699	$14,706	$14,864	$14,985
6/22	$12,333	$12,422	$12,223	$12,616
6/23	$13,930	$13,996	$14,517	$14,306
6/24	$15,073	$15,073	$16,192	$15,527
Footnote	Description
Footnote*	Inception date for the International Volatility Wtd ETF is 8/19/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	8.20%	4.75%	4.74%
Fund @ Market Value	7.70%	4.70%	4.74%
MSCI EAFE IndexFootnote Reference1	11.54%	6.46%	5.59%
Nasdaq Victory International 500 Volatility Weighted IndexFootnote Reference2	8.53%	5.07%	5.09%
Footnote	Description
Footnote[1]	The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country.
Footnote[2]	The Nasdaq Victory International 500 Volatility Weighted Index consists of 500 of the largest foreign companies by market capitalization with consistent positive earnings. These stocks are then weighted based on their standard deviation (volatility)

FUND STATISTICS

($ amounts in 000s)

Net Assets	$92,537
Number of Holdings	507
Investment Advisory Fees	$358
Portfolio Turnover	30%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.7%
Energy	5.1%
Communication Services	5.7%
Information Technology	5.9%
Health Care	6.4%
Materials	7.0%
Consumer Discretionary	9.4%
Consumer Staples	9.7%
Industrials	18.4%
Financials	25.2%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Koninklijke KPN NV	0.5%
London Stock Exchange Group PLC	0.4%
Oversea-Chinese Banking Corp. Ltd.	0.4%
DBS Group Holdings Ltd.	0.4%
Deutsche Telekom AG	0.4%
United Overseas Bank Ltd.	0.4%
Zurich Insurance Group AG	0.4%
Unilever PLC	0.4%
Generali	0.3%
Pembina Pipeline Corp.	0.3%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CIL — AR (6/24)

VictoryShares US Large Cap High Div Volatility Wtd ETF

Ticker: CDL     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US Large Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Large Cap High Div Volatility Wtd ETF	$37	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 12.24% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the "Index"), which returned 12.65% during the period. The Fund underperformed the Russell 1000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned 13.06% during the period.

Top contributors to performance:

• An underweight to real estate was a positive contributor to relative performance; and

• Stock selection within the information technology sector stock selection was a positive contributor to relative performance.

Top detractors from performance:

• The Fund’s overweight to utilities was a detractor from relative performance; and

• Stock selection within the utilities sector was a detractor from relative performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $23,293	Fund @ Market Value - $23,289	S&P 500® Index (regulatory broad based index) - $30,922	Russell 1000® Value Index - $21,055	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index - $24,075
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/16	$11,062	$11,054	$10,305	$10,225	$11,103
6/17	$12,762	$12,767	$12,150	$11,813	$12,857
6/18	$14,067	$14,069	$13,896	$12,613	$14,226
6/19	$15,135	$15,134	$15,343	$13,680	$15,370
6/20	$13,201	$13,175	$16,495	$12,471	$13,431
6/21	$19,503	$19,496	$23,224	$17,919	$19,934
6/22	$20,575	$20,594	$20,759	$16,697	$21,120
6/23	$20,752	$20,742	$24,826	$18,624	$21,372
6/24	$23,293	$23,289	$30,922	$21,055	$24,075
Footnote	Description
Footnote*	Inception date for the US Large Cap High Div Volatility Wtd ETF is 7/7/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	12.24%	9.01%	9.87%
Fund @ Market Value	12.28%	9.00%	9.87%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	13.39%
Russell 1000® Value IndexFootnote Reference2	13.06%	9.01%	8.64%
Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted IndexFootnote Reference3	12.65%	9.39%	10.27%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.
Footnote[3]	The Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend yielding stocks of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility).

FUND STATISTICS

($ amounts in 000s)

Net Assets	$335,968
Number of Holdings	101
Investment Advisory Fees	$1,041
Portfolio Turnover	38%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Industrials	3.2%
Communication Services	3.4%
Materials	3.9%
Information Technology	6.6%
Health Care	8.6%
Energy	13.2%
Consumer Staples	15.2%
Financials	18.7%
Utilities	24.0%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

The Coca-Cola Co.	1.7%
Kimberly-Clark Corp.	1.6%
Philip Morris International, Inc.	1.5%
The Williams Cos., Inc.	1.5%
Kinder Morgan, Inc.	1.4%
Duke Energy Corp.	1.3%
Public Service Enterprise Group, Inc.	1.3%
The Southern Co.	1.3%
PepsiCo, Inc.	1.3%
Altria Group, Inc.	1.3%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CDL — AR (6/24)

VictoryShares US Small Cap High Div Volatility Wtd ETF

Ticker: CSB     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US Small Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Cap High Div Volatility Wtd ETF	$36	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.02% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the "Index"), which returned 8.50% during the period. The Fund underperformed the Russell 2000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned 10.90% during the period.

Top contributors to performance:

• The Fund’s underweight to health care was a positive contributor to relative performance; and

• Stock selection was a positive contributor in financials relative to the Index.

Top detractors from performance:

• An overweight to utilities was a detractor from relative performance; and

• Stock selection detracted in consumer discretionary relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $20,867	Fund @ Market Value - $20,860	Russell 3000® Index (regulatory broad based index) - $29,114	Russell 2000® Value Index - $18,235	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index - $21,602
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/16	$10,415	$10,366	$10,137	$9,786	$10,448
6/17	$12,298	$12,297	$12,013	$12,218	$12,389
6/18	$14,468	$14,477	$13,789	$13,819	$14,623
6/19	$14,366	$14,363	$15,027	$12,957	$14,560
6/20	$12,411	$12,396	$16,008	$10,693	$12,596
6/21	$21,066	$21,075	$23,078	$18,528	$21,506
6/22	$19,010	$19,014	$19,878	$15,512	$19,504
6/23	$19,317	$19,312	$23,646	$16,443	$19,910
6/24	$20,867	$20,860	$29,114	$18,235	$21,602
Footnote	Description
Footnote*	Inception date for the US Small Cap High Div Volatility Wtd ETF is 7/8/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	8.02%	7.75%	8.53%
Fund @ Market Value	8.02%	7.75%	8.53%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.63%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.92%
Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted IndexFootnote Reference3	8.50%	8.21%	8.95%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.
Footnote[3]	The Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index. These stocks are then weighted based on their standard deviation (volatility).

FUND STATISTICS

($ amounts in 000s)

Net Assets	$291,560
Number of Holdings	105
Investment Advisory Fees	$1,004
Portfolio Turnover	73%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.1%
Consumer Staples	2.9%
Health Care	3.0%
Communication Services	3.0%
Materials	3.4%
Industrials	9.8%
Energy	10.0%
Consumer Discretionary	16.9%
Utilities	22.9%
Financials	25.4%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

MDU Resources Group, Inc.	1.8%
MGE Energy, Inc.	1.7%
National Fuel Gas Co.	1.5%
New Jersey Resources Corp.	1.5%
Spire, Inc.	1.5%
Northwestern Energy Group, Inc.	1.5%
American States Water Co.	1.5%
ALLETE, Inc.	1.5%
Portland General Electric Co.	1.4%
Avnet, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CSB — AR (6/24)

VictoryShares International High Div Volatility Wtd ETF

Ticker: CID     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares International High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International High Div Volatility Wtd ETF	$47	0.45%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.52% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory International High Dividend 100 Volatility Weighted Index (the "Index"), which returned 8.90% during the period. The Fund underperformed the MCSI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 11.54% during the period.

Top contributors to performance:

• An overweight to South Korea was a positive contributor to relative performance; and

• Stock selection was a positive contributor in Hong Kong relative to the Index.

Top detractors from performance:

• The Fund’s overweight to France was a detractor from relative performance; and

• Stock selection was a detractor in Germany relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $13,617	Fund @ Market Value - $13,579	MSCI EAFE Index (regulatory broad based index) - $16,192	Nasdaq Victory International High Dividend 100 Volatility Weighted Index - $14,198
8/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$9,037	$9,095	$9,115	$9,072
6/17	$10,498	$10,547	$10,962	$10,591
6/18	$10,813	$10,853	$11,712	$10,935
6/19	$10,880	$10,938	$11,838	$11,050
6/20	$8,789	$8,764	$11,231	$8,990
6/21	$11,909	$11,899	$14,864	$12,237
6/22	$11,204	$11,207	$12,223	$11,587
6/23	$12,547	$12,557	$14,517	$13,038
6/24	$13,617	$13,579	$16,192	$14,198
Footnote	Description
Footnote*	Inception date for the International High Div Volatility Wtd ETF is 8/20/2015.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	8.52%	4.59%	3.54%
Fund @ Market Value	8.13%	4.42%	3.51%
MSCI EAFE IndexFootnote Reference1	11.54%	6.46%	5.59%
Nasdaq Victory International High Dividend 100 Volatility Weighted IndexFootnote Reference2	8.90%	5.14%	4.03%
Footnote	Description
Footnote[1]	The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country.
Footnote[2]	The Nasdaq Victory International High Dividend 100 Volatility Weighted Index consists of the highest 100 dividend-yielding stocks of the Nasdaq Victory International 500 Volatility Weighted Index.These stocks are then weighted based on their standard deviation (volatility).

FUND STATISTICS

($ amounts in 000s)

Net Assets	$17,488
Number of Holdings	107
Investment Advisory Fees	$73
Portfolio Turnover	74%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.1%
Health Care	2.8%
Consumer Discretionary	5.0%
Industrials	5.5%
Consumer Staples	8.6%
Materials	8.6%
Communication Services	12.7%
Utilities	13.5%
Energy	15.4%
Financials	24.6%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Koninklijke KPN NV	2.0%
Oversea-Chinese Banking Corp. Ltd.	1.7%
United Overseas Bank Ltd.	1.6%
Unilever PLC	1.6%
Pembina Pipeline Corp.	1.5%
Swisscom AG, Registered Shares	1.5%
SoftBank Corp.	1.4%
Telstra Group Ltd.	1.4%
ANZ Group Holdings Ltd.	1.4%
Sodexo SA	1.4%

Material Fund Changes

On August 27, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund, which is anticipated to take place on or about October 28, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CID — AR (6/24)

VictoryShares Dividend Accelerator ETF

Ticker: VSDA     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Dividend Accelerator ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Dividend Accelerator ETF	$36	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 6.81% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory Dividend Accelerator Index, which returned 7.18% during the period. The Fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Top contributors to performance:

• An underweight allocation to real estate; and

• Stock selection was a positive contributor in materials.

Top detractors from performance:

• The Fund’s underweight to information technology; and

• Stock selection in consumer discretionary.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $21,645	Fund @ Market Value - $21,642	S&P 500® Index (regulatory broad based index) - $26,369	Nasdaq Victory Dividend Accelerator Index - $22,221
4/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/17	$10,305	$10,307	$10,360	$10,310
6/18	$11,473	$11,475	$11,850	$11,521
6/19	$13,492	$13,502	$13,084	$13,604
6/20	$13,793	$13,788	$14,066	$13,954
6/21	$18,666	$18,680	$19,804	$18,952
6/22	$17,827	$17,832	$17,702	$18,169
6/23	$20,265	$20,259	$21,170	$20,732
6/24	$21,645	$21,642	$26,369	$22,221
Footnote	Description
Footnote*	Inception date for the Dividend Accelerator ETF is 4/18/2017.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	6.81%	9.91%	11.32%
Fund @ Market Value	6.83%	9.90%	11.31%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	14.41%
Nasdaq Victory Dividend Accelerator IndexFootnote Reference2	7.18%	10.31%	11.72%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Nasdaq Victory Dividend Accelerator Index utilizes a rules-based approach designed to identify dividend paying stocks with a higher likelihood of future dividend growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$241,676
Number of Holdings	79
Investment Advisory Fees	$754
Portfolio Turnover	50%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	1.5%
Energy	4.9%
Utilities	4.9%
Consumer Discretionary	7.2%
Materials	8.0%
Health Care	9.0%
Industrials	14.3%
Financials	21.5%
Consumer Staples	27.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Altria Group, Inc.	4.1%
Kimberly-Clark Corp.	2.8%
Duke Energy Corp.	2.5%
T. Rowe Price Group, Inc.	2.4%
Hormel Foods Corp.	2.4%
Consolidated Edison, Inc.	2.3%
Best Buy Co., Inc.	2.3%
Chevron Corp.	2.2%
Medtronic PLC	2.2%
Franklin Resources, Inc.	2.1%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

VSDA — AR (6/24)

VictoryShares US Multi-Factor Minimum Volatility ETF

Ticker: VSMV     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US Multi-Factor Minimum Volatility ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Multi-Factor Minimum Volatility ETF	$37	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.33% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the "Index"), which returned 13.73% during the period. The Fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Top contributors to performance:

• An underweight to consumer discretionary was a positive contributor to relative performance; and

• Stock selection was a positive contributor in consumer discretionary relative to the Index.

Top detractors from performance:

• The Fund’s overweight to information technology was a detractor from relative performance; and

• Stock selection was a detractor in information technology relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $20,884	Fund @ Market Value - $20,865	S&P 500® Index (regulatory broad based index) - $25,332	Nasdaq Victory US Multi-Factor Minimum Volatility Index - $21,432
6/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/17	$9,946	$9,944	$9,953	$9,947
6/18	$11,279	$11,273	$11,384	$11,322
6/19	$12,911	$12,885	$12,569	$13,008
6/20	$13,146	$13,118	$13,513	$13,287
6/21	$16,626	$16,598	$19,025	$16,864
6/22	$16,286	$16,271	$17,005	$16,586
6/23	$18,427	$18,392	$20,338	$18,844
6/24	$20,884	$20,865	$25,332	$21,432
Footnote	Description
Footnote*	Inception date for the US Multi-Factor Minimum Volatility ETF is 6/22/2017.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	13.33%	10.10%	11.05%
Fund @ Market Value	13.45%	10.12%	11.04%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	14.15%
Nasdaq Victory US Multi-Factor Minimum Volatility IndexFootnote Reference2	13.73%	10.50%	11.46%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Nasdaq Victory US Multi-Factor Minimum Volatility Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$138,480
Number of Holdings	68
Investment Advisory Fees	$391
Portfolio Turnover	48%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.5%
Energy	4.8%
Consumer Discretionary	5.1%
Financials	7.4%
Consumer Staples	11.2%
Health Care	17.4%
Industrials	20.8%
Information Technology	28.3%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	10.2%
Apple, Inc.	9.7%
Walmart, Inc.	4.0%
Johnson & Johnson	3.4%
Merck & Co., Inc.	3.4%
AbbVie, Inc.	3.4%
Lockheed Martin Corp.	3.3%
Kimberly-Clark Corp.	3.2%
Waste Management, Inc.	3.1%
Republic Services, Inc.	3.1%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

VSMV — AR (6/24)

VictoryShares US 500 Enhanced Volatility Wtd ETF

Ticker: CFO     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US 500 Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Enhanced Volatility Wtd ETF	$36	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 6.23% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the "Index"), which returned 6.66% during the period. The Fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Top contributors to performance:

• Underweight health care was a positive contributor to relative performance.

Top detractors from performance:

• The Fund moves from equities to cash or cash equivalents during periods of significant market decline (“Long/Cash” feature). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 75% allocated to cash or cash equivalents and 25% for one month during the fiscal year. The Long/Cash trigger was a detractor from the Fund’s relative performance versus the S&P 500® Index.

• The Fund’s underweight to information technology was a detractor from relative performance.

• Overall stock selection was a detractor relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $21,564	Fund @ Market Value - $21,565	S&P 500® Index (regulatory broad based index) - $33,292	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $22,484
7/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/15	$10,615	$10,612	$10,669	$10,683
6/16	$10,912	$10,895	$11,095	$11,024
6/17	$13,064	$13,062	$13,081	$13,246
6/18	$14,817	$14,817	$14,961	$15,078
6/19	$14,919	$14,913	$16,519	$15,239
6/20	$16,036	$16,025	$17,759	$16,446
6/21	$22,255	$22,260	$25,004	$22,908
6/22	$20,325	$20,330	$22,350	$21,002
6/23	$20,299	$20,285	$26,729	$21,081
6/24	$21,564	$21,565	$33,292	$22,484
Footnote	Description
Footnote*	Inception date for the US 500 Enhanced Volatility Wtd ETF is 7/1/2014.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Fund @ Net Asset Value	6.23%	7.65%	7.99%
Fund @ Market Value	6.31%	7.66%	7.99%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.78%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference2	6.66%	8.09%	8.44%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The index reflects the reinvestment of dividends paid on the stocks constituting the index, net of withholding taxes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$427,593
Number of Holdings	507
Investment Advisory Fees	$1,550
Portfolio Turnover	117%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Republic Services, Inc.	0.4%
The Coca-Cola Co.	0.4%
Berkshire Hathaway, Inc., Class B	0.4%
Colgate-Palmolive Co.	0.4%
T-Mobile US, Inc.	0.4%
Kimberly-Clark Corp.	0.4%
Loews Corp.	0.3%
JPMorgan Chase & Co.	0.3%
The TJX Cos., Inc.	0.3%
Amphenol Corp., Class A	0.3%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CFO — AR (6/24)

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Ticker: CDC     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US EQ Income Enhanced Volatility Wtd ETF	$36	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 6.01% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the "Index"), which returned 6.54% during the period. The Fund underperformed the Russell 1000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned 13.06% during the period.

Top contributors to performance:

• The Fund’s underweight to health care was a positive contributor to relative performance; and

• Stock selection was positive in information technology relative to the Index.

Top detractors from performance:

• The Fund moves from equities to cash or cash equivalents during periods of significant market decline (“Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% cash or cash equivalents and 25% equities for a period of time during the fiscal year. The Long/Cash trigger was a detractor from the Fund’s relative performance versus the Russell 1000 Value Index.

• The underweight to financials was a detractor from relative performance.

• Stock selection detracted in utilities relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $22,929	Fund @ Market Value - $22,915	Russell 1000® Index (regulatory broad based index) - $32,279	Russell 1000® Value Index - $21,939	Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index - $23,994
7/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$10,377	$10,372	$10,663	$10,358	$10,439
6/16	$11,716	$11,675	$10,976	$10,654	$11,844
6/17	$13,514	$13,513	$12,954	$12,308	$13,715
6/18	$14,897	$14,902	$14,838	$13,142	$15,176
6/19	$15,124	$15,120	$16,324	$14,254	$15,475
6/20	$15,955	$15,938	$17,545	$12,994	$16,371
6/21	$22,705	$22,695	$25,103	$18,671	$23,405
6/22	$23,951	$23,955	$21,830	$17,397	$24,798
6/23	$21,629	$21,614	$26,057	$19,405	$22,522
6/24	$22,929	$22,915	$32,279	$21,939	$23,994
Footnote	Description
Footnote*	Inception date for the US EQ Income Enhanced Volatility Wtd ETF is 7/1/2014.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Fund @ Net Asset Value	6.01%	8.68%	8.65%
Fund @ Market Value	6.02%	8.67%	8.65%
Russell 1000® IndexFootnote Reference1	23.88%	14.61%	12.44%
Russell 1000® Value IndexFootnote Reference2	13.06%	9.01%	8.18%
Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted IndexFootnote Reference3	6.54%	9.17%	9.15%
Footnote	Description
Footnote[1]	The unmanaged Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.
Footnote[2]	The unmanaged Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.
Footnote[3]	The Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of signficant market decline and reallocated to stocks when market prices have further declined or rebounded.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$805,259
Number of Holdings	102
Investment Advisory Fees	$3,262
Portfolio Turnover	196%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Industrials	3.2%
Communication Services	3.4%
Materials	3.9%
Information Technology	6.5%
Health Care	8.6%
Energy	13.2%
Consumer Staples	15.2%
Financials	18.7%
Utilities	23.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

The Coca-Cola Co.	1.7%
Kimberly-Clark Corp.	1.6%
Philip Morris International, Inc.	1.5%
The Williams Cos., Inc.	1.5%
Kinder Morgan, Inc.	1.4%
Duke Energy Corp.	1.3%
Public Service Enterprise Group, Inc.	1.3%
The Southern Co.	1.3%
PepsiCo, Inc.	1.3%
Altria Group, Inc.	1.3%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CDC — AR (6/24)

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Ticker: CSF     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US Discovery Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Discovery Enhanced Volatility Wtd ETF	$35	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned -1.30% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (the "Index"), which returned -0.68% during the period. The Fund underperformed the Russell 2000® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 10.06% during the period.

Top contributors to performance:

• The Fund's underweight to health care was a positive contributor to relative performance; and

• Stock selection was positive in financials and industrials relative to the Index.

Top detractors from performance:

• The Fund moves from equities to cash or cash equivalents during periods of significant market decline (“Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% allocated to cash or cash equivalents and 25% equities for a period of time during the fiscal year. The Long/Cash trigger was a detractor from the Fund’s relative performance versus the Russell 2000® Index.

• The Fund’s underweight to financials was a detractor from relative performance.

• Stock selection detracted in consumer stables relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $16,464	Fund @ Market Value - $16,458	MSCI All Country World Index (regulatory broad based index) - $22,750	Russell 2000® Index - $20,945	Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index - $17,292
7/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$11,306	$11,298	$10,195	$11,335	$11,359
6/16	$9,757	$9,733	$9,815	$10,572	$9,850
6/17	$12,187	$12,182	$11,658	$13,172	$12,341
6/18	$14,106	$14,124	$12,909	$15,486	$14,334
6/19	$11,420	$11,414	$13,650	$14,974	$11,651
6/20	$11,991	$11,989	$13,938	$13,982	$12,302
6/21	$18,763	$18,766	$19,411	$22,654	$19,337
6/22	$17,262	$17,254	$16,354	$16,946	$17,888
6/23	$16,681	$16,671	$19,057	$19,031	$17,410
6/24	$16,464	$16,458	$22,750	$20,945	$17,292
Footnote	Description
Footnote*	Inception date for the US Discovery Enhanced Volatility Wtd ETF is 7/31/2014.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	- 1.30%	7.59%	5.16%
Fund @ Market Value	- 1.28%	7.59%	5.15%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.64%
Russell 2000® IndexFootnote Reference2	10.06%	6.94%	7.74%
Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference3	- 0.68%	8.22%	5.68%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged Russell 2000® Index is a market-capitalization-weighted index that measures the performance of the 2,000 smallest U.S. stocks by market capitalization in the Russell 3000® Index.
Footnote[3]	The Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of signficant market decline and reinvests when market prices have further declined or rebounded.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$40,105
Number of Holdings	505
Investment Advisory Fees	$169
Portfolio Turnover	198%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.5%
Consumer Staples	5.0%
Materials	5.1%
Utilities	5.4%
Energy	6.0%
Health Care	6.4%
Information Technology	8.6%
Consumer Discretionary	14.8%
Industrials	21.3%
Financials	23.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Kirby Corp.	0.4%
FTAI Aviation Ltd.	0.4%
Nelnet, Inc., Class A	0.4%
MDU Resources Group, Inc.	0.4%
MGE Energy, Inc.	0.4%
MGIC Investment Corp.	0.4%
Verra Mobility Corp.	0.4%
Ryan Specialty Holdings, Inc.	0.3%
NMI Holdings, Inc.	0.3%
Radian Group, Inc.	0.3%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CSF — AR (6/24)

VictoryShares Developed Enhanced Volatility Wtd ETF

Ticker: CIZ     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Developed Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Developed Enhanced Volatility Wtd ETF	$47	0.46%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 2.77% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (the "Index"), which returned 3.66% during the period. The Fund underperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 11.54% during the period.

Top contributors to performance:

• An overweight allocation to Denmark; and

• Stock selection in Hong Kong.

Top detractors from performance:

• The Fund moves from equities to cash or cash equivalents during periods of significant market decline (“Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% allocated to cash or cash equivalents and 25% equities for a period during the fiscal year. The Long/Cash trigger was a detractor from the Fund’s relative performance versus the MSCI EAFE Index for the fiscal year;

• The Fund’s overweight allocation to Canada; and

• An underweight allocation to information technology.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $11,012	Fund @ Market Value - $11,004	MSCI EAFE Index (regulatory broad based index) - $16,239	Nasdaq Victory International 500 Long/Cash Volatility Weighted Index - $11,779
9/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/15	$10,177	$10,270	$10,176	$10,253
6/16	$8,553	$8,616	$9,141	$8,711
6/17	$9,647	$9,736	$10,994	$9,879
6/18	$10,362	$10,395	$11,746	$10,652
6/19	$10,141	$10,112	$11,873	$10,483
6/20	$8,666	$8,645	$11,264	$9,001
6/21	$11,233	$11,182	$14,908	$11,727
6/22	$9,975	$9,969	$12,259	$10,470
6/23	$10,716	$10,764	$14,560	$11,363
6/24	$11,012	$11,004	$16,239	$11,779
Footnote	Description
Footnote*	Inception date for the Developed Enhanced Volatility Wtd ETF is 9/30/2014.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	2.77%	1.66%	0.99%
Fund @ Market Value	2.23%	1.71%	0.99%
MSCI EAFE IndexFootnote Reference1	11.54%	6.46%	5.10%
Nasdaq Victory International 500 Long/Cash Volatility Weighted IndexFootnote Reference2	3.66%	2.36%	1.69%
Footnote	Description
Footnote[1]	The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country.
Footnote[2]	The Nasdaq Victory International 500 Long/Cash Volatility Weighted Index reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,143
Number of Holdings	509
Investment Advisory Fees	$160
Portfolio Turnover	143%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.7%
Energy	5.1%
Communication Services	5.8%
Information Technology	5.9%
Health Care	6.5%
Materials	6.9%
Consumer Discretionary	9.2%
Consumer Staples	9.4%
Industrials	18.5%
Financials	25.3%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Koninklijke KPN NV	0.4%
London Stock Exchange Group PLC	0.4%
Oversea-Chinese Banking Corp. Ltd.	0.4%
DBS Group Holdings Ltd.	0.4%
Deutsche Telekom AG	0.4%
Zurich Insurance Group AG	0.4%
United Overseas Bank Ltd.	0.4%
Unilever PLC	0.4%
Generali	0.3%
Pembina Pipeline Corp.	0.3%

Material Fund Changes

On August 27, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund, which is anticipated to take place on or about October 28, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

CIZ — AR (6/24)

VictoryShares Nasdaq Next 50 ETF

Ticker: QQQN     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Nasdaq Next 50 ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Nasdaq Next 50 ETF	$19	0.18%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.29% for the fiscal year ended June 30, 2024, outperforming its primary benchmark which it seeks to track the performance of before fees and expenses, the Nasdaq Q-50® Index (the “Index”), which returned 10.49% during the period.

Top contributors to performance:

• The Fund’s overweight to information technology was a positive contributor to relative performance; and

• Stock selection was a positive contributor in information technology relative to the Index.

Top detractors from performance:

• An underweight in financials was a detractor from relative performance; and

• Stock selection was a detractor in consumer discretionary relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $11,659	Fund @ Market Value - $11,660	S&P 500® Index (regulatory broad based index) - $17,042	Nasdaq Q-50® Index - $11,628
9/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
9/20	$10,353	$10,353	$9,903	$10,355
12/20	$12,455	$12,459	$11,106	$12,467
3/21	$12,405	$12,412	$11,792	$12,421
6/21	$13,526	$13,519	$12,800	$13,534
9/21	$12,827	$12,839	$12,874	$12,831
12/21	$13,468	$13,466	$14,294	$13,477
3/22	$11,480	$11,481	$13,636	$11,493
6/22	$9,152	$9,146	$11,441	$9,164
9/22	$8,887	$8,892	$10,882	$8,903
12/22	$9,581	$9,579	$11,705	$9,607
3/23	$10,244	$10,236	$12,583	$10,274
6/23	$10,477	$10,474	$13,683	$10,524
9/23	$9,813	$9,818	$13,235	$9,864
12/23	$10,871	$10,871	$14,782	$10,934
3/24	$11,938	$11,940	$16,342	$11,927
6/24	$11,659	$11,660	$17,042	$11,628
Footnote	Description
Footnote*	Inception date for the Nasdaq Next 50 ETF is 9/10/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Fund @ Net Asset Value	11.29%	4.12%
Fund @ Market Value	11.32%	4.12%
S&P 500® IndexFootnote Reference1	24.56%	15.04%
Nasdaq Q-50® IndexFootnote Reference2	10.49%	4.04%
Footnote	Description
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The Nasdaq Q-50® Index is a market capitalization-weighted index designed to track the performance of the 50 largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization after excluding the companies included in the Nasdaq-100® Index.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$23,122
Number of Holdings	61
Investment Advisory Fees	$96
Portfolio Turnover	85%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Communication Services	7.4%
Industrials	8.7%
Consumer Discretionary	15.4%
Health Care	16.8%
Information Technology	49.3%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Monolithic Power Systems, Inc.	4.2%
Super Micro Computer, Inc.	4.1%
Alnylam Pharmaceuticals, Inc.	3.2%
Tractor Supply Co.	3.0%
eBay, Inc.	2.8%
NetApp, Inc.	2.8%
ICON PLC	2.7%
Western Digital Corp.	2.6%
First Solar, Inc.	2.5%
Teradyne, Inc.	2.4%

Material Fund Changes

On August 27, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund, which is anticipated to take place on or about October 28, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

QQQN — AR (6/24)

VictoryShares THB Mid Cap ETF

Ticker: MDCP     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares THB Mid Cap ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
THB Mid Cap ETF	$57	0.55%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.26% for the fiscal year ended June 30, 2024, underperforming the Russell Midcap® Index (the "Index"), which returned 12.88% during the period.

Top contributors to performance:

• Overallocation to industrials, stock selection in health care, and overallocation to information technology were positive contributors to the Fund’s relative performance during the period.

• The financials sector was the top performing sector in the Index during the period as a result of a recovery in investor confidence in the sector after the sharp selloff in early 2023 due to the series of banking failures including Silicon Valley Bank. As the fear of a potential banking crisis subsided with issues limited to specific banks, the financials sector recovered from its lows and delivered strong returns in the fourth quarter of 2023 and first quarter of 2024.

• Information technology was also among the top performing sectors during the period. The hype around Artificial Intelligence has driven higher returns but also valuations in the sector resulting in positive contribution from allocation but negative impact from stock selection for the Fund.

• In addition, the following companies were top contributors to relative performance for the period: Old Dominion Freight Line, Inc. (industrials), Verisk Analytics, Inc. (industrials), and Ross Stores, Inc. (consumer discretionary).

Top detractors from performance:

• During the period, the Fund’s underperformance relative to the Index was a result of higher exposure to lower financial leverage and low volatility factors.

• Underallocation to the financials sector, stock selection in the information technology sector, and stock selection in consumer staples sector were detractors from the Fund’s relative performance during the period.

• In addition, the following companies were top detractors from relative performance for the period: The Toro Co.(industrials), Keysight Technologies, Inc. (information technology), and Darling Ingredients, Inc. (consumer staples).

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $11,379	Fund @ Market Value - $11,384	Russell 3000® Index (regulatory broad based index) - $12,650	Russell Midcap® Index - $10,811
10/21Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/21	$11,486	$11,497	$10,947	$10,626
3/22	$10,190	$10,204	$10,369	$10,022
6/22	$8,677	$8,683	$8,637	$8,334
9/22	$8,490	$8,493	$8,252	$8,047
12/22	$9,241	$9,249	$8,844	$8,786
3/23	$9,883	$9,885	$9,479	$9,142
6/23	$10,510	$10,513	$10,274	$9,577
9/23	$9,891	$9,898	$9,940	$9,129
12/23	$11,173	$11,173	$11,140	$10,299
3/24	$12,135	$12,133	$12,256	$11,185
6/24	$11,379	$11,384	$12,650	$10,811
Footnote	Description
Footnote*	Inception date for the THB Mid Cap ETF is 10/5/2021.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Fund @ Net Asset Value	8.26%	4.83%
Fund @ Market Value	8.29%	4.85%
Russell 3000® IndexFootnote Reference1	23.13%	8.97%
Russell Midcap® IndexFootnote Reference2	12.88%	2.89%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The Russell Midcap® Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$101,922
Number of Holdings	30
Investment Advisory Fees	$185
Portfolio Turnover	20%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	5.6%
Materials	6.4%
Health Care	9.4%
Consumer Discretionary	14.8%
Information Technology	19.8%
Industrials	43.6%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

HEICO Corp.	5.0%
Amphenol Corp., Class A	4.9%
NVR, Inc.	4.6%
Rollins, Inc.	4.2%
CACI International, Inc., Class A	4.1%
Carlisle Cos., Inc.	4.1%
D.R. Horton, Inc.	3.9%
PTC, Inc.	3.8%
Westinghouse Air Brake Technologies Corp.	3.7%
Ross Stores, Inc.	3.6%

Material Fund Changes

Effective Febuary 1, 2024, the Fund's name changed to VictoryShares THB Mid Cap ETF.

Effective on or about May 1, 2024, the Fund’s investment strategy changed to eliminate references to restrictions on the Fund's investments in certain companies, the maintenance of an overall level of "carbon risk" that is at or below the Index, and changes to Victory Capital Management Inc.'s investment selection process. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

MDCP — AR (6/24)

VictoryShares Free Cash Flow ETF

Ticker: VFLO     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Free Cash Flow ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Free Cash Flow ETF	$44	0.39%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.39% for the fiscal year ended June 30, 2024, underperforming its primary benchmark which it seeks to track the performance of before fees and expenses, the Victory U.S. Large Cap Free Cash Flow Index (the “Index”), which returned 24.00% during the period.

Top contributors to performance:

• The Fund’s overweight to energy was a positive contributor to relative performance; and

• Stock selection was a positive contributor in consumer discretionary relative to the Index.

Top detractors from performance:

• An underweight in financials was a detractor from relative performance; and

• Stock selection was a detractor in communication services relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $12,535	Fund @ Market Value - $12,537	Russell 1000® Index (regulatory broad based index) - $12,638	Victory U.S. Large Cap Free Cash Flow Index - $12,599	Russell 1000® Value Index - $11,512
6/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/23	$10,159	$10,158	$10,202	$10,161	$10,182
9/23	$10,419	$10,423	$9,881	$10,438	$9,860
12/23	$11,416	$11,421	$11,064	$11,448	$10,796
3/24	$13,098	$13,106	$12,203	$13,153	$11,767
6/24	$12,535	$12,537	$12,638	$12,599	$11,512
Footnote	Description
Footnote*	Inception date for the VictoryShares Free Cash Flow ETF is 6/22/2023.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Fund @ Net Asset Value	23.39%Footnote Reference	24.67%Footnote Reference
Fund @ Market Value	23.42%	24.69%
Russell 1000® IndexFootnote Reference1	23.88%	25.67%
Victory U.S. Large Cap Free Cash Flow IndexFootnote Reference2	24.00%	25.29%
Russell 1000® Value IndexFootnote Reference3	13.06%	14.73%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.
Footnote[2]	The Victory U.S. Large Cap Free Cash Flow Index aims to select high-quality companies from its starting universe by applying profitability screens. It then selects companies with the strongest free cash flow yield that exhibiti higher growth.
Footnote[3]	The unmanaged Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$448,412
Number of Holdings	51
Investment Advisory Fees	$590
Portfolio Turnover	118%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.5%
Utilities	2.1%
Communication Services	4.0%
Information Technology	9.5%
Industrials	12.2%
Consumer Discretionary	17.6%
Energy	24.4%
Health Care	28.4%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Gilead Sciences, Inc.	4.1%
Expedia Group, Inc.	4.0%
The Cigna Group	3.9%
Amgen, Inc.	3.5%
CVS Health Corp.	3.4%
Elevance Health, Inc.	3.2%
Zoom Video Communications, Inc., Class A	3.2%
Lennar Corp., Class A	3.1%
Centene Corp.	2.6%
Exxon Mobil Corp.	2.5%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

VFLO — AR (6/24)

VictoryShares Small Cap Free Cash Flow ETF

Ticker: SFLO     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Small Cap Free Cash Flow ETF (the "Fund") for the period of December 21, 2023 to June 30, 2024 ("reporting period"), as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com.You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Small Cap Free Cash Flow ETF	$27Footnote Reference*	0.49%

Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

How did the Fund perform over the reporting period? What affected the Fund’s performance?

The Fund's inception date was December 20, 2023. For the period December 21, 2023, to June 30, 2024, the Fund returned 4.83%, underperforming its primary benchmark which it seeks to track the performance of before fees and expenses, Victory U.S. Small Cap Free Cash Flow Index (the “Index”), which returned 5.33% for the period.

Top contributors to performance:

• The Fund’s overweight to energy was a positive contributor to relative performance; and

• Stock selection was a positive contributor in energy relative to the Index.

Top detractors from performance:

• An overweight in communication services was a detractor from relative performance; and

• Stock selection was a detractor in materials relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $10,483	Fund @ Market Value - $10,484	Russell 3000® Index (regulatory broad based index) - $11,540	Victory U.S. Small Cap Free Cash Flow Index - $10,533	Russell 2000® Index - $10,407
12/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
12/23	$10,131	$10,136	$10,162	$10,133	$10,230
1/24	$9,980	$9,982	$10,275	$9,989	$9,832
2/24	$10,300	$10,291	$10,831	$10,316	$10,388
3/24	$10,899	$10,896	$11,180	$10,929	$10,760
4/24	$10,266	$10,271	$10,688	$10,301	$10,003
5/24	$10,800	$10,807	$11,193	$10,841	$10,504
6/24	$10,483	$10,484	$11,540	$10,533	$10,407
Footnote	Description
Footnote*	Inception date for the VictoryShares Small Cap Free Cash Flow ETF is 12/21/2023.

AVERAGE ANNUAL TOTAL RETURNS

Since Inception
Fund @ Net Asset Value	4.83%
Fund @ Market Value	4.84%
Russell 3000® IndexFootnote Reference1	15.40%
Victory U.S. Small Cap Free Cash Flow IndexFootnote Reference2	5.33%
Russell 2000® IndexFootnote Reference3	4.07%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The Victory U.S. Small Cap Free Cash Flow Index aims to select high-quality companies from its starting universe by applying profitability screens. It then selects companies with the strongest free cash flow yield that exhibit higher growth.
Footnote[3]	The unmanaged Russell 2000® Index is a market-capitalization-weighted index that measures the performance of the 2,000 smallest U.S. stocks by market capitalization in the Russell 3000® Index.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$55,238
Number of Holdings	201
Investment Advisory Fees	$89
Portfolio Turnover	77%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Materials	2.9%
Communication Services	7.7%
Health Care	9.1%
Information Technology	12.1%
Industrials	15.5%
Consumer Discretionary	20.7%
Energy	29.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Scorpio Tankers, Inc.	1.6%
Chord Energy Corp.	1.4%
Dillard's, Inc., Class A	1.4%
Vista Outdoor, Inc.	1.3%
Mueller Industries, Inc.	1.3%
Dropbox, Inc., Class A	1.3%
Jazz Pharmaceuticals PLC	1.3%
International Seaways, Inc.	1.2%
Civitas Resources, Inc.	1.2%
California Resources Corp.	1.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the reporting period ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

SFLO — AR (6/24)

VictoryShares Short-Term Bond ETF

Ticker: USTB     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Short-Term Bond ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Short-Term Bond ETF	$36	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 7.27% for the fiscal year ended June 30, 2024, outperforming the Bloomberg 1-3 Year Credit Index (the "Index"), which returned 5.64% during the period.

The Fund’s relative performance was driven primarily by security selection and asset allocation, offset somewhat by changes in the yield curve (the Fund’s maturity profile is more diverse than the Index). Relative to the Index, the Fund's best performing sectors were asset-backed securities, banking, commercial mortgage-backed securities, and property and casualty insurance. Sectors that detracted from relative performance included Treasuries and cash.

The portfolio has been positioned to be what we believe to be more defensive. This includes a lower allocation to lower rated corporate and high yield bonds, and a higher allocation to higher rated bonds, Treasuries, and cash.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $12,059	Fund @ Market Value - $12,063	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,548	Bloomberg 1-3 Year Credit Index - $11,421
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,006	$10,031	$9,893	$9,999
6/19	$10,497	$10,505	$10,671	$10,480
6/20	$10,922	$10,962	$11,604	$10,933
6/21	$11,303	$11,310	$11,565	$11,076
6/22	$10,881	$10,883	$10,375	$10,664
6/23	$11,242	$11,244	$10,278	$10,812
6/24	$12,059	$12,063	$10,548	$11,421
Footnote	Description
Footnote*	Inception date for the VictoryShares Short-Term Bond ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	7.27%	2.81%	2.84%
Fund @ Market Value	7.28%	2.80%	2.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	0.80%
Bloomberg 1-3 Year Credit IndexFootnote Reference2	5.64%	1.73%	2.01%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Bloomberg 1-3 Year Credit Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority, and non-U.S. agency bonds that have a remaining maturity of at least one year and less than three years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$637,226
Number of Holdings	593
Investment Advisory Fees	$1,409
Portfolio Turnover	60%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Asset-Backed Securities	37.6%
Corporate Bonds	34.6%
U.S. Treasury Obligations	8.7%
Yankee Dollars	7.2%
Collateralized Mortgage Obligations	3.6%
OtherFootnote Reference**	1.7%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

**Other includes investments which are each under 2% of the net assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

USTB — AR (6/24)

VictoryShares Core Intermediate Bond ETF

Ticker: UITB     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Core Intermediate Bond ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Intermediate Bond ETF	$40	0.39%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 3.72%, the fiscal year ended June 30, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Index”), which returned 2.63% for the period.

• The Fund’s performance was driven primarily by security selection and asset allocation.

• Relative to the Index, the Fund's best performing corporate sectors were banking, capital goods, retailers, and food & beverage.

• An underweight to agency mortgage-backed securities (MBS) and security selection within agency MBS and asset-backed securities (ABS) also contributed to relative performance.

• Sectors that detracted from relative performance included non-agency commercial MBS and cash.

The portfolio has been positioned to be what we believe to be more defensive. This includes a higher allocation to Treasuries, agency MBS, and highly rated ABS and a reduced allocation to lower rated corporate bonds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $11,080	Fund @ Market Value - $11,086	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,548
10/17Footnote Reference*	$10,000	$10,000	$10,000
6/18	$9,875	$9,895	$9,893
6/19	$10,776	$10,785	$10,671
6/20	$11,604	$11,643	$11,604
6/21	$11,900	$11,907	$11,565
6/22	$10,669	$10,681	$10,375
6/23	$10,682	$10,704	$10,278
6/24	$11,080	$11,086	$10,548
Footnote	Description
Footnote*	Inception date for the VictoryShares Core Intermediate Bond ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	3.72%	0.56%	1.55%
Fund @ Market Value	3.57%	0.55%	1.56%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	0.80%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,067,507
Number of Holdings	1,037
Investment Advisory Fees	$5,278
Portfolio Turnover	22%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	41.5%
Corporate Bonds	22.2%
U.S. Government Agency Mortgages	12.4%
Asset-Backed Securities	11.5%
Yankee Dollars	5.9%
Collateralized Mortgage Obligations	4.3%
OtherFootnote Reference**	1.6%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

**Other includes investments which are each under 2% of the net assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

UITB — AR (6/24)

VictoryShares Core Plus Intermediate Bond ETF

Ticker: UBND     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Core Plus Intermediate Bond ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Plus Intermediate Bond ETF	$41	0.40%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.37% for the fiscal year ended June 30, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Index”), which returned 2.63% for the period.

• The Fund’s performance was driven primarily by security selection and asset allocation.

• Relative to the Index, the Fund's best performing sectors were banking, consumer cyclical, asset-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and property.

• In addition, an underweight allocation to residential mortgage-backed securities and treasuries contributed to relative performance.

• Sectors that detracted from relative performance included utilities and energy.

The portfolio has been positioned to be what we believe to be more defensive. This includes a lower allocation to lower rated corporate and high yield bonds, and a higher allocation to higher rated bonds, Treasuries, and agency residential mortgages-backed securities.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $9,431	Fund @ Market Value - $9,448	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,099
10/21Footnote Reference*	$10,000	$10,000	$10,000
12/21	$9,985	$9,996	$9,982
3/22	$9,405	$9,420	$9,390
6/22	$8,880	$8,904	$8,949
9/22	$8,543	$8,563	$8,524
12/22	$8,732	$8,753	$8,684
3/23	$9,056	$9,074	$8,941
6/23	$9,037	$9,059	$8,865
9/23	$8,811	$8,829	$8,579
12/23	$9,379	$9,379	$9,164
3/24	$9,397	$9,412	$9,093
6/24	$9,431	$9,448	$9,099
Footnote	Description
Footnote*	Inception date for the Core Plus Intermediate Bond ETF is 10/4/2021.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Fund @ Net Asset Value	4.37%	- 2.12%
Fund @ Market Value	4.30%	- 2.05%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 3.39%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$351,242
Number of Holdings	845
Investment Advisory Fees	$928
Portfolio Turnover	36%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	29.5%
Asset-Backed Securities	19.8%
Corporate Bonds	14.7%
U.S. Government Agency Mortgages	12.8%
Collateralized Mortgage Obligations	8.4%
Yankee Dollars	4.8%
Collateralized Loan Obligations	3.5%
Municipal Bonds	3.1%
OtherFootnote Reference**	1.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

**Other includes investments which are each under 2% of the net assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

UBND — AR (6/24)

VictoryShares Corporate Bond ETF

Ticker: UCRD     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Corporate Bond ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Corporate Bond ETF	$41	0.40%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.45% for the fiscal year ended June 30, 2024, outperforming the Bloomberg U.S. Corporate Bond Index (the "Index"), which returned 4.63% during the period.

• The Fund’s performance was driven primarily by security selection.

• Changes in yield across the maturity spectrum throughout the reporting period were a positive for relative performance, while allocation was a slight detractor from relative performance.

• Relative to the Index, the Fund’s best performing sectors included banking, retailers, technology and pharmaceuticals.

• Sectors that detracted from relative performance included Treasuries and electric.

The portfolio has been positioned to be what we believe to be more defensive. This includes a higher allocation to Treasuries and sectors such as electric and a lower allocation to high yield and lower-rated corporate bonds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $9,090	Fund @ Market Value - $9,103	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,099	Bloomberg U.S. Corporate Bond Index - $9,097
10/21Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/21	$9,975	$9,982	$9,982	$10,000
3/22	$9,194	$9,199	$9,390	$9,231
6/22	$8,463	$8,492	$8,949	$8,561
9/22	$8,003	$8,016	$8,524	$8,128
12/22	$8,303	$8,326	$8,684	$8,424
3/23	$8,637	$8,659	$8,941	$8,719
6/23	$8,619	$8,635	$8,865	$8,694
9/23	$8,360	$8,374	$8,579	$8,425
12/23	$9,078	$9,078	$9,164	$9,141
3/24	$9,077	$9,094	$9,093	$9,105
6/24	$9,090	$9,103	$9,099	$9,097
Footnote	Description
Footnote*	Inception date for the Corporate Bond ETF is 10/5/2021.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Fund @ Net Asset Value	5.45%	- 3.43%
Fund @ Market Value	5.42%	- 3.37%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 3.39%
Bloomberg U.S. Corporate Bond IndexFootnote Reference2	4.63%	- 3.40%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The Bloomberg U.S. Corporate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, MBS, ABS, and CMBS.This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$133,486
Number of Holdings	351
Investment Advisory Fees	$410
Portfolio Turnover	9%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	72.4%
Yankee Dollars	16.6%
U.S. Treasury Obligations	8.5%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

**Other includes investments which are each under 2% of the net assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

UCRD — AR (6/24)

VictoryShares WestEnd Economic Cycle Bond ETF

Ticker: BMDL     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares WestEnd Economic Cycle Bond ETF (the "Fund") for the period of June 21, 2024 to June 30, 2024 ("reporting period"), as well as certain changes to the Fund. You can find additional information about theFund atvcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Economic Cycle Bond ETF	$1Footnote Reference*	0.40%

Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

How did the Fund perform over the reporting period? What affected the Fund’s performance?

The Fund commenced operations on June 21, 2024. Since inception, the Fund returned -0.71%, compared to the Bloomberg U.S. Government/Credit Bond Index (the “Index”), which return -0.57% for the period.

Given the recent launch date of the Fund on June 21, 2024, there is limited attribution data for this ﬁscal year. However, during the period referenced, the Fund’s slight underperformance relative to the Index can be attributed to the Fund's underweight allocation to short-term ﬁxed income (1-3yrs) relative to the Index. In addition, a brief one-time exposure to cash as part of the initial fund implementation also contributed to the minor underperformance.

AVERAGE ANNUAL TOTAL RETURNS

Since Inception
Fund @ Net Asset Value	- 0.71%
Fund @ Market Value	- 0.50%
Bloomberg U.S. Government/Credit Bond IndexFootnote Reference1	- 0.57%
Footnote	Description
Footnote[1]	The Bloomberg U.S. Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the US Aggregate index. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$55,240
Number of Holdings	412
Investment Advisory Fees	$3
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	74.3%
Corporate Bonds	20.7%
Yankee Dollars	3.2%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the reporting period ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Summary Prospectus

Statement Additional Information

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

BMDL — AR (6/24)

VictoryShares US Value Momentum ETF

Ticker: ULVM     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US Value Momentum ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Value Momentum ETF	$22	0.20%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 19.08% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Value Momentum Index (the "Index"), which returned 19.42% during the period. The Fund underperformed the Nasdaq US 500 Large Cap Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.88% during the period.

Top contributors to performance:

• The Fund’s underweight to consumer discretionary was a positive contributor to relative performance; and

• Stock selection was a positive contributor in industrials relative to the Index.

Top detractors from performance:

• An underweight to information technology was a detractor from relative performance; and

• Stock selection was a detractor in consumer staples relative to the Index.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed positively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $16,775	Fund @ Market Value - $16,784	Russell 1000® Index (regulatory broad based index) - $23,375	Nasdaq US 500 Large Cap Index - $23,844	Nasdaq Victory US Value Momentum Index - $17,022
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/18	$10,330	$10,345	$10,745	$10,721	$10,346
6/19	$10,491	$10,490	$11,821	$11,870	$10,530
6/20	$9,448	$9,423	$12,705	$12,928	$9,488
6/21	$13,890	$13,886	$18,178	$18,266	$13,991
6/22	$12,926	$12,903	$15,808	$15,934	$13,045
6/23	$14,088	$14,079	$18,869	$19,093	$14,254
6/24	$16,775	$16,784	$23,375	$23,844	$17,022
Footnote	Description
Footnote*	Inception date for the VictoryShares US Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	19.08%Footnote Reference	9.84%	8.05%
Fund @ Market Value	19.21%	9.86%	8.06%
Russell 1000® IndexFootnote Reference1	23.88%	14.61%	13.55%
Nasdaq US 500 Large Cap IndexFootnote Reference2	24.88%	14.97%	13.89%
Nasdaq Victory US Value Momentum IndexFootnote Reference+,Footnote Reference3	19.42%	10.08%	8.29%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote+	The inception date for the Nasdaq Victory US Value Momentum Index is September 19, 2022. Prior to that date, the data is hypothetical.
Footnote[1]	The unmanaged Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.
Footnote[2]	The Nasdaq US 500 Large Cap Index is comprised of the largest 500 securities on a float-adjusted, market-capitalization rank from the Nasdaq US Benchmark Index.
Footnote[3]	The Nasdaq Victory US Value Momentum Index is designed to deliver exposure to equity securities of large-capitalization U.S. issuers within the Nasdaq US Large Cap 500 Index that have higher exposure to value and momentum factors, while also maintaining moderate Index turnover and lower realized volatilitiy than traditional capitalization-weighted indexes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$149,902
Number of Holdings	125
Investment Advisory Fees	$242
Portfolio Turnover	118%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	4.3%
Utilities	4.5%
Communication Services	4.9%
Materials	5.7%
Consumer Discretionary	6.8%
Real Estate	9.1%
Information Technology	11.3%
Health Care	13.1%
Industrials	16.9%
Financials	19.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Berkshire Hathaway, Inc., Class B	1.6%
Loews Corp.	1.4%
Regeneron Pharmaceuticals, Inc.	1.3%
Cencora, Inc.	1.2%
The Hartford Financial Services Group, Inc.	1.2%
McKesson Corp.	1.2%
Fiserv, Inc.	1.2%
The Bank of New York Mellon Corp.	1.2%
Duke Energy Corp.	1.2%
Amphenol Corp., Class A	1.2%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

ULVM — AR (6/24)

VictoryShares US Small Mid Cap Value Momentum ETF

Ticker: USVM     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares US Small Mid Cap Value Momentum ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Mid Cap Value Momentum ETF	$26	0.24%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 17.77% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Small Mid Cap Value Momentum Index (the "Index"), which returned 18.29% during the period. The Fund outperformed the Nasdaq US 1300 Small Mid Cap Index, a market cap-based index against which the performance of the Fund is also measured, which returned 12.67% during the period.

Top contributors to performance:

• The Fund’s overweight to energy was a positive contributor to relative performance; and

• Stock selection was a positive contributor in industrials relative to the Index.

Top detractors from performance:

• An overweight to health care was a detractor from relative performance; and

• Stock selection was a detractor in information technology relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $17,010	Fund @ Market Value - $17,026	Russell 3000® Index (regulatory broad based index) - $22,737	Nasdaq US 1300 Small Mid Cap Index - $17,487	Nasdaq Victory US Small Mid Cap Value Momentum Index - $17,402
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/18	$10,842	$10,855	$10,768	$11,029	$10,873
6/19	$10,417	$10,404	$11,736	$11,073	$10,471
6/20	$9,453	$9,448	$12,502	$10,388	$9,531
6/21	$15,169	$15,174	$18,024	$16,787	$15,333
6/22	$12,858	$12,863	$15,524	$13,272	$13,031
6/23	$14,444	$14,444	$18,467	$15,520	$14,712
6/24	$17,010	$17,026	$22,737	$17,487	$17,402
Footnote	Description
Footnote*	Inception date for the VictoryShares US Small Mid Cap Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	17.77%Footnote Reference	10.30%	8.27%
Fund @ Market Value	17.88%	10.35%	8.29%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	13.08%
Nasdaq US 1300 Small Mid Cap IndexFootnote Reference2	12.67%	9.57%	8.72%
Nasdaq Victory US Small Mid Cap Value Momentum IndexFootnote Reference+,Footnote Reference3	18.29%	10.69%	8.64%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote+	The inception date for the Nasdaq Victory US Small Mid Cap Value Momentum Index is September 19, 2022. Prior to that date, the data is hypothetical.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The Nasdaq US 1300 Small Mid Cap Index is designed to track the performance of the 1300 securities in the Nasdaq US Benchmark Index comprising the small-cap and mid-cap size categories.
Footnote[3]	The Nasdaq Victory US Small Mid Cap Value Momentum Index is designed to deliver exposure to equity securities of small- and mid-capitalization U.S. issuers within the Nasdaq US 1300 Small Mid Cap Index that have higher exposure to value and momentum factors while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization-weighted indexes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$224,931
Number of Holdings	294
Investment Advisory Fees	$335
Portfolio Turnover	104%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.2%
Materials	3.6%
Consumer Staples	4.0%
Real Estate	6.6%
Energy	6.9%
Health Care	12.6%
Information Technology	12.6%
Financials	14.6%
Consumer Discretionary	16.6%
Industrials	18.4%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Golub Capital BDC, Inc.	0.8%
DT Midstream, Inc.	0.7%
Ingredion, Inc.	0.6%
CACI International, Inc., Class A	0.6%
Encompass Health Corp.	0.6%
MDU Resources Group, Inc.	0.6%
The Ensign Group, Inc.	0.6%
Parsons Corp.	0.6%
Reinsurance Group of America, Inc.	0.6%
Rithm Capital Corp.	0.6%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

USVM — AR (6/24)

VictoryShares International Value Momentum ETF

Ticker: UIVM     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares International Value Momentum ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Value Momentum ETF	$37	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.82% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory International Value Momentum Index (the "Index"), which returned 14.30% during the period. The Fund outperformed the Nasdaq DM Ex United States Large Mid Cap Index, a market cap-based index against which the performance of the Fund is also measured, which returned 10.91% during the period.

Top contributors to performance:

• The Fund’s overweight to Italy was a positive contributor to relative performance; and

• Stock selection positivity contributed in Japan relative to the Index.

Top detractors from performance:

• An overweight to Hong Kong was a detractor from relative performance; and

• Stock selection detracted in Singapore relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $11,732	Fund @ Market Value - $11,733	MSCI All Country World Index (regulatory broad based index) - $18,232	Nasdaq DM Ex United States Large Mid Cap Index - $13,748	Nasdaq Victory International Value Momentum Index - $12,047
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/18	$9,782	$9,782	$10,345	$9,986	$9,809
6/19	$9,402	$9,417	$10,940	$10,036	$9,449
6/20	$8,234	$8,224	$11,170	$9,580	$8,299
6/21	$10,923	$10,911	$15,556	$12,886	$11,060
6/22	$9,163	$9,193	$13,106	$10,575	$9,309
6/23	$10,308	$10,317	$15,273	$12,395	$10,540
6/24	$11,732	$11,733	$18,232	$13,748	$12,047
Footnote	Description
Footnote*	Inception date for the VictoryShares International Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	13.82%	4.53%	2.42%
Fund @ Market Value	13.72%	4.49%	2.42%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	9.40%
Nasdaq DM Ex United States Large Mid Cap IndexFootnote Reference2	10.91%	6.50%	4.88%
Nasdaq Victory International Value Momentum IndexFootnote Reference+,Footnote Reference3	14.30%	4.98%	2.83%
Footnote	Description
Footnote+	The inception date for the Nasdaq Victory International Value Momentum Index is September 19, 2022. Prior to that date, the data is hypothetical.
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The Nasdaq DM Ex United States Large Mid Cap Index is designed to track the performance of securities assigned to Developed Markets Ex United States and comprised of the large/mid-cap segment.
Footnote[3]	The Nasdaq Victory International Value Momentum Index is designed to deliver exposure to equity market performance in non-U.S. developed markets and provide higher exposure to value and momentum factors within the Nasdaq Developed Markets Ex United States Large Mid Cap Index while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization-weighted indexes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$222,659
Number of Holdings	215
Investment Advisory Fees	$588
Portfolio Turnover	84%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	4.5%
Utilities	4.9%
Health Care	5.7%
Real Estate	6.3%
Consumer Staples	7.1%
Communication Services	7.7%
Materials	9.0%
Consumer Discretionary	9.9%
Industrials	17.9%
Financials	21.5%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Deutsche Telekom AG	1.1%
Investor AB, Class B	1.0%
SK Telecom Co. Ltd.	1.0%
Industrivarden AB, Class C	0.9%
AltaGas Ltd.	0.9%
Henkel AG & Co. KGaA, Preference Shares	0.9%
Cie Generale des Etablissements Michelin SCA	0.9%
Holcim AG	0.9%
Bollore SE	0.8%
Eni SpA	0.8%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

UIVM — AR (6/24)

VictoryShares Emerging Markets Value Momentum ETF

Ticker: UEVM     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares Emerging Markets Value Momentum ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Emerging Markets Value Momentum ETF	$50	0.45%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 22.64% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory Emerging Market Value Momentum Index (the "Index"), which returned 25.82% during the period. The Fund outperformed the Nasdaq Emerging Market Large Mid Cap Index, a market cap-based index against which the performance of the Fund is also measured, which returned 14.74% during the period.

To contributors to performance:

• The Fund’s overweight to Turkey was a positive contributor to relative performance; and

• Stock selection in China and India positively contributed to relative performance.

Top detractors from performance:

• An underweight to India was a detractor from relative performance; and

• Stock selection in Taiwan was a detractor relative to the Index.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed positively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $12,205	Fund @ Market Value - $12,137	MSCI All Country World Index (regulatory broad based index) - $18,232	Nasdaq Emerging Market Large Mid Cap Index - $12,332	Nasdaq Victory Emerging Market Value Momentum Index - $13,236
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/18	$9,438	$9,460	$10,345	$9,768	$9,480
6/19	$9,209	$9,230	$10,940	$10,441	$9,309
6/20	$8,041	$8,047	$11,170	$9,668	$8,188
6/21	$11,376	$11,321	$15,556	$13,215	$11,623
6/22	$9,290	$9,406	$13,106	$10,255	$9,575
6/23	$10,015	$10,004	$15,273	$10,747	$10,520
6/24	$12,205	$12,137	$18,232	$12,332	$13,236
Footnote	Description
Footnote*	Inception date for the VictoryShares Emerging Markets Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	22.64%Footnote Reference	5.93%	3.13%
Fund @ Market Value	21.32%	5.63%	2.94%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	9.40%
Nasdaq Emerging Market Large Mid Cap IndexFootnote Reference2	14.74%	3.38%	3.19%
Nasdaq Victory Emerging Market Value Momentum IndexFootnote Reference+,Footnote Reference3	25.82%	7.29%	4.29%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote+	The inception date for the Nasdaq Emerging Market Value Momentum Index is September 19, 2022. Prior to that date, the data is hypothetical.
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The Nasdaq Emerging Market Large Mid Cap Index is a float-adjusted market-capitalization index designed to track the performance of securities in the Nasdaq Emerging Market Index that comprise the large/mid-cap segment of companies designated as Emerging Markets.
Footnote[3]	The Nasdaq Victory Emerging Markets Value Momentum Index is designed to deliver exposure to equity market performance in the global emerging markets and provide higher exposure to value and momentum factors within the Nasdaq Emerging Market Large Mid Cap Index while also maintaining moderate Index turnover and lower realized volatility than traditional capitalization-weighted indexes.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$190,766
Number of Holdings	175
Investment Advisory Fees	$526
Portfolio Turnover	118%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.5%
Consumer Staples	4.5%
Energy	5.4%
Health Care	5.5%
Materials	6.5%
Utilities	7.4%
Industrials	13.4%
Consumer Discretionary	14.5%
Information Technology	16.3%
Financials	17.4%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Sun Pharmaceutical Industries Ltd.	1.1%
Bharti Airtel Ltd.	1.1%
Catcher Technology Co. Ltd.	1.1%
Bank of China Ltd., Class H	1.1%
Bosch Ltd.	1.1%
MRF Ltd.	1.1%
Industrial & Commercial Bank of China Ltd., Class H	1.0%
Genting Berhad	1.0%
LIC Housing Finance Ltd.	1.0%
China CITIC Bank Corp. Ltd., Class H	1.0%

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

UEVM — AR (6/24)

VictoryShares WestEnd U.S. Sector ETF

Ticker: MODL     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares WestEnd U.S. Sector ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd U.S. Sector ETF	$51	0.46%

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 21.67% for the ﬁscal year ended June 30, 2024, underperforming the S&P 500® Index (the “Index”), which returned 24.56% during the period.

Over the last 12 months, we believe we have positioned the Fund for a late-cycle environment with slow-to-moderate economic growth and above average risk of recession.

Top contributors to performance:

• The Fund’s allocations to information technology and communication services, outperformed the Index during the ﬁscal year.

• The Fund maintained an overweight to the communication services sector, which was additive to relative returns.

• Our avoidance of some of the most economically-sensitive, or cyclical sectors (i.e. industrials, real estate, materials, and energy), was the largest positive contributor to relative returns for the Fund during the ﬁscal year. These sectors collectively underperformed the broad market, which we believe is evidence of a slowing-demand environment.

Top detractors from performance:

• Our overweight allocation to some of the more traditional defensive sectors relative to the Index, such as health care and consumer staples, that offer consistent but slower earnings growth, was among the largest detractors from relative performance during the ﬁscal year.

• The Fund’s modest underweight to the information technology sector, primarily for valuation and risk management reasons, detracted from performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $15,221	Fund @ Market Value - $15,223	S&P 500® Index (regulatory broad based index) - $15,639
10/22Footnote Reference*	$10,000	$10,000	$10,000
12/22	$10,684	$10,686	$10,741
3/23	$11,543	$11,538	$11,546
6/23	$12,510	$12,505	$12,556
9/23	$11,999	$12,002	$12,145
12/23	$13,218	$13,248	$13,565
3/24	$14,550	$14,557	$14,997
6/24	$15,221	$15,223	$15,639
Footnote	Description
Footnote*	Inception date for the WestEnd US Sector ETF is 10/12/2022.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Fund @ Net Asset Value	21.67%Footnote Reference	27.70%Footnote Reference
Fund @ Market Value	21.74%	27.71%
S&P 500® IndexFootnote Reference1	24.56%	29.73%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$378,941
Number of Holdings	356
Investment Advisory Fees	$1,086
Portfolio Turnover	30%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.9%
Consumer Staples	7.3%
Consumer Discretionary	9.5%
Financials	13.9%
Communication Services	15.1%
Health Care	21.7%
Information Technology	27.0%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	3.6%
Alphabet, Inc., Class C	3.3%
Eli Lilly & Co.	3.1%
UnitedHealth Group, Inc.	1.9%
Johnson & Johnson	1.4%

Material Fund Changes

Effective January 23, 2024, a new portfolio manager was added to the Fund.

For more complete information, you may review the Fund's supplement prospectus, dated January 23, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

MODL — AR (6/24)

VictoryShares WestEnd Global Equity ETF

Ticker: GLOW     Exchange: Nasdaq

Annual shareholder report — June 30, 2024

The annual shareholder report contains important information about VictoryShares WestEnd Global Equity ETF (the "Fund") for the period of June 21, 2024 to June 30, 2024 ("reporting period"), as well as certain changes to the Fund. You can find additional information about the Fund atvcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Global Equity ETF	$2Footnote Reference*	0.60%

Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

How did the Fund perform over the reporting period? What affected the Fund’s performance?

The Fund commenced operations on June 21, 2024.

The Fund returned 0.06% for the fiscal year ended June 30, 2024, outperforming the MSCI All Country World Index (the "Index"), which returned -0.25% during the period.

Given the recent launch date of the Fund on June 21, 2024, there is limited attribution data for this ﬁscal year. However, during the period referenced, the slight outperformance relative to the Index can be attributed to the Fund's overweight allocation to Japanese equities, as well as the Fund's underweight allocation to emerging Asia equities. There were no material detractors during the period. In addition, a brief one-time exposure to cash as part of the initial fund implementation also contributed to the minor outperformance.

AVERAGE ANNUAL TOTAL RETURNS

Since Inception
Fund @ Net Asset Value	0.06%
Fund @ Market Value	0.06%
MSCI All Country World IndexFootnote Reference1	- 0.25%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,501
Number of Holdings	11
Investment Advisory Fees	$0Footnote Reference(a)
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.
Footnote(a)	Rounds to less than $1 thousand.

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Technology Select Sector SPDR Fund	17.4%
Vanguard FTSE All-World ex-U.S. ETF	17.0%
Health Care Select Sector SPDR Fund	14.6%
Vanguard FTSE Pacific ETF	14.3%
Communication Services Select Sector SPDR Fund	9.9%
Consumer Discretionary Select Sector SPDR Fund	6.5%
Financial Select Sector SPDR Fund	6.2%
Consumer Staples Select Sector SPDR Fund	4.9%
Utilities Select Sector SPDR Fund	3.3%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	3.2%

Top CountriesFootnote Reference* (% of Net Assets)

Value	Value
United States	64.6%
Japan	11.2%
Australia	3.4%
South Korea	2.3%
United Kingdom	2.0%
Switzerland	1.5%
France	1.5%
Germany	1.2%
China	1.2%
Canada	1.1%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the reporting period ended June 30, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com including:

Full Financial Statements

Prospectus

Summary Prospectus

Statement Additional Information

Contact us at 866-376-7890 or visiting vcm.com/contact-us.

GLOW — AR (6/24)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. David L. Meyer and E. Lee Beard are “audit committee financial experts” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $321,950 and $286,125 for the fiscal years ended June 30, 2024 and 2023, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023, respectively. The fees, paid by Registrant, were payment for the principal accountant performing work relating to assurance and related services.

(c)  Tax Fees.  Fees for tax services, which consisted of income and excise tax compliance services, were $100,050 and $90,450 for the fiscal years ended June 30, 2024 and 2023, respectively.

(d)  All Other Fees.  Fees for other services totaled $0 and $0 for the fiscal years ended June 30, 2024  and 2023, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended June 30, 2024 and 2023 was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $100,050 and $90,450 for the years ended June 30, 2024 and 2023, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

June 30, 2024
Annual Report: Full Financials
Victory US 500 Enhanced Volatility Wtd Index Fund
Victory Market Neutral Income Fund

vcm.com
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Victory
Portfolios II
1
Schedules of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
3
Victory Market Neutral Income Fund
12
Financial Statements
Statements of Assets and Liabilities
26
Statements of Operations
27
Statements of Changes in Net Assets
28
Financial Highlights
30
Notes to Financial Statements 37
Report of Independent Registered Public Accounting Firm 47
Supplemental Information (Unaudited)
Proxy Voting and Portfolio Holdings Information
48
Additional Federal Income Tax Information
49

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.5%):
Alphabet, Inc. , Class A ................................................... 375 $ 68,306
AT&T, Inc. ........................................................... 3,219 61,515
Charter Communications, Inc. , Class A (a) ..................................... 131 39,164
Comcast Corp. , Class A .................................................. 1,489 58,309
Electronic Arts, Inc. ..................................................... 533 74,263
Endeavor Group Holdings, Inc. , Class A ....................................... 1,333 36,031
Fox Corp. , Class A ...................................................... 2,006 68,946
Liberty Media Corp.-Liberty Formula One (a) ................................... 699 50,216
Live Nation Entertainment, Inc. (a) ........................................... 555 52,026
Meta Platforms, Inc. , Class A .............................................. 79 39,833
Netflix, Inc. (a) ......................................................... 64 43,192
News Corp. , Class A ..................................................... 2,320 63,963
Omnicom Group, Inc. .................................................... 697 62,521
The Interpublic Group of Cos., Inc. .......................................... 1,583 46,050
The Trade Desk, Inc. , Class A (a) ............................................ 335 32,720
The Walt Disney Co. .................................................... 469 46,567
T-Mobile US, Inc. ...................................................... 602 106,060
Verizon Communications, Inc. .............................................. 1,372 56,581
Warner Music Group Corp. , Class A ......................................... 1,534 47,017
1,053,280
Consumer Discretionary (9.4%):
Airbnb, Inc. , Class A (a) .................................................. 255 38,666
Amazon.com, Inc. (a) .................................................... 269 51,984
Aptiv PLC (a) .......................................................... 538 37,886
AutoZone, Inc. (a) ....................................................... 21 62,246
Best Buy Co., Inc. ...................................................... 665 56,053
Booking Holdings, Inc. ................................................... 15 59,423
Burlington Stores, Inc. (a) ................................................. 160 38,400
CarMax Auto Owner Trust (a) .............................................. 456 33,443
Carvana Co. (a) ......................................................... 161 20,724
Chipotle Mexican Grill, Inc. (a) ............................................. 1,150 72,047
Coupang, Inc. (a) ....................................................... 2,054 43,031
D.R. Horton, Inc. ....................................................... 311 43,829
Darden Restaurants, Inc. .................................................. 477 72,180
Deckers Outdoor Corp. (a) ................................................. 43 41,622
Dick's Sporting Goods, Inc. ................................................ 198 42,540
Domino's Pizza, Inc. ..................................................... 116 59,894
eBay, Inc. ............................................................ 1,061 56,997
Expedia Group, Inc. (a) ................................................... 221 27,844
Five Below, Inc. (a) ...................................................... 238 25,935
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 320 31,811
Ford Motor Co. ........................................................ 3,482 43,664
Garmin Ltd. ........................................................... 467 76,084
General Motors Co. ..................................................... 1,138 52,871
Genuine Parts Co. ...................................................... 393 54,360
Hilton Worldwide Holdings, Inc. ............................................ 360 78,552
Hyatt Hotels Corp. , Class A ................................................ 303 46,032
Las Vegas Sands Corp. ................................................... 932 41,241
Lennar Corp. , Class A .................................................... 307 46,010
LKQ Corp. ........................................................... 1,336 55,564
Lowe's Cos., Inc. ....................................................... 273 60,186
Marriott International, Inc. , Class A .......................................... 261 63,102
McDonald's Corp. ...................................................... 337 85,881
MGM Resorts International (a) .............................................. 1,004 44,618
NIKE, Inc. , Class B ..................................................... 493 37,157
NVR, Inc. (a) .......................................................... 7 53,120
O'Reilly Automotive, Inc. (a) ............................................... 65 68,644
Pool Corp. ............................................................ 122 37,494
PulteGroup, Inc. ........................................................ 422 46,462
Ralph Lauren Corp. ..................................................... 249 43,590
Ross Stores, Inc. ....................................................... 482 70,044

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Royal Caribbean Cruises Ltd. (a) ............................................ 349 $ 55,641
Service Corp. International ................................................ 731 51,996
Starbucks Corp. ........................................................ 715 55,663
Tapestry, Inc. .......................................................... 880 37,655
Tesla, Inc. (a) .......................................................... 147 29,088
The Home Depot, Inc. ................................................... 206 70,913
The TJX Cos., Inc. ...................................................... 932 102,613
Toll Brothers, Inc. ...................................................... 370 42,617
TopBuild Corp. (a) ...................................................... 95 36,601
Tractor Supply Co. ...................................................... 244 65,880
Ulta Beauty, Inc. (a) ..................................................... 102 39,359
Williams-Sonoma, Inc. ................................................... 164 46,309
Wynn Resorts Ltd. ...................................................... 466 41,707
Yum! Brands, Inc. ...................................................... 659 87,291
2,784,564
Consumer Staples (8.9%):
Altria Group, Inc. ....................................................... 1,869 85,133
Archer-Daniels-Midland Co. ............................................... 740 44,733
Brown-Forman Corp. , Class B ............................................. 913 39,433
Campbell Soup Co. ..................................................... 1,552 70,135
Casey's General Stores, Inc. ............................................... 211 80,509
Celsius Holdings, Inc. (a) .................................................. 300 17,127
Church & Dwight Co., Inc. ................................................ 780 80,870
Colgate-Palmolive Co. ................................................... 1,112 107,909
Conagra Brands, Inc. .................................................... 2,448 69,572
Constellation Brands, Inc. , Class A .......................................... 322 82,844
Costco Wholesale Corp. .................................................. 118 100,299
Coty, Inc. , Class A (a) .................................................... 3,268 32,745
Dollar General Corp. .................................................... 287 37,950
Dollar Tree, Inc. (a) ...................................................... 340 36,302
elf Beauty, Inc. (a) ....................................................... 132 27,815
General Mills, Inc. ...................................................... 1,194 75,532
Hormel Foods Corp. ..................................................... 1,390 42,381
Kellanova ............................................................ 1,328 76,599
Keurig Dr Pepper, Inc. ................................................... 2,481 82,865
Kimberly-Clark Corp. .................................................... 759 104,894
Lamb Weston Holdings, Inc. ............................................... 528 44,394
McCormick & Co., Inc. .................................................. 867 61,505
Molson Coors Beverage Co. , Class B ......................................... 1,155 58,709
Mondelez International, Inc. , Class A ......................................... 1,112 72,769
Monster Beverage Corp. (a) ................................................ 1,068 53,347
PepsiCo, Inc. .......................................................... 531 87,578
Performance Food Group Co. (a) ............................................ 797 52,690
Philip Morris International, Inc. ............................................. 1,001 101,431
Sysco Corp. ........................................................... 989 70,605
Target Corp. .......................................................... 298 44,116
The Clorox Co. ........................................................ 379 51,722
The Coca-Cola Co. ...................................................... 1,740 110,751
The Estee Lauder Cos., Inc. ............................................... 217 23,089
The Hershey Co. ....................................................... 394 72,429
The Kraft Heinz Co. ..................................................... 2,156 69,466
The Kroger Co. ........................................................ 1,575 78,640
The Procter & Gamble Co. ................................................ 608 100,271
U.S. Foods Holding Corp. (a) ............................................... 1,386 73,430
Walgreens Boots Alliance, Inc. ............................................. 1,725 20,864
Walmart, Inc. .......................................................... 1,464 99,128
2,642,581
Energy (5.4%):
Baker Hughes Co. ...................................................... 2,111 74,244
Cheniere Energy, Inc. .................................................... 425 74,303
Chesapeake Energy Corp. (b) ............................................... 654 53,752
Chevron Corp. ......................................................... 440 68,825

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
ConocoPhillips Co. ..................................................... 542 $ 61,994
Coterra Energy, Inc. ..................................................... 2,282 60,861
Devon Energy Corp. ..................................................... 1,148 54,415
Diamondback Energy, Inc. ................................................ 316 63,260
EOG Resources, Inc. .................................................... 486 61,173
EQT Corp. ............................................................ 1,189 43,969
Exxon Mobil Corp. ..................................................... 615 70,799
Halliburton Co. ........................................................ 1,434 48,441
HF Sinclair Corp. ....................................................... 872 46,512
Kinder Morgan, Inc. ..................................................... 4,845 96,270
Marathon Oil Corp. ..................................................... 1,996 57,225
Marathon Petroleum Corp. ................................................ 329 57,075
Occidental Petroleum Corp. ............................................... 962 60,635
ONEOK, Inc. .......................................................... 930 75,841
Ovintiv, Inc. .......................................................... 907 42,511
Permian Resources Corp. ................................................. 2,731 44,106
Phillips 66 ............................................................ 429 60,562
Schlumberger NV ...................................................... 1,027 48,454
Targa Resources Corp. ................................................... 634 81,647
Texas Pacific Land Corp. (b) ............................................... 78 57,273
The Williams Cos., Inc. .................................................. 2,274 96,645
Valero Energy Corp. ..................................................... 369 57,844
1,618,636
Financials (17.6%):
Aflac, Inc. ............................................................ 870 77,700
Ally Financial, Inc. ...................................................... 1,035 41,058
American Express Co. ................................................... 306 70,854
American Financial Group, Inc. ............................................. 535 65,816
American International Group, Inc. .......................................... 1,122 83,297
Ameriprise Financial, Inc. ................................................. 192 82,020
Aon PLC , Class A ...................................................... 222 65,175
Apollo Global Management, Inc. ............................................ 496 58,563
Arch Capital Group Ltd. (a) ................................................ 698 70,421
Ares Management Corp. , Class A ........................................... 415 55,311
Arthur J. Gallagher & Co. ................................................. 321 83,239
Bank of America Corp. ................................................... 1,688 67,132
Berkshire Hathaway, Inc. , Class B (a) ......................................... 269 109,429
BlackRock, Inc. ........................................................ 88 69,284
Blackstone, Inc. ........................................................ 359 44,444
Block, Inc. (a) .......................................................... 341 21,991
Brown & Brown, Inc. .................................................... 873 78,055
Capital One Financial Corp. ............................................... 396 54,826
Cboe Global Markets, Inc. ................................................ 415 70,575
Chubb Ltd. ........................................................... 319 81,371
Cincinnati Financial Corp. ................................................ 622 73,458
Citigroup, Inc. ......................................................... 1,173 74,439
Citizens Financial Group, Inc. .............................................. 1,229 44,281
CME Group, Inc. ....................................................... 377 74,118
Coinbase Global, Inc. , Class A (a) ........................................... 92 20,445
Corebridge Financial, Inc. ................................................. 2,302 67,034
Equitable Holdings, Inc. .................................................. 1,626 66,438
Erie Indemnity Co. , Class A ............................................... 109 39,502
Everest Group Ltd. ...................................................... 157 59,820
FactSet Research Systems, Inc. ............................................. 166 67,773
Fidelity National Financial, Inc. ............................................ 1,260 62,269
Fifth Third Bancorp ..................................................... 1,289 47,036
First Citizens Bancshares, Inc. , Class A ....................................... 31 52,192
Fiserv, Inc. (a) .......................................................... 594 88,530
Franklin Resources, Inc. .................................................. 1,802 40,275
Global Payments, Inc. .................................................... 409 39,550
Globe Life, Inc. ........................................................ 762 62,697
Huntington Bancshares, Inc. ............................................... 3,778 49,794
Interactive Brokers Group, Inc. ............................................. 534 65,468

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Intercontinental Exchange, Inc. ............................................. 614 $ 84,050
Jack Henry & Associates, Inc. .............................................. 408 67,736
JPMorgan Chase & Co. .................................................. 510 103,153
KeyCorp ............................................................. 2,389 33,948
Kinsale Capital Group, Inc. ................................................ 71 27,355
KKR & Co., Inc. ....................................................... 504 53,041
Loews Corp. .......................................................... 1,395 104,262
LPL Financial Holdings, Inc. ............................................... 203 56,698
M&T Bank Corp. ....................................................... 333 50,403
Markel Group, Inc. (a) .................................................... 41 64,602
Marsh & McLennan Cos., Inc. ............................................. 465 97,985
Mastercard, Inc. , Class A ................................................. 189 83,379
MetLife, Inc. .......................................................... 989 69,418
Moody's Corp. ......................................................... 179 75,346
Morgan Stanley ........................................................ 677 65,798
Morningstar, Inc. ....................................................... 169 49,999
MSCI, Inc. ........................................................... 99 47,693
Nasdaq, Inc. .......................................................... 1,301 78,398
Northern Trust Corp. .................................................... 575 48,288
PayPal Holdings, Inc. (a) .................................................. 607 35,224
Principal Financial Group, Inc. ............................................. 856 67,153
Prudential Financial, Inc. ................................................. 659 77,228
Raymond James Financial, Inc. ............................................. 529 65,390
Regions Financial Corp. .................................................. 2,303 46,152
Reinsurance Group of America, Inc. ......................................... 424 87,034
RenaissanceRe Holdings Ltd. .............................................. 223 49,843
Ryan Specialty Holdings, Inc. .............................................. 1,260 72,967
S&P Global, Inc. ....................................................... 157 70,022
State Street Corp. ....................................................... 760 56,240
Synchrony Financial ..................................................... 1,261 59,507
T. Rowe Price Group, Inc. ................................................. 473 54,542
The Bank of New York Mellon Corp. ......................................... 1,266 75,821
The Charles Schwab Corp. ................................................ 672 49,520
The Goldman Sachs Group, Inc. ............................................ 168 75,990
The Hartford Financial Services Group, Inc. .................................... 894 89,883
The PNC Financial Services Group, Inc. ...................................... 363 56,439
The Progressive Corp. ................................................... 262 54,420
The Travelers Cos., Inc. .................................................. 364 74,016
Tradeweb Markets, Inc. , Class A ............................................ 573 60,738
U.S. Bancorp .......................................................... 1,028 40,812
Visa, Inc. , Class A ...................................................... 358 93,964
W.R. Berkley Corp. ..................................................... 834 65,536
Wells Fargo & Co. ...................................................... 1,070 63,547
5,249,220
Health Care (11.9%):
Abbott Laboratories ..................................................... 655 68,061
AbbVie, Inc. .......................................................... 473 81,129
Agilent Technologies, Inc. ................................................. 391 50,685
Align Technology, Inc. (a) ................................................. 93 22,453
Amgen, Inc. ........................................................... 229 71,551
Avantor, Inc. (a) ........................................................ 1,842 39,050
Becton Dickinson & Co. .................................................. 294 68,711
Biogen, Inc. (a) ......................................................... 283 65,605
BioMarin Pharmaceutical, Inc. (a) ........................................... 584 48,081
Bio-Techne Corp. ....................................................... 599 42,918
Boston Scientific Corp. (a) ................................................. 1,060 81,631
Bristol-Myers Squibb Co. ................................................. 1,386 57,561
Bruker Corp. .......................................................... 501 31,969
Cardinal Health, Inc. .................................................... 613 60,270
Cencora, Inc. .......................................................... 384 86,515
Centene Corp. (a) ....................................................... 726 48,134
Charles River Laboratories International, Inc. (a) ................................. 169 34,912
CVS Health Corp. ...................................................... 734 43,350

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Danaher Corp. ......................................................... 243 $ 60,714
DaVita, Inc. (a) ......................................................... 302 41,848
Dexcom, Inc. (a) ........................................................ 308 34,921
Edwards Lifesciences Corp. (a) ............................................. 564 52,097
Elevance Health, Inc. .................................................... 133 72,067
Eli Lilly & Co. ......................................................... 60 54,323
GE HealthCare Technologies, Inc. ........................................... 556 43,324
Gilead Sciences, Inc. .................................................... 846 58,044
HCA Healthcare, Inc. .................................................... 205 65,862
Hologic, Inc. (a) ........................................................ 994 73,804
Humana, Inc. .......................................................... 124 46,333
IDEXX Laboratories, Inc. (a) ............................................... 81 39,463
Incyte Corp. (a) ......................................................... 953 57,771
Insulet Corp. (a) ........................................................ 192 38,746
Intuitive Surgical, Inc. (a) ................................................. 129 57,386
IQVIA Holdings, Inc. (a) .................................................. 201 42,499
Johnson & Johnson ..................................................... 554 80,973
Labcorp Holdings, Inc. ................................................... 382 77,741
McKesson Corp. ....................................................... 141 82,350
Medpace Holdings, Inc. (a) ................................................ 90 37,067
Medtronic PLC ........................................................ 906 71,311
Merck & Co., Inc. ...................................................... 641 79,356
Mettler-Toledo International, Inc. (a) ......................................... 42 58,699
Molina Healthcare, Inc. (a) ................................................ 144 42,811
Neurocrine Biosciences, Inc. (a) ............................................. 439 60,437
Pfizer, Inc. ............................................................ 2,211 61,864
Quest Diagnostics, Inc. ................................................... 610 83,497
Regeneron Pharmaceuticals, Inc. (a) .......................................... 70 73,572
Repligen Corp. (a) ....................................................... 157 19,791
ResMed, Inc. .......................................................... 222 42,495
Revvity, Inc. .......................................................... 384 40,266
STERIS PLC .......................................................... 304 66,740
Stryker Corp. .......................................................... 185 62,946
The Cigna Group ....................................................... 133 43,966
The Cooper Cos., Inc. (a) .................................................. 699 61,023
Thermo Fisher Scientific, Inc. .............................................. 112 61,936
United Therapeutics Corp. (a) .............................................. 260 82,823
UnitedHealth Group, Inc. ................................................. 136 69,259
Veeva Systems, Inc. , Class A (a) ............................................. 199 36,419
Vertex Pharmaceuticals, Inc. (a) ............................................. 134 62,808
Viatris, Inc. ........................................................... 4,089 43,466
Waters Corp. (a) ........................................................ 144 41,777
West Pharmaceutical Services, Inc. .......................................... 126 41,503
Zimmer Biomet Holdings, Inc. ............................................. 517 56,110
Zoetis, Inc. ........................................................... 281 48,714
3,533,508
Industrials (17.7%):
A.O. Smith Corp. ....................................................... 797 65,179
Advanced Drainage Systems, Inc. ........................................... 257 41,220
AECOM ............................................................. 782 68,925
Allegion PLC ......................................................... 449 53,049
AMETEK, Inc. ........................................................ 503 83,855
Automatic Data Processing, Inc. ............................................ 287 68,504
Axon Enterprise, Inc. (a) .................................................. 130 38,251
Booz Allen Hamilton Holding Corp. ......................................... 372 57,251
Broadridge Financial Solutions, Inc. ......................................... 398 78,406
Builders FirstSource, Inc. (a) ............................................... 170 23,530
Carlisle Cos., Inc. ....................................................... 144 58,350
Carrier Global Corp. ..................................................... 923 58,223
Caterpillar, Inc. ........................................................ 161 53,629
Cintas Corp. .......................................................... 129 90,333
Comfort Systems USA, Inc. ............................................... 130 39,536
Copart, Inc. (a) ......................................................... 1,261 68,296

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
CSX Corp. ............................................................ 2,125 $ 71,081
Cummins, Inc. ......................................................... 240 66,463
Dayforce, Inc. (a) (b) ..................................................... 626 31,050
Deere & Co. .......................................................... 165 61,649
Delta Air Lines, Inc. ..................................................... 1,100 52,184
Dover Corp. ........................................................... 435 78,496
Eaton Corp. PLC ....................................................... 200 62,710
EMCOR Group, Inc. .................................................... 172 62,794
Emerson Electric Co. .................................................... 568 62,571
Equifax, Inc. .......................................................... 180 43,643
Expeditors International of Washington, Inc. .................................... 583 72,753
Fastenal Co. ........................................................... 972 61,080
FedEx Corp. .......................................................... 223 66,864
Fortive Corp. .......................................................... 782 57,946
GE Vernova, Inc. (a) ..................................................... 104 17,837
General Dynamics Corp. .................................................. 290 84,141
General Electric Co. ..................................................... 414 65,814
Graco, Inc. ........................................................... 725 57,478
HEICO Corp. .......................................................... 364 81,394
Honeywell International, Inc. .............................................. 428 91,395
Howmet Aerospace, Inc. .................................................. 987 76,621
Hubbell, Inc. .......................................................... 149 54,456
Huntington Ingalls Industries, Inc. ........................................... 228 56,163
IDEX Corp. ........................................................... 320 64,384
Illinois Tool Works, Inc. .................................................. 329 77,960
Ingersoll Rand, Inc. ..................................................... 748 67,948
J.B. Hunt Transport Services, Inc. ........................................... 268 42,880
Jacobs Solutions, Inc. .................................................... 451 63,009
Johnson Controls International PLC .......................................... 926 61,551
L3Harris Technologies, Inc. ............................................... 297 66,700
Leidos Holdings, Inc. .................................................... 558 81,401
Lennox International, Inc. ................................................. 113 60,453
Lincoln Electric Holdings, Inc. ............................................. 238 44,896
Lockheed Martin Corp. ................................................... 180 84,078
Masco Corp. .......................................................... 735 49,002
Nordson Corp. ......................................................... 287 66,567
Norfolk Southern Corp. .................................................. 240 51,526
Northrop Grumman Corp. ................................................. 134 58,417
Old Dominion Freight Line, Inc. ............................................ 220 38,852
Otis Worldwide Corp. .................................................... 958 92,217
Owens Corning ........................................................ 319 55,417
PACCAR, Inc. ......................................................... 653 67,220
Parker-Hannifin Corp. ................................................... 107 54,122
Paychex, Inc. .......................................................... 611 72,440
Quanta Services, Inc. .................................................... 193 49,039
Republic Services, Inc. ................................................... 573 111,357
Rockwell Automation, Inc. ................................................ 153 42,118
Rollins, Inc. ........................................................... 1,301 63,476
RTX Corp. ............................................................ 635 63,748
Saia, Inc. (a) ........................................................... 64 30,355
Snap-on, Inc. .......................................................... 240 62,734
Southwest Airlines Co. ................................................... 1,261 36,077
SS&C Technologies Holdings, Inc. .......................................... 1,084 67,934
Textron, Inc. .......................................................... 658 56,496
Trane Technologies PLC .................................................. 193 63,483
TransDigm Group, Inc. ................................................... 57 72,824
Uber Technologies, Inc. (a) ................................................ 496 36,049
U-Haul Holding Co. ..................................................... 739 44,355
Union Pacific Corp. ..................................................... 276 62,448
United Airlines Holdings, Inc. (a) ............................................ 870 42,334
United Parcel Service, Inc. , Class B .......................................... 413 56,519
United Rentals, Inc. ..................................................... 57 36,864
Veralto Corp. .......................................................... 476 45,444
Verisk Analytics, Inc. .................................................... 338 91,108

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Vertiv Holdings Co. , Class A ............................................... 393 $ 34,022
W.W. Grainger, Inc. ..................................................... 69 62,254
Waste Management, Inc. .................................................. 417 88,963
Watsco, Inc. ........................................................... 135 62,537
Westinghouse Air Brake Technologies Corp. .................................... 555 87,718
XPO, Inc. (a) .......................................................... 261 27,705
Xylem, Inc. ........................................................... 547 74,190
5,276,311
Information Technology (13.3%):
Accenture PLC , Class A .................................................. 204 61,896
Adobe, Inc. (a) ......................................................... 89 49,443
Advanced Micro Devices, Inc. (a) ............................................ 160 25,954
Akamai Technologies, Inc. (a) .............................................. 620 55,850
Amphenol Corp. , Class A ................................................. 1,522 102,537
Analog Devices, Inc. .................................................... 307 70,076
Apple, Inc. ........................................................... 422 88,882
Applied Materials, Inc. ................................................... 204 48,142
AppLovin Corp. , Class A (a) ............................................... 381 31,707
Arista Networks, Inc. (a) .................................................. 118 41,357
Autodesk, Inc. (a) ....................................................... 212 52,459
Bentley Systems, Inc. , Class B ............................................. 955 47,139
Broadcom, Inc. ........................................................ 34 54,588
Cadence Design Systems, Inc. (a) ............................................ 182 56,011
CDW Corp. ........................................................... 314 70,286
Cisco Systems, Inc. ..................................................... 1,495 71,027
Cognizant Technology Solutions Corp. , Class A ................................. 870 59,160
Corning, Inc. .......................................................... 2,013 78,205
Corpay, Inc. (a) ......................................................... 205 54,614
Datadog, Inc. , Class A (a) ................................................. 202 26,197
Dell Technologies, Inc. , Class C ............................................ 389 53,647
DocuSign, Inc. (a) ....................................................... 695 37,183
Dynatrace, Inc. (a) ...................................................... 915 40,937
Elastic NV (a) .......................................................... 169 19,251
Enphase Energy, Inc. (a) .................................................. 182 18,147
Entegris, Inc. .......................................................... 303 41,026
EPAM Systems, Inc. (a) ................................................... 140 26,335
F5, Inc. (a) ............................................................ 404 69,581
Fair Isaac Corp. (a) ...................................................... 42 62,524
First Solar, Inc. (a) ...................................................... 210 47,347
Fortinet, Inc. (a) ........................................................ 479 28,869
Gartner, Inc. (a) ........................................................ 119 53,438
Gen Digital, Inc. ....................................................... 2,184 54,556
GoDaddy, Inc. , Class A (a) ................................................. 474 66,223
Hewlett Packard Enterprise Co. ............................................. 3,246 68,718
HP, Inc. .............................................................. 2,242 78,515
Intel Corp. ............................................................ 874 27,068
International Business Machines Corp. ........................................ 392 67,796
Intuit, Inc. ............................................................ 94 61,778
Jabil, Inc. ............................................................ 248 26,980
Keysight Technologies, Inc. (a) ............................................. 331 45,264
KLA Corp. ........................................................... 65 53,593
Lam Research Corp. ..................................................... 45 47,918
Lattice Semiconductor Corp. (a) ............................................. 387 22,442
Manhattan Associates, Inc. (a) .............................................. 211 52,049
Microchip Technology, Inc. ................................................ 542 49,593
Microsoft Corp. ........................................................ 164 73,300
MicroStrategy, Inc. (a) (b) .................................................. 19 26,172
Monolithic Power Systems, Inc. ............................................ 46 37,797
Motorola Solutions, Inc. .................................................. 247 95,354
NetApp, Inc. .......................................................... 653 84,106
NVIDIA Corp. ......................................................... 434 53,616
NXP Semiconductors NV ................................................. 189 50,858
ON Semiconductor Corp. (a) ............................................... 391 26,803

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Oracle Corp. .......................................................... 398 $ 56,198
Palantir Technologies, Inc. , Class A (a) ........................................ 801 20,289
Palo Alto Networks, Inc. (a) ................................................ 88 29,833
PTC, Inc. (a) ........................................................... 399 72,486
Pure Storage, Inc. , Class A (a) .............................................. 579 37,178
QUALCOMM, Inc. ..................................................... 310 61,746
Roper Technologies, Inc. .................................................. 177 99,768
Salesforce, Inc. ........................................................ 178 45,764
ServiceNow, Inc. (a) ..................................................... 71 55,854
Skyworks Solutions, Inc. ................................................. 499 53,183
Super Micro Computer, Inc. (a) ............................................. 17 13,929
Synopsys, Inc. (a) ....................................................... 91 54,150
TE Connectivity Ltd. .................................................... 477 71,755
Teledyne Technologies, Inc. (a) ............................................. 162 62,853
Teradyne, Inc. ......................................................... 424 62,875
Texas Instruments, Inc. ................................................... 361 70,225
Trimble, Inc. (a) ........................................................ 744 41,604
Tyler Technologies, Inc. (a) ................................................ 136 68,378
VeriSign, Inc. (a) ........................................................ 395 70,231
Workday, Inc. , Class A (a) ................................................. 166 37,111
Zebra Technologies Corp. (a) ............................................... 116 35,836
Zoom Video Communications, Inc. , Class A (a) .................................. 654 38,710
3,974,270
Materials (4.6%):
Air Products and Chemicals, Inc. ............................................ 198 51,094
Albemarle Corp. ....................................................... 217 20,728
Avery Dennison Corp. ................................................... 355 77,621
Ball Corp. ............................................................ 731 43,875
Celanese Corp. ......................................................... 347 46,807
CF Industries Holdings, Inc. ............................................... 628 46,548
Corteva, Inc. .......................................................... 794 42,828
Dow, Inc. ............................................................ 1,257 66,684
DuPont de Nemours, Inc. ................................................. 764 61,494
Ecolab, Inc. ........................................................... 321 76,398
Freeport-McMoRan, Inc. ................................................. 1,123 54,578
International Paper Co. ................................................... 1,667 71,931
Linde PLC ............................................................ 183 80,302
LyondellBasell Industries NV , Class A ........................................ 738 70,597
Martin Marietta Materials, Inc. ............................................. 109 59,056
Nucor Corp. ........................................................... 278 43,946
Packaging Corp. of America ............................................... 364 66,452
PPG Industries, Inc. ..................................................... 510 64,204
Reliance, Inc. .......................................................... 172 49,123
RPM International, Inc. .................................................. 502 54,055
Steel Dynamics, Inc. ..................................................... 355 45,973
The Sherwin-Williams Co. ................................................ 217 64,759
Vulcan Materials Co. .................................................... 247 61,424
Westlake Corp. ........................................................ 366 53,004
1,373,481
Real Estate (0.3%):
CBRE Group, Inc. , Class A (a) .............................................. 541 48,209
CoStar Group, Inc. (a) .................................................... 609 45,151
93,360
Utilities (6.9%):
Alliant Energy Corp. .................................................... 1,515 77,113
Ameren Corp. ......................................................... 917 65,208
American Electric Power Co., Inc. ........................................... 774 67,911
American Water Works Co., Inc. ............................................ 533 68,842
Atmos Energy Corp. ..................................................... 749 87,371
CenterPoint Energy, Inc. .................................................. 2,707 83,863
CMS Energy Corp. ...................................................... 1,262 75,127

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Consolidated Edison, Inc. ................................................. 900 $ 80,478
Constellation Energy Corp. ................................................ 241 48,265
Dominion Energy, Inc. ................................................... 1,160 56,840
DTE Energy Co. ....................................................... 661 73,378
Duke Energy Corp. ...................................................... 882 88,403
Edison International ..................................................... 966 69,368
Entergy Corp. ......................................................... 712 76,184
Evergy, Inc. ........................................................... 1,377 72,940
Exelon Corp. .......................................................... 1,764 61,052
FirstEnergy Corp. ....................................................... 1,956 74,856
NextEra Energy, Inc. .................................................... 855 60,543
NiSource, Inc. ......................................................... 2,563 73,840
PG&E Corp. .......................................................... 3,890 67,919
PPL Corp. ............................................................ 2,880 79,632
Public Service Enterprise Group, Inc. ......................................... 1,196 88,145
Sempra .............................................................. 1,074 81,688
The AES Corp. ........................................................ 2,522 44,312
The Southern Co. ....................................................... 1,128 87,499
Vistra Corp. ........................................................... 1,061 91,225
WEC Energy Group, Inc. ................................................. 900 70,614
Xcel Energy, Inc. ....................................................... 1,262 67,403
2,040,019
Total Common Stocks (Cost $23,615,903) 29,639,230
Investment Companies (0.4%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .17% (c) ............ 130,286 130,286
Total Investment Companies (Cost $130,286) 130,286
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 39,207 39,207
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 39,207 39,207
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 39,207 39,207
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 39,207 39,207
Total Collateral for Securities Loaned (Cost $156,828) 156,828
Total Investments (Cost $23,903,017) — 100.4% 29,926,344
Liabilities in excess of other assets — (0.4)% (121,454)
NET ASSETS - 100.00% $ 29,804,890
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 9/20/24 $ 277,029 $ 276,075 $ (954)
Total unrealized appreciation $ —
Total unrealized depreciation (954)
Total net unrealized appreciation (depreciation) $ (954)

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
Victory Market Neutral Income Fund
12
See notes to financial statements.
Security Description Shares Value
Common Stocks (89.2%)
Australia (1.9%):
Communication Services (0.3%):
Telstra Group Ltd. ...................................................... 4,226,667 $ 10,201,014
Consumer Staples (0.3%):
Coles Group Ltd. ....................................................... 706,223 7,998,099
Energy (0.5%):
Santos Ltd. ........................................................... 1,462,590 7,418,094
Woodside Energy Group Ltd. .............................................. 390,865 7,358,146
14,776,240
Financials (0.4%):
ANZ Group Holdings Ltd. (a) .............................................. 544,651 10,229,640
Materials (0.4%):
BHP Group Ltd. ........................................................ 271,224 7,749,764
Fortescue Ltd. ......................................................... 318,684 4,535,557
12,285,321
55,490,314
Austria (0.2%):
Energy (0.1%):
OMV AG ............................................................ 63,607 2,764,439
Utilities (0.1%):
Verbund AG .......................................................... 25,545 2,020,900
4,785,339
Brazil (3.2%):
Communication Services (0.3%):
TIM SA .............................................................. 2,709,000 7,696,794
Consumer Discretionary (0.3%):
Lojas Renner SA ....................................................... 1,568,400 3,502,045
Vibra Energia SA ....................................................... 1,321,700 4,942,305
8,444,350
Consumer Staples (0.6%):
Ambev SA ............................................................ 4,096,600 8,362,951
JBS S/A (a) ........................................................... 1,718,400 9,921,414
18,284,365
Energy (0.2%):
Petroleo Brasileiro SA , Preference Shares ..................................... 953,300 6,489,849
Financials (1.0%):
Banco do Brasil SA ..................................................... 1,786,000 8,535,043
BB Seguridade Participacoes SA ............................................ 1,989,600 11,722,166
Caixa Seguridade Participacoes S/A .......................................... 3,206,700 8,210,097
28,467,306
Health Care (0.2%):
Hypera SA ............................................................ 950,200 4,879,185
Materials (0.4%):
Cia Siderurgica Nacional SA ............................................... 1,905,600 4,401,577
Vale SA .............................................................. 671,400 7,474,148
11,875,725
Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA ................................... 1,738,300 7,010,177

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (0.0%):(b)
Engie Brasil Energia SA .................................................. 71,200 $ 564,204
93,711,955
Canada (2.5%):
Communication Services (0.3%):
BCE, Inc. ............................................................ 251,111 8,134,168
Energy (1.3%):
Canadian Natural Resources Ltd. ............................................ 153,266 5,459,940
Enbridge, Inc. ......................................................... 264,923 9,425,983
Pembina Pipeline Corp. .................................................. 310,111 11,507,591
Suncor Energy, Inc. ..................................................... 167,093 6,370,276
TC Energy Corp. ....................................................... 190,351 7,216,612
39,980,402
Financials (0.2%):
The Bank of Nova Scotia ................................................. 164,584 7,529,547
Materials (0.2%):
Nutrien Ltd. ........................................................... 95,545 4,864,909
Utilities (0.5%):
Emera, Inc. ........................................................... 202,440 6,755,893
Fortis, Inc. ............................................................ 221,694 8,617,201
15,373,094
75,882,120
Chile (0.4%):
Consumer Discretionary (0.1%):
Falabella SA (a) ........................................................ 551,431 1,700,453
Consumer Staples (0.0%):(b)
Cencosud SA .......................................................... 706,869 1,333,715
Financials (0.3%):
Banco de Chile ........................................................ 67,964,186 7,586,414
Utilities (0.0%):(b)
Enel Chile SA ......................................................... 8,443,003 476,560
11,097,142
China (5.0%):
Consumer Discretionary (0.1%):
Zhongsheng Group Holdings Ltd. ........................................... 924,500 1,350,530
Consumer Staples (0.1%):
China Feihe Ltd. (c) ..................................................... 2,348,000 1,083,215
Tingyi Cayman Islands Holding Corp. ........................................ 2,278,000 2,744,241
3,827,456
Energy (1.1%):
China Petroleum & Chemical Corp. , Class H ................................... 14,890,000 9,629,963
China Shenhua Energy Co. Ltd. , Class H ...................................... 2,296,000 10,583,252
PetroChina Co. Ltd. , Class H .............................................. 9,414,000 9,506,142
Yankuang Energy Group Co. Ltd. , Class H ..................................... 2,826,200 4,031,298
33,750,655
Financials (3.2%):
Agricultural Bank of China Ltd. , Class H ...................................... 22,801,000 9,732,611
Bank of China Ltd. , Class H ............................................... 28,604,000 14,096,703
Bank of Communications Co. Ltd. , Class H .................................... 7,890,000 6,185,017
China CITIC Bank Corp. Ltd. , Class H (a) ..................................... 15,442,000 9,893,960
China Construction Bank Corp. , Class H ...................................... 17,093,000 12,635,927
China Merchants Bank Co. Ltd. , Class H ...................................... 1,557,500 7,077,731
China Merchants Securities Co. Ltd. , Class H (c) ................................. 311,800 246,152

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
China Pacific Insurance Group Co. Ltd. , Class H ................................ 3,134,000 $ 7,626,854
Industrial & Commercial Bank of China Ltd. , Class H ............................. 20,003,000 11,889,754
New China Life Insurance Co. Ltd. , Class H .................................... 1,412,500 2,687,235
Ping An Insurance Group Co. of China Ltd. .................................... 1,338,000 6,062,106
Postal Savings Bank of China Co. Ltd. , Class H (c) ............................... 13,453,000 7,877,102
96,011,152
Materials (0.2%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 1,716,000 4,081,982
China National Building Material Co. Ltd. , Class H .............................. 3,536,000 1,263,207
5,345,189
Real Estate (0.3%):
China Vanke Co. Ltd. , Class H (d) ........................................... 7,159,600 4,261,607
Longfor Group Holdings Ltd. (a) (c) .......................................... 2,669,500 3,647,115
7,908,722
148,193,704
Czech Republic (0.2%):
Financials (0.1%):
Komercni Banka AS ..................................................... 78,213 2,615,882
Utilities (0.1%):
CEZ AS ............................................................. 125,160 4,708,515
7,324,397
Finland (0.8%):
Energy (0.1%):
Neste Oyj ............................................................ 140,769 2,511,602
Financials (0.3%):
Nordea Bank Abp ....................................................... 781,761 9,322,934
Industrials (0.2%):
Kone Oyj , Class B ...................................................... 118,958 5,897,281
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 160,671 5,642,394
23,374,211
France (2.2%):
Communication Services (0.3%):
Orange SA ............................................................ 971,916 9,747,458
Energy (0.3%):
TotalEnergies SE ....................................................... 114,683 7,677,393
Financials (0.7%):
Amundi SA (c) ......................................................... 26,192 1,693,785
BNP Paribas SA (d) ...................................................... 100,123 6,402,188
Credit Agricole SA ...................................................... 582,206 7,948,697
Societe Generale SA ..................................................... 239,517 5,630,521
21,675,191
Health Care (0.2%):
Sanofi SA ............................................................ 54,018 5,208,940
Industrials (0.2%):
Bouygues SA .......................................................... 152,531 4,902,335
Utilities (0.5%):
Engie SA ............................................................. 555,866 7,959,092
Veolia Environnement SA ................................................. 258,175 7,732,005
15,691,097
64,902,414

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Germany (0.8%):
Consumer Discretionary (0.4%):
Bayerische Motoren Werke AG ............................................. 56,965 $ 5,387,652
Mercedes-Benz Group AG ................................................ 90,363 6,253,293
11,640,945
Industrials (0.2%):
Deutsche Post AG ...................................................... 157,165 6,381,102
Materials (0.2%):
BASF SE ............................................................ 114,806 5,549,247
23,571,294
Hong Kong (1.5%):
Financials (0.5%):
BOC Hong Kong Holdings Ltd. ............................................ 3,933,000 12,136,426
Hang Seng Bank Ltd. .................................................... 236,500 3,040,624
15,177,050
Industrials (0.2%):
CK Hutchison Holdings Ltd. ............................................... 1,094,500 5,221,017
Real Estate (0.3%):
CK Asset Holdings Ltd. .................................................. 824,000 3,086,858
Henderson Land Development Co. Ltd. ....................................... 361,000 967,935
Sun Hung Kai Properties Ltd. .............................................. 571,500 4,951,945
Swire Pacific Ltd. , Class A ................................................ 143,500 1,266,946
10,273,684
Utilities (0.5%):
Beijing Enterprises Holdings Ltd. ........................................... 365,500 1,226,281
CLP Holdings Ltd. ...................................................... 502,000 4,060,365
Guangdong Investment Ltd. ............................................... 6,512,000 3,804,478
Hong Kong & China Gas Co. Ltd. ........................................... 2,670,000 2,029,107
Power Assets Holdings Ltd. ............................................... 641,000 3,464,376
14,584,607
45,256,358
India (1.9%):
Consumer Discretionary (0.5%):
Bajaj Auto Ltd. ........................................................ 119,128 13,572,155
Consumer Staples (0.4%):
ITC Ltd. ............................................................. 2,502,384 12,736,867
Energy (0.3%):
Bharat Petroleum Corp. Ltd. ............................................... 1,013,440 3,687,349
Hindustan Petroleum Corp. Ltd. (a) .......................................... 503,341 2,001,418
Oil India Ltd. .......................................................... 419,920 3,634,146
9,322,913
Information Technology (0.1%):
HCL Technologies Ltd. ................................................... 108,541 1,895,111
Materials (0.3%):
Vedanta Ltd. .......................................................... 1,812,896 9,862,042
Utilities (0.3%):
GAIL India Ltd. ........................................................ 1,944,635 5,108,949
Power Grid Corp. of India Ltd. ............................................. 1,299,424 5,146,425
10,255,374
57,644,462

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Indonesia (0.7%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 47,285,500 $ 8,986,380
Energy (0.1%):
PT Adaro Energy Indonesia Tbk ............................................ 11,095,600 1,889,327
PT United Tractors Tbk .................................................. 612,600 821,633
2,710,960
Industrials (0.3%):
PT Astra International Tbk ................................................ 31,509,100 8,568,011
20,265,351
Ireland (0.2%):
Health Care (0.2%):
Medtronic PLC ........................................................ 91,755 7,222,036
Italy (1.9%):
Energy (0.3%):
Eni SpA ............................................................. 528,573 8,114,927
Financials (0.8%):
Intesa Sanpaolo SpA ..................................................... 2,117,098 7,866,920
Mediobanca Banca di Credito Finanziario SpA .................................. 582,246 8,521,760
Poste Italiane SpA (c) .................................................... 497,054 6,323,907
22,712,587
Utilities (0.8%):
Enel SpA ............................................................. 1,366,927 9,483,508
Snam SpA ............................................................ 1,776,391 7,843,476
Terna - Rete Elettrica Nazionale ............................................ 994,811 7,667,565
24,994,549
55,822,063
Japan (1.3%):
Communication Services (0.4%):
SoftBank Corp. ........................................................ 922,900 11,288,487
Consumer Discretionary (0.2%):
Isuzu Motors Ltd. ....................................................... 415,700 5,527,195
Consumer Staples (0.3%):
Japan Tobacco, Inc. ..................................................... 376,600 10,199,387
Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd. ............................................ 287,500 7,458,174
Materials (0.2%):
Nippon Steel Corp. ...................................................... 239,100 5,069,176
39,542,419
Malaysia (0.9%):
Consumer Discretionary (0.3%):
Genting Berhad ........................................................ 4,853,400 4,843,717
Genting Malaysia Bhd ................................................... 5,289,300 2,856,624
7,700,341
Financials (0.1%):
RHB Bank Bhd ........................................................ 3,252,700 3,800,553
Industrials (0.1%):
Sime Darby Bhd ....................................................... 6,274,300 3,482,520
Materials (0.0%):(b)
Petronas Chemicals Group Bhd ............................................. 98,000 131,038

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (0.4%):
Tenaga Nasional Bhd .................................................... 4,309,900 $ 12,586,071
27,700,523
Mexico (0.9%):
Consumer Staples (0.5%):
Arca Continental SAB de CV .............................................. 452,447 4,437,991
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 809,857 1,401,374
Wal-Mart de Mexico SAB de CV ........................................... 2,213,980 7,536,243
13,375,608
Financials (0.2%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 838,236 6,533,352
Materials (0.2%):
Grupo Mexico SAB de CV , Class B .......................................... 1,177,845 6,337,229
26,246,189
Netherlands (1.9%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 3,260,389 12,494,474
Consumer Staples (0.3%):
Koninklijke Ahold Delhaize NV ............................................ 262,759 7,731,161
Financials (0.7%):
ABN AMRO Bank NV (c) ................................................. 347,872 5,712,543
ASR Nederland NV ..................................................... 67,768 3,225,895
ING Groep NV ........................................................ 483,609 8,308,536
NN Group NV (a) ....................................................... 92,045 4,277,517
21,524,491
Industrials (0.1%):
Randstad NV .......................................................... 78,267 3,553,028
Real Estate (0.4%):
NEPI Rockcastle NV .................................................... 1,448,968 10,396,127
55,699,281
Norway (0.9%):
Communication Services (0.1%):
Telenor ASA .......................................................... 299,864 3,425,730
Energy (0.4%):
Aker BP ASA ......................................................... 187,553 4,794,277
Equinor ASA .......................................................... 227,260 6,512,034
11,306,311
Financials (0.3%):
DNB Bank ASA ........................................................ 379,236 7,443,734
Materials (0.1%):
Norsk Hydro ASA ...................................................... 524,053 3,268,424
25,444,199
Philippines (0.1%):
Industrials (0.1%):
International Container Terminal Services, Inc. .................................. 410,260 2,449,924
Poland (0.3%):
Energy (0.3%):
ORLEN SA ........................................................... 479,676 8,062,278

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Financials (0.0%):(b)
Powszechny Zaklad Ubezpieczen SA ......................................... 10,831 $ 138,338
8,200,616
Portugal (0.2%):
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 1,402,243 5,256,698
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Rostelecom PJSC (a) (e) (f) ................................................. 6,752,730 56,405
Consumer Staples (0.0%):(b)
X5 Retail Group NV , GDR (a) (e) (f) .......................................... 201,753 15,821
Energy (0.0%):(b)
Tatneft PJSC (e) (f) ...................................................... 827,565 36,766
Financials (0.0%):(b)
Moscow Exchange MICEX-RTS PJSC (a) (e) (f) .................................. 2,604,790 30,570
Materials (0.0%):(b)
Evraz PLC (a) (e) (f) ...................................................... 753,373 231,096
GMK Norilskiy Nickel PAO (e) (f) ........................................... 1,487,700 35,248
Magnitogorsk Iron & Steel Works PJSC (a) (e) (f) ................................. 4,673,660 —
Novolipetsk Steel PJSC (e) (f) ............................................... 1,477,080 32,583
Polyus PJSC (a) (e) (f) .................................................... 34,403 —
Severstal PAO (a) (e) (f) ................................................... 223,944 —
298,927
Utilities (0.0%):(b)
Inter RAO UES PJSC (e) (f) ................................................ 128,274,200 43,010
RusHydro PJSC (a) (e) (f) .................................................. 694,437,000 —
43,010
481,499
Singapore (1.7%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 4,730,000 9,573,616
Consumer Staples (0.1%):
Wilmar International Ltd. ................................................. 1,108,800 2,528,917
Financials (0.9%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 1,240,600 13,177,328
United Overseas Bank Ltd. ................................................ 540,500 12,470,109
25,647,437
Industrials (0.3%):
Keppel Ltd. ........................................................... 654,100 3,109,958
Singapore Airlines Ltd. ................................................... 1,185,800 6,026,346
9,136,304
Real Estate (0.1%):
CapitaLand Investment Ltd. ............................................... 1,838,900 3,597,169
50,483,443
South Africa (1.7%):
Communication Services (0.3%):
MTN Group Ltd. ....................................................... 1,553,086 7,230,114
Vodacom Group Ltd. .................................................... 128,688 690,779
7,920,893
Consumer Discretionary (0.1%):
Woolworths Holdings Ltd. ................................................ 666,541 2,272,030

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Financials (0.8%):
Absa Group Ltd. ....................................................... 761,566 $ 6,634,279
Nedbank Group Ltd. ..................................................... 463,297 6,561,562
Standard Bank Group Ltd. ................................................ 882,477 10,279,720
23,475,561
Industrials (0.1%):
The Bidvest Group Ltd. .................................................. 230,252 3,615,589
Materials (0.4%):
Gold Fields Ltd. ........................................................ 296,703 4,435,328
Impala Platinum Holdings Ltd. ............................................. 674,945 3,353,459
Sasol Ltd. ............................................................ 725,757 5,514,707
13,303,494
50,587,567
South Korea (0.4%):
Consumer Discretionary (0.2%):
Hyundai Motor Co. ..................................................... 27,785 5,926,663
Financials (0.2%):
Hana Financial Group, Inc. ................................................ 107,243 4,717,578
10,644,241
Spain (0.8%):
Energy (0.2%):
Repsol SA ............................................................ 436,954 6,928,551
Utilities (0.6%):
Endesa SA ............................................................ 355,926 6,686,556
Iberdrola SA .......................................................... 717,238 9,304,816
15,991,372
22,919,923
Sweden (0.3%):
Consumer Discretionary (0.1%):
H & M Hennes & Mauritz AB , Class B (d) ..................................... 277,752 4,401,451
Financials (0.2%):
Svenska Handelsbanken AB , Class A ......................................... 630,079 6,023,624
10,425,075
Switzerland (0.8%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 19,117 10,751,583
Financials (0.2%):
Julius Baer Group Ltd. ................................................... 87,585 4,899,641
Health Care (0.3%):
Roche Holding AG ...................................................... 29,559 8,190,949
23,842,173
Taiwan (4.1%):
Communication Services (0.3%):
Taiwan Mobile Co. Ltd. (a) ................................................ 2,487,000 8,203,066
Consumer Discretionary (0.1%):
Feng TAY Enterprise Co. Ltd. .............................................. 283,000 1,349,432
Industrials (0.1%):
Walsin Lihwa Corp. ..................................................... 3,180,000 3,476,454
Information Technology (3.0%):
ASE Technology Holding Co. Ltd. ........................................... 1,526,000 7,906,737
Hon Hai Precision Industry Co. Ltd. ......................................... 3,403,000 22,409,584

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Lite-On Technology Corp. ................................................ 1,381,000 $ 4,487,065
Nan Ya Printed Circuit Board Corp. (a) ........................................ 1,097,000 6,278,817
Novatek Microelectronics Corp. ............................................ 373,000 6,957,770
Pegatron Corp. ......................................................... 2,487,000 7,995,285
Powertech Technology, Inc. ................................................ 1,366,000 7,900,128
Synnex Technology International Corp. ....................................... 1,899,000 4,274,574
Unimicron Technology Corp. .............................................. 966,000 5,345,592
United Microelectronics Corp. ............................................. 5,669,000 9,806,709
WPG Holdings Ltd. ..................................................... 2,514,000 6,954,120
90,316,381
Materials (0.6%):
Formosa Plastics Corp. (a) ................................................. 5,698,000 10,097,119
Nan Ya Plastics Corp. (a) .................................................. 4,875,000 7,398,717
17,495,836
120,841,169
Thailand (2.1%):
Communication Services (0.6%):
Advanced Info Service PCL ............................................... 2,298,600 13,064,674
Intouch Holdings PCL ................................................... 1,811,000 3,522,492
16,587,166
Consumer Staples (0.2%):
Thai Beverage PCL ..................................................... 20,971,300 6,953,064
Energy (1.0%):
PTT Exploration & Production PCL .......................................... 2,427,500 10,036,394
PTT PCL ............................................................. 13,113,900 11,595,409
Thai Oil PCL .......................................................... 4,740,000 6,829,693
28,461,496
Financials (0.3%):
SCB X PCL ........................................................... 3,409,800 9,559,299
Real Estate (0.0%):(b)
Land & Houses PCL ..................................................... 2,150,100 345,347
61,906,372
Turkey (0.3%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi A/S ................................................ 148,397 5,132,714
Energy (0.1%):
Turkiye Petrol Rafinerileri A/S ............................................. 946,145 4,806,582
9,939,296
United Kingdom (3.0%):
Communication Services (0.4%):
BT Group PLC ........................................................ 4,006,389 7,101,631
Vodafone Group PLC .................................................... 6,664,612 5,896,190
12,997,821
Consumer Staples (1.0%):
Imperial Brands PLC .................................................... 371,886 9,514,644
Tesco PLC ............................................................ 2,206,028 8,520,056
Unilever PLC ......................................................... 213,882 11,737,587
29,772,287
Energy (0.5%):
BP PLC .............................................................. 1,137,449 6,847,259
Shell PLC (a) .......................................................... 254,327 9,120,779
15,968,038
Financials (0.4%):
Admiral Group PLC ..................................................... 115,357 3,811,382

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
HSBC Holdings PLC .................................................... 956,890 $ 8,258,597
12,069,979
Materials (0.4%):
Anglo American PLC .................................................... 142,870 4,514,060
Rio Tinto PLC ......................................................... 98,803 6,482,274
10,996,334
Utilities (0.3%):
National Grid PLC (a) .................................................... 704,240 7,862,416
89,666,875
United States (44.1%):
Communication Services (1.5%):
AT&T, Inc. ........................................................... 326,123 6,232,211
Cable One, Inc. (d) ...................................................... 12,600 4,460,400
Cogent Communications Holdings, Inc. ....................................... 95,609 5,396,172
Omnicom Group, Inc. .................................................... 70,583 6,331,295
Shutterstock, Inc. ....................................................... 88,912 3,440,894
TEGNA, Inc. .......................................................... 578,200 8,060,108
The Interpublic Group of Cos., Inc. .......................................... 160,372 4,665,222
Verizon Communications, Inc. .............................................. 139,017 5,733,061
44,319,363
Consumer Discretionary (4.8%):
Best Buy Co., Inc. ...................................................... 67,430 5,683,675
Bloomin' Brands, Inc. .................................................... 239,494 4,605,470
Carter's, Inc. .......................................................... 99,547 6,168,928
Cracker Barrel Old Country Store, Inc. ........................................ 87,398 3,684,700
Dana, Inc. ............................................................ 431,700 5,232,204
Darden Restaurants, Inc. .................................................. 48,327 7,312,842
Ford Motor Co. ........................................................ 352,794 4,424,037
H&R Block, Inc. ....................................................... 180,100 9,766,823
Jack in the Box, Inc. ..................................................... 98,648 5,025,129
Kontoor Brands, Inc. .................................................... 94,449 6,247,801
LCI Industries ......................................................... 51,825 5,357,668
Levi Strauss & Co. , Class A ............................................... 376,398 7,256,953
Macy's, Inc. ........................................................... 204,300 3,922,560
Marriott Vacations Worldwide Corp. ......................................... 55,400 4,837,528
Nordstrom, Inc. ........................................................ 254,803 5,406,920
Oxford Industries, Inc. ................................................... 66,305 6,640,446
Papa John's International, Inc. .............................................. 100,730 4,732,295
Phinia, Inc. ........................................................... 106,500 4,191,840
Sonic Automotive, Inc. , Class A ............................................ 81,400 4,433,858
Strategic Education, Inc. .................................................. 27,012 2,989,148
The Buckle, Inc. ........................................................ 184,775 6,825,588
The Cheesecake Factory, Inc. .............................................. 200,110 7,862,322
The Gap, Inc. .......................................................... 175,400 4,190,306
The Wendy's Co. ....................................................... 593,100 10,058,976
Travel + Leisure Co. ..................................................... 141,672 6,372,406
143,230,423
Consumer Staples (3.8%):
Altria Group, Inc. ....................................................... 189,264 8,620,975
Archer-Daniels-Midland Co. ............................................... 75,037 4,535,987
Campbell Soup Co. ..................................................... 157,198 7,103,778
Conagra Brands, Inc. .................................................... 247,999 7,048,131
Energizer Holdings, Inc. .................................................. 241,700 7,139,818
General Mills, Inc. ...................................................... 120,961 7,651,993
Hormel Foods Corp. ..................................................... 140,743 4,291,254
Kellanova ............................................................ 134,540 7,760,267
Kimberly-Clark Corp. .................................................... 76,860 10,622,052
PepsiCo, Inc. .......................................................... 53,777 8,869,441
Philip Morris International, Inc. ............................................. 101,409 10,275,774
The Clorox Co. ........................................................ 38,431 5,244,678

Victory Portfolios II
Victory Market Neutral Income Fund
22
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
The Coca-Cola Co. ...................................................... 176,289 $ 11,220,795
The Kraft Heinz Co. ..................................................... 218,472 7,039,168
Vector Group Ltd. ...................................................... 363,663 3,843,918
Walgreens Boots Alliance, Inc. ............................................. 174,703 2,113,033
113,381,062
Energy (5.6%):
Archrock, Inc. ......................................................... 390,958 7,905,171
Atlas Energy Solutions, Inc. ............................................... 221,100 4,406,523
California Resources Corp. ................................................ 127,800 6,801,516
Chevron Corp. ......................................................... 44,546 6,967,885
ConocoPhillips Co. ..................................................... 54,911 6,280,720
Coterra Energy, Inc. ..................................................... 231,210 6,166,371
Crescent Energy Co. , Class A .............................................. 323,626 3,834,968
CVR Energy, Inc. ....................................................... 200,327 5,362,754
Delek U.S. Holdings, Inc. ................................................. 238,700 5,910,212
Devon Energy Corp. ..................................................... 116,373 5,516,080
Diamondback Energy, Inc. ................................................ 32,020 6,410,084
EOG Resources, Inc. .................................................... 49,231 6,196,706
Equitrans Midstream Corp. ................................................ 608,400 7,897,032
Exxon Mobil Corp. ..................................................... 62,288 7,170,595
Helmerich & Payne, Inc. .................................................. 154,800 5,594,472
HF Sinclair Corp. ....................................................... 88,372 4,713,762
Kinder Morgan, Inc. ..................................................... 490,705 9,750,308
Kinetik Holdings, Inc. ................................................... 188,492 7,811,108
Northern Oil & Gas, Inc. .................................................. 195,362 7,261,606
ONEOK, Inc. .......................................................... 94,213 7,683,070
Patterson-UTI Energy, Inc. ................................................ 469,900 4,868,164
Phillips 66 ............................................................ 43,408 6,127,907
RPC, Inc. ............................................................ 668,000 4,175,000
The Williams Cos., Inc. .................................................. 230,357 9,790,173
Valero Energy Corp. ..................................................... 37,397 5,862,354
World Kinect Corp. ..................................................... 250,346 6,458,927
166,923,468
Financials (9.0%):
Ally Financial, Inc. ...................................................... 104,824 4,158,368
Artisan Partners Asset Management, Inc. , Class A ................................ 172,868 7,134,262
Associated Banc-Corp. ................................................... 335,010 7,085,462
Atlantic Union Bankshares Corp. ............................................ 138,921 4,563,555
Bank of Hawaii Corp. .................................................... 90,171 5,158,683
BankUnited, Inc. ....................................................... 188,900 5,529,103
Banner Corp. .......................................................... 92,000 4,566,880
Citigroup, Inc. ......................................................... 118,870 7,543,490
Citizens Financial Group, Inc. .............................................. 124,462 4,484,366
CME Group, Inc. ....................................................... 38,175 7,505,205
Community Financial System, Inc. .......................................... 135,300 6,387,513
Corebridge Financial, Inc. ................................................. 233,170 6,789,910
CVB Financial Corp. .................................................... 323,749 5,581,433
Fidelity National Financial, Inc. ............................................ 127,651 6,308,512
Fifth Third Bancorp ..................................................... 130,489 4,761,544
First Financial Bancorp ................................................... 153,289 3,406,082
First Hawaiian, Inc. ..................................................... 343,125 7,123,275
First Interstate BancSystem, Inc. , Class A ...................................... 220,482 6,122,785
First Merchants Corp. .................................................... 127,600 4,247,804
Franklin Resources, Inc. .................................................. 182,467 4,078,137
Fulton Financial Corp. ................................................... 495,167 8,407,936
Huntington Bancshares, Inc. ............................................... 382,726 5,044,329
Independent Bank Corp. .................................................. 120,147 6,093,856
Jackson Financial, Inc. , Class A ............................................. 103,462 7,683,088
KeyCorp ............................................................. 242,037 3,439,346
M&T Bank Corp. ....................................................... 33,776 5,112,335
MetLife, Inc. .......................................................... 100,200 7,033,038
Morgan Stanley ........................................................ 68,586 6,665,873

Victory Portfolios II
Victory Market Neutral Income Fund
23
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
NBT Bancorp, Inc. ...................................................... 76,000 $ 2,933,600
Northern Trust Corp. .................................................... 58,286 4,894,858
Northwest Bancshares, Inc. ................................................ 443,993 5,128,119
Pacific Premier Bancorp, Inc. .............................................. 221,062 5,077,794
Principal Financial Group, Inc. ............................................. 86,718 6,803,027
Prudential Financial, Inc. ................................................. 66,734 7,820,557
Regions Financial Corp. .................................................. 233,310 4,675,532
Simmons First National Corp. , Class A ....................................... 256,700 4,512,786
State Street Corp. ....................................................... 77,024 5,699,776
Synovus Financial Corp. .................................................. 156,100 6,273,659
T. Rowe Price Group, Inc. ................................................. 47,951 5,529,230
The Bank of New York Mellon Corp. ......................................... 128,267 7,681,911
The PNC Financial Services Group, Inc. ...................................... 36,771 5,717,155
The Western Union Co. ................................................... 633,400 7,740,148
U.S. Bancorp .......................................................... 104,131 4,134,001
United Bankshares, Inc. .................................................. 208,900 6,776,716
Virtu Financial, Inc. , Class A ............................................... 399,244 8,963,028
WaFd, Inc. ............................................................ 150,000 4,287,000
WesBanco, Inc. ........................................................ 56,410 1,574,403
268,239,470
Health Care (2.3%):
AbbVie, Inc. .......................................................... 47,876 8,211,692
Amgen, Inc. ........................................................... 23,185 7,244,153
Bristol-Myers Squibb Co. ................................................. 140,332 5,827,988
CVS Health Corp. ...................................................... 74,316 4,389,103
Gilead Sciences, Inc. .................................................... 85,680 5,878,505
Johnson & Johnson ..................................................... 56,086 8,197,530
National HealthCare Corp. ................................................ 46,600 5,051,440
Patterson Cos., Inc. ..................................................... 250,956 6,053,059
Pfizer, Inc. ............................................................ 223,992 6,267,296
Premier, Inc. , Class A .................................................... 424,690 7,928,962
Viatris, Inc. ........................................................... 414,286 4,403,860
69,453,588
Industrials (3.4%):
HNI Corp. ............................................................ 147,504 6,640,630
Insperity, Inc. .......................................................... 58,850 5,367,709
Kennametal, Inc. ....................................................... 314,349 7,399,775
Lockheed Martin Corp. ................................................... 18,182 8,492,812
ManpowerGroup, Inc. ................................................... 124,132 8,664,414
MDU Resources Group, Inc. ............................................... 486,000 12,198,600
MillerKnoll, Inc. ....................................................... 154,292 4,087,195
MSC Industrial Direct Co., Inc. ............................................. 115,401 9,152,453
Paychex, Inc. .......................................................... 61,858 7,333,885
Ryder System, Inc. ...................................................... 77,500 9,600,700
Steelcase, Inc. , Class A ................................................... 299,200 3,877,632
The Greenbrier Cos., Inc. ................................................. 79,500 3,939,225
Trinity Industries, Inc. ................................................... 223,521 6,687,748
United Parcel Service, Inc. , Class B .......................................... 41,888 5,732,373
99,175,151
Information Technology (1.8%):
Avnet, Inc. ............................................................ 200,100 10,303,149
Cisco Systems, Inc. ..................................................... 151,422 7,194,059
Corning, Inc. .......................................................... 203,896 7,921,359
Hewlett Packard Enterprise Co. ............................................. 328,817 6,961,056
HP, Inc. .............................................................. 227,183 7,955,949
International Business Machines Corp. ........................................ 39,742 6,873,379
Texas Instruments, Inc. ................................................... 36,634 7,126,412
54,335,363
Materials (1.6%):
Air Products and Chemicals, Inc. ............................................ 20,106 5,188,353

Victory Portfolios II
Victory Market Neutral Income Fund
24
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Avient Corp. .......................................................... 176,428 $ 7,701,082
Dow, Inc. ............................................................ 127,312 6,753,902
Greif, Inc. , Class A ...................................................... 93,240 5,358,503
International Paper Co. ................................................... 168,885 7,287,388
LyondellBasell Industries NV , Class A ........................................ 74,687 7,144,558
Sensient Technologies Corp. ............................................... 92,873 6,890,248
46,324,034
Utilities (10.3%):
ALLETE, Inc. ......................................................... 167,195 10,424,608
Alliant Energy Corp. .................................................... 153,549 7,815,644
Ameren Corp. ......................................................... 92,931 6,608,323
American Electric Power Co., Inc. ........................................... 78,454 6,883,554
American States Water Co. ................................................ 144,700 10,500,879
Avista Corp. .......................................................... 264,448 9,152,545
Black Hills Corp. ....................................................... 168,500 9,163,030
California Water Service Group ............................................. 187,400 9,087,026
Chesapeake Utilities Corp. ................................................ 81,500 8,655,300
CMS Energy Corp. ...................................................... 127,798 7,607,815
Consolidated Edison, Inc. ................................................. 91,118 8,147,772
Dominion Energy, Inc. ................................................... 117,515 5,758,235
DTE Energy Co. ....................................................... 66,978 7,435,228
Duke Energy Corp. ...................................................... 89,361 8,956,653
Edison International ..................................................... 97,883 7,028,978
Entergy Corp. ......................................................... 72,114 7,716,198
Evergy, Inc. ........................................................... 139,529 7,390,851
Exelon Corp. .......................................................... 178,680 6,184,115
FirstEnergy Corp. ....................................................... 198,081 7,580,560
MGE Energy, Inc. ...................................................... 81,255 6,071,374
National Fuel Gas Co. ................................................... 192,600 10,436,994
New Jersey Resources Corp. ............................................... 251,900 10,766,206
NextEra Energy, Inc. .................................................... 86,582 6,130,871
NiSource, Inc. ......................................................... 259,558 7,477,866
Northwest Natural Holding Co. ............................................. 151,879 5,484,351
Northwestern Energy Group, Inc. ........................................... 212,449 10,639,446
ONE Gas, Inc. ......................................................... 148,345 9,471,828
Portland General Electric Co. .............................................. 234,315 10,131,781
PPL Corp. ............................................................ 291,751 8,066,915
Public Service Enterprise Group, Inc. ......................................... 121,126 8,926,986
Sempra .............................................................. 108,768 8,272,894
SJW Group ........................................................... 104,753 5,679,708
Southwest Gas Holdings, Inc. .............................................. 118,500 8,340,030
Spire, Inc. ............................................................ 177,674 10,790,142
The AES Corp. ........................................................ 255,512 4,489,346
The Southern Co. ....................................................... 114,335 8,868,966
WEC Energy Group, Inc. ................................................. 91,190 7,154,767
Xcel Energy, Inc. ....................................................... 127,810 6,826,332
306,124,117
1,311,506,039
Total Common Stocks (Cost $2,549,523,063) 2,648,326,681
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 975,062 975,062
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (g) ............ 975,062 975,062
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 975,062 975,062
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (g) . 975,062 975,062
Total Collateral for Securities Loaned (Cost $3,900,248) 3,900,248
Total Investments (Cost $2,553,423,311) — 89.3% 2,652,226,929
Other assets in excess of liabilities — 10.7% 318,232,275
NET ASSETS - 100.00% $ 2,970,459,204

Victory Portfolios II
Victory Market Neutral Income Fund
25
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,339,844
GMK Norilskiy Nickel PAO ....................................
9/19/2014
4,446,120
Inter RAO UES PJSC .........................................
3/19/2021
7,868,060
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370,482
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924,069
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421,417
Polyus PJSC ...............................................
9/17/2021
6,022,105
Rostelecom PJSC ............................................
9/18/2020
8,205,300
RusHydro PJSC .............................................
9/18/2020
7,349,118
Severstal PAO ..............................................
3/17/2017
4,076,024
Tatneft PJSC ...............................................
9/15/2017
5,787,174
X5 Retail Group NV , GDR .....................................
9/18/2020
5,468,213
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$26,583,819 and amounted to 0.9% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2024.
(g) Rate disclosed is the daily yield on June 30, 2024.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 5,107 9/20/24 $ 2,028,805,808 $ 2,035,369,315 $ 6,563,507
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 5,023 9/20/24 $ 584,172,664 $ 588,494,680 $ (4,322,016)
E-Mini MSCI Emerging Markets Index
Futures .......................... 10,793 9/20/24 582,229,241 587,247,130 (5,017,889)
E-Mini Russell 2000 Index Futures ...... 5,052 9/20/24 520,957,590 521,619,000 (661,410)
E-Mini S&P 500 Futures .............. 10,423 9/20/24 2,868,018,706 2,877,529,725 (9,511,019)
$ (19,512,334)
Total unrealized appreciation $ 6,563,507
Total unrealized depreciation (19,512,334)
Total net unrealized appreciation (depreciation) $ (12,948,827)

Statements of Assets and Liabilities
June 30, 2024
26
See notes to financial statements.
Victory Portfolios II
Victory US 500
Enhanced Volatility
Wtd Index Fund
Victory Market
Neutral Income
Fund
Assets:
Investments, at value (Cost $23,903,017 and $2,553,423,311) $ 29,926,344 (a) $ 2,652,226,929 (b)
Foreign currency, at value (Cost $— and $2,851,875) — 2,852,289
Cash — 45,139,846
Deposit with broker for futures contracts 39,896 265,883,965
Receivables:
Interest and dividends 23,812 9,156,997
Capital shares issued 150 1,998,129
Investments sold — 3,544,087
From Adviser 22,712 922,190
Variation margin on open futures contracts — 12,756,131
Reclaims — 2,386,596
Prepaid expenses 15,274 58,473
Total Assets 30,028,188 2,996,925,632
Liabilities:
Payables:
Collateral received on loaned securities 156,828 3,900,248
Capital shares redeemed 16,973 3,863,722
Variation margin on open futures contracts 1,225 14,565,538
Accrued foreign capital gains taxes — 2,318,590
Accrued expenses and other payables:
Investment advisory fees 17,226 863,215
Administration fees 1,346 134,907
Custodian fees 420 128,309
Transfer agent fees 777 89,366
Sub-Transfer agent fees 7,027 401,468
Compliance fees 21 2,202
12b-1 fees 4,466 11,949
Other accrued expenses 16,989 186,914
Total Liabilities 223,298 26,466,428
Commitments and contingencies (Note 5 )
Net Assets:
Capital 29,536,195 3,535,733,133
Total accumulated earnings (loss) 268,695 (565,273,929)
Net Assets $ 29,804,890 $ 2,970,459,204
Net Assets:
Class A $ 19,937,422 $ 78,078,693
Class C 5,824,959 9,267,470
Class I 4,042,509 2,870,040,492
Member Class — 13,072,549
Total $ 29,804,890 $ 2,970,459,204
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,968,247 9,299,202
Class C 616,526 1,120,745
Class I 398,584 338,997,963
Member Class — 1,556,056
Total 2,983,357 350,973,966
Net asset value, offering and redemption price per share:
Class A $ 10 .13 $ 8 .40
Class C(c) 9 .45 8 .27
Class I 10 .14 8 .47
Member Class — 8 .40
Maximum Sales Charge — Class A 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .75 $ 8 .91
(a) Includes $151,069 of securities on loan.
(b) Includes $3,730,212 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2024
27
See notes to financial statements.
Victory Portfolios II
Victory US 500
Enhanced Volatility
Wtd Index Fund
Victory Market
Neutral Income
Fund
Investment Income:
Dividends $ 691,166 $ 130,370,014
Interest 1,334 14,949,304
Securities lending (net of fees) 507 270,669
Foreign tax withholding — (10,165,901)
Total Income 693,007 135,424,086
Expenses:
Investment advisory fees 241,246 10,384,876
Administration fees 19,115 1,645,014
Sub-Administration fees 19,500 21,000
12b-1 fees — Class A 52,351 218,737
12b-1 fees — Class C 81,951 117,271
Custodian fees 4,780 792,284
Transfer agent fees — Class A 3,716 6,313
Transfer agent fees — Class C 838 367
Transfer agent fees — Class I 773 516,478
Transfer agent fees — Member Class — 21,251
Sub-Transfer agent fees — Class A 17,845 19,051
Sub-Transfer agent fees — Class C 8,030 11,338
Sub-Transfer agent fees — Class I 5,523 2,732,074
Sub-Transfer agent fees — Member Class — 1
Trustees' fees 4,080 180,360
Compliance fees 320 26,862
Legal and audit fees 10,896 196,085
State registration and filing fees 44,611 176,055
Line of credit fees — 2,282
Interfund lending — 9,699
Other expenses 19,671 353,345
Recoupment of prior expenses waived/reimbursed by Adviser — 3,306
Total Expenses 535,246 17,434,049
Expenses waived/reimbursed by Adviser (145,870) (5,112,700)
Expenses waived/reimbursed by Distributor (1,000) (2,750)
Net Expenses 388,376 12,318,599
Net Investment Income (Loss) 304,631 123,105,487
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (476,674) 105,009,681
Foreign taxes on realized gains — (1,420,794)
Net realized gains (losses) from futures contracts 28,836 (178,157,518)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 1,666,951 79,028,485
Net change in unrealized appreciation/depreciation on futures contracts (7,911) 4,318,619
Net change in accrued foreign taxes on unrealized gains — (1,136,367)
Net realized/unrealized gains (losses) on investments 1,211,202 7,642,106
Change in net assets resulting from operations $ 1,515,833 $ 130,747,593

28
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
Victory US 500 Enhanced Volatility
Wtd Index Fund Victory Market Neutral Income Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 304,631 $ 566,798 $ 123,105,487 $ 162,693,818
Net realized gains (losses) (447,838) (3,499,950) (74,568,631) (375,995,956)
Net change in unrealized appreciation/depreciation 1,659,040 2,788,910 82,210,737 220,154,566
Change in net assets resulting from operations 1,515,833 (144,242) 130,747,593 6,852,428
Distributions to Shareholders:
Class A (233,446) (6,956,793) (3,459,085) (13,710,723)
Class C (37,969) (4,065,874) (387,299) (1,853,227)
Class I (70,754) (2,646,462) (121,635,913) (410,481,501)
Member Class — — (582,070) (1,652,693)
From return of capital:
Class A (9,943) — — —
Class C (1,617) — — —
Class I (3,013) — — —
Change in net assets resulting from distributions to shareholders (356,742) (13,669,129) (126,064,367) (427,698,144)
Change in net assets resulting from capital transactions (11,925,878) 224,126 89,205,897 (1,659,421,176)
Change in net assets (10,766,787) (13,589,245) 93,889,123 (2,080,266,892)
Net Assets:
Beginning of period 40,571,677 54,160,922 2,876,570,081 4,956,836,973
End of period $ 29,804,890 $ 40,571,677 $ 2,970,459,204 $ 2,876,570,081

29
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory US 500 Enhanced Volatility
Wtd Index Fund Victory Market Neutral Income Fund
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 2,667,783 $ 2,464,259 $ 26,931,092 $ 62,987,365
Distributions reinvested 236,777 6,757,772 3,380,767 13,520,880
Cost of shares redeemed (6,483,724) (5,025,449) (49,518,695) (116,168,631)
Total Class A $ (3,579,164) $ 4,196,582 $ (19,206,836) $ (39,660,386)
Class C
Proceeds from shares issued $ 172,465 $ 228,683 $ 1,148,084 $ 5,622,671
Distributions reinvested 39,342 4,044,083 382,493 1,823,215
Cost of shares redeemed (5,599,440) (6,290,299) (6,807,683) (6,410,937)
Total Class C $ (5,387,633) $ (2,017,533) $ (5,277,106) $ 1,034,949
Class I
Proceeds from shares issued $ 102,104 $ 211,251 $ 1,461,026,049 $ 1,938,576,092
Distributions reinvested 73,488 2,612,050 110,414,165 381,387,646
Cost of shares redeemed (3,134,673) (4,778,224) (1,456,395,248) (3,942,679,807)
Total Class I $ (2,959,081) $ (1,954,923) $ 115,044,966 $ (1,622,716,069)
Member Class
Proceeds from shares issued $ — $ — $ 1,803,406 $ 4,183,963
Distributions reinvested — — 582,069 1,652,693
Cost of shares redeemed — — (3,740,602) (3,916,326)
Total Member Class $ — $ — $ (1,355,127) $ 1,920,330
Change in net assets resulting from capital transactions $ (11,925,878) $ 224,126 $ 89,205,897 $ (1,659,421,176)
Share Transactions:
Class A
Issued 273,988 213,758 3,172,387 7,204,386
Reinvested 23,766 647,293 398,956 1,604,814
Redeemed (672,262) (442,647) (5,836,338) (13,366,593)
Total Class A (374,508) 418,404 (2,264,995) (4,557,393)
Class C
Issued 19,055 19,832 136,160 631,588
Reinvested 4,215 415,155 45,826 220,691
Redeemed (618,970) (573,725) (814,326) (753,112)
Total Class C (595,700) (138,738) (632,340) 99,167
Class I
Issued 10,566 20,474 170,354,010 218,354,542
Reinvested 7,403 249,545 12,925,026 44,830,914
Redeemed (323,043) (420,028) (170,221,936) (447,180,482)
Total Class I (305,074) (150,009) 13,057,100 (183,995,026)
Member Class
Issued — — 211,563 469,592
Reinvested — — 68,649 196,577
Redeemed — — (441,041) (443,553)
Total Member Class — — (160,829) 222,616
Change in Shares (1,275,282) 129,657 9,998,936 (188,230,636)

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $9.71 $13.33 $16.62 $13.42 $14.26
Investment Activities:
Net investment income (loss)(a) 0.10 0.16 0.08 0.07 0.08
Net realized and unrealized gains (losses) 0.44 (0.05) (1.31) 4.77 0.88
Total from Investment Activities 0.54 0.11 (1.23) 4.84 0.96
Distributions to Shareholders from:
Net investment income (0.12) (0.14) (0.08) (0.05) (0.07)
Net realized gains — (3.59) (1.98) (1.59) (1.73)
Return of capital —(b) — — — —
Total Distributions (0.12) (3.73) (2.06) (1.64) (1.80)
Net Asset Value, End of Period $10.13 $9.71 $13.33 $16.62 $13.42
Total Return (excludes sales charge)(c) 5.54% (0.84)% (9.25)% 38.05% 6.71%
Ratios to Average Net Assets:
Net Expenses(d) 0.99% 0.99% 0.99% 0.99% 0.99%
Net Investment Income (Loss) 1.02% 1.37% 0.52% 0.47% 0.56%
Gross Expenses(d) 1.36% 1.30% 1.25% 1.24% 1.28%
Supplemental Data:
Net Assets at end of period (000's) $19,937 $22,745 $25,643 $31,504 $26,394
Portfolio Turnover(e) 150%(f) 266%(g) 101% 68% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover decreased significantly due to the long/cash strategy.
(g) Portfolio turnover increased significantly due to the long/cash strategy.

31
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $9.06 $12.68 $15.95 $12.99 $13.90
Investment Activities:
Net investment income (loss)(a) 0.03 0.06 (0.03) (0.04) (0.03)
Net realized and unrealized gains (losses) 0.41 (0.03) (1.25) 4.59 0.87
Total from Investment Activities 0.44 0.03 (1.28) 4.55 0.84
Distributions to Shareholders from:
Net investment income (0.05) (0.06) (0.01) —(b) (0.02)
Net realized gains — (3.59) (1.98) (1.59) (1.73)
Return of capital —(b) — — — —
Total Distributions (0.05) (3.65) (1.99) (1.59) (1.75)
Net Asset Value, End of Period $9.45 $9.06 $12.68 $15.95 $12.99
Total Return (excludes contingent deferred sales charge)(c) 4.83% (1.56)% (9.97)% 36.98% 5.96%
Ratios to Average Net Assets:
Net Expenses(d) 1.74% 1.74% 1.74% 1.74% 1.74%
Net Investment Income (Loss) 0.29% 0.60% (0.22)% (0.29)% (0.19)%
Gross Expenses(d) 2.23% 2.11% 2.03% 1.99% 2.03%
Supplemental Data:
Net Assets at end of period (000's) $5,825 $10,986 $17,132 $24,465 $26,240
Portfolio Turnover(e) 150%(f) 266%(g) 101% 68% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover decreased significantly due to the long/cash strategy.
(g) Portfolio turnover increased significantly due to the long/cash strategy.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $9.72 $13.34 $16.64 $13.43 $14.26
Investment Activities:
Net investment income (loss)(a) 0.12 0.19 0.12 0.11 0.12
Net realized and unrealized gains (losses) 0.44 (0.06) (1.31) 4.77 0.88
Total from Investment Activities 0.56 0.13 (1.19) 4.88 1.00
Distributions to Shareholders from:
Net investment income (0.13) (0.16) (0.13) (0.08) (0.10)
Net realized gains — (3.59) (1.98) (1.59) (1.73)
Return of capital (0.01) — — — —
Total Distributions (0.14) (3.75) (2.11) (1.67) (1.83)
Net Asset Value, End of Period $10.14 $9.72 $13.34 $16.64 $13.43
Total Return(b) 5.81% (0.60)% (9.03)% 38.43% 6.97%
Ratios to Average Net Assets:
Net Expenses(c) 0.74% 0.74% 0.74% 0.74% 0.74%
Net Investment Income (Loss) 1.29% 1.60% 0.78% 0.71% 0.86%
Gross Expenses(c) 1.30% 1.14% 1.02% 0.98% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $4,043 $6,841 $11,386 $14,789 $14,179
Portfolio Turnover(d) 150%(e) 266%(f) 101% 68% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Portfolio turnover decreased significantly due to the long/cash strategy.
(f) Portfolio turnover increased significantly due to the long/cash strategy.

33
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Class A
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.37 $9.30 $9.51 $9.77 $9.51
Investment Activities:
Net investment income (loss)(a) 0.32 0.35 0.38 0.29 0.27
Net realized and unrealized gains (losses) 0.05 (0.26) (0.29) (0.06) 0.23
Total from Investment Activities 0.37 0.09 0.09 0.23 0.50
Distributions to Shareholders from:
Net investment income (0.34) (0.36) (0.30) (0.24) (0.24)
Net realized gains — (0.66) — (0.25) —
Total Distributions (0.34) (1.02) (0.30) (0.49) (0.24)
Net Asset Value, End of Period $8.40 $8.37 $9.30 $9.51 $9.77
Total Return (excludes sales charge)(b) 4.43% 1.34% 0.90% 2.33% 5.31%
Ratios to Average Net Assets:
Net Expenses(c) 0.75% 0.75% 0.78%(d) 0.79%(d) 0.75%
Net Investment Income (Loss) 3.80% 4.00% 3.94% 3.03% 2.78%
Gross Expenses(c) 0.76% 0.80% 0.83% 0.95% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $78,079 $96,836 $150,010 $50,735 $12,870
Portfolio Turnover(e) 88% 87% 61% 89% 119%(f)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Market Neutral Income Fund
Class C
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.25 $9.19 $9.40 $9.69 $9.43
Investment Activities:
Net investment income (loss)(a) 0.25 0.28 0.34 0.22 0.21
Net realized and unrealized gains (losses) 0.05 (0.26) (0.31) (0.08) 0.22
Total from Investment Activities 0.30 0.02 0.03 0.14 0.43
Distributions to Shareholders from:
Net investment income (0.28) (0.30) (0.24) (0.18) (0.17)
Net realized gains — (0.66) — (0.25) —
Total Distributions (0.28) (0.96) (0.24) (0.43) (0.17)
Net Asset Value, End of Period $8.27 $8.25 $9.19 $9.40 $9.69
Total Return (excludes contingent deferred sales charge)(b) 3.60% 0.53% 0.31% 1.40% 4.59%
Ratios to Average Net Assets:
Net Expenses(c) 1.50% 1.50% 1.53%(d) 1.54%(d) 1.50%
Net Investment Income (Loss) 3.05% 3.28% 3.59% 2.28% 2.20%
Gross Expenses(c) 1.68% 1.62% 1.93% 2.29% 2.62%
Supplemental Data:
Net Assets at end of period (000's) $9,267 $14,468 $15,197 $1,976 $626
Portfolio Turnover(e) 88% 87% 61% 89% 119%(f)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

35
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Class I
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $8.44 $9.37 $9.57 $9.83 $9.55
Investment Activities:
Net investment income (loss)(a) 0.36 0.38 0.42 0.33 0.31
Net realized and unrealized gains (losses) 0.04 (0.26) (0.29) (0.08) 0.23
Total from Investment Activities 0.40 0.12 0.13 0.25 0.54
Distributions to Shareholders from:
Net investment income (0.37) (0.39) (0.33) (0.26) (0.26)
Net realized gains — (0.66) — (0.25) —
Total Distributions (0.37) (1.05) (0.33) (0.51) (0.26)
Net Asset Value, End of Period $8.47 $8.44 $9.37 $9.57 $9.83
Total Return(b) 4.74% 1.68% 1.32% 2.62% 5.79%
Ratios to Average Net Assets:
Net Expenses(c) 0.40% 0.40% 0.43%(d) 0.44%(d) 0.40%
Net Investment Income (Loss) 4.17% 4.31% 4.40% 3.37% 3.23%
Gross Expenses(c) 0.58% 0.59% 0.62% 0.75% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $2,870,040 $2,750,882 $4,777,720 $1,007,909 $174,719
Portfolio Turnover(e) 88% 87% 61% 89% 119%(f)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Market Neutral Income Fund
Member Class
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $8.38 $9.31 $9.51 $9.62
Investment Activities:
Net investment income (loss)(b) 0.34 0.38 0.41 0.25
Net realized and unrealized gains (losses) 0.03 (0.27) (0.29) 0.04
Total from Investment Activities 0.37 0.11 0.12 0.29
Distributions to Shareholders from:
Net investment income (0.35) (0.38) (0.32) (0.15)
Net realized gains — (0.66) — (0.25)
Total Distributions (0.35) (1.04) (0.32) (0.40)
Net Asset Value, End of Period $8.40 $8.38 $9.31 $9.51
Total Return(c)(d) 4.50% 1.55% 1.20% 3.05%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55% 0.58%(g) 0.60%
Net Investment Income (Loss)(e) 4.00% 4.32% 4.34% 3.94%
Gross Expenses(e)(f) 0.73% 0.80% 1.08% 5.38%
Supplemental Data:
Net Assets at end of period (000's) $13,073 $14,384 $13,910 $2,518
Portfolio Turnover(c)(h) 88% 87% 61% 89%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2024
Victory Portfolios II
37
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund US 500 Enhanced Volatility Wtd Index Fund A, C, and I
Victory Market Neutral Income Fund Market Neutral Income Fund A, C, I, and Member Class

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
38
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
l
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes,
Level 1 Level 2 Level 3 Total
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks ............................ $ 29,639,230 $ — $ — $ 29,639,230
Investment Companies ....................... 130,286 — — 130,286
Collateral for Securities Loaned ................ 156,828 — — 156,828
Total .................................... $ 29,926,344 $ — $ — $ 29,926,344
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (954) — — (954)
Total .................................... $ (954) $ — $ — $ (954)
Market Neutral Income Fund
Common Stocks ............................ 1,525,665,481 1,122,179,701 481,499 2,648,326,681
Collateral for Securities Loaned ................ 3,900,248 — — 3,900,248
Total .................................... $ 1,529,565,729 $ 1,122,179,701 $ 481,499 $ 2,652,226,929
Other Financial Investments:*
Assets:
Futures Contracts ........................... 6,563,507 — — 6,563,507
Liabilities:
Futures Contracts ........................... (19,512,334) — — (19,512,334)
Total .................................... $ (12,948,827) $ — $ — $ (12,948,827)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
39
and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2024, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2024:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 6,563,507 (19,513,288)
US 500 Enhanced Volatility Wtd Index Fund .................................................. $ – $ 954
Market Neutral Income Fund ............................................................. 6,563,507 19,512,334
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (178128682.00) 4310708.00
US 500 Enhanced Volatility Wtd Index Fund .............................................. $ 28,836 $ (7,911)
Market Neutral Income Fund ......................................................... (178,157,518) 4,318,619

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
40
of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2024:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US 500 Enhanced Volatility Wtd Index Fund ............................. $ 151,069 $ — $ 156,828
Market Neutral Income Fund ........................................ 3,730,212 — 3,900,248

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
41
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2024, were as follows:
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
* Rounds to less than 0.05%.
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Excluding U.S. Government Securities
Purchases Sales
US 500 Enhanced Volatility Wtd Index Fund ............................................... $ 63,058,209 $ 44,933,885
Market Neutral Income Fund .......................................................... 2,308,847,193 2,450,771,320
Market Neutral Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Strategic Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . —*
Rate
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.70%
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
42
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Funds in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Funds for the amount of the excess. For the year ended June 30, 2024, the Distributor reimbursed the following to the Funds:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2024, the
Distributor received the following from commissions earned in connection with sales of Class A:
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
US 500 Enhanced Volatility Wtd Index Fund ................................................................. $ 1,000
Market Neutral Income Fund ............................................................................ 2,750

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
43
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
For the year ended June 30, 2024, the following recoupment amounts were paid to the Adviser:
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Amount
US 500 Enhanced Volatility Wtd Index Fund ................................................................. $ 152
Market Neutral Income Fund ............................................................................ 8,665
In effect until October 31, 2024
Class A Class C Class I Member Class
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . 0.99% 1.74% 0.74% N/A
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 1.50% 0.40% 0.55%
Amount
Market Neutral Income Fund ............................................................................ $ 3,306
Expires
2025
Expires
2026
Expires
2027 Total
US 500 Enhanced Volatility Wtd Index Fund ................................. $ 182,939 $ 165,662 $ 145,870 $ 494,471
Market Neutral Income Fund ............................................ 4,525,747 7,053,744 5,112,700 16,692,191

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
44
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Investment Style Risk —  Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Funds' performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
* Based on the number of days borrowings were outstanding for the year ended June 30, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Market Neutral Income Fund ................................ $ — $ 12,900,000 6.46% $ 12,900,000

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
45
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the year ended June 30, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2024, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of June 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and derivatives.
Borrower or
Lender
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Market Neutral Income Fund ....................... Borrower $ — $ 12,105,400 5.86% $ 15,183,000
Declared Paid
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Year Ended June 30, 2024
Distributions
Paid From:
Ordinary
Income
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
US 500 Enhanced Volatility Wtd Index Fund ............................. $ 342,169 $ 342,169 $ 14,573 $ 356,742
Market Neutral Income Fund ........................................ 126,064,367 126,064,367 — 126,064,367
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
US 500 Enhanced Volatility Wtd Index Fund .......................................... $ 1,333,689 $ 12,335,440 $ 13,669,129
Market Neutral Income Fund ..................................................... 310,689,811 117,008,333 427,698,144
Undistributed
Ordinary
Income
Accumulated
Earnings (Loss)
Other
Earnings
(Loss)
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
US 500 Enhanced Volatility Wtd Index Fund . $ — $ — $ — $ (4,130,595) $ 4,399,290 $ 268,695
Market Neutral Income Fund ............ 11,703,804 11,703,804 (2,386,976) (636,604,236) 62,013,479 (565,273,929)

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
46
As of June 30, 2024, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended June 30, 2024, the following Funds utilized capital loss carryforwards:
As of June 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
Short-Term
Amount
Long-Term
Amount Total
US 500 Enhanced Volatility Wtd Index Fund .................................. $ (4,130,595) $ — $ (4,130,595)
Market Neutral Income Fund ............................................. (370,514,346) (266,089,890) (636,604,236)
Amount
US 500 Enhanced Volatility Wtd Index Fund ................................................................. $ (1,001,282)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US 500 Enhanced Volatility Wtd Index Fund ............. $ 25,527,054 $ 6,322,919 $ (1,923,629) $ 4,399,290
Market Neutral Income Fund ........................ 2,590,213,450 270,743,503 (208,730,024) 62,013,479

47
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Victory US 500 Enhanced
Volatility Wtd Index Fund and Victory Market Neutral Income Fund (the “Funds”), each a series of Victory Portfolios II, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June
30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2024

Supplemental Information
June 30, 2024
Victory Portfolios II
48
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Portfolios II
49
(Unaudited)
Supplemental Information — continued
June 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
Percent
US 500 Enhanced Volatility Wtd Index Fund ............................................................... 97%
Market Neutral Income Fund .......................................................................... 40%

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-COMPASS-AR (6/24)

June 30, 2024
Annual Report: Full Financials
VictoryShares US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF
VictoryShares THB Mid Cap ETF (Formerly VictoryShares THB Mid Cap ESG ETF)
VictoryShares Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF
3
VictoryShares US Small Cap Volatility Wtd ETF
12
VictoryShares International Volatility Wtd ETF
21
VictoryShares US Large Cap High Div Volatility Wtd ETF
37
VictoryShares US Small Cap High Div Volatility Wtd ETF
40
VictoryShares International High Div Volatility Wtd ETF
43
VictoryShares Dividend Accelerator ETF
49
VictoryShares US Multi-Factor Minimum Volatility ETF
52
VictoryShares US 500 Enhanced Volatility Wtd ETF
54
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
63
VictoryShares US Discovery Enhanced Volatility Wtd ETF
66
VictoryShares Developed Enhanced Volatility Wtd ETF
76
VictoryShares Nasdaq Next 50 ETF
92
VictoryShares THB Mid Cap ETF
94
VictoryShares Free Cash Flow ETF
96
VictoryShares Small Cap Free Cash Flow ETF
98
Financial Statements
Statements of Assets and Liabilities
102
Statements of Operations
108
Statements of Changes in Net Assets
114
Financial Highlights
120
Notes to Financial Statements 136
Report of Independent Registered Public Accounting Firm 153
Supplemental Information (Unaudited)
Proxy Voting and Portfolio Holdings Information
155
Additional Federal Income Tax Information
156

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.5%):
Alphabet, Inc. , Class A ................................................... 6,432 $ 1,171,589
AT&T, Inc. ........................................................... 55,270 1,056,210
Charter Communications, Inc. , Class A (a) ..................................... 2,251 672,959
Comcast Corp. , Class A .................................................. 25,565 1,001,125
Electronic Arts, Inc. ..................................................... 9,143 1,273,894
Endeavor Group Holdings, Inc. , Class A ....................................... 22,894 618,825
Fox Corp. , Class A ...................................................... 34,436 1,183,565
Liberty Media Corp.-Liberty Formula One (a) ................................... 11,995 861,721
Live Nation Entertainment, Inc. (a) ........................................... 9,520 892,405
Meta Platforms, Inc. , Class A .............................................. 1,354 682,714
Netflix, Inc. (a) ......................................................... 1,102 743,718
News Corp. , Class A ..................................................... 39,822 1,097,892
Omnicom Group, Inc. .................................................... 11,957 1,072,543
The Interpublic Group of Cos., Inc. .......................................... 27,171 790,404
The Trade Desk, Inc. , Class A (a) ............................................ 5,758 562,384
The Walt Disney Co. .................................................... 8,051 799,384
T-Mobile US, Inc. ...................................................... 10,327 1,819,411
Verizon Communications, Inc. .............................................. 23,561 971,656
Warner Music Group Corp. , Class A ......................................... 26,344 807,443
18,079,842
Consumer Discretionary (9.4%):
Airbnb, Inc. , Class A (a) .................................................. 4,375 663,381
Amazon.com, Inc. (a) .................................................... 4,624 893,588
Aptiv PLC (a) .......................................................... 9,241 650,751
AutoZone, Inc. (a) ....................................................... 366 1,084,861
Best Buy Co., Inc. ...................................................... 11,418 962,423
Booking Holdings, Inc. ................................................... 253 1,002,260
Burlington Stores, Inc. (a) ................................................. 2,750 660,000
CarMax Auto Owner Trust (a) .............................................. 7,833 574,472
Carvana Co. (a) ......................................................... 2,764 355,782
Chipotle Mexican Grill, Inc. (a) ............................................. 19,550 1,224,808
Coupang, Inc. (a) ....................................................... 35,262 738,739
D.R. Horton, Inc. ....................................................... 5,339 752,425
Darden Restaurants, Inc. .................................................. 8,193 1,239,765
Deckers Outdoor Corp. (a) ................................................. 731 707,571
Dick's Sporting Goods, Inc. ................................................ 3,399 730,275
Domino's Pizza, Inc. ..................................................... 1,993 1,029,046
eBay, Inc. ............................................................ 18,212 978,349
Expedia Group, Inc. (a) ................................................... 3,796 478,258
Five Below, Inc. (a) ...................................................... 4,087 445,360
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 5,490 545,761
Ford Motor Co. ........................................................ 59,782 749,666
Garmin Ltd. ........................................................... 8,016 1,305,967
General Motors Co. ..................................................... 19,543 907,968
Genuine Parts Co. ...................................................... 6,746 933,107
Hilton Worldwide Holdings, Inc. ............................................ 6,174 1,347,167
Hyatt Hotels Corp. , Class A ................................................ 5,198 789,680
Las Vegas Sands Corp. ................................................... 15,997 707,867
Lennar Corp. , Class A .................................................... 5,277 790,864
LKQ Corp. ........................................................... 22,938 953,991
Lowe's Cos., Inc. ....................................................... 4,686 1,033,076
Marriott International, Inc. , Class A .......................................... 4,471 1,080,954
McDonald's Corp. ...................................................... 5,789 1,475,269
MGM Resorts International (a) .............................................. 17,234 765,879
NIKE, Inc. , Class B ..................................................... 8,463 637,856
NVR, Inc. (a) .......................................................... 128 971,336
O'Reilly Automotive, Inc. (a) ............................................... 1,114 1,176,451
Pool Corp. ............................................................ 2,089 642,012
PulteGroup, Inc. ........................................................ 7,244 797,564
Ralph Lauren Corp. ..................................................... 4,277 748,732
Ross Stores, Inc. ....................................................... 8,277 1,202,814

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
4
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Royal Caribbean Cruises Ltd. (a) ............................................ 5,994 $ 955,623
Service Corp. International ................................................ 12,555 893,037
Starbucks Corp. ........................................................ 12,271 955,297
Tapestry, Inc. .......................................................... 15,116 646,814
Tesla, Inc. (a) .......................................................... 2,521 498,855
The Home Depot, Inc. ................................................... 3,541 1,218,954
The TJX Cos., Inc. ...................................................... 16,003 1,761,930
Toll Brothers, Inc. ...................................................... 6,358 732,314
TopBuild Corp. (a) ...................................................... 1,624 625,678
Tractor Supply Co. ...................................................... 4,192 1,131,840
Ulta Beauty, Inc. (a) ..................................................... 1,753 676,430
Williams-Sonoma, Inc. ................................................... 2,821 796,566
Wynn Resorts Ltd. ...................................................... 7,993 715,374
Yum! Brands, Inc. ...................................................... 11,306 1,497,593
47,842,400
Consumer Staples (8.9%):
Altria Group, Inc. ....................................................... 32,079 1,461,198
Archer-Daniels-Midland Co. ............................................... 12,710 768,320
Brown-Forman Corp. , Class B ............................................. 15,670 676,787
Campbell Soup Co. ..................................................... 26,638 1,203,771
Casey's General Stores, Inc. ............................................... 3,617 1,380,103
Celsius Holdings, Inc. (a) .................................................. 5,148 293,899
Church & Dwight Co., Inc. ................................................ 13,396 1,388,897
Colgate-Palmolive Co. ................................................... 19,095 1,852,979
Conagra Brands, Inc. .................................................... 42,033 1,194,578
Constellation Brands, Inc. , Class A .......................................... 5,521 1,420,443
Costco Wholesale Corp. .................................................. 2,025 1,721,230
Coty, Inc. , Class A (a) .................................................... 56,112 562,242
Dollar General Corp. .................................................... 4,920 650,572
Dollar Tree, Inc. (a) ...................................................... 5,842 623,750
elf Beauty, Inc. (a) ....................................................... 2,270 478,334
General Mills, Inc. ...................................................... 20,504 1,297,083
Hormel Foods Corp. ..................................................... 23,856 727,369
Kellanova ............................................................ 22,802 1,315,219
Keurig Dr Pepper, Inc. ................................................... 42,596 1,422,706
Kimberly-Clark Corp. .................................................... 13,025 1,800,055
Lamb Weston Holdings, Inc. ............................................... 9,069 762,522
McCormick & Co., Inc. .................................................. 14,887 1,056,084
Molson Coors Beverage Co. , Class B ......................................... 19,819 1,007,400
Mondelez International, Inc. , Class A ......................................... 19,091 1,249,315
Monster Beverage Corp. (a) ................................................ 18,339 916,033
PepsiCo, Inc. .......................................................... 9,108 1,502,182
Performance Food Group Co. (a) ............................................ 13,686 904,782
Philip Morris International, Inc. ............................................. 17,189 1,741,761
Sysco Corp. ........................................................... 16,975 1,211,845
Target Corp. .......................................................... 5,109 756,336
The Clorox Co. ........................................................ 6,513 888,829
The Coca-Cola Co. ...................................................... 29,872 1,901,353
The Estee Lauder Cos., Inc. ............................................... 3,728 396,659
The Hershey Co. ....................................................... 6,760 1,242,691
The Kraft Heinz Co. ..................................................... 37,021 1,192,817
The Kroger Co. ........................................................ 27,035 1,349,858
The Procter & Gamble Co. ................................................ 10,444 1,722,425
U.S. Foods Holding Corp. (a) ............................................... 23,793 1,260,553
Walgreens Boots Alliance, Inc. ............................................. 29,605 358,073
Walmart, Inc. .......................................................... 25,139 1,702,162
45,363,215
Energy (5.4%):
Baker Hughes Co. ...................................................... 36,239 1,274,526
Cheniere Energy, Inc. .................................................... 7,292 1,274,860
Chesapeake Energy Corp. (b) ............................................... 11,235 923,405
Chevron Corp. ......................................................... 7,551 1,181,127

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
ConocoPhillips Co. ..................................................... 9,304 $ 1,064,192
Coterra Energy, Inc. ..................................................... 39,182 1,044,984
Devon Energy Corp. ..................................................... 19,716 934,538
Diamondback Energy, Inc. ................................................ 5,418 1,084,629
EOG Resources, Inc. .................................................... 8,343 1,050,133
EQT Corp. ............................................................ 20,411 754,799
Exxon Mobil Corp. ..................................................... 10,551 1,214,631
Halliburton Co. ........................................................ 24,612 831,393
HF Sinclair Corp. ....................................................... 14,975 798,766
Kinder Morgan, Inc. ..................................................... 83,168 1,652,548
Marathon Oil Corp. ..................................................... 34,259 982,206
Marathon Petroleum Corp. ................................................ 5,645 979,295
Occidental Petroleum Corp. ............................................... 16,516 1,041,003
ONEOK, Inc. .......................................................... 15,966 1,302,027
Ovintiv, Inc. .......................................................... 15,577 730,094
Permian Resources Corp. ................................................. 46,891 757,290
Phillips 66 ............................................................ 7,360 1,039,011
Schlumberger NV ...................................................... 17,634 831,972
Targa Resources Corp. ................................................... 10,888 1,402,157
Texas Pacific Land Corp. (b) ............................................... 1,336 980,985
The Williams Cos., Inc. .................................................. 39,037 1,659,073
Valero Energy Corp. ..................................................... 6,338 993,545
27,783,189
Financials (17.6%):
Aflac, Inc. ............................................................ 14,943 1,334,559
Ally Financial, Inc. ...................................................... 17,762 704,619
American Express Co. ................................................... 5,251 1,215,869
American Financial Group, Inc. ............................................. 9,192 1,130,800
American International Group, Inc. .......................................... 19,261 1,429,937
Ameriprise Financial, Inc. ................................................. 3,300 1,409,727
Aon PLC , Class A ...................................................... 3,815 1,120,008
Apollo Global Management, Inc. ............................................ 8,506 1,004,303
Arch Capital Group Ltd. (a) ................................................ 11,989 1,209,570
Ares Management Corp. , Class A ........................................... 7,127 949,887
Arthur J. Gallagher & Co. ................................................. 5,510 1,428,798
Bank of America Corp. ................................................... 28,973 1,152,256
Berkshire Hathaway, Inc. , Class B (a) ......................................... 4,624 1,881,043
BlackRock, Inc. ........................................................ 1,502 1,182,555
Blackstone, Inc. ........................................................ 6,159 762,484
Block, Inc. (a) .......................................................... 5,848 377,137
Brown & Brown, Inc. .................................................... 14,997 1,340,882
Capital One Financial Corp. ............................................... 6,791 940,214
Cboe Global Markets, Inc. ................................................ 7,132 1,212,868
Chubb Ltd. ........................................................... 5,469 1,395,033
Cincinnati Financial Corp. ................................................ 10,678 1,261,072
Citigroup, Inc. ......................................................... 20,140 1,278,084
Citizens Financial Group, Inc. .............................................. 21,096 760,089
CME Group, Inc. ....................................................... 6,472 1,272,395
Coinbase Global, Inc. , Class A (a) ........................................... 1,580 351,123
Corebridge Financial, Inc. ................................................. 39,521 1,150,851
Equitable Holdings, Inc. .................................................. 27,919 1,140,770
Erie Indemnity Co. , Class A ............................................... 1,868 676,963
Everest Group Ltd. ...................................................... 2,700 1,028,754
FactSet Research Systems, Inc. ............................................. 2,858 1,166,836
Fidelity National Financial, Inc. ............................................ 21,637 1,069,301
Fifth Third Bancorp ..................................................... 22,123 807,268
First Citizens Bancshares, Inc. , Class A ....................................... 540 909,149
Fiserv, Inc. (a) .......................................................... 10,191 1,518,867
Franklin Resources, Inc. .................................................. 30,930 691,285
Global Payments, Inc. .................................................... 7,025 679,317
Globe Life, Inc. ........................................................ 13,088 1,076,881
Huntington Bancshares, Inc. ............................................... 64,862 854,881
Interactive Brokers Group, Inc. ............................................. 9,170 1,124,242

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Intercontinental Exchange, Inc. ............................................. 10,548 $ 1,443,916
Jack Henry & Associates, Inc. .............................................. 7,000 1,162,140
JPMorgan Chase & Co. .................................................. 8,754 1,770,584
KeyCorp ............................................................. 41,018 582,866
Kinsale Capital Group, Inc. ................................................ 1,213 467,345
KKR & Co., Inc. ....................................................... 8,653 910,642
Loews Corp. .......................................................... 23,952 1,790,172
LPL Financial Holdings, Inc. ............................................... 3,492 975,316
M&T Bank Corp. ....................................................... 5,721 865,931
Markel Group, Inc. (a) .................................................... 705 1,110,840
Marsh & McLennan Cos., Inc. ............................................. 7,983 1,682,178
Mastercard, Inc. , Class A ................................................. 3,249 1,433,329
MetLife, Inc. .......................................................... 16,980 1,191,826
Moody's Corp. ......................................................... 3,074 1,293,939
Morgan Stanley ........................................................ 11,625 1,129,834
Morningstar, Inc. ....................................................... 2,896 856,782
MSCI, Inc. ........................................................... 1,707 822,347
Nasdaq, Inc. .......................................................... 22,343 1,346,389
Northern Trust Corp. .................................................... 9,875 829,302
PayPal Holdings, Inc. (a) .................................................. 10,415 604,382
Principal Financial Group, Inc. ............................................. 14,696 1,152,901
Prudential Financial, Inc. ................................................. 11,310 1,325,419
Raymond James Financial, Inc. ............................................. 9,077 1,122,008
Regions Financial Corp. .................................................. 39,542 792,422
Reinsurance Group of America, Inc. ......................................... 7,282 1,494,776
RenaissanceRe Holdings Ltd. .............................................. 3,833 856,714
Ryan Specialty Holdings, Inc. .............................................. 21,632 1,252,709
S&P Global, Inc. ....................................................... 2,695 1,201,970
State Street Corp. ....................................................... 13,052 965,848
Synchrony Financial ..................................................... 21,642 1,021,286
T. Rowe Price Group, Inc. ................................................. 8,121 936,432
The Bank of New York Mellon Corp. ......................................... 21,736 1,301,769
The Charles Schwab Corp. ................................................ 11,539 850,309
The Goldman Sachs Group, Inc. ............................................ 2,883 1,304,039
The Hartford Financial Services Group, Inc. .................................... 15,346 1,542,887
The PNC Financial Services Group, Inc. ...................................... 6,241 970,351
The Progressive Corp. ................................................... 4,496 933,864
The Travelers Cos., Inc. .................................................. 6,244 1,269,655
Tradeweb Markets, Inc. , Class A ............................................ 9,832 1,042,192
U.S. Bancorp .......................................................... 17,653 700,824
Visa, Inc. , Class A ...................................................... 6,143 1,612,353
W.R. Berkley Corp. ..................................................... 14,319 1,125,187
Wells Fargo & Co. ...................................................... 18,379 1,091,529
90,138,181
Health Care (11.9%):
Abbott Laboratories ..................................................... 11,251 1,169,091
AbbVie, Inc. .......................................................... 8,119 1,392,571
Agilent Technologies, Inc. ................................................. 6,709 869,688
Align Technology, Inc. (a) ................................................. 1,603 387,012
Amgen, Inc. ........................................................... 3,928 1,227,304
Avantor, Inc. (a) ........................................................ 31,618 670,302
Becton Dickinson & Co. .................................................. 5,043 1,178,600
Biogen, Inc. (a) ......................................................... 4,849 1,124,095
BioMarin Pharmaceutical, Inc. (a) ........................................... 10,028 825,605
Bio-Techne Corp. ....................................................... 10,289 737,207
Boston Scientific Corp. (a) ................................................. 18,197 1,401,351
Bristol-Myers Squibb Co. ................................................. 23,788 987,916
Bruker Corp. .......................................................... 8,603 548,957
Cardinal Health, Inc. .................................................... 10,523 1,034,621
Cencora, Inc. .......................................................... 6,584 1,483,375
Centene Corp. (a) ....................................................... 12,460 826,098
Charles River Laboratories International, Inc. (a) ................................. 2,907 600,528
CVS Health Corp. ...................................................... 12,600 744,156

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Danaher Corp. ......................................................... 4,173 $ 1,042,624
DaVita, Inc. (a) ......................................................... 5,177 717,377
Dexcom, Inc. (a) ........................................................ 5,286 599,327
Edwards Lifesciences Corp. (a) ............................................. 9,674 893,587
Elevance Health, Inc. .................................................... 2,281 1,235,983
Eli Lilly & Co. ......................................................... 1,037 938,879
GE HealthCare Technologies, Inc. ........................................... 9,548 743,980
Gilead Sciences, Inc. .................................................... 14,526 996,629
HCA Healthcare, Inc. .................................................... 3,512 1,128,335
Hologic, Inc. (a) ........................................................ 17,059 1,266,631
Humana, Inc. .......................................................... 2,129 795,501
IDEXX Laboratories, Inc. (a) ............................................... 1,396 680,131
Incyte Corp. (a) ......................................................... 16,353 991,319
Insulet Corp. (a) ........................................................ 3,294 664,729
Intuitive Surgical, Inc. (a) ................................................. 2,223 988,902
IQVIA Holdings, Inc. (a) .................................................. 3,446 728,622
Johnson & Johnson ..................................................... 9,508 1,389,689
Labcorp Holdings, Inc. ................................................... 6,564 1,335,840
McKesson Corp. ....................................................... 2,424 1,415,713
Medpace Holdings, Inc. (a) ................................................ 1,547 637,132
Medtronic PLC ........................................................ 15,550 1,223,941
Merck & Co., Inc. ...................................................... 11,011 1,363,162
Mettler-Toledo International, Inc. (a) ......................................... 722 1,009,060
Molina Healthcare, Inc. (a) ................................................ 2,481 737,601
Neurocrine Biosciences, Inc. (a) ............................................. 7,536 1,037,481
Pfizer, Inc. ............................................................ 37,955 1,061,981
Quest Diagnostics, Inc. ................................................... 10,481 1,434,639
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,196 1,257,032
Repligen Corp. (a) ....................................................... 2,697 339,984
ResMed, Inc. .......................................................... 3,817 730,650
Revvity, Inc. .......................................................... 6,589 690,923
STERIS PLC .......................................................... 5,224 1,146,877
Stryker Corp. .......................................................... 3,174 1,079,953
The Cigna Group ....................................................... 2,290 757,005
The Cooper Cos., Inc. (a) .................................................. 12,006 1,048,124
Thermo Fisher Scientific, Inc. .............................................. 1,918 1,060,654
United Therapeutics Corp. (a) .............................................. 4,464 1,422,007
UnitedHealth Group, Inc. ................................................. 2,328 1,185,557
Veeva Systems, Inc. , Class A (a) ............................................. 3,418 625,528
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,302 1,078,993
Viatris, Inc. ........................................................... 70,203 746,258
Waters Corp. (a) ........................................................ 2,471 716,887
West Pharmaceutical Services, Inc. .......................................... 2,159 711,153
Zimmer Biomet Holdings, Inc. ............................................. 8,880 963,746
Zoetis, Inc. ........................................................... 4,831 837,502
60,666,105
Industrials (17.7%):
A.O. Smith Corp. ....................................................... 13,681 1,118,832
Advanced Drainage Systems, Inc. ........................................... 4,407 706,839
AECOM ............................................................. 13,417 1,182,574
Allegion PLC ......................................................... 7,701 909,873
AMETEK, Inc. ........................................................ 8,642 1,440,708
Automatic Data Processing, Inc. ............................................ 4,935 1,177,935
Axon Enterprise, Inc. (a) .................................................. 2,231 656,449
Booz Allen Hamilton Holding Corp. ......................................... 6,385 982,651
Broadridge Financial Solutions, Inc. ......................................... 6,841 1,347,677
Builders FirstSource, Inc. (a) ............................................... 2,920 404,157
Carlisle Cos., Inc. ....................................................... 2,480 1,004,921
Carrier Global Corp. ..................................................... 15,844 999,439
Caterpillar, Inc. ........................................................ 2,758 918,690
Cintas Corp. .......................................................... 2,212 1,548,975
Comfort Systems USA, Inc. ............................................... 2,226 676,971
Copart, Inc. (a) ......................................................... 21,651 1,172,618

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
CSX Corp. ............................................................ 36,476 $ 1,220,122
Cummins, Inc. ......................................................... 4,119 1,140,675
Dayforce, Inc. (a) ....................................................... 10,743 532,853
Deere & Co. .......................................................... 2,835 1,059,241
Delta Air Lines, Inc. ..................................................... 18,885 895,904
Dover Corp. ........................................................... 7,461 1,346,337
Eaton Corp. PLC ....................................................... 3,435 1,077,044
EMCOR Group, Inc. .................................................... 2,952 1,077,716
Emerson Electric Co. .................................................... 9,747 1,073,729
Equifax, Inc. .......................................................... 3,087 748,474
Expeditors International of Washington, Inc. .................................... 10,007 1,248,774
Fastenal Co. ........................................................... 16,684 1,048,423
FedEx Corp. .......................................................... 3,826 1,147,188
Fortive Corp. .......................................................... 13,429 995,089
GE Vernova, Inc. (a) ..................................................... 1,778 304,945
General Dynamics Corp. .................................................. 4,981 1,445,187
General Electric Co. ..................................................... 7,114 1,130,913
Graco, Inc. ........................................................... 12,441 986,322
HEICO Corp. .......................................................... 6,256 1,398,904
Honeywell International, Inc. .............................................. 7,343 1,568,024
Howmet Aerospace, Inc. .................................................. 16,941 1,315,130
Hubbell, Inc. .......................................................... 2,562 936,360
Huntington Ingalls Industries, Inc. ........................................... 3,916 964,628
IDEX Corp. ........................................................... 5,497 1,105,996
Illinois Tool Works, Inc. .................................................. 5,640 1,336,454
Ingersoll Rand, Inc. ..................................................... 12,847 1,167,021
J.B. Hunt Transport Services, Inc. ........................................... 4,596 735,360
Jacobs Solutions, Inc. .................................................... 7,749 1,082,613
Johnson Controls International PLC .......................................... 15,904 1,057,139
L3Harris Technologies, Inc. ............................................... 5,105 1,146,481
Leidos Holdings, Inc. .................................................... 9,585 1,398,260
Lennox International, Inc. ................................................. 1,941 1,038,396
Lincoln Electric Holdings, Inc. ............................................. 4,086 770,783
Lockheed Martin Corp. ................................................... 3,088 1,442,405
Masco Corp. .......................................................... 12,621 841,442
Nordson Corp. ......................................................... 4,922 1,141,609
Norfolk Southern Corp. .................................................. 4,116 883,664
Northrop Grumman Corp. ................................................. 2,307 1,005,737
Old Dominion Freight Line, Inc. ............................................ 3,768 665,429
Otis Worldwide Corp. .................................................... 16,453 1,583,766
Owens Corning ........................................................ 5,476 951,291
PACCAR, Inc. ......................................................... 11,202 1,153,134
Parker-Hannifin Corp. ................................................... 1,839 930,185
Paychex, Inc. .......................................................... 10,484 1,242,983
Quanta Services, Inc. .................................................... 3,317 842,817
Republic Services, Inc. ................................................... 9,847 1,913,666
Rockwell Automation, Inc. ................................................ 2,620 721,234
Rollins, Inc. ........................................................... 22,339 1,089,920
RTX Corp. ............................................................ 10,906 1,094,853
Saia, Inc. (a) ........................................................... 1,097 520,296
Snap-on, Inc. .......................................................... 4,122 1,077,450
Southwest Airlines Co. ................................................... 21,640 619,120
SS&C Technologies Holdings, Inc. .......................................... 18,612 1,166,414
Textron, Inc. .......................................................... 11,292 969,531
Trane Technologies PLC .................................................. 3,317 1,091,061
TransDigm Group, Inc. ................................................... 971 1,240,559
Uber Technologies, Inc. (a) ................................................ 8,520 619,234
U-Haul Holding Co. ..................................................... 12,691 761,714
Union Pacific Corp. ..................................................... 4,729 1,069,984
United Airlines Holdings, Inc. (a) ............................................ 14,935 726,737
United Parcel Service, Inc. , Class B .......................................... 7,095 970,951
United Rentals, Inc. ..................................................... 969 626,681
Veralto Corp. .......................................................... 8,165 779,513
Verisk Analytics, Inc. .................................................... 5,810 1,566,085

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Vertiv Holdings Co. , Class A ............................................... 6,745 $ 583,915
W.W. Grainger, Inc. ..................................................... 1,182 1,066,448
Waste Management, Inc. .................................................. 7,153 1,526,021
Watsco, Inc. ........................................................... 2,312 1,071,011
Westinghouse Air Brake Technologies Corp. .................................... 9,535 1,507,007
XPO, Inc. (a) .......................................................... 4,476 475,127
Xylem, Inc. ........................................................... 9,399 1,274,786
90,563,574
Information Technology (13.3%):
Accenture PLC , Class A .................................................. 3,510 1,064,969
Adobe, Inc. (a) ......................................................... 1,530 849,976
Advanced Micro Devices, Inc. (a) ............................................ 2,752 446,402
Akamai Technologies, Inc. (a) .............................................. 10,642 958,631
Amphenol Corp. , Class A ................................................. 26,126 1,760,109
Analog Devices, Inc. .................................................... 5,268 1,202,474
Apple, Inc. ........................................................... 7,242 1,525,310
Applied Materials, Inc. ................................................... 3,504 826,909
AppLovin Corp. , Class A (a) ............................................... 6,545 544,675
Arista Networks, Inc. (a) .................................................. 2,017 706,918
Autodesk, Inc. (a) ....................................................... 3,642 901,213
Bentley Systems, Inc. , Class B ............................................. 16,397 809,356
Broadcom, Inc. ........................................................ 587 942,446
Cadence Design Systems, Inc. (a) ............................................ 3,122 960,796
CDW Corp. ........................................................... 5,397 1,208,064
Cisco Systems, Inc. ..................................................... 25,668 1,219,487
Cognizant Technology Solutions Corp. , Class A ................................. 14,936 1,015,648
Corning, Inc. .......................................................... 34,552 1,342,345
Corpay, Inc. (a) ......................................................... 3,519 937,497
Datadog, Inc. , Class A (a) ................................................. 3,469 449,895
Dell Technologies, Inc. , Class C ............................................ 6,669 919,722
DocuSign, Inc. (a) ....................................................... 11,932 638,362
Dynatrace, Inc. (a) ...................................................... 15,702 702,507
Elastic NV (a) .......................................................... 2,898 330,111
Enphase Energy, Inc. (a) .................................................. 3,123 311,394
Entegris, Inc. .......................................................... 5,208 705,163
EPAM Systems, Inc. (a) ................................................... 2,401 451,652
F5, Inc. (a) ............................................................ 6,934 1,194,243
Fair Isaac Corp. (a) ...................................................... 725 1,079,278
First Solar, Inc. (a) ...................................................... 3,603 812,332
Fortinet, Inc. (a) ........................................................ 8,228 495,902
Gartner, Inc. (a) ........................................................ 2,037 914,735
Gen Digital, Inc. ....................................................... 37,484 936,350
GoDaddy, Inc. , Class A (a) ................................................. 8,132 1,136,122
Hewlett Packard Enterprise Co. ............................................. 55,729 1,179,783
HP, Inc. .............................................................. 38,496 1,348,130
Intel Corp. ............................................................ 15,010 464,860
International Business Machines Corp. ........................................ 6,735 1,164,818
Intuit, Inc. ............................................................ 1,619 1,064,023
Jabil, Inc. ............................................................ 4,264 463,881
Keysight Technologies, Inc. (a) ............................................. 5,685 777,424
KLA Corp. ........................................................... 1,113 917,680
Lam Research Corp. ..................................................... 779 829,518
Lattice Semiconductor Corp. (a) ............................................. 6,643 385,228
Manhattan Associates, Inc. (a) .............................................. 3,616 891,995
Microchip Technology, Inc. ................................................ 9,301 851,041
Microsoft Corp. ........................................................ 2,823 1,261,740
MicroStrategy, Inc. (a) (b) .................................................. 332 457,323
Monolithic Power Systems, Inc. ............................................ 783 643,375
Motorola Solutions, Inc. .................................................. 4,231 1,633,378
NetApp, Inc. .......................................................... 11,209 1,443,719
NVIDIA Corp. ......................................................... 7,450 920,373
NXP Semiconductors NV ................................................. 3,242 872,390
ON Semiconductor Corp. (a) ............................................... 6,714 460,245

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10
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Oracle Corp. .......................................................... 6,829 $ 964,255
Palantir Technologies, Inc. , Class A (a) ........................................ 13,744 348,136
Palo Alto Networks, Inc. (a) ................................................ 1,505 510,210
PTC, Inc. (a) ........................................................... 6,847 1,243,894
Pure Storage, Inc. , Class A (a) .............................................. 9,932 637,734
QUALCOMM, Inc. ..................................................... 5,326 1,060,833
Roper Technologies, Inc. .................................................. 3,035 1,710,708
Salesforce, Inc. ........................................................ 3,053 784,926
ServiceNow, Inc. (a) ..................................................... 1,222 961,311
Skyworks Solutions, Inc. ................................................. 8,562 912,538
Super Micro Computer, Inc. (a) ............................................. 298 244,166
Synopsys, Inc. (a) ....................................................... 1,561 928,889
TE Connectivity Ltd. .................................................... 8,192 1,232,323
Teledyne Technologies, Inc. (a) ............................................. 2,784 1,080,136
Teradyne, Inc. ......................................................... 7,285 1,080,293
Texas Instruments, Inc. ................................................... 6,202 1,206,475
Trimble, Inc. (a) ........................................................ 12,769 714,042
Tyler Technologies, Inc. (a) ................................................ 2,341 1,177,008
VeriSign, Inc. (a) ........................................................ 6,788 1,206,906
Workday, Inc. , Class A (a) ................................................. 2,857 638,711
Zebra Technologies Corp. (a) ............................................... 1,999 617,551
Zoom Video Communications, Inc. , Class A (a) .................................. 11,223 664,289
68,257,251
Materials (4.6%):
Air Products and Chemicals, Inc. ............................................ 3,407 879,176
Albemarle Corp. ....................................................... 3,718 355,143
Avery Dennison Corp. ................................................... 6,102 1,334,202
Ball Corp. ............................................................ 12,551 753,311
Celanese Corp. ......................................................... 5,964 804,484
CF Industries Holdings, Inc. ............................................... 10,772 798,421
Corteva, Inc. .......................................................... 13,636 735,526
Dow, Inc. ............................................................ 21,583 1,144,978
DuPont de Nemours, Inc. ................................................. 13,120 1,056,029
Ecolab, Inc. ........................................................... 5,510 1,311,380
Freeport-McMoRan, Inc. ................................................. 19,282 937,105
International Paper Co. ................................................... 28,626 1,235,212
Linde PLC ............................................................ 3,140 1,377,863
LyondellBasell Industries NV , Class A ........................................ 12,666 1,211,630
Martin Marietta Materials, Inc. ............................................. 1,872 1,014,250
Nucor Corp. ........................................................... 4,774 754,674
Packaging Corp. of America ............................................... 6,256 1,142,095
PPG Industries, Inc. ..................................................... 8,750 1,101,538
Reliance, Inc. .......................................................... 2,950 842,520
RPM International, Inc. .................................................. 8,624 928,632
Steel Dynamics, Inc. ..................................................... 6,104 790,468
The Sherwin-Williams Co. ................................................ 3,731 1,113,442
Vulcan Materials Co. .................................................... 4,234 1,052,911
Westlake Corp. ........................................................ 6,279 909,325
23,584,315
Real Estate (0.3%):
CBRE Group, Inc. , Class A (a) .............................................. 9,295 828,278
CoStar Group, Inc. (a) .................................................... 10,451 774,837
1,603,115
Utilities (6.9%):
Alliant Energy Corp. .................................................... 26,014 1,324,113
Ameren Corp. ......................................................... 15,741 1,119,342
American Electric Power Co., Inc. ........................................... 13,289 1,165,977
American Water Works Co., Inc. ............................................ 9,142 1,180,781
Atmos Energy Corp. ..................................................... 12,862 1,500,352
CenterPoint Energy, Inc. .................................................. 46,475 1,439,795
CMS Energy Corp. ...................................................... 21,664 1,289,658

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Consolidated Edison, Inc. ................................................. 15,447 $ 1,381,271
Constellation Energy Corp. ................................................ 4,129 826,915
Dominion Energy, Inc. ................................................... 19,924 976,276
DTE Energy Co. ....................................................... 11,349 1,259,852
Duke Energy Corp. ...................................................... 15,150 1,518,484
Edison International ..................................................... 16,588 1,191,184
Entergy Corp. ......................................................... 12,217 1,307,219
Evergy, Inc. ........................................................... 23,643 1,252,370
Exelon Corp. .......................................................... 30,278 1,047,922
FirstEnergy Corp. ....................................................... 33,573 1,284,839
NextEra Energy, Inc. .................................................... 14,673 1,038,995
NiSource, Inc. ......................................................... 43,992 1,267,410
PG&E Corp. .......................................................... 66,774 1,165,874
PPL Corp. ............................................................ 49,451 1,367,320
Public Service Enterprise Group, Inc. ......................................... 20,536 1,513,503
Sempra .............................................................. 18,430 1,401,786
The AES Corp. ........................................................ 43,297 760,728
The Southern Co. ....................................................... 19,370 1,502,531
Vistra Corp. ........................................................... 18,220 1,566,556
WEC Energy Group, Inc. ................................................. 15,456 1,212,678
Xcel Energy, Inc. ....................................................... 21,666 1,157,181
35,020,912
Total Common Stocks (Cost $399,298,713) 508,902,099
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 419,943 419,943
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 419,943 419,943
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 419,943 419,943
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 419,943 419,943
Total Collateral for Securities Loaned (Cost $1,679,772) 1,679,772
Total Investments (Cost $400,978,485) — 99.8% 510,581,871
Other assets in excess of liabilities — 0.2% 997,735
NET ASSETS - 100.00% $ 511,579,606
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 9 9/20/24 $ 2,480,763 $ 2,484,675 $ 3,912
Total unrealized appreciation $ 3,912
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 3,912

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
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See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (2.5%):
Cable One, Inc. ........................................................ 115 $ 40,710
Cargurus, Inc. (a) ....................................................... 2,334 61,151
Cinemark Holdings, Inc. (a) ................................................ 3,120 67,454
Cogent Communications Holdings, Inc. ....................................... 785 44,305
Frontier Communications Parent, Inc. (a) ...................................... 1,216 31,835
Integral Ad Science Holding Corp. (a) ......................................... 2,778 27,002
Madison Square Garden Entertainment Corp. (a) ................................. 1,353 46,313
Madison Square Garden Sports Corp. (a) ....................................... 367 69,044
Shutterstock, Inc. ....................................................... 815 31,541
Sphere Entertainment Co. (a) ............................................... 793 27,803
TEGNA, Inc. .......................................................... 5,703 79,500
TripAdvisor, Inc. (a) ..................................................... 1,633 29,084
United States Cellular Corp. (a) ............................................. 453 25,286
Warner Music Group Corp. , Class A ......................................... 2,102 64,426
Yelp, Inc. (a) ........................................................... 1,522 56,238
Ziff Davis, Inc. (a) ....................................................... 1,000 55,050
756,742
Consumer Discretionary (14.8%):
Abercrombie & Fitch Co. (a) ............................................... 340 60,466
Academy Sports & Outdoors, Inc. ........................................... 680 36,210
Acushnet Holdings Corp. ................................................. 1,001 63,544
Adient PLC (a) ......................................................... 1,678 41,463
Adtalem Global Education, Inc. (a) ........................................... 968 66,027
Advance Auto Parts, Inc. ................................................. 697 44,141
American Eagle Outfitters, Inc. ............................................. 2,150 42,914
Arhaus, Inc. ........................................................... 3,049 51,650
Asbury Automotive Group, Inc. (a) ........................................... 261 59,474
Atmus Filtration Technologies, Inc. (a) ........................................ 2,589 74,511
Bloomin' Brands, Inc. .................................................... 2,250 43,268
Boot Barn Holdings, Inc. (a) ............................................... 497 64,078
Bowlero Corp. , Class A (b) ................................................ 2,844 41,210
Brinker International, Inc. (a) ............................................... 1,173 84,914
Camping World Holdings, Inc. , Class A ....................................... 1,604 28,647
Carter's, Inc. .......................................................... 910 56,393
Carvana Co. (a) ......................................................... 220 28,318
Cavco Industries, Inc. (a) .................................................. 138 47,771
Century Communities, Inc. ................................................ 604 49,323
Chewy, Inc. , Class A (a) .................................................. 2,198 59,874
Columbia Sportswear Co. ................................................. 1,023 80,899
Cracker Barrel Old Country Store, Inc. (b) ..................................... 786 33,138
Dana, Inc. ............................................................ 4,322 52,383
Dave & Buster's Entertainment, Inc. (a) ....................................... 720 28,663
Dillard's, Inc. , Class A ................................................... 122 53,728
Dorman Products, Inc. (a) ................................................. 534 48,850
Dream Finders Homes, Inc. , Class A (a) ....................................... 770 19,881
Dutch Bros, Inc. , Class A (a) ............................................... 1,483 61,396
First Watch Restaurant Group, Inc. (a) ........................................ 2,500 43,900
Foot Locker, Inc. ....................................................... 935 23,300
Fox Factory Holding Corp. (a) .............................................. 684 32,962
Frontdoor, Inc. (a) ....................................................... 2,084 70,418
Gentherm, Inc. (a) ....................................................... 704 34,721
Graham Holdings Co. , Class B ............................................. 129 90,242
Grand Canyon Education, Inc. (a) ............................................ 561 78,490
Green Brick Partners, Inc. (a) ............................................... 856 48,997
Group 1 Automotive, Inc. ................................................. 220 65,402
H&R Block, Inc. ....................................................... 1,613 87,473
Helen of Troy Ltd. (a) .................................................... 389 36,076
Installed Building Products, Inc. ............................................ 214 44,016
Jack in the Box, Inc. ..................................................... 876 44,623
KB Home ............................................................ 840 58,951
Kontoor Brands, Inc. .................................................... 855 56,558

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
13
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Laureate Education, Inc. .................................................. 5,385 $ 80,452
La-Z-Boy, Inc. ......................................................... 1,615 60,207
LCI Industries ......................................................... 414 42,799
Leslie's, Inc. (a) ........................................................ 3,074 12,880
Levi Strauss & Co. , Class A ............................................... 3,367 64,916
LGI Homes, Inc. (a) ..................................................... 385 34,454
Life Time Group Holdings, Inc. (a) ........................................... 2,813 52,969
M/I Homes, Inc. (a) ...................................................... 411 50,200
Macy's, Inc. ........................................................... 2,277 43,718
Marriott Vacations Worldwide Corp. ......................................... 502 43,835
Mister Car Wash, Inc. (a) .................................................. 4,442 31,627
Modine Manufacturing Co. (a) .............................................. 465 46,588
Nordstrom, Inc. ........................................................ 2,101 44,583
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 794 77,947
Oxford Industries, Inc. ................................................... 628 62,894
Papa John's International, Inc. .............................................. 896 42,094
Patrick Industries, Inc. ................................................... 544 59,051
Phinia, Inc. ........................................................... 1,012 39,832
Red Rock Resorts, Inc. , Class A ............................................. 1,037 56,962
Revolve Group, Inc. (a) ................................................... 1,668 26,538
Shake Shack, Inc. , Class A (a) .............................................. 379 34,110
Signet Jewelers Ltd. ..................................................... 466 41,744
Skyline Champion Corp. (a) ................................................ 550 37,263
Sonic Automotive, Inc. , Class A ............................................ 886 48,260
Steven Madden Ltd. ..................................................... 1,690 71,487
Strategic Education, Inc. .................................................. 589 65,179
Stride, Inc. (a) .......................................................... 1,053 74,237
The Buckle, Inc. ........................................................ 1,472 54,376
The Cheesecake Factory, Inc. .............................................. 1,822 71,586
The Gap, Inc. .......................................................... 1,874 44,770
The ODP Corp. (a) ...................................................... 1,088 42,726
The Wendy's Co. ....................................................... 5,215 88,446
Topgolf Callaway Brands Corp. (a) ........................................... 2,836 43,391
Travel + Leisure Co. ..................................................... 1,271 57,170
Tri Pointe Homes, Inc. (a) ................................................. 1,524 56,769
Under Armour, Inc. , Class A (a) ............................................. 5,259 35,078
United Parks & Resorts, Inc. (a) ............................................. 1,085 58,926
Urban Outfitters, Inc. (a) .................................................. 1,220 50,081
Victoria's Secret & Co. (a) ................................................. 1,158 20,462
Visteon Corp. (a) ........................................................ 539 57,511
Wingstop, Inc. ......................................................... 170 71,852
Winnebago Industries, Inc. ................................................ 900 48,780
Worthington Enterprises, Inc. .............................................. 885 41,887
XPEL, Inc. (a) ......................................................... 803 28,555
YETI Holdings, Inc. (a) ................................................... 981 37,425
4,495,880
Consumer Staples (5.0%):
BellRing Brands, Inc. (a) .................................................. 1,307 74,682
Cal-Maine Foods, Inc. ................................................... 1,140 69,665
Central Garden & Pet Co. , Class A (a) ........................................ 1,638 54,103
Edgewell Personal Care Co. ............................................... 2,125 85,404
Energizer Holdings, Inc. .................................................. 2,172 64,161
Grocery Outlet Holding Corp. (a) ............................................ 2,861 63,285
Ingles Markets, Inc. , Class A ............................................... 1,324 90,840
Inter Parfums, Inc. ...................................................... 393 45,600
J & J Snack Foods Corp. .................................................. 576 93,525
MGP Ingredients, Inc. .................................................... 611 45,458
National Beverage Corp. .................................................. 1,412 72,351
Seaboard Corp. ........................................................ 30 94,822
Spectrum Brands Holdings, Inc. ............................................ 957 82,235
Sprouts Farmers Market, Inc. (a) ............................................ 1,124 94,034
The Andersons, Inc. ..................................................... 1,113 55,205
The Boston Beer Co., Inc. , Class A (a) ........................................ 162 49,418

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
14
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
The Chefs' Warehouse, Inc. (a) .............................................. 1,154 $ 45,133
The Simply Good Foods Co. (a) ............................................. 1,885 68,105
The Vita Coco Co., Inc. (a) ................................................ 1,445 40,243
TreeHouse Foods, Inc. (a) ................................................. 1,559 57,122
Vector Group Ltd. ...................................................... 5,091 53,812
WD-40 Co. ........................................................... 205 45,026
Weis Markets, Inc. ...................................................... 1,056 66,285
1,510,514
Energy (6.0%):
Archrock, Inc. ......................................................... 3,432 69,395
Atlas Energy Solutions, Inc. ............................................... 2,669 53,193
Cactus, Inc. , Class A ..................................................... 1,282 67,613
California Resources Corp. ................................................ 1,224 65,141
CNX Resources Corp. (a) ................................................. 3,579 86,970
Comstock Resources, Inc. ................................................. 5,143 53,384
CONSOL Energy, Inc. (a) ................................................. 524 53,464
Crescent Energy Co. , Class A .............................................. 4,135 49,000
CVR Energy, Inc. ....................................................... 1,742 46,633
Delek U.S. Holdings, Inc. ................................................. 2,168 53,680
Dorian LPG Ltd. ....................................................... 1,179 49,471
Equitrans Midstream Corp. ................................................ 5,700 73,986
Gulfport Energy Corp. (a) ................................................. 425 64,175
Helmerich & Payne, Inc. .................................................. 1,378 49,801
HighPeak Energy, Inc. (b) ................................................. 1,864 26,208
International Seaways, Inc. ................................................ 1,115 65,930
Kinetik Holdings, Inc. ................................................... 2,145 88,889
Kosmos Energy Ltd. (a) ................................................... 7,554 41,849
Liberty Energy, Inc. ..................................................... 2,426 50,679
Magnolia Oil & Gas Corp. , Class A .......................................... 3,008 76,223
Northern Oil & Gas, Inc. .................................................. 1,803 67,017
Oceaneering International, Inc. (a) ........................................... 2,298 54,371
Par Pacific Holdings, Inc. (a) ............................................... 1,626 41,056
Patterson-UTI Energy, Inc. ................................................ 3,835 39,730
Peabody Energy Corp. ................................................... 2,394 52,955
Permian Resources Corp. ................................................. 3,744 60,466
RPC, Inc. ............................................................ 6,887 43,044
SM Energy Co. ........................................................ 1,239 53,562
Talos Energy, Inc. (a) ..................................................... 3,892 47,288
Tidewater, Inc. (a) ....................................................... 637 60,649
Vital Energy, Inc. (a) ..................................................... 918 41,145
World Kinect Corp. ..................................................... 2,468 63,674
1,810,641
Financials (23.9%):
Affiliated Managers Group, Inc. ............................................ 466 72,803
Ameris Bancorp ........................................................ 1,295 65,203
Artisan Partners Asset Management, Inc. , Class A ................................ 1,531 63,184
Associated Banc-Corp. ................................................... 2,937 62,118
Assured Guaranty Ltd. ................................................... 922 71,132
Atlantic Union Bankshares Corp. ............................................ 1,768 58,079
Axis Capital Holdings Ltd. ................................................ 1,372 96,932
Axos Financial, Inc. (a) ................................................... 804 45,949
BancFirst Corp. ........................................................ 766 67,178
Bank of Hawaii Corp. .................................................... 801 45,825
Bank OZK ............................................................ 1,214 49,774
BankUnited, Inc. ....................................................... 1,696 49,642
Banner Corp. .......................................................... 1,409 69,943
BGC Group, Inc. , Class A ................................................. 7,509 62,325
Bread Financial Holdings, Inc. ............................................. 1,259 56,101
Cadence Bank ......................................................... 1,833 51,837
Cathay General Bancorp .................................................. 1,633 61,597
City Holding Co. ....................................................... 849 90,206
CNO Financial Group, Inc. ................................................ 3,233 89,619

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
15
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Cohen & Steers, Inc. .................................................... 812 $ 58,919
Columbia Banking System, Inc. ............................................ 2,324 46,224
Community Financial System, Inc. .......................................... 1,299 61,326
Customers Bancorp, Inc. (a) ................................................ 759 36,417
CVB Financial Corp. .................................................... 2,821 48,634
Donnelley Financial Solutions, Inc. (a) ........................................ 1,161 69,219
Eastern Bankshares, Inc. .................................................. 4,347 60,771
Enova International, Inc. (a) ................................................ 793 49,364
Enstar Group Ltd. (a) .................................................... 287 87,736
Enterprise Financial Services Corp. .......................................... 1,636 66,929
Euronet Worldwide, Inc. (a) ................................................ 490 50,715
EVERTEC, Inc. ........................................................ 2,071 68,861
FB Financial Corp. ...................................................... 1,494 58,311
Federal Agricultural Mortgage Corp. , Class C ................................... 439 79,380
Federated Hermes, Inc. ................................................... 2,369 77,893
First Bancorp .......................................................... 1,551 49,508
First Bancorp .......................................................... 4,117 75,300
First Financial Bancorp ................................................... 2,888 64,171
First Financial Bankshares, Inc. ............................................. 1,895 55,959
First Hawaiian, Inc. ..................................................... 3,044 63,193
First Interstate BancSystem, Inc. , Class A ...................................... 1,938 53,818
First Merchants Corp. .................................................... 1,958 65,182
FirstCash Holdings, Inc. .................................................. 750 78,660
FNB Corp. ............................................................ 5,627 76,977
Fulton Financial Corp. ................................................... 4,296 72,946
Genworth Financial, Inc. (a) ................................................ 10,217 61,711
Glacier Bancorp, Inc. .................................................... 1,236 46,128
Goosehead Insurance, Inc. , Class A (a) ........................................ 596 34,234
Hamilton Lane, Inc. , Class A ............................................... 673 83,169
Hancock Whitney Corp. .................................................. 1,362 65,144
Heartland Financial USA, Inc. .............................................. 1,620 72,009
Hilltop Holdings, Inc. .................................................... 2,223 69,535
Home Bancshares, Inc. ................................................... 3,151 75,498
Horace Mann Educators Corp. .............................................. 2,424 79,071
Houlihan Lokey, Inc. .................................................... 678 91,435
Independent Bank Corp. .................................................. 1,068 54,169
Independent Bank Group, Inc. .............................................. 1,174 53,441
International Bancshares Corp. ............................................. 1,451 83,012
Jackson Financial, Inc. , Class A ............................................. 1,034 76,785
Lakeland Financial Corp. ................................................. 881 54,199
Live Oak Bancshares, Inc. ................................................ 1,049 36,778
Merchants Bancorp ..................................................... 1,395 56,553
Mercury General Corp. ................................................... 999 53,087
MGIC Investment Corp. .................................................. 5,163 111,263
Mr. Cooper Group, Inc. (a) ................................................. 1,091 88,622
Navient Corp. ......................................................... 4,482 65,258
NBT Bancorp, Inc. ...................................................... 1,891 72,993
Nelnet, Inc. , Class A ..................................................... 1,192 120,225
NMI Holdings, Inc. (a) ................................................... 2,917 99,295
Northwest Bancshares, Inc. ................................................ 6,247 72,153
OFG Bancorp ......................................................... 1,900 71,155
Old National Bancorp .................................................... 4,050 69,620
Pacific Premier Bancorp, Inc. .............................................. 2,229 51,200
Palomar Holdings, Inc. (a) ................................................. 643 52,179
Park National Corp. ..................................................... 507 72,166
Payoneer Global, Inc. (a) .................................................. 8,867 49,123
PennyMac Financial Services, Inc. .......................................... 687 64,990
Piper Sandler Cos. ...................................................... 372 85,623
PJT Partners, Inc. , Class A ................................................ 691 74,566
Radian Group, Inc. ...................................................... 3,164 98,400
Renasant Corp. ........................................................ 1,834 56,010
Ryan Specialty Holdings, Inc. .............................................. 1,726 99,953
Seacoast Banking Corp. of Florida ........................................... 2,280 53,899
ServisFirst Bancshares, Inc. ............................................... 655 41,389

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
16
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Shift4 Payments, Inc. , Class A (a) ............................................ 530 $ 38,876
Simmons First National Corp. , Class A ....................................... 3,062 53,830
SiriusPoint Ltd. (a) ...................................................... 5,312 64,806
SLM Corp. ........................................................... 3,410 70,894
StepStone Group, Inc. , Class A ............................................. 1,946 89,302
Stewart Information Services Corp. .......................................... 1,044 64,812
StoneX Group, Inc. (a) ................................................... 994 74,858
Synovus Financial Corp. .................................................. 1,383 55,583
Texas Capital Bancshares, Inc. (a) ........................................... 1,035 63,280
The Bancorp, Inc. (a) ..................................................... 1,275 48,144
The Hanover Insurance Group, Inc. .......................................... 778 97,592
The Western Union Co. ................................................... 5,886 71,927
Towne Bank .......................................................... 2,479 67,602
Triumph Financial, Inc. (a) ................................................. 796 65,073
Trustmark Corp. ........................................................ 2,333 70,083
UMB Financial Corp. .................................................... 723 60,313
United Bankshares, Inc. .................................................. 1,828 59,300
United Community Banks, Inc. ............................................. 2,259 57,514
Victory Capital Holdings, Inc. , Class A (c) ..................................... 1,976 94,314
Virtu Financial, Inc. , Class A ............................................... 3,811 85,557
Virtus Investment Partners, Inc. ............................................. 296 66,852
WaFd, Inc. ............................................................ 2,078 59,389
Walker & Dunlop, Inc. ................................................... 551 54,108
WesBanco, Inc. ........................................................ 2,059 57,467
White Mountains Insurance Group Ltd. ....................................... 47 85,420
WSFS Financial Corp. ................................................... 1,290 60,630
7,259,426
Health Care (6.4%):
Addus HomeCare Corp. (a) ................................................ 769 89,289
Alkermes PLC (a) ....................................................... 1,625 39,163
AMN Healthcare Services, Inc. (a) ........................................... 766 39,242
Amneal Pharmaceuticals, Inc. (a) ............................................ 5,322 33,795
Amphastar Pharmaceuticals, Inc. (a) .......................................... 846 33,840
ANI Pharmaceuticals, Inc. (a) .............................................. 782 49,798
Astrana Health, Inc. (a) ................................................... 916 37,153
Catalyst Pharmaceuticals, Inc. (a) ............................................ 2,617 40,537
CONMED Corp. ....................................................... 692 47,969
Corcept Therapeutics, Inc. (a) .............................................. 1,335 43,374
CorVel Corp. (a) ........................................................ 282 71,704
Doximity, Inc. , Class A (a) ................................................. 1,410 39,438
Dynavax Technologies Corp. (a) ............................................. 5,142 57,745
Fortrea Holdings, Inc. (a) .................................................. 1,165 27,191
Globus Medical, Inc. (a) .................................................. 1,316 90,133
Haemonetics Corp. (a) .................................................... 961 79,504
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,007 30,381
Integer Holdings Corp. (a) ................................................. 571 66,116
Integra LifeSciences Holdings Corp. (a) ....................................... 1,626 47,382
Kiniksa Pharmaceuticals International PLC (a) .................................. 1,621 30,264
Krystal Biotech, Inc. (a) ................................................... 179 32,872
LeMaitre Vascular, Inc. ................................................... 706 58,090
Ligand Pharmaceuticals, Inc. (a) ............................................. 631 53,168
Merit Medical Systems, Inc. (a) ............................................. 782 67,213
National HealthCare Corp. ................................................ 739 80,108
Neogen Corp. (a) ....................................................... 2,780 43,451
Pacira BioSciences, Inc. (a) ................................................ 1,806 51,670
Patterson Cos., Inc. ..................................................... 1,929 46,527
Premier, Inc. , Class A .................................................... 3,624 67,660
Privia Health Group, Inc. (a) ............................................... 1,759 30,571
Progyny, Inc. (a) ........................................................ 1,376 39,367
RadNet, Inc. (a) ........................................................ 1,354 79,778
Schrodinger, Inc. (a) ..................................................... 1,065 20,597
Select Medical Holdings Corp. ............................................. 2,208 77,412
STAAR Surgical Co. (a) .................................................. 1,113 52,990

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
TG Therapeutics, Inc. (a) .................................................. 1,112 $ 19,782
U.S. Physical Therapy, Inc. ................................................ 644 59,518
UFP Technologies, Inc. (a) ................................................. 218 57,524
1,932,316
Industrials (21.3%):
AAR Corp. (a) ......................................................... 1,039 75,535
ABM Industries, Inc. .................................................... 1,320 66,752
Air Lease Corp. ........................................................ 1,938 92,113
Alamo Group, Inc. ...................................................... 334 57,782
Albany International Corp. ................................................ 810 68,405
American Woodmark Corp. (a) .............................................. 533 41,894
ArcBest Corp. ......................................................... 309 33,088
Arcosa, Inc. ........................................................... 898 74,902
Armstrong World Industries, Inc. ............................................ 599 67,831
Array Technologies, Inc. (a) ................................................ 2,176 22,326
ASGN, Inc. (a) ......................................................... 760 67,009
AZZ, Inc. ............................................................ 1,145 88,451
Barnes Group, Inc. ...................................................... 1,160 48,036
Boise Cascade Co. ...................................................... 439 52,338
Brady Corp. , Class A .................................................... 1,485 98,040
Casella Waste Systems, Inc. (a) ............................................. 900 89,298
CBIZ, Inc. (a) .......................................................... 1,133 83,955
Cimpress PLC (a) ....................................................... 421 36,884
Concentrix Corp. ....................................................... 658 41,638
Construction Partners, Inc. , Class A (a) ........................................ 1,106 61,062
CoreCivic, Inc. (a) ...................................................... 4,220 54,776
CSG Systems International, Inc. ............................................ 1,013 41,705
CSW Industrials, Inc. .................................................... 343 91,001
DNOW, Inc. (a) ........................................................ 3,382 46,435
Dycom Industries, Inc. (a) ................................................. 427 72,061
Enerpac Tool Group Corp. ................................................ 1,880 71,778
EnerSys .............................................................. 688 71,222
Enpro, Inc. ........................................................... 388 56,481
Esab Corp. ............................................................ 711 67,140
ESCO Technologies, Inc. ................................................. 802 84,242
ExlService Holdings, Inc. (a) ............................................... 2,245 70,403
Exponent, Inc. ......................................................... 707 67,250
Federal Signal Corp. ..................................................... 976 81,662
First Advantage Corp. .................................................... 4,391 70,563
Flowserve Corp. ........................................................ 2,004 96,392
Fluor Corp. (a) ......................................................... 1,351 58,836
Franklin Electric Co., Inc. ................................................. 885 85,243
FTAI Aviation Ltd. ...................................................... 1,166 120,366
GATX Corp. .......................................................... 711 94,108
Gibraltar Industries, Inc. (a) ................................................ 757 51,892
GMS, Inc. (a) .......................................................... 782 63,037
Granite Construction, Inc. ................................................. 1,121 69,468
Griffon Corp. .......................................................... 842 53,770
H&E Equipment Services, Inc. ............................................. 947 41,829
Hayward Holdings, Inc. (a) ................................................ 3,163 38,905
Helios Technologies, Inc. ................................................. 1,093 52,191
Herc Holdings, Inc. ..................................................... 289 38,521
Hillenbrand, Inc. ....................................................... 1,453 58,149
HNI Corp. ............................................................ 1,594 71,762
Hub Group, Inc. , Class A ................................................. 1,732 74,563
Huron Consulting Group, Inc. (a) ............................................ 543 53,486
ICF International, Inc. ................................................... 535 79,426
IES Holdings, Inc. (a) .................................................... 477 66,460
Insperity, Inc. .......................................................... 510 46,517
Janus International Group, Inc. (a) ........................................... 3,816 48,196
JELD-WEN Holding, Inc. (a) ............................................... 2,311 31,129
John Bean Technologies Corp. .............................................. 614 58,312
Kadant, Inc. ........................................................... 214 62,869

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18
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Kennametal, Inc. ....................................................... 2,705 $ 63,676
Kirby Corp. (a) ......................................................... 1,108 132,661
Korn Ferry ........................................................... 1,308 87,819
Legalzoom.com, Inc. (a) .................................................. 3,347 28,081
ManpowerGroup, Inc. ................................................... 1,131 78,944
Marten Transport Ltd. .................................................... 3,978 73,394
Masterbrand, Inc. (a) ..................................................... 3,247 47,666
Matson, Inc. .......................................................... 606 79,368
Maximus, Inc. ......................................................... 957 82,015
MDU Resources Group, Inc. ............................................... 4,511 113,226
MillerKnoll, Inc. ....................................................... 1,323 35,046
Moog, Inc. , Class A ..................................................... 442 73,947
MSC Industrial Direct Co., Inc. ............................................. 1,037 82,245
Mueller Industries, Inc. ................................................... 1,358 77,325
Mueller Water Products, Inc. , Class A ........................................ 4,309 77,217
MYR Group, Inc. (a) ..................................................... 387 52,520
NEXTracker, Inc. , Class A (a) .............................................. 594 27,847
NV5 Global, Inc. (a) ..................................................... 620 57,641
Powell Industries, Inc. ................................................... 128 18,355
Primoris Services Corp. .................................................. 1,635 81,570
Resideo Technologies, Inc. (a) .............................................. 1,990 38,924
Rush Enterprises, Inc. , Class A ............................................. 1,408 58,953
RXO, Inc. (a) .......................................................... 2,343 61,269
Ryder System, Inc. ...................................................... 687 85,106
Schneider National, Inc. , Class B ............................................ 3,055 73,809
Shoals Technologies Group, Inc. , Class A (a) .................................... 2,579 16,093
SkyWest, Inc. (a) ........................................................ 811 66,559
SPX Technologies, Inc. (a) ................................................. 629 89,406
Standex International Corp. ................................................ 396 63,815
Steelcase, Inc. , Class A ................................................... 3,495 45,295
Sterling Infrastructure, Inc. (a) .............................................. 348 41,182
Tennant Co. ........................................................... 725 71,369
Terex Corp. ........................................................... 848 46,504
The AZEK Co., Inc. (a) ................................................... 1,098 46,259
The Brink's Co. ........................................................ 853 87,347
The Greenbrier Cos., Inc. ................................................. 718 35,577
Trinity Industries, Inc. ................................................... 2,217 66,333
UniFirst Corp. ......................................................... 468 80,276
Upwork, Inc. (a) ........................................................ 2,022 21,737
Verra Mobility Corp. (a) .................................................. 3,922 106,678
Vicor Corp. (a) ......................................................... 571 18,934
Watts Water Technologies, Inc. , Class A ....................................... 385 70,597
Werner Enterprises, Inc. .................................................. 2,084 74,670
6,466,740
Information Technology (8.6%):
ACI Worldwide, Inc. (a) .................................................. 1,724 68,253
ACM Research, Inc. , Class A (a) ............................................ 720 16,603
Advanced Energy Industries, Inc. ........................................... 555 60,362
Agilysys, Inc. (a) ....................................................... 559 58,214
Alarm.com Holdings, Inc. (a) ............................................... 635 40,348
Appfolio, Inc. , Class A (a) ................................................. 171 41,821
Avnet, Inc. ............................................................ 1,796 92,476
Badger Meter, Inc. ...................................................... 458 85,348
Belden, Inc. ........................................................... 506 47,463
Blackbaud, Inc. (a) ...................................................... 970 73,885
BlackLine, Inc. (a) ...................................................... 889 43,072
Box, Inc. , Class A (a) .................................................... 2,700 71,388
Calix, Inc. (a) .......................................................... 1,107 39,221
Cirrus Logic, Inc. (a) ..................................................... 648 82,724
Clear Secure, Inc. , Class A ................................................ 2,484 46,476
Cohu, Inc. (a) .......................................................... 1,887 62,460
Crane NXT Co. ........................................................ 1,149 70,572
DigitalOcean Holdings, Inc. (a) ............................................. 824 28,634

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19
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Diodes, Inc. (a) ......................................................... 821 $ 59,054
ePlus, Inc. (a) .......................................................... 632 46,566
Extreme Networks, Inc. (a) ................................................ 3,194 42,959
FormFactor, Inc. (a) ..................................................... 1,048 63,435
Harmonic, Inc. (a) ....................................................... 2,934 34,533
Insight Enterprises, Inc. (a) ................................................ 469 93,031
InterDigital, Inc. ....................................................... 701 81,709
Itron, Inc. (a) .......................................................... 505 49,975
Knowles Corp. (a) ....................................................... 3,431 59,219
MACOM Technology Solutions Holdings, Inc. (a) ................................ 631 70,338
MicroStrategy, Inc. (a) (b) .................................................. 27 37,192
N-able, Inc. (a) ......................................................... 5,161 78,602
Napco Security Technologies, Inc. ........................................... 599 31,118
OSI Systems, Inc. (a) ..................................................... 492 67,660
PC Connection, Inc. ..................................................... 1,157 74,279
Pegasystems, Inc. ....................................................... 517 31,294
Perficient, Inc. (a) ....................................................... 630 47,118
Photronics, Inc. (a) ...................................................... 1,345 33,181
Plexus Corp. (a) ........................................................ 797 82,234
Progress Software Corp. .................................................. 1,461 79,274
Qualys, Inc. (a) ......................................................... 367 52,334
Rogers Corp. (a) ........................................................ 629 75,864
Sanmina Corp. (a) ....................................................... 655 43,394
Sprinklr, Inc. , Class A (a) .................................................. 2,881 27,715
Verint Systems, Inc. (a) ................................................... 1,337 43,051
Viavi Solutions, Inc. (a) ................................................... 5,862 40,272
Vishay Intertechnology, Inc. ............................................... 3,543 79,009
Vontier Corp. .......................................................... 1,868 71,358
2,625,088
Materials (5.1%):
Alpha Metallurgical Resources, Inc. .......................................... 105 29,456
Arch Resources, Inc. .................................................... 332 50,540
Ashland, Inc. .......................................................... 730 68,978
Avient Corp. .......................................................... 1,603 69,971
Balchem Corp. ......................................................... 514 79,130
Cabot Corp. ........................................................... 786 72,225
Carpenter Technology Corp. ............................................... 841 92,157
Element Solutions, Inc. ................................................... 3,354 90,960
Greif, Inc. , Class A ...................................................... 1,343 77,182
H.B. Fuller Co. ........................................................ 989 76,113
Hawkins, Inc. ......................................................... 761 69,251
Innospec, Inc. ......................................................... 691 85,401
Knife River Corp. (a) .................................................... 743 52,114
Materion Corp. ........................................................ 413 44,658
Minerals Technologies, Inc. ................................................ 1,000 83,160
MP Materials Corp. (a) (b) ................................................. 2,572 32,742
NewMarket Corp. ...................................................... 138 71,149
Quaker Chemical Corp. .................................................. 312 52,946
Sensient Technologies Corp. ............................................... 1,029 76,341
Silgan Holdings, Inc. .................................................... 1,626 68,829
Stepan Co. ............................................................ 758 63,642
Summit Materials, Inc. , Class A (a) .......................................... 1,346 49,277
Sylvamo Corp. ......................................................... 702 48,157
Warrior Met Coal, Inc. ................................................... 883 55,426
1,559,805
Real Estate (0.5%):
Forestar Group, Inc. (a) ................................................... 1,482 47,409
Newmark Group, Inc. , Class A ............................................. 3,708 37,933
The St. Joe Co. ........................................................ 1,019 55,739
141,081

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20
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (5.4%):
ALLETE, Inc. ......................................................... 1,530 $ 95,396
American States Water Co. ................................................ 1,320 95,792
Avista Corp. .......................................................... 2,405 83,237
Black Hills Corp. ....................................................... 1,528 83,093
California Water Service Group ............................................. 1,743 84,518
Chesapeake Utilities Corp. ................................................ 743 78,907
Clearway Energy, Inc. , Class C ............................................. 2,462 60,787
MGE Energy, Inc. ...................................................... 1,515 113,201
National Fuel Gas Co. ................................................... 1,814 98,301
New Jersey Resources Corp. ............................................... 2,264 96,763
Northwest Natural Holding Co. ............................................. 2,041 73,700
Northwestern Energy Group, Inc. ........................................... 1,922 96,254
ONE Gas, Inc. ......................................................... 1,406 89,773
Ormat Technologies, Inc. ................................................. 1,032 73,994
Otter Tail Corp. ........................................................ 676 59,211
Portland General Electric Co. .............................................. 2,153 93,096
SJW Group ........................................................... 1,549 83,987
Southwest Gas Holdings, Inc. .............................................. 1,147 80,726
Spire, Inc. ............................................................ 1,585 96,257
1,636,993
Total Common Stocks (Cost $27,357,977) 30,195,226
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 40,218 40,218
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (d) ............ 40,218 40,218
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 40,218 40,218
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (d) . 40,218 40,218
Total Collateral for Securities Loaned (Cost $160,872) 160,872
Total Investments (Cost $27,518,849) — 100.0% 30,356,098
Other assets in excess of liabilities — 0.0%(e) 13,680
NET ASSETS - 100.00% $ 30,369,778
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on June 30, 2024.
(e) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 2 9/20/24 $ 204,223 $ 206,500 $ 2,277
Total unrealized appreciation $ 2,277
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2,277

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares International Volatility Wtd ETF
21
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Australia (6.4%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 1,319 $ 172,990
Telstra Group Ltd. ...................................................... 119,253 287,897
460,887
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 6,698 222,272
Wesfarmers Ltd. ........................................................ 5,892 256,116
478,388
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 22,369 254,051
Woolworths Group Ltd. .................................................. 11,866 267,394
521,445
Energy (0.4%):
Santos Ltd. ........................................................... 37,777 192,982
Woodside Energy Group Ltd. .............................................. 9,891 186,081
379,063
Financials (2.3%):
ANZ Group Holdings Ltd.(a) .............................................. 15,231 286,848
Commonwealth Bank of Australia ........................................... 3,682 312,784
Insurance Australia Group Ltd. ............................................. 49,982 237,997
Macquarie Group Ltd. ................................................... 1,683 229,742
National Australia Bank Ltd. ............................................... 12,480 301,538
QBE Insurance Group Ltd.(a) .............................................. 17,766 206,039
Suncorp Group Ltd.(a) ................................................... 22,351 259,510
Westpac Banking Corp. .................................................. 15,040 273,121
2,107,579
Health Care (0.4%):
Cochlear Ltd. .......................................................... 829 183,632
CSL Ltd. ............................................................. 1,087 214,003
397,635
Industrials (0.6%):
Brambles Ltd. ......................................................... 23,093 223,772
Computershare Ltd. ..................................................... 13,287 233,400
Reece Ltd. ............................................................ 8,105 136,049
593,221
Information Technology (0.1%):
WiseTech Global Ltd.(a) .................................................. 1,670 111,706
Materials (0.7%):
BHP Group Ltd. ........................................................ 7,228 205,732
Fortescue Ltd. ......................................................... 8,583 122,550
Northern Star Resources Ltd.(a) ............................................ 13,887 120,396
Rio Tinto Ltd. ......................................................... 2,583 204,989
653,667
Utilities (0.3%):
Origin Energy Ltd. ...................................................... 35,844 259,600
5,963,191
Austria (0.7%):
Energy (0.2%):
OMV AG ............................................................ 4,124 179,554
Financials (0.3%):
Erste Group Bank AG .................................................... 5,823 275,849

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (0.2%):
Verbund AG .......................................................... 2,170 $ 171,136
626,539
Belgium (1.2%):
Consumer Discretionary (0.2%):
D'ieteren Group ........................................................ 962 204,065
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 3,813 220,970
Financials (0.5%):
Groupe Bruxelles Lambert NV ............................................. 4,092 292,042
KBC Group NV ........................................................ 2,591 182,836
474,878
Health Care (0.2%):
UCB SA ............................................................. 1,430 212,384
1,112,297
Canada (11.9%):
Communication Services (0.6%):
BCE, Inc. ............................................................ 6,772 219,364
Rogers Communications, Inc., Class B ........................................ 4,627 171,157
TELUS Corp. ......................................................... 12,430 188,190
578,711
Consumer Discretionary (0.7%):
Dollarama, Inc. ........................................................ 3,021 275,863
Magna International, Inc. ................................................. 2,637 110,538
Restaurant Brands International, Inc. ......................................... 2,835 199,791
586,192
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc. ............................................. 3,361 188,628
George Weston Ltd. ..................................................... 1,597 229,749
Loblaw Cos. Ltd. ....................................................... 2,212 256,630
Metro, Inc. ........................................................... 4,469 247,610
922,617
Energy (2.1%):
ARC Resources Ltd. ..................................................... 8,870 158,284
Cameco Corp. ......................................................... 2,945 144,914
Canadian Natural Resources Ltd. ............................................ 4,388 156,318
Cenovus Energy, Inc. .................................................... 8,736 171,731
Enbridge, Inc. ......................................................... 7,333 260,909
Imperial Oil Ltd. ....................................................... 2,596 177,027
Pembina Pipeline Corp. .................................................. 8,581 318,423
Suncor Energy, Inc. ..................................................... 4,729 180,289
TC Energy Corp. ....................................................... 5,198 197,067
Tourmaline Oil Corp. .................................................... 3,670 166,477
1,931,439
Financials (3.4%):
Bank of Montreal ....................................................... 2,708 227,326
Brookfield Asset Management Ltd., Class A .................................... 4,103 156,213
Brookfield Corp. ....................................................... 3,539 147,210
Canadian Imperial Bank of Commerce ........................................ 4,858 231,021
Fairfax Financial Holdings Ltd. ............................................. 143 162,699
Great-West Lifeco, Inc. ................................................... 9,264 270,288
Intact Financial Corp. .................................................... 1,367 227,860
Manulife Financial Corp. ................................................. 8,945 238,224
National Bank of Canada ................................................. 2,939 233,139
Power Corp. of Canada ................................................... 8,983 249,677
Royal Bank of Canada ................................................... 2,979 317,195

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Sun Life Financial, Inc. .................................................. 5,602 $ 274,715
The Bank of Nova Scotia ................................................. 4,604 210,628
The Toronto-Dominion Bank ............................................... 4,164 228,915
3,175,110
Industrials (1.4%):
Canadian National Railway Co. ............................................. 2,054 242,744
Canadian Pacific Kansas City Ltd. ........................................... 2,925 230,382
TFI International, Inc. .................................................... 959 139,262
Thomson Reuters Corp. .................................................. 1,420 239,393
Waste Connections, Inc. .................................................. 1,378 241,802
WSP Global, Inc. ....................................................... 1,485 231,267
1,324,850
Information Technology (0.7%):
CGI, Inc.(a) ........................................................... 2,079 207,535
Constellation Software, Inc. ............................................... 73 210,364
Open Text Corp. ........................................................ 4,312 129,496
Shopify, Inc., Class A(a) .................................................. 1,059 69,994
617,389
Materials (1.3%):
Agnico Eagle Mines Ltd. ................................................. 3,187 208,475
Barrick Gold Corp. ...................................................... 10,352 172,697
Franco-Nevada Corp. .................................................... 1,594 189,010
Ivanhoe Mines Ltd.(a) ................................................... 11,716 151,171
Nutrien Ltd. ........................................................... 2,717 138,343
Teck Resources Ltd., Class B .............................................. 3,344 160,270
Wheaton Precious Metals Corp. ............................................. 3,592 188,357
1,208,323
Utilities (0.7%):
Emera, Inc. ........................................................... 5,921 197,597
Fortis, Inc. ............................................................ 6,465 251,293
Hydro One Ltd.(b) ...................................................... 7,885 229,708
678,598
11,023,229
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC ....................................................... 5,415 144,409
Denmark (1.7%):
Consumer Discretionary (0.1%):
Pandora A/S .......................................................... 900 135,853
Financials (0.5%):
Danske Bank A/S ....................................................... 6,476 192,995
Tryg A/S ............................................................. 10,602 231,753
424,748
Health Care (0.6%):
Coloplast A/S, Class B ................................................... 1,158 139,139
Demant A/S(a) ......................................................... 2,864 123,976
Genmab A/S(a) ........................................................ 451 113,030
Novo Nordisk A/S, Class B ................................................ 1,100 158,870
535,015
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 68 118,221
DSV A/S ............................................................. 1,009 154,624
Svitzer Group A/S(a) .................................................... 136 5,070
277,915

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Materials (0.2%):
Novonesis A/S ......................................................... 3,083 $ 188,672
1,562,203
Finland (1.2%):
Energy (0.1%):
Neste Oyj ............................................................ 4,169 74,217
Financials (0.5%):
Nordea Bank Abp ....................................................... 21,679 258,029
Sampo Oyj, A Shares .................................................... 5,804 249,219
507,248
Industrials (0.2%):
Kone Oyj, Class B ...................................................... 3,923 193,613
Information Technology (0.2%):
Nokia Oyj ............................................................ 39,309 149,785
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 4,983 174,054
1,098,917
France (8.4%):
Communication Services (0.5%):
Orange SA ............................................................ 27,556 276,008
Publicis Groupe SA ..................................................... 2,070 220,282
496,290
Consumer Discretionary (1.4%):
Accor SA ............................................................ 5,053 207,232
Cie Generale des Etablissements Michelin SCA ................................. 6,371 246,345
Hermes International SCA ................................................ 66 151,240
Kering SA ............................................................ 331 119,976
LVMH Moet Hennessy Louis Vuitton SE ...................................... 154 117,675
Renault SA ........................................................... 3,276 167,820
Sodexo SA ........................................................... 3,160 284,234
1,294,522
Consumer Staples (0.9%):
Carrefour SA .......................................................... 11,697 165,332
Danone SA ........................................................... 4,907 299,922
L'Oreal SA ........................................................... 430 188,805
Pernod Ricard SA ....................................................... 1,076 145,982
800,041
Energy (0.2%):
TotalEnergies SE ....................................................... 3,366 224,657
Financials (1.3%):
Amundi SA(b) ......................................................... 3,040 196,128
AXA SA ............................................................. 7,469 244,493
BNP Paribas SA ........................................................ 3,099 197,545
Credit Agricole SA ...................................................... 17,298 235,980
Edenred SE ........................................................... 3,083 130,103
Societe Generale SA ..................................................... 7,255 170,289
1,174,538
Health Care (0.7%):
BioMerieux ........................................................... 1,806 171,631
EssilorLuxottica SA(a) ................................................... 1,094 235,697
Sanofi SA ............................................................ 1,533 147,640
Sartorius Stedim Biotech ................................................. 317 52,037
607,005

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (2.4%):
Aeroports de Paris SA ................................................... 1,350 $ 164,218
Airbus SE ............................................................ 1,355 186,097
Bouygues SA .......................................................... 5,390 172,975
Bureau Veritas SA ...................................................... 7,047 195,138
Cie de Saint-Gobain SA .................................................. 2,379 184,995
Eiffage SA ............................................................ 2,018 185,317
Legrand SA ........................................................... 2,369 235,003
Safran SA ............................................................ 1,123 237,376
Schneider Electric SE .................................................... 852 204,634
Thales SA ............................................................ 1,347 215,634
Vinci SA ............................................................. 2,126 223,964
2,205,351
Information Technology (0.3%):
Capgemini SE ......................................................... 713 141,779
Dassault Systemes SE .................................................... 3,511 132,713
274,492
Materials (0.2%):
Air Liquide SA ........................................................ 1,172 202,403
Utilities (0.5%):
Engie SA ............................................................. 16,552 236,349
Veolia Environnement SA ................................................. 7,390 220,937
457,286
7,736,585
Germany (5.7%):
Communication Services (0.4%):
Deutsche Telekom AG ................................................... 13,859 348,449
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG ............................................. 1,666 157,666
Continental AG ........................................................ 2,058 116,576
Mercedes-Benz Group AG ................................................ 2,538 175,482
449,724
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 1,888 276,059
Financials (1.5%):
Allianz SE, Registered Shares .............................................. 993 275,928
Commerzbank AG ...................................................... 11,781 178,945
Deutsche Bank AG, Registered Shares ........................................ 12,566 200,597
Deutsche Boerse AG .................................................... 1,287 263,359
Hannover Rueck SE ..................................................... 888 225,071
Talanx AG ............................................................ 2,658 212,184
1,356,084
Health Care (0.5%):
Carl Zeiss Meditec AG(c) ................................................. 1,046 73,532
Fresenius Medical Care AG ............................................... 3,137 120,122
Fresenius SE & Co. KGaA(a) .............................................. 5,782 172,615
Merck KGaA .......................................................... 843 139,691
505,960
Industrials (1.2%):
Brenntag SE .......................................................... 2,720 183,376
Daimler Truck Holding AG ................................................ 5,114 203,546
Deutsche Post AG ...................................................... 4,384 177,401
Knorr-Bremse AG ...................................................... 2,253 172,012
Rheinmetall AG ........................................................ 333 169,624

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Siemens AG, Registered Shares ............................................. 905 $ 168,348
1,074,307
Information Technology (0.5%):
Infineon Technologies AG ................................................. 3,357 123,315
Nemetschek SE ........................................................ 1,424 140,055
SAP SE .............................................................. 1,053 213,694
477,064
Materials (0.6%):
BASF SE ............................................................ 3,444 166,635
Heidelberg Materials AG ................................................. 1,852 192,006
Symrise AG ........................................................... 1,941 237,564
596,205
Utilities (0.2%):
RWE AG ............................................................. 5,980 204,588
5,288,440
Hong Kong (2.5%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd. ........................................... 25,000 116,535
Financials (0.6%):
AIA Group Ltd. ........................................................ 17,611 119,530
Hang Seng Bank Ltd. .................................................... 13,814 177,610
Hong Kong Exchanges & Clearing Ltd. ....................................... 4,384 140,467
Prudential PLC ........................................................ 14,986 136,071
573,678
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 39,262 188,044
MTR Corp. Ltd.(a) ...................................................... 54,065 170,667
Techtronic Industries Co. Ltd. .............................................. 9,183 104,897
463,608
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 43,309 162,226
Henderson Land Development Co. Ltd. ....................................... 49,891 133,851
Sun Hung Kai Properties Ltd. .............................................. 15,904 137,578
Swire Pacific Ltd., Class A ................................................ 15,015 132,675
566,330
Utilities (0.6%):
CLP Holdings Ltd. ...................................................... 23,000 185,854
Hong Kong & China Gas Co. Ltd. ........................................... 239,205 181,959
Power Assets Holdings Ltd. ............................................... 34,686 187,671
555,484
2,275,635
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC, Class A ................................................ 2,321 188,015
Financials (0.2%):
AIB Group PLC ........................................................ 34,266 181,112
Industrials (0.3%):
Experian PLC ......................................................... 4,020 187,281
Kingspan Group PLC .................................................... 1,326 112,881
300,162
Materials (0.2%):
Smurfit Kappa Group PLC ................................................ 3,348 149,374
818,663

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Israel (0.6%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 15,058 $ 132,880
Bank Leumi Le-Israel BM ................................................ 16,602 135,026
Mizrahi Tefahot Bank Ltd. ................................................ 3,429 115,914
383,820
Industrials (0.1%):
Elbit Systems Ltd. ...................................................... 778 135,743
Information Technology (0.1%):
Nice Ltd.(a) ........................................................... 486 79,324
598,887
Italy (3.5%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA(b) ........................................ 22,332 233,153
Consumer Discretionary (0.1%):
Moncler SpA .......................................................... 1,948 119,023
Consumer Staples (0.2%):
Davide Campari-Milano NV, Class M ........................................ 16,684 157,643
Energy (0.3%):
Eni SpA ............................................................. 15,411 236,871
Financials (1.3%):
Generali ............................................................. 12,820 319,717
Intesa Sanpaolo SpA ..................................................... 63,592 236,356
Mediobanca Banca di Credito Finanziario SpA .................................. 15,079 221,047
Poste Italiane SpA(b) .................................................... 22,110 281,619
UniCredit SpA ......................................................... 4,731 175,308
1,234,047
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 3,578 186,586
Industrials (0.4%):
Leonardo SpA ......................................................... 7,443 172,789
Prysmian SpA ......................................................... 3,141 194,471
367,260
Utilities (0.8%):
Enel SpA ............................................................. 38,550 268,068
Snam SpA ............................................................ 52,674 233,002
Terna - Rete Elettrica Nazionale ............................................ 32,796 253,482
754,552
3,289,135
Japan (19.2%):
Communication Services (1.3%):
Capcom Co. Ltd. ....................................................... 5,800 109,352
KDDI Corp. ........................................................... 7,700 203,616
LY Corp. ............................................................. 46,300 111,929
Nexon Co. Ltd. ........................................................ 5,300 98,014
Nintendo Co. Ltd. ...................................................... 3,100 164,876
Nippon Telegraph & Telephone Corp. ........................................ 199,200 187,969
SoftBank Corp. ........................................................ 24,800 302,851
1,178,607
Consumer Discretionary (2.9%):
Aisin Corp. ........................................................... 3,300 107,552
Bandai Namco Holdings, Inc. .............................................. 6,500 126,873
Bridgestone Corp. ...................................................... 5,100 200,424
Denso Corp. .......................................................... 7,900 122,672

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Fast Retailing Co. Ltd. ................................................... 500 $ 126,064
Honda Motor Co. Ltd. ................................................... 12,200 130,441
Isuzu Motors Ltd. ....................................................... 10,700 141,740
Nissan Motor Co. Ltd. ................................................... 28,700 97,391
Nitori Holdings Co. Ltd. .................................................. 900 95,052
Oriental Land Co. Ltd. ................................................... 5,000 139,305
Pan Pacific International Holdings Corp. ...................................... 6,000 140,387
Panasonic Holdings Corp. ................................................. 14,200 116,252
Sekisui House Ltd. ...................................................... 10,400 230,342
Shimano, Inc. ......................................................... 1,100 169,886
Sony Group Corp. ...................................................... 1,900 161,099
Subaru Corp. .......................................................... 6,100 129,303
Sumitomo Electric Industries Ltd. ........................................... 10,100 157,116
Suzuki Motor Corp. ..................................................... 14,000 161,086
Toyota Motor Corp. ..................................................... 5,800 118,617
2,671,602
Consumer Staples (2.0%):
Aeon Co. Ltd. ......................................................... 9,700 207,362
Ajinomoto Co., Inc. ..................................................... 3,900 136,756
Asahi Group Holdings Ltd. ................................................ 5,500 194,023
Japan Tobacco, Inc.(c) ................................................... 9,800 264,875
Kao Corp. ............................................................ 5,700 231,160
Kikkoman Corp. ....................................................... 12,000 139,007
Kirin Holdings Co. Ltd. .................................................. 18,800 242,260
Seven & i Holdings Co. Ltd. ............................................... 11,500 140,113
Shiseido Co. Ltd. ....................................................... 4,600 131,192
Unicharm Corp. ........................................................ 5,600 179,867
1,866,615
Energy (0.3%):
ENEOS Holdings, Inc. ................................................... 35,800 183,951
Inpex Corp. ........................................................... 8,500 125,067
309,018
Financials (2.6%):
Dai-ichi Life Holdings, Inc. ............................................... 6,400 170,990
Daiwa Securities Group, Inc. ............................................... 20,200 154,071
Japan Exchange Group, Inc. ............................................... 6,500 151,601
Japan Post Holdings Co. Ltd. .............................................. 21,000 208,212
Mitsubishi UFJ Financial Group, Inc. ......................................... 14,600 156,918
Mizuho Financial Group, Inc. .............................................. 8,370 174,715
MS&AD Insurance Group Holdings, Inc. ...................................... 8,100 180,006
Nomura Holdings, Inc. ................................................... 27,100 155,319
ORIX Corp. ........................................................... 8,600 189,887
Resona Holdings, Inc. .................................................... 23,900 158,150
Sompo Holdings, Inc. .................................................... 8,100 172,956
Sumitomo Mitsui Financial Group, Inc. ....................................... 2,800 186,672
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 8,300 189,352
Tokio Marine Holdings, Inc. ............................................... 4,800 179,176
2,428,025
Health Care (1.7%):
Chugai Pharmaceutical Co. Ltd. ............................................ 3,800 135,021
Daiichi Sankyo Co. Ltd. .................................................. 2,900 99,581
Eisai Co. Ltd. .......................................................... 3,600 147,518
Hoya Corp. ........................................................... 1,100 127,901
Kyowa Kirin Co. Ltd. .................................................... 6,800 116,137
Olympus Corp. ........................................................ 9,800 157,993
Otsuka Holdings Co. Ltd. ................................................. 4,200 176,751
Shionogi & Co. Ltd. ..................................................... 4,600 179,488
Sysmex Corp. ......................................................... 7,200 115,965
Takeda Pharmaceutical Co. Ltd. ............................................ 7,700 199,692

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Terumo Corp. ......................................................... 7,600 $ 125,336
1,581,383
Industrials (4.1%):
ANA Holdings, Inc. ..................................................... 11,400 210,433
Central Japan Railway Co. ................................................ 9,300 200,776
Daikin Industries Ltd. .................................................... 1,000 139,056
East Japan Railway Co. .................................................. 11,400 188,819
FANUC Corp. ......................................................... 5,700 156,221
Hitachi Ltd. ........................................................... 9,000 201,461
ITOCHU Corp. ........................................................ 3,800 185,524
Kawasaki Kisen Kaisha Ltd. ............................................... 5,400 78,548
Komatsu Ltd. .......................................................... 5,300 153,890
Kubota Corp. .......................................................... 11,400 159,445
Marubeni Corp. ........................................................ 9,400 173,865
Mitsubishi Corp. ....................................................... 6,600 129,153
Mitsubishi Electric Corp. ................................................. 8,300 132,469
Mitsubishi Heavy Industries Ltd. ............................................ 15,000 160,658
Mitsui & Co. Ltd. ....................................................... 6,800 154,328
Mitsui OSK Lines Ltd. ................................................... 3,700 110,814
NIDEC Corp. .......................................................... 3,700 165,254
Nippon Yusen KK ...................................................... 3,800 110,596
Recruit Holdings Co. Ltd. ................................................. 2,900 155,158
Secom Co. Ltd. ........................................................ 2,800 165,299
SMC Corp. ........................................................... 200 94,909
Sumitomo Corp. ........................................................ 7,800 194,770
Toyota Industries Corp. ................................................... 1,200 101,187
Toyota Tsusho Corp. ..................................................... 6,000 116,815
Yaskawa Electric Corp. ................................................... 3,100 111,324
3,750,772
Information Technology (2.5%):
Advantest Corp. ........................................................ 1,800 71,890
Canon, Inc.(c) ......................................................... 6,700 181,338
Disco Corp. ........................................................... 300 113,831
FUJIFILM Holdings Corp. ................................................ 8,400 196,437
Fujitsu Ltd. ........................................................... 10,000 156,462
Keyence Corp. ......................................................... 300 131,566
Kyocera Corp. ......................................................... 12,900 148,470
Lasertec Corp. ......................................................... 400 89,737
Murata Manufacturing Co. Ltd. ............................................. 7,500 154,877
NEC Corp. ........................................................... 2,100 172,900
Nomura Research Institute Ltd. ............................................. 5,378 151,140
NTT Data Group Corp. ................................................... 9,000 132,144
Obic Co. Ltd. .......................................................... 1,300 167,601
Renesas Electronics Corp. ................................................. 5,900 110,357
SCREEN Holdings Co. Ltd. ............................................... 800 72,108
TDK Corp. ........................................................... 2,600 159,439
Tokyo Electron Ltd. ..................................................... 400 86,778
2,297,075
Materials (0.9%):
JFE Holdings, Inc. ...................................................... 9,800 141,057
Nippon Paint Holdings Co. Ltd. ............................................. 18,900 123,126
Nippon Sanso Holdings Corp. .............................................. 4,800 141,998
Nippon Steel Corp. ...................................................... 6,500 137,419
Nitto Denko Corp. ...................................................... 1,900 150,115
Shin-Etsu Chemical Co. Ltd. ............................................... 3,500 135,718
829,433
Real Estate (0.7%):
Daiwa House Industry Co. Ltd. ............................................. 6,800 172,336
Mitsubishi Estate Co. Ltd. ................................................. 10,400 162,914
Mitsui Fudosan Co. Ltd. .................................................. 17,100 156,097

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Sumitomo Realty & Development Co. Ltd. .................................... 5,000 $ 146,733
638,080
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 11,300 189,797
17,740,407
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA ............................................................ 8,903 136,804
Health Care (0.1%):
Eurofins Scientific SE .................................................... 2,686 133,886
Materials (0.2%):
ArcelorMittal SA ....................................................... 6,271 143,499
414,189
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd.(a) ..................................................... 43,200 90,065
Netherlands (4.3%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 110,563 423,840
Universal Music Group NV ................................................ 5,767 171,550
595,390
Consumer Discretionary (0.2%):
Prosus NV(a) .......................................................... 4,125 146,911
Consumer Staples (0.8%):
Heineken Holding NV ................................................... 3,009 237,304
Heineken NV .......................................................... 2,377 229,840
Koninklijke Ahold Delhaize NV ............................................ 7,538 222,698
689,842
Financials (1.3%):
ABN AMRO Bank NV(b) ................................................. 9,732 159,963
Adyen NV(a)(b) ........................................................ 34 40,528
Aegon Ltd. ........................................................... 40,031 247,247
ASR Nederland NV ..................................................... 3,166 150,896
Euronext NV(b) ........................................................ 2,469 228,689
ING Groep NV ........................................................ 15,517 265,219
NN Group NV(a) ....................................................... 2,785 129,576
1,222,118
Industrials (0.8%):
Ferrovial SE(a) ........................................................ 6,917 268,568
Randstad NV .......................................................... 3,818 173,059
Wolters Kluwer NV ..................................................... 1,630 270,189
711,816
Information Technology (0.4%):
ASM International NV ................................................... 191 145,579
ASML Holding NV ..................................................... 150 154,870
BE Semiconductor Industries NV ........................................... 597 99,822
400,271
Materials (0.2%):
Akzo Nobel NV ........................................................ 3,002 182,522
3,948,870

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Norway (1.5%):
Communication Services (0.2%):
Telenor ASA .......................................................... 21,184 $ 241,553
Consumer Staples (0.2%):
Mowi ASA ........................................................... 9,595 159,752
Energy (0.4%):
Aker BP ASA ......................................................... 6,603 168,400
Equinor ASA .......................................................... 6,374 181,521
349,921
Financials (0.3%):
DNB Bank ASA ........................................................ 12,819 251,864
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 2,464 200,851
Materials (0.2%):
Norsk Hydro ASA ...................................................... 25,880 161,250
1,365,191
Portugal (0.6%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA ............................................... 6,676 130,463
Energy (0.3%):
Galp Energia SGPS SA ................................................... 10,839 228,879
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 47,336 177,355
536,697
Russian Federation (0.0%):(d)
Materials (0.0%):(d)
Evraz PLC(a)(e)(f) ...................................................... 34,029 10,438
Singapore (2.2%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 125,200 253,965
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 83,000 189,791
Financials (1.1%):
DBS Group Holdings Ltd. ................................................. 13,530 357,187
Oversea-Chinese Banking Corp. Ltd. ......................................... 33,600 357,637
United Overseas Bank Ltd. ................................................ 14,800 342,025
1,056,849
Industrials (0.4%):
Keppel Ltd. ........................................................... 35,400 168,944
Singapore Airlines Ltd. ................................................... 37,800 192,388
361,332
Real Estate (0.2%):
CapitaLand Investment Ltd. ............................................... 87,000 170,702
2,032,639
South Korea (2.6%):
Communication Services (0.1%):
NAVER Corp. ......................................................... 771 93,504
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd. .................................................. 778 142,179
Hyundai Motor Co. ..................................................... 793 169,986

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Kia Corp. ............................................................ 1,343 $ 126,181
LG Electronics, Inc. ..................................................... 2,184 175,996
614,342
Financials (0.9%):
Hana Financial Group, Inc. ................................................ 3,085 136,070
KakaoBank Corp. ....................................................... 3,816 56,289
KB Financial Group, Inc. ................................................. 2,676 152,642
Meritz Financial Group, Inc. ............................................... 1,939 111,448
Samsung Fire & Marine Insurance Co. Ltd. .................................... 515 145,571
Samsung Life Insurance Co. Ltd. ............................................ 1,677 107,844
Shinhan Financial Group Co. Ltd. ........................................... 4,659 163,007
872,871
Health Care (0.1%):
Celltrion, Inc. ......................................................... 742 93,977
Industrials (0.3%):
LG Corp. ............................................................. 1,892 110,809
POSCO Future M Co. Ltd. ................................................ 230 43,202
Samsung C&T Corp. .................................................... 1,243 128,256
282,267
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 3,692 218,644
Samsung SDI Co. Ltd. ................................................... 343 88,230
306,874
Materials (0.2%):
Ecopro Co. Ltd.(a) ...................................................... 490 32,081
LG Chem Ltd. ......................................................... 304 76,320
POSCO Holdings, Inc. ................................................... 231 60,931
169,332
2,433,167
Spain (2.4%):
Consumer Discretionary (0.5%):
Amadeus IT Group SA ................................................... 3,424 227,832
Industria de Diseno Textil SA .............................................. 5,175 256,899
484,731
Energy (0.2%):
Repsol SA ............................................................ 11,925 188,156
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 20,024 200,523
Banco Santander SA ..................................................... 42,082 195,139
CaixaBank SA ......................................................... 45,070 238,554
634,216
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA(a) .............................. 4,968 214,279
Aena SME SA(b) ....................................................... 1,140 229,494
443,773
Utilities (0.5%):
Endesa SA ............................................................ 11,228 210,822
Iberdrola SA .......................................................... 20,381 264,398
475,220
2,226,096
Sweden (4.7%):
Consumer Discretionary (0.3%):
Evolution AB(b) ....................................................... 1,219 127,025

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
H & M Hennes & Mauritz AB, Class B(c) ..................................... 8,215 $ 129,995
257,020
Consumer Staples (0.3%):
Essity AB, Class B ...................................................... 9,370 240,029
Financials (1.6%):
EQT AB ............................................................. 3,870 114,406
Industrivarden AB, Class C ................................................ 8,288 279,745
Investor AB, Class B .................................................... 10,913 298,921
L E Lundbergforetagen AB, Class B ......................................... 4,776 236,217
Skandinaviska Enskilda Banken AB, Class A ................................... 15,467 228,474
Svenska Handelsbanken AB, Class A ......................................... 18,379 175,123
Swedbank AB, Class A ................................................... 8,773 180,601
1,513,487
Industrials (2.2%):
Alfa Laval AB ......................................................... 5,424 237,600
Assa Abloy AB, Class B .................................................. 7,838 221,647
Atlas Copco AB, Class A ................................................. 11,327 212,971
Epiroc AB, Class A ...................................................... 10,213 203,882
Indutrade AB .......................................................... 5,976 153,199
Lifco AB, Class B ...................................................... 6,570 180,457
Nibe Industrier AB, Class B ............................................... 18,593 78,867
Saab AB, Class B(a) ..................................................... 7,204 173,392
Sandvik AB ........................................................... 8,692 174,257
SKF AB, B Shares ...................................................... 8,477 170,267
Volvo AB, Class B ...................................................... 9,319 238,459
2,044,998
Information Technology (0.1%):
Hexagon AB, Class B .................................................... 12,865 145,291
Materials (0.2%):
Svenska Cellulosa AB SCA, Class B ......................................... 12,043 177,952
4,378,777
Switzerland (7.0%):
Communication Services (0.3%):
Swisscom AG, Registered Shares ........................................... 543 305,562
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares ................................ 806 125,840
The Swatch Group AG ................................................... 705 144,445
270,285
Consumer Staples (0.8%):
Chocoladefabriken Lindt & Spruengli AG ..................................... 19 221,875
Coca-Cola HBC AG ..................................................... 6,743 229,937
Nestle SA, Registered Shares .............................................. 2,572 262,611
714,423
Financials (1.7%):
Banque Cantonale Vaudoise, Registered Shares ................................. 2,234 237,128
Julius Baer Group Ltd. ................................................... 2,727 152,394
Partners Group Holding AG ............................................... 107 137,457
Swiss Life Holding AG ................................................... 338 248,562
Swiss Re AG .......................................................... 1,978 245,516
UBS Group AG ........................................................ 6,183 182,055
Zurich Insurance Group AG ............................................... 640 341,338
1,544,450
Health Care (1.2%):
Alcon, Inc. ........................................................... 2,431 217,093
Lonza Group AG, Registered Shares ......................................... 193 105,363

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Novartis AG, Registered Shares ............................................. 2,495 $ 267,109
Roche Holding AG ...................................................... 887 246,361
Sonova Holding AG ..................................................... 637 196,851
Straumann Holding AG, Class R ............................................ 838 103,829
1,136,606
Industrials (1.2%):
ABB Ltd., Registered Shares ............................................... 4,544 252,517
Geberit AG, Registered Shares ............................................. 281 166,041
Kuehne + Nagel International AG, Class R ..................................... 579 166,552
Schindler Holding AG ................................................... 793 199,331
SGS SA, Registered Shares(a) .............................................. 2,114 188,267
VAT Group AG(b) ...................................................... 261 148,006
1,120,714
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 1,463 141,561
STMicroelectronics NV .................................................. 2,938 115,978
257,539
Materials (1.2%):
EMS-Chemie Holding AG ................................................ 358 293,518
Givaudan SA, Registered Shares ............................................ 47 222,888
Glencore PLC ......................................................... 30,176 172,047
Holcim AG ........................................................... 2,838 251,543
Sika AG, Registered Shares ................................................ 551 157,762
1,097,758
6,447,337
United Kingdom (9.0%):
Communication Services (0.7%):
BT Group PLC ........................................................ 117,073 207,674
Informa PLC .......................................................... 22,001 237,973
Vodafone Group PLC .................................................... 187,652 165,453
611,100
Consumer Discretionary (0.7%):
Compass Group PLC .................................................... 9,662 263,776
InterContinental Hotels Group PLC .......................................... 1,920 202,046
Next PLC ............................................................ 1,813 207,056
672,878
Consumer Staples (1.8%):
Associated British Foods PLC .............................................. 7,512 234,892
Diageo PLC ........................................................... 5,076 159,716
Haleon PLC ........................................................... 54,498 222,208
Imperial Brands PLC .................................................... 10,753 275,077
Reckitt Benckiser Group PLC .............................................. 3,127 169,234
Tesco PLC ............................................................ 64,042 247,685
Unilever PLC ......................................................... 5,983 328,566
1,637,378
Energy (0.5%):
BP PLC .............................................................. 33,844 203,269
Shell PLC(a) .......................................................... 7,323 262,303
465,572
Financials (2.2%):
3i Group PLC ......................................................... 6,718 260,331
Admiral Group PLC ..................................................... 5,101 168,594
Barclays PLC ......................................................... 69,561 183,661
HSBC Holdings PLC .................................................... 26,938 232,848
Legal & General Group PLC ............................................... 62,454 179,184
Lloyds Banking Group PLC ............................................... 319,618 221,131
London Stock Exchange Group PLC ......................................... 3,024 359,272

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
NatWest Group PLC ..................................................... 45,475 $ 179,210
Standard Chartered PLC .................................................. 18,166 164,394
Wise PLC, Class A(a) .................................................... 9,754 84,016
2,032,641
Health Care (0.7%):
AstraZeneca PLC ....................................................... 1,323 206,610
GSK PLC ............................................................ 10,888 210,481
Smith & Nephew PLC ................................................... 14,928 185,015
602,106
Industrials (1.2%):
Ashtead Group PLC ..................................................... 1,927 128,645
BAE Systems PLC ...................................................... 13,403 223,609
Bunzl PLC ........................................................... 6,786 258,163
RELX PLC ........................................................... 5,785 266,072
Rentokil Initial PLC ..................................................... 22,041 128,480
Rolls-Royce Holdings PLC(a) .............................................. 22,232 128,357
1,133,326
Information Technology (0.4%):
Halma PLC ........................................................... 6,664 227,917
The Sage Group PLC .................................................... 11,619 159,849
387,766
Materials (0.3%):
Anglo American PLC .................................................... 4,501 142,334
Rio Tinto PLC ......................................................... 2,732 179,590
321,924
Utilities (0.5%):
National Grid PLC(a) .................................................... 18,745 209,104
SSE PLC(a) ........................................................... 10,158 229,749
438,853
8,303,544
United States (0.1%):
Industrials (0.1%):
RB Global, Inc. ........................................................ 1,866 142,334
Total Common Stocks (Cost $78,301,877) 91,607,881
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(a)(e) ........................................... 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(g) ........ 141,583 141,583
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(g) ............ 141,583 141,583
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(g) ............... 141,583 141,583
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(g) . 141,583 141,583
Total Collateral for Securities Loaned (Cost $566,332) 566,332
Total Investments (Cost $78,868,209) — 99.6% 92,174,213
Other assets in excess of liabilities — 0.4% 362,471
NET ASSETS - 100.00% $ 92,536,684
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 213,602
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$1,874,313 and amounted to 2.0% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2024.
(g) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 5 9/20/24 $ 584,545 $ 585,800 $ 1,255
Total unrealized appreciation $ 1,255
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1,255

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
37
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (3.4%):
AT&T, Inc. ........................................................... 162,903 $ 3,113,077
Omnicom Group, Inc. .................................................... 35,246 3,161,566
The Interpublic Group of Cos., Inc. .......................................... 80,088 2,329,760
Verizon Communications, Inc. .............................................. 69,447 2,863,994
11,468,397
Consumer Discretionary (2.6%):
Best Buy Co., Inc. ...................................................... 33,660 2,837,201
Darden Restaurants, Inc. .................................................. 24,155 3,655,135
Ford Motor Co. ........................................................ 176,197 2,209,510
8,701,846
Consumer Staples (15.2%):
Altria Group, Inc. ....................................................... 94,555 4,306,980
Archer-Daniels-Midland Co. ............................................... 37,466 2,264,820
Campbell Soup Co. ..................................................... 78,508 3,547,777
Conagra Brands, Inc. .................................................... 123,889 3,520,925
General Mills, Inc. ...................................................... 60,435 3,823,118
Hormel Foods Corp. ..................................................... 70,314 2,143,874
Kellanova ............................................................ 67,210 3,876,673
Kimberly-Clark Corp. .................................................... 38,392 5,305,774
PepsiCo, Inc. .......................................................... 26,849 4,428,206
Philip Morris International, Inc. ............................................. 50,662 5,133,580
The Clorox Co. ........................................................ 19,190 2,618,859
The Coca-Cola Co. ...................................................... 88,049 5,604,319
The Kraft Heinz Co. ..................................................... 109,116 3,515,718
Walgreens Boots Alliance, Inc. ............................................. 87,264 1,055,458
51,146,081
Energy (13.2%):
Chevron Corp. ......................................................... 22,260 3,481,909
ConocoPhillips Co. ..................................................... 27,421 3,136,414
Coterra Energy, Inc. ..................................................... 115,489 3,080,092
Devon Energy Corp. ..................................................... 58,113 2,754,556
Diamondback Energy, Inc. ................................................ 15,968 3,196,634
EOG Resources, Inc. .................................................... 24,596 3,095,898
Exxon Mobil Corp. ..................................................... 31,101 3,580,347
HF Sinclair Corp. ....................................................... 44,137 2,354,268
Kinder Morgan, Inc. ..................................................... 245,134 4,870,813
ONEOK, Inc. .......................................................... 47,062 3,837,906
Phillips 66 ............................................................ 21,692 3,062,260
The Williams Cos., Inc. .................................................. 115,062 4,890,135
Valero Energy Corp. ..................................................... 18,679 2,928,120
44,269,352
Financials (18.7%):
Ally Financial, Inc. ...................................................... 52,358 2,077,042
Citigroup, Inc. ......................................................... 59,360 3,766,986
Citizens Financial Group, Inc. .............................................. 62,185 2,240,526
CME Group, Inc. ....................................................... 19,074 3,749,948
Corebridge Financial, Inc. ................................................. 116,482 3,391,956
Fidelity National Financial, Inc. ............................................ 63,777 3,151,859
Fifth Third Bancorp ..................................................... 65,201 2,379,185
Franklin Resources, Inc. .................................................. 91,166 2,037,560
Huntington Bancshares, Inc. ............................................... 191,178 2,519,726
KeyCorp ............................................................. 120,897 1,717,946
M&T Bank Corp. ....................................................... 16,858 2,551,627
MetLife, Inc. .......................................................... 50,052 3,513,150
Morgan Stanley ........................................................ 34,263 3,330,021
Northern Trust Corp. .................................................... 29,112 2,444,826
Principal Financial Group, Inc. ............................................. 43,316 3,398,140
Prudential Financial, Inc. ................................................. 33,339 3,906,997

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Regions Financial Corp. .................................................. 116,552 $ 2,335,702
State Street Corp. ....................................................... 38,469 2,846,706
T. Rowe Price Group, Inc. ................................................. 23,936 2,760,060
The Bank of New York Mellon Corp. ......................................... 64,069 3,837,092
The PNC Financial Services Group, Inc. ...................................... 18,390 2,859,277
U.S. Bancorp .......................................................... 52,031 2,065,631
62,881,963
Health Care (8.6%):
AbbVie, Inc. .......................................................... 23,930 4,104,474
Amgen, Inc. ........................................................... 11,573 3,615,984
Bristol-Myers Squibb Co. ................................................. 70,109 2,911,627
CVS Health Corp. ...................................................... 37,141 2,193,547
Gilead Sciences, Inc. .................................................... 42,820 2,937,880
Johnson & Johnson ..................................................... 28,028 4,096,572
Medtronic PLC ........................................................ 45,837 3,607,830
Pfizer, Inc. ............................................................ 111,866 3,130,011
Viatris, Inc. ........................................................... 206,916 2,199,517
28,797,442
Industrials (3.2%):
Lockheed Martin Corp. ................................................... 9,101 4,251,077
Paychex, Inc. .......................................................... 30,898 3,663,267
United Parcel Service, Inc. , Class B .......................................... 20,913 2,861,944
10,776,288
Information Technology (6.6%):
Cisco Systems, Inc. ..................................................... 75,656 3,594,416
Corning, Inc. .......................................................... 101,840 3,956,484
Hewlett Packard Enterprise Co. ............................................. 164,257 3,477,321
HP, Inc. .............................................................. 113,460 3,973,369
International Business Machines Corp. ........................................ 19,848 3,432,712
Texas Instruments, Inc. ................................................... 18,278 3,555,619
21,989,921
Materials (3.9%):
Air Products and Chemicals, Inc. ............................................ 10,036 2,589,790
Dow, Inc. ............................................................ 63,610 3,374,511
International Paper Co. ................................................... 84,375 3,640,781
LyondellBasell Industries NV , Class A ........................................ 37,329 3,570,892
13,175,974
Utilities (24.0%):
Alliant Energy Corp. .................................................... 76,677 3,902,859
Ameren Corp. ......................................................... 46,396 3,299,220
American Electric Power Co., Inc. ........................................... 39,168 3,436,600
CMS Energy Corp. ...................................................... 63,852 3,801,110
Consolidated Edison, Inc. ................................................. 45,532 4,071,471
Dominion Energy, Inc. ................................................... 58,721 2,877,329
DTE Energy Co. ....................................................... 33,451 3,713,396
Duke Energy Corp. ...................................................... 44,647 4,474,969
Edison International ..................................................... 48,896 3,511,222
Entergy Corp. ......................................................... 36,011 3,853,177
Evergy, Inc. ........................................................... 69,682 3,691,056
Exelon Corp. .......................................................... 89,246 3,088,804
FirstEnergy Corp. ....................................................... 98,951 3,786,855
NextEra Energy, Inc. .................................................... 43,250 3,062,532
NiSource, Inc. ......................................................... 129,664 3,735,620
PPL Corp. ............................................................ 145,750 4,029,987
Public Service Enterprise Group, Inc. ......................................... 60,525 4,460,692
Sempra .............................................................. 54,323 4,131,807
The AES Corp. ........................................................ 127,623 2,242,336
The Southern Co. ....................................................... 57,090 4,428,471
WEC Energy Group, Inc. ................................................. 45,556 3,574,324

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 63,860 $ 3,410,763
80,584,600
Total Common Stocks (Cost $323,053,626) 333,791,864
Total Investments (Cost $323,053,626) — 99.4% 333,791,864
Other assets in excess of liabilities — 0.6% 2,176,338
NET ASSETS - 100.00% $ 335,968,202
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 6 9/20/24 $ 1,655,625 $ 1,656,450 $ 825
Total unrealized appreciation $ 825
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 825

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
40
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Banks (19.8%):
Associated Banc-Corp. ................................................... 130,786 $ 2,766,124
Atlantic Union Bankshares Corp. ............................................ 78,754 2,587,069
Bank of Hawaii Corp. .................................................... 35,663 2,040,280
BankUnited, Inc. ....................................................... 75,530 2,210,763
Banner Corp. .......................................................... 62,723 3,113,570
Columbia Banking System, Inc. ............................................ 103,436 2,057,342
Community Financial System, Inc. .......................................... 57,875 2,732,279
CVB Financial Corp. .................................................... 125,593 2,165,223
First Financial Bancorp ................................................... 128,594 2,857,359
First Hawaiian, Inc. ..................................................... 135,534 2,813,686
First Interstate BancSystem, Inc. , Class A ...................................... 86,256 2,395,329
First Merchants Corp. .................................................... 87,194 2,902,688
Fulton Financial Corp. ................................................... 191,299 3,248,257
Independent Bank Corp. .................................................. 47,537 2,411,077
NBT Bancorp, Inc. ...................................................... 84,149 3,248,151
Northwest Bancshares, Inc. ................................................ 278,144 3,212,563
Pacific Premier Bancorp, Inc. .............................................. 99,233 2,279,382
Simmons First National Corp. , Class A ....................................... 136,343 2,396,910
Synovus Financial Corp. .................................................. 61,662 2,478,196
United Bankshares, Inc. .................................................. 81,411 2,640,973
WaFd, Inc. ............................................................ 92,552 2,645,136
WesBanco, Inc. ........................................................ 91,687 2,558,984
57,761,341
Capital Markets (2.3%):
Artisan Partners Asset Management, Inc. , Class A ................................ 68,146 2,812,385
Virtu Financial, Inc. , Class A ............................................... 169,670 3,809,092
6,621,477
Communication Services (3.0%):
Cable One, Inc. (a) ...................................................... 5,104 1,806,816
Cogent Communications Holdings, Inc. ....................................... 34,950 1,972,578
Shutterstock, Inc. ....................................................... 36,318 1,405,507
TEGNA, Inc. .......................................................... 254,043 3,541,359
8,726,260
Consumer Discretionary (16.9%):
Advance Auto Parts, Inc. ................................................. 31,045 1,966,080
Bloomin' Brands, Inc. .................................................... 100,185 1,926,558
Camping World Holdings, Inc. , Class A ....................................... 71,394 1,275,097
Carter's, Inc. .......................................................... 40,508 2,510,281
Cracker Barrel Old Country Store, Inc. (a) ...................................... 34,990 1,475,178
Dana, Inc. ............................................................ 192,508 2,333,197
H&R Block, Inc. ....................................................... 71,825 3,895,070
Jack in the Box, Inc. ..................................................... 39,043 1,988,850
Kontoor Brands, Inc. .................................................... 38,088 2,519,521
LCI Industries ......................................................... 18,451 1,907,464
Levi Strauss & Co. , Class A ............................................... 149,958 2,891,190
Macy's, Inc. ........................................................... 101,415 1,947,168
Marriott Vacations Worldwide Corp. ......................................... 22,354 1,951,951
Nordstrom, Inc. ........................................................ 93,562 1,985,386
Oxford Industries, Inc. ................................................... 27,918 2,795,988
Papa John's International, Inc. .............................................. 39,934 1,876,099
The Buckle, Inc. ........................................................ 65,545 2,421,232
The Cheesecake Factory, Inc. .............................................. 81,118 3,187,126
The Gap, Inc. .......................................................... 83,427 1,993,071
The Wendy's Co. ....................................................... 232,288 3,939,605
Travel + Leisure Co. ..................................................... 56,594 2,545,598
49,331,710
Consumer Finance (1.0%):
Navient Corp. ......................................................... 199,557 2,905,550

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Consumer Staples (2.9%):
Cal-Maine Foods, Inc. ................................................... 50,761 $ 3,102,005
Energizer Holdings, Inc. .................................................. 96,775 2,858,733
Vector Group Ltd. ...................................................... 226,697 2,396,187
8,356,925
Energy (10.0%):
Archrock, Inc. ......................................................... 152,786 3,089,333
Atlas Energy Solutions, Inc. ............................................... 118,849 2,368,660
Crescent Energy Co. , Class A .............................................. 184,160 2,182,296
CVR Energy, Inc. ....................................................... 77,584 2,076,924
Delek U.S. Holdings, Inc. ................................................. 96,609 2,392,039
Equitrans Midstream Corp. ................................................ 253,928 3,295,985
Helmerich & Payne, Inc. .................................................. 61,370 2,217,912
Kinetik Holdings, Inc. ................................................... 95,515 3,958,142
Northern Oil & Gas, Inc. .................................................. 80,243 2,982,632
Patterson-UTI Energy, Inc. ................................................ 170,736 1,768,825
World Kinect Corp. ..................................................... 109,884 2,835,007
29,167,755
Financial Services (2.3%):
Jackson Financial, Inc. , Class A ............................................. 45,984 3,414,772
The Western Union Co. ................................................... 262,181 3,203,852
6,618,624
Health Care (3.0%):
National HealthCare Corp. ................................................ 32,926 3,569,179
Patterson Cos., Inc. ..................................................... 85,850 2,070,702
Premier, Inc. , Class A .................................................... 161,348 3,012,367
8,652,248
Industrials (9.8%):
HNI Corp. ............................................................ 70,952 3,194,259
Kennametal, Inc. ....................................................... 120,444 2,835,252
ManpowerGroup, Inc. ................................................... 50,357 3,514,919
MDU Resources Group, Inc. ............................................... 204,037 5,121,329
MillerKnoll, Inc. ....................................................... 58,880 1,559,731
MSC Industrial Direct Co., Inc. ............................................. 46,154 3,660,474
Ryder System, Inc. ...................................................... 30,615 3,792,586
Steelcase, Inc. , Class A ................................................... 155,690 2,017,742
Trinity Industries, Inc. ................................................... 98,674 2,952,326
28,648,618
Information Technology (2.1%):
Avnet, Inc. ............................................................ 79,937 4,115,956
Clear Secure, Inc. , Class A ................................................ 112,390 2,102,817
6,218,773
Materials (3.4%):
Avient Corp. .......................................................... 71,370 3,115,301
Greif, Inc. , Class A ...................................................... 59,806 3,437,051
Sensient Technologies Corp. ............................................... 45,776 3,396,121
9,948,473
Utilities (22.9%):
ALLETE, Inc. ......................................................... 68,093 4,245,599
American States Water Co. ................................................ 58,796 4,266,826
Avista Corp. .......................................................... 107,071 3,705,727
Black Hills Corp. ....................................................... 68,070 3,701,647
California Water Service Group ............................................. 77,622 3,763,891
Chesapeake Utilities Corp. ................................................ 33,077 3,512,777
Clearway Energy, Inc. , Class C ............................................. 109,622 2,706,567
MGE Energy, Inc. ...................................................... 67,423 5,037,847
National Fuel Gas Co. ................................................... 80,783 4,377,631
New Jersey Resources Corp. ............................................... 100,806 4,308,448

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Northwest Natural Holding Co. ............................................. 90,903 $ 3,282,507
Northwestern Energy Group, Inc. ........................................... 85,545 4,284,094
ONE Gas, Inc. ......................................................... 62,568 3,994,967
Portland General Electric Co. .............................................. 95,841 4,144,165
SJW Group ........................................................... 68,943 3,738,089
Southwest Gas Holdings, Inc. .............................................. 51,093 3,595,925
Spire, Inc. ............................................................ 70,574 4,285,959
66,952,666
Total Common Stocks (Cost $288,952,972) 289,910,420
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (b) ........ 736,646 736,646
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (b) ............ 736,646 736,646
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (b) ............... 736,646 736,646
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (b) . 736,646 736,646
Total Collateral for Securities Loaned (Cost $2,946,584) 2,946,584
Total Investments (Cost $291,899,556) — 100.4% 292,857,004
Liabilities in excess of other assets — (0.4)% (1,297,486)
NET ASSETS - 100.00% $ 291,559,518
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on June 30, 2024.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 11 9/20/24 $ 1,126,776 $ 1,135,750 $ 8,974
Total unrealized appreciation $ 8,974
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 8,974

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF
43
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.8%)
Australia (8.3%):
Communication Services (1.4%):
Telstra Group Ltd. ...................................................... 99,097 $ 239,237
Consumer Staples (1.2%):
Coles Group Ltd. ....................................................... 18,588 211,109
Energy (1.8%):
Santos Ltd. ........................................................... 31,392 160,364
Woodside Energy Group Ltd. .............................................. 8,220 154,645
315,009
Financials (1.4%):
ANZ Group Holdings Ltd. (a) .............................................. 12,657 238,372
Materials (2.5%):
BHP Group Ltd. ........................................................ 6,006 170,950
Fortescue Ltd. ......................................................... 7,132 101,832
Rio Tinto Ltd. ......................................................... 2,147 170,388
443,170
1,446,897
Austria (1.7%):
Energy (0.9%):
OMV AG ............................................................ 3,401 148,075
Utilities (0.8%):
Verbund AG .......................................................... 1,822 143,691
291,766
Canada (11.1%):
Communication Services (2.0%):
BCE, Inc. ............................................................ 5,627 182,274
TELUS Corp. ......................................................... 11,324 171,445
353,719
Energy (5.3%):
Canadian Natural Resources Ltd. ............................................ 3,647 129,921
Enbridge, Inc. ......................................................... 6,093 216,789
Pembina Pipeline Corp. .................................................. 7,130 264,580
Suncor Energy, Inc. ..................................................... 3,930 149,828
TC Energy Corp. ....................................................... 4,320 163,780
924,898
Financials (1.0%):
The Bank of Nova Scotia ................................................. 3,826 175,035
Materials (0.7%):
Nutrien Ltd. ........................................................... 2,258 114,972
Utilities (2.1%):
Emera, Inc. ........................................................... 4,921 164,225
Fortis, Inc. ............................................................ 5,373 208,848
373,073
1,941,697
Denmark (0.6%):
Industrials (0.6%):
AP Moller - Maersk A/S , Class B ........................................... 56 97,359
Svitzer Group A/S (a) .................................................... 113 4,212
101,571

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Finland (3.3%):
Energy (0.4%):
Neste Oyj ............................................................ 3,465 $ 61,684
Financials (1.2%):
Nordea Bank Abp ....................................................... 18,015 214,420
Industrials (0.9%):
Kone Oyj , Class B ...................................................... 3,260 160,892
Materials (0.8%):
UPM-Kymmene Oyj .................................................... 4,141 144,643
581,639
France (11.2%):
Communication Services (1.3%):
Orange SA ............................................................ 22,899 229,363
Consumer Discretionary (1.3%):
Sodexo SA ........................................................... 2,626 236,202
Energy (1.1%):
TotalEnergies SE ....................................................... 2,797 186,680
Financials (3.8%):
Amundi SA (b) ......................................................... 2,527 163,031
BNP Paribas SA ........................................................ 2,575 164,143
Credit Agricole SA (c) .................................................... 14,374 196,090
Societe Generale SA ..................................................... 6,029 141,513
664,777
Health Care (0.7%):
Sanofi SA ............................................................ 1,274 122,696
Industrials (0.8%):
Bouygues SA .......................................................... 4,479 143,740
Utilities (2.2%):
Engie SA ............................................................. 13,754 196,395
Veolia Environnement SA ................................................. 6,141 183,596
379,991
1,963,449
Germany (3.2%):
Consumer Discretionary (1.6%):
Bayerische Motoren Werke AG ............................................. 1,384 130,978
Mercedes-Benz Group AG ................................................ 2,109 145,820
276,798
Industrials (0.8%):
Deutsche Post AG ...................................................... 3,643 147,416
Materials (0.8%):
BASF SE ............................................................ 2,861 138,427
562,641
Hong Kong (3.9%):
Financials (0.9%):
Hang Seng Bank Ltd. .................................................... 11,441 147,100
Real Estate (1.3%):
Sun Hung Kai Properties Ltd. .............................................. 13,282 114,896
Swire Pacific Ltd. , Class A ................................................ 12,463 110,125
225,021

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (1.7%):
CLP Holdings Ltd. ...................................................... 18,805 $ 151,956
Hong Kong & China Gas Co. Ltd. ........................................... 198,444 150,953
302,909
675,030
Italy (8.2%):
Energy (1.1%):
Eni SpA ............................................................. 12,806 196,832
Financials (3.5%):
Intesa Sanpaolo SpA ..................................................... 52,844 196,408
Mediobanca Banca di Credito Finanziario SpA .................................. 12,530 183,681
Poste Italiane SpA (b) .................................................... 18,373 234,020
614,109
Utilities (3.6%):
Enel SpA ............................................................. 32,034 222,757
Snam SpA ............................................................ 43,771 193,620
Terna - Rete Elettrica Nazionale ............................................ 27,253 210,640
627,017
1,437,958
Japan (5.0%):
Communication Services (1.4%):
SoftBank Corp. ........................................................ 20,600 251,562
Consumer Discretionary (0.7%):
Isuzu Motors Ltd. ....................................................... 8,900 117,896
Consumer Staples (1.3%):
Japan Tobacco, Inc. (c) ................................................... 8,100 218,927
Health Care (0.9%):
Takeda Pharmaceutical Co. Ltd. ............................................ 6,400 165,977
Materials (0.7%):
Nippon Steel Corp. ...................................................... 5,400 114,163
868,525
Netherlands (7.2%):
Communication Services (2.0%):
Koninklijke KPN NV .................................................... 91,876 352,204
Consumer Staples (1.1%):
Koninklijke Ahold Delhaize NV ............................................ 6,264 185,060
Financials (3.3%):
ABN AMRO Bank NV (b) ................................................. 8,087 132,924
ASR Nederland NV ..................................................... 2,631 125,397
ING Groep NV ........................................................ 12,894 220,386
NN Group NV (a) ....................................................... 2,314 107,662
586,369
Industrials (0.8%):
Randstad NV .......................................................... 3,173 143,823
1,267,456
Norway (4.8%):
Communication Services (1.1%):
Telenor ASA .......................................................... 17,603 200,720
Energy (1.7%):
Aker BP ASA ......................................................... 5,487 139,938

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Equinor ASA .......................................................... 5,356 $ 152,531
292,469
Financials (1.2%):
DNB Bank ASA ........................................................ 10,653 209,307
Materials (0.8%):
Norsk Hydro ASA ...................................................... 21,506 133,997
836,493
Portugal (0.8%):
Utilities (0.8%):
EDP - Energias de Portugal SA ............................................. 39,335 147,378
Russian Federation (0.0%):(d)
Materials (0.0%):(d)
Evraz PLC (a) (e) (f) ...................................................... 23,292 7,145
Singapore (7.0%):
Communication Services (1.2%):
Singapore Telecommunications Ltd. ......................................... 104,100 211,164
Consumer Staples (0.9%):
Wilmar International Ltd. ................................................. 69,000 157,778
Financials (3.3%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 27,900 296,966
United Overseas Bank Ltd. ................................................ 12,300 284,251
581,217
Industrials (0.8%):
Keppel Ltd. ........................................................... 29,400 140,310
Real Estate (0.8%):
CapitaLand Investment Ltd. ............................................... 72,300 141,859
1,232,328
South Korea (1.5%):
Consumer Discretionary (0.8%):
Hyundai Motor Co. ..................................................... 659 141,262
Financials (0.7%):
Hana Financial Group, Inc. ................................................ 2,564 113,090
254,352
Spain (2.2%):
Energy (0.9%):
Repsol SA ............................................................ 9,910 156,362
Utilities (1.3%):
Iberdrola SA .......................................................... 16,936 219,707
376,069
Sweden (1.4%):
Consumer Discretionary (0.6%):
H & M Hennes & Mauritz AB , Class B (c) ..................................... 6,827 108,031
Financials (0.8%):
Svenska Handelsbanken AB , Class A ......................................... 15,220 145,023
253,054
Switzerland (5.0%):
Communication Services (1.5%):
Swisscom AG , Registered Shares ........................................... 451 253,791

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Financials (0.7%):
Julius Baer Group Ltd. ................................................... 2,266 $ 126,632
Health Care (1.2%):
Roche Holding AG ...................................................... 737 204,699
Industrials (0.8%):
Kuehne + Nagel International AG , Class R ..................................... 481 138,362
Materials (0.8%):
Glencore PLC ......................................................... 25,075 142,964
866,448
United Kingdom (12.4%):
Communication Services (0.8%):
Vodafone Group PLC .................................................... 155,935 137,488
Consumer Staples (4.1%):
Imperial Brands PLC .................................................... 8,936 228,595
Tesco PLC ............................................................ 53,218 205,823
Unilever PLC ......................................................... 4,972 273,045
707,463
Energy (2.2%):
BP PLC .............................................................. 28,124 168,915
Shell PLC (a) .......................................................... 6,086 217,994
386,909
Financials (2.8%):
Admiral Group PLC ..................................................... 4,265 140,963
HSBC Holdings PLC .................................................... 22,876 197,736
NatWest Group PLC ..................................................... 37,789 148,921
487,620
Materials (1.5%):
Anglo American PLC .................................................... 3,740 118,269
Rio Tinto PLC ......................................................... 2,270 149,220
267,489
Utilities (1.0%):
National Grid PLC (a) .................................................... 15,577 173,765
2,160,734
Total Common Stocks (Cost $17,137,361) 17,272,630
Collateral for Securities Loaned (1.7%)^
United States (1.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 76,118 76,118
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (g) ............ 76,118 76,118
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 76,118 76,118
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (g) . 76,118 76,118
Total Collateral for Securities Loaned (Cost $304,472) 304,472
Total Investments (Cost $17,441,833) — 100.5% 17,577,102
Liabilities in excess of other assets — (0.5)% (88,848)
NET ASSETS - 100.00% $ 17,488,254
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$529,975 and amounted to 3.0% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 141,369
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2024.
(g) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 1 9/20/24 $ 117,069 $ 117,160 $ 91
Total unrealized appreciation $ 91
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 91

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Dividend Accelerator ETF
49
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.2%)
Beverages (5.3%):
Brown-Forman Corp. , Class B ............................................. 83,531 $ 3,607,704
PepsiCo, Inc. .......................................................... 26,386 4,351,843
The Coca-Cola Co. ...................................................... 75,026 4,775,405
12,734,952
Consumer Discretionary (7.2%):
Best Buy Co., Inc. ...................................................... 67,007 5,648,020
D.R. Horton, Inc. ....................................................... 9,369 1,320,373
Genuine Parts Co. ...................................................... 22,994 3,180,530
Lowe's Cos., Inc. ....................................................... 9,232 2,035,287
McDonald's Corp. ...................................................... 14,606 3,722,193
Williams-Sonoma, Inc. ................................................... 5,540 1,564,330
17,470,733
Consumer Staples Distribution & Retail (4.9%):
Costco Wholesale Corp. .................................................. 2,783 2,365,522
Sysco Corp. ........................................................... 42,494 3,033,647
Target Corp. .......................................................... 20,404 3,020,608
Walmart, Inc. .......................................................... 51,487 3,486,185
11,905,962
Energy (4.9%):
Chevron Corp. ......................................................... 34,376 5,377,094
Exxon Mobil Corp. ..................................................... 37,817 4,353,493
Texas Pacific Land Corp. (a) ............................................... 2,764 2,029,522
11,760,109
Financials (21.5%):
Aflac, Inc. ............................................................ 41,582 3,713,688
American Financial Group, Inc. ............................................. 19,647 2,416,974
Ameriprise Financial, Inc. ................................................. 6,690 2,857,901
Assurant, Inc. ......................................................... 13,353 2,219,936
Brown & Brown, Inc. .................................................... 19,045 1,702,814
Chubb Ltd. ........................................................... 8,088 2,063,087
Cincinnati Financial Corp. ................................................ 26,079 3,079,930
Commerce Bancshares, Inc. ............................................... 63,983 3,568,972
First Citizens Bancshares, Inc. , Class A ....................................... 769 1,294,696
Franklin Resources, Inc. .................................................. 228,843 5,114,641
Old Republic International Corp. ............................................ 148,242 4,580,678
RLI Corp. ............................................................ 10,823 1,522,688
S&P Global, Inc. ....................................................... 4,141 1,846,886
SEI Investments Co. ..................................................... 48,813 3,157,713
T. Rowe Price Group, Inc. ................................................. 51,152 5,898,337
The Travelers Cos., Inc. .................................................. 24,463 4,974,306
Visa, Inc. , Class A ...................................................... 7,580 1,989,523
52,002,770
Food Products (5.4%):
Archer-Daniels-Midland Co. ............................................... 66,112 3,996,470
Hormel Foods Corp. ..................................................... 188,798 5,756,451
McCormick & Co., Inc. .................................................. 46,025 3,265,014
13,017,935
Health Care (9.0%):
Abbott Laboratories ..................................................... 16,840 1,749,844
Becton Dickinson & Co. .................................................. 8,857 2,069,969
Bristol-Myers Squibb Co. ................................................. 81,258 3,374,645
Cardinal Health, Inc. .................................................... 19,989 1,965,319
Cencora, Inc. .......................................................... 5,889 1,326,792
Danaher Corp. ......................................................... 7,678 1,918,348
Johnson & Johnson ..................................................... 28,828 4,213,500

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Medtronic PLC ........................................................ 66,673 $ 5,247,832
21,866,249
Household Products (8.2%):
Colgate-Palmolive Co. ................................................... 52,288 5,074,027
Kimberly-Clark Corp. .................................................... 48,664 6,725,365
The Clorox Co. ........................................................ 31,272 4,267,690
The Procter & Gamble Co. ................................................ 22,759 3,753,414
19,820,496
Industrials (14.3%):
AGCO Corp. .......................................................... 13,374 1,309,047
Carlisle Cos., Inc. ....................................................... 4,556 1,846,137
CSX Corp. ............................................................ 67,171 2,246,870
Dover Corp. ........................................................... 14,531 2,622,119
Emerson Electric Co. .................................................... 42,811 4,716,060
Illinois Tool Works, Inc. .................................................. 15,241 3,611,507
J.B. Hunt Transport Services, Inc. ........................................... 13,669 2,187,040
Landstar System, Inc. .................................................... 11,278 2,080,566
Nordson Corp. ......................................................... 8,355 1,937,859
Owens Corning ........................................................ 9,486 1,647,908
Simpson Manufacturing Co., Inc. ........................................... 8,123 1,368,969
Stanley Black & Decker, Inc. .............................................. 47,510 3,795,574
Union Pacific Corp. ..................................................... 15,558 3,520,153
W.W. Grainger, Inc. ..................................................... 1,756 1,584,333
34,474,142
Information Technology (1.5%):
Lam Research Corp. ..................................................... 1,753 1,866,682
Microsoft Corp. ........................................................ 3,970 1,774,392
3,641,074
Materials (8.0%):
Air Products and Chemicals, Inc. ............................................ 19,168 4,946,302
Ecolab, Inc. ........................................................... 17,020 4,050,760
Linde PLC ............................................................ 4,014 1,761,383
Nucor Corp. ........................................................... 8,682 1,372,451
PPG Industries, Inc. ..................................................... 24,626 3,100,167
RPM International, Inc. .................................................. 21,340 2,297,891
The Sherwin-Williams Co. ................................................ 6,076 1,813,261
19,342,215
Tobacco (4.1%):
Altria Group, Inc. ....................................................... 219,179 9,983,603
Utilities (4.9%):
Consolidated Edison, Inc. ................................................. 63,501 5,678,259
Duke Energy Corp. ...................................................... 60,986 6,112,627
11,790,886
Total Common Stocks (Cost $233,869,304) 239,811,126
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (b) ........ 465,451 465,451
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (b) ............ 465,451 465,451
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (b) ............... 465,451 465,451
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (b) . 465,451 465,451
Total Collateral for Securities Loaned (Cost $1,861,804) 1,861,804
Total Investments (Cost $235,731,108) — 100.0% 241,672,930
Other assets in excess of liabilities — 0.0%(c) 3,102
NET ASSETS - 100.00% $ 241,676,032

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on June 30, 2024.
(c) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 5 9/20/24 $ 1,379,571 $ 1,380,375 $ 804
Total unrealized appreciation $ 804
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 804

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
52
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (4.5%):
Alphabet, Inc. , Class A ................................................... 21,208 $ 3,863,037
Comcast Corp. , Class A .................................................. 7,902 309,442
Fox Corp. , Class A ...................................................... 30,162 1,036,668
The New York Times Co. , Class A ........................................... 20,699 1,059,996
6,269,143
Communications Equipment (2.2%):
Cisco Systems, Inc. ..................................................... 62,416 2,965,384
Consumer Discretionary (5.1%):
Deckers Outdoor Corp. (a) ................................................. 2,311 2,236,932
Mattel, Inc. (a) ......................................................... 17,293 281,184
Murphy USA, Inc. ...................................................... 2,732 1,282,565
NVR, Inc. (a) .......................................................... 42 318,719
Skechers USA, Inc. , Class A (a) ............................................. 5,980 413,338
Texas Roadhouse, Inc. ................................................... 2,580 443,012
The Home Depot, Inc. ................................................... 893 307,406
Thor Industries, Inc. ..................................................... 2,919 272,781
TopBuild Corp. (a) ...................................................... 777 299,355
Ulta Beauty, Inc. (a) ..................................................... 3,252 1,254,849
7,110,141
Consumer Staples (11.2%):
Coca-Cola Consolidated, Inc. .............................................. 405 439,425
Kimberly-Clark Corp. .................................................... 31,611 4,368,640
Target Corp. .......................................................... 1,933 286,161
The Clorox Co. ........................................................ 2,237 305,284
The Hershey Co. ....................................................... 16,963 3,118,308
The Kroger Co. ........................................................ 29,604 1,478,128
Walmart, Inc. .......................................................... 80,931 5,479,838
15,475,784
Energy (4.8%):
Chevron Corp. ......................................................... 22,614 3,537,282
Chord Energy Corp. ..................................................... 2,020 338,714
EOG Resources, Inc. .................................................... 2,680 337,331
Kinder Morgan, Inc. ..................................................... 93,186 1,851,606
Marathon Petroleum Corp. ................................................ 1,700 294,916
Valero Energy Corp. ..................................................... 2,007 314,617
6,674,466
Financials (7.4%):
Aflac, Inc. ............................................................ 39,598 3,536,497
Everest Group Ltd. ...................................................... 6,030 2,297,551
Mastercard, Inc. , Class A ................................................. 711 313,665
Prudential Financial, Inc. ................................................. 2,934 343,836
T. Rowe Price Group, Inc. ................................................. 2,810 324,021
Unum Group .......................................................... 20,928 1,069,630
Visa, Inc. , Class A ...................................................... 1,227 322,051
W.R. Berkley Corp. ..................................................... 25,268 1,985,559
10,192,810
Health Care (17.4%):
AbbVie, Inc. .......................................................... 27,443 4,707,023
Bristol-Myers Squibb Co. ................................................. 40,496 1,681,799
Cardinal Health, Inc. .................................................... 3,843 377,844
Cencora, Inc. .......................................................... 13,821 3,113,871
Centene Corp. (a) ....................................................... 4,365 289,400
Johnson & Johnson ..................................................... 32,646 4,771,539
Merck & Co., Inc. ...................................................... 38,140 4,721,732
The Cigna Group ....................................................... 943 311,728

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
UnitedHealth Group, Inc. ................................................. 8,149 $ 4,149,960
24,124,896
Industrials (20.8%):
Carlisle Cos., Inc. ....................................................... 874 354,154
Core & Main, Inc. , Class A (a) .............................................. 6,044 295,793
CSX Corp. ............................................................ 14,198 474,923
Expeditors International of Washington, Inc. .................................... 2,818 351,658
Fastenal Co. ........................................................... 44,359 2,787,520
General Dynamics Corp. .................................................. 7,270 2,109,318
Leidos Holdings, Inc. .................................................... 16,567 2,416,794
Lockheed Martin Corp. ................................................... 9,670 4,516,857
Owens Corning ........................................................ 2,054 356,821
Republic Services, Inc. ................................................... 21,985 4,272,565
Science Applications International Corp. ...................................... 6,937 815,444
Snap-on, Inc. .......................................................... 7,198 1,881,485
SS&C Technologies Holdings, Inc. .......................................... 15,982 1,001,592
Textron, Inc. .......................................................... 24,526 2,105,802
UFP Industries, Inc. ..................................................... 2,785 311,920
Verisk Analytics, Inc. .................................................... 1,453 391,656
Waste Management, Inc. .................................................. 20,284 4,327,389
28,771,691
IT Services (3.7%):
Akamai Technologies, Inc. (a) .............................................. 20,839 1,877,177
Cognizant Technology Solutions Corp. , Class A ................................. 47,921 3,258,628
5,135,805
Software (10.2%):
Microsoft Corp. ........................................................ 31,717 14,175,913
Technology Hardware, Storage & Peripherals (12.2%):
Apple, Inc. ........................................................... 63,745 13,425,972
NetApp, Inc. .......................................................... 26,554 3,420,155
16,846,127
Total Common Stocks (Cost $119,343,610) 137,742,160
Total Investments (Cost $119,343,610) — 99.5% 137,742,160
Other assets in excess of liabilities — 0.5% 738,181
NET ASSETS - 100.00% $ 138,480,341
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 9/20/24 $ 828,213 $ 828,225 $ 12
Total unrealized appreciation $ 12
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 12

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
54
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.5%):
Alphabet, Inc. , Class A ................................................... 5,380 $ 979,967
AT&T, Inc. ........................................................... 46,196 882,806
Charter Communications, Inc. , Class A (a) ..................................... 1,881 562,344
Comcast Corp. , Class A .................................................. 21,364 836,614
Electronic Arts, Inc. ..................................................... 7,647 1,065,456
Endeavor Group Holdings, Inc. , Class A ....................................... 19,132 517,138
Fox Corp. , Class A ...................................................... 28,786 989,375
Liberty Media Corp.-Liberty Formula One (a) ................................... 10,029 720,483
Live Nation Entertainment, Inc. (a) ........................................... 7,956 745,795
Meta Platforms, Inc. , Class A .............................................. 1,130 569,769
Netflix, Inc. (a) ......................................................... 922 622,239
News Corp. , Class A ..................................................... 33,287 917,723
Omnicom Group, Inc. .................................................... 9,996 896,641
The Interpublic Group of Cos., Inc. .......................................... 22,708 660,576
The Trade Desk, Inc. , Class A (a) ............................................ 4,816 470,379
The Walt Disney Co. .................................................... 6,724 667,626
T-Mobile US, Inc. ...................................................... 8,630 1,520,433
Verizon Communications, Inc. .............................................. 19,694 812,181
Warner Music Group Corp. , Class A ......................................... 22,014 674,729
15,112,274
Consumer Discretionary (9.4%):
Airbnb, Inc. , Class A (a) .................................................. 3,657 554,511
Amazon.com, Inc. (a) .................................................... 3,866 747,104
Aptiv PLC (a) .......................................................... 7,726 544,065
AutoZone, Inc. (a) ....................................................... 310 918,871
Best Buy Co., Inc. ...................................................... 9,543 804,379
Booking Holdings, Inc. ................................................... 210 831,915
Burlington Stores, Inc. (a) ................................................. 2,300 552,000
CarMax Auto Owner Trust (a) .............................................. 6,550 480,377
Carvana Co. (a) ......................................................... 2,312 297,601
Chipotle Mexican Grill, Inc. (a) ............................................. 16,526 1,035,354
Coupang, Inc. (a) ....................................................... 29,467 617,334
D.R. Horton, Inc. ....................................................... 4,457 628,125
Darden Restaurants, Inc. .................................................. 6,849 1,036,391
Deckers Outdoor Corp. (a) ................................................. 608 588,514
Dick's Sporting Goods, Inc. ................................................ 2,843 610,819
Domino's Pizza, Inc. ..................................................... 1,662 858,140
eBay, Inc. ............................................................ 15,226 817,941
Expedia Group, Inc. (a) ................................................... 3,170 399,388
Five Below, Inc. (a) ...................................................... 3,414 372,024
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 4,588 456,093
Ford Motor Co. ........................................................ 49,961 626,511
Garmin Ltd. ........................................................... 6,703 1,092,053
General Motors Co. ..................................................... 16,331 758,738
Genuine Parts Co. ...................................................... 5,642 780,401
Hilton Worldwide Holdings, Inc. ............................................ 5,158 1,125,476
Hyatt Hotels Corp. , Class A ................................................ 4,340 659,333
Las Vegas Sands Corp. ................................................... 13,366 591,445
Lennar Corp. , Class A .................................................... 4,413 661,376
LKQ Corp. ........................................................... 19,174 797,447
Lowe's Cos., Inc. ....................................................... 3,920 864,203
Marriott International, Inc. , Class A .......................................... 3,739 903,978
McDonald's Corp. ...................................................... 4,843 1,234,190
MGM Resorts International (a) .............................................. 14,408 640,292
NIKE, Inc. , Class B ..................................................... 7,076 533,318
NVR, Inc. (a) .......................................................... 105 796,799
O'Reilly Automotive, Inc. (a) ............................................... 933 985,304
Pool Corp. ............................................................ 1,747 536,906
PulteGroup, Inc. ........................................................ 6,051 666,215
Ralph Lauren Corp. ..................................................... 3,573 625,489
Ross Stores, Inc. ....................................................... 6,917 1,005,178

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Royal Caribbean Cruises Ltd. (a) ............................................ 5,005 $ 797,947
Service Corp. International ................................................ 10,491 746,225
Starbucks Corp. ........................................................ 10,257 798,507
Tapestry, Inc. .......................................................... 12,634 540,609
Tesla, Inc. (a) .......................................................... 2,108 417,131
The Home Depot, Inc. ................................................... 2,961 1,019,295
The TJX Cos., Inc. ...................................................... 13,371 1,472,147
Toll Brothers, Inc. ...................................................... 5,313 611,951
TopBuild Corp. (a) ...................................................... 1,361 524,352
Tractor Supply Co. ...................................................... 3,509 947,430
Ulta Beauty, Inc. (a) ..................................................... 1,466 565,685
Williams-Sonoma, Inc. ................................................... 2,356 665,264
Wynn Resorts Ltd. ...................................................... 6,683 598,129
Yum! Brands, Inc. ...................................................... 9,451 1,251,879
39,992,149
Consumer Staples (8.9%):
Altria Group, Inc. ....................................................... 26,809 1,221,150
Archer-Daniels-Midland Co. ............................................... 10,623 642,160
Brown-Forman Corp. , Class B ............................................. 13,100 565,789
Campbell Soup Co. ..................................................... 22,267 1,006,246
Casey's General Stores, Inc. ............................................... 3,020 1,152,311
Celsius Holdings, Inc. (a) .................................................. 4,306 245,830
Church & Dwight Co., Inc. ................................................ 11,199 1,161,112
Colgate-Palmolive Co. ................................................... 15,960 1,548,758
Conagra Brands, Inc. .................................................... 35,133 998,480
Constellation Brands, Inc. , Class A .......................................... 4,612 1,186,575
Costco Wholesale Corp. .................................................. 1,691 1,437,333
Coty, Inc. , Class A (a) .................................................... 46,895 469,888
Dollar General Corp. .................................................... 4,111 543,597
Dollar Tree, Inc. (a) ...................................................... 4,879 520,931
elf Beauty, Inc. (a) ....................................................... 1,901 400,579
General Mills, Inc. ...................................................... 17,136 1,084,023
Hormel Foods Corp. ..................................................... 19,938 607,910
Kellanova ............................................................ 19,062 1,099,496
Keurig Dr Pepper, Inc. ................................................... 35,598 1,188,973
Kimberly-Clark Corp. .................................................... 10,885 1,504,307
Lamb Weston Holdings, Inc. ............................................... 7,579 637,242
McCormick & Co., Inc. .................................................. 12,437 882,281
Molson Coors Beverage Co. , Class B ......................................... 16,561 841,796
Mondelez International, Inc. , Class A ......................................... 15,957 1,044,226
Monster Beverage Corp. (a) ................................................ 15,329 765,684
PepsiCo, Inc. .......................................................... 7,616 1,256,107
Performance Food Group Co. (a) ............................................ 11,438 756,166
Philip Morris International, Inc. ............................................. 14,366 1,455,707
Sysco Corp. ........................................................... 14,186 1,012,739
Target Corp. .......................................................... 4,273 632,575
The Clorox Co. ........................................................ 5,441 742,533
The Coca-Cola Co. ...................................................... 24,966 1,589,086
The Estee Lauder Cos., Inc. ............................................... 3,120 331,968
The Hershey Co. ....................................................... 5,652 1,039,007
The Kraft Heinz Co. ..................................................... 30,939 996,855
The Kroger Co. ........................................................ 22,597 1,128,268
The Procter & Gamble Co. ................................................ 8,725 1,438,927
U.S. Foods Holding Corp. (a) ............................................... 19,883 1,053,401
Walgreens Boots Alliance, Inc. ............................................. 24,746 299,303
Walmart, Inc. .......................................................... 21,011 1,422,655
37,911,974
Energy (5.4%):
Baker Hughes Co. ...................................................... 30,286 1,065,159
Cheniere Energy, Inc. .................................................... 6,095 1,065,589
Chesapeake Energy Corp. (b) ............................................... 9,386 771,435
Chevron Corp. ......................................................... 6,317 988,105

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
ConocoPhillips Co. ..................................................... 7,780 $ 889,876
Coterra Energy, Inc. ..................................................... 32,752 873,496
Devon Energy Corp. ..................................................... 16,478 781,057
Diamondback Energy, Inc. ................................................ 4,529 906,660
EOG Resources, Inc. .................................................... 6,979 878,447
EQT Corp. ............................................................ 17,061 630,916
Exxon Mobil Corp. ..................................................... 8,822 1,015,589
Halliburton Co. ........................................................ 20,568 694,787
HF Sinclair Corp. ....................................................... 12,517 667,657
Kinder Morgan, Inc. ..................................................... 69,510 1,381,164
Marathon Oil Corp. ..................................................... 28,638 821,051
Marathon Petroleum Corp. ................................................ 4,721 818,999
Occidental Petroleum Corp. ............................................... 13,802 869,940
ONEOK, Inc. .......................................................... 13,349 1,088,611
Ovintiv, Inc. .......................................................... 13,019 610,201
Permian Resources Corp. ................................................. 39,188 632,886
Phillips 66 ............................................................ 6,154 868,760
Schlumberger NV ...................................................... 14,738 695,339
Targa Resources Corp. ................................................... 9,103 1,172,284
Texas Pacific Land Corp. (b) ............................................... 1,115 818,711
The Williams Cos., Inc. .................................................. 32,632 1,386,860
Valero Energy Corp. ..................................................... 5,295 830,044
23,223,623
Financials (17.6%):
Aflac, Inc. ............................................................ 12,489 1,115,393
Ally Financial, Inc. ...................................................... 14,843 588,822
American Express Co. ................................................... 4,390 1,016,504
American Financial Group, Inc. ............................................. 7,680 944,794
American International Group, Inc. .......................................... 16,098 1,195,115
Ameriprise Financial, Inc. ................................................. 2,757 1,177,763
Aon PLC , Class A ...................................................... 3,190 936,520
Apollo Global Management, Inc. ............................................ 7,115 840,068
Arch Capital Group Ltd. (a) ................................................ 10,024 1,011,321
Ares Management Corp. , Class A ........................................... 5,954 793,549
Arthur J. Gallagher & Co. ................................................. 4,602 1,193,345
Bank of America Corp. ................................................... 24,218 963,150
Berkshire Hathaway, Inc. , Class B (a) ......................................... 3,866 1,572,689
BlackRock, Inc. ........................................................ 1,261 992,811
Blackstone, Inc. ........................................................ 5,146 637,075
Block, Inc. (a) .......................................................... 4,884 314,969
Brown & Brown, Inc. .................................................... 12,536 1,120,844
Capital One Financial Corp. ............................................... 5,674 785,565
Cboe Global Markets, Inc. ................................................ 5,958 1,013,217
Chubb Ltd. ........................................................... 4,574 1,166,736
Cincinnati Financial Corp. ................................................ 8,927 1,054,279
Citigroup, Inc. ......................................................... 16,828 1,067,905
Citizens Financial Group, Inc. .............................................. 17,630 635,209
CME Group, Inc. ....................................................... 5,406 1,062,820
Coinbase Global, Inc. , Class A (a) ........................................... 1,319 293,121
Corebridge Financial, Inc. ................................................. 33,035 961,979
Equitable Holdings, Inc. .................................................. 23,338 953,591
Erie Indemnity Co. , Class A ............................................... 1,557 564,257
Everest Group Ltd. ...................................................... 2,257 859,962
FactSet Research Systems, Inc. ............................................. 2,388 974,949
Fidelity National Financial, Inc. ............................................ 18,085 893,761
Fifth Third Bancorp ..................................................... 18,490 674,700
First Citizens Bancshares, Inc. , Class A ....................................... 455 766,043
Fiserv, Inc. (a) .......................................................... 8,518 1,269,523
Franklin Resources, Inc. .................................................. 25,856 577,882
Global Payments, Inc. .................................................... 5,871 567,726
Globe Life, Inc. ........................................................ 10,940 900,143
Huntington Bancshares, Inc. ............................................... 54,209 714,475
Interactive Brokers Group, Inc. ............................................. 7,660 939,116

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Intercontinental Exchange, Inc. ............................................. 8,820 $ 1,207,370
Jack Henry & Associates, Inc. .............................................. 5,850 971,217
JPMorgan Chase & Co. .................................................. 7,317 1,479,936
KeyCorp ............................................................. 34,281 487,133
Kinsale Capital Group, Inc. ................................................ 1,009 388,747
KKR & Co., Inc. ....................................................... 7,236 761,517
Loews Corp. .......................................................... 20,016 1,495,996
LPL Financial Holdings, Inc. ............................................... 2,918 814,997
M&T Bank Corp. ....................................................... 4,780 723,501
Markel Group, Inc. (a) .................................................... 592 932,791
Marsh & McLennan Cos., Inc. ............................................. 6,675 1,406,556
Mastercard, Inc. , Class A ................................................. 2,719 1,199,514
MetLife, Inc. .......................................................... 14,191 996,066
Moody's Corp. ......................................................... 2,573 1,083,053
Morgan Stanley ........................................................ 9,717 944,395
Morningstar, Inc. ....................................................... 2,421 716,253
MSCI, Inc. ........................................................... 1,423 685,530
Nasdaq, Inc. .......................................................... 18,678 1,125,536
Northern Trust Corp. .................................................... 8,256 693,339
PayPal Holdings, Inc. (a) .................................................. 8,710 505,441
Principal Financial Group, Inc. ............................................. 12,287 963,915
Prudential Financial, Inc. ................................................. 9,455 1,108,031
Raymond James Financial, Inc. ............................................. 7,586 937,705
Regions Financial Corp. .................................................. 33,050 662,322
Reinsurance Group of America, Inc. ......................................... 6,082 1,248,452
RenaissanceRe Holdings Ltd. .............................................. 3,205 716,350
Ryan Specialty Holdings, Inc. .............................................. 18,080 1,047,013
S&P Global, Inc. ....................................................... 2,252 1,004,392
State Street Corp. ....................................................... 10,909 807,266
Synchrony Financial ..................................................... 18,090 853,667
T. Rowe Price Group, Inc. ................................................. 6,788 782,724
The Bank of New York Mellon Corp. ......................................... 18,164 1,087,842
The Charles Schwab Corp. ................................................ 9,642 710,519
The Goldman Sachs Group, Inc. ............................................ 2,410 1,090,091
The Hartford Financial Services Group, Inc. .................................... 12,830 1,289,928
The PNC Financial Services Group, Inc. ...................................... 5,217 811,139
The Progressive Corp. ................................................... 3,761 781,197
The Travelers Cos., Inc. .................................................. 5,219 1,061,231
Tradeweb Markets, Inc. , Class A ............................................ 8,215 870,790
U.S. Bancorp .......................................................... 14,754 585,734
Visa, Inc. , Class A ...................................................... 5,132 1,346,996
W.R. Berkley Corp. ..................................................... 11,968 940,445
Wells Fargo & Co. ...................................................... 15,361 912,290
75,350,618
Health Care (11.9%):
Abbott Laboratories ..................................................... 9,400 976,754
AbbVie, Inc. .......................................................... 6,786 1,163,935
Agilent Technologies, Inc. ................................................. 5,609 727,095
Align Technology, Inc. (a) ................................................. 1,339 323,275
Amgen, Inc. ........................................................... 3,278 1,024,211
Avantor, Inc. (a) ........................................................ 26,424 560,189
Becton Dickinson & Co. .................................................. 4,211 984,153
Biogen, Inc. (a) ......................................................... 4,056 940,262
BioMarin Pharmaceutical, Inc. (a) ........................................... 8,383 690,172
Bio-Techne Corp. ....................................................... 8,597 615,975
Boston Scientific Corp. (a) ................................................. 15,212 1,171,476
Bristol-Myers Squibb Co. ................................................. 19,883 825,741
Bruker Corp. .......................................................... 7,192 458,922
Cardinal Health, Inc. .................................................... 8,798 865,019
Cencora, Inc. .......................................................... 5,507 1,240,727
Centene Corp. (a) ....................................................... 10,418 690,713
Charles River Laboratories International, Inc. (a) ................................. 2,434 502,816
CVS Health Corp. ...................................................... 10,534 622,138

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Danaher Corp. ......................................................... 3,489 $ 871,727
DaVita, Inc. (a) ......................................................... 4,322 598,900
Dexcom, Inc. (a) ........................................................ 4,420 501,140
Edwards Lifesciences Corp. (a) ............................................. 8,084 746,719
Elevance Health, Inc. .................................................... 1,911 1,035,495
Eli Lilly & Co. ......................................................... 864 782,248
GE HealthCare Technologies, Inc. ........................................... 7,980 621,802
Gilead Sciences, Inc. .................................................... 12,146 833,337
HCA Healthcare, Inc. .................................................... 2,935 942,957
Hologic, Inc. (a) ........................................................ 14,259 1,058,731
Humana, Inc. .......................................................... 1,785 666,965
IDEXX Laboratories, Inc. (a) ............................................... 1,165 567,588
Incyte Corp. (a) ......................................................... 13,666 828,433
Insulet Corp. (a) ........................................................ 2,752 555,354
Intuitive Surgical, Inc. (a) ................................................. 1,857 826,086
IQVIA Holdings, Inc. (a) .................................................. 2,878 608,524
Johnson & Johnson ..................................................... 7,945 1,161,241
Labcorp Holdings, Inc. ................................................... 5,490 1,117,270
McKesson Corp. ....................................................... 2,029 1,185,017
Medpace Holdings, Inc. (a) ................................................ 1,291 531,698
Medtronic PLC ........................................................ 12,995 1,022,836
Merck & Co., Inc. ...................................................... 9,203 1,139,331
Mettler-Toledo International, Inc. (a) ......................................... 600 838,554
Molina Healthcare, Inc. (a) ................................................ 2,069 615,114
Neurocrine Biosciences, Inc. (a) ............................................. 6,301 867,459
Pfizer, Inc. ............................................................ 31,720 887,526
Quest Diagnostics, Inc. ................................................... 8,758 1,198,795
Regeneron Pharmaceuticals, Inc. (a) .......................................... 997 1,047,877
Repligen Corp. (a) ....................................................... 2,254 284,139
ResMed, Inc. .......................................................... 3,192 611,013
Revvity, Inc. .......................................................... 5,511 577,883
STERIS PLC .......................................................... 4,365 958,292
Stryker Corp. .......................................................... 2,653 902,683
The Cigna Group ....................................................... 1,918 634,033
The Cooper Cos., Inc. (a) .................................................. 10,039 876,405
Thermo Fisher Scientific, Inc. .............................................. 1,604 887,012
United Therapeutics Corp. (a) .............................................. 3,733 1,189,147
UnitedHealth Group, Inc. ................................................. 1,942 988,983
Veeva Systems, Inc. , Class A (a) ............................................. 2,859 523,226
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,928 903,692
Viatris, Inc. ........................................................... 58,678 623,747
Waters Corp. (a) ........................................................ 2,061 597,937
West Pharmaceutical Services, Inc. .......................................... 1,801 593,231
Zimmer Biomet Holdings, Inc. ............................................. 7,421 805,401
Zoetis, Inc. ........................................................... 4,040 700,374
50,699,495
Industrials (17.7%):
A.O. Smith Corp. ....................................................... 11,435 935,154
Advanced Drainage Systems, Inc. ........................................... 3,680 590,235
AECOM ............................................................. 11,217 988,666
Allegion PLC ......................................................... 6,441 761,004
AMETEK, Inc. ........................................................ 7,226 1,204,646
Automatic Data Processing, Inc. ............................................ 4,124 984,358
Axon Enterprise, Inc. (a) .................................................. 1,864 548,463
Booz Allen Hamilton Holding Corp. ......................................... 5,339 821,672
Broadridge Financial Solutions, Inc. ......................................... 5,717 1,126,249
Builders FirstSource, Inc. (a) ............................................... 2,446 338,551
Carlisle Cos., Inc. ....................................................... 2,068 837,974
Carrier Global Corp. ..................................................... 13,239 835,116
Caterpillar, Inc. ........................................................ 2,307 768,462
Cintas Corp. .......................................................... 1,847 1,293,380
Comfort Systems USA, Inc. ............................................... 1,860 565,663
Copart, Inc. (a) ......................................................... 18,097 980,134

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
CSX Corp. ............................................................ 30,490 $ 1,019,891
Cummins, Inc. ......................................................... 3,442 953,193
Dayforce, Inc. (a) ....................................................... 8,977 445,259
Deere & Co. .......................................................... 2,368 884,756
Delta Air Lines, Inc. ..................................................... 15,779 748,556
Dover Corp. ........................................................... 6,236 1,125,286
Eaton Corp. PLC ....................................................... 2,869 899,575
EMCOR Group, Inc. .................................................... 2,464 899,557
Emerson Electric Co. .................................................... 8,150 897,804
Equifax, Inc. .......................................................... 2,584 626,517
Expeditors International of Washington, Inc. .................................... 8,365 1,043,868
Fastenal Co. ........................................................... 13,942 876,115
FedEx Corp. .......................................................... 3,199 959,188
Fortive Corp. .......................................................... 11,228 831,995
GE Vernova, Inc. (a) ..................................................... 1,487 255,035
General Dynamics Corp. .................................................. 4,168 1,209,304
General Electric Co. ..................................................... 5,942 944,600
Graco, Inc. ........................................................... 10,399 824,433
HEICO Corp. .......................................................... 5,230 1,169,480
Honeywell International, Inc. .............................................. 6,139 1,310,922
Howmet Aerospace, Inc. .................................................. 14,163 1,099,474
Hubbell, Inc. .......................................................... 2,143 783,224
Huntington Ingalls Industries, Inc. ........................................... 3,268 805,006
IDEX Corp. ........................................................... 4,591 923,709
Illinois Tool Works, Inc. .................................................. 4,719 1,118,214
Ingersoll Rand, Inc. ..................................................... 10,737 975,349
J.B. Hunt Transport Services, Inc. ........................................... 3,841 614,560
Jacobs Solutions, Inc. .................................................... 6,473 904,343
Johnson Controls International PLC .......................................... 13,292 883,519
L3Harris Technologies, Inc. ............................................... 4,269 958,732
Leidos Holdings, Inc. .................................................... 8,012 1,168,791
Lennox International, Inc. ................................................. 1,624 868,808
Lincoln Electric Holdings, Inc. ............................................. 3,413 643,828
Lockheed Martin Corp. ................................................... 2,585 1,207,454
Masco Corp. .......................................................... 10,552 703,502
Nordson Corp. ......................................................... 4,113 953,969
Norfolk Southern Corp. .................................................. 3,439 738,319
Northrop Grumman Corp. ................................................. 1,928 840,512
Old Dominion Freight Line, Inc. ............................................ 3,148 555,937
Otis Worldwide Corp. .................................................... 13,757 1,324,249
Owens Corning ........................................................ 4,579 795,464
PACCAR, Inc. ......................................................... 9,367 964,239
Parker-Hannifin Corp. ................................................... 1,532 774,901
Paychex, Inc. .......................................................... 8,761 1,038,704
Quanta Services, Inc. .................................................... 2,772 704,338
Republic Services, Inc. ................................................... 8,228 1,599,030
Rockwell Automation, Inc. ................................................ 2,194 603,964
Rollins, Inc. ........................................................... 18,674 911,104
RTX Corp. ............................................................ 9,113 914,854
Saia, Inc. (a) ........................................................... 917 434,924
Snap-on, Inc. .......................................................... 3,444 900,227
Southwest Airlines Co. ................................................... 18,088 517,498
SS&C Technologies Holdings, Inc. .......................................... 15,554 974,769
Textron, Inc. .......................................................... 9,440 810,518
Trane Technologies PLC .................................................. 2,772 911,794
TransDigm Group, Inc. ................................................... 814 1,039,975
Uber Technologies, Inc. (a) ................................................ 7,116 517,191
U-Haul Holding Co. ..................................................... 10,603 636,392
Union Pacific Corp. ..................................................... 3,951 893,953
United Airlines Holdings, Inc. (a) ............................................ 12,482 607,374
United Parcel Service, Inc. , Class B .......................................... 5,926 810,973
United Rentals, Inc. ..................................................... 813 525,792
Veralto Corp. .......................................................... 6,827 651,774
Verisk Analytics, Inc. .................................................... 4,854 1,308,396

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Vertiv Holdings Co. , Class A ............................................... 5,641 $ 488,341
W.W. Grainger, Inc. ..................................................... 992 895,022
Waste Management, Inc. .................................................. 5,977 1,275,133
Watsco, Inc. ........................................................... 1,928 893,127
Westinghouse Air Brake Technologies Corp. .................................... 7,969 1,259,500
XPO, Inc. (a) .......................................................... 3,743 397,319
Xylem, Inc. ........................................................... 7,857 1,065,645
75,698,795
Information Technology (13.3%):
Accenture PLC , Class A .................................................. 2,934 890,205
Adobe, Inc. (a) ......................................................... 1,276 708,869
Advanced Micro Devices, Inc. (a) ............................................ 2,302 373,407
Akamai Technologies, Inc. (a) .............................................. 8,892 800,991
Amphenol Corp. , Class A ................................................. 21,836 1,471,091
Analog Devices, Inc. .................................................... 4,404 1,005,257
Apple, Inc. ........................................................... 6,051 1,274,462
Applied Materials, Inc. ................................................... 2,929 691,215
AppLovin Corp. , Class A (a) ............................................... 5,472 455,380
Arista Networks, Inc. (a) .................................................. 1,684 590,208
Autodesk, Inc. (a) ....................................................... 3,042 752,743
Bentley Systems, Inc. , Class B ............................................. 13,705 676,479
Broadcom, Inc. ........................................................ 489 785,104
Cadence Design Systems, Inc. (a) ............................................ 2,605 801,689
CDW Corp. ........................................................... 4,510 1,009,518
Cisco Systems, Inc. ..................................................... 21,457 1,019,422
Cognizant Technology Solutions Corp. , Class A ................................. 12,483 848,844
Corning, Inc. .......................................................... 28,881 1,122,027
Corpay, Inc. (a) ......................................................... 2,941 783,512
Datadog, Inc. , Class A (a) ................................................. 2,898 375,842
Dell Technologies, Inc. , Class C ............................................ 5,574 768,710
DocuSign, Inc. (a) ....................................................... 9,971 533,449
Dynatrace, Inc. (a) ...................................................... 13,121 587,034
Elastic NV (a) .......................................................... 2,423 276,004
Enphase Energy, Inc. (a) .................................................. 2,606 259,844
Entegris, Inc. .......................................................... 4,349 588,855
EPAM Systems, Inc. (a) ................................................... 2,009 377,913
F5, Inc. (a) ............................................................ 5,792 997,556
Fair Isaac Corp. (a) ...................................................... 603 897,662
First Solar, Inc. (a) ...................................................... 3,008 678,184
Fortinet, Inc. (a) ........................................................ 6,875 414,356
Gartner, Inc. (a) ........................................................ 1,701 763,851
Gen Digital, Inc. ....................................................... 31,327 782,548
GoDaddy, Inc. , Class A (a) ................................................. 6,798 949,749
Hewlett Packard Enterprise Co. ............................................. 46,581 986,120
HP, Inc. .............................................................. 32,173 1,126,698
Intel Corp. ............................................................ 12,547 388,581
International Business Machines Corp. ........................................ 5,632 974,054
Intuit, Inc. ............................................................ 1,357 891,834
Jabil, Inc. ............................................................ 3,562 387,510
Keysight Technologies, Inc. (a) ............................................. 4,749 649,426
KLA Corp. ........................................................... 931 767,619
Lam Research Corp. ..................................................... 650 692,152
Lattice Semiconductor Corp. (a) ............................................. 5,550 321,845
Manhattan Associates, Inc. (a) .............................................. 3,020 744,974
Microchip Technology, Inc. ................................................ 7,778 711,687
Microsoft Corp. ........................................................ 2,357 1,053,461
MicroStrategy, Inc. (a) .................................................... 280 385,694
Monolithic Power Systems, Inc. ............................................ 654 537,379
Motorola Solutions, Inc. .................................................. 3,533 1,363,915
NetApp, Inc. .......................................................... 9,373 1,207,242
NVIDIA Corp. ......................................................... 6,212 767,430
NXP Semiconductors NV ................................................. 2,713 730,041
ON Semiconductor Corp. (a) ............................................... 5,614 384,840

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Oracle Corp. .......................................................... 5,708 $ 805,970
Palantir Technologies, Inc. , Class A (a) ........................................ 11,493 291,118
Palo Alto Networks, Inc. (a) ................................................ 1,263 428,170
PTC, Inc. (a) ........................................................... 5,723 1,039,697
Pure Storage, Inc. , Class A (a) .............................................. 8,305 533,264
QUALCOMM, Inc. ..................................................... 4,455 887,347
Roper Technologies, Inc. .................................................. 2,539 1,431,133
Salesforce, Inc. ........................................................ 2,555 656,890
ServiceNow, Inc. (a) ..................................................... 1,017 800,043
Skyworks Solutions, Inc. ................................................. 7,153 762,367
Super Micro Computer, Inc. (a) ............................................. 247 202,379
Synopsys, Inc. (a) ....................................................... 1,303 775,363
TE Connectivity Ltd. .................................................... 6,849 1,030,295
Teledyne Technologies, Inc. (a) ............................................. 2,327 902,829
Teradyne, Inc. ......................................................... 6,085 902,345
Texas Instruments, Inc. ................................................... 5,183 1,008,249
Trimble, Inc. (a) ........................................................ 10,675 596,946
Tyler Technologies, Inc. (a) ................................................ 1,954 982,432
VeriSign, Inc. (a) ........................................................ 5,672 1,008,482
Workday, Inc. , Class A (a) ................................................. 2,387 533,638
Zebra Technologies Corp. (a) ............................................... 1,665 514,368
Zoom Video Communications, Inc. , Class A (a) .................................. 9,376 554,965
57,032,772
Materials (4.6%):
Air Products and Chemicals, Inc. ............................................ 2,850 735,443
Albemarle Corp. ....................................................... 3,112 297,258
Avery Dennison Corp. ................................................... 5,102 1,115,552
Ball Corp. ............................................................ 10,488 629,490
Celanese Corp. ......................................................... 4,987 672,696
CF Industries Holdings, Inc. ............................................... 9,002 667,228
Corteva, Inc. .......................................................... 11,395 614,646
Dow, Inc. ............................................................ 18,034 956,704
DuPont de Nemours, Inc. ................................................. 10,971 883,056
Ecolab, Inc. ........................................................... 4,602 1,095,276
Freeport-McMoRan, Inc. ................................................. 16,116 783,238
International Paper Co. ................................................... 23,925 1,032,364
Linde PLC ............................................................ 2,620 1,149,682
LyondellBasell Industries NV , Class A ........................................ 10,581 1,012,178
Martin Marietta Materials, Inc. ............................................. 1,564 847,375
Nucor Corp. ........................................................... 3,990 630,739
Packaging Corp. of America ............................................... 5,230 954,789
PPG Industries, Inc. ..................................................... 7,314 920,759
Reliance, Inc. .......................................................... 2,461 702,862
RPM International, Inc. .................................................. 7,211 776,481
Steel Dynamics, Inc. ..................................................... 5,104 660,968
The Sherwin-Williams Co. ................................................ 3,124 932,295
Vulcan Materials Co. .................................................... 3,536 879,333
Westlake Corp. ........................................................ 5,253 760,739
19,711,151
Real Estate (0.3%):
CBRE Group, Inc. , Class A (a) .............................................. 7,773 692,652
CoStar Group, Inc. (a) .................................................... 8,732 647,391
1,340,043
Utilities (6.9%):
Alliant Energy Corp. .................................................... 21,745 1,106,821
Ameren Corp. ......................................................... 13,156 935,523
American Electric Power Co., Inc. ........................................... 11,105 974,353
American Water Works Co., Inc. ............................................ 7,646 987,557
Atmos Energy Corp. ..................................................... 10,749 1,253,871
CenterPoint Energy, Inc. .................................................. 38,844 1,203,387
CMS Energy Corp. ...................................................... 18,108 1,077,969

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Consolidated Edison, Inc. ................................................. 12,912 $ 1,154,591
Constellation Energy Corp. ................................................ 3,450 690,932
Dominion Energy, Inc. ................................................... 16,654 816,046
DTE Energy Co. ....................................................... 9,489 1,053,374
Duke Energy Corp. ...................................................... 12,663 1,269,212
Edison International ..................................................... 13,868 995,861
Entergy Corp. ......................................................... 10,210 1,092,470
Evergy, Inc. ........................................................... 19,756 1,046,475
Exelon Corp. .......................................................... 25,311 876,014
FirstEnergy Corp. ....................................................... 28,060 1,073,856
NextEra Energy, Inc. .................................................... 12,267 868,626
NiSource, Inc. ......................................................... 36,774 1,059,459
PG&E Corp. .......................................................... 55,808 974,408
PPL Corp. ............................................................ 41,329 1,142,747
Public Service Enterprise Group, Inc. ......................................... 17,164 1,264,987
Sempra .............................................................. 15,403 1,171,552
The AES Corp. ........................................................ 36,190 635,858
The Southern Co. ....................................................... 16,187 1,255,626
Vistra Corp. ........................................................... 15,228 1,309,303
WEC Energy Group, Inc. ................................................. 12,920 1,013,703
Xcel Energy, Inc. ....................................................... 18,111 967,309
29,271,890
Total Common Stocks (Cost $392,541,430) 425,344,784
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .17% (c) ............ 841,312 841,312
Total Investment Companies (Cost $841,312) 841,312
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 367,790 367,790
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 367,790 367,790
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 367,790 367,790
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 367,790 367,790
Total Collateral for Securities Loaned (Cost $1,471,160) 1,471,160
Total Investments (Cost $394,853,902) — 100.0% 427,657,256
Liabilities in excess of other assets — 0.0%(d) (64,151)
NET ASSETS - 100.00% $ 427,593,105
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 7 9/20/24 $ 1,927,392 $ 1,932,525 $ 5,133
Total unrealized appreciation $ 5,133
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 5,133

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
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63
See notes to financial statements.
A
Security Description Shares Value
Common Stocks (99.2%)
Communication Services (3.4%):
AT&T, Inc. ........................................................... 389,812 $ 7,449,307
Omnicom Group, Inc. .................................................... 84,330 7,564,401
The Interpublic Group of Cos., Inc. .......................................... 191,640 5,574,808
Verizon Communications, Inc. .............................................. 166,192 6,853,758
27,442,274
Consumer Discretionary (2.6%):
Best Buy Co., Inc. ...................................................... 80,542 6,788,885
Darden Restaurants, Inc. .................................................. 57,807 8,747,355
Ford Motor Co. ........................................................ 421,631 5,287,253
20,823,493
Consumer Staples (15.2%):
Altria Group, Inc. ....................................................... 226,255 10,305,915
Archer-Daniels-Midland Co. ............................................... 89,653 5,419,524
Campbell Soup Co. ..................................................... 187,867 8,489,710
Conagra Brands, Inc. .................................................... 296,457 8,425,308
General Mills, Inc. ...................................................... 144,610 9,148,029
Hormel Foods Corp. ..................................................... 168,250 5,129,942
Kellanova ............................................................ 160,823 9,276,271
Kimberly-Clark Corp. .................................................... 91,870 12,696,434
PepsiCo, Inc. .......................................................... 64,236 10,594,443
Philip Morris International, Inc. ............................................. 121,223 12,283,526
The Clorox Co. ........................................................ 45,918 6,266,429
The Coca-Cola Co. ...................................................... 210,700 13,411,055
The Kraft Heinz Co. ..................................................... 261,112 8,413,029
Walgreens Boots Alliance, Inc. ............................................. 208,828 2,525,775
122,385,390
Energy (13.2%):
Chevron Corp. ......................................................... 53,257 8,330,460
ConocoPhillips Co. ..................................................... 65,602 7,503,557
Coterra Energy, Inc. ..................................................... 276,353 7,370,334
Devon Energy Corp. ..................................................... 139,048 6,590,875
Diamondback Energy, Inc. ................................................ 38,209 7,649,060
EOG Resources, Inc. .................................................... 58,856 7,408,205
Exxon Mobil Corp. ..................................................... 74,409 8,565,964
HF Sinclair Corp. ....................................................... 105,619 5,633,717
Kinder Morgan, Inc. ..................................................... 586,586 11,655,464
ONEOK, Inc. .......................................................... 112,612 9,183,509
Phillips 66 ............................................................ 51,897 7,326,299
The Williams Cos., Inc. .................................................. 275,342 11,702,035
Valero Energy Corp. ..................................................... 44,687 7,005,134
105,924,613
Financials (18.7%):
Ally Financial, Inc. ...................................................... 125,275 4,969,659
Citigroup, Inc. ......................................................... 142,037 9,013,668
Citizens Financial Group, Inc. .............................................. 148,807 5,361,516
CME Group, Inc. ....................................................... 45,643 8,973,414
Corebridge Financial, Inc. ................................................. 278,715 8,116,181
Fidelity National Financial, Inc. ............................................ 152,612 7,542,085
Fifth Third Bancorp ..................................................... 156,033 5,693,644
Franklin Resources, Inc. .................................................. 218,163 4,875,943
Huntington Bancshares, Inc. ............................................... 457,462 6,029,349
KeyCorp ............................................................. 289,297 4,110,910
M&T Bank Corp. ....................................................... 40,328 6,104,046
MetLife, Inc. .......................................................... 119,762 8,406,095
Morgan Stanley ........................................................ 81,994 7,968,997
Northern Trust Corp. .................................................... 69,673 5,851,139
Principal Financial Group, Inc. ............................................. 103,649 8,131,264
Prudential Financial, Inc. ................................................. 79,780 9,349,418

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Regions Financial Corp. .................................................. 278,905 $ 5,589,256
State Street Corp. ....................................................... 92,044 6,811,256
T. Rowe Price Group, Inc. ................................................. 57,287 6,605,764
The Bank of New York Mellon Corp. ......................................... 153,312 9,181,856
The PNC Financial Services Group, Inc. ...................................... 44,007 6,842,208
U.S. Bancorp .......................................................... 124,498 4,942,571
150,470,239
Health Care (8.6%):
AbbVie, Inc. .......................................................... 57,271 9,823,122
Amgen, Inc. ........................................................... 27,682 8,649,241
Bristol-Myers Squibb Co. ................................................. 167,766 6,967,322
CVS Health Corp. ...................................................... 88,882 5,249,371
Gilead Sciences, Inc. .................................................... 102,449 7,029,026
Johnson & Johnson ..................................................... 67,064 9,802,074
Medtronic PLC ........................................................ 109,678 8,632,756
Pfizer, Inc. ............................................................ 267,699 7,490,218
Viatris, Inc. ........................................................... 495,137 5,263,306
68,906,436
Industrials (3.2%):
Lockheed Martin Corp. ................................................... 21,786 10,176,241
Paychex, Inc. .......................................................... 73,932 8,765,378
United Parcel Service, Inc. , Class B .......................................... 50,043 6,848,384
25,790,003
Information Technology (6.5%):
Cisco Systems, Inc. ..................................................... 181,049 8,601,638
Corning, Inc. .......................................................... 243,701 9,467,784
Hewlett Packard Enterprise Co. ............................................. 393,064 8,321,165
HP, Inc. .............................................................. 271,509 9,508,245
International Business Machines Corp. ........................................ 47,486 8,212,704
Texas Instruments, Inc. ................................................... 43,738 8,508,353
52,619,889
Materials (3.9%):
Air Products and Chemicals, Inc. ............................................ 24,026 6,199,909
Dow, Inc. ............................................................ 152,212 8,074,847
International Paper Co. ................................................... 201,908 8,712,330
LyondellBasell Industries NV , Class A ........................................ 89,318 8,544,160
31,531,246
Utilities (23.9%):
Alliant Energy Corp. .................................................... 183,490 9,339,641
Ameren Corp. ......................................................... 111,012 7,894,063
American Electric Power Co., Inc. ........................................... 93,718 8,222,817
CMS Energy Corp. ...................................................... 152,780 9,094,993
Consolidated Edison, Inc. ................................................. 108,961 9,743,293
Dominion Energy, Inc. ................................................... 140,512 6,885,088
DTE Energy Co. ....................................................... 80,048 8,886,129
Duke Energy Corp. ...................................................... 106,837 10,708,273
Edison International ..................................................... 117,012 8,402,632
Entergy Corp. ......................................................... 86,183 9,221,581
Evergy, Inc. ........................................................... 166,756 8,833,065
Exelon Corp. .......................................................... 213,544 7,390,758
FirstEnergy Corp. ....................................................... 236,782 9,061,647
NextEra Energy, Inc. .................................................... 103,506 7,329,260
NiSource, Inc. ......................................................... 310,284 8,939,282
PPL Corp. ............................................................ 348,776 9,643,656
Public Service Enterprise Group, Inc. ......................................... 144,820 10,673,234
Sempra .............................................................. 129,980 9,886,279
The AES Corp. ........................................................ 305,387 5,365,650
The Southern Co. ....................................................... 136,604 10,596,372
WEC Energy Group, Inc. ................................................. 109,027 8,554,259

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 152,801 $ 8,161,101
192,833,073
Total Common Stocks (Cost $786,161,311) 798,726,656
Investment Companies (0.5%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .17% (a) ............ 4,093,192 4,093,192
Total Investment Companies (Cost $4,093,192) 4,093,192
Total Investments (Cost $790,254,503) — 99.7% 802,819,848
Other assets in excess of liabilities — 0.3% 2,439,269
NET ASSETS - 100.00% $ 805,259,117
(a) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 19 9/20/24 $ 5,245,430 $ 5,245,425 $ (5)
Total unrealized appreciation $ —
Total unrealized depreciation (5)
Total net unrealized appreciation (depreciation) $ (5)

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF
66
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (2.5%):
Cable One, Inc. ........................................................ 152 $ 53,808
Cargurus, Inc. (a) ....................................................... 3,082 80,748
Cinemark Holdings, Inc. (a) ................................................ 4,120 89,074
Cogent Communications Holdings, Inc. ....................................... 1,036 58,472
Frontier Communications Parent, Inc. (a) ...................................... 1,606 42,045
Integral Ad Science Holding Corp. (a) ......................................... 3,669 35,663
Madison Square Garden Entertainment Corp. (a) ................................. 1,788 61,203
Madison Square Garden Sports Corp. (a) ....................................... 484 91,055
Shutterstock, Inc. ....................................................... 1,078 41,719
Sphere Entertainment Co. (a) ............................................... 1,048 36,743
TEGNA, Inc. .......................................................... 7,532 104,996
TripAdvisor, Inc. (a) ..................................................... 2,157 38,416
United States Cellular Corp. (a) ............................................. 600 33,492
Warner Music Group Corp. , Class A ......................................... 2,777 85,115
Yelp, Inc. (a) ........................................................... 2,010 74,270
Ziff Davis, Inc. (a) ....................................................... 1,320 72,666
999,485
Consumer Discretionary (14.8%):
Abercrombie & Fitch Co. (a) ............................................... 448 79,672
Academy Sports & Outdoors, Inc. ........................................... 898 47,819
Acushnet Holdings Corp. ................................................. 1,321 83,857
Adient PLC (a) ......................................................... 2,216 54,757
Adtalem Global Education, Inc. (a) ........................................... 1,279 87,241
Advance Auto Parts, Inc. ................................................. 921 58,327
American Eagle Outfitters, Inc. ............................................. 2,840 56,686
Arhaus, Inc. ........................................................... 4,183 70,860
Asbury Automotive Group, Inc. (a) ........................................... 344 78,387
Atmus Filtration Technologies, Inc. (a) ........................................ 3,420 98,428
Bloomin' Brands, Inc. .................................................... 2,972 57,152
Boot Barn Holdings, Inc. (a) ............................................... 658 84,836
Bowlero Corp. , Class A (b) ................................................ 3,757 54,439
Brinker International, Inc. (a) ............................................... 1,549 112,132
Camping World Holdings, Inc. , Class A ....................................... 2,118 37,828
Carter's, Inc. .......................................................... 1,201 74,426
Carvana Co. (a) ......................................................... 292 37,586
Cavco Industries, Inc. (a) .................................................. 184 63,695
Century Communities, Inc. ................................................ 796 65,001
Chewy, Inc. , Class A (a) .................................................. 2,902 79,051
Columbia Sportswear Co. ................................................. 1,352 106,916
Cracker Barrel Old Country Store, Inc. (b) ..................................... 1,038 43,762
Dana, Inc. ............................................................ 5,709 69,193
Dave & Buster's Entertainment, Inc. (a) ....................................... 952 37,899
Dillard's, Inc. , Class A ................................................... 160 70,462
Dorman Products, Inc. (a) ................................................. 707 64,676
Dream Finders Homes, Inc. , Class A (a) ....................................... 1,018 26,285
Dutch Bros, Inc. , Class A (a) ............................................... 1,959 81,103
First Watch Restaurant Group, Inc. (a) ........................................ 3,302 57,983
Foot Locker, Inc. ....................................................... 1,234 30,751
Fox Factory Holding Corp. (a) .............................................. 904 43,564
Frontdoor, Inc. (a) ....................................................... 2,752 92,990
Gentherm, Inc. (a) ....................................................... 929 45,818
Graham Holdings Co. , Class B ............................................. 169 118,224
Grand Canyon Education, Inc. (a) ............................................ 743 103,953
Green Brick Partners, Inc. (a) ............................................... 1,130 64,681
Group 1 Automotive, Inc. ................................................. 291 86,509
H&R Block, Inc. ....................................................... 2,129 115,456
Helen of Troy Ltd. (a) .................................................... 514 47,668
Installed Building Products, Inc. ............................................ 280 57,590
Jack in the Box, Inc. ..................................................... 1,159 59,040
KB Home ............................................................ 1,110 77,900
Kontoor Brands, Inc. .................................................... 1,130 74,750

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Laureate Education, Inc. .................................................. 7,112 $ 106,253
La-Z-Boy, Inc. ......................................................... 2,133 79,518
LCI Industries ......................................................... 547 56,549
Leslie's, Inc. (a) ........................................................ 4,057 16,999
Levi Strauss & Co. , Class A ............................................... 4,448 85,757
LGI Homes, Inc. (a) ..................................................... 507 45,371
Life Time Group Holdings, Inc. (a) ........................................... 3,715 69,953
M/I Homes, Inc. (a) ...................................................... 542 66,200
Macy's, Inc. ........................................................... 3,007 57,734
Marriott Vacations Worldwide Corp. ......................................... 664 57,981
Mister Car Wash, Inc. (a) (b) ................................................ 5,866 41,766
Modine Manufacturing Co. (a) .............................................. 615 61,617
Nordstrom, Inc. ........................................................ 2,776 58,907
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 1,050 103,079
Oxford Industries, Inc. ................................................... 827 82,824
Papa John's International, Inc. .............................................. 1,184 55,624
Patrick Industries, Inc. ................................................... 719 78,047
Phinia, Inc. ........................................................... 1,336 52,585
Red Rock Resorts, Inc. , Class A ............................................. 1,369 75,199
Revolve Group, Inc. (a) ................................................... 2,205 35,082
Shake Shack, Inc. , Class A (a) .............................................. 501 45,090
Signet Jewelers Ltd. ..................................................... 617 55,271
Skyline Champion Corp. (a) ................................................ 728 49,322
Sonic Automotive, Inc. , Class A ............................................ 1,171 63,784
Steven Madden Ltd. ..................................................... 2,233 94,456
Strategic Education, Inc. .................................................. 779 86,204
Stride, Inc. (a) .......................................................... 1,390 97,995
The Buckle, Inc. ........................................................ 1,944 71,811
The Cheesecake Factory, Inc. .............................................. 2,406 94,532
The Gap, Inc. .......................................................... 2,474 59,104
The ODP Corp. (a) ...................................................... 1,435 56,352
The Wendy's Co. ....................................................... 6,888 116,821
Topgolf Callaway Brands Corp. (a) ........................................... 3,746 57,314
Travel + Leisure Co. ..................................................... 1,678 75,476
Tri Pointe Homes, Inc. (a) ................................................. 2,012 74,947
Under Armour, Inc. , Class A (a) ............................................. 6,948 46,343
United Parks & Resorts, Inc. (a) ............................................. 1,434 77,881
Urban Outfitters, Inc. (a) .................................................. 1,611 66,132
Victoria's Secret & Co. (a) ................................................. 1,531 27,053
Visteon Corp. (a) ........................................................ 713 76,077
Wingstop, Inc. ......................................................... 226 95,521
Winnebago Industries, Inc. ................................................ 1,188 64,390
Worthington Enterprises, Inc. .............................................. 1,170 55,376
XPEL, Inc. (a) ......................................................... 1,061 37,729
YETI Holdings, Inc. (a) ................................................... 1,296 49,442
5,940,821
Consumer Staples (5.0%):
BellRing Brands, Inc. (a) .................................................. 1,726 98,624
Cal-Maine Foods, Inc. ................................................... 1,506 92,032
Central Garden & Pet Co. , Class A (a) ........................................ 2,162 71,411
Edgewell Personal Care Co. ............................................... 2,806 112,773
Energizer Holdings, Inc. .................................................. 2,870 84,780
Grocery Outlet Holding Corp. (a) ............................................ 3,778 83,569
Ingles Markets, Inc. , Class A ............................................... 1,748 119,930
Inter Parfums, Inc. ...................................................... 520 60,336
J & J Snack Foods Corp. .................................................. 761 123,564
MGP Ingredients, Inc. .................................................... 807 60,041
National Beverage Corp. .................................................. 1,864 95,511
Seaboard Corp. ........................................................ 40 126,430
Spectrum Brands Holdings, Inc. ............................................ 1,265 108,701
Sprouts Farmers Market, Inc. (a) ............................................ 1,483 124,068
The Andersons, Inc. ..................................................... 1,469 72,862
The Boston Beer Co., Inc. , Class A (a) ........................................ 216 65,891

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
The Chefs' Warehouse, Inc. (a) .............................................. 1,525 $ 59,643
The Simply Good Foods Co. (a) ............................................. 2,488 89,891
The Vita Coco Co., Inc. (a) ................................................ 1,908 53,138
TreeHouse Foods, Inc. (a) ................................................. 2,058 75,405
Vector Group Ltd. ...................................................... 6,725 71,083
WD-40 Co. ........................................................... 269 59,083
Weis Markets, Inc. ...................................................... 1,396 87,627
1,996,393
Energy (6.0%):
Archrock, Inc. ......................................................... 4,532 91,637
Atlas Energy Solutions, Inc. ............................................... 3,524 70,233
Cactus, Inc. , Class A ..................................................... 1,693 89,289
California Resources Corp. ................................................ 1,616 86,003
CNX Resources Corp. (a) ................................................. 4,726 114,842
Comstock Resources, Inc. ................................................. 6,792 70,501
CONSOL Energy, Inc. (a) ................................................. 694 70,809
Crescent Energy Co. , Class A .............................................. 5,462 64,725
CVR Energy, Inc. ....................................................... 2,301 61,598
Delek U.S. Holdings, Inc. ................................................. 2,864 70,913
Dorian LPG Ltd. ....................................................... 1,557 65,332
Equitrans Midstream Corp. ................................................ 7,529 97,726
Gulfport Energy Corp. (a) ................................................. 561 84,711
Helmerich & Payne, Inc. .................................................. 1,820 65,775
HighPeak Energy, Inc. (b) ................................................. 2,461 34,602
International Seaways, Inc. ................................................ 1,471 86,980
Kinetik Holdings, Inc. ................................................... 2,832 117,358
Kosmos Energy Ltd. (a) ................................................... 9,978 55,278
Liberty Energy, Inc. ..................................................... 3,203 66,911
Magnolia Oil & Gas Corp. , Class A .......................................... 3,972 100,650
Northern Oil & Gas, Inc. .................................................. 2,380 88,465
Oceaneering International, Inc. (a) ........................................... 3,035 71,808
Par Pacific Holdings, Inc. (a) ............................................... 2,148 54,237
Patterson-UTI Energy, Inc. ................................................ 5,064 52,463
Peabody Energy Corp. ................................................... 3,162 69,943
Permian Resources Corp. ................................................. 4,946 79,878
RPC, Inc. ............................................................ 9,096 56,850
SM Energy Co. ........................................................ 1,637 70,767
Talos Energy, Inc. (a) ..................................................... 5,140 62,451
Tidewater, Inc. (a) ....................................................... 841 80,072
Vital Energy, Inc. (a) ..................................................... 1,211 54,277
World Kinect Corp. ..................................................... 3,259 84,082
2,391,166
Financials (23.9%):
Affiliated Managers Group, Inc. ............................................ 616 96,238
Ameris Bancorp ........................................................ 1,708 85,998
Artisan Partners Asset Management, Inc. , Class A ................................ 2,022 83,448
Associated Banc-Corp. ................................................... 3,880 82,062
Assured Guaranty Ltd. ................................................... 1,218 93,969
Atlantic Union Bankshares Corp. ............................................ 2,335 76,705
Axis Capital Holdings Ltd. ................................................ 1,813 128,088
Axos Financial, Inc. (a) ................................................... 1,063 60,750
BancFirst Corp. ........................................................ 1,013 88,840
Bank of Hawaii Corp. .................................................... 1,058 60,528
Bank OZK ............................................................ 1,603 65,723
BankUnited, Inc. ....................................................... 2,240 65,565
Banner Corp. .......................................................... 1,861 92,380
BGC Group, Inc. , Class A ................................................. 9,920 82,336
Bread Financial Holdings, Inc. ............................................. 1,662 74,059
Cadence Bank ......................................................... 2,421 68,466
Cathay General Bancorp .................................................. 2,157 81,362
City Holding Co. ....................................................... 1,121 119,106
CNO Financial Group, Inc. ................................................ 4,272 118,420

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Cohen & Steers, Inc. .................................................... 1,073 $ 77,857
Columbia Banking System, Inc. ............................................ 3,069 61,042
Community Financial System, Inc. .......................................... 1,717 81,060
Customers Bancorp, Inc. (a) ................................................ 1,002 48,076
CVB Financial Corp. .................................................... 3,726 64,236
Donnelley Financial Solutions, Inc. (a) ........................................ 1,532 91,338
Eastern Bankshares, Inc. .................................................. 5,741 80,259
Enova International, Inc. (a) ................................................ 1,048 65,238
Enstar Group Ltd. (a) .................................................... 377 115,249
Enterprise Financial Services Corp. .......................................... 2,161 88,407
Euronet Worldwide, Inc. (a) ................................................ 648 67,068
EVERTEC, Inc. ........................................................ 2,735 90,939
FB Financial Corp. ...................................................... 1,973 77,006
Federal Agricultural Mortgage Corp. , Class C ................................... 579 104,695
Federated Hermes, Inc. ................................................... 3,128 102,849
First Bancorp .......................................................... 2,047 65,340
First Bancorp .......................................................... 5,438 99,461
First Financial Bancorp ................................................... 3,815 84,769
First Financial Bankshares, Inc. ............................................. 2,503 73,914
First Hawaiian, Inc. ..................................................... 4,019 83,434
First Interstate BancSystem, Inc. , Class A ...................................... 2,558 71,036
First Merchants Corp. .................................................... 2,587 86,121
FirstCash Holdings, Inc. .................................................. 991 103,936
FNB Corp. ............................................................ 7,433 101,683
Fulton Financial Corp. ................................................... 5,674 96,345
Genworth Financial, Inc. (a) ................................................ 13,496 81,516
Glacier Bancorp, Inc. .................................................... 1,632 60,906
Goosehead Insurance, Inc. , Class A (a) ........................................ 787 45,205
Hamilton Lane, Inc. , Class A ............................................... 888 109,739
Hancock Whitney Corp. .................................................. 1,800 86,094
Heartland Financial USA, Inc. .............................................. 2,138 95,034
Hilltop Holdings, Inc. .................................................... 2,937 91,869
Home Bancshares, Inc. ................................................... 4,162 99,722
Horace Mann Educators Corp. .............................................. 3,201 104,417
Houlihan Lokey, Inc. .................................................... 895 120,700
Independent Bank Corp. .................................................. 1,410 71,515
Independent Bank Group, Inc. .............................................. 1,549 70,510
International Bancshares Corp. ............................................. 1,916 109,614
Jackson Financial, Inc. , Class A ............................................. 1,365 101,365
Lakeland Financial Corp. ................................................. 1,163 71,548
Live Oak Bancshares, Inc. ................................................ 1,386 48,593
Merchants Bancorp ..................................................... 1,842 74,675
Mercury General Corp. ................................................... 1,319 70,092
MGIC Investment Corp. .................................................. 6,821 146,993
Mr. Cooper Group, Inc. (a) ................................................. 1,440 116,971
Navient Corp. ......................................................... 5,919 86,181
NBT Bancorp, Inc. ...................................................... 2,495 96,307
Nelnet, Inc. , Class A ..................................................... 1,574 158,754
NMI Holdings, Inc. (a) ................................................... 3,853 131,156
Northwest Bancshares, Inc. ................................................ 8,251 95,299
OFG Bancorp ......................................................... 2,508 93,925
Old National Bancorp .................................................... 5,350 91,966
Pacific Premier Bancorp, Inc. .............................................. 2,943 67,601
Palomar Holdings, Inc. (a) ................................................. 849 68,896
Park National Corp. ..................................................... 670 95,368
Payoneer Global, Inc. (a) .................................................. 11,710 64,873
PennyMac Financial Services, Inc. .......................................... 906 85,708
Piper Sandler Cos. ...................................................... 490 112,783
PJT Partners, Inc. , Class A ................................................ 911 98,306
Radian Group, Inc. ...................................................... 4,178 129,936
Renasant Corp. ........................................................ 2,422 73,968
Ryan Specialty Holdings, Inc. .............................................. 2,281 132,093
Seacoast Banking Corp. of Florida ........................................... 3,010 71,156
ServisFirst Bancshares, Inc. ............................................... 863 54,533

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Shift4 Payments, Inc. , Class A (a) ............................................ 700 $ 51,345
Simmons First National Corp. , Class A ....................................... 4,044 71,094
SiriusPoint Ltd. (a) ...................................................... 7,016 85,595
SLM Corp. ........................................................... 4,503 93,617
StepStone Group, Inc. , Class A ............................................. 2,570 117,937
Stewart Information Services Corp. .......................................... 1,378 85,546
StoneX Group, Inc. (a) ................................................... 1,311 98,731
Synovus Financial Corp. .................................................. 1,829 73,508
Texas Capital Bancshares, Inc. (a) ........................................... 1,367 83,578
The Bancorp, Inc. (a) ..................................................... 1,685 63,626
The Hanover Insurance Group, Inc. .......................................... 1,028 128,952
The Western Union Co. ................................................... 7,774 94,998
Towne Bank .......................................................... 3,274 89,282
Triumph Financial, Inc. (a) ................................................. 1,051 85,919
Trustmark Corp. ........................................................ 3,080 92,523
UMB Financial Corp. .................................................... 953 79,499
United Bankshares, Inc. .................................................. 2,413 78,278
United Community Banks, Inc. ............................................. 2,984 75,973
Victory Capital Holdings, Inc. , Class A (c) ..................................... 2,610 124,575
Virtu Financial, Inc. , Class A ............................................... 5,032 112,968
Virtus Investment Partners, Inc. ............................................. 391 88,307
WaFd, Inc. ............................................................ 2,745 78,452
Walker & Dunlop, Inc. ................................................... 728 71,490
WesBanco, Inc. ........................................................ 2,719 75,887
White Mountains Insurance Group Ltd. ....................................... 62 112,682
WSFS Financial Corp. ................................................... 1,704 80,088
9,585,738
Health Care (6.4%):
Addus HomeCare Corp. (a) ................................................ 1,016 117,968
Alkermes PLC (a) ....................................................... 2,146 51,719
AMN Healthcare Services, Inc. (a) ........................................... 1,012 51,845
Amneal Pharmaceuticals, Inc. (a) ............................................ 7,030 44,640
Amphastar Pharmaceuticals, Inc. (a) .......................................... 1,117 44,680
ANI Pharmaceuticals, Inc. (a) .............................................. 1,032 65,718
Astrana Health, Inc. (a) ................................................... 1,210 49,078
Catalyst Pharmaceuticals, Inc. (a) ............................................ 3,456 53,533
CONMED Corp. ....................................................... 912 63,220
Corcept Therapeutics, Inc. (a) .............................................. 1,765 57,345
CorVel Corp. (a) ........................................................ 373 94,843
Doximity, Inc. , Class A (a) ................................................. 1,862 52,080
Dynavax Technologies Corp. (a) ............................................. 6,791 76,263
Fortrea Holdings, Inc. (a) .................................................. 1,539 35,920
Globus Medical, Inc. (a) .................................................. 1,738 119,036
Haemonetics Corp. (a) .................................................... 1,269 104,984
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,328 40,066
Integer Holdings Corp. (a) ................................................. 755 87,421
Integra LifeSciences Holdings Corp. (a) ....................................... 2,149 62,622
Kiniksa Pharmaceuticals International PLC (a) .................................. 2,141 39,972
Krystal Biotech, Inc. (a) ................................................... 237 43,523
LeMaitre Vascular, Inc. ................................................... 932 76,685
Ligand Pharmaceuticals, Inc. (a) ............................................. 833 70,188
Merit Medical Systems, Inc. (a) ............................................. 1,033 88,786
National HealthCare Corp. ................................................ 977 105,907
Neogen Corp. (a) ....................................................... 3,672 57,393
Pacira BioSciences, Inc. (a) ................................................ 2,384 68,206
Patterson Cos., Inc. ..................................................... 2,547 61,434
Premier, Inc. , Class A .................................................... 4,786 89,355
Privia Health Group, Inc. (a) ............................................... 2,323 40,374
Progyny, Inc. (a) ........................................................ 1,817 51,984
RadNet, Inc. (a) ........................................................ 1,788 105,349
Schrodinger, Inc. (a) ..................................................... 1,407 27,211
Select Medical Holdings Corp. ............................................. 2,914 102,165
STAAR Surgical Co. (a) .................................................. 1,470 69,987

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
TG Therapeutics, Inc. (a) .................................................. 1,468 $ 26,116
U.S. Physical Therapy, Inc. ................................................ 850 78,557
UFP Technologies, Inc. (a) ................................................. 288 75,994
2,552,167
Industrials (21.3%):
AAR Corp. (a) ......................................................... 1,372 99,744
ABM Industries, Inc. .................................................... 1,744 88,194
Air Lease Corp. ........................................................ 2,559 121,629
Alamo Group, Inc. ...................................................... 440 76,120
Albany International Corp. ................................................ 1,069 90,277
American Woodmark Corp. (a) .............................................. 704 55,334
ArcBest Corp. ......................................................... 408 43,689
Arcosa, Inc. ........................................................... 1,186 98,924
Armstrong World Industries, Inc. ............................................ 792 89,686
Array Technologies, Inc. (a) ................................................ 2,876 29,508
ASGN, Inc. (a) ......................................................... 1,002 88,346
AZZ, Inc. ............................................................ 1,512 116,802
Barnes Group, Inc. ...................................................... 1,531 63,399
Boise Cascade Co. ...................................................... 579 69,028
Brady Corp. , Class A .................................................... 1,960 129,399
Casella Waste Systems, Inc. (a) ............................................. 1,189 117,973
CBIZ, Inc. (a) .......................................................... 1,496 110,854
Cimpress PLC (a) ....................................................... 555 48,624
Concentrix Corp. ....................................................... 868 54,927
Construction Partners, Inc. , Class A (a) ........................................ 1,461 80,662
CoreCivic, Inc. (a) ...................................................... 5,573 72,338
CSG Systems International, Inc. ............................................ 1,338 55,085
CSW Industrials, Inc. .................................................... 453 120,185
DNOW, Inc. (a) ........................................................ 4,466 61,318
Dycom Industries, Inc. (a) ................................................. 565 95,349
Enerpac Tool Group Corp. ................................................ 2,482 94,763
EnerSys .............................................................. 907 93,893
Enpro, Inc. ........................................................... 511 74,386
Esab Corp. ............................................................ 937 88,481
ESCO Technologies, Inc. ................................................. 1,060 111,342
ExlService Holdings, Inc. (a) ............................................... 2,965 92,982
Exponent, Inc. ......................................................... 934 88,842
Federal Signal Corp. ..................................................... 1,290 107,934
First Advantage Corp. .................................................... 5,799 93,190
Flowserve Corp. ........................................................ 2,647 127,321
Fluor Corp. (a) ......................................................... 1,785 77,737
Franklin Electric Co., Inc. ................................................. 1,169 112,598
FTAI Aviation Ltd. ...................................................... 1,541 159,077
GATX Corp. .......................................................... 938 124,154
Gibraltar Industries, Inc. (a) ................................................ 1,000 68,550
GMS, Inc. (a) .......................................................... 1,034 83,351
Granite Construction, Inc. ................................................. 1,481 91,778
Griffon Corp. .......................................................... 1,113 71,076
H&E Equipment Services, Inc. ............................................. 1,251 55,257
Hayward Holdings, Inc. (a) ................................................ 4,178 51,389
Helios Technologies, Inc. ................................................. 1,444 68,951
Herc Holdings, Inc. ..................................................... 380 50,650
Hillenbrand, Inc. ....................................................... 1,918 76,758
HNI Corp. ............................................................ 2,104 94,722
Hub Group, Inc. , Class A ................................................. 2,287 98,455
Huron Consulting Group, Inc. (a) ............................................ 718 70,723
ICF International, Inc. ................................................... 709 105,258
IES Holdings, Inc. (a) .................................................... 631 87,917
Insperity, Inc. .......................................................... 674 61,476
Janus International Group, Inc. (a) ........................................... 5,039 63,643
JELD-WEN Holding, Inc. (a) ............................................... 3,052 41,110
John Bean Technologies Corp. .............................................. 809 76,831
Kadant, Inc. ........................................................... 280 82,258

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Kennametal, Inc. ....................................................... 3,572 $ 84,085
Kirby Corp. (a) ......................................................... 1,464 175,285
Korn Ferry ........................................................... 1,727 115,951
Legalzoom.com, Inc. (a) .................................................. 4,422 37,101
ManpowerGroup, Inc. ................................................... 1,494 104,281
Marten Transport Ltd. .................................................... 5,253 96,918
Masterbrand, Inc. (a) ..................................................... 4,290 62,977
Matson, Inc. .......................................................... 800 104,776
Maximus, Inc. ......................................................... 1,265 108,411
MDU Resources Group, Inc. ............................................... 6,048 151,805
MillerKnoll, Inc. ....................................................... 1,746 46,252
Moog, Inc. , Class A ..................................................... 585 97,871
MSC Industrial Direct Co., Inc. ............................................. 1,370 108,655
Mueller Industries, Inc. ................................................... 1,794 102,150
Mueller Water Products, Inc. , Class A ........................................ 5,689 101,947
MYR Group, Inc. (a) ..................................................... 510 69,212
NEXTracker, Inc. , Class A (a) .............................................. 785 36,801
NV5 Global, Inc. (a) ..................................................... 818 76,049
Powell Industries, Inc. ................................................... 168 24,091
Primoris Services Corp. .................................................. 2,159 107,713
Resideo Technologies, Inc. (a) .............................................. 2,628 51,404
Rush Enterprises, Inc. , Class A ............................................. 1,859 77,836
RXO, Inc. (a) .......................................................... 3,094 80,908
Ryder System, Inc. ...................................................... 906 112,235
Schneider National, Inc. , Class B ............................................ 4,033 97,437
Shoals Technologies Group, Inc. , Class A (a) .................................... 3,405 21,247
SkyWest, Inc. (a) ........................................................ 1,070 87,815
SPX Technologies, Inc. (a) ................................................. 829 117,834
Standex International Corp. ................................................ 522 84,120
Steelcase, Inc. , Class A ................................................... 4,616 59,823
Sterling Infrastructure, Inc. (a) .............................................. 458 54,200
Tennant Co. ........................................................... 956 94,109
Terex Corp. ........................................................... 1,121 61,476
The AZEK Co., Inc. (a) ................................................... 1,449 61,046
The Brink's Co. ........................................................ 1,128 115,507
The Greenbrier Cos., Inc. ................................................. 948 46,973
Trinity Industries, Inc. ................................................... 2,927 87,576
UniFirst Corp. ......................................................... 618 106,006
Upwork, Inc. (a) ........................................................ 2,670 28,703
Verra Mobility Corp. (a) .................................................. 5,178 140,842
Vicor Corp. (a) ......................................................... 756 25,069
Watts Water Technologies, Inc. , Class A ....................................... 506 92,785
Werner Enterprises, Inc. .................................................. 2,751 98,568
8,540,097
Information Technology (8.6%):
ACI Worldwide, Inc. (a) .................................................. 2,278 90,186
ACM Research, Inc. , Class A (a) ............................................ 951 21,930
Advanced Energy Industries, Inc. ........................................... 733 79,721
Agilysys, Inc. (a) ....................................................... 739 76,959
Alarm.com Holdings, Inc. (a) ............................................... 840 53,374
Appfolio, Inc. , Class A (a) ................................................. 226 55,273
Avnet, Inc. ............................................................ 2,371 122,083
Badger Meter, Inc. ...................................................... 605 112,742
Belden, Inc. ........................................................... 669 62,752
Blackbaud, Inc. (a) ...................................................... 1,281 97,574
BlackLine, Inc. (a) ...................................................... 1,174 56,880
Box, Inc. , Class A (a) .................................................... 3,567 94,311
Calix, Inc. (a) .......................................................... 1,462 51,799
Cirrus Logic, Inc. (a) ..................................................... 856 109,277
Clear Secure, Inc. , Class A ................................................ 3,347 62,622
Cohu, Inc. (a) .......................................................... 2,493 82,518
Crane NXT Co. ........................................................ 1,517 93,174
DigitalOcean Holdings, Inc. (a) ............................................. 1,089 37,843

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Diodes, Inc. (a) ......................................................... 1,084 $ 77,972
ePlus, Inc. (a) .......................................................... 835 61,523
Extreme Networks, Inc. (a) ................................................ 4,219 56,746
FormFactor, Inc. (a) ..................................................... 1,385 83,834
Harmonic, Inc. (a) ....................................................... 3,875 45,609
Insight Enterprises, Inc. (a) ................................................ 620 122,983
InterDigital, Inc. ....................................................... 925 107,818
Itron, Inc. (a) .......................................................... 666 65,907
Knowles Corp. (a) ....................................................... 4,532 78,222
MACOM Technology Solutions Holdings, Inc. (a) ................................ 833 92,854
MicroStrategy, Inc. (a) .................................................... 36 49,589
N-able, Inc. (a) ......................................................... 6,816 103,808
Napco Security Technologies, Inc. ........................................... 792 41,144
OSI Systems, Inc. (a) ..................................................... 649 89,250
PC Connection, Inc. ..................................................... 1,528 98,098
Pegasystems, Inc. ....................................................... 684 41,403
Perficient, Inc. (a) ....................................................... 831 62,150
Photronics, Inc. (a) ...................................................... 1,777 43,839
Plexus Corp. (a) ........................................................ 1,052 108,545
Progress Software Corp. .................................................. 1,929 104,668
Qualys, Inc. (a) ......................................................... 484 69,018
Rogers Corp. (a) ........................................................ 829 99,986
Sanmina Corp. (a) ....................................................... 864 57,240
Sprinklr, Inc. , Class A (a) .................................................. 3,809 36,643
Verint Systems, Inc. (a) ................................................... 1,768 56,930
Viavi Solutions, Inc. (a) ................................................... 7,741 53,181
Vishay Intertechnology, Inc. ............................................... 4,679 104,342
Vontier Corp. .......................................................... 2,466 94,201
3,468,521
Materials (5.1%):
Alpha Metallurgical Resources, Inc. .......................................... 136 38,152
Arch Resources, Inc. .................................................... 440 66,981
Ashland, Inc. .......................................................... 964 91,088
Avient Corp. .......................................................... 2,117 92,407
Balchem Corp. ......................................................... 680 104,686
Cabot Corp. ........................................................... 1,037 95,290
Carpenter Technology Corp. ............................................... 1,112 121,853
Element Solutions, Inc. ................................................... 4,431 120,169
Greif, Inc. , Class A ...................................................... 1,773 101,894
H.B. Fuller Co. ........................................................ 1,306 100,510
Hawkins, Inc. ......................................................... 1,005 91,455
Innospec, Inc. ......................................................... 911 112,590
Knife River Corp. (a) .................................................... 983 68,948
Materion Corp. ........................................................ 546 59,039
Minerals Technologies, Inc. ................................................ 1,320 109,771
MP Materials Corp. (a) (b) ................................................. 3,399 43,269
NewMarket Corp. ...................................................... 183 94,349
Quaker Chemical Corp. .................................................. 410 69,577
Sensient Technologies Corp. ............................................... 1,357 100,676
Silgan Holdings, Inc. .................................................... 2,149 90,967
Stepan Co. ............................................................ 1,001 84,044
Summit Materials, Inc. , Class A (a) .......................................... 1,778 65,093
Sylvamo Corp. ......................................................... 926 63,524
Warrior Met Coal, Inc. ................................................... 1,165 73,127
2,059,459
Real Estate (0.5%):
Forestar Group, Inc. (a) ................................................... 1,959 62,668
Newmark Group, Inc. , Class A ............................................. 4,900 50,127
The St. Joe Co. ........................................................ 1,345 73,572
186,367

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (5.4%):
ALLETE, Inc. ......................................................... 2,020 $ 125,947
American States Water Co. ................................................ 1,743 126,490
Avista Corp. .......................................................... 3,176 109,921
Black Hills Corp. ....................................................... 2,018 109,739
California Water Service Group ............................................. 2,302 111,624
Chesapeake Utilities Corp. ................................................ 982 104,288
Clearway Energy, Inc. , Class C ............................................. 3,251 80,267
MGE Energy, Inc. ...................................................... 1,999 149,365
National Fuel Gas Co. ................................................... 2,396 129,839
New Jersey Resources Corp. ............................................... 2,990 127,793
Northwest Natural Holding Co. ............................................. 2,696 97,353
Northwestern Energy Group, Inc. ........................................... 2,538 127,103
ONE Gas, Inc. ......................................................... 1,856 118,506
Ormat Technologies, Inc. ................................................. 1,363 97,727
Otter Tail Corp. ........................................................ 892 78,130
Portland General Electric Co. .............................................. 2,843 122,931
SJW Group ........................................................... 2,044 110,826
Southwest Gas Holdings, Inc. .............................................. 1,515 106,626
Spire, Inc. ............................................................ 2,092 127,047
2,161,522
Total Common Stocks (Cost $39,448,140) 39,881,736
Investment Companies (0.4%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .17% (d) ............ 151,616 151,616
Total Investment Companies (Cost $151,616) 151,616
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 53,831 53,831
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (d) ............ 53,831 53,831
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 53,831 53,831
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (d) . 53,831 53,831
Total Collateral for Securities Loaned (Cost $215,324) 215,324
Total Investments (Cost $39,815,080) — 100.4% 40,248,676
Liabilities in excess of other assets — (0.4)% (143,230)
NET ASSETS - 100.00% $ 40,105,446
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 2 9/20/24 $ 206,248 $ 206,500 $ 252
Total unrealized appreciation $ 252
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 252

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF
76
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.8%)
Australia (6.4%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 457 $ 59,937
Telstra Group Ltd. ...................................................... 41,326 99,768
159,705
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 2,321 77,022
Wesfarmers Ltd. ........................................................ 2,042 88,763
165,785
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 7,752 88,041
Woolworths Group Ltd. .................................................. 4,112 92,662
180,703
Energy (0.4%):
Santos Ltd. ........................................................... 13,091 66,874
Woodside Energy Group Ltd. .............................................. 3,428 64,492
131,366
Financials (2.3%):
ANZ Group Holdings Ltd. (a) .............................................. 5,278 99,402
Commonwealth Bank of Australia ........................................... 1,276 108,395
Insurance Australia Group Ltd. ............................................. 17,321 82,477
Macquarie Group Ltd. ................................................... 583 79,584
National Australia Bank Ltd. ............................................... 4,325 104,499
QBE Insurance Group Ltd. (a) .............................................. 6,157 71,405
Suncorp Group Ltd. (a) ................................................... 7,746 89,936
Westpac Banking Corp. .................................................. 5,253 95,393
731,091
Health Care (0.4%):
Cochlear Ltd. .......................................................... 287 63,573
CSL Ltd. ............................................................. 377 74,222
137,795
Industrials (0.6%):
Brambles Ltd. ......................................................... 8,003 77,549
Computershare Ltd. ..................................................... 4,604 80,874
Reece Ltd. ............................................................ 2,809 47,152
205,575
Information Technology (0.1%):
WiseTech Global Ltd. (a) .................................................. 579 38,729
Materials (0.7%):
BHP Group Ltd. ........................................................ 2,505 71,300
Fortescue Ltd. ......................................................... 2,974 42,464
Northern Star Resources Ltd. (a) ............................................ 4,812 41,718
Rio Tinto Ltd. ......................................................... 895 71,028
226,510
Utilities (0.3%):
Origin Energy Ltd. ...................................................... 12,421 89,959
2,067,218
Austria (0.7%):
Energy (0.2%):
OMV AG ............................................................ 1,418 61,738
Financials (0.3%):
Erste Group Bank AG .................................................... 2,018 95,597

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (0.2%):
Verbund AG .......................................................... 760 $ 59,937
217,272
Belgium (1.2%):
Consumer Discretionary (0.2%):
D'ieteren Group ........................................................ 334 70,850
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 1,321 76,554
Financials (0.5%):
Groupe Bruxelles Lambert NV ............................................. 1,418 101,201
KBC Group NV ........................................................ 901 63,580
164,781
Health Care (0.2%):
UCB SA ............................................................. 496 73,666
385,851
Canada (11.9%):
Communication Services (0.6%):
BCE, Inc. ............................................................ 2,347 76,026
Rogers Communications, Inc. , Class B ........................................ 1,604 59,333
TELUS Corp. ......................................................... 4,319 65,390
200,749
Consumer Discretionary (0.7%):
Dollarama, Inc. ........................................................ 1,047 95,607
Magna International, Inc. ................................................. 914 38,313
Restaurant Brands International, Inc. ......................................... 983 69,275
203,195
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc. ............................................. 1,165 65,383
George Weston Ltd. ..................................................... 553 79,556
Loblaw Cos. Ltd. ....................................................... 766 88,869
Metro, Inc. ........................................................... 1,549 85,824
319,632
Energy (2.1%):
ARC Resources Ltd. ..................................................... 3,074 54,855
Cameco Corp. ......................................................... 1,021 50,240
Canadian Natural Resources Ltd. ............................................ 1,521 54,184
Cenovus Energy, Inc. .................................................... 3,042 59,799
Enbridge, Inc. ......................................................... 2,541 90,409
Imperial Oil Ltd. ....................................................... 900 61,373
Pembina Pipeline Corp. .................................................. 2,974 110,359
Suncor Energy, Inc. ..................................................... 1,639 62,486
TC Energy Corp. ....................................................... 1,801 68,280
Tourmaline Oil Corp. .................................................... 1,281 58,108
670,093
Financials (3.4%):
Bank of Montreal ....................................................... 939 78,826
Brookfield Asset Management Ltd. , Class A .................................... 1,422 54,140
Brookfield Corp. ....................................................... 1,226 50,997
Canadian Imperial Bank of Commerce ........................................ 1,684 80,082
Fairfax Financial Holdings Ltd. ............................................. 50 56,888
Great-West Lifeco, Inc. ................................................... 3,210 93,655
Intact Financial Corp. .................................................... 474 79,009
Manulife Financial Corp. ................................................. 3,100 82,559
National Bank of Canada ................................................. 1,018 80,754
Power Corp. of Canada ................................................... 3,113 86,524
Royal Bank of Canada ................................................... 1,033 109,991

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Sun Life Financial, Inc. .................................................. 1,941 $ 95,184
The Bank of Nova Scotia ................................................. 1,596 73,015
The Toronto-Dominion Bank ............................................... 1,443 79,329
1,100,953
Industrials (1.4%):
Canadian National Railway Co. ............................................. 712 84,145
Canadian Pacific Kansas City Ltd. ........................................... 1,014 79,866
TFI International, Inc. .................................................... 332 48,211
Thomson Reuters Corp. .................................................. 492 82,945
Waste Connections, Inc. .................................................. 477 83,701
WSP Global, Inc. ....................................................... 515 80,203
459,071
Information Technology (0.7%):
CGI, Inc. (a) ........................................................... 721 71,974
Constellation Software, Inc. ............................................... 25 72,043
Open Text Corp. ........................................................ 1,494 44,867
Shopify, Inc. , Class A (a) .................................................. 367 24,256
213,140
Materials (1.3%):
Agnico Eagle Mines Ltd. ................................................. 1,105 72,283
Barrick Gold Corp. ...................................................... 3,587 59,840
Franco-Nevada Corp. .................................................... 552 65,454
Ivanhoe Mines Ltd. (a) ................................................... 4,060 52,386
Nutrien Ltd. ........................................................... 942 47,964
Teck Resources Ltd. , Class B .............................................. 1,159 55,548
Wheaton Precious Metals Corp. ............................................. 1,245 65,285
418,760
Utilities (0.7%):
Emera, Inc. ........................................................... 2,052 68,480
Fortis, Inc. ............................................................ 2,241 87,107
Hydro One Ltd. (b) ...................................................... 2,733 79,619
235,206
3,820,799
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC ....................................................... 1,877 50,057
Denmark (1.7%):
Consumer Discretionary (0.1%):
Pandora A/S .......................................................... 312 47,096
Financials (0.5%):
Danske Bank A/S ....................................................... 2,244 66,875
Tryg A/S ............................................................. 3,674 80,311
147,186
Health Care (0.6%):
Coloplast A/S , Class B ................................................... 401 48,182
Demant A/S (a) ......................................................... 993 42,985
Genmab A/S (a) ........................................................ 156 39,097
Novo Nordisk A/S , Class B ................................................ 381 55,026
185,290
Industrials (0.3%):
AP Moller - Maersk A/S , Class B ........................................... 24 41,725
DSV A/S ............................................................. 350 53,636
Svitzer Group A/S (a) .................................................... 47 1,752
97,113

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Materials (0.2%):
Novonesis A/S ......................................................... 1,068 $ 65,359
542,044
Finland (1.2%):
Energy (0.1%):
Neste Oyj ............................................................ 1,445 25,724
Financials (0.5%):
Nordea Bank Abp ....................................................... 7,513 89,422
Sampo Oyj , A Shares .................................................... 2,022 86,823
176,245
Industrials (0.2%):
Kone Oyj , Class B ...................................................... 1,360 67,120
Information Technology (0.2%):
Nokia Oyj ............................................................ 13,622 51,906
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 1,727 60,323
381,318
France (8.3%):
Communication Services (0.5%):
Orange SA ............................................................ 9,549 95,645
Publicis Groupe SA ..................................................... 717 76,301
171,946
Consumer Discretionary (1.4%):
Accor SA ............................................................ 1,751 71,811
Cie Generale des Etablissements Michelin SCA ................................. 2,208 85,376
Hermes International SCA ................................................ 23 52,705
Kering SA ............................................................ 115 41,684
LVMH Moet Hennessy Louis Vuitton SE ...................................... 53 40,499
Renault SA ........................................................... 1,135 58,143
Sodexo SA ........................................................... 1,095 98,492
448,710
Consumer Staples (0.9%):
Carrefour SA .......................................................... 4,053 57,288
Danone SA ........................................................... 1,700 103,906
L'Oreal SA ........................................................... 149 65,423
Pernod Ricard SA ....................................................... 373 50,605
277,222
Energy (0.2%):
TotalEnergies SE ....................................................... 1,166 77,822
Financials (1.3%):
Amundi SA (b) ......................................................... 1,054 68,000
AXA SA ............................................................. 2,588 84,717
BNP Paribas SA ........................................................ 1,074 68,462
Credit Agricole SA ...................................................... 5,994 81,770
Edenred SE ........................................................... 1,068 45,070
Societe Generale SA ..................................................... 2,514 59,008
407,027
Health Care (0.6%):
BioMerieux ........................................................... 626 59,491
EssilorLuxottica SA (a) ................................................... 379 81,654
Sanofi SA ............................................................ 531 51,139
Sartorius Stedim Biotech ................................................. 110 18,057
210,341

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (2.4%):
Aeroports de Paris SA ................................................... 468 $ 56,929
Airbus SE ............................................................ 472 64,825
Bouygues SA .......................................................... 1,868 59,948
Bureau Veritas SA ...................................................... 2,442 67,621
Cie de Saint-Gobain SA .................................................. 825 64,153
Eiffage SA ............................................................ 699 64,191
Legrand SA ........................................................... 821 81,442
Safran SA ............................................................ 389 82,225
Schneider Electric SE .................................................... 295 70,853
Thales SA ............................................................ 467 74,760
Vinci SA ............................................................. 737 77,640
764,587
Information Technology (0.3%):
Capgemini SE ......................................................... 247 49,115
Dassault Systemes SE .................................................... 1,217 46,002
95,117
Materials (0.2%):
Air Liquide SA ........................................................ 406 70,116
Utilities (0.5%):
Engie SA ............................................................. 5,736 81,905
Veolia Environnement SA ................................................. 2,561 76,566
158,471
2,681,359
Germany (5.7%):
Communication Services (0.4%):
Deutsche Telekom AG ................................................... 4,803 120,759
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG ............................................. 577 54,606
Continental AG ........................................................ 713 40,388
Mercedes-Benz Group AG ................................................ 880 60,845
155,839
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 654 95,627
Financials (1.5%):
Allianz SE , Registered Shares .............................................. 344 95,588
Commerzbank AG ...................................................... 4,083 62,018
Deutsche Bank AG , Registered Shares ........................................ 4,355 69,521
Deutsche Boerse AG .................................................... 446 91,265
Hannover Rueck SE ..................................................... 309 78,319
Talanx AG ............................................................ 921 73,522
470,233
Health Care (0.5%):
Carl Zeiss Meditec AG (c) ................................................. 363 25,518
Fresenius Medical Care AG ............................................... 1,087 41,623
Fresenius SE & Co. KGaA (a) .............................................. 2,004 59,827
Merck KGaA .......................................................... 292 48,387
175,355
Industrials (1.2%):
Brenntag SE .......................................................... 943 63,575
Daimler Truck Holding AG ................................................ 1,772 70,528
Deutsche Post AG ...................................................... 1,519 61,467
Knorr-Bremse AG ...................................................... 781 59,628
Rheinmetall AG ........................................................ 115 58,579

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Siemens AG , Registered Shares ............................................. 314 $ 58,410
372,187
Information Technology (0.5%):
Infineon Technologies AG ................................................. 1,163 42,721
Nemetschek SE ........................................................ 493 48,488
SAP SE .............................................................. 365 74,073
165,282
Materials (0.6%):
BASF SE ............................................................ 1,193 57,722
Heidelberg Materials AG ................................................. 642 66,560
Symrise AG ........................................................... 673 82,370
206,652
Utilities (0.2%):
RWE AG ............................................................. 2,072 70,887
1,832,821
Hong Kong (2.5%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd. ........................................... 8,641 40,279
Financials (0.6%):
AIA Group Ltd. ........................................................ 6,075 41,232
Hang Seng Bank Ltd. .................................................... 4,807 61,805
Hong Kong Exchanges & Clearing Ltd. ....................................... 1,478 47,356
Prudential PLC ........................................................ 5,193 47,152
197,545
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 13,450 64,418
MTR Corp. Ltd. (a) ...................................................... 18,738 59,150
Techtronic Industries Co. Ltd. .............................................. 3,259 37,228
160,796
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 14,814 55,490
Henderson Land Development Co. Ltd. ....................................... 17,770 47,675
Sun Hung Kai Properties Ltd. .............................................. 5,388 46,609
Swire Pacific Ltd. , Class A ................................................ 5,395 47,671
197,445
Utilities (0.6%):
China Common Rich Renewable Energy Investments Ltd. (a) (d) ...................... 26,000 —
CLP Holdings Ltd. ...................................................... 7,762 62,722
Hong Kong & China Gas Co. Ltd. ........................................... 82,989 63,128
Power Assets Holdings Ltd. ............................................... 12,115 65,549
191,399
787,464
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC , Class A ................................................ 804 65,129
Financials (0.2%):
AIB Group PLC ........................................................ 11,875 62,765
Industrials (0.3%):
Experian PLC ......................................................... 1,393 64,897
Kingspan Group PLC .................................................... 459 39,074
103,971

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Materials (0.2%):
Smurfit Kappa Group PLC ................................................ 1,160 $ 51,754
283,619
Israel (0.6%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 5,218 46,046
Bank Leumi Le-Israel BM ................................................ 5,753 46,790
Mizrahi Tefahot Bank Ltd. ................................................ 1,188 40,159
132,995
Industrials (0.1%):
Elbit Systems Ltd. ...................................................... 270 47,109
Information Technology (0.1%):
Nice Ltd. (a) ........................................................... 168 27,421
207,525
Italy (3.5%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA (b) ........................................ 7,739 80,798
Consumer Discretionary (0.1%):
Moncler SpA .......................................................... 675 41,242
Consumer Staples (0.2%):
Davide Campari-Milano NV , Class M ........................................ 5,782 54,633
Energy (0.3%):
Eni SpA ............................................................. 5,341 82,093
Financials (1.3%):
Generali ............................................................. 4,443 110,804
Intesa Sanpaolo SpA ..................................................... 22,037 81,906
Mediobanca Banca di Credito Finanziario SpA .................................. 5,225 76,595
Poste Italiane SpA (b) .................................................... 7,662 97,592
UniCredit SpA ......................................................... 1,640 60,770
427,667
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 1,240 64,663
Industrials (0.4%):
Leonardo SpA ......................................................... 2,579 59,872
Prysmian SpA ......................................................... 1,088 67,362
127,234
Utilities (0.8%):
Enel SpA ............................................................. 13,359 92,896
Snam SpA ............................................................ 18,254 80,746
Terna - Rete Elettrica Nazionale ............................................ 11,365 87,840
261,482
1,139,812
Japan (19.2%):
Communication Services (1.3%):
Capcom Co. Ltd. ....................................................... 2,000 37,707
KDDI Corp. ........................................................... 2,708 71,610
LY Corp. ............................................................. 16,030 38,752
Nexon Co. Ltd. ........................................................ 1,800 33,288
Nintendo Co. Ltd. ...................................................... 1,100 58,504
Nippon Telegraph & Telephone Corp. ........................................ 69,000 65,110
SoftBank Corp. ........................................................ 8,600 105,021
409,992

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Consumer Discretionary (2.9%):
Aisin Corp. ........................................................... 1,200 $ 39,110
Bandai Namco Holdings, Inc. .............................................. 2,200 42,941
Bridgestone Corp. ...................................................... 1,800 70,738
Denso Corp. .......................................................... 2,700 41,926
Fast Retailing Co. Ltd. ................................................... 200 50,426
Honda Motor Co. Ltd. ................................................... 4,200 44,906
Isuzu Motors Ltd. ....................................................... 3,700 49,013
Nissan Motor Co. Ltd. ................................................... 9,900 33,595
Nitori Holdings Co. Ltd. .................................................. 300 31,684
Oriental Land Co. Ltd. ................................................... 1,700 47,364
Pan Pacific International Holdings Corp. ...................................... 2,100 49,135
Panasonic Holdings Corp. ................................................. 4,900 40,115
Sekisui House Ltd. ...................................................... 3,572 79,114
Shimano, Inc. ......................................................... 340 52,510
Sony Group Corp. ...................................................... 600 50,873
Subaru Corp. .......................................................... 2,100 44,514
Sumitomo Electric Industries Ltd. ........................................... 3,500 54,446
Suzuki Motor Corp. ..................................................... 4,800 55,230
Toyota Motor Corp. ..................................................... 2,020 41,311
918,951
Consumer Staples (2.0%):
Aeon Co. Ltd. ......................................................... 3,400 72,683
Ajinomoto Co., Inc. ..................................................... 1,400 49,092
Asahi Group Holdings Ltd. ................................................ 1,860 65,615
Japan Tobacco, Inc. (c) ................................................... 3,344 90,382
Kao Corp. ............................................................ 2,018 81,839
Kikkoman Corp. ....................................................... 4,100 47,494
Kirin Holdings Co. Ltd. .................................................. 6,500 83,760
Seven & i Holdings Co. Ltd. ............................................... 4,000 48,735
Shiseido Co. Ltd. ....................................................... 1,600 45,632
Unicharm Corp. ........................................................ 1,894 60,834
646,066
Energy (0.3%):
ENEOS Holdings, Inc. ................................................... 12,400 63,715
Inpex Corp. ........................................................... 3,000 44,141
107,856
Financials (2.6%):
Dai-ichi Life Holdings, Inc. ............................................... 2,188 58,457
Daiwa Securities Group, Inc. ............................................... 7,000 53,391
Japan Exchange Group, Inc. ............................................... 2,300 53,643
Japan Post Holdings Co. Ltd. .............................................. 7,300 72,378
Mitsubishi UFJ Financial Group, Inc. ......................................... 5,000 53,739
Mizuho Financial Group, Inc. .............................................. 2,900 60,535
MS&AD Insurance Group Holdings, Inc. ...................................... 2,800 62,224
Nomura Holdings, Inc. ................................................... 9,400 53,875
ORIX Corp. ........................................................... 2,968 65,533
Resona Holdings, Inc. .................................................... 8,300 54,922
Sompo Holdings, Inc. .................................................... 2,800 59,788
Sumitomo Mitsui Financial Group, Inc. ....................................... 984 65,602
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 2,900 66,159
Tokio Marine Holdings, Inc. ............................................... 1,700 63,458
843,704
Health Care (1.7%):
Chugai Pharmaceutical Co. Ltd. ............................................ 1,290 45,836
Daiichi Sankyo Co. Ltd. .................................................. 1,000 34,338
Eisai Co. Ltd. .......................................................... 1,254 51,385
Hoya Corp. ........................................................... 418 48,603
Kyowa Kirin Co. Ltd. .................................................... 2,300 39,282
Olympus Corp. ........................................................ 3,400 54,814

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Otsuka Holdings Co. Ltd. ................................................. 1,500 $ 63,126
Shionogi & Co. Ltd. ..................................................... 1,628 63,523
Sysmex Corp. ......................................................... 2,500 40,265
Takeda Pharmaceutical Co. Ltd. ............................................ 2,700 70,022
Terumo Corp. ......................................................... 2,600 42,878
554,072
Industrials (4.1%):
ANA Holdings, Inc. ..................................................... 4,000 73,836
Central Japan Railway Co. ................................................ 3,200 69,084
Daikin Industries Ltd. .................................................... 366 50,895
East Japan Railway Co. .................................................. 3,900 64,596
FANUC Corp. ......................................................... 1,950 53,444
Hitachi Ltd. ........................................................... 3,000 67,154
ITOCHU Corp. ........................................................ 1,300 63,469
Kawasaki Kisen Kaisha Ltd. ............................................... 1,900 27,637
Komatsu Ltd. .......................................................... 1,888 54,820
Kubota Corp. .......................................................... 3,904 54,603
Marubeni Corp. ........................................................ 3,300 61,038
Mitsubishi Corp. ....................................................... 2,276 44,538
Mitsubishi Electric Corp. ................................................. 2,852 45,518
Mitsubishi Heavy Industries Ltd. ............................................ 5,200 55,695
Mitsui & Co. Ltd. ....................................................... 2,372 53,833
Mitsui OSK Lines Ltd. ................................................... 1,300 38,934
NIDEC Corp. .......................................................... 1,254 56,008
Nippon Yusen KK ...................................................... 1,300 37,835
Recruit Holdings Co. Ltd. ................................................. 1,020 54,573
Secom Co. Ltd. ........................................................ 1,010 59,626
SMC Corp. ........................................................... 114 54,098
Sumitomo Corp. ........................................................ 2,700 67,420
Toyota Industries Corp. ................................................... 408 34,404
Toyota Tsusho Corp. ..................................................... 2,100 40,885
Yaskawa Electric Corp. ................................................... 1,100 39,502
1,323,445
Information Technology (2.5%):
Advantest Corp. ........................................................ 600 23,963
Canon, Inc. (c) ......................................................... 2,314 62,629
Disco Corp. ........................................................... 100 37,944
FUJIFILM Holdings Corp. ................................................ 2,980 69,688
Fujitsu Ltd. ........................................................... 3,400 53,197
Keyence Corp. ......................................................... 128 56,135
Kyocera Corp. ......................................................... 4,500 51,792
Lasertec Corp. ......................................................... 100 22,434
Murata Manufacturing Co. Ltd. ............................................. 2,604 53,773
NEC Corp. ........................................................... 700 57,634
Nomura Research Institute Ltd. ............................................. 1,874 52,666
NTT Data Group Corp. ................................................... 3,108 45,634
Obic Co. Ltd. .......................................................... 400 51,570
Renesas Electronics Corp. ................................................. 2,000 37,409
SCREEN Holdings Co. Ltd. ............................................... 300 27,040
TDK Corp. ........................................................... 900 55,191
Tokyo Electron Ltd. ..................................................... 178 38,616
797,315
Materials (0.9%):
JFE Holdings, Inc. ...................................................... 3,400 48,938
Nippon Paint Holdings Co. Ltd. ............................................. 6,590 42,931
Nippon Sanso Holdings Corp. .............................................. 1,700 50,291
Nippon Steel Corp. ...................................................... 2,300 48,625
Nitto Denko Corp. ...................................................... 600 47,405
Shin-Etsu Chemical Co. Ltd. ............................................... 1,250 48,471
286,661

Victory Portfolios II
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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Real Estate (0.7%):
Daiwa House Industry Co. Ltd. ............................................. 2,400 $ 60,824
Mitsubishi Estate Co. Ltd. ................................................. 3,652 57,208
Mitsui Fudosan Co. Ltd. .................................................. 5,934 54,169
Sumitomo Realty & Development Co. Ltd. .................................... 1,700 49,889
222,090
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 3,900 65,505
6,175,657
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA ............................................................ 3,085 47,404
Health Care (0.1%):
Eurofins Scientific SE .................................................... 931 46,406
Materials (0.2%):
ArcelorMittal SA ....................................................... 2,173 49,725
143,535
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd. (a) ..................................................... 15,010 31,293
Netherlands (4.2%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 38,315 141,127
Universal Music Group NV ................................................ 1,999 59,464
200,591
Consumer Discretionary (0.2%):
Prosus NV (a) .......................................................... 1,429 50,894
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 1,043 82,256
Heineken NV .......................................................... 824 79,675
Koninklijke Ahold Delhaize NV ............................................ 2,612 77,167
239,098
Financials (1.3%):
ABN AMRO Bank NV (b) ................................................. 3,372 55,425
Adyen NV (a) (b) ........................................................ 12 14,304
Aegon Ltd. ........................................................... 13,873 85,685
ASR Nederland NV ..................................................... 1,097 52,285
Euronext NV (b) ........................................................ 855 79,194
ING Groep NV ........................................................ 5,377 91,904
NN Group NV (a) ....................................................... 965 44,898
423,695
Industrials (0.8%):
Ferrovial SE (a) ........................................................ 2,397 93,069
Randstad NV .......................................................... 1,323 59,968
Wolters Kluwer NV ..................................................... 565 93,654
246,691
Information Technology (0.4%):
ASM International NV ................................................... 66 50,305
ASML Holding NV ..................................................... 52 53,688
BE Semiconductor Industries NV ........................................... 207 34,612
138,605

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Materials (0.2%):
Akzo Nobel NV ........................................................ 1,040 $ 63,232
1,362,806
Norway (1.5%):
Communication Services (0.2%):
Telenor ASA .......................................................... 7,341 83,706
Consumer Staples (0.2%):
Mowi ASA ........................................................... 3,325 55,360
Energy (0.4%):
Aker BP ASA ......................................................... 2,288 58,352
Equinor ASA .......................................................... 2,236 63,678
122,030
Financials (0.3%):
DNB Bank ASA ........................................................ 4,442 87,275
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 854 69,613
Materials (0.2%):
Norsk Hydro ASA ...................................................... 8,969 55,883
473,867
Portugal (0.6%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA ............................................... 2,313 45,201
Energy (0.3%):
Galp Energia SGPS SA ................................................... 3,756 79,313
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 16,404 61,461
185,975
Russian Federation (0.0%):(e)
Materials (0.0%):(e)
Evraz PLC (a) (d) (f) ...................................................... 12,158 3,729
Singapore (2.2%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 43,400 88,036
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 28,762 65,768
Financials (1.1%):
DBS Group Holdings Ltd. ................................................. 4,645 122,627
Oversea-Chinese Banking Corp. Ltd. ......................................... 11,638 123,874
United Overseas Bank Ltd. ................................................ 5,092 117,675
364,176
Industrials (0.4%):
Keppel Ltd. ........................................................... 12,300 58,701
Singapore Airlines Ltd. ................................................... 13,100 66,674
125,375
Real Estate (0.2%):
CapitaLand Investment Ltd. ............................................... 30,200 59,255
702,610

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
South Korea (2.6%):
Communication Services (0.1%):
NAVER Corp. ......................................................... 267 $ 32,381
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd. .................................................. 270 49,342
Hyundai Motor Co. ..................................................... 275 58,949
Kia Corp. ............................................................ 465 43,689
LG Electronics, Inc. ..................................................... 757 61,002
212,982
Financials (0.9%):
Hana Financial Group, Inc. ................................................ 1,069 47,150
KakaoBank Corp. ....................................................... 1,322 19,500
KB Financial Group, Inc. ................................................. 927 52,877
Meritz Financial Group, Inc. ............................................... 672 38,625
Samsung Fire & Marine Insurance Co. Ltd. .................................... 179 50,597
Samsung Life Insurance Co. Ltd. ............................................ 581 37,363
Shinhan Financial Group Co. Ltd. ........................................... 1,615 56,505
302,617
Health Care (0.1%):
Celltrion, Inc. ......................................................... 257 32,550
Industrials (0.3%):
LG Corp. ............................................................. 656 38,420
POSCO Future M Co. Ltd. ................................................ 80 15,027
Samsung C&T Corp. .................................................... 431 44,471
97,918
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 1,279 75,744
Samsung SDI Co. Ltd. ................................................... 119 30,610
106,354
Materials (0.2%):
Ecopro Co. Ltd. (a) ...................................................... 170 11,130
LG Chem Ltd. ......................................................... 105 26,361
POSCO Holdings, Inc. ................................................... 80 21,101
58,592
843,394
Spain (2.4%):
Consumer Discretionary (0.5%):
Amadeus IT Group SA ................................................... 1,187 78,982
Industria de Diseno Textil SA .............................................. 1,793 89,009
167,991
Energy (0.2%):
Repsol SA ............................................................ 4,133 65,212
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 6,939 69,488
Banco Santander SA ..................................................... 14,583 67,623
CaixaBank SA ......................................................... 15,619 82,671
219,782
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA (a) .............................. 1,722 74,273
Aena SME SA (b) ....................................................... 395 79,518
153,791
Utilities (0.5%):
Endesa SA ............................................................ 3,891 73,059

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Iberdrola SA .......................................................... 7,063 $ 91,627
164,686
771,462
Sweden (4.7%):
Consumer Discretionary (0.3%):
Evolution AB (b) ....................................................... 423 44,079
H & M Hennes & Mauritz AB , Class B (c) ..................................... 2,847 45,051
89,130
Consumer Staples (0.3%):
Essity AB , Class B ...................................................... 3,247 83,178
Financials (1.6%):
EQT AB ............................................................. 1,341 39,643
Industrivarden AB , Class C ................................................ 2,872 96,939
Investor AB , Class B .................................................... 3,782 103,594
L E Lundbergforetagen AB , Class B ......................................... 1,655 81,855
Skandinaviska Enskilda Banken AB , Class A ................................... 5,465 80,727
Svenska Handelsbanken AB , Class A ......................................... 6,344 60,448
Swedbank AB , Class A ................................................... 3,040 62,581
525,787
Industrials (2.2%):
Alfa Laval AB ......................................................... 1,880 82,354
Assa Abloy AB , Class B .................................................. 2,716 76,805
Atlas Copco AB , Class A ................................................. 3,925 73,798
Epiroc AB , Class A ...................................................... 3,539 70,649
Indutrade AB .......................................................... 2,071 53,091
Lifco AB , Class B ...................................................... 2,277 62,542
Nibe Industrier AB , Class B ............................................... 6,443 27,330
Saab AB , Class B (a) ..................................................... 2,497 60,100
Sandvik AB ........................................................... 3,012 60,384
SKF AB , B Shares ...................................................... 2,938 59,012
Volvo AB , Class B ...................................................... 3,340 85,466
711,531
Information Technology (0.1%):
Hexagon AB , Class B .................................................... 4,458 50,346
Materials (0.2%):
Svenska Cellulosa AB SCA , Class B ......................................... 4,173 61,662
1,521,634
Switzerland (6.9%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 188 105,793
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA , Registered Shares ................................ 279 43,560
The Swatch Group AG ................................................... 244 49,992
93,552
Consumer Staples (0.7%):
Chocoladefabriken Lindt & Spruengli AG ..................................... 6 70,066
Coca-Cola HBC AG ..................................................... 2,337 79,692
Nestle SA , Registered Shares .............................................. 891 90,974
240,732
Financials (1.7%):
Banque Cantonale Vaudoise , Registered Shares ................................. 774 82,156
Julius Baer Group Ltd. ................................................... 945 52,810
Partners Group Holding AG ............................................... 37 47,532
Swiss Life Holding AG ................................................... 117 86,040
Swiss Re AG .......................................................... 685 85,024

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
UBS Group AG ........................................................ 2,143 $ 63,100
Zurich Insurance Group AG ............................................... 222 118,402
535,064
Health Care (1.2%):
Alcon, Inc. ........................................................... 843 75,282
Lonza Group AG , Registered Shares ......................................... 67 36,577
Novartis AG , Registered Shares ............................................. 865 92,605
Roche Holding AG ...................................................... 307 85,268
Sonova Holding AG ..................................................... 221 68,295
Straumann Holding AG , Class R ............................................ 290 35,931
393,958
Industrials (1.2%):
ABB Ltd. , Registered Shares ............................................... 1,575 87,525
Geberit AG , Registered Shares ............................................. 97 57,317
Kuehne + Nagel International AG , Class R ..................................... 201 57,819
Schindler Holding AG ................................................... 276 69,376
SGS SA , Registered Shares (a) .............................................. 733 65,279
VAT Group AG (b) ...................................................... 91 51,604
388,920
Information Technology (0.3%):
Logitech International SA , Class R .......................................... 507 49,057
STMicroelectronics NV .................................................. 1,018 40,186
89,243
Materials (1.2%):
EMS-Chemie Holding AG ................................................ 124 101,666
Givaudan SA , Registered Shares ............................................ 16 75,877
Glencore PLC ......................................................... 10,457 59,620
Holcim AG ........................................................... 983 87,127
Sika AG , Registered Shares ................................................ 191 54,687
378,977
2,226,239
United Kingdom (9.0%):
Communication Services (0.7%):
BT Group PLC ........................................................ 40,571 71,968
Informa PLC .......................................................... 7,624 82,465
Vodafone Group PLC .................................................... 65,029 57,336
211,769
Consumer Discretionary (0.7%):
Compass Group PLC .................................................... 3,348 91,401
InterContinental Hotels Group PLC .......................................... 665 69,980
Next PLC ............................................................ 628 71,722
233,103
Consumer Staples (1.8%):
Associated British Foods PLC .............................................. 2,603 81,393
Diageo PLC ........................................................... 1,759 55,347
Haleon PLC ........................................................... 18,886 77,005
Imperial Brands PLC .................................................... 3,726 95,316
Reckitt Benckiser Group PLC .............................................. 1,084 58,667
Tesco PLC ............................................................ 22,193 85,832
Unilever PLC ......................................................... 2,073 113,842
567,402
Energy (0.5%):
BP PLC .............................................................. 11,728 70,439
Shell PLC (a) .......................................................... 2,538 90,909
161,348

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Financials (2.2%):
3i Group PLC ......................................................... 2,328 $ 90,213
Admiral Group PLC ..................................................... 1,779 58,798
Barclays PLC ......................................................... 24,106 63,647
HSBC Holdings PLC .................................................... 9,558 82,618
Legal & General Group PLC ............................................... 21,643 62,095
Lloyds Banking Group PLC ............................................... 110,761 76,631
London Stock Exchange Group PLC ......................................... 1,048 124,509
NatWest Group PLC ..................................................... 15,759 62,104
Standard Chartered PLC .................................................. 6,295 56,967
Wise PLC , Class A (a) .................................................... 3,380 29,114
706,696
Health Care (0.7%):
AstraZeneca PLC ....................................................... 458 71,525
GSK PLC ............................................................ 3,773 72,937
Smith & Nephew PLC ................................................... 5,173 64,113
208,575
Industrials (1.2%):
Ashtead Group PLC ..................................................... 668 44,595
BAE Systems PLC ...................................................... 4,645 77,495
Bunzl PLC ........................................................... 2,352 89,478
RELX PLC ........................................................... 2,005 92,217
Rentokil Initial PLC ..................................................... 7,638 44,523
Rolls-Royce Holdings PLC (a) .............................................. 7,704 44,479
392,787
Information Technology (0.4%):
Halma PLC ........................................................... 2,310 79,005
The Sage Group PLC .................................................... 4,027 55,402
134,407
Materials (0.3%):
Anglo American PLC .................................................... 1,560 49,332
Rio Tinto PLC ......................................................... 947 62,251
111,583
Utilities (0.5%):
National Grid PLC (a) .................................................... 6,496 72,464
SSE PLC (a) ........................................................... 3,520 79,614
152,078
2,879,748
United States (0.2%):
Industrials (0.2%):
RB Global, Inc. ........................................................ 647 49,352
Total Common Stocks (Cost $30,422,388) 31,768,460
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (d) ........................................... 61 —
Total Warrants (Cost $–) —
Investment Companies (0.5%)
United States (0.5%):
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .17% (g) ............ 158,227 158,227
Total Investment Companies (Cost $158,227) 158,227

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 75,288
Security Description Shares Value
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 53,091 $ 53,091
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (g) ............ 53,091 53,091
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 53,091 53,091
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (g) . 53,091 53,091
Total Collateral for Securities Loaned (Cost $212,364) 212,364
Total Investments (Cost $30,792,979) — 100.0% 32,139,051
Other assets in excess of liabilities — 0.0% 3,710
NET ASSETS - 100.00% $ 32,142,761
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$650,133 and amounted to 2.0% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Amount represents less than 0.05% of net assets.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2024.
(g) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 2 9/20/24 $ 234,163 $ 234,320 $ 157
Total unrealized appreciation $ 157
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 157

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF
92
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (7.4%):
Baidu, Inc. , ADR (a) ..................................................... 3,426 $ 296,280
Fox Corp. , Class A ...................................................... 5,575 191,613
Fox Corp. , Class B ...................................................... 5,682 181,938
Liberty Media Corp.-Liberty Formula One (a) ................................... 5,031 361,427
Liberty Media Corp.-Liberty Formula One (a) ................................... 578 37,125
Liberty Media Corp.-Liberty Live (a) ......................................... 616 23,106
Liberty Media Corp.-Liberty Live (a) ......................................... 1,534 58,706
Liberty Media Corp.-Liberty SiriusXM (a) ..................................... 5,276 116,916
Liberty Media Corp.-Liberty SiriusXM (a) ..................................... 2,367 52,429
News Corp. , Class A ..................................................... 9,146 252,155
News Corp. , Class B .................................................... 4,599 130,566
1,702,261
Consumer Discretionary (15.4%):
DraftKings, Inc. (a) ...................................................... 11,486 438,421
eBay, Inc. ............................................................ 12,107 650,388
Expedia Group, Inc. (a) ................................................... 3,062 385,781
JD.com, Inc. , ADR (b) .................................................... 11,539 298,168
Pool Corp. ............................................................ 924 283,973
Tractor Supply Co. ...................................................... 2,600 702,000
Trip.com Group Ltd. , ADR (a) .............................................. 7,552 354,944
Ulta Beauty, Inc. (a) ..................................................... 1,151 444,136
3,557,811
Electronic Equipment, Instruments & Components (3.1%):
Trimble, Inc. (a) ........................................................ 5,889 329,313
Zebra Technologies Corp. (a) ............................................... 1,240 383,073
712,386
Health Care (16.8%):
Align Technology, Inc. (a) ................................................. 1,816 438,437
Alnylam Pharmaceuticals, Inc. (a) ........................................... 3,051 741,393
BioMarin Pharmaceutical, Inc. (a) ........................................... 4,580 377,072
BioNTech SE , ADR (a) ................................................... 2,365 190,051
Hologic, Inc. (a) ........................................................ 5,629 417,953
ICON PLC (a) ......................................................... 1,994 625,059
Neurocrine Biosciences, Inc. (a) ............................................. 2,427 334,125
Sanofi SA , ADR ........................................................ 6,793 329,596
The Cooper Cos., Inc. (a) .................................................. 4,802 419,215
3,872,901
Industrials (8.7%):
Axon Enterprise, Inc. (a) .................................................. 1,820 535,517
Grab Holdings Ltd. (a) ................................................... 92,183 327,250
J.B. Hunt Transport Services, Inc. ........................................... 2,489 398,240
SS&C Technologies Holdings, Inc. .......................................... 5,965 373,826
United Airlines Holdings, Inc. (a) ............................................ 7,930 385,874
2,020,707
IT Services (4.9%):
Akamai Technologies, Inc. (a) .............................................. 3,674 330,954
Okta, Inc. (a) .......................................................... 3,882 363,394
VeriSign, Inc. (a) ........................................................ 2,402 427,076
1,121,424
Materials (2.1%):
Steel Dynamics, Inc. ..................................................... 3,790 490,805
Semiconductors & Semiconductor Equipment (14.4%):
Enphase Energy, Inc. (a) .................................................. 3,282 327,248
Entegris, Inc. .......................................................... 3,637 492,450
First Solar, Inc. (a) ...................................................... 2,582 582,138
Monolithic Power Systems, Inc. ............................................ 1,174 964,652

Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Skyworks Solutions, Inc. ................................................. 3,870 $ 412,465
Teradyne, Inc. ......................................................... 3,765 558,312
3,337,265
Software (13.6%):
AppLovin Corp. , Class A (a) ............................................... 6,607 549,835
Bentley Systems, Inc. , Class B ............................................. 6,957 343,397
Check Point Software Technologies Ltd. (a) .................................... 2,723 449,295
Gen Digital, Inc. ....................................................... 15,101 377,223
MicroStrategy, Inc. (a) (b) .................................................. 380 523,442
PTC, Inc. (a) ........................................................... 2,888 524,663
Zoom Video Communications, Inc. , Class A (a) .................................. 6,358 376,330
3,144,185
Technology Hardware, Storage & Peripherals (13.3%):
Logitech International SA , Class R (b) ........................................ 3,700 358,456
NetApp, Inc. .......................................................... 4,977 641,038
Seagate Technology Holdings PLC .......................................... 5,065 523,062
Super Micro Computer, Inc. (a) ............................................. 1,168 957,001
Western Digital Corp. (a) .................................................. 7,875 596,689
3,076,246
Total Common Stocks (Cost $20,972,854) 23,035,991
Collateral for Securities Loaned (4.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 285,554 285,554
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (c) ............ 285,554 285,554
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 285,554 285,554
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (c) . 285,554 285,554
Total Collateral for Securities Loaned (Cost $1,142,216) 1,142,216
Total Investments (Cost $22,115,070) — 104.6% 24,178,207
Liabilities in excess of other assets — (4.6)% (1,055,957)
NET ASSETS - 100.00% $ 23,122,250
At June 30, 2024, the Fund's investments in foreign securities were 14.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares THB Mid Cap ETF
94
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.6%)
Aerospace & Defense (5.0%):
HEICO Corp. .......................................................... 22,798 $ 5,097,861
Building Products (4.1%):
Carlisle Cos., Inc. ....................................................... 10,249 4,152,997
Commercial Services & Supplies (6.8%):
Copart, Inc. (a) ......................................................... 50,185 2,718,020
Rollins, Inc. ........................................................... 86,750 4,232,532
6,950,552
Consumer Discretionary (14.8%):
D.R. Horton, Inc. ....................................................... 27,846 3,924,337
NVR, Inc. (a) .......................................................... 613 4,651,787
Pool Corp. ............................................................ 9,178 2,820,675
Ross Stores, Inc. ....................................................... 25,552 3,713,217
15,110,016
Consumer Staples (5.6%):
Casey's General Stores, Inc. ............................................... 8,986 3,428,698
Darling Ingredients, Inc. (a) ................................................ 59,977 2,204,155
5,632,853
Ground Transportation (7.1%):
J.B. Hunt Transport Services, Inc. ........................................... 14,230 2,276,800
Landstar System, Inc. .................................................... 12,700 2,342,896
Old Dominion Freight Line, Inc. ............................................ 14,690 2,594,254
7,213,950
Health Care (9.4%):
Chemed Corp. ......................................................... 6,118 3,319,504
Hologic, Inc. (a) ........................................................ 44,063 3,271,678
West Pharmaceutical Services, Inc. .......................................... 9,075 2,989,214
9,580,396
Information Technology (19.8%):
Amphenol Corp. , Class A ................................................. 74,744 5,035,503
ANSYS, Inc. (a) ........................................................ 10,402 3,344,243
Keysight Technologies, Inc. (a) ............................................. 16,522 2,259,384
Littelfuse, Inc. ......................................................... 11,014 2,815,068
PTC, Inc. (a) ........................................................... 21,112 3,835,417
Teledyne Technologies, Inc. (a) ............................................. 7,802 3,027,020
20,316,635
Machinery (9.8%):
Graco, Inc. ........................................................... 40,851 3,238,667
The Toro Co. .......................................................... 31,059 2,904,327
Westinghouse Air Brake Technologies Corp. .................................... 24,173 3,820,543
9,963,537
Materials (6.4%):
CF Industries Holdings, Inc. ............................................... 45,358 3,361,935
NewMarket Corp. ...................................................... 6,118 3,154,257
6,516,192
Professional Services (4.1%):
CACI International, Inc. , Class A (a) ......................................... 9,793 4,212,263
Trading Companies & Distributors (6.7%):
Fastenal Co. ........................................................... 57,375 3,605,445

Victory Portfolios II
VictoryShares THB Mid Cap ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 3,519 $ 3,174,983
6,780,428
Total Common Stocks (Cost $103,409,104) 101,527,680
Total Investments (Cost $103,409,104) — 99.6% 101,527,680
Other assets in excess of liabilities — 0.4% 394,322
NET ASSETS - 100.00% $ 101,922,002
(a) Non-income producing security.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Free Cash Flow ETF
96
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Biotechnology (11.5%):
Amgen, Inc. ........................................................... 49,541 $ 15,479,085
Gilead Sciences, Inc. .................................................... 270,490 18,558,319
Incyte Corp. (a) ......................................................... 138,478 8,394,536
United Therapeutics Corp. (a) .............................................. 28,461 9,066,252
51,498,192
Communication Services (4.0%):
Electronic Arts, Inc. ..................................................... 53,802 7,496,233
Fox Corp. , Class A ...................................................... 310,308 10,665,286
18,161,519
Consumer Discretionary (17.6%):
D.R. Horton, Inc. ....................................................... 78,842 11,111,203
Expedia Group, Inc. (a) ................................................... 141,406 17,815,742
Lennar Corp. , Class A .................................................... 91,365 13,692,873
LKQ Corp. ........................................................... 152,420 6,339,148
NVR, Inc. (a) .......................................................... 970 7,360,903
PulteGroup, Inc. ........................................................ 91,943 10,122,924
Toll Brothers, Inc. ...................................................... 51,104 5,886,159
Williams-Sonoma, Inc. ................................................... 22,806 6,439,730
78,768,682
Energy (24.4%):
Baker Hughes Co. ...................................................... 113,341 3,986,203
Chevron Corp. ......................................................... 70,061 10,958,942
ConocoPhillips Co. ..................................................... 66,237 7,576,188
Coterra Energy, Inc. ..................................................... 143,875 3,837,146
Devon Energy Corp. ..................................................... 137,264 6,506,314
Diamondback Energy, Inc. ................................................ 34,973 7,001,245
EOG Resources, Inc. .................................................... 57,759 7,270,125
Exxon Mobil Corp. ..................................................... 98,191 11,303,748
Halliburton Co. ........................................................ 124,090 4,191,760
Marathon Oil Corp. ..................................................... 232,492 6,665,546
Marathon Petroleum Corp. ................................................ 58,710 10,185,011
Occidental Petroleum Corp. ............................................... 77,813 4,904,553
Ovintiv, Inc. .......................................................... 91,010 4,265,639
Phillips 66 ............................................................ 36,643 5,172,892
Schlumberger NV ...................................................... 112,719 5,318,082
Valero Energy Corp. ..................................................... 65,997 10,345,690
109,489,084
Health Care Providers & Services (16.9%):
Cardinal Health, Inc. .................................................... 82,151 8,077,086
Centene Corp. (a) ....................................................... 173,096 11,476,265
CVS Health Corp. ...................................................... 258,967 15,294,591
Elevance Health, Inc. .................................................... 26,656 14,443,820
Molina Healthcare, Inc. (a) ................................................ 29,676 8,822,675
The Cigna Group ....................................................... 53,405 17,654,091
75,768,528
Industrials (12.2%):
Builders FirstSource, Inc. (a) ............................................... 50,726 7,020,986
Delta Air Lines, Inc. ..................................................... 178,135 8,450,724
Owens Corning ........................................................ 42,334 7,354,263
PACCAR, Inc. ......................................................... 94,577 9,735,756
Paychex, Inc. .......................................................... 72,506 8,596,311
Snap-on, Inc. .......................................................... 25,478 6,659,694
SS&C Technologies Holdings, Inc. .......................................... 110,486 6,924,158
54,741,892
Information Technology (9.5%):
Gen Digital, Inc. ....................................................... 293,469 7,330,856
Jabil, Inc. ............................................................ 65,679 7,145,218

Victory Portfolios II
VictoryShares Free Cash Flow ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Juniper Networks, Inc. ................................................... 185,075 $ 6,747,834
NetApp, Inc. .......................................................... 53,585 6,901,748
Zoom Video Communications, Inc. , Class A (a) .................................. 242,484 14,352,628
42,478,284
Materials (1.5%):
Reliance, Inc. .......................................................... 23,530 6,720,168
Utilities (2.1%):
NRG Energy, Inc. ....................................................... 121,399 9,452,126
Total Common Stocks (Cost $445,968,445) 447,078,475
Total Investments (Cost $445,968,445) — 99.7% 447,078,475
Other assets in excess of liabilities — 0.3% 1,333,746
NET ASSETS - 100.00% $ 448,412,221
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 5 9/20/24 $ 1,377,671 $ 1,380,375 $ 2,704
Total unrealized appreciation $ 2,704
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2,704

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
98
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (7.7%):
Bumble, Inc. , Class A (a) .................................................. 32,343 $ 339,925
Cars.com, Inc. (a) ....................................................... 8,043 158,447
Integral Ad Science Holding Corp. (a) ......................................... 21,151 205,588
Magnite, Inc. (a) ........................................................ 15,612 207,484
Match Group, Inc. (a) .................................................... 15,926 483,832
Nexstar Media Group, Inc. ................................................ 3,740 620,877
Scholastic Corp. ........................................................ 2,358 83,638
Shutterstock, Inc. ....................................................... 8,134 314,786
Spok Holdings, Inc. ..................................................... 2,102 31,131
The Marcus Corp. ...................................................... 8,712 99,055
TripAdvisor, Inc. (a) ..................................................... 21,108 375,934
Vimeo, Inc. (a) ......................................................... 36,682 136,824
Vivid Seats, Inc. , Class A (a) ............................................... 33,975 195,356
Yelp, Inc. (a) ........................................................... 13,551 500,709
ZipRecruiter, Inc. (a) ..................................................... 9,635 87,582
ZoomInfo Technologies, Inc. (a) ............................................. 29,922 382,104
4,223,272
Consumer Discretionary (20.7%):
Academy Sports & Outdoors, Inc. ........................................... 5,902 314,281
American Public Education, Inc. (a) .......................................... 2,797 49,171
AMMO, Inc. (a) ........................................................ 13,816 23,211
Build-A-Bear Workshop, Inc. .............................................. 2,460 62,164
Caleres, Inc. .......................................................... 7,564 254,150
Cavco Industries, Inc. (a) .................................................. 720 249,242
Chegg, Inc. (a) ......................................................... 138,773 438,523
Coursera, Inc. (a) ....................................................... 21,992 157,463
Crocs, Inc. (a) .......................................................... 2,502 365,142
Designer Brands, Inc. , Class A ............................................. 30,761 210,098
Dillard's, Inc. , Class A ................................................... 1,746 768,921
Everi Holdings, Inc. (a) ................................................... 32,367 271,883
Frontdoor, Inc. (a) ....................................................... 7,084 239,368
Guess?, Inc. ........................................................... 12,425 253,470
H&R Block, Inc. ....................................................... 9,013 488,775
Holley, Inc. (a) ......................................................... 6,903 24,713
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 3,677 521,840
J. Jill, Inc. ............................................................ 795 27,801
JAKKS Pacific, Inc. (a) ................................................... 2,719 48,697
KB Home ............................................................ 6,395 448,801
Laureate Education, Inc. .................................................. 17,184 256,729
LCI Industries ......................................................... 2,914 301,249
Lear Corp. ............................................................ 3,342 381,690
M/I Homes, Inc. (a) ...................................................... 4,184 511,034
Mattel, Inc. (a) ......................................................... 20,866 339,281
Monarch Casino & Resort, Inc. ............................................. 2,813 191,650
Phinia, Inc. ........................................................... 5,669 223,132
Polaris, Inc. ........................................................... 5,143 402,748
Sonos, Inc. (a) ......................................................... 14,123 208,455
Stride, Inc. (a) .......................................................... 4,018 283,269
Tapestry, Inc. .......................................................... 13,962 597,434
Target Hospitality Corp. (a) ................................................ 15,329 133,516
Taylor Morrison Home Corp. (a) ............................................ 9,071 502,896
The Buckle, Inc. ........................................................ 10,170 375,680
Tri Pointe Homes, Inc. (a) ................................................. 8,623 321,207
Vista Outdoor, Inc. (a) .................................................... 19,673 740,688
Winnebago Industries, Inc. ................................................ 5,073 274,957
Xponential Fitness, Inc. , Class A (a) .......................................... 11,597 180,913
11,444,242
Consumer Staples (2.4%):
Cal-Maine Foods, Inc. ................................................... 7,829 478,430
John B Sanfilippo & Son, Inc. .............................................. 1,058 102,806

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Lifeway Foods, Inc. (a) ................................................... 2,923 $ 37,327
Olaplex Holdings, Inc. (a) ................................................. 46,952 72,306
The Andersons, Inc. ..................................................... 10,638 527,645
Weis Markets, Inc. ...................................................... 1,821 114,304
1,332,818
Energy Equipment & Services (4.9%):
Cactus, Inc. , Class A ..................................................... 4,271 225,253
ChampionX Corp. ...................................................... 9,444 313,635
DMC Global, Inc. (a) .................................................... 4,374 63,073
Helix Energy Solutions Group, Inc. (a) ........................................ 22,900 273,426
Helmerich & Payne, Inc. .................................................. 6,966 251,751
Liberty Energy, Inc. ..................................................... 15,871 331,545
Patterson-UTI Energy, Inc. ................................................ 45,359 469,919
Ranger Energy Services, Inc. ............................................... 3,381 35,568
RPC, Inc. ............................................................ 35,299 220,619
Select Water Solutions, Inc. ................................................ 18,917 202,412
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 5,948 51,034
U.S. Silica Holdings, Inc. (a) ............................................... 16,804 259,622
2,697,857
Financials (0.0%):(b)
Acacia Research Corp. (a) ................................................. 4,826 24,178
Health Care (9.1%):
Alkermes PLC (a) ....................................................... 21,033 506,895
Amneal Pharmaceuticals, Inc. (a) ............................................ 35,809 227,387
Catalyst Pharmaceuticals, Inc. (a) ............................................ 26,786 414,915
Collegium Pharmaceutical, Inc. (a) ........................................... 18,591 598,630
Cross Country Healthcare, Inc. (a) ........................................... 12,562 173,858
DocGo, Inc. (a) ......................................................... 14,664 45,312
Exelixis, Inc. (a) ........................................................ 15,341 344,712
Harmony Biosciences Holdings, Inc. (a) ....................................... 14,705 443,650
Jazz Pharmaceuticals PLC (a) .............................................. 6,526 696,520
Lantheus Holdings, Inc. (a) ................................................ 6,326 507,914
Pacira BioSciences, Inc. (a) ................................................ 12,626 361,230
Progyny, Inc. (a) ........................................................ 9,847 281,723
Puma Biotechnology, Inc. (a) ............................................... 12,014 39,166
Semler Scientific, Inc. (a) .................................................. 868 29,859
SIGA Technologies, Inc. .................................................. 34,783 264,003
Tactile Systems Technology, Inc. (a) .......................................... 5,420 64,715
5,000,489
Industrials (15.5%):
AGCO Corp. .......................................................... 3,850 376,838
Alight, Inc. , Class A (a) ................................................... 64,363 474,999
Allient, Inc. ........................................................... 1,331 33,634
Allison Transmission Holdings, Inc. ......................................... 5,748 436,273
Argan, Inc. ........................................................... 1,963 143,613
Atkore, Inc. ........................................................... 2,445 329,904
Barrett Business Services, Inc. ............................................. 4,059 133,013
Boise Cascade Co. ...................................................... 2,394 285,413
Concentrix Corp. ....................................................... 7,020 444,226
DNOW, Inc. (a) ........................................................ 29,220 401,191
Franklin Covey Co. (a) ................................................... 1,579 60,002
Gibraltar Industries, Inc. (a) ................................................ 3,331 228,340
GMS, Inc. (a) .......................................................... 3,248 261,821
Heartland Express, Inc. ................................................... 12,627 155,691
Heidrick & Struggles International, Inc. ....................................... 1,704 53,812
Hudson Technologies, Inc. (a) .............................................. 12,208 107,308
Hyster-Yale, Inc. ....................................................... 1,522 106,129
Insteel Industries, Inc. .................................................... 957 29,629
Janus International Group, Inc. (a) ........................................... 19,458 245,754
Karat Packaging, Inc. .................................................... 762 22,540

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Korn Ferry ........................................................... 3,724 $ 250,029
Legalzoom.com, Inc. (a) .................................................. 27,811 233,334
Liquidity Services, Inc. (a) ................................................. 1,519 30,350
LSI Industries, Inc. ...................................................... 1,482 21,444
Mayville Engineering Co., Inc. (a) ........................................... 974 16,227
MRC Global, Inc. (a) ..................................................... 10,160 131,166
Mueller Industries, Inc. ................................................... 13,006 740,562
Pangaea Logistics Solutions Ltd. ............................................ 3,736 29,253
Preformed Line Products Co. .............................................. 246 30,637
Quanex Building Products Corp. ............................................ 4,267 117,983
RCM Technologies, Inc. (a) ................................................ 969 18,140
Resideo Technologies, Inc. (a) .............................................. 13,655 267,092
Safe Bulkers, Inc. ....................................................... 9,774 56,885
Shoals Technologies Group, Inc. , Class A (a) .................................... 27,334 170,564
Sterling Infrastructure, Inc. (a) .............................................. 2,879 340,701
TaskUS, Inc. , Class A (a) .................................................. 4,564 60,747
Taylor Devices, Inc. (a) ................................................... 319 14,349
Tennant Co. ........................................................... 2,155 212,138
Terex Corp. ........................................................... 7,678 421,061
Titan International, Inc. (a) ................................................. 13,926 103,192
UFP Industries, Inc. ..................................................... 3,307 370,384
Upwork, Inc. (a) ........................................................ 19,911 214,043
Virco Mfg. Corp. ....................................................... 1,743 24,297
Wabash National Corp. ................................................... 15,362 335,506
Willdan Group, Inc. (a) ................................................... 925 26,686
8,566,900
Information Technology (12.1%):
8x8, Inc. (a) ........................................................... 16,216 36,000
Amdocs Ltd. .......................................................... 5,874 463,576
Aviat Networks, Inc. (a) ................................................... 1,645 47,195
Bel Fuse, Inc. , Class B ................................................... 1,886 123,043
Box, Inc. , Class A (a) .................................................... 11,320 299,301
Cleanspark, Inc. (a) ...................................................... 17,322 276,286
Clear Secure, Inc. , Class A ................................................ 29,932 560,028
CSP, Inc. ............................................................. 1,351 20,130
Daktronics, Inc. (a) ...................................................... 5,961 83,156
Digi International, Inc. (a) ................................................. 3,196 73,284
DocuSign, Inc. (a) ....................................................... 9,911 530,238
Dropbox, Inc. , Class A (a) ................................................. 31,552 708,973
EPAM Systems, Inc. (a) ................................................... 2,082 391,645
ePlus, Inc. (a) .......................................................... 6,803 501,245
F5, Inc. (a) ............................................................ 2,710 466,743
Grid Dynamics Holdings, Inc. (a) ............................................ 4,175 43,879
Immersion Corp. ....................................................... 7,714 72,589
InterDigital, Inc. ....................................................... 2,338 272,517
inTEST Corp. (a) ....................................................... 990 9,781
Photronics, Inc. (a) ...................................................... 15,061 371,555
RingCentral, Inc. , Class A (a) ............................................... 13,236 373,255
TD SYNNEX Corp. ..................................................... 4,234 488,604
The Hackett Group, Inc. .................................................. 1,303 28,301
Turtle Beach Corp. (a) .................................................... 3,737 53,589
Twilio, Inc. , Class A (a) ................................................... 6,569 373,185
Viant Technology, Inc. , Class A (a) ........................................... 3,893 38,424
6,706,522
Materials (2.9%):
Alpha Metallurgical Resources, Inc. .......................................... 1,251 350,943
Arch Resources, Inc. .................................................... 3,006 457,604
Clearwater Paper Corp. (a) ................................................. 2,530 122,629
Cleveland-Cliffs, Inc. (a) .................................................. 31,903 490,987
Metallus, Inc. (a) ........................................................ 3,968 80,431

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Olympic Steel, Inc. ...................................................... 2,290 $ 102,661
1,605,255
Oil, Gas & Consumable Fuels (24.4%):
Antero Midstream Corp. .................................................. 21,275 313,594
APA Corp. ............................................................ 17,921 527,594
Ardmore Shipping Corp. .................................................. 20,646 465,154
Berry Corp. ........................................................... 47,714 308,232
California Resources Corp. ................................................ 12,736 677,810
Centrus Energy Corp. , Class A (a) ........................................... 5,822 248,891
Chord Energy Corp. ..................................................... 4,656 780,718
Civitas Resources, Inc. ................................................... 9,830 678,270
CONSOL Energy, Inc. (a) ................................................. 5,909 602,895
Crescent Energy Co. , Class A .............................................. 35,031 415,117
CVR Energy, Inc. ....................................................... 17,119 458,276
Dorian LPG Ltd. ....................................................... 13,155 551,984
Evolution Petroleum Corp. ................................................ 2,445 12,885
Gran Tierra Energy, Inc. (a) ................................................ 5,961 57,643
HF Sinclair Corp. ....................................................... 11,053 589,567
International Seaways, Inc. ................................................ 11,552 683,070
Magnolia Oil & Gas Corp. , Class A .......................................... 16,609 420,872
Matador Resources Co. ................................................... 5,311 316,536
Murphy Oil Corp. ...................................................... 13,105 540,450
Northern Oil & Gas, Inc. .................................................. 8,922 331,631
Par Pacific Holdings, Inc. (a) ............................................... 8,750 220,938
Permian Resources Corp. ................................................. 27,860 449,939
REX American Resources Corp. (a) .......................................... 6,085 277,415
Riley Exploration Permian, Inc. ............................................. 4,420 125,130
Ring Energy, Inc. (a) ..................................................... 18,470 31,214
Scorpio Tankers, Inc. .................................................... 11,010 895,003
SilverBow Resources, Inc. (a) .............................................. 5,212 197,170
SM Energy Co. ........................................................ 7,855 339,572
Talos Energy, Inc. (a) ..................................................... 30,705 373,066
Teekay Tankers Ltd. , Class A ............................................... 9,466 651,355
VAALCO Energy, Inc. ................................................... 28,183 176,707
Vital Energy, Inc. (a) ..................................................... 5,696 255,295
Vitesse Energy, Inc. ..................................................... 2,206 52,282
World Kinect Corp. ..................................................... 18,259 471,082
13,497,357
Total Common Stocks (Cost $54,727,277) 55,098,890
Total Investments (Cost $54,727,277) — 99.7% 55,098,890
Other assets in excess of liabilities — 0.3% 139,003
NET ASSETS - 100.00% $ 55,237,893
At June 30, 2024, the Fund's investments in foreign securities were 5.2% of net assets.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 2 9/20/24 $ 205,528 $ 206,500 $ 972
Total unrealized appreciation $ 972
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 972

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
US Small Cap
Volatility Wtd
ETF
VictoryShares
International
Volatility Wtd
ETF
Assets:
Affiliated investments, at value (Cost $—, $67,059 and $—) $ — $ 94,314 $ —
Investments, at value (Cost $400,978,485, $27,451,790 and $78,868,209) 510,581,871 (a) 30,261,784 (b) 92,174,213 (c)
Foreign currency, at value (Cost $—, $— and $58,748) — — 58,810
Cash 1,607,764 123,747 356,678
Deposit with broker for futures contracts 848,876 42,103 136,994
Receivables:
Interest and dividends 399,871 26,237 143,847
From Adviser 5,849 4,356 4,131
Variation margin on open futures contracts — 490 566
Reclaims — — 302,398
Prepaid expenses 2,973 174 528
Total Assets 513,447,204 30,553,205 93,178,165
Liabilities:
Payables:
Collateral received on loaned securities 1,679,772 160,872 566,332
Variation margin on open futures contracts 11,679 — —
Accrued expenses and other payables:
Investment advisory fees 125,955 7,426 30,751
Administration fees 9,338 551 1,710
Custodian fees 3,914 420 7,126
Compliance fees 376 25 74
Other accrued expenses 36,564 14,133 35,488
Total Liabilities 1,867,598 183,427 641,481
Commitments and contingencies (Note 5 )
Net Assets:
Capital 497,974,357 38,796,042 86,516,058
Total accumulated earnings (loss) 13,605,249 (8,426,264) 6,020,626
Net Assets $ 511,579,606 $ 30,369,778 $ 92,536,684
Shares outstanding (unlimited shares authorized, no par value): 6,450,000 450,000 2,200,000
Net asset value: $ 79 .31 $ 67 .49 $ 42 .06
(a) Includes $1,602,649 of securities on loan.
(b) Includes $152,776 of securities on loan.
(c) Includes $535,792 of securities on loan.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
International High
Div Volatility Wtd
ETF
Assets:
Investments, at value (Cost $323,053,626, $291,899,556 and $17,441,833) $ 333,791,864 $ 292,857,004 (a) $ 17,577,102 (b)
Foreign currency, at value (Cost $—, $— and $13,152) — — 13,152
Cash 1,034,043 792,648 72,511
Deposit with broker for futures contracts 574,515 372,381 12,432
Receivables:
Interest and dividends 688,965 583,836 41,692
From Adviser 7,273 6,561 7,519
Variation margin on open futures contracts — 2,291 160
Reclaims — — 101,255
Prepaid expenses 1,985 1,861 111
Total Assets 336,098,645 294,616,582 17,825,934
Liabilities:
Payables:
Collateral received on loaned securities — 2,946,584 304,472
Variation margin on open futures contracts 8,004 — —
Accrued expenses and other payables:
Investment advisory fees 82,853 72,604 5,838
Administration fees 6,142 5,383 324
Custodian fees 2,660 2,458 3,418
Compliance fees 247 225 13
Other accrued expenses 30,537 29,810 23,615
Total Liabilities 130,443 3,057,064 337,680
Commitments and contingencies (Note 5 )
Net Assets:
Capital 399,618,630 393,377,488 31,476,930
Total accumulated earnings (loss) (63,650,428) (101,817,970) (13,988,676)
Net Assets $ 335,968,202 $ 291,559,518 $ 17,488,254
Shares outstanding (unlimited shares authorized, no par value): 5,500,000 5,450,000 550,000
Net asset value: $ 61 .09 $ 53 .50 $ 31 .80
(a) Includes $2,921,015 of securities on loan.
(b) Includes $288,518 of securities on loan.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum
Volatility ETF
VictoryShares
US 500 Enhanced
Volatility Wtd
ETF
Assets:
Investments, at value (Cost $235,731,108, $119,343,610 and $394,853,902) $ 241,672,930 (a) $ 137,742,160 $ 427,657,256 (b)
Cash 1,118,324 481,220 —
Deposit with broker for futures contracts 234,179 242,176 1,236,507
Receivables:
Interest and dividends 601,005 69,877 340,156
Investments sold — — 3,205,858
From Adviser 6,475 5,152 4,158
Prepaid expenses 1,521 793 2,516
Total Assets 243,634,434 138,541,378 432,446,451
Liabilities:
Payables:
Collateral received on loaned securities 1,861,804 — 1,471,160
Capital shares redeemed — — 3,215,046
Variation margin on open futures contracts 6,125 4,329 8,575
Accrued expenses and other payables:
Investment advisory fees 59,426 33,861 107,570
Administration fees 4,405 2,510 7,975
Custodian fees 1,942 1,171 3,400
Compliance fees 169 102 320
Other accrued expenses 24,531 19,064 39,300
Total Liabilities 1,958,402 61,037 4,853,346
Commitments and contingencies (Note 5 )
Net Assets:
Capital 267,935,136 145,492,117 552,020,614
Total accumulated earnings (loss) (26,259,104) (7,011,776) (124,427,509)
Net Assets $ 241,676,032 $ 138,480,341 $ 427,593,105
Shares outstanding (unlimited shares authorized, no par value): 5,000,000 3,050,000 6,650,000
Net asset value: $ 48 .34 $ 45 .40 $ 64 .30
(a) Includes $1,826,129 of securities on loan.
(b) Includes $1,441,132 of securities on loan.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares
US EQ Income
Enhanced
Volatility Wtd
ETF
VictoryShares
US Discovery
Enhanced
Volatility Wtd
ETF
VictoryShares
Developed
Enhanced
Volatility Wtd
ETF
Assets:
Affiliated investments, at value (Cost $—, $88,242 and $—) $ — $ 124,575 $ —
Investments, at value (Cost $790,254,503, $39,726,838 and $30,792,979) 802,819,848 40,124,101 (a) 32,139,051 (b)
Foreign currency, at value (Cost $—, $— and $21,711) — — 21,728
Cash — — 5,752
Deposit with broker for futures contracts 1,107,589 72,816 56,649
Receivables:
Interest and dividends 1,680,501 37,238 50,016
Investments sold 2,905,072 2,492,237 —
From Adviser 1,906 3,364 6,552
Variation margin on open futures contracts — 490 320
Reclaims — — 138,582
Prepaid expenses 4,817 263 207
Total Assets 808,519,733 42,855,084 32,418,857
Liabilities:
Payables:
Collateral received on loaned securities — 215,324 212,364
Capital shares redeemed 2,928,268 2,506,639 —
Variation margin on open futures contracts 25,238 — —
Accrued expenses and other payables:
Investment advisory fees 201,989 10,647 10,683
Administration fees 14,974 789 594
Custodian fees 6,737 540 18,111
Compliance fees 580 32 23
Other accrued expenses 82,830 15,667 34,321
Total Liabilities 3,260,616 2,749,638 276,096
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,260,840,232 89,789,967 58,395,809
Total accumulated earnings (loss) (455,581,115) (49,684,521) (26,253,048)
Net Assets $ 805,259,117 $ 40,105,446 $ 32,142,761
Shares outstanding (unlimited shares authorized, no par value): 13,750,000 800,000 1,050,000
Net asset value: $ 58 .56 $ 50 .13 $ 30 .61
(a) Includes $207,819 of securities on loan.
(b) Includes $200,893 of securities on loan.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares
Nasdaq Next 50
ETF
VictoryShares
THB Mid Cap
ETF
VictoryShares
Free Cash Flow
ETF
Assets:
Investments, at value (Cost $22,115,070, $103,409,104 and $445,968,445) $ 24,178,207 (a) $ 101,527,680 $ 447,078,475
Cash 78,926 413,468 1,200,237
Deposit with broker for futures contracts 991 — 247,148
Receivables:
Interest and dividends 28,884 37,164 30,429
Capital shares issued — — 3,708,519
Investments sold — — 3,026,359
From Adviser 8,373 3,822 19,944
Prepaid expenses 456 83 —
Total Assets 24,295,837 101,982,217 455,311,111
Liabilities:
Payables:
Collateral received on loaned securities 1,142,216 — —
Investments purchased — — 3,631,630
Capital shares redeemed — — 3,090,433
Variation margin on open futures contracts — — 6,125
Accrued expenses and other payables:
Investment advisory fees 2,894 41,963 122,913
Administration fees 429 1,866 7,810
Custodian fees 365 200 2,704
Compliance fees 20 74 379
Trustees' fees — 280 —
Other accrued expenses 27,663 15,832 36,896
Total Liabilities 1,173,587 60,215 6,898,890
Commitments and contingencies (Note 5 )
Net Assets:
Capital 59,756,344 103,935,197 458,113,736
Total accumulated earnings (loss) (36,634,094) (2,013,195) (9,701,515)
Net Assets $ 23,122,250 $ 101,922,002 $ 448,412,221
Shares outstanding (unlimited shares authorized, no par value): 800,000 3,800,000 14,510,000
Net asset value: $ 28 .90 $ 26 .82 $ 30 .90
(a) Includes $1,062,057 of securities on loan.

Statements of Assets and Liabilities
June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares
Small Cap Free
Cash Flow ETF
Assets:
Investments, at value (Cost $54,727,277) $ 55,098,890
Cash 140,238
Deposit with broker for futures contracts 16,315
Receivables:
Interest and dividends 10,153
From Adviser 12,590
Variation margin on open futures contracts 86
Total Assets 55,278,272
Liabilities:
Payables:
Accrued expenses and other payables:
Investment advisory fees 18,953
Administration fees 937
Custodian fees 526
Compliance fees 35
Trustees' fees 801
Other accrued expenses 19,127
Total Liabilities 40,379
Commitments and contingencies (Note 5 )
Net Assets:
Capital 57,175,497
Total accumulated earnings (loss) (1,937,604)
Net Assets $ 55,237,893
Shares outstanding (unlimited shares authorized, no par value): 2,120,000
Net asset value: $ 26 .06

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
US Small Cap
Volatility Wtd ETF
VictoryShares
International
Volatility Wtd ETF
Investment Income:
Dividends $ 9,374,833 $ 456,699 $ 3,254,920
Affiliated dividend income — 2,572 —
Interest 79,031 5,590 22,806
Securities lending (net of fees) 8,325 3,218 16,023
Foreign tax withholding (2,258) (524) (416,872)
Total Income 9,459,931 467,555 2,876,877
Expenses:
Investment advisory fees 1,574,060 86,108 358,096
Administration fees 290,622 15,894 49,538
Sub-Administration fees 19,500 19,500 19,592
Custodian fees 28,446 3,670 55,435
Trustees' fees 34,057 3,488 7,179
Compliance fees 4,796 260 814
Legal and audit fees 51,956 10,546 22,891
Line of credit fees — — 227
Printing fees 35,742 10,748 9,333
Other expenses 24,530 8,331 14,193
Total Expenses 2,063,709 158,545 537,298
Expenses waived/reimbursed by Adviser (227,656) (58,057) (134,386)
Net Expenses 1,836,053 100,488 402,912
Net Investment Income (Loss) 7,623,878 367,067 2,473,965
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — 18,009 —
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions (5,722,763) (126,938) 741,005
Net realized gains (losses) from futures contracts 339,650 12,182 15,964
Net realized gains (losses) from in-kind redemptions 46,638,216 3,403,002 —
Net change in unrealized appreciation/depreciation on affiliated investment securities — 11,259 —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 15,468,000 104,123 3,904,573
Net change in unrealized appreciation/depreciation on futures contracts (54,509) 1,431 (4,416)
Net realized/unrealized gains (losses) on investments 56,668,594 3,423,068 4,657,126
Change in net assets resulting from operations $ 64,292,472 $ 3,790,135 $ 7,131,091

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
International High
Div Volatility Wtd
ETF
Investment Income:
Dividends $ 13,808,449 $ 12,537,754 $ 1,058,090
Interest 76,606 64,350 4,815
Securities lending (net of fees) 14,103 106,922 6,671
Foreign tax withholding — — (143,608)
Total Income 13,899,158 12,709,026 925,968
Expenses:
Investment advisory fees 1,041,356 1,003,544 73,226
Administration fees 192,203 185,189 10,153
Sub-Administration fees 19,500 19,500 19,500
Custodian fees 19,543 19,050 17,780
Trustees' fees 23,297 23,099 2,896
Compliance fees 3,175 3,094 165
Legal and audit fees 37,241 35,887 16,416
Line of credit fees — — 317
Printing fees 35,957 36,092 9,666
Other expenses 17,339 17,282 8,296
Total Expenses 1,389,611 1,342,737 158,415
Expenses waived/reimbursed by Adviser (174,858) (173,037) (76,029)
Net Expenses 1,214,753 1,169,700 82,386
Net Investment Income (Loss) 12,684,405 11,539,326 843,582
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (5,888,635) (17,770,183) 383,609
Net realized gains (losses) from futures contracts 368,814 155,536 6,970
Net realized gains (losses) from in-kind redemptions 13,738,506 29,020,583 211,658
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 17,699,182 1,268,682 159,445
Net change in unrealized appreciation/depreciation on futures contracts (61,820) (12,893) (871)
Net realized/unrealized gains (losses) on investments 25,856,047 12,661,725 760,811
Change in net assets resulting from operations $ 38,540,452 $ 24,201,051 $ 1,604,393

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum Volatility
ETF
VictoryShares
US 500 Enhanced
Volatility Wtd ETF
Investment Income:
Dividends $ 6,250,290 $ 2,561,488 $ 10,295,578
Interest 37,211 26,266 45,163
Securities lending (net of fees) 38 — 9,804
Foreign tax withholding — — (2,165)
Total Income 6,287,539 2,587,754 10,348,380
Expenses:
Investment advisory fees 753,666 390,923 1,549,794
Administration fees 139,029 72,148 286,875
Sub-Administration fees 19,500 19,500 19,500
Custodian fees 14,793 8,686 24,567
Trustees' fees 16,885 9,516 37,586
Compliance fees 2,276 1,176 4,901
Legal and audit fees 29,037 19,056 50,938
Printing fees 26,113 15,884 35,820
Other expenses 11,872 9,188 28,033
Recoupment of prior expenses waived/reimbursed by Adviser — 37 —
Total Expenses 1,013,171 546,114 2,038,014
Expenses waived/reimbursed by Adviser (133,993) (89,902) (232,259)
Net Expenses 879,178 456,212 1,805,755
Net Investment Income (Loss) 5,408,361 2,131,542 8,542,625
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (9,770,576) (6,006,406) (29,733,942)
Net realized gains (losses) from futures contracts 157,064 118,663 325,326
Net realized gains (losses) from in-kind redemptions 22,909,909 16,353,996 48,183,880
Net change in unrealized appreciation/depreciation on investment securities (1,355,952) 4,395,416 (4,092,348)
Net change in unrealized appreciation/depreciation on futures contracts (18,527) (15,848) (50,505)
Net realized/unrealized gains (losses) on investments 11,921,918 14,845,821 14,632,411
Change in net assets resulting from operations $ 17,330,279 $ 16,977,363 $ 23,175,036

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares
US EQ Income
Enhanced Volatility
Wtd ETF
VictoryShares
US Discovery
Enhanced Volatility
Wtd ETF
VictoryShares
Developed
Enhanced Volatility
Wtd ETF
Investment Income:
Dividends $ 47,387,418 $ 1,498,473 $ 1,566,696
Affiliated dividend income — 3,880 —
Interest 52,487 3,069 2,783
Securities lending (net of fees) 9,729 4,222 4,605
Foreign tax withholding — (840) (167,304)
Total Income 47,449,634 1,508,804 1,406,780
Expenses:
Investment advisory fees 3,261,944 169,450 160,486
Administration fees 603,814 31,337 22,309
Sub-Administration fees 19,500 19,500 19,833
Custodian fees 27,725 3,651 92,183
Trustees' fees 82,164 5,813 4,449
Compliance fees 10,519 540 376
Legal and audit fees 95,974 12,805 17,944
Line of credit fees — — 211
Printing fees 89,543 15,106 12,864
Interest fees — — 4,582
Other expenses 52,809 9,276 13,195
Recoupment of prior expenses waived/reimbursed by Adviser 1,096 — —
Total Expenses 4,245,088 267,478 348,432
Expenses waived/reimbursed by Adviser (447,244) (70,126) (163,497)
Net Expenses 3,797,844 197,352 184,935
Net Investment Income (Loss) 43,651,790 1,311,452 1,221,845
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — 25,572 —
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions (23,866,697) (5,007,556) (1,997,336)
Net realized gains (losses) from futures contracts 594,664 17,173 (5,469)
Net realized gains (losses) from in-kind redemptions 31,616,622 4,684,567 2,248,567
Net change in unrealized appreciation/depreciation on affiliated investment securities — 22,182 —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations (5,167,033) (2,927,561) (995,061)
Net change in unrealized appreciation/depreciation on futures contracts (229,528) (1,440) (1,555)
Net realized/unrealized gains (losses) on investments 2,948,028 (3,187,063) (750,854)
Change in net assets resulting from operations $ 46,599,818 $ (1,875,611) $ 470,991

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares
Nasdaq Next 50
ETF
VictoryShares THB
Mid Cap ETF
VictoryShares Free
Cash Flow ETF
Investment Income:
Dividends $ 449,422 $ 263,060 $ 3,029,402
Interest 10,534 6,419 27,132
Securities lending (net of fees) 62,031 — — (a)
Total Income 521,987 269,479 3,056,534
Expenses:
Investment advisory fees 95,558 184,676 589,597
Administration fees 35,432 20,219 92,706
Sub-Administration fees 19,500 17,000 18,100
Custodian fees 6,757 2,372 9,333
Trustees' fees 7,003 2,464 6,060
Compliance fees 638 251 1,321
Legal and audit fees 12,740 10,851 57,124
Printing fees 12,910 8,942 17,110
Other expenses 32,455 4,593 16,838
Total Expenses 222,993 251,368 808,189
Expenses waived/reimbursed by Adviser (108,733) (46,730) (146,453)
Net Expenses 114,260 204,638 661,736
Net Investment Income (Loss) 407,727 64,841 2,394,798
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,095,085) (83,388) (11,011,546)
Net realized gains (losses) from futures contracts 60,077 — 155,523
Net realized gains (losses) from in-kind redemptions 9,341,911 177,825 28,409,957
Net change in unrealized appreciation/depreciation on investment securities (1,343,967) (2,098,130) 481,836
Net change in unrealized appreciation/depreciation on futures contracts (11,963) — 2,704
Net realized/unrealized gains (losses) on investments 6,950,973 (2,003,693) 18,038,474
Change in net assets resulting from operations $ 7,358,700 $ (1,938,852) $ 20,433,272
(a) Rounds to less than $1.

Statements of Operations
For the Year Ended June 30, 2024

See notes to financial statements.
Victory Portfolios II
VictoryShares
Small Cap Free
Cash Flow ETF (a)
Investment Income:
Dividends $ 395,080
Interest 3,891
Securities lending (net of fees) 737
Total Income 399,708
Expenses:
Investment advisory fees 89,354
Administration fees 11,067
Sub-Administration fees 9,980
Custodian fees 1,923
Trustees' fees 1,375
Compliance fees 144
Legal and audit fees 46,122
Printing fees 7,628
Other expenses 7,358
Total Expenses 174,951
Expenses waived/reimbursed by Adviser (76,951)
Net Expenses 98,000
Net Investment Income (Loss) 301,708
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (2,354,749)
Net realized gains (losses) from futures contracts 947
Net realized gains (losses) from in-kind redemptions 3,522,448
Net change in unrealized appreciation/depreciation on investment securities 371,613
Net change in unrealized appreciation/depreciation on futures contracts 972
Net realized/unrealized gains (losses) on investments 1,541,231
Change in net assets resulting from operations $ 1,842,939
(a) Commencement of operations on December 21, 2023.

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US 500 Volatility
Wtd ETF
VictoryShares US Small Cap
Volatility Wtd ETF
VictoryShares International
Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,623,878 $ 8,981,321 $ 367,067 $ 367,055 $ 2,473,965 $ 2,450,702
Net realized gains (losses) 41,255,103 7,041,312 3,306,255 (2,444,583) 756,969 (2,583,395)
Net change in unrealized appreciation/
depreciation 15,413,491 48,767,816 116,813 3,884,433 3,900,157 10,825,680
Change in net assets resulting from
operations 64,292,472 64,790,449 3,790,135 1,806,905 7,131,091 10,692,987
Change in net assets resulting from
distributions to shareholders (7,856,475) (9,175,277) (364,275) (367,935) (2,793,465) (2,096,106)
Change in net assets resulting from capital
transactions (93,080,674) (40,793,455) (315,047) 3,203,232 — (13,110,586)
Change in net assets (36,644,677) 14,821,717 3,110,813 4,642,202 4,337,626 (4,513,705)
Net Assets:
Beginning of period 548,224,283 533,402,566 27,258,965 22,616,763 88,199,058 92,712,763
End of period $ 511,579,606 $ 548,224,283 $ 30,369,778 $ 27,258,965 $ 92,536,684 $ 88,199,058
Capital Transactions:
Proceeds from shares issued $ 47,875,959 $ 33,673,141 $ 15,731,391 $ 3,203,232 $ — $ —
Cost of shares redeemed (140,956,633) (74,466,596) (16,046,438) — — (13,110,586)
Change in net assets resulting from capital
transactions $ (93,080,674) $ (40,793,455) $ (315,047) $ 3,203,232 $ — $ (13,110,586)
Share Transactions:
Issued 600,000 500,000 250,000 50,000 — —
Redeemed (1,850,000) (1,100,000) (250,000) — — (350,000)
Change in Shares (1,250,000) (600,000) — 50,000 — (350,000)

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Large Cap
High Div Volatility Wtd ETF
VictoryShares US Small Cap
High Div Volatility Wtd ETF
VictoryShares International High
Div Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 12,684,405 $ 12,224,498 $ 11,539,326 $ 13,391,717 $ 843,582 $ 872,804
Net realized gains (losses) 8,218,685 (1,884,403) 11,405,936 (38,153,086) 602,237 (892,781)
Net change in unrealized appreciation/
depreciation 17,637,362 (11,279,363) 1,255,789 29,183,078 158,574 1,868,811
Change in net assets resulting from
operations 38,540,452 (939,268) 24,201,051 4,421,709 1,604,393 1,848,834
Change in net assets resulting from
distributions to shareholders (13,211,437) (11,863,065) (11,966,104) (13,131,585) (932,447) (931,936)
Change in net assets resulting from capital
transactions (51,250,513) 90,384,985 (105,654,817) 123,670,332 (138,607) —
Change in net assets (25,921,498) 77,582,652 (93,419,870) 114,960,456 533,339 916,898
Net Assets:
Beginning of period 361,889,700 284,307,048 384,979,388 270,018,932 16,954,915 16,038,017
End of period $ 335,968,202 $ 361,889,700 $ 291,559,518 $ 384,979,388 $ 17,488,254 $ 16,954,915
Capital Transactions:
Proceeds from shares issued $ 51,017,056 $ 212,722,454 $ 100,387,485 $ 149,877,921 $ 1,528,054 $ —
Cost of shares redeemed (102,267,569) (122,337,469) (206,042,302) (26,207,589) (1,666,661) —
Change in net assets resulting from capital
transactions $ (51,250,513) $ 90,384,985 $ (105,654,817) $ 123,670,332 $ (138,607) $ —
Share Transactions:
Issued 850,000 3,650,000 1,850,000 2,850,000 50,000 —
Redeemed (1,750,000) (2,150,000) (3,900,000) (500,000) (50,000) —
Change in Shares (900,000) 1,500,000 (2,050,000) 2,350,000 — —

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Dividend
Accelerator ETF
VictoryShares US Multi-Factor
Minimum Volatility ETF
VictoryShares US 500 Enhanced
Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,408,361 $ 4,698,037 $ 2,131,542 $ 2,425,819 $ 8,542,625 $ 16,379,021
Net realized gains (losses) 13,296,397 7,405,166 10,466,253 (2,868,332) 18,775,264 (66,939,161)
Net change in unrealized appreciation/
depreciation (1,374,479) 14,319,654 4,379,568 15,747,650 (4,142,853) 51,386,069
Change in net assets resulting from
operations 17,330,279 26,422,857 16,977,363 15,305,137 23,175,036 825,929
Change in net assets resulting from
distributions to shareholders (5,418,504) (4,655,305) (2,174,016) (2,502,620) (10,078,078) (34,559,845)
Change in net assets resulting from capital
transactions (22,235,109) (47,677,567) (568,664) (7,997,571) (254,871,330) (188,251,988)
Change in net assets (10,323,334) (25,910,015) 14,234,683 4,804,946 (241,774,372) (221,985,904)
Net Assets:
Beginning of period 251,999,366 277,909,381 124,245,658 119,440,712 669,367,477 891,353,381
End of period $ 241,676,032 $ 251,999,366 $ 138,480,341 $ 124,245,658 $ 427,593,105 $ 669,367,477
Capital Transactions:
Proceeds from shares issued $ 100,227,185 $ 128,993,937 $ 76,770,470 $ 1,780,287 $ — $ 16,350,615
Cost of shares redeemed (122,462,294) (176,671,504) (77,339,134) (9,777,858) (254,871,330) (204,602,603)
Change in net assets resulting from capital
transactions $ (22,235,109) $ (47,677,567) $ (568,664) $ (7,997,571) $ (254,871,330) $ (188,251,988)
Share Transactions:
Issued 2,100,000 2,850,000 1,850,000 50,000 — 250,000
Redeemed (2,550,000) (4,100,000) (1,850,000) (250,000) (4,200,000) (3,250,000)
Change in Shares (450,000) (1,250,000) — (200,000) (4,200,000) (3,000,000)

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF
VictoryShares US Discovery
Enhanced Volatility Wtd ETF
VictoryShares Developed
Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 43,651,790 $ 68,305,558 $ 1,311,452 $ 1,926,952 $ 1,221,845 $ 1,303,224
Net realized gains (losses) 8,344,589 (305,361,466) (280,244) (7,818,486) 245,762 (186,268)
Net change in unrealized appreciation/
depreciation (5,396,561) 33,269,824 (2,906,819) 2,233,866 (996,616) 2,052,060
Change in net assets resulting from
operations 46,599,818 (203,786,084) (1,875,611) (3,657,668) 470,991 3,169,016
Change in net assets resulting from
distributions to shareholders (47,399,110) (68,224,365) (1,503,132) (1,766,283) (1,444,930) (1,092,732)
Change in net assets resulting from capital
transactions (779,146,047) (50,180,940) (34,635,719) 11,965,845 (14,768,876) 10,460,181
Change in net assets (779,945,339) (322,191,389) (38,014,462) 6,541,894 (15,742,815) 12,536,465
Net Assets:
Beginning of period 1,585,204,456 1,907,395,845 78,119,908 71,578,014 47,885,576 35,349,111
End of period $ 805,259,117 $ 1,585,204,456 $ 40,105,446 $ 78,119,908 $ 32,142,761 $ 47,885,576
Capital Transactions:
Proceeds from shares issued $ 19,717,343 $ 818,048,115 $ — $ 22,466,364 $ 638 $ 12,011,857
Cost of shares redeemed (798,863,390) (868,229,055) (34,635,719) (10,500,519) (14,769,514) (1,551,676)
Change in net assets resulting from capital
transactions $ (779,146,047) $ (50,180,940) $ (34,635,719) $ 11,965,845 $ (14,768,876) $ 10,460,181
Share Transactions:
Issued 350,000 12,500,000 — 400,000 — 400,000
Redeemed (14,100,000) (13,850,000) (700,000) (200,000) (500,000) (50,000)
Change in Shares (13,750,000) (1,350,000) (700,000) 200,000 (500,000) 350,000

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Nasdaq Next 50
ETF
VictoryShares THB Mid Cap
ETF
VictoryShares Free Cash Flow
ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
For the Period
June 22, 2023
(a)
through
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 407,727 $ 724,631 $ 64,841 $ 3,554 $ 2,394,798 $ 8,322
Net realized gains (losses) 8,306,903 (8,575,509) 94,437 (103,867) 17,553,934 —
Net change in unrealized appreciation/
depreciation (1,355,930) 20,902,163 (2,098,130) 534,124 484,540 628,195
Change in net assets resulting from
operations 7,358,700 13,051,285 (1,938,852) 433,811 20,433,272 636,517
Change in net assets resulting from
distributions to shareholders (463,168) (894,257) (10,239) — (2,375,140) —
Change in net assets resulting from capital
transactions (81,466,654) (9,827,290) 101,383,643 — 385,654,539 44,063,033
Change in net assets (74,571,122) 2,329,738 99,434,552 433,811 403,712,671 44,699,550
Net Assets:
Beginning of period 97,693,372 95,363,634 2,487,450 2,053,639 44,699,550 —
End of period $ 23,122,250 $ 97,693,372 $ 101,922,002 $ 2,487,450 $ 448,412,221 $ 44,699,550
Capital Transactions:
Proceeds from shares issued $ 4,844,209 $ 1,876,609 $ 102,054,959 $ — $ 554,518,965 $ 44,063,033
Cost of shares redeemed (86,310,863) (11,703,899) (671,316) — (168,864,426) —
Change in net assets resulting from capital
transactions $ (81,466,654) $ (9,827,290) $ 101,383,643 $ — $ 385,654,539 $ 44,063,033
Share Transactions:
Issued 175,000 75,000 3,725,000 — 18,320,000 1,760,000
Redeemed (3,100,000) (475,000) (25,000) — (5,570,000) —
Change in Shares (2,925,000) (400,000) 3,700,000 — 12,750,000 1,760,000
(a) Commencement of operations.

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares
Small Cap Free
Cash Flow ETF
For the Period
December 21,
2023
(a)
through
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 301,708
Net realized gains (losses) 1,168,646
Net change in unrealized appreciation/depreciation 372,585
Change in net assets resulting from operations 1,842,939
Change in net assets resulting from distributions to shareholders (260,681)
Change in net assets resulting from capital transactions 53,655,635
Change in net assets 55,237,893
Net Assets:
Beginning of period —
End of period $ 55,237,893
Capital Transactions:
Proceeds from shares issued $ 76,918,969
Cost of shares redeemed (23,263,334)
Change in net assets resulting from capital transactions $ 53,655,635
Share Transactions:
Issued 3,020,000
Redeemed (900,000)
Change in Shares 2,120,000
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
120
See notes to financial statements.
VictoryShares US 500 Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $71.20 $64.27 $71.26 $50.57 $52.46
Investment Activities:
Net investment income (loss)(a) 1.08 1.08 0.94 0.69 0.77
Net realized and unrealized gains (losses) 8.14 6.95 (6.99) 20.68 (1.88)
Total from Investment Activities 9.22 8.03 (6.05) 21.37 (1.11)
Distributions to Shareholders from:
Net investment income (1.11) (1.10) (0.94) (0.68) (0.78)
Total Distributions (1.11) (1.10) (0.94) (0.68) (0.78)
Net Asset Value, End of Period $79.31 $71.20 $64.27 $71.26 $50.57
Total Return(b) 13.07% 12.62% (8.63)% 42.51% (2.12)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.45% 1.59% 1.30% 1.13% 1.49%
Gross Expenses(c) 0.39% 0.39% 0.38% 0.39% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $511,580 $548,224 $533,403 $705,437 $670,005
Portfolio Turnover(d) 21% 24% 21% 34% 28%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Small Cap Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $60.58 $56.54 $64.96 $40.22 $45.87
Investment Activities:
Net investment income (loss)(a) 0.81 0.88 0.86 0.70 0.59
Net realized and unrealized gains (losses) 6.91 4.05 (8.44) 24.76 (5.62)
Total from Investment Activities 7.72 4.93 (7.58) 25.46 (5.03)
Distributions to Shareholders from:
Net investment income (0.81) (0.88) (0.84) (0.72) (0.62)
Total Distributions (0.81) (0.88) (0.84) (0.72) (0.62)
Net Asset Value, End of Period $67.49 $60.58 $56.54 $64.96 $40.22
Total Return(b) 12.84% 8.75% (11.82)% 63.72% (11.00)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.28% 1.47% 1.33% 1.30% 1.35%
Gross Expenses(c) 0.55% 0.58% 0.58% 0.55% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $30,370 $27,259 $22,617 $25,986 $16,089
Portfolio Turnover(d) 49% 68% 55% 71% 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
122
See notes to financial statements.
VictoryShares International Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $40.09 $36.36 $44.89 $34.63 $38.12
Investment Activities:
Net investment income (loss)(a) 1.12 1.05 1.20 0.95 0.77
Net realized and unrealized gains (losses) 2.12 3.60 (8.23) 10.25 (3.51)
Total from Investment Activities 3.24 4.65 (7.03) 11.20 (2.74)
Distributions to Shareholders from:
Net investment income (1.27) (0.92) (1.50) (0.94) (0.75)
Total Distributions (1.27) (0.92) (1.50) (0.94) (0.75)
Net Asset Value, End of Period $42.06 $40.09 $36.36 $44.89 $34.63
Total Return(b) 8.20% 12.96% (16.10)% 32.59% (7.23)%
Ratios to Average Net Assets:
Net Expenses(c) 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss) 2.76% 2.80% 2.79% 2.34% 2.12%
Gross Expenses(c) 0.60% 0.64% 0.58% 0.63% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $92,537 $88,199 $92,713 $116,710 $83,120
Portfolio Turnover(d) 30% 30% 32% 45% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $56.55 $58.02 $56.68 $39.52 $47.03
Investment Activities:
Net investment income (loss)(a) 2.12 2.04 1.84 1.45 1.58
Net realized and unrealized gains (losses) 4.63 (1.52) 1.30 17.10 (7.44)
Total from Investment Activities 6.75 0.52 3.14 18.55 (5.86)
Distributions to Shareholders from:
Net investment income (2.21) (1.99) (1.80) (1.39) (1.65)
Total Distributions (2.21) (1.99) (1.80) (1.39) (1.65)
Net Asset Value, End of Period $61.09 $56.55 $58.02 $56.68 $39.52
Total Return(b) 12.24% 0.86% 5.50% 47.74% (12.78)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.65% 3.51% 3.06% 3.04% 3.47%
Gross Expenses(c) 0.40% 0.40% 0.40% 0.41% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $335,968 $361,890 $284,307 $221,056 $193,635
Portfolio Turnover(d) 38% 47% 43% 67% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
124
See notes to financial statements.
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $51.33 $52.43 $59.95 $36.75 $44.28
Investment Activities:
Net investment income (loss)(a) 1.81 1.97 1.83 1.85 1.53
Net realized and unrealized gains (losses) 2.24 (1.14) (7.52) 23.26 (7.47)
Total from Investment Activities 4.05 0.83 (5.69) 25.11 (5.94)
Distributions to Shareholders from:
Net investment income (1.88) (1.93) (1.83) (1.91) (1.59)
Total Distributions (1.88) (1.93) (1.83) (1.91) (1.59)
Net Asset Value, End of Period $53.50 $51.33 $52.43 $59.95 $36.75
Total Return(b) 8.02% 1.62% (9.76)% 69.75% (13.61)%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.45% 3.77% 3.14% 3.51% 3.69%
Gross Expenses(c) 0.40% 0.40% 0.40% 0.42% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $291,560 $384,979 $270,019 $251,797 $66,142
Portfolio Turnover(d) 73% 82% 68% 104% 68%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International High Div Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $30.83 $29.16 $32.83 $25.32 $32.43
Investment Activities:
Net investment income (loss)(a) 1.44 1.59 1.80 1.11 1.02
Net realized and unrealized gains (losses) 1.14 1.77 (3.63) 7.73 (7.13)
Total from Investment Activities 2.58 3.36 (1.83) 8.84 (6.11)
Distributions to Shareholders from:
Net investment income (1.61) (1.69) (1.84) (1.33) (1.00)
Total Distributions (1.61) (1.69) (1.84) (1.33) (1.00)
Net Asset Value, End of Period $31.80 $30.83 $29.16 $32.83 $25.32
Total Return(b) 8.52% 11.99% (5.92)% 35.49% (19.22)%
Ratios to Average Net Assets:
Net Expenses(c) 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss) 4.61% 5.38% 5.57% 3.95% 3.45%
Gross Expenses(c) 0.87% 0.95% 0.85% 0.66% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $17,488 $16,955 $16,038 $22,978 $62,042
Portfolio Turnover(d) 74% 71% 62% 111% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
126
See notes to financial statements.
VictoryShares Dividend Accelerator ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $46.24 $41.48 $44.12 $33.14 $32.90
Investment Activities:
Net investment income (loss)(a) 1.01 0.87 0.70 0.66 0.55
Net realized and unrealized gains (losses) 2.10 4.75 (2.63) 10.95 0.19
Total from Investment Activities 3.11 5.62 (1.93) 11.61 0.74
Distributions to Shareholders from:
Net investment income (1.01) (0.86) (0.71) (0.63) (0.50)
Total Distributions (1.01) (0.86) (0.71) (0.63) (0.50)
Net Asset Value, End of Period $48.34 $46.24 $41.48 $44.12 $33.14
Total Return(b) 6.81% 13.68% (4.49)% 35.33% 2.23%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 2.15% 1.97% 1.55% 1.67% 1.65%
Gross Expenses(c) 0.40% 0.40% 0.39% 0.40% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $241,676 $251,999 $277,909 $344,154 $235,277
Portfolio Turnover(d) 50% 54% 43% 41% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Multi-Factor Minimum Volatility ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $40.74 $36.75 $38.15 $30.73 $30.87
Investment Activities:
Net investment income (loss)(a) 0.69 0.76 0.66 0.62 0.70
Net realized and unrealized gains (losses) 4.68 4.01 (1.39) 7.43 (0.14)
Total from Investment Activities 5.37 4.77 (0.73) 8.05 0.56
Distributions to Shareholders from:
Net investment income (0.71) (0.78) (0.67) (0.63) (0.70)
Total Distributions (0.71) (0.78) (0.67) (0.63) (0.70)
Net Asset Value, End of Period $45.40 $40.74 $36.75 $38.15 $30.73
Total Return(b) 13.33% 13.15% (2.04)% 26.47% 1.82%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.64% 1.98% 1.66% 1.80% 2.23%
Gross Expenses(c) 0.42% 0.42% 0.41% 0.41% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $138,480 $124,246 $119,441 $164,065 $155,182
Portfolio Turnover(d) 48% 73% 63% 56% 69%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
128
See notes to financial statements.
VictoryShares US 500 Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $61.69 $64.36 $71.28 $51.88 $48.89
Investment Activities:
Net investment income (loss)(a) 1.02 1.29 0.87 0.70 0.60
Net realized and unrealized gains (losses) 2.76 (1.29) (6.95) 19.32 3.04
Total from Investment Activities 3.78 —(b) (6.08) 20.02 3.64
Distributions to Shareholders from:
Net investment income (1.17) (1.26) (0.84) (0.62) (0.65)
Net realized gains — (1.41) — — —
Total Distributions (1.17) (2.67) (0.84) (0.62) (0.65)
Net Asset Value, End of Period $64.30 $61.69 $64.36 $71.28 $51.88
Total Return(c) 6.23% (0.12)% (8.67)% 38.78% 7.49%
Ratios to Average Net Assets:
Net Expenses(d) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.66% 2.00% 1.20% 1.13% 1.20%
Gross Expenses(d) 0.40% 0.39% 0.38% 0.39% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $427,593 $669,367 $891,353 $937,341 $609,613
Portfolio Turnover(e) 117%(f) 271%(g) 101%(h) 34% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.
(f) Portfolio turnover decreased significantly due to the long/cash strategy.
(g) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $57.64 $66.11 $64.57 $46.58 $45.54
Investment Activities:
Net investment income (loss)(a) 2.29 2.18 2.14 1.56 1.39
Net realized and unrealized gains (losses) 1.05 (8.47) 1.42(b) 17.87 1.09
Total from Investment Activities 3.34 (6.29) 3.56 19.43 2.48
Distributions to Shareholders from:
Net investment income (2.42) (2.18) (2.02) (1.44) (1.44)
Total Distributions (2.42) (2.18) (2.02) (1.44) (1.44)
Net Asset Value, End of Period $58.56 $57.64 $66.11 $64.57 $46.58
Total Return(c) 6.01% (9.69)% 5.49% 42.31% 5.49%
Ratios to Average Net Assets:
Net Expenses(d) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 4.02% 3.47% 3.13% 2.80% 3.02%
Gross Expenses(d) 0.39% 0.38% 0.39% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $805,259 $1,585,204 $1,907,396 $916,846 $565,892
Portfolio Turnover(e) 196%(f) 333%(g) 41% 65%(h) 116%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.
(f) Portfolio turnover decreased significantly due to the long/cash strategy.
(g) Portfolio turnover increased significantly due to tactical rebalances.
(h) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
130
See notes to financial statements.
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $52.08 $55.06 $60.55 $39.16 $37.80
Investment Activities:
Net investment income (loss)(a) 1.15 1.26 0.69 0.62 0.44
Net realized and unrealized gains (losses) (1.86) (3.10) (5.48) 21.38 1.42
Total from Investment Activities (0.71) (1.84) (4.79) 22.00 1.86
Distributions to Shareholders from:
Net investment income (1.24) (1.15) (0.70) (0.61) (0.50)
Total Distributions (1.24) (1.15) (0.70) (0.61) (0.50)
Net Asset Value, End of Period $50.13 $52.08 $55.06 $60.55 $39.16
Total Return(b) (1.30)% (3.37)% (8.00)% 56.47% 5.00%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 2.33% 2.32% 1.15% 1.22% 1.19%
Gross Expenses(c) 0.47% 0.44% 0.45% 0.46% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $40,105 $78,120 $71,578 $63,572 $37,203
Portfolio Turnover(d) 198%(e) 429%(f) 64% 70%(g) 232%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.
(e) Portfolio turnover decreased significantly due to the long/cash strategy.
(f) Portfolio turnover increased significantly due to tactical rebalances.
(g) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Developed Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Net Asset Value, Beginning of Period $30.89 $29.46 $34.19 $26.92 $32.10
Investment Activities:
Net investment income (loss)(a) 0.92 0.91 0.72 0.66 0.52
Net realized and unrealized gains (losses) (0.10) 1.27 (4.45) 7.26 (5.14)
Total from Investment Activities 0.82 2.18 (3.73) 7.92 (4.62)
Distributions to Shareholders from:
Net investment income (1.10) (0.74) (1.00) (0.65) (0.56)
Total Distributions (1.10) (0.74) (1.00) (0.65) (0.56)
Net Asset Value, End of Period $30.61 $30.89 $29.46 $34.19 $26.92
Total Return(b) 2.77% 7.43% (11.20)% 29.63% (14.55)%
Ratios to Average Net Assets:
Net Expenses(c) 0.46%(d) 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss) 3.05% 2.96% 2.17% 2.16% 1.69%
Gross Expenses(c) 0.88% 0.91% 0.81% 0.88% 0.65%
Supplemental Data:
Net Assets at end of period (000's) $32,143 $47,886 $35,349 $42,742 $48,455
Portfolio Turnover(e) 143%(f) 320%(g) 37% 55% 33%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of interest fees. Without these interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Excludes impact of in-kind transactions.
(f) Portfolio turnover decreased significantly due to the long/cash strategy.
(g) Portfolio turnover increased significantly due to tactical rebalances.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
132
See notes to financial statements.
VictoryShares Nasdaq Next 50 ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
September 10,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $26.23 $23.12 $34.33 $25.45
Investment Activities:
Net investment income (loss)(b) 0.17 0.18 0.12 0.12
Net realized and unrealized gains (losses) 2.77 3.16 (11.20) 8.85
Total from Investment Activities 2.94 3.34 (11.08) 8.97
Distributions to Shareholders from:
Net investment income (0.27) (0.23) (0.13) (0.09)
Total Distributions (0.27) (0.23) (0.13) (0.09)
Net Asset Value, End of Period $28.90 $26.23 $23.12 $34.33
Total Return(c)(d) 11.29% 14.48% (32.34)% 35.26%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.18% 0.18% 0.18% 0.18%
Net Investment Income (Loss)(e) 0.64% 0.74% 0.40% 0.46%
Gross Expenses(e)(f) 0.35% 0.29% 0.31% 0.30%
Supplemental Data:
Net Assets at end of period (000's) $23,122 $97,693 $95,364 $148,467
Portfolio Turnover(c)(g) 85% 63% 95% 68%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares THB Mid Cap ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $24.87 $20.54 $23.74
Investment Activities:
Net investment income (loss)(b) 0.05 0.04 0.01
Net realized and unrealized gains (losses) 2.00(c) 4.30 (3.13)
Total from Investment Activities 2.05 4.34 (3.12)
Distributions to Shareholders from:
Net investment income (0.10) — (0.08)
Total Distributions (0.10) — (0.08)
Net Asset Value, End of Period $26.82 $24.87 $20.54
Total Return(d)(e) 8.26% 21.12% (13.23)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.55% 0.55% 0.55%
Net Investment Income (Loss)(f) 0.17% 0.16% 0.06%
Gross Expenses(f)(g) 0.68% 2.41% 2.49%
Supplemental Data:
Net Assets at end of period (000's) $101,922 $2,487 $2,054
Portfolio Turnover(d)(h) 20% 20% 17%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases in relation to fluctuating market values during the period.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
134
See notes to financial statements.
VictoryShares Free Cash Flow
ETF
Year
Ended
June 30, 2024
June 22,
2023(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $25.40 $25.00
Investment Activities:
Net investment income (loss)(b) 0.42 0.01
Net realized and unrealized gains (losses) 5.48 0.39
Total from Investment Activities 5.90 0.40
Distributions to Shareholders from:
Net investment income (0.40) —
Total Distributions (0.40) —
Net Asset Value, End of Period $30.90 $25.40
Total Return(c)(d) 23.39% 1.59%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.39% 0.35%(g)
Net Investment Income (Loss)(e) 1.41% 2.30%
Gross Expenses(e)(f) 0.48% 2.27%
Supplemental Data:
Net Assets at end of period (000's) $448,412 $44,700
Portfolio Turnover(c)(h) 118%(i) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.
(i) Reflects overall increase in trading due to prior period’s portfolio turnover ratio not being indicative of 12 months of operations.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares
Small Cap
Free Cash
Flow ETF
December 21,
2023(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.21
Net realized and unrealized gains (losses) 1.00
Total from Investment Activities 1.21
Distributions to Shareholders from:
Net investment income (0.15)
Total Distributions (0.15)
Net Asset Value, End of Period $26.06
Total Return(c)(d) 4.83%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.49%
Net Investment Income (Loss)(e) 1.51%
Gross Expenses(e)(f) 0.87%
Supplemental Data:
Net Assets at end of period (000's) $55,238
Portfolio Turnover(c)(g) 77%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2024
Victory Portfolios II
136
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following 16 Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* On December 5, 2023, the Board of Trustees of the Trust (the “Board”) approved a change in the name of the VictoryShares THB Mid Cap
ESG ETF. Effective at the start of business on February 1, 2024, the Fund was renamed VictoryShares THB Mid Cap ETF.  On March 28,
2024, the Board of Trustees of Victory Portfolios II (the "Trust") approved changes to the Fund's investment strategy to be effective on or about May 31, 2024.
** Commenced operations December 21, 2023.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares at Net
Asset Value (“NAV”) only in aggregations of 50,000 shares, or 25,000  shares in the case of THB Mid Cap ETF, and Nasdaq Next 50 ETF and 10,000 shares for Free Cash Flow ETF, and Small Cap Free Cash Flow ETF (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized
Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National
Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor.
Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105%
of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Funds (Legal Name) Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF International High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF Nasdaq Next 50 ETF
VictoryShares THB Mid Cap ETF THB Mid Cap ETF*
VictoryShares Free Cash Flow ETF Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF Small Cap Free Cash Flow ETF**

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
137
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US 500 Volatility Wtd ETF ............................................... $ 750 2.00%
US Small Cap Volatility Wtd ETF .......................................... 750 2.00%
International Volatility Wtd ETF ........................................... 6,000 2.00%
US Large Cap High Div Volatility Wtd ETF ................................... 250 2.00%
US Small Cap High Div Volatility Wtd ETF ................................... 250 2.00%
International High Div Volatility Wtd ETF .................................... 1,500 2.00%
Dividend Accelerator ETF ............................................... 250 2.00%
US Multi-Factor Minimum Volatility ETF .................................... 250 2.00%
US 500 Enhanced Volatility Wtd ETF ....................................... 750 2.00%
US EQ Income Enhanced Volatility Wtd ETF .................................. 250 2.00%
US Discovery Enhanced Volatility Wtd ETF ................................... 750 2.00%
Developed Enhanced Volatility Wtd ETF ..................................... 4,500 2.00%
Nasdaq Next 50 ETF ................................................... 250 2.00%
THB Mid Cap ETF .................................................... 250 2.00%
Free Cash Flow ETF ................................................... 250 2.00%
Small Cap Free Cash Flow ETF ........................................... 250 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
138
Level 1 Level 2 Level 3 Total
US 500 Volatility Wtd ETF
Common Stocks ............................ $ 508,902,099 $ — $ — $ 508,902,099
Collateral for Securities Loaned ................ 1,679,772 — — 1,679,772
Total .................................... $ 510,581,871 $ — $ — $ 510,581,871
Other Financial Investments:*
Assets:
Futures Contracts ........................... 3,912 — — 3,912
Total .................................... $ 3,912 $ — $ — $ 3,912
US Small Cap Volatility Wtd ETF
Common Stocks ............................ 30,195,226 — — 30,195,226
Collateral for Securities Loaned ................ 160,872 — — 160,872
Total .................................... $ 30,356,098 $ — $ — $ 30,356,098
Other Financial Investments:*
Assets:
Futures Contracts ........................... 2,277 — — 2,277
Total .................................... $ 2,277 $ — $ — $ 2,277
International Volatility Wtd ETF
Common Stocks ............................ 91,597,443 — 10,438 91,607,881
Warrants ................................. — — —(a) —(a)
Collateral for Securities Loaned ................ 566,332 — — 566,332
Total .................................... $ 92,163,775 $ — $ 10,438 $ 92,174,213
Other Financial Investments:*
Assets:
Futures Contracts ........................... 1,255 — — 1,255
Total .................................... $ 1,255 $ — $ — $ 1,255
US Large Cap High Div Volatility Wtd ETF
Common Stocks ............................ 333,791,864 — — 333,791,864
Total .................................... $ 333,791,864 $ — $ — $ 333,791,864
Other Financial Investments:*
Assets:
Futures Contracts ........................... 825 — — 825
Total .................................... $ 825 $ — $ — $ 825
US Small Cap High Div Volatility Wtd ETF
Common Stocks ............................ 289,910,420 — — 289,910,420
Collateral for Securities Loaned ................ 2,946,584 — — 2,946,584
Total .................................... $ 292,857,004 $ — $ — $ 292,857,004
Other Financial Investments:*
Assets:
Futures Contracts ........................... 8,974 — — 8,974
Total .................................... $ 8,974 $ — $ — $ 8,974
International High Div Volatility Wtd ETF
Common Stocks ............................ 17,265,485 — 7,145 17,272,630
Collateral for Securities Loaned ................ 304,472 — — 304,472
Total .................................... $ 17,569,957 $ — $ 7,145 $ 17,577,102
Other Financial Investments:*
Assets:
Futures Contracts ........................... 91 — — 91
Total .................................... $ 91 $ — $ — $ 91

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
139
Level 1 Level 2 Level 3 Total
Dividend Accelerator ETF
Common Stocks ............................ $ 239,811,126 $ — $ — $ 239,811,126
Collateral for Securities Loaned ................ 1,861,804 — — 1,861,804
Total .................................... $ 241,672,930 $ — $ — $ 241,672,930
Other Financial Investments:*
Assets:
Futures Contracts ........................... 804 — — 804
Total .................................... $ 804 $ — $ — $ 804
US Multi-Factor Minimum Volatility ETF
Common Stocks ............................ 137,742,160 — — 137,742,160
Total .................................... $ 137,742,160 $ — $ — $ 137,742,160
Other Financial Investments:*
Assets:
Futures Contracts ........................... 12 — — 12
Total .................................... $ 12 $ — $ — $ 12
US 500 Enhanced Volatility Wtd ETF
Common Stocks ............................ 425,344,784 — — 425,344,784
Investment Companies ....................... 841,312 — — 841,312
Collateral for Securities Loaned ................ 1,471,160 — — 1,471,160
Total .................................... $ 427,657,256 $ — $ — $ 427,657,256
Other Financial Investments:*
Assets:
Futures Contracts ........................... 5,133 — — 5,133
Total .................................... $ 5,133 $ — $ — $ 5,133
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks ............................ 798,726,656 — — 798,726,656
Investment Companies ....................... 4,093,192 — — 4,093,192
Total .................................... $ 802,819,848 $ — $ — $ 802,819,848
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (5) — — (5)
Total .................................... $ (5) $ — $ — $ (5)
US Discovery Enhanced Volatility Wtd ETF
Common Stocks ............................ 39,881,736 — — 39,881,736
Investment Companies ....................... 151,616 — — 151,616
Collateral for Securities Loaned ................ 215,324 — — 215,324
Total .................................... $ 40,248,676 $ — $ — $ 40,248,676
Other Financial Investments:*
Assets:
Futures Contracts ........................... 252 — — 252
Total .................................... $ 252 $ — $ — $ 252
Developed Enhanced Volatility Wtd ETF
Common Stocks ............................ 31,764,731 — 3,729 31,768,460
Warrants ................................. — — —(a) —(a)
Investment Companies ....................... 158,227 — — 158,227

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
140
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
Level 1 Level 2 Level 3 Total
Developed Enhanced Volatility Wtd ETF, continued
Collateral for Securities Loaned ................ $ 212,364 $ — $ — $ 212,364
Total .................................... $ 32,135,322 $ — $ 3,729 $ 32,139,051
Other Financial Investments:*
Assets:
Futures Contracts ........................... 157 — — 157
Total .................................... $ 157 $ — $ — $ 157
Nasdaq Next 50 ETF
Common Stocks ............................ 23,035,991 — — 23,035,991
Collateral for Securities Loaned ................ 1,142,216 — — 1,142,216
Total .................................... $ 24,178,207 $ — $ — $ 24,178,207
THB Mid Cap ETF
Common Stocks ............................ 101,527,680 — — 101,527,680
Total .................................... $ 101,527,680 $ — $ — $ 101,527,680
Free Cash Flow ETF
Common Stocks ............................ 447,078,475 — — 447,078,475
Total .................................... $ 447,078,475 $ — $ — $ 447,078,475
Other Financial Investments:*
Assets:
Futures Contracts ........................... 2,704 — — 2,704
Total .................................... $ 2,704 $ — $ — $ 2,704
Small Cap Free Cash Flow ETF
Common Stocks ............................ 55,098,890 — — 55,098,890
Total .................................... $ 55,098,890 $ — $ — $ 55,098,890
Other Financial Investments:*
Assets:
Futures Contracts ........................... 972 — — 972
Total .................................... $ 972 $ — $ — $ 972
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value security.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
141
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2024, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
The Funds did not hold futures contracts as of June 30, 2024. During the year ended June 30, 2024, the Funds held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 27,368 (5)
US 500 Volatility Wtd ETF ............................................................... $ 3,912 $ –
US Small Cap Volatility Wtd ETF .......................................................... 2,277 –
International Volatility Wtd ETF ........................................................... 1,255 –
US Large Cap High Div Volatility Wtd ETF ................................................... 825 –
US Small Cap High Div Volatility Wtd ETF ................................................... 8,974 –
International High Div Volatility Wtd ETF .................................................... 91 –
Dividend Accelerator ETF ............................................................... 804 –
US Multi-Factor Minimum Volatility ETF .................................................... 12 –
US 500 Enhanced Volatility Wtd ETF ....................................................... 5,133 –
US EQ Income Enhanced Volatility Wtd ETF .................................................. – 5

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
142
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2024:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
US Discovery Enhanced Volatility Wtd ETF ................................................... $ 252 $ –
Developed Enhanced Volatility Wtd ETF ..................................................... 157 –
Free Cash Flow ETF ................................................................... 2,704 –
Small Cap Free Cash Flow ETF ........................................................... 972 –
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 2323084.00 (458768.00)
US 500 Volatility Wtd ETF ........................................................... $ 339,650 $ (54,509)
US Small Cap Volatility Wtd ETF ...................................................... 12,182 1,431
International Volatility Wtd ETF ....................................................... 15,964 (4,416)
US Large Cap High Div Volatility Wtd ETF ............................................... 368,814 (61,820)
US Small Cap High Div Volatility Wtd ETF ............................................... 155,536 (12,893)
International High Div Volatility Wtd ETF ................................................ 6,970 (871)
Dividend Accelerator ETF ........................................................... 157,064 (18,527)
US Multi-Factor Minimum Volatility ETF ................................................ 118,663 (15,848)
US 500 Enhanced Volatility Wtd ETF ................................................... 325,326 (50,505)
US EQ Income Enhanced Volatility Wtd ETF .............................................. 594,664 (229,528)
US Discovery Enhanced Volatility Wtd ETF ............................................... 17,173 (1,440)
Developed Enhanced Volatility Wtd ETF ................................................. (5,469) (1,555)
Nasdaq Next 50 ETF ............................................................... 60,077 (11,963)
Free Cash Flow ETF ............................................................... 155,523 2,704
Small Cap Free Cash Flow ETF ....................................................... 947 972

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
143
of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2024:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US 500 Volatility Wtd ETF .......................................... $ 1,602,649 $ — $ 1,679,772
US Small Cap Volatility Wtd ETF ..................................... 152,776 — 160,872
International Volatility Wtd ETF ...................................... 535,792 — 566,332
US Small Cap High Div Volatility Wtd ETF .............................. 2,921,015 — 2,946,584
International High Div Volatility Wtd ETF ............................... 288,518 — 304,472
Dividend Accelerator ETF .......................................... 1,826,129 — 1,861,804
US 500 Enhanced Volatility Wtd ETF .................................. 1,441,132 — 1,471,160
US Discovery Enhanced Volatility Wtd ETF .............................. 207,819 — 215,324
Developed Enhanced Volatility Wtd ETF ................................ 200,893 — 212,364
Nasdaq Next 50 ETF .............................................. 1,062,057 — 1,142,216

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
144
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2024, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US 500 Volatility Wtd ETF .................................. $ 111,458,067 $ 111,543,005 $ 47,630,841 $ 140,244,567
US Small Cap Volatility Wtd ETF ............................. 14,006,894 13,973,825 15,672,059 15,963,408
International Volatility Wtd ETF .............................. 26,390,697 26,504,125 — —
US Large Cap High Div Volatility Wtd ETF ...................... 132,256,105 130,733,993 50,628,067 101,514,423
US Small Cap High Div Volatility Wtd ETF ...................... 243,255,166 241,069,273 99,832,841 205,047,075
International High Div Volatility Wtd ETF ....................... 13,470,198 13,369,507 1,390,919 1,615,127
Dividend Accelerator ETF .................................. 125,515,931 125,808,372 99,795,956 122,180,784
US Multi-Factor Minimum Volatility ETF ....................... 63,003,841 63,042,988 76,411,657 76,792,525
US 500 Enhanced Volatility Wtd ETF .......................... 981,992,320 527,632,975 — 216,351,328
US EQ Income Enhanced Volatility Wtd ETF ..................... 2,117,006,519 1,272,127,743 13,194,951 459,934,543
US Discovery Enhanced Volatility Wtd ETF ...................... 123,513,649 74,561,122 — 25,182,428
Developed Enhanced Volatility Wtd ETF ........................ 76,887,651 46,381,006 — 9,969,093
Nasdaq Next 50 ETF ...................................... 51,874,328 52,688,668 4,830,392 85,302,221
THB Mid Cap ETF ....................................... 8,016,630 8,282,851 102,007,731 661,526
Free Cash Flow ETF ...................................... 213,191,881 207,453,191 547,369,366 168,568,594
Small Cap Free Cash Flow ETF .............................. 29,105,584 28,916,035 76,339,304 22,969,127
International Volatility Wtd ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
US Multi-Factor Minimum Volatility ETF
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
145
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
THB Mid Cap ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.2
Free Cash Flow ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Small Cap Free Cash Flow ETF
Ownership %
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Flat Rate
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
THB Mid Cap ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
146
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
For the year ended June 30, 2024, the following recoupment amounts were paid to the Adviser:
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
In Effect Until
October 31, 2024
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
THB Mid Cap ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49%(a)
(a) In effect from December 21, 2023, until December 31, 2024.
Amount
US Multi-Factor Minimum Volatility ETF ................................................................... $ 37
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 1,096

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
147
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2024, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities or Bond Risk —  US 500 Enhanced Volatility Wtd ETF, US EQ Income Enhanced Volatility Wtd ETF, US Discovery Enhanced
Volatility Wtd ETF, and Developed Enhanced Volatility Wtd ETF (herein, the Funds) are subject to the risk that the market value of the bonds in the Funds’ portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-
income securities in the Funds’ portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase
Expires
2025
Expires
2026
Expires
2027 Total
US 500 Volatility Wtd ETF .............................................. $ 15,251 $ 42,444 $ 58,578 $ 116,273
US Small Cap Volatility Wtd ETF ......................................... 49,801 49,222 48,637 147,660
International Volatility Wtd ETF .......................................... 111,915 133,661 105,589 351,165
US Large Cap High Div Volatility Wtd ETF .................................. 45,449 45,307 61,491 152,247
US Small Cap High Div Volatility Wtd ETF .................................. 51,444 50,332 63,444 165,220
International High Div Volatility Wtd ETF ................................... 70,418 75,175 70,180 215,773
Dividend Accelerator ETF .............................................. 25,944 47,541 53,477 126,962
US Multi-Factor Minimum Volatility ETF ................................... 40,631 44,634 48,006 133,271
US 500 Enhanced Volatility Wtd ETF ...................................... 3,538 28,114 64,598 96,250
US EQ Income Enhanced Volatility Wtd ETF ................................. 79,459 25,530 89,797 194,786
US Discovery Enhanced Volatility Wtd ETF .................................. 50,302 50,780 51,521 152,603
Developed Enhanced Volatility Wtd ETF .................................... 129,939 186,048 150,156 466,143
Nasdaq Next 50 ETF .................................................. 134,640 71,325 87,666 293,631
THB Mid Cap ETF ................................................... 33,895 41,285 34,722 109,902
Free Cash Flow ETF .................................................. — 6,843 91,362 98,205
Small Cap Free Cash Flow ETF .......................................... — — 70,308 70,308
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 169,078
US Small Cap Volatility Wtd ETF ......................................................................... 9,420
International Volatility Wtd ETF .......................................................................... 28,797
US Large Cap High Div Volatility Wtd ETF .................................................................. 113,367
US Small Cap High Div Volatility Wtd ETF .................................................................. 109,593
International High Div Volatility Wtd ETF ................................................................... 5,849
Dividend Accelerator ETF .............................................................................. 80,516
US Multi-Factor Minimum Volatility ETF ................................................................... 41,896
US 500 Enhanced Volatility Wtd ETF ...................................................................... 167,661
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 357,447
US Discovery Enhanced Volatility Wtd ETF .................................................................. 18,605
Developed Enhanced Volatility Wtd ETF .................................................................... 13,341
Nasdaq Next 50 ETF .................................................................................. 21,066
THB Mid Cap ETF ................................................................................... 12,009
Free Cash Flow ETF .................................................................................. 55,091
Small Cap Free Cash Flow ETF .......................................................................... 6,643*
* For the period December 21, 2023 (commencement of operations) to June 30, 2024.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
148
as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — The International Volatility Wtd ETF, International High Div Volatility Wtd ETF, Developed Enhanced Volatility
Wtd ETF, Nasdaq Next 50 ETF, and THB Mid Cap ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Passive Investment Risk — Certain Funds are designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Limited History of Operations Risk — Small Cap Free Cash Flow ETF fund is new and, therefore, has a limited history of operations for investors to evaluate.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory Funds
Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs.
For the year ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each
Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the
Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2024, were as follows:

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
149
* Based on the number of days borrowings were outstanding for the year ended June 30, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2024, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Volatility Wtd ETF .............................. $ — $ 1,300,000 6.42% $ 1,300,000
International High Div Volatility Wtd ETF ....................... — 1,800,000 6.42% 1,800,000
Developed Enhanced Volatility Wtd ETF ........................ — 1,200,000 6.42% 1,200,000
Declared Paid
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
THB Mid Cap ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Total
Accumulated
Earnings
(Loss) Capital
US 500 Volatility Wtd ETF .................................................................... $ (46,799,417) $ 46,799,417
US Small Cap Volatility Wtd ETF ............................................................... (3,428,453) 3,428,453
US Large Cap High Div Volatility Wtd ETF ........................................................ (14,086,420) 14,086,420
US Small Cap High Div Volatility Wtd ETF ........................................................ (29,407,493) 29,407,493
International High Div Volatility Wtd ETF ......................................................... (210,093) 210,093
Dividend Accelerator ETF .................................................................... (22,763,962) 22,763,962
US Multi-Factor Minimum Volatility ETF ......................................................... (16,360,570) 16,360,570
US 500 Enhanced Volatility Wtd ETF ............................................................ (41,329,839) 41,329,839
US EQ Income Enhanced Volatility Wtd ETF ....................................................... (18,134,097) 18,134,097
US Discovery Enhanced Volatility Wtd ETF ........................................................ (3,979,848) 3,979,848
Developed Enhanced Volatility Wtd ETF .......................................................... (2,167,144) 2,167,144
Nasdaq Next 50 ETF ........................................................................ (9,088,123) 9,088,123
THB Mid Cap ETF ......................................................................... (177,825) 177,825
Free Cash Flow ETF ........................................................................ (28,396,164) 28,396,164
Small Cap Free Cash Flow ETF ................................................................ (3,519,862) 3,519,862

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
150
As of June 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments and mark to market on futures contracts.
Year Ended June 30, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US 500 Volatility Wtd ETF .................................................................... $ 7,856,475 $ 7,856,475
US Small Cap Volatility Wtd ETF ............................................................... 364,275 364,275
International Volatility Wtd ETF ................................................................ 2,793,465 2,793,465
US Large Cap High Div Volatility Wtd ETF ........................................................ 13,211,437 13,211,437
US Small Cap High Div Volatility Wtd ETF ........................................................ 11,966,104 11,966,104
International High Div Volatility Wtd ETF ......................................................... 932,447 932,447
Dividend Accelerator ETF .................................................................... 5,418,504 5,418,504
US Multi-Factor Minimum Volatility ETF ......................................................... 2,174,016 2,174,016
US 500 Enhanced Volatility Wtd ETF ............................................................ 10,078,078 10,078,078
US EQ Income Enhanced Volatility Wtd ETF ....................................................... 47,399,110 47,399,110
US Discovery Enhanced Volatility Wtd ETF ........................................................ 1,503,132 1,503,132
Developed Enhanced Volatility Wtd ETF .......................................................... 1,444,930 1,444,930
Nasdaq Next 50 ETF ........................................................................ 463,168 463,168
THB Mid Cap ETF ......................................................................... 10,239 10,239
Free Cash Flow ETF ........................................................................ 2,375,140 2,375,140
Small Cap Free Cash Flow ETF ................................................................ 260,681 260,681
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term
Capital
Gains
Total
Distributions
Paid
US 500 Volatility Wtd ETF
.......................................................
$ 9,175,277 $ — $ 9,175,277
US Small Cap Volatility Wtd ETF
..................................................
367,935 — 367,935
International Volatility Wtd ETF
...................................................
2,096,106 — 2,096,106
US Large Cap High Div Volatility Wtd ETF
...........................................
11,863,065 — 11,863,065
US Small Cap High Div Volatility Wtd ETF
...........................................
13,131,585 — 13,131,585
International High Div Volatility Wtd ETF
............................................
931,936 — 931,936
Dividend Accelerator ETF
........................................................
4,655,305 — 4,655,305
US Multi-Factor Minimum Volatility ETF
............................................
2,502,620 — 2,502,620
US 500 Enhanced Volatility Wtd ETF
...............................................
16,100,063 18,459,782 34,559,845
US EQ Income Enhanced Volatility Wtd ETF
..........................................
68,224,365 — 68,224,365
US Discovery Enhanced Volatility Wtd ETF
...........................................
1,766,283 — 1,766,283
Developed Enhanced Volatility Wtd ETF
.............................................
1,092,732 — 1,092,732
Nasdaq Next 50 ETF
...........................................................
894,257 — 894,257
Undistributed
Ordinary
Income
Accumulated
Earnings (Loss)
Other Earnings
(Loss)
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
US 500 Volatility Wtd ETF ............ $ 372,891 $ 372,891 $ — $ (96,304,157) $ 109,536,515 $ 13,605,249
US Small Cap Volatility Wtd ETF ....... 107,537 107,537 — (11,294,071) 2,760,270 (8,426,264)
International Volatility Wtd ETF ........ 633,974 633,974 (3,107) (7,134,445) 12,524,204 6,020,626
US Large Cap High Div Volatility Wtd ETF 643,308 643,308 — (74,952,915) 10,659,179 (63,650,428)
US Small Cap High Div Volatility Wtd ETF 616,749 616,749 — (103,220,096) 785,377 (101,817,970)
International High Div Volatility Wtd ETF . 115,163 115,163 (3,398) (14,217,924) 117,483 (13,988,676)
Dividend Accelerator ETF ............ 517,272 517,272 — (32,394,951) 5,618,575 (26,259,104)
US Multi-Factor Minimum Volatility ETF . 31,875 31,875 — (25,442,122) 18,398,471 (7,011,776)
US 500 Enhanced Volatility Wtd ETF .... 316,674 316,674 — (131,513,636) 6,769,453 (124,427,509)
US EQ Income Enhanced Volatility Wtd ETF 1,565,150 1,565,150 — (468,975,051) 11,828,786 (455,581,115)
US Discovery Enhanced Volatility Wtd ETF 137,269 137,269 — (50,078,099) 256,309 (49,684,521)
Developed Enhanced Volatility Wtd ETF .. 182,777 182,777 (5,181) (27,561,804) 1,131,160 (26,253,048)
Nasdaq Next 50 ETF ................ 14,155 14,155 — (38,652,920) 2,004,671 (36,634,094)
THB Mid Cap ETF ................. 58,156 58,156 — (189,927) (1,881,424) (2,013,195)
Free Cash Flow ETF ................ 27,980 27,980 — (10,825,049) 1,095,554 (9,701,515)
Small Cap Free Cash Flow ETF ........ 41,027 41,027 — (2,338,355) 359,724 (1,937,604)

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
151
As of June 30, 2024, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended June 30, 2024, the following Funds utilized capital loss carryforwards:
As of June 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments.  Section
12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund’s investment adviser. When a fund’s investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund’s investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers. Transactions in affiliated securities during the year ended June 30, 2024, were as follows:
Short-Term
Amount
Long-Term
Amount Total
US 500 Volatility Wtd ETF ............................................... $ (45,346,407) $ (50,957,750) $ (96,304,157)
US Small Cap Volatility Wtd ETF .......................................... (6,520,818) (4,773,253) (11,294,071)
International Volatility Wtd ETF ........................................... (3,372,576) (3,761,869) (7,134,445)
US Large Cap High Div Volatility Wtd ETF ................................... (35,594,391) (39,358,524) (74,952,915)
US Small Cap High Div Volatility Wtd ETF ................................... (65,208,292) (38,011,804) (103,220,096)
International High Div Volatility Wtd ETF .................................... (6,172,666) (8,045,258) (14,217,924)
Dividend Accelerator ETF ............................................... (13,635,960) (18,758,991) (32,394,951)
US Multi-Factor Minimum Volatility ETF .................................... (19,698,274) (5,743,848) (25,442,122)
US 500 Enhanced Volatility Wtd ETF ....................................... (109,036,595) (22,477,041) (131,513,636)
US EQ Income Enhanced Volatility Wtd ETF .................................. (433,867,853) (35,107,198) (468,975,051)
US Discovery Enhanced Volatility Wtd ETF ................................... (48,197,078) (1,881,021) (50,078,099)
Developed Enhanced Volatility Wtd ETF ..................................... (18,411,776) (9,150,028) (27,561,804)
Nasdaq Next 50 ETF ................................................... (31,889,125) (6,763,795) (38,652,920)
THB Mid Cap ETF .................................................... (158,517) (31,410) (189,927)
Free Cash Flow ETF ................................................... (10,825,049) — (10,825,049)
Small Cap Free Cash Flow ETF ........................................... (2,338,355) — (2,338,355)
Amount
International Volatility Wtd ETF .......................................................................... $ (488,401)
International High Div Volatility Wtd ETF ................................................................... (299,963)
US 500 Enhanced Volatility Wtd ETF ...................................................................... (1,226,113)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US 500 Volatility Wtd ETF .......................... $ 401,045,356 $ 124,199,487 $ (14,662,972) $ 109,536,515
US Small Cap Volatility Wtd ETF ..................... 27,595,828 4,228,439 (1,468,169) 2,760,270
International Volatility Wtd ETF ...................... 79,650,009 17,868,288 (5,344,084) 12,524,204
US Large Cap High Div Volatility Wtd ETF .............. 323,132,685 25,633,218 (14,974,039) 10,659,179
US Small Cap High Div Volatility Wtd ETF .............. 292,071,627 17,326,501 (16,541,124) 785,377
International High Div Volatility Wtd ETF ............... 17,459,619 1,138,164 (1,020,681) 117,483
Dividend Accelerator ETF .......................... 236,054,355 14,286,793 (8,668,218) 5,618,575
US Multi-Factor Minimum Volatility ETF ............... 119,343,689 20,802,695 (2,404,224) 18,398,471
US 500 Enhanced Volatility Wtd ETF .................. 420,887,803 44,655,524 (37,886,071) 6,769,453
US EQ Income Enhanced Volatility Wtd ETF ............. 790,991,062 38,454,101 (26,625,315) 11,828,786
US Discovery Enhanced Volatility Wtd ETF .............. 39,992,367 2,878,965 (2,622,656) 256,309
Developed Enhanced Volatility Wtd ETF ................ 31,007,891 2,683,025 (1,551,865) 1,131,160
Nasdaq Next 50 ETF .............................. 22,173,536 2,818,187 (813,516) 2,004,671
THB Mid Cap ETF ............................... 103,409,104 4,303,205 (6,184,629) (1,881,424)
Free Cash Flow ETF .............................. 445,982,921 10,635,500 (9,539,946) 1,095,554
Small Cap Free Cash Flow ETF ...................... 54,739,166 2,214,354 (1,854,630) 359,724

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
152
10. Subsequent Event:
On August 27, 2024, the Board of the Trust approved the liquidation of the International High Div Volatility Wtd ETF, Developed Enhanced
Volatility Wtd ETF, and NASDAQ Next 50 ETF, which is anticipated to take place on or about October 28, 2024. All shares of the Funds that are outstanding on the liquidation date will be redeemed automatically as of the close of business on that date. Written notification of the Funds'
liquidation, including specific details about the transaction will be mailed to all shareholders of the Funds.
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2024
Dividend
Income
US Small Cap Volatility
Wtd ETF
Victory Capital Holdings,
Inc., Class A .......... $ 51,978 $ 50,358 $ (37,290) $ 18,009 $ — $ 11,259 $ 94,314 $ 2,572
US Discovery Enhanced
Volatility Wtd ETF
Victory Capital Holdings,
Inc., Class A .......... 37,154 224,186 (184,519) 25,572 — 22,182 124,575 3,880

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We  have  audited  the  accompanying  statements  of  assets  and  liabilities,  including  the  schedules  of  investments, of Victory Portfolios
II, comprising the funds listed below (the “Funds”) as of June 30, 2024, the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares US 500 Volatility Wtd
ETF,
VictoryShares US Small Cap
Volatility Wtd ETF,
VictoryShares International Volatility
Wtd ETF,
VictoryShares US Large Cap High
Div Volatility Wtd ETF,
VictoryShares US Small Cap High
Div Volatility Wtd ETF,
VictoryShares International High Div
Volatility Wtd ETF,
VictoryShares Dividend Accelerator
ETF,
VictoryShares US Multi-Factor
Minimum Volatility ETF,
VictoryShares US 500 Enhanced
Volatility Wtd ETF,
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF,
VictoryShares US Discovery
Enhanced Volatility Wtd ETF, and
VictoryShares Developed Enhanced
Volatility Wtd ETF
For the year ended June 30, 2024 For the years ended June 30, 2024, and 2023
For the years ended June 30, 2024,
2023, 2022, 2021, and 2020
VictoryShares Nasdaq Next 50 ETF For the year ended June 30, 2024 For the years ended June 30, 2024, and 2023
For the years ended June 30, 2024,
2023, 2022, and for the period from
September 10, 2020 (commencement
of operations) through June 30, 2021
VictoryShares THB Mid Cap ETF
(Formerly VictoryShares THB Mid
Cap ESG ETF)
For the year ended June 30, 2024 For the years ended June 30, 2024 and 2023,
For the years ended June 30, 2024 and
2023 and the period from October 5,
2021 (commencement of operations)
through June 30, 2022
VictoryShares Free Cash Flow ETF For the year ended June 30, 2024 For the year ended June 30, 2024 and the period from June 22, 2023
(commencement of operations) through June 30, 2023
VictoryShares Small Cap Free Cash
Flow ETF
For the period from December 21, 2023 (commencement of operations) through June 30, 2024

Report of Independent Registered Public Accounting Firm
with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles  used  and  significant  estimates  made  by  management,  as  well  as  evaluating  the  overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2024

Supplemental Information
June 30, 2024
Victory Portfolios II
155
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-235-8396. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Portfolios II

(Unaudited)
Supplemental Information — continued
June 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2024, were as follow:
Percent
US 500 Volatility Wtd ETF ............................................................................ 100%
US Small Cap Volatility Wtd ETF ....................................................................... 100%
US Large Cap High Div Volatility Wtd ETF ................................................................ 100%
US Small Cap High Div Volatility Wtd ETF ................................................................ 100%
Dividend Accelerator ETF ............................................................................ 100%
US Multi-Factor Minimum Volatility ETF ................................................................. 100%
US 500 Enhanced Volatility Wtd ETF .................................................................... 86%
US EQ Income Enhanced Volatility Wtd ETF ............................................................... 60%
US Discovery Enhanced Volatility Wtd ETF ................................................................ 43%
Nasdaq Next 50 ETF ................................................................................ 82%
THB Mid Cap ETF ................................................................................. 100%
Free Cash Flow ETF ................................................................................ 99%
Small Cap Free Cash Flow ETF ........................................................................ 90%
Foreign Source Income Foreign Tax Expense
International Volatility Wtd ETF ................................................ $ 1.24 $ 0.15
International High Div Volatility Wtd ETF ......................................... 1.53 0.20
Developed Enhanced Volatility Wtd ETF .......................................... 1.13 0.13

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VPII-VICTORYSHARESETF-AR (6/24)

June 30, 2024
Annual Report: Full Financials
VictoryShares Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF
VictoryShares Core Plus Intermediate Bond ETF
VictoryShares Corporate Bond ETF
VictoryShares WestEnd Economic Cycle Bond ETF

Victory
Portfolios II
1
Schedules of Portfolio Investments
VictoryShares Short-Term Bond ETF
3
VictoryShares Core Intermediate Bond ETF
18
VictoryShares Core Plus Intermediate Bond ETF
40
VictoryShares Corporate Bond ETF
61
VictoryShares WestEnd Economic Cycle Bond ETF
70
Financial Statements
Statements of Assets and Liabilities
80
Statements of Operations
82
Statements of Changes in Net Assets
84
Financial Highlights
86
Notes to Financial Statements 91
Report of Independent Registered Public Accounting Firm 102
Supplemental Information (Unaudited)
Proxy Voting and Portfolio Holdings Information
103
Additional Federal Income Tax Information
104
Advisory Contract Approval
105

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Short-Term Bond ETF
3
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (37.6%)
ABS Auto (23.7%):
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 12/15/26 @ 100 (a) .............. $ 1,000,000 $ 1,007,794
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 12/15/26 @ 100 (a) .............. 422,000 430,253
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 4/15/27 @ 100 (a) ............... 1,000,000 1,008,104
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 4/15/27 @ 100 (a) ............... 667,000 691,555
American Credit Acceptance Receivables Trust .................................
Series 2021-4 , Class E , 3 .12% , 2/14/28 , Callable 5/13/25 @ 100 (a) ............... 500,000 486,889
Series 2022-1 , Class C , 2 .12% , 3/13/28 , Callable 6/13/25 @ 100 (a) ............... 137,700 137,395
Series 2023-1 , Class B , 5 .38% , 5/12/27 , Callable 3/12/26 @ 100 (a) ............... 989,377 988,049
Series 2023-2 , Class C , 5 .96% , 8/13/29 , Callable 6/12/26 @ 100 (a) ............... 1,000,000 997,765
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3 , Class D , 1 .49% , 9/18/26 , Callable 4/18/25 @ 100 ................. 500,000 485,624
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 1,000,000 954,615
Series 2021-2 , Class C , 1 .01% , 1/19/27 , Callable 11/18/25 @ 100 ................ 1,000,000 952,449
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A2 , 3 .12% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 146,244 145,654
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 762,000 748,547
Series 2024-B , Class A3 , 5 .26% , 4/15/33 (a) ................................ 1,350,000 1,353,740
Series 2024-B , Class B , 5 .39% , 4/15/33 (a) ................................. 275,000 273,148
Series 2024-B , Class C , 5 .55% , 4/15/33 (a) ................................. 344,000 342,305
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 500,000 498,265
Series 2019-2A , Class D , 3 .04% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 200,000 198,367
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,000,000 1,015,828
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 1,000,000 1,002,706
CarMax Auto Owner Trust ................................................
Series 2021-2 , Class A3 , 0 .52% , 2/17/26 , Callable 6/15/25 @ 100 ................ 3,381 3,344
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 9/15/25 @ 100 ................. 1,370,000 1,296,103
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 12/15/25 @ 100 ................ 250,000 233,878
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 1/15/27 @ 100 ................ 1,000,000 996,586
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 3/15/27 @ 100 ................. 1,000,000 1,029,662
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 4/15/27 @ 100 ................. 1,000,000 995,446
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class D , 1 .82% , 9/8/27 , Callable 12/8/25 @ 100 ................. 500,000 467,432
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 5/10/26 @ 100 ................ 252,846 242,325
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 5/10/26 @ 100 ................ 286,080 272,020
Series 2021-N4 , Class C , 1 .72% , 9/11/28 , Callable 8/10/27 @ 100 ................ 195,185 184,113
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 9/25/27 @ 100 (a) ............. 1,878,000 1,937,700
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 6/25/27 @ 100 (a) .............. 805,000 814,064
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 176,000 174,871
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 200,000 200,243
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 375,000 378,957
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 791,000 792,551
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 765,000 769,710
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 10/15/26 @ 100 (a) ............. 600,000 594,767
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 2,000,000 2,024,183
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,000,000 1,010,635
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 7/15/27 @ 100 (a) ............. 1,000,000 993,872
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 4/15/27 @
100 (a) ........................................................... 1,500,000 1,505,504
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4 , Class A , 1 .26% , 10/15/30 , Callable 3/15/25 @ 100 (a) .............. 115,617 114,595
Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 3/15/25 @ 100 (a) .............. 320,000 313,393
Series 2022-1A , Class B , 4 .95% , 8/16/32 , Callable 2/15/26 @ 100 (a) .............. 1,000,000 987,602
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,050,000 1,085,756
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 1,000,000 1,016,024
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 25,000 25,675
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 10/15/26 @ 100 (a) ............. 1,000,000 1,014,975
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 977,000 1,004,728

Victory Portfolios II
VictoryShares Short-Term Bond ETF
4
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 8/15/25 @ 100 $ 2,000,000 $ 1,934,720
DT Auto Owner Trust ....................................................
Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 8/15/24 @ 100 (a) .............. 1,000,000 996,071
Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 10/15/24 @ 100 (a) ............. 181,820 181,515
Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 2/15/25 @ 100 (a) ............. 500,000 489,863
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/28 @ 100 (a) ............ 1,510,000 1,541,860
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 3/15/28 @ 100 (a) .............. 400,000 409,207
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 3/15/28 @ 100 (a) .............. 327,600 335,510
Enterprise Fleet Financing LLC .............................................
Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 12/20/25 @ 100 (a) ............. 397,999 395,011
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 3/20/26 @ 100 (a) .............. 1,444,000 1,411,969
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 1,000,000 1,003,985
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 3/20/27 @ 100 (a) .............. 855,281 854,848
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 1,000,000 996,541
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 668,000 676,835
Exeter Automobile Receivables Trust .........................................
Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable 9/15/24 @ 100 (a) .............. 250,000 248,527
Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable 1/15/25 @ 100 (a) .............. 2,360,000 2,366,588
Series 2021-2A , Class C , 0 .98% , 6/15/26 , Callable 1/15/26 @ 100 ................ 20,022 19,983
Series 2021-4A , Class C , 1 .46% , 10/15/27 , Callable 4/15/26 @ 100 ............... 457,492 453,190
Series 2022-5A , Class C , 6 .51% , 12/15/27 , Callable 5/15/27 @ 100 ............... 1,000,000 1,003,950
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 7/15/28 @ 100 (a) ............. 1,212,000 1,219,263
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 7/15/28 @ 100 (a) .............. 1,142,000 1,146,130
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 7/15/28 @ 100 (a) ............. 334,286 334,655
Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 7/15/28 @ 100 (a) .............. 567,778 567,941
First Investors Auto Owner Trust , Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable
10/15/27 @ 100 (a) .................................................. 1,000,000 1,028,502
Flagship Credit Auto Trust ................................................
Series 2019-3 , Class E , 3 .84% , 12/15/26 , Callable 2/15/25 @ 100 (a) .............. 350,000 343,967
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 5/15/25 @ 100 (a) ............... 1,500,000 1,455,612
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 8/15/26 @ 100 (a) ............... 1,750,000 1,629,832
Series 2021-4 , Class B , 1 .49% , 2/15/27 , Callable 12/15/26 @ 100 (a) .............. 1,000,000 977,808
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 12/15/26 @ 100 (a) ............. 1,000,000 951,113
Ford Credit Auto Lease Trust ..............................................
Series 2022-A , Class B , 3 .81% , 8/15/25 , Callable 10/15/24 @ 100 ................ 643,000 641,911
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 360,000 359,421
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 2/15/26 @ 100 ................. 786,000 796,550
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822,000 817,592
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 1,000,000 994,378
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,290,000 2,289,339
Foursight Capital Automobile Receivables Trust .................................
Series 2021-1 , Class E , 2 .98% , 4/15/27 , Callable 7/15/24 @ 100 (a) ............... 500,000 499,262
Series 2021-2 , Class E , 3 .35% , 10/15/27 , Callable 3/15/25 @ 100 (a) .............. 250,000 243,485
Series 2022-1 , Class A3 , 1 .83% , 12/15/26 , Callable 8/15/25 @ 100 (a) ............. 188,596 188,281
Series 2022-1 , Class B , 2 .15% , 5/17/27 , Callable 8/15/25 @ 100 (a) ............... 1,000,000 985,474
Series 2022-2 , Class A3 , 4 .59% , 6/15/27 , Callable 11/15/25 @ 100 (a) ............. 725,426 722,786
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 9/15/26 @ 100 (a) ............... 626,000 619,934
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 2/15/27 @ 100 (a) ............... 714,000 706,400
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 7/15/28 @ 100 (a) ............ 1,000,000 1,013,967
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 7/15/28 @ 100 (a) .............. 415,000 418,928
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 7/15/28 @ 100 (a) .............. 250,000 253,480
GLS Auto Receivables Issuer Trust ..........................................
Series 2022-1A , Class B , 2 .84% , 5/15/26 (a) ................................ 103,858 103,721
Series 2022-2A , Class B , 4 .70% , 9/15/26 (a) ................................ 697,700 695,773
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 2/15/27 @ 100 (a) .............. 750,000 762,937
Series 2024-2A , Class B , 5 .77% , 11/15/28 (a) ............................... 667,000 668,191
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 8/15/28 @ 100 (a) .............. 1,000,000 1,070,351
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 500,000 497,655

Victory Portfolios II
VictoryShares Short-Term Bond ETF
5
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
11/20/25 @ 100 .................................................... $ 417,000 $ 416,286
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 12/15/26 @ 100 (a) ............. 1,000,000 994,516
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 12/15/26 @ 100 (a) ............. 1,000,000 993,820
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 12/15/26 @ 100 (a) .............. 500,000 496,359
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class A , 1 .99% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,000,000 970,764
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,000,000 966,551
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 1,000,000 996,987
Hertz Vehicle Financing LLC , Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............. 1,500,000 1,479,358
JPMorgan Chase Bank NA ................................................
Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 68,679 67,896
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 4/25/25 @ 100 (a) ............... 98,866 96,581
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 11/15/25 @ 100 (a) ............. 25,461 25,381
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 11/15/25 @ 100 (a) ............ 1,750,000 1,729,289
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 1,000,000 968,251
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 6/15/26 @ 100 (a) .............. 286,988 285,987
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 6/15/26 @ 100 (a) .............. 800,000 796,746
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 453,000 463,132
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 4/15/27 @ 100 (a) .............. 350,000 350,965
Lobel Automobile Receivables Trust , Series 2023-1 , Class A , 6 .97% , 7/15/26 , Callable
11/15/25 @ 100 (a) .................................................. 500,837 501,829
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 904,755 911,259
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 12/20/27 @ 100 (a) ............. 1,200,000 1,201,716
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 12/20/27 @ 100 (a) ............. 1,500,000 1,502,115
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 12/20/27 @ 100 (a) ............. 2,000,000 2,002,640
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 1/20/28 @ 100 (a) .............. 1,277,000 1,278,801
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class A , 5 .59% , 4/25/29 (a) ................................. 1,000,000 1,001,888
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 390,000 390,522
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 633,000 634,027
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 413,793 416,151
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 5/15/27 @ 100 (a) ............. 500,000 508,006
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 9/15/27 @ 100 (a) ............. 925,000 946,135
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 9/15/27 @ 100 (a) .............. 1,000,000 1,026,193
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 9/15/27 @ 100 (a) .............. 1,000,000 1,027,094
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 9/15/27 @ 100 (a) ............. 1,000,000 1,034,116
Oscar U.S. Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @
100 (a) ........................................................... 2,003,975 1,941,445
Oscar U.S. Funding XIV LLC ..............................................
Series 2022-1A , Class A3 , 2 .30% , 4/10/26 , Callable 4/10/26 @ 100 (a) ............. 607,290 600,407
Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @ 100 (a) ............. 150,000 143,692
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 2/15/26 @ 100 (a) ............. 1,000,000 987,184
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 2/15/26 @ 100 (a) .............. 452,000 445,249
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 2/15/26 @ 100 (a) .............. 917,000 902,821
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 6/15/27 @ 100 (a) .............. 1,000,000 994,081
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 2/15/28 @ 100 (a) .............. 2,000,000 2,043,454
Santander Bank Auto Credit Linked Notes , Series 2022-C , Class E , 11 .37% , 12/15/32 , Callable
12/15/26 @ 100 (a) .................................................. 209,641 214,343
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 362,595 360,689
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 197,492 197,469
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 350,000 362,625
Series 2022-B , Class B , 5 .72% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 172,580 172,325
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 349,402 349,748
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 349,402 350,496
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 292,434 295,209

Victory Portfolios II
VictoryShares Short-Term Bond ETF
6
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... $ 108,830 $ 109,093
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 440,863 442,288
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 7/15/27 @ 100 (a) .............. 500,000 499,247
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 7/15/27 @ 100 (a) .............. 1,500,000 1,500,587
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 9/15/25 @ 100 (a) .. 48,642 48,108
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 1/15/28 @ 100 (a) ............. 1,800,000 1,820,066
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 1/15/28 @ 100 (a) ............. 750,000 761,526
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,500,000 1,531,990
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 1/15/28 @ 100 (a) ............. 1,000,000 1,018,096
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 8/20/27 @ 100 (a) .............. 903,000 909,823
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 9/20/27 @ 100 (a) .............. 840,000 840,739
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 9/20/27 @ 100 (a) .............. 500,000 496,686
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 10/20/28 @ 100 (a) ............. 929,000 930,586
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 8/20/25 @ 100 (a) ............... 1,000,000 1,005,617
Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 12/20/25 @ 100 (a) .............. 675,000 681,315
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 10/20/27 @ 100 (a) ............. 1,350,000 1,352,367
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 10/20/27 @ 100 (a) .............. 1,300,000 1,308,953
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 7/20/25 @
100 (a) ........................................................... 1,333,000 1,326,308
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 3,590,552 3,604,764
United Auto Credit Securitization Trust .......................................
Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable 2/10/27 @ 100 (a) ............... 2,000,000 1,999,576
Series 2024-1 , Class B , 6 .57% , 6/10/27 (a) ................................. 1,500,000 1,505,994
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 5/15/27 @ 100 (a) ............. 1,000,000 998,837
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 5/15/27 @ 100 (a) ............ 1,000,000 1,003,366
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 534,000 536,459
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 5/15/27 @ 100 (a) .............. 1,000,000 1,010,574
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class A3 , 6 .87% , 11/15/27 (a) ............................... 500,000 504,685
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 4/15/28 @ 100 (a) ............... 1,000,000 1,019,384
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 9/15/29 @ 100 (a) ............... 250,000 248,673
Westlake Automobile Receivables Trust .......................................
Series 2021-3A , Class D , 2 .12% , 1/15/27 , Callable 9/15/25 @ 100 (a) .............. 1,000,000 962,247
Series 2022-1A , Class B , 2 .75% , 3/15/27 , Callable 11/15/25 @ 100 (a) ............. 272,451 271,966
Series 2022-2A , Class B , 4 .31% , 9/15/27 , Callable 4/15/26 @ 100 (a) .............. 800,000 795,968
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 8/15/26 @ 100 (a) .............. 500,000 497,630
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2022-1A , Class A , 2 .47% , 10/18/36 , Callable 9/18/24 @ 100 (a) ............. 211,405 210,026
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 838,054 838,427
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,000,000 997,142
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 1,667,000 1,672,444
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 911,000 943,327
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 7/15/26 @
100 ............................................................. 1,250,000 1,257,530
150,829,590
ABS Card (2.1%):
American Express Credit Account Master Trust , Series 2024-1 , Class A , 5 .23% , 4/16/29 .... 2,000,000 2,018,011
Evergreen Credit Card Trust ...............................................
Series 2021-1 , Class A , 0 .90% , 10/15/26 (a) ................................ 1,500,000 1,479,582
Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) .............................. 1,000,000 999,625
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 1,000,000 1,002,225
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 762,000 763,375
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 423,000 424,476
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 500,000 454,260
Master Credit Card Trust II ................................................
Series 2022-1A , Class B , 1 .97% , 7/21/26 (a) ................................ 1,000,000 977,457
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 600,000 594,965
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 410,000 410,740

Victory Portfolios II
VictoryShares Short-Term Bond ETF
7
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ $ 476,000 $ 477,630
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 840,000 834,639
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000,000 986,750
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 375,000 372,059
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 1,000,000 1,004,469
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 560,000 556,223
13,356,486
ABS Other (11.8%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class A2 , 6 .30% , 9/16/30 , Callable 12/15/26 @ 100 (a) ............. 327,242 327,909
Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 12/15/26 @ 100 (a) .............. 832,992 834,131
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A , Class B , 1 .38% , 2/22/27 , Callable 12/20/24 @ 100 (a) ............. 419,851 417,188
Series 2021-1A , Class C , 1 .75% , 6/21/27 , Callable 12/20/24 @ 100 (a) ............. 1,500,000 1,470,166
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A , Class A2 , 1 .64% , 10/20/27 , Callable 9/20/25 @ 100 (a) ............ 160,313 157,222
Series 2022-1A , Class B , 2 .20% , 1/20/28 , Callable 9/20/25 @ 100 (a) .............. 541,000 520,101
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 750,000 752,591
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 655,173 658,196
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 325,000 328,427
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 3/20/28 @ 100 (a) ............................................ 640,000 631,654
Atalaya Equipment Leasing Trust , Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 10/15/24
@ 100 (a) ......................................................... 1,000,000 950,251
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,000,000 1,003,571
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 413,000 415,732
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 300,000 303,216
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 471,000 474,577
Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 3/15/29 @ 100 (a) ............. 1,000,000 998,392
Series 2024-1A , Class C , 6 .01% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 750,000 747,445
Series 2024-1A , Class D , 6 .79% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 1,000,000 996,746
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 625,094 628,643
Capital Automotive REIT , Series 2024-2A , Class A1 , 4 .90% , 5/15/54 , Callable 5/15/27 @
100 (a) ........................................................... 299,000 290,728
CARS-DB4 LP , Series 2020-1A , Class A1 , 2 .69% , 2/15/50 , Callable 7/15/24 @ 100 (a) ..... 577,689 565,330
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 970,000 975,163
CCG Receivables Trust ...................................................
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 11/14/26 @ 100 (a) .............. 1,000,000 1,008,028
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 11/14/26 @ 100 (a) .............. 1,777,778 1,799,551
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 11/14/27 @ 100 (a) .............. 1,000,000 1,024,384
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 11/14/27 @ 100 (a) .............. 433,000 446,699
Conn's Receivables Funding LLC ...........................................
Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 7/15/24 @ 100 (a) ............... 35,899 35,917
Series 2023-A , Class B , 10 .00% , 1/17/28 , Callable 12/15/24 @ 100 (a) ............. 451,000 452,816
Series 2024-A , Class A , 7 .05% , 1/16/29 , Callable 9/15/25 @ 100 (a) ............... 419,039 419,279
Series 2024-A , Class B , 9 .80% , 1/16/29 , Callable 9/15/25 @ 100 (a) ............... 3,100,000 3,133,673
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... 862,775 861,500
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 1,119,109 1,130,371
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 7/20/28 @ 100 (a) ............... 839,000 837,039
Series 2024-A , Class C , 6 .52% , 8/20/30 , Callable 7/20/28 @ 100 (a) ............... 750,000 747,534
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 1,860,000 1,723,831
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 10/22/25 @ 100 (a) .............. 909,091 917,884
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 1,000,000 1,002,683
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 761,000 768,778
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 353,000 357,874

Victory Portfolios II
VictoryShares Short-Term Bond ETF
8
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 10/22/26 @ 100 (a) .............. $ 273,000 $ 273,685
Dext ABS LLC ........................................................
Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 10/15/24 @ 100 (a) ............. 47,781 47,718
Series 2021-1 , Class C , 2 .29% , 9/15/28 , Callable 11/15/25 @ 100 (a) .............. 1,000,000 971,491
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 3/15/27 @ 100 (a) .............. 828,607 829,514
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 3/15/27 @ 100 (a) ............... 2,000,000 2,035,661
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 10/15/27 @ 100 (a) .............. 1,000,000 1,013,940
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 10/15/27 @ 100 (a) .............. 667,000 666,447
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 655,000 563,095
DLLAA LLC , Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 11/20/27 @ 100 (a) ..... 1,000,000 1,005,641
Dllad LLC ............................................................
Series 2024-1A , Class A3 , 5 .30% , 7/20/29 , Callable 12/20/28 @ 100 (a) ............ 1,000,000 1,002,761
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 12/20/28 @ 100 (a) ............ 644,898 647,244
DLLMT LLC , Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 1/20/27 @ 100 (a) ...... 571,429 571,430
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 7/20/25 @ 100 (a) ....... 1,000,000 991,911
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) ............................. 1,000,000 923,222
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) ............................. 1,000,000 919,177
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 11/25/25 @ 100 (a) .. 1,000,000 921,890
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 532,000 530,894
Frontier Issuer LLC , Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) .... 466,667 479,993
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 8/20/30 @ 100 (a) .............. 327,000 342,381
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 300,000 316,618
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 200,000 203,898
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 500,000 496,458
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 740,000 735,118
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 325,000 323,654
HPEFS Equipment Trust ..................................................
Series 2021-2A , Class C , 0 .88% , 9/20/28 , Callable 9/20/24 @ 100 (a) .............. 17,436 17,387
Series 2022-1A , Class D , 2 .40% , 11/20/29 , Callable 6/20/25 @ 100 (a) ............. 667,000 644,596
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 11/20/26 @ 100 (a) ............. 500,000 507,443
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,069,000 2,058,692
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 714,286 714,568
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 1/15/28 @ 100 . 550,000 551,963
Kubota Credit Owner Trust , Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 650,000 648,481
M&T Equipment LEAF1 Notes , Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27
@ 100 (a) ......................................................... 1,038,000 1,040,316
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000,000 1,858,689
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 8/13/30 @ 100 (a) .............. 173,000 171,136
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 903,000 804,553
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 293,000 252,515
NMEF Funding LLC ....................................................
Series 2022-A , Class A2 , 2 .58% , 10/16/28 , Callable 8/15/25 @ 100 (a) ............. 131,751 131,052
Series 2022-A , Class B , 3 .35% , 10/16/28 , Callable 8/15/25 @ 100 (a) .............. 1,000,000 980,602
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 9/15/26 @ 100 (a) .............. 499,721 500,271
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 500,000 510,140
Pawnee Equipment Receivables LLC , Series 2021-1 , Class A2 , 1 .10% , 7/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 222,178 220,087
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 2/20/28 @ 100 (a) ............ 1,500,000 1,496,186
Series 2024-1A , Class B , 5 .79% , 11/20/30 , Callable 2/20/28 @ 100 (a) ............. 1,500,000 1,495,124
Post Road Equipment Finance , Series 2022-1A , Class A2 , 4 .88% , 11/15/28 , Callable 5/15/26
@ 100 (a) ......................................................... 849,319 844,960
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 564,000 561,897
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 747,000 743,781
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 167,000 167,259
SCF Equipment Leasing LLC ..............................................
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 2/20/25 @ 100 (a) .............. 10,297 10,261

Victory Portfolios II
VictoryShares Short-Term Bond ETF
9
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 11/20/25 @ 100 (a) ............. $ 250,000 $ 234,868
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @ 100 (a) .............. 428,571 436,866
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/30 @ 100 (a) .............. 857,000 886,694
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 1,672,000 1,748,930
Vantage Data Centers Issuer LLC , Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 7/15/24
@ 100 (a) ......................................................... 1,000,000 947,469
VB-S1 Issuer LLC , Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) .. 1,000,000 926,484
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 (a) ............................... 455,000 454,797
Series 2024-1A , Class D , 6 .64% , 5/15/54 (a) ................................ 167,000 168,242
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 438,522 441,229
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............. 500,000 505,759
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............. 374,000 382,373
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 1,133,000 1,136,926
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 350,000 352,177
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 292,000 296,212
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 258,000 264,109
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 1,000,000 990,698
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 417,000 421,773
75,456,626
Total Asset-Backed Securities (Cost $239,119,783) 239,642,702
Collateralized Loan Obligations (0.5%)
Cash Flow CLO (0.5%):
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class A1 , 7 .62% ( TSFR3M + 230 bps ) , 4/20/35 ,
Callable 7/20/24 @ 100 (a) (b) .......................................... 1,000,000 1,007,984
Palmer Square Loan Funding Ltd. ...........................................
Series 2023-1A , Class A1 , 7 .02% ( TSFR3M + 170 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ..................................................... 850,580 850,240
Series 2023-1A , Class A2 , 7 .82% ( TSFR3M + 250 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ..................................................... 500,000 499,750
Series 2024-3A , Class A2 , 6 .99% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (b) ..................................................... 1,000,000 1,000,955
3,358,929
Total Collateralized Loan Obligations (Cost $3,350,580) 3,358,929
Collateralized Mortgage Obligations (3.6%)
Agency CMO Other (0.7%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 900,071 895,824
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 925,253 919,482
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 950,042 949,060
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 905,213 910,057
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 969,511 961,234
4,635,657
Commercial MBS (2.9%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) .................. 1,000,000 915,309
BBCMS Mortgage Trust , Series 2020-BID , Class C , 9 .08% ( TSFR1M + 375 bps ) ,
10/15/37 (a) (b) ..................................................... 1,000,000 991,070
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .49% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) ............... 1,000,000 991,832
Series 2021-TY , Class C , 7 .14% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) ............... 1,000,000 984,460
Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) ............. 2,000,000 2,001,573
BX Trust .............................................................
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .............................. 1,000,000 930,527
Series 2022-LBA6 , Class C , 6 .93% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) ............. 1,000,000 981,586
COMM Mortgage Trust ..................................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF
10
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... $ 3,000,000 $ 2,857,435
Series 2014-277P , Class C , 3 .73% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 333,000 295,099
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (c) ........... 1,500,000 1,456,325
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 7 .07% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b) 1,000,000 997,218
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class B , 5 .10% , 9/10/38 (a) (c) ........ 1,000,000 973,468
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,000,000 974,233
Hudson Yards Mortgage Trust , Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26
@ 100 (a) ......................................................... 1,500,000 1,403,091
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) ....................... 785,714 767,732
SMRT , Series 2022-MINI , Class B , 6 .68% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) ............ 1,000,000 985,658
18,506,616
Total Collateralized Mortgage Obligations (Cost $23,353,236) 23,142,273
Senior Secured Loans (0.1%)
Consumer Discretionary (0.1%):
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .07%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... 643,913 658,472
Total Senior Secured Loans (Cost $655,848) 658,472
Corporate Bonds (34.6%)
Communication Services (0.3%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 6 .10% ,
6/1/29 , Callable 5/1/29 @ 100 .......................................... 1,000,000 1,003,672
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 (d) ..................... 580,000 535,337
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 4 .74% ,
3/20/25 , Callable 8/2/24 @ 100 (a) ....................................... 395,250 393,793
1,932,802
Consumer Discretionary (2.3%):
Advance Auto Parts, Inc. , 5 .95% , 3/9/28 , Callable 2/9/28 @ 100 ..................... 1,000,000 993,406
Association of American Medical Colleges , 2 .12% , 10/1/24 ......................... 750,000 740,820
Brunswick Corp. , 5 .85% , 3/18/29 , Callable 2/18/29 @ 100 ......................... 1,000,000 1,000,144
Daimler Truck Finance North America LLC
5 .00% , 1/15/27 (a) .................................................. 2,000,000 1,985,312
5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) ................................ 1,000,000 995,117
General Motors Financial Co., Inc. , 5 .35% , 7/15/27 .............................. 1,000,000 997,390
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 500,000 504,898
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 7/15/24 @ 101.88 (a) .......................... 1,000,000 922,213
Nissan Motor Acceptance Co. LLC , 1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) .......... 1,513,000 1,384,536
QVC, Inc. , 4 .45% , 2/15/25 , Callable 11/15/24 @ 100 ............................. 617,000 607,167
Tapestry, Inc.
7 .00% , 11/27/26 .................................................... 1,000,000 1,027,762
7 .35% , 11/27/28 , Callable 10/27/28 @ 100 ................................. 500,000 518,774
The Home Depot, Inc. , 5 .15% , 6/25/26 ....................................... 1,125,000 1,126,068
Volkswagen Group of America Finance LLC
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) ............................... 1,000,000 1,032,053
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) ................................ 1,000,000 993,294
14,828,954
Consumer Staples (0.8%):
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 1,000,000 1,027,488
Campbell Soup Co. , 5 .20% , 3/19/27 ......................................... 1,000,000 1,001,441
Coca-Cola Consolidated, Inc. , 5 .25% , 6/1/29 , Callable 5/1/29 @ 100 .................. 1,000,000 1,004,495
Keurig Dr Pepper, Inc. , 5 .05% , 3/15/29 , Callable 2/15/29 @ 100 ..................... 1,000,000 998,610
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 1,000,000 853,058
4,885,092
Energy (1.9%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 8/2/24 @ 103.81 (a) .................. 500,000 514,672
Apache Corp. , 7 .75% , 12/15/29 ............................................. 750,000 816,653

Victory Portfolios II
VictoryShares Short-Term Bond ETF
11
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Endeavor Energy Resources LP/EER Finance, Inc. , 5 .75% , 1/30/28 , Callable 8/2/24 @
101.92 (a) ......................................................... $ 3,000,000 $ 3,029,214
Energy Transfer LP
6 .75% ( H15T5Y + 513 bps ) , Callable 5/15/25 @ 100 (b) (e) ...................... 167,000 166,161
6 .50% ( H15T5Y + 569 bps ) (b) (e) ........................................ 1,000,000 989,216
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 690,000 662,174
HF Sinclair Corp. , 6 .38% , 4/15/27 , Callable 7/15/24 @ 103.19 (a) .................... 1,568,000 1,571,832
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 4/15/25 @ 103 (a) ...... 667,000 644,019
Parsley Energy LLC/Parsley Finance Corp. , 4 .13% , 2/15/28 , Callable 8/2/24 @ 101.03 (a) ... 2,000,000 1,923,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6 .50% , 7/15/27 , Callable 8/2/24 @ 101.63 ................................. 1,000,000 1,007,721
5 .00% , 1/15/28 , Callable 8/2/24 @ 101.67 ................................. 871,000 852,541
12,177,603
Financials (16.7%):
Ally Financial, Inc. , 6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) ......... 2,056,000 2,135,112
Antares Holdings LP , 8 .50% , 5/18/25 , Callable 4/18/25 @ 100 (a) ..................... 1,000,000 1,016,307
Ares Capital Corp. , 3 .25% , 7/15/25 , Callable 6/15/25 @ 100 ........................ 750,000 729,300
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 1,765,000 1,770,111
Athene Global Funding , 1 .72% , 1/7/25 (a) ...................................... 1,000,000 978,517
Bank of America Corp.
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (b) (e) ...................... 1,000,000 999,048
6 .50% ( TSFR3M + 444 bps ) , Callable 10/23/24 @ 100 (b) (d) (e) ................... 500,000 499,573
Blackstone Private Credit Fund
1 .75% , 9/15/24 .................................................... 1,000,000 989,585
2 .35% , 11/22/24 .................................................... 1,000,000 984,688
7 .05% , 9/29/25 .................................................... 500,000 504,830
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 500,000 457,436
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 2,500,000 2,484,289
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 .................................. 1,000,000 1,027,522
Capital One Financial Corp.
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (b) ...................... 1,000,000 995,829
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (b) ...................... 1,000,000 1,023,317
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 825,000 771,797
Citigroup, Inc. , 1 .00% , 10/30/25 , Callable 7/30/24 @ 100 , MTN ..................... 1,000,000 929,643
Citizens Bank NA
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) .................. 2,000,000 1,998,458
4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (b) ...................... 334,000 322,436
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (e) .... 400,000 388,439
CNO Global Funding , 5 .88% , 6/4/27 (a) ....................................... 1,000,000 1,003,398
DAE Funding LLC , 1 .55% , 8/1/24 (a) ........................................ 1,250,000 1,244,850
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 2,000,000 2,000,591
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 405,565 388,267
EverBank Financial Corp.
5 .75% , 7/2/25 , Callable 6/2/25 @ 100 .................................... 1,000,000 969,994
10 .30% ( TSFR3M + 497 bps ) , 3/15/26 , Callable 8/2/24 @ 100 (b) .................. 750,000 748,047
F&G Global Funding
5 .15% , 7/7/25 (a) ................................................... 1,000,000 991,379
5 .88% , 6/10/27 (a) .................................................. 1,000,000 994,749
Farm Credit Bank of Texas , 5 .70% ( H15T5Y + 542 bps ) , Callable 9/15/25 @ 100 (a) (b) (e) .... 3,000,000 2,956,992
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (e) ........... 2,916,000 2,817,253
First American Financial Corp. , 4 .60% , 11/15/24 ................................ 2,399,000 2,385,324
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) 1,000,000 955,410
First Financial Bancorp , 5 .13% , 8/25/25 ....................................... 1,000,000 907,593
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 350,000 333,490
Ford Motor Credit Co. LLC
3 .38% , 11/13/25 , Callable 10/13/25 @ 100 ................................. 1,000,000 967,779
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 1,000,000 881,987
FS KKR Capital Corp.
4 .25% , 2/14/25 , Callable 1/14/25 @ 100 (a) ................................ 1,400,000 1,381,805
3 .40% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 1,024,000 974,670
Fulton Financial Corp. , 3 .25% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) .... 1,000,000 829,606
GA Global Funding Trust , 1 .63% , 1/15/26 (a) ................................... 500,000 469,772

Victory Portfolios II
VictoryShares Short-Term Bond ETF
12
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Glencore Funding LLC , 5 .34% , 4/4/27 (a) ...................................... $ 2,000,000 $ 1,996,412
Goodman US Finance Three LLC , 3 .70% , 3/15/28 , Callable 12/15/27 @ 100 (a) .......... 750,000 703,423
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 3,400,000 3,296,027
Horace Mann Educators Corp. , 7 .25% , 9/15/28 , Callable 8/15/28 @ 100 ................ 2,000,000 2,121,037
HSB Group, Inc. , 6 .50% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 8/2/24 @ 100 (b) .......... 750,000 711,782
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (b) (e) .... 1,150,000 1,050,799
Hyundai Capital America, Inc. , 5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) .............. 2,000,000 1,993,861
Kemper Corp.
4 .35% , 2/15/25 , Callable 11/15/24 @ 100 .................................. 1,000,000 989,355
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. 837,000 684,601
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 .................................. 2,350,000 2,012,513
KeyCorp. , 6 .65% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/23/25 @ 100 (b) ........... 2,250,000 2,247,989
LPL Holdings, Inc. , 5 .70% , 5/20/27 , Callable 4/20/27 @ 100 ........................ 300,000 301,198
Luther Burbank Corp. , 6 .50% , 9/30/24 , Callable 8/31/24 @ 100 (a) .................... 1,250,000 1,244,343
M&T Bank Corp. , 4 .00% , 7/15/24 ........................................... 1,000,000 998,612
Main Street Capital Corp. , 3 .00% , 7/14/26 , Callable 6/14/26 @ 100 ................... 500,000 468,348
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 500,000 490,727
Markel Group, Inc. , 6 .00% ( H15T5Y + 566 bps ) , Callable 6/1/25 @ 100 (b) (e) ............. 850,000 845,130
MPT Operating Partnership LP/MPT Finance Corp. , 5 .00% , 10/15/27 , Callable 8/2/24 @
101.67 (d) ........................................................ 2,000,000 1,668,113
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 2,000,000 1,983,087
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) ................................ 1,000,000 1,002,995
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 1,000,000 999,948
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 2/1/25 @ 104.19 (a) ....................... 1,444,000 1,443,041
Radian Group, Inc.
4 .50% , 10/1/24 , Callable 8/2/24 @ 100 ................................... 2,503,000 2,491,309
6 .20% , 5/15/29 , Callable 4/15/29 @ 100 .................................. 1,000,000 1,010,033
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (e) ........ 2,998,000 2,959,316
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 1,441,945 1,238,606
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 500,000 470,542
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,000,000 827,086
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 1,000,000 992,397
Synchrony Financial
4 .88% , 6/13/25 , Callable 5/13/25 @ 100 .................................. 1,000,000 989,740
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 1,000,000 935,170
Synovus Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 1,000,000 969,167
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) .................... 1,500,000 1,420,153
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 1,500,000 1,364,713
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,000,000 971,948
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (b) (e) ...................... 1,000,000 982,892
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (b) .................... 1,000,000 993,697
The Charles Schwab Corp. , 5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (e) ....... 4,000,000 3,955,810
The Huntington National Bank , 5 .50% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (b) 2,000,000 1,914,523
The Prudential Insurance Co. of America , 8 .30% , 7/1/25 (a) ......................... 1,000,000 1,022,165
Truist Financial Corp. , 4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (e) ........... 3,000,000 2,941,151
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) ............. 1,500,000 1,522,905
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 1,000,000 1,040,574
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (e) ............ 1,000,000 957,576
106,434,007
Health Care (1.6%):
Blue Cross and Blue Shield of Minnesota , 3 .79% , 5/1/25 , Callable 2/1/25 @ 100 (a) ....... 2,006,000 1,970,158
Elevance Health, Inc. , 5 .15% , 6/15/29 , Callable 5/15/29 @ 100 ...................... 1,000,000 1,002,678
Health Care Service Corp. A Mutual Legal Reserve Co.
1 .50% , 6/1/25 , Callable 5/1/25 @ 100 (a) .................................. 1,000,000 962,268
5 .20% , 6/15/29 , Callable 5/15/29 @ 100 (a) ................................ 2,000,000 1,991,381
2 .20% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. 1,000,000 843,928
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 1,250,000 1,243,131
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 (a) ................................ 1,000,000 999,256

Victory Portfolios II
VictoryShares Short-Term Bond ETF
13
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (a) .................................. $ 1,000,000 $ 996,912
10,009,712
Industrials (3.5%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 1,000,000 1,002,185
American Airlines Pass Through Trust , 4 .00% , 9/22/27 ............................ 465,760 435,847
Aon North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 1,000,000 997,322
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. 1,000,000 996,299
Concentrix Corp. , 6 .60% , 8/2/28 , Callable 7/2/28 @ 100 ........................... 1,000,000 1,012,265
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 760,824 690,170
GXO Logistics, Inc. , 6 .25% , 5/6/29 , Callable 4/6/29 @ 100 ......................... 2,000,000 2,036,301
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 1,000,000 1,002,090
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 1,600,000 1,582,937
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 952,000 956,520
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 8/2/24 @ 101.63 (a) ........................................... 1,200,000 1,202,650
Molex Electronic Technologies LLC , 3 .90% , 4/15/25 , Callable 1/15/25 @ 100 (a) ......... 2,150,000 2,105,668
Owens Corning , 5 .50% , 6/15/27 , Callable 5/15/27 @ 100 .......................... 1,000,000 1,008,996
Republic Services, Inc. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 ................... 1,000,000 996,162
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ........................ 500,000 512,872
Ryder System, Inc.
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 1,000,000 1,002,073
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 1,000,000 1,004,039
Stanley Black & Decker, Inc. , 6 .27% , 3/6/26 , Callable 7/15/24 @ 100 ................. 1,000,000 999,614
The Nature Conservancy , 0 .63% , 7/1/24 ....................................... 650,000 650,000
United Airlines Pass Through Trust , 4 .88% , 1/15/26 .............................. 172,872 170,485
US Airways Pass Through Trust , 3 .95% , 11/15/25 ................................ 1,009,912 982,909
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 1,019,000 1,023,926
22,371,330
Information Technology (0.3%):
Atlassian Corp. , 5 .25% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 2,000,000 1,999,671
Materials (0.6%):
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,700,000 1,635,607
Celanese U.S. Holdings LLC , 6 .17% , 7/15/27 , Callable 6/15/27 @ 100 ................ 1,000,000 1,014,916
Solvay Finance America LLC , 5 .65% , 6/4/29 , Callable 5/4/29 @ 100 (a) ................ 1,000,000 1,006,290
3,656,813
Real Estate (5.0%):
Boston Properties LP , 6 .75% , 12/1/27 , Callable 11/1/27 @ 100 ...................... 1,500,000 1,538,424
CBRE Services, Inc. , 4 .88% , 3/1/26 , Callable 12/1/25 @ 100 ........................ 1,097,000 1,084,588
CubeSmart LP , 4 .38% , 2/15/29 , Callable 11/15/28 @ 100 .......................... 2,000,000 1,916,282
DOC DR LLC
4 .30% , 3/15/27 , Callable 12/15/26 @ 100 ................................. 750,000 733,625
3 .95% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 450,000 430,122
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 500,000 438,811
Extra Space Storage LP , 5 .90% , 1/15/31 , Callable 11/15/30 @ 100 .................... 1,000,000 1,021,190
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 2,000,000 2,000,442
Healthcare Realty Holdings LP , 3 .75% , 7/1/27 , Callable 4/1/27 @ 100 ................. 300,000 284,111
Highwoods Realty LP
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 500,000 467,623
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 1,000,000 915,379
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 1,000,000 1,053,105
Kilroy Realty LP , 4 .38% , 10/1/25 , Callable 7/1/25 @ 100 .......................... 1,600,000 1,566,722
Kimco Realty OP LLC , 3 .80% , 4/1/27 , Callable 1/1/27 @ 100 ....................... 1,000,000 961,812
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 1,119,000 1,082,781
Kite Realty Group Trust , 4 .00% , 3/15/25 , Callable 12/15/24 @ 100 ................... 2,000,000 1,969,856
LXP Industrial Trust , 6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ..................... 1,000,000 1,035,452
Mid-America Apartments LP , 5 .30% , 2/15/32 , Callable 12/15/31 @ 100 ................ 1,000,000 996,039
NNN REIT, Inc. , 2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .......................... 1,000,000 858,110
Realty Income Corp. , 5 .05% , 1/13/26 , Callable 7/15/24 @ 100 ...................... 1,000,000 994,550
Retail Opportunity Investments Partnership LP
4 .00% , 12/15/24 , Callable 9/15/24 @ 100 ................................. 500,000 494,334

Victory Portfolios II
VictoryShares Short-Term Bond ETF
14
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ................................. $ 1,500,000 $ 1,552,587
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 421,000 429,660
SITE Centers Corp. , 3 .63% , 2/1/25 , Callable 11/1/24 @ 100 ........................ 1,000,000 987,643
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 1,000,000 1,022,581
UDR, Inc. , 3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ........................... 2,000,000 1,894,552
VICI Properties LP/VICI Note Co., Inc. , 3 .50% , 2/15/25 , Callable 7/15/24 @ 100 (a) ....... 864,000 852,510
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/1/26 @ 100 .......................... 1,500,000 1,385,783
WEA Finance LLC/Westfield UK & Europe Finance PLC , 3 .75% , 9/17/24 , Callable 7/18/24 @
100 (a) ........................................................... 1,700,000 1,685,960
31,654,634
Utilities (1.6%):
AEP Texas, Inc. , 5 .45% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 1,000,000 1,005,349
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (a) ................. 1,000,000 1,002,272
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 1,000,000 1,021,839
CenterPoint Energy, Inc. , 5 .40% , 6/1/29 , Callable 5/1/29 @ 100 ...................... 1,000,000 1,003,768
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 1,250,000 1,143,429
DTE Energy Co. , 4 .88% , 6/1/28 , Callable 5/1/28 @ 100 ........................... 1,000,000 983,963
Florida Power & Light Co. , 5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................... 1,000,000 1,003,927
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 1,000,000 997,489
Wisconsin Electric Power Co. , 5 .00% , 5/15/29 , Callable 4/15/29 @ 100 ................ 2,000,000 2,003,499
10,165,535
Total Corporate Bonds (Cost $219,651,861) 220,116,153
Yankee Dollars (7.2%)
Consumer Discretionary (0.2%):
Borgwarner Jersey Ltd. , 5 .00% , 10/1/25 (a) ..................................... 500,000 491,600
Flutter Treasury Designated Activity Co. , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) .... 500,000 503,186
994,786
Consumer Staples (0.3%):
BAT International Finance PLC , 4 .45% , 3/16/28 , Callable 2/16/28 @ 100 ............... 1,000,000 967,982
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 3 .75% , 12/1/31 ,
Callable 12/1/26 @ 101.88 ............................................ 864,000 754,951
1,722,933
Energy (0.9%):
Enbridge, Inc.
5 .30% , 4/5/29 , Callable 3/5/29 @ 100 .................................... 1,000,000 1,001,628
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) .................. 1,515,000 1,427,239
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 8/2/24 @ 102.75 (a) .................. 1,500,000 1,470,820
TransCanada PipeLines Ltd. , 6 .20% , 3/9/26 , Callable 7/18/24 @ 100 .................. 600,000 600,466
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 250,000 258,774
Var Energi ASA , 5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ........................ 1,000,000 981,190
5,740,117
Financials (3.5%):
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 1,000,000 1,003,679
Avolon Holdings Funding Ltd. , 6 .38% , 5/4/28 , Callable 4/4/28 @ 100 (a) ............... 1,000,000 1,015,991
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (b) ....................................... 1,500,000 1,559,381
Barclays PLC , 7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) ........... 1,000,000 1,017,810
BBVA Bancomer SA , 5 .35% ( H15T5Y + 300 bps ) , 11/12/29 , Callable 11/12/24 @ 100 (a) (b) .. 2,200,000 2,176,538
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 250,000 244,843
5 .50% , 9/10/29 .................................................... 2,000,000 1,899,582
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (e) ........ 957,000 938,570
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 1,000,000 998,856
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 1,000,000 960,281
NatWest Group PLC , 7 .47% ( H15T1Y + 285 bps ) , 11/10/26 , Callable 11/10/25 @ 100 (b) ..... 500,000 511,055
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (b) . 1,000,000 965,360
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (e) .... 3,500,000 3,463,741

Victory Portfolios II
VictoryShares Short-Term Bond ETF
15
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Standard Chartered PLC , 5 .69% ( H15T1Y + 105 bps ) , 5/14/28 , Callable 5/14/27 @ 100 (a) (b) . $ 2,000,000 $ 1,999,520
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (e) ........ 3,488,000 3,417,796
22,173,003
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 280,600 263,307
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 ..................... 500,000 498,271
761,578
Industrials (0.9%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,336,384 1,308,604
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 2,000,000 2,004,539
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 1,000,000 1,033,801
LG Energy Solution Ltd. , 5 .38% , 7/2/27 (a) ..................................... 952,000 947,101
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 472,000 458,278
5,752,323
Materials (1.0%):
Braskem Netherlands Finance BV , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) .......... 1,500,000 1,362,469
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 8/2/24 @ 102.5 (a) ................. 500,000 472,935
OCI NV , 4 .63% , 10/15/25 , Callable 8/2/24 @ 101.16 (a) ........................... 1,000,000 983,064
Syngenta Finance NV , 4 .89% , 4/24/25 , Callable 2/24/25 @ 100 (a) .................... 1,423,000 1,409,566
West Fraser Timber Co. Ltd. , 4 .35% , 10/15/24 , Callable 8/2/24 @ 100 (a) ............... 2,171,000 2,152,496
6,380,530
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 1,000,000 966,248
Utilities (0.2%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (f) ............................ 1,000,000 995,231
Total Yankee Dollars (Cost $45,137,332) 45,486,749
Municipal Bonds (1.0%)
Alabama (0.2%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 1,000,000 1,040,294
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B , 5 .71% , 7/1/30 .............................................. 1,000,000 994,343
Series B , 5 .76% , 7/1/31 .............................................. 1,000,000 993,766
1,988,109
Colorado (0.0%):(g)
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ 365,000 341,688
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue
1 .81% , 1/1/25 ..................................................... 1,000,000 976,964
1 .89% , 1/1/26 ..................................................... 1,000,000 938,353
1,915,317
Michigan (0.0%):(g)
Michigan Finance Authority Revenue , Series A-1 , 2 .33% , 6/1/30 ..................... 34,214 33,236
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 845,000 850,000

Victory Portfolios II
VictoryShares Short-Term Bond ETF
16
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Rhode Island (0.1%):
Providence Redevelopment Agency Revenue , Series A , 2 .50% , 3/15/26 ................ $ 410,000 $ 392,025
Total Municipal Bonds (Cost $6,654,214) 6,560,669
U.S. Government Agency Mortgages (0.1%)
Federal Home Loan Mortgage Corporation
5 .50% , 10/1/38 .................................................... 827,758 828,986
Total U.S. Government Agency Mortgages (Cost $814,549) 828,986
U.S. Treasury Obligations (8.7%)
U.S. Treasury Notes
4 .25% , 10/15/25 .................................................... 4,000,000 3,962,031
4 .63% , 9/15/26 .................................................... 6,000,000 5,992,969
0 .50% , 8/31/27 .................................................... 15,000,000 13,244,531
4 .00% , 6/30/28 .................................................... 12,000,000 11,818,125
1 .63% , 8/15/29 .................................................... 10,000,000 8,764,844
4 .13% , 8/31/30 .................................................... 10,000,000 9,874,219
4 .00% , 1/31/31 .................................................... 2,000,000 1,960,000
Total U.S. Treasury Obligations (Cost $55,464,757) 55,616,719
Commercial Paper (6.1%)
Energy (1.2%):
Marathon Oil Corp. , 5 .84% , 7/5/24 (a) (h) ...................................... 3,000,000 2,996,646
Targa Resources Corp. , 6 .03% , 7/8/24 (a) (h) .................................... 4,400,000 4,392,866
7,389,512
Financials (1.0%):
Brookfield Corp. Treasury Ltd. , 5 .64% , 7/2/24 (a) (h) .............................. 6,300,000 6,296,030
Industrials (0.1%):
Huntington Ingalls Industries, Inc. , 5 .86% , 7/3/24 (a) (h) ............................ 800,000 799,364
Information Technology (1.0%):
Jabil, Inc.
5 .91% , 7/3/24 (a) (h) ................................................. 2,300,000 2,298,063
5 .89% , 7/19/24 (a) (h) ................................................ 4,000,000 3,985,811
6,283,874
Materials (0.9%):
FMC Corp. , 6 .13% , 7/18/24 (a) (h) ........................................... 4,000,000 3,986,442
International Flavors Fragnance , 6 .03% , 7/25/24 (a) (h) ............................. 2,000,000 1,991,685
5,978,127
Utilities (1.9%):
Guadalupe Valley Electric Cooperative, Inc. , 6 .01% , 7/10/24 (a) (h) .................... 5,700,000 5,689,569
Northern Illinois Gas Co. , 5 .35% , 7/1/24 (h) .................................... 4,200,000 4,198,102
The AES Corp. , 5 .92% , 7/23/24 (h) .......................................... 2,000,000 1,991,614
11,879,285
Total Commercial Paper (Cost $38,643,924) 38,626,192
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (i) ........ 622,085 622,085
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (i) ............ 622,085 622,085
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (i) ................ 622,085 622,085

Victory Portfolios II
VictoryShares Short-Term Bond ETF
17
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (i) . 622,085 $ 622,085
Total Collateral for Securities Loaned (Cost $2,488,340) 2,488,340
Total Investments (Cost $635,334,424) — 99.9% 636,526,184
Other assets in excess of liabilities — 0.1% 699,784
NET ASSETS - 100.00% $ 637,225,968
At June 30, 2024, the Fund's investments in foreign securities were 10.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$362,851,509 and amounted to 56.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2024.
(d) All or a portion of this security is on loan.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Amount represents less than 0.05% of net assets.
(h) Rate represents the effective yield at June 30, 2024.
(i) Rate disclosed is the daily yield on June 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of June 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2024.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
18
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (11.5%)
ABS Auto (6.9%):
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 1/15/27 @ 100 $ 1,263,000 $ 1,255,934
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 6/13/25 @ 100 (a) ............................................ 137,700 137,395
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 1,135,000 1,083,488
Series 2021-3 , Class B , 1 .17% , 8/18/27 , Callable 4/18/26 @ 100 ................. 1,000,000 964,038
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 762,000 748,547
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 467,000 451,593
Series 2024-A , Class B , 5 .16% , 11/15/32 , Callable 7/15/27 @ 100 (a) .............. 1,300,000 1,270,749
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 250,000 249,132
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800,000 723,255
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,000,000 1,015,828
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 1,000,000 1,022,136
Carmax Auto Owner Trust , Series 2022-3 , Class C , 4 .98% , 2/15/28 , Callable 8/15/26 @ 100 . 1,090,000 1,074,647
CarMax Auto Owner Trust ................................................
Series 2021-2 , Class B , 1 .03% , 12/15/26 , Callable 6/15/25 @ 100 ................ 2,000,000 1,911,395
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 9/15/25 @ 100 ................. 1,000,000 946,061
Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 12/15/26 @ 100 ............... 1,000,000 1,004,290
Series 2024-2 , Class B , 5 .69% , 11/15/29 , Callable 7/15/27 @ 100 ................ 1,450,000 1,465,399
Carmax Select Receivables Trust , Series 2024-A , Class A3 , 5 .40% , 11/15/28 , Callable 3/15/28
@ 100 ........................................................... 2,000,000 1,998,325
Carvana Auto Receivables Trust , Series 2021-P2 , Class B , 1 .27% , 3/10/27 , Callable 12/10/26
@ 100 ........................................................... 1,500,000 1,403,269
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 9/25/27 @ 100 (a) ............. 875,000 902,062
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 8/25/27 @ 100 (a) ............ 1,400,000 1,397,800
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 8/25/27 @ 100 (a) ............. 643,000 637,558
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 6/25/27 @ 100 (a) .............. 2,700,000 2,717,877
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 5/25/28 @ 100 (a) ............ 2,950,000 2,949,265
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,897,000 1,884,831
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 1,033,528 1,040,510
Series 2024-1A , Class A1 , 5 .52% , 5/15/36 , Callable 10/15/26 @ 100 (a) ............ 1,409,772 1,409,060
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 2/15/27 @ 100 (a) .............. 1,000,000 1,004,428
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 1,000,000 1,012,092
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 4/15/27 @
100 (a) ........................................................... 2,000,000 2,007,339
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............ 1,500,000 1,525,345
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 1,000,000 1,009,245
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 947,000 967,320
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 8/15/25 @ 100 1,750,000 1,692,880
DT Auto Owner Trust , Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 8/15/24 @ 100 (a) . 1,000,000 996,071
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/28 @
100 (a) ........................................................... 700,000 714,770
Enterprise Fleet Financing LLC .............................................
Series 2022-1 , Class A3 , 3 .27% , 1/20/28 , Callable 6/20/25 @ 100 (a) .............. 1,000,000 972,320
Series 2022-3 , Class A2 , 4 .38% , 7/20/29 , Callable 3/20/26 @ 100 (a) .............. 568,910 563,099
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,000,000 2,007,971
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 3/20/27 @ 100 (a) .............. 855,281 854,848
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 6/20/27 @ 100 (a) .............. 1,450,000 1,501,026
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 2,000,000 1,993,082
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 994,000 1,007,147
Exeter Automobile Receivables Trust , Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable
1/15/25 @ 100 (a) ................................................... 2,000,000 2,005,583
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 7/15/28 @
100 (a) ........................................................... 808,000 812,842
First Investors Auto Owner Trust , Series 2021-1A , Class E , 3 .35% , 4/15/27 , Callable 4/15/25
@ 100 (a) ......................................................... 950,000 928,035

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
19
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Flagship Credit Auto Trust ................................................
Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 8/15/25 @ 100 (a) ............... $ 483,217 $ 482,106
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 8/15/26 @ 100 (a) ............... 1,000,000 931,333
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 8/15/25 @
100 ............................................................. 800,000 796,720
Ford Credit Auto Owner Trust ..............................................
Series 2020-1 , Class B , 2 .29% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 1,500,000 1,465,830
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822,000 817,592
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,000,000 1,018,763
Foursight Capital Automobile Receivables Trust .................................
Series 2021-1 , Class E , 2 .98% , 4/15/27 , Callable 7/15/24 @ 100 (a) ............... 2,000,000 1,997,047
Series 2022-1 , Class A3 , 1 .83% , 12/15/26 , Callable 8/15/25 @ 100 (a) ............. 377,191 376,562
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 9/15/26 @ 100 (a) ............... 1,253,000 1,240,858
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 2/15/27 @ 100 (a) ............... 1,429,000 1,413,789
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 7/15/28 @ 100 (a) .............. 415,000 418,928
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 7/15/28 @ 100 (a) .............. 250,000 253,480
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 8/15/28 @ 100 (a) ............. 2,755,000 2,833,358
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 875,000 867,609
GM Financial Automobile Leasing Trust , Series 2022-1 , Class C , 2 .64% , 2/20/26 , Callable
7/20/24 @ 100 ..................................................... 1,000,000 998,233
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 12/15/27 @ 100 (a) ............ 2,500,000 2,490,385
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 12/15/27 @ 100 (a) ............. 1,200,000 1,192,166
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 12/15/26 @
100 (a) ........................................................... 1,250,000 1,242,275
Hertz Vehicle Financing III LLC , Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ........... 1,000,000 1,006,940
Hertz Vehicle Financing III LP , Series 2021-2A , Class A , 1 .68% , 12/27/27 (a) ............ 1,000,000 912,551
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class C , 2 .05% , 12/26/25 (a) ............................... 1,333,000 1,314,321
Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............................... 1,000,000 986,239
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 1,000,000 975,306
Hyundai Auto Receivables Trust ............................................
Series 2020-C , Class B , 0 .81% , 11/16/26 , Callable 3/15/25 @ 100 ................ 1,271,000 1,237,559
Series 2021-C , Class B , 1 .49% , 12/15/27 , Callable 2/15/26 @ 100 ................ 2,000,000 1,879,967
JPMorgan Chase Bank NA ................................................
Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 4/25/25 @ 100 (a) ............... 16,162 16,090
Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 49,215 48,661
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 11/15/25 @ 100 (a) ............. 50,923 50,761
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 1,500,000 1,452,377
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 6/15/26 @ 100 (a) .............. 1,600,000 1,593,492
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 600,000 598,544
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 4/15/27 @ 100 (a) .............. 1,000,000 992,500
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 5/15/27 @ 100 (a) .............. 1,000,000 1,009,428
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 1,500,000 1,524,146
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 1,809,511 1,822,518
Series 2023-1A , Class B , 7 .25% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 2,000,000 2,033,773
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 12/20/27 @ 100 (a) ............. 3,200,000 3,204,576
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 9/15/27 @
100 (a) ........................................................... 500,000 513,096
Oscar U.S. Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 6/10/25 @
100 (a) ........................................................... 1,500,000 1,440,213
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 2/15/26 @ 100 (a) ............. 1,000,000 987,184
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 2/15/26 @ 100 (a) .............. 1,499,000 1,476,611
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 2/15/26 @ 100 (a) .............. 750,000 738,403
Prestige Auto Receivables Trust ............................................
Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 6/15/26 @ 100 (a) .............. 1,000,000 969,946
Series 2023-1A , Class B , 5 .55% , 4/15/27 , Callable 6/15/27 @ 100 (a) .............. 1,000,000 996,641
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 750,000 757,722
Santander Bank Auto Credit-Linked Notes .....................................

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
20
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. $ 197,492 $ 196,454
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 159,291 159,104
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 9/15/25 @ 100 (a) .. 222,392 219,948
Santander Consumer Auto Receivables Trust , Series 2020-BA , Class E , 4 .13% , 1/15/27 ,
Callable 7/15/25 @ 100 (a) ............................................ 1,500,000 1,477,830
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
5/15/26 @ 100 ..................................................... 1,062,000 1,051,854
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 5/15/28 @ 100 (a) .............. 1,500,000 1,494,414
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 1,500,000 1,489,779
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 1/15/28 @ 100 (a) ............. 900,000 910,033
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 1/15/28 @ 100 (a) ............. 2,000,000 2,030,735
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 8/20/27 @ 100 (a) .............. 1,500,000 1,511,692
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 9/20/27 @ 100 (a) .............. 840,000 840,739
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 12/20/25 @ 100 (a) ............. 802,000 809,557
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 7/20/26 @ 100 (a) ............. 2,000,000 1,995,488
Toyota Auto Loan Extended Note Trust .......................................
Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable 2/25/26 @ 100 (a) (b) ............ 2,000,000 1,865,496
Series 2022-1A , Class A , 3 .82% , 4/25/35 , Callable 4/25/27 @ 100 (a) .............. 2,000,000 1,932,823
Toyota Auto Receivables Owner Trust , Series 2023-A , Class A3 , 4 .63% , 9/15/27 , Callable
2/15/27 @ 100 ..................................................... 4,000,000 3,965,824
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 7/20/25 @
100 (a) ........................................................... 2,000,000 1,989,959
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 1,958,550 1,966,302
UNIFY Auto Receivables Trust , Series 2021-1A , Class B , 1 .29% , 11/16/26 , Callable 2/15/25
@ 100 (a) ......................................................... 1,000,000 980,033
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 5/15/27 @ 100 (a) ............ 1,000,000 1,003,366
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 533,000 535,454
Westlake Automobile Receivables Trust .......................................
Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable 9/15/25 @ 100 (a) .............. 854,323 843,548
Series 2022-2A , Class C , 4 .85% , 9/15/27 , Callable 4/15/26 @ 100 (a) .............. 1,071,000 1,059,797
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 1,257,082 1,257,640
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,000,000 2,039,805
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 1,357,000 1,342,508
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 7/15/26 @
100 ............................................................. 1,000,000 1,006,024
142,592,692
ABS Card (0.8%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 3,000,000 3,052,960
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 3,500,000 3,499,714
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 1,900,000 1,829,948
Evergreen Credit Card Trust ...............................................
Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) .............................. 1,500,000 1,499,645
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 1,000,000 1,002,225
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 625,000 571,808
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 1,000,000 991,608
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 410,000 410,740
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 1,145,000 1,183,129
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class A , 1 .53% , 10/26/29 (a) ............................... 2,000,000 1,835,784
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 2,000,000 1,832,492
17,710,053
ABS Other (3.5%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24
@ 100 (a) ......................................................... 1,500,000 1,381,870

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
21
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class C , 1 .75% , 6/21/27 ,
Callable 12/20/24 @ 100 (a) ........................................... $ 1,600,000 $ 1,568,177
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class A2 , 1 .64% , 10/20/27 ,
Callable 9/20/25 @ 100 (a) ............................................ 320,356 314,179
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 842,220 839,636
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 1,125,000 1,128,886
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 3/20/28 @ 100 (a) ............................................ 1,081,000 1,066,903
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A , Class B , 2 .08% , 2/15/27 , Callable 10/15/24 @ 100 (a) ............. 915,649 901,429
Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 10/15/24 @ 100 (a) ............. 1,500,000 1,425,376
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 826,000 831,464
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 833,000 839,326
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 4/14/25 @ 100 (a) ............... 1,000,000 965,009
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 11/14/26 @ 100 (a) ............. 739,359 740,203
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 11/14/27 @ 100 (a) .............. 1,450,000 1,479,097
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 7/15/24 @
100 (a) ........................................................... 1,413,671 1,294,853
Conn's Receivables Funding LLC , Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 7/15/24
@ 100 (a) ......................................................... 35,899 35,917
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 7/20/28 @ 100 (a) . 1,637,000 1,633,175
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 1,349,000 1,250,241
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 7/15/26 @
100 ............................................................. 1,680,000 1,700,646
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 10/22/25 @ 100 (a) ............. 1,000,000 1,000,155
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 5/22/26 @ 100 (a) .............. 1,594,000 1,603,416
Series 2024-1 , Class B , 5 .53% , 3/22/30 , Callable 10/22/26 @ 100 (a) .............. 1,900,000 1,898,442
Dext ABS LLC , Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 10/15/27 @ 100 (a) ...... 1,500,000 1,520,909
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 1,000,000 902,221
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) 1,125,000 1,014,402
Dllad LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 12/20/28 @ 100 (a) ....... 918,980 922,323
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 7/20/25 @ 100 (a) ....... 2,000,000 1,983,823
ExteNet LLC , Series 2019-1A , Class A2 , 3 .20% , 7/25/49 , Callable 7/25/24 @ 100 (a) ...... 500,000 498,905
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) ................. 1,153,846 1,052,608
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 532,000 530,893
Granite Park Equipment Leasing LLC , Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable
8/20/30 @ 100 (a) ................................................... 1,634,000 1,710,857
GreatAmerica Leasing Receivables Funding LLC , Series 2024-1 , Class B , 5 .18% , 12/16/30 ,
Callable 2/15/28 @ 100 (a) ............................................ 1,480,000 1,470,237
HPEFS Equipment Trust ..................................................
Series 2022-1A , Class C , 1 .96% , 5/21/29 , Callable 6/20/25 @ 100 (a) .............. 2,000,000 1,970,343
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 11/20/26 @ 100 (a) ............. 1,250,000 1,263,319
Series 2024-1A , Class B , 5 .18% , 5/20/31 , Callable 8/20/27 @ 100 (a) .............. 1,500,000 1,489,280
John Deere Owner Trust , Series 2022-A , Class A4 , 2 .49% , 1/16/29 , Callable 10/15/25 @ 100 1,000,000 963,590
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A4 , 2 .78% , 2/15/28 , Callable 1/15/26 @ 100 (a) ............. 2,000,000 1,920,104
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @ 100 (a) ............. 1,268,000 1,265,037
M&T Equipment LEAF1 Notes , Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27
@ 100 (a) ......................................................... 2,076,000 2,080,632
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000,000 1,858,689
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500,000 1,449,861
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 750,000 754,810
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 8/13/30 @ 100 (a) .............. 865,000 855,680
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 10/20/26 @ 100 (a) ...... 314,027 292,394
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 1,807,000 1,609,998
NP SPE II LLC ........................................................

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
22
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2019-1A , Class A2 , 3 .24% , 9/20/49 , Callable 7/20/24 @ 100 (a) ............. $ 498,295 $ 467,314
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 7/19/24 @ 100 (a) ............ 490,833 469,100
PEAC Solutions Receivables LLC , Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable
2/20/28 @ 100 (a) ................................................... 1,450,000 1,446,313
Post Road Equipment Finance LLC , Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable
4/15/27 @ 100 (a) ................................................... 2,622,000 2,612,225
Progress Residential Trust , Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @
100 (a) ........................................................... 1,093,740 1,008,052
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000,000 3,756,047
SCF Equipment Leasing LLC ..............................................
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 2/20/25 @ 100 (a) .............. 226,132 225,339
Series 2021-1A , Class B , 1 .37% , 8/20/29 , Callable 11/20/25 @ 100 (a) ............. 500,000 484,075
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @ 100 (a) .............. 1,071,429 1,092,166
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/30 @ 100 (a) .............. 1,243,000 1,286,068
VB-S1 Issuer LLC , Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) .. 1,000,000 926,484
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 500,000 465,849
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 (a) ............................... 1,330,000 1,329,405
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 1,095,852 1,102,617
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 850,000 852,945
WEPCO ENVIRONMENTAL TRUST FINANCE I LLC , Series 2021-1 , Class A , 1 .58% ,
12/15/35 ......................................................... 1,168,349 991,840
71,795,154
Agency ABS Other (0.3%):
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 6 .95% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 12/25/32 @
100 (c) ....................................................... 3,000,000 2,899,789
Series 2018-2A , Class B , 6 .60% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 7/25/36 @
100 (a) (c) ..................................................... 1,000,000 884,948
Nelnet Student Loan Trust , Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 5/25/33 @
100 (a) ........................................................... 1,644,147 1,496,109
SLM Student Loan Trust ..................................................
Series 2006-10 , Class B , 5 .83% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 1/25/32 @ 100 (c) 130,773 123,120
Series 2007-1 , Class B , 5 .83% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 10/25/29 @ 100 (c) 211,278 195,753
5,599,719
Total Asset-Backed Securities (Cost $239,676,693) 237,697,618
Collateralized Mortgage Obligations (4.3%)
Agency CMO Other (0.6%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 1,841,053 1,832,367
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 1,623,251 1,613,127
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 1,861,325 1,598,457
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,425,063 1,423,590
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 6,841,865 6,591,126
13,058,667
Agency Commercial MBS (1.4%):
Federal Home Loan Mortgage Corporation .....................................
Series K087 , Class A2 , 3 .77% , 12/25/28 .................................. 500,000 479,372
Series K091 , Class A2 , 3 .51% , 3/25/29 ................................... 1,250,000 1,183,670
Series K095 , Class A2 , 2 .79% , 6/25/29 , Callable 1/25/30 @ 100 ................. 1,000,000 914,580
Series K096 , Class A2 , 2 .52% , 7/25/29 , Callable 7/25/29 @ 100 ................. 1,000,000 901,414
Series K097 , Class A2 , 2 .51% , 7/25/29 , Callable 12/25/29 @ 100 ................ 2,000,000 1,800,085
Series K100 , Class A2 , 2 .67% , 9/25/29 , Callable 10/25/29 @ 100 ................ 545,000 492,880
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 4,000,000 3,348,546
Series K141 , Class A2 , 2 .25% , 2/25/32 , Callable 2/25/32 @ 100 ................. 4,000,000 3,361,595
Series K142 , Class A2 , 2 .40% , 3/25/32 , Callable 3/25/32 @ 100 ................. 3,000,000 2,543,635
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 3,000,000 2,547,540
Series K147 , Class A2 , 3 .00% , 6/25/32 , Callable 6/25/32 @ 100 (b) ............... 3,000,000 2,646,838

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
23
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series K-1510 , Class A3 , 3 .79% , 1/25/34 , Callable 1/25/34 @ 100 ................ $ 1,000,000 $ 922,265
Series K-1512 , Class A3 , 3 .06% , 4/25/34 , Callable 10/25/34 @ 100 ............... 1,000,000 857,755
Series K159 , Class A2 , 3 .95% , 11/25/30 , Callable 11/25/33 @ 100 (b) ............. 500,000 477,324
Series KG02 , Class A2 , 2 .41% , 8/25/29 , Callable 8/25/29 @ 100 ................. 909,000 817,200
Series KIR3 , Class A2 , 3 .28% , 8/25/27 , Callable 8/25/27 @ 100 ................. 1,500,000 1,428,539
Federal National Mortgage Association .......................................
Series 2018-M4 , Class A2 , 3 .17% , 3/25/28 (b) ............................... 359,428 339,253
Series 2019-M1 , Class A2 , 3 .66% , 9/25/28 (b) ............................... 630,187 602,053
Series 2019-M12 , Class A2 , 2 .89% , 6/25/29 (b) .............................. 980,081 902,731
Series 2022-M12 , Class A , 3 .18% , 12/25/28 (b) .............................. 2,441,925 2,285,125
28,852,400
Commercial MBS (2.3%):
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .40% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (b) .......................................... 2,000,000 1,765,892
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (b) ............................. 1,740,000 1,647,297
Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (b) ............................. 1,000,000 915,309
Series 2018-AVM , Class D , 4 .25% , 7/5/40 (a) (b) ............................. 1,000,000 895,674
BBCMS Mortgage Trust , Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @
100 (b) ........................................................... 540,540 502,558
Benchmark Mortgage Trust , Series 2020-B17 , Class ASB , 2 .18% , 3/15/53 , Callable 3/15/30 @
100 ............................................................. 1,000,000 909,699
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .49% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) ............... 865,000 857,934
Series 2022-OANA , Class B , 7 .78% ( TSFR1M + 245 bps ) , 4/15/37 (a) (c) ............ 2,000,000 1,998,940
Series 2022-OANA , Class D , 9 .02% ( TSFR1M + 370 bps ) , 4/15/37 (a) (c) ............ 1,000,000 1,000,188
Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/39 (a) (c) ............. 2,690,909 2,693,026
BX Commercial Mortgage Trust , Series 2022-CSMO , Class B , 8 .47% ( TSFR1M + 314 bps ) ,
6/15/27 (a) (c) ...................................................... 1,500,000 1,501,864
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) ............ 923,077 820,553
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .............................. 2,000,000 1,861,054
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (b) ............................ 550,000 414,311
Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (b) ............................ 1,500,000 1,103,676
Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (b) ............................ 500,000 339,647
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8 , Class AS , 3 .79% , 9/15/50 , Callable 9/15/27 @ 100 (b) ............. 500,000 468,664
Series 2020-GC46 , Class AAB , 2 .61% , 2/15/53 , Callable 2/15/30 @ 100 ........... 732,000 676,026
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @ 100 (a) (b) .......... 2,420,000 2,304,998
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (b) ........ 250,000 241,481
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (b) ........... 1,750,000 1,699,046
Series 2015-PC1 , Class B , 4 .42% , 7/10/50 , Callable 6/10/25 @ 100 (b) ............. 865,000 833,429
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) ............ 1,500,000 1,207,540
CSMC , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) ........................... 2,252,000 1,974,977
DBJPM Mortgage Trust ..................................................
Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 ............... 500,000 478,231
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) ............. 1,750,000 766,536
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 7 .07% ( TSFR1M + 174 bps ) , 4/15/37 (a) (c) 1,000,000 997,218
Extended Stay America Trust , Series 2021-ESH , Class B , 6 .82% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (c) ...................................................... 706,063 703,524
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class B , 5 .10% , 9/10/38 (a) (b) ........ 1,080,000 1,051,345
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) ....... 875,853 710,574
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,500,000 1,461,349
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) ............ 1,000,000 935,394
Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (b) ........................... 535,000 464,160
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class B , 8 .07% ( TSFR1M + 274 bps ) , 10/15/39 (a) (c) ............. 2,000,000 1,963,860
Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) .............................. 2,000,000 1,722,731
MHC Commercial Mortgage Trust , Series 2021-MHC , Class A , 6 .24% ( TSFR1M + 92 bps ) ,
4/15/38 (a) (c) ...................................................... 1,921,028 1,904,347

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
24
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .90% , 11/9/43 (a) .......... $ 1,000,000 $ 653,145
NRTH Mortgage Trust , Series 2024-PARK , Class A , 6 .97% ( TSFR1M + 164 bps ) , 3/15/41 (a) (c) 1,161,000 1,157,163
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) ........................ 1,000,000 1,000,390
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) ..................... 800,000 654,657
SREIT Trust , Series 2021-MFP2 , Class B , 6 .61% ( TSFR1M + 129 bps ) , 11/15/36 (a) (c) ...... 1,500,000 1,476,268
Wells Fargo Commercial Mortgage Trust , Series 2018-AUS , Class A , 4 .19% , 8/17/36 (a) (b) .. 250,000 234,098
46,968,773
Total Collateralized Mortgage Obligations (Cost $93,945,401) 88,879,840
Corporate Bonds (22.2%)
Communication Services (0.9%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 ............................... 2,000,000 1,457,774
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 500,000 464,974
2 .25% , 1/15/29 , Callable 11/15/28 @ 100 .................................. 2,000,000 1,710,775
2 .30% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 2,500,000 1,932,373
5 .38% , 4/1/38 , Callable 10/1/37 @ 100 ................................... 750,000 654,800
Comcast Corp.
3 .55% , 5/1/28 , Callable 2/1/28 @ 100 .................................... 750,000 712,276
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 1,250,000 780,463
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 444,000 397,108
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 1,250,000 1,115,420
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 7/15/24 @ 101.58 ................................. 643,000 633,236
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000,000 934,869
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 3,500,000 2,860,386
Verizon Communications, Inc.
3 .40% , 3/22/41 , Callable 9/22/40 @ 100 .................................. 2,000,000 1,528,700
3 .55% , 3/22/51 , Callable 9/22/50 @ 100 .................................. 1,500,000 1,079,550
Warnermedia Holdings, Inc.
4 .05% , 3/15/29 , Callable 1/15/29 @ 100 .................................. 2,000,000 1,847,066
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,000,000 872,583
18,982,353
Consumer Discretionary (1.2%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 2,000,000 1,699,878
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 3,000,000 2,412,282
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 1,500,000 1,198,030
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 1,050,000 934,780
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 1,952,000 1,621,034
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 3,500,000 3,228,836
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 1,500,000 1,254,769
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 1,000,000 868,034
Mercedes-Benz Finance North America LLC , 3 .45% , 1/6/27 (a) ...................... 1,000,000 962,024
Newell Brands, Inc. , 5 .70% , 4/1/26 , Callable 1/1/26 @ 100 ......................... 500,000 493,636
Nordstrom, Inc. , 4 .25% , 8/1/31 , Callable 5/1/31 @ 100 ............................ 750,000 667,115
O'Reilly Automotive, Inc. , 4 .20% , 4/1/30 , Callable 1/1/30 @ 100 ..................... 1,000,000 952,727
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,300,000 1,124,881
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 1,500,000 1,578,109
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 1,400,000 803,670
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 1,000,000 810,141
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 750,000 744,257
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) .................................. 1,500,000 1,452,736
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 1,500,000 1,575,134
24,382,073
Consumer Staples (1.8%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,500,000 1,201,520

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
25
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. $ 1,000,000 $ 595,940
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 1,500,000 1,212,272
Anheuser-Busch InBev Worldwide, Inc.
4 .38% , 4/15/38 , Callable 10/15/37 @ 100 ................................. 1,500,000 1,365,315
5 .45% , 1/23/39 , Callable 7/23/38 @ 100 .................................. 500,000 506,885
4 .35% , 6/1/40 , Callable 12/1/39 @ 100 ................................... 1,000,000 882,057
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 1,000,000 844,239
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 1,000,000 1,123,910
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 1,250,000 1,054,612
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,500,000 1,458,580
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 2,000,000 1,712,844
Campbell Soup Co. , 5 .20% , 3/21/29 , Callable 2/21/29 @ 100 ....................... 2,000,000 2,002,664
Cargill, Inc.
2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) ................................ 1,000,000 818,600
5 .13% , 10/11/32 , Callable 7/11/32 @ 100 (a) ................................ 1,500,000 1,496,954
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 1,000,000 830,769
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 1,950,000 1,967,576
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 1,000,000 820,771
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (d) ...................... 1,250,000 1,242,944
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 1,000,000 891,602
Keurig Dr Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 750,000 713,162
2 .25% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 832,006
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 1,000,000 833,362
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 1,000,000 904,157
Mars, Inc. , 3 .88% , 4/1/39 , Callable 10/1/38 @ 100 (a) ............................. 1,000,000 848,883
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 1,000,000 811,777
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 2,000,000 1,986,519
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 3,000,000 2,559,173
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 1,500,000 1,238,945
The Coca-Cola Co. , 2 .00% , 3/5/31 ........................................... 2,000,000 1,675,323
The J.M. Smucker Co.
6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 900,000 945,019
2 .75% , 9/15/41 , Callable 3/15/41 @ 100 .................................. 1,000,000 660,236
36,038,616
Energy (1.3%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 1,500,000 1,081,976
Boardwalk Pipelines LP
4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 500,000 486,600
4 .80% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 500,000 488,746
3 .60% , 9/1/32 , Callable 6/1/32 @ 100 .................................... 1,000,000 862,343
Buckeye Partners LP , 4 .13% , 12/1/27 , Callable 9/1/27 @ 100 ....................... 1,000,000 934,144
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,091,000 900,069
Columbia Pipelines Operating Co. LLC , 6 .04% , 11/15/33 , Callable 8/15/33 @ 100 (a) ...... 1,000,000 1,021,733
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 1,500,000 1,477,455
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) (c) (e) ......................................... 1,000,000 989,216
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 1,000,000 946,769
5 .35% , 5/15/45 , Callable 11/15/44 @ 100 .................................. 1,143,000 1,022,882
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 514,000 545,319
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,500,000 3,492,540
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 1,500,000 1,508,318
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 1,500,000 1,297,363
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................... 500,000 416,498
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 11/1/28 , Callable 8/2/24 @ 103.13 (a) .... 1,000,000 987,392
MPLX LP
4 .25% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 500,000 484,008
4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 750,000 717,630
4 .80% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 250,000 245,209
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 9/15/24 @ 102.38 ................................ 1,000,000 947,221
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 235,000 207,064

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
26
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. $ 1,250,000 $ 924,168
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ............................ 1,000,000 880,320
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 1,780,000 1,625,843
4 .70% , 6/15/44 , Callable 12/15/43 @ 100 ................................. 500,000 411,952
Rockies Express Pipeline LLC , 4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ............. 1,000,000 941,411
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 1,000,000 930,410
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500,000 435,070
27,209,669
Financials (6.2%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 833,000 867,535
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 1,500,000 1,447,980
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 1,000,000 768,092
Assurant, Inc.
6 .10% , 2/27/26 , Callable 1/27/26 @ 100 .................................. 882,000 884,554
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 1,000,000 822,632
Bank of America Corp.
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (c) (e) ...................... 1,000,000 999,048
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (e) ...................... 1,000,000 946,172
1 .66% ( SOFR + 91 bps ) , 3/11/27 , Callable 3/11/26 @ 100 (c) ..................... 500,000 468,817
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) .................. 4,000,000 3,317,760
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 1,000,000 798,483
Belrose Funding Trust , 2 .33% , 8/15/30 , Callable 5/15/30 @ 100 (a) ................... 1,000,000 814,815
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 1,290,000 1,180,184
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 500,000 496,858
3 .13% , 9/23/26 , Callable 8/23/26 @ 100 .................................. 250,000 231,816
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 .................................... 1,125,000 1,070,151
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................... 1,000,000 833,276
BMW US Capital LLC , 3 .75% , 4/12/28 , Callable 1/12/28 @ 100 (a) ................... 1,000,000 956,014
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 1,000,000 913,183
Cadence Bank , 4 .13% ( US0003M + 247 bps ) , 11/20/29 , Callable 11/20/24 @ 100 (c) ........ 625,000 605,293
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 1,000,000 965,426
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (c) .................... 1,000,000 782,279
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 1,000,000 989,713
Citigroup, Inc. , 2 .52% ( SOFR + 118 bps ) , 11/3/32 , Callable 11/3/31 @ 100 (c) ............. 2,000,000 1,645,061
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (c) ........ 500,000 499,614
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 2,000,000 1,694,615
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (c) .................. 1,000,000 928,047
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 500,000 369,503
Credit Acceptance Corp. , 6 .63% , 3/15/26 , Callable 7/15/24 @ 100 .................... 500,000 498,873
Equitable Holdings, Inc.
4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................................. 1,000,000 968,033
4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 500,000 480,931
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 2,000,000 1,711,848
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 3,000,000 2,827,078
Fifth Third Bancorp
3 .95% , 3/14/28 , Callable 2/14/28 @ 100 .................................. 500,000 477,036
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) .................... 2,000,000 1,823,868
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 3,025,000 2,412,982
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (c) 1,000,000 955,410
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 (d) ....................... 2,400,000 2,286,786
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,500,000 1,512,899
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,000,000 1,008,832
Ford Motor Credit Co. LLC
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 1,000,000 973,692
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 500,000 440,994

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
27
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ $ 700,000 $ 654,414
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 500,000 422,911
2 .85% , 4/27/31 , Callable 1/27/31 @ 100 (a) ................................ 1,000,000 842,976
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 1,500,000 1,254,732
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,000,000 980,355
Guardian Life Global Funding , 1 .40% , 7/6/27 (a) ................................. 2,000,000 1,794,019
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 500,000 484,395
6 .21% ( SOFR + 202 bps ) , 8/21/29 , Callable 8/21/28 @ 100 (c) .................... 1,000,000 1,020,710
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 1,000,000 760,654
Hyundai Capital America , 3 .50% , 11/2/26 , Callable 9/2/26 @ 100 (a) .................. 500,000 477,945
ILFC E-Capital Trust I , 7 .16% ( TSFR3M + 181 bps ) , 12/21/65 , Callable 8/2/24 @ 100 (a) (c) .. 500,000 406,250
JPMorgan Chase & Co.
4 .60% ( TSFR3M + 313 bps ) , Callable 2/1/25 @ 100 (c) (e) ....................... 1,000,000 986,837
2 .52% ( SOFR + 204 bps ) , 4/22/31 , Callable 4/22/30 @ 100 (c) .................... 3,000,000 2,592,891
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 4,000,000 3,256,170
2 .05% , 9/15/35 , Callable 9/15/25 @ 100 , MTN ............................. 1,000,000 679,095
5 .60% , 7/15/41 .................................................... 750,000 763,255
KeyBank NA , 3 .90% , 4/13/29 .............................................. 1,500,000 1,347,957
KeyCorp.
6 .65% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/23/25 @ 100 (c) ............... 500,000 499,553
2 .25% , 4/6/27 , MTN ................................................ 500,000 454,288
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ............ 757,000 689,887
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (c) ................. 1,000,000 1,014,224
Lincoln National Corp. , 3 .80% , 3/1/28 , Callable 12/1/27 @ 100 ...................... 500,000 477,379
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 1,000,000 906,711
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 1,750,000 1,619,128
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 500,000 490,727
MassMutual Global Funding II , 1 .20% , 7/16/26 (a) ............................... 1,500,000 1,383,061
Mercury General Corp. , 4 .40% , 3/15/27 , Callable 12/15/26 @ 100 .................... 1,000,000 964,766
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 2,000,000 1,644,521
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 1,500,000 1,456,239
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. 3,000,000 2,481,845
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 2,000,000 1,582,828
New York Life Global Funding
4 .70% , 1/29/29 (a) .................................................. 1,000,000 992,082
1 .85% , 8/1/31 (a) ................................................... 1,500,000 1,211,705
5 .00% , 1/9/34 (a) ................................................... 900,000 883,765
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 1,000,000 1,048,790
Pacific Life Global Funding II , 1 .38% , 4/14/26 (a) ................................ 2,000,000 1,868,429
Penske Truck Leasing Co. LP/PTL Finance Corp.
1 .70% , 6/15/26 , Callable 5/15/26 @ 100 (a) ................................ 1,000,000 928,321
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 1,000,000 1,040,490
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 1,750,000 1,463,841
Principal Life Global Funding II
1 .25% , 8/16/26 (a) .................................................. 2,000,000 1,835,499
5 .10% , 1/25/29 (a) .................................................. 1,000,000 994,026
Protective Life Global Funding , 1 .90% , 7/6/28 (a) ................................ 2,000,000 1,780,610
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 1,000,000 758,540
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) .................... 1,000,000 986,141
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 1,000,000 899,373
Regions Financial Corp.
5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (c) (e) ...................... 595,000 587,323
5 .72% ( SOFR + 149 bps ) , 6/6/30 , Callable 6/6/29 @ 100 (c) ...................... 2,000,000 1,998,298
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 1,900,000 1,896,949
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 750,000 724,850
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 500,000 511,719
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (c) (d) ........ 1,500,000 1,483,273
Stellantis Finance U.S., Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ............... 1,200,000 990,577

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
28
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... $ 2,250,000 $ 1,860,943
Synchrony Bank , 5 .63% , 8/23/27 , Callable 7/23/27 @ 100 ......................... 500,000 494,888
Synchrony Financial
4 .50% , 7/23/25 , Callable 4/23/25 @ 100 .................................. 500,000 491,597
5 .15% , 3/19/29 , Callable 12/19/28 @ 100 ................................. 500,000 480,025
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (c) ......... 500,000 444,920
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) .................... 500,000 473,384
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (c) (e) ...................... 500,000 491,446
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (e) ...................... 1,000,000 924,810
3 .99% ( SOFR + 115 bps ) , 6/13/28 , Callable 6/13/27 @ 100 , MTN (c) ............... 1,000,000 967,343
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (c) .................... 2,000,000 1,974,300
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .... 1,350,000 1,375,753
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 1,000,000 999,561
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,500,000 1,315,021
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ................. 276,000 255,772
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (c) .................... 1,000,000 1,024,597
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 282,000 283,447
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 1,050,000 875,564
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (c) (e) ....................... 2,000,000 1,960,767
4 .25% , 9/30/24 .................................................... 750,000 744,725
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) ............. 750,000 761,452
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 2,000,000 2,081,148
US Bancorp , 2 .49% ( H15T5Y + 95 bps ) , 11/3/36 , Callable 11/3/31 @ 100 (c) ............. 1,500,000 1,181,925
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 1,172,000 808,643
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500,000 463,960
Wells Fargo & Co.
3 .00% , 10/23/26 .................................................... 1,000,000 950,055
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) ........... 1,000,000 886,590
128,524,143
Health Care (1.9%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 1,000,000 917,830
4 .25% , 11/21/49 , Callable 5/21/49 @ 100 .................................. 500,000 416,105
Amgen, Inc.
5 .25% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,000,000 997,049
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 1,250,000 816,425
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 1,250,000 987,701
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 .................... 1,750,000 1,435,462
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,250,000 1,183,695
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 500,000 473,155
Bristol-Myers Squibb Co.
3 .90% , 2/20/28 , Callable 11/20/27 @ 100 .................................. 500,000 482,858
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 1,500,000 1,574,221
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 2,000,000 1,974,432
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 1,500,000 1,231,907
CVS Health Corp.
2 .13% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 2,000,000 1,604,528
5 .63% , 2/21/53 , Callable 8/21/52 @ 100 .................................. 500,000 464,030
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 4,000,000 3,490,670
Duke University Health System, Inc. , 2 .60% , 6/1/30 .............................. 2,000,000 1,754,681
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 270,000 256,128
Elevance Health, Inc.
2 .88% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 323,000 290,541
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 852,025
Fresenius Medical Care U.S. Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) .. 2,500,000 1,974,720
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 1,000,000 993,529
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 750,000 615,158
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 1,000,000 890,800

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
29
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... $ 1,500,000 $ 1,481,833
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 1,132,000 1,125,780
Illumina, Inc. , 2 .55% , 3/23/31 , Callable 12/23/30 @ 100 (d) ......................... 1,000,000 825,990
Orlando Health Obligated Group
3 .78% , 10/1/28 , Callable 7/1/28 @ 100 ................................... 500,000 472,283
2 .89% , 10/1/35 .................................................... 1,000,000 826,069
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,500,000 1,255,253
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 500,000 408,513
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (a) .................................. 625,000 623,070
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 (a) ................................ 625,000 617,268
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (a) ............................... 625,000 613,423
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 (a) ............................... 625,000 597,416
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 1,000,000 762,982
The Cigna Group , 2 .38% , 3/15/31 , Callable 12/15/30 @ 100 ........................ 2,000,000 1,677,863
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 3,262,000 2,658,958
39,624,351
Industrials (2.5%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 2,250,000 1,866,082
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 (d) ......................... 2,000,000 1,991,290
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 , MTN .................... 1,000,000 836,742
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 252,562 241,115
3 .85% , 2/15/28 .................................................... 309,338 287,569
3 .60% , 10/15/29 .................................................... 337,632 305,050
Aon North America, Inc.
5 .45% , 3/1/34 , Callable 12/1/33 @ 100 ................................... 1,000,000 995,548
5 .75% , 3/1/54 , Callable 9/1/53 @ 100 .................................... 1,000,000 977,146
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 11/1/24 @ 102.13 (a) .............................. 1,448,000 1,353,961
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 667,000 538,308
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 1,500,000 1,502,674
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 279,890 260,612
3 .80% , 9/20/31 (a) .................................................. 450,149 421,523
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 500,000 500,950
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 1,000,000 880,920
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 1,100,000 851,829
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (d) ......................... 1,500,000 1,484,997
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 1,900,000 1,897,117
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,250,000 1,218,880
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 1,500,000 1,166,514
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 1,000,000 949,332
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 1,250,000 1,135,007
GXO Logistics, Inc.
2 .65% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 2,000,000 1,624,926
6 .50% , 5/6/34 , Callable 2/6/34 @ 100 .................................... 967,000 982,115
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 76,939 72,318
Hillenbrand, Inc. , 3 .75% , 3/1/31 , Callable 3/1/26 @ 101.88 ......................... 350,000 303,947
Howmet Aerospace, Inc.
5 .90% , 2/1/27 ..................................................... 250,000 253,198
3 .00% , 1/15/29 , Callable 11/15/28 @ 100 .................................. 1,000,000 908,722
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 1,500,000 1,249,299
Huntington Ingalls Industries, Inc. , 2 .04% , 8/16/28 , Callable 6/16/28 @ 100 ............. 1,500,000 1,320,370
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 193,424 172,543
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 1,058,000 1,032,430
Leidos, Inc.
2 .30% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,235,124
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 2,250,000 2,268,643
Northwestern Mutual Global Funding , 4 .71% , 1/10/29 (a) .......................... 2,650,000 2,622,086
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 1,000,000 743,441

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
30
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... $ 1,500,000 $ 1,320,844
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 570,000 585,088
Ryder System, Inc.
2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ............................... 2,000,000 1,884,155
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 1,000,000 1,004,039
Spirit Airlines Pass Through Trust , 3 .38% , 2/15/30 ............................... 918,376 808,612
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 2,750,000 2,406,687
6 .53% , 5/1/34 , Callable 2/1/34 @ 100 (a) .................................. 713,000 729,934
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 1,000,000 902,870
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 2,100,000 1,910,877
Trane Technologies Global Holding Co. Ltd. , 3 .75% , 8/21/28 , Callable 5/21/28 @ 100 ..... 500,000 476,125
Union Pacific Corp. , 3 .25% , 2/5/50 , Callable 8/5/49 @ 100 ......................... 1,000,000 696,731
United Airlines Pass Through Trust
4 .88% , 1/15/26 .................................................... 172,872 170,485
3 .70% , 3/1/30 ..................................................... 367,383 331,914
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 1,450,000 1,427,278
51,107,967
Information Technology (1.2%):
Amphenol Corp.
4 .35% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 500,000 484,838
2 .20% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 1,125,000 923,651
Broadcom, Inc.
2 .45% , 2/15/31 , Callable 11/15/30 @ 100 (a) ................................ 1,000,000 842,030
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 2,000,000 1,723,720
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 500,000 426,121
Dell International LLC/EMC Corp.
5 .75% , 2/1/33 , Callable 11/1/32 @ 100 ................................... 260,000 267,284
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 ................................. 1,250,000 914,738
HP, Inc. , 2 .65% , 6/17/31 , Callable 3/17/31 @ 100 ................................ 1,500,000 1,270,461
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 1,474,000 1,254,502
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 1,050,000 947,685
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 1,500,000 947,010
Motorola Solutions, Inc.
2 .75% , 5/24/31 , Callable 2/24/31 @ 100 .................................. 1,000,000 847,634
5 .60% , 6/1/32 , Callable 3/1/32 @ 100 .................................... 1,000,000 1,011,025
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000,000 888,921
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,000,000 1,686,420
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,000,000 698,290
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 3,909,000 3,348,960
Skyworks Solutions, Inc. , 3 .00% , 6/1/31 , Callable 3/1/31 @ 100 ..................... 1,200,000 1,018,717
Teledyne Technologies, Inc. , 2 .75% , 4/1/31 , Callable 1/1/31 @ 100 ................... 2,000,000 1,710,011
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 3,400,000 2,877,589
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 1,500,000 1,407,996
25,497,603
Materials (1.2%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 1,000,000 983,654
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 2,102,000 1,834,039
Avery Dennison Corp.
2 .65% , 4/30/30 , Callable 2/1/30 @ 100 ................................... 800,000 695,686
2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................................. 1,500,000 1,215,504
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 1,500,000 1,268,682
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,500,000 1,443,183
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 1,000,000 893,530
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 1,000,000 886,480
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 2,000,000 1,690,243
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 1,250,000 771,003
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 8/2/24 @ 101.46 ................... 1,500,000 1,448,680
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 500,000 365,527
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500,000 380,099

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
31
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... $ 1,000,000 $ 827,690
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 1,250,000 1,040,710
Packaging Corp. of America
3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................................. 500,000 472,747
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 2,168,000 1,415,868
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 472,000 394,795
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 2,450,000 2,454,037
The Dow Chemical Co. , 6 .30% , 3/15/33 , Callable 12/15/32 @ 100 (d) ................. 1,500,000 1,582,501
Vulcan Materials Co.
3 .90% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 500,000 483,913
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 1,000,000 913,066
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 1,000,000 841,358
24,302,995
Real Estate (1.3%):
Alexandria Real Estate Equities, Inc. , 2 .00% , 5/18/32 , Callable 2/18/32 @ 100 ........... 2,750,000 2,153,592
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 750,000 704,966
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 1,000,000 850,248
5 .35% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 845,000 845,516
Boston Properties LP
2 .55% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 1,250,000 975,502
2 .45% , 10/1/33 , Callable 7/1/33 @ 100 (d) ................................. 1,750,000 1,297,878
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 1,500,000 1,246,525
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 2,000,000 2,024,096
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 2,091,000 1,768,605
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,500,000 1,233,283
DOC DR. LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ........................... 1,000,000 826,105
Essex Portfolio LP
1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .................................... 1,000,000 877,622
2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,000,000 825,557
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,000,000 896,800
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 933,000 783,005
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 1,000,000 799,360
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 500,000 446,426
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 1,017,000 898,062
Hudson Pacific Properties LP
3 .95% , 11/1/27 , Callable 8/1/27 @ 100 ................................... 500,000 418,446
4 .65% , 4/1/29 , Callable 1/1/29 @ 100 .................................... 500,000 385,545
3 .25% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 1,500,000 1,035,976
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 1,500,000 1,101,758
SBA Tower Trust
2 .84% , 1/15/25 , Callable 8/2/24 @ 100 (a) ................................. 500,000 491,218
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158,000 1,181,819
Simon Property Group LP , 6 .25% , 1/15/34 , Callable 10/15/33 @ 100 .................. 1,500,000 1,582,077
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 2,000,000 1,816,640
27,466,627
Utilities (2.7%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,375,000 1,365,465
3 .45% , 1/15/50 , Callable 7/15/49 @ 100 .................................. 1,500,000 990,945
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 2,000,000 1,324,318
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 1,000,000 901,205
Appalachian Power Co. , 2 .70% , 4/1/31 , Callable 1/1/31 @ 100 ...................... 1,500,000 1,259,361
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 1,950,000 1,946,577
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 1,950,000 1,962,235
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 1,500,000 1,262,506
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 1,000,000 914,743
Commonwealth Edison Co. , 5 .30% , 6/1/34 , Callable 3/1/34 @ 100 ................... 1,884,000 1,884,267
Dominion Energy, Inc. , 2 .25% , 8/15/31 , Callable 5/15/31 @ 100 ..................... 1,500,000 1,220,626

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
32
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
DTE Electric Co.
2 .25% , 3/1/30 , Callable 12/1/29 @ 100 ................................... $ 1,000,000 $ 863,304
3 .00% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 1,000,000 862,170
3 .65% , 3/1/52 , Callable 9/1/51 @ 100 .................................... 500,000 366,998
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 437,000 443,364
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 750,000 642,368
Duke Energy Corp.
4 .50% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 3,000,000 2,806,068
5 .45% , 6/15/34 , Callable 3/15/34 @ 100 .................................. 1,000,000 988,409
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (a) ................................. 1,500,000 1,260,556
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) ................................. 1,200,000 972,241
Entergy Arkansas LLC , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 ....................... 845,000 846,279
Entergy Corp. , 1 .90% , 6/15/28 , Callable 4/15/28 @ 100 ........................... 2,000,000 1,761,843
Entergy Louisiana LLC
4 .00% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 1,000,000 900,105
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 1,000,000 985,580
Florida Power & Light Co. , 2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................... 1,000,000 635,163
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 1,525,000 1,416,244
ITC Holdings Corp. , 4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ..................... 1,000,000 990,586
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 2,000,000 1,640,280
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 1,500,000 1,456,298
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 1,415,000 1,412,578
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 1,000,000 781,320
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 938,000 762,313
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 (a) ................................. 600,000 587,707
Oncor Electric Delivery Co. LLC , 2 .70% , 11/15/51 , Callable 5/15/51 @ 100 ............. 1,500,000 896,052
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 1,750,000 1,746,530
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 2,000,000 1,952,062
Public Service Co. of Colorado , 1 .88% , 6/15/31 , Callable 12/15/30 @ 100 .............. 2,000,000 1,600,768
Public Service Electric and Gas Co. , 1 .90% , 8/15/31 , Callable 5/15/31 @ 100 , MTN ....... 2,000,000 1,616,681
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 789,302 712,734
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 1,000,000 793,736
Southern Co. Gas Capital Corp. , 1 .75% , 1/15/31 , Callable 10/15/30 @ 100 .............. 1,000,000 808,917
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 (d) ............ 750,000 473,153
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 1,000,000 823,320
The Southern Co. , 5 .70% , 3/15/34 , Callable 9/15/33 @ 100 ......................... 3,000,000 3,052,303
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,500,000 1,488,280
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 500,000 472,517
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 1,250,000 771,916
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 403,771
56,026,762
Total Corporate Bonds (Cost $504,193,958) 459,163,159
Yankee Dollars (5.9%)
Communication Services (0.1%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 2,000,000 1,787,361
Consumer Discretionary (0.1%):
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 8/2/24 @ 102.63 (a) ........ 1,000,000 968,144
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 1,269,000 982,419
1,950,563
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc.
2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............................... 667,000 596,431
3 .44% , 5/13/41 , Callable 11/13/40 @ 100 (a) ................................ 750,000 565,686
Bacardi Ltd.
4 .45% , 5/15/25 , Callable 3/15/25 @ 100 (a) ................................ 1,500,000 1,482,252
2 .75% , 7/15/26 , Callable 4/15/26 @ 100 (a) ................................ 500,000 472,422
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 600,000 585,232

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
33
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... $ 1,750,000 $ 1,382,758
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
2 .50% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 1,500,000 1,394,535
3 .00% , 2/2/29 , Callable 12/2/28 @ 100 ................................... 750,000 668,790
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 6 .75% , 3/15/34 ,
Callable 12/15/33 @ 100 (a) ........................................... 1,500,000 1,476,851
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 3,000,000 2,417,274
11,042,231
Energy (0.3%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 750,000 681,205
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 (d) ........................... 1,855,000 1,852,159
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 1,500,000 1,252,866
Petroleos Mexicanos , 6 .70% , 2/16/32 , Callable 11/16/31 @ 100 ...................... 500,000 418,183
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 1,500,000 1,067,024
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 1,000,000 1,115,903
6,387,340
Financials (3.0%):
ABN AMRO Bank NV , 4 .80% , 4/18/26 (a) ..................................... 500,000 490,270
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 1,950,000 1,957,174
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 1,000,000 832,469
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 1,000,000 1,045,237
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 1,500,000 1,225,602
Bank of New Zealand , 2 .87% , 1/27/32 (a) (d) .................................... 750,000 633,433
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (c) ................ 2,000,000 1,849,795
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 500,000 413,774
7 .44% ( H15T1Y + 350 bps ) , 11/2/33 , Callable 11/2/32 @ 100 (c) .................. 1,000,000 1,099,937
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (e) ...................... 414,000 406,027
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (e) ...................... 750,000 708,607
BPCE SA
5 .75% ( SOFR + 287 bps ) , 7/19/33 , Callable 7/19/32 @ 100 (a) (c) .................. 1,000,000 987,774
6 .51% ( H15T1Y + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (c) ................ 2,400,000 2,405,951
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 1,000,000 846,418
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 1,000,000 1,035,629
Commonwealth Bank of Australia
2 .69% , 3/11/31 (a) ................................................... 1,000,000 828,670
3 .78% , 3/14/32 (a) .................................................. 2,000,000 1,751,070
Cooperatieve Rabobank UA , 1 .11% ( H15T1Y + 55 bps ) , 2/24/27 , Callable 2/24/26 @ 100 (a) (c) 2,000,000 1,856,728
Credit Agricole SA
3 .25% , 10/4/24 (a) .................................................. 1,250,000 1,241,808
6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (c) .................. 1,350,000 1,358,543
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) .......... 3,750,000 3,088,459
Federation des Caisses Desjardins du Quebec , 4 .55% , 8/23/27 (a) ..................... 2,000,000 1,956,628
HSBC Holdings PLC
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) .................... 1,000,000 878,892
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (c) .................... 1,000,000 1,130,400
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 1,000,000 926,838
ING Groep NV , 2 .73% ( SOFR + 132 bps ) , 4/1/32 , Callable 4/1/31 @ 100 (c) .............. 2,000,000 1,687,902
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (a) ....................... 1,000,000 731,953
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000,000 928,768
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (c) ................. 250,000 235,178
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 606,000 680,597
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (c) ...... 1,250,000 1,040,257
Macquarie Group Ltd. , 4 .10% ( SOFR + 213 bps ) , 6/21/28 , Callable 6/21/27 @ 100 (a) (c) ..... 1,000,000 963,257
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (c) ........................................................... 1,500,000 1,489,808
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 1,000,000 812,909
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) ................... 1,500,000 1,214,027
National Australia Bank Ltd. , 3 .93% ( H15T5Y + 188 bps ) , 8/2/34 , Callable 8/2/29 @ 100 (a) (c) 1,500,000 1,377,538

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
34
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Nationwide Building Society
4 .30% ( US0003M + 145 bps ) , 3/8/29 , Callable 3/8/28 @ 100 (a) (c) ................. $ 250,000 $ 239,325
3 .96% ( US0003M + 186 bps ) , 7/18/30 , Callable 7/18/29 @ 100 (a) (c) ............... 500,000 462,643
NatWest Group PLC , 4 .45% ( US0003M + 187 bps ) , 5/8/30 , Callable 5/8/29 @ 100 (c) ....... 1,000,000 955,934
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (c) (e) .... 2,000,000 1,979,281
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (c) ........................................................... 2,000,000 1,682,233
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (c) .............. 500,000 467,557
3 .34% ( H15T1Y + 160 bps ) , 1/21/33 , Callable 1/21/32 @ 100 (a) (c) ................ 1,000,000 827,437
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) (d) .............. 1,000,000 988,650
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) 500,000 478,373
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 1,500,000 1,220,184
The Bank of Nova Scotia
4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (c) (e) ....................... 1,950,000 1,910,752
4 .50% , 12/16/25 .................................................... 500,000 492,163
1 .30% , 9/15/26 .................................................... 1,000,000 916,626
2 .45% , 2/2/32 ..................................................... 1,000,000 824,788
The Toronto-Dominion Bank , 2 .00% , 9/10/31 , MTN .............................. 1,500,000 1,221,107
UBS Group AG
3 .75% , 3/26/25 .................................................... 500,000 492,885
2 .19% ( SOFR + 204 bps ) , 6/5/26 , Callable 6/5/25 @ 100 (a) (c) .................... 1,000,000 966,832
1 .31% ( SOFRINDX + 98 bps ) , 2/2/27 , Callable 2/2/26 @ 100 (a) (c) ................ 1,000,000 931,999
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 750,000 719,304
Westpac Banking Corp.
4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) ............... 1,000,000 965,026
2 .67% ( H15T5Y + 175 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (c) ................ 1,000,000 825,955
3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (c) ................ 1,000,000 821,103
62,508,484
Health Care (0.6%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 758,000 701,342
Royalty Pharma PLC
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 1,500,000 1,204,876
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 2,000,000 1,444,251
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 750,000 503,816
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 2,650,000 2,189,006
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 2,000,000 1,969,621
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 2,000,000 1,703,858
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 2,365,000 2,301,999
12,018,769
Industrials (0.7%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,499,126 1,467,964
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 1,000,000 1,018,139
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 750,000 679,052
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 1,800,000 1,621,243
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 750,000 709,579
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 1,960,000 1,914,113
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 1,500,000 1,495,072
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 2,000,000 2,041,067
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) ........................................................... 1,000,000 947,530
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 275,000 267,005
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 1,750,000 1,761,284
13,922,048
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 1,500,000 1,247,082
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 686,000 707,924

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
35
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... $ 1,071,000 $ 1,127,638
3,082,644
Materials (0.2%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 1,500,000 1,582,468
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 2,000,000 1,772,413
3,354,881
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,233,000 2,646,307
Utilities (0.1%):
Enel Finance International NV , 1 .88% , 7/12/28 , Callable 5/12/28 @ 100 (a) .............. 2,000,000 1,762,266
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 1,500,000 1,310,208
3,072,474
Total Yankee Dollars (Cost $131,386,904) 121,773,102
Municipal Bonds (1.0%)
Arizona (0.0%):(f)
The University of Arizona Revenue , Series A , 1 .82% , 6/1/30 ........................ 1,000,000 846,509
California (0.1%):
California Statewide Communities Development Authority Revenue , 1 .73% , 4/1/27 ....... 1,000,000 892,729
City of El Cajon Revenue
Series A , 1 .70% , 4/1/27 .............................................. 620,000 567,260
Series A , 1 .90% , 4/1/28 .............................................. 500,000 448,571
1,908,560
Connecticut (0.0%):(f)
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 500,000 476,312
Florida (0.1%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 1,020,000 852,608
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 1,500,000 1,309,313
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 750,000 724,696
2,886,617
Louisiana (0.0%):(f)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 4 .48% , 8/1/39 ....................................... 835,000 787,734
Michigan (0.1%):
Michigan Finance Authority Revenue , 2 .47% , 12/1/25 ............................ 1,000,000 963,583
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue , Series NNN , 3 .47% , 6/15/27 ...... 1,000,000 961,850
New Jersey Health Care Facilities Financing Authority Revenue , Series A , 3 .36% , 7/1/40 ... 1,000,000 815,121
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 900,000 829,270
2,606,241
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue , 2 .33% , 12/1/29 ..................... 895,000 783,168
State Public School Building Authority Revenue , 3 .15% , 4/1/30 ...................... 1,290,000 1,173,716
1,956,884
Texas (0.4%):
City of San Antonio, GO , 1 .76% , 2/1/31 , Continuously Callable @100 ................. 630,000 525,498
County of Bexar Revenue , 2 .28% , 8/15/32 , Continuously Callable @100 ............... 1,070,000 838,964
Harris County Cultural Education Facilities Finance Corp. Revenue
3 .34% , 11/15/37 .................................................... 2,000,000 1,692,893
Series D , 2 .28% , 7/1/34 .............................................. 370,000 288,091
North Texas Tollway Authority Revenue , 1 .02% , 1/1/25 ........................... 1,000,000 978,909
San Antonio Education Facilities Corp. Revenue , 2 .50% , 4/1/29 ...................... 1,270,000 1,084,724
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .63% , 9/1/26 ..................................................... 525,000 486,092

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
36
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
1 .82% , 9/1/27 ..................................................... $ 700,000 $ 631,280
Uptown Development Authority Tax Allocation
Series B , 2 .58% , 9/1/31 .............................................. 270,000 223,175
Series B , 2 .78% , 9/1/33 , Continuously Callable @100 ......................... 500,000 398,408
7,148,034
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J , 1 .97% , 11/1/28 .............................................. 225,000 202,498
Series J , 2 .27% , 11/1/31 , Continuously Callable @100 ........................ 225,000 191,369
Series J , 2 .42% , 11/1/32 , Continuously Callable @100 ........................ 275,000 230,306
Series J , 2 .47% , 11/1/33 , Continuously Callable @100 ........................ 270,000 221,111
Series J , 2 .52% , 11/1/34 , Continuously Callable @100 ........................ 250,000 200,338
Series J , 2 .57% , 11/1/35 , Continuously Callable @100 ........................ 300,000 235,299
1,280,921
Total Municipal Bonds (Cost $23,690,000) 20,861,395
U.S. Government Agency Mortgages (12.4%)
Federal Farm Credit Banks Funding Corporation
5 .69% , 7/11/30 ..................................................... 5,000,000 4,983,550
5 .93% , 7/14/33 .................................................... 5,000,000 4,988,950
6 .00% , 6/5/34 ..................................................... 3,000,000 2,993,880
2 .55% , 12/21/34 .................................................... 3,000,000 2,404,020
2 .20% , 9/2/36 ..................................................... 3,414,000 2,506,798
6 .19% , 6/17/44 .................................................... 2,455,000 2,457,946
20,335,144
Federal Home Loan Mortgage Corporation
6 .00% , 4/23/29 - 2/1/54 .............................................. 7,894,295 7,902,927
3 .00% , 3/1/31 - 5/1/52 ............................................... 6,245,173 5,439,483
3 .50% , 5/1/33 - 7/1/52 ............................................... 3,308,597 2,957,208
1 .50% , 4/1/37 ..................................................... 3,199,693 2,731,442
5 .00% , 3/1/38 - 6/1/53 ............................................... 15,335,072 14,915,292
5 .50% , 8/1/38 - 5/1/53 ............................................... 6,386,598 6,340,553
4 .00% , 7/1/42 - 12/1/52 .............................................. 7,140,625 6,608,803
4 .50% , 11/1/42 - 10/1/52 .............................................. 4,151,016 3,950,810
50,846,518
Federal National Mortgage Association
2 .50% , 11/1/34 - 3/1/52 .............................................. 3,388,514 2,792,211
5 .00% , 12/1/37 - 2/1/54 .............................................. 11,680,232 11,366,667
4 .50% , 1/1/38 - 9/1/52 ............................................... 24,708,116 23,368,273
4 .00% , 4/1/38 - 7/1/53 ............................................... 19,494,200 18,027,646
3 .50% , 12/1/42 - 8/1/52 .............................................. 17,210,499 15,425,216
3 .00% , 2/1/50 - 2/1/52 ............................................... 3,719,234 3,184,761
2 .00% , 11/1/51 - 12/1/51 .............................................. 2,991,001 2,365,318
5 .50% , 10/1/52 - 8/1/53 .............................................. 6,151,149 6,071,802
6 .00% , 9/1/53 - 3/1/54 ............................................... 2,876,195 2,887,475
85,489,369
Government National Mortgage Association
5 .00% , 8/20/38 - 2/20/54 ............................................. 13,569,239 13,236,140
3 .00% , 10/20/51 - 1/20/53 ............................................. 14,299,138 12,455,440
3 .50% , 2/20/52 - 6/20/52 ............................................. 8,606,787 7,676,908
4 .50% , 8/20/52 - 11/20/53 ............................................. 14,479,523 13,717,287
4 .00% , 11/20/52 .................................................... 4,137,205 3,822,911
5 .50% , 4/20/53 - 2/20/54 ............................................. 29,098,494 28,900,704
2 .50% , 6/20/53 - 9/20/53 ............................................. 9,739,995 8,193,108
6 .00% , 7/20/53 - 9/20/53 ............................................. 8,343,967 8,395,760
6 .50% , 1/20/54 .................................................... 3,937,142 3,991,051
100,389,309
Total U.S. Government Agency Mortgages (Cost $263,603,904) 257,060,340
U.S. Treasury Obligations (41.5%)
U.S. Treasury Bonds

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
37
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
5 .25% , 2/15/29 .................................................... $ 7,000,000 $ 7,260,859
3 .50% , 2/15/39 .................................................... 20,000,000 17,984,375
1 .13% , 5/15/40 .................................................... 6,878,000 4,228,895
3 .88% , 8/15/40 .................................................... 15,000,000 13,903,125
1 .38% , 11/15/40 .................................................... 5,000,000 3,153,906
2 .25% , 5/15/41 .................................................... 13,000,000 9,404,688
1 .75% , 8/15/41 .................................................... 21,000,000 13,869,844
2 .00% , 11/15/41 .................................................... 12,190,000 8,373,006
2 .38% , 2/15/42 .................................................... 10,000,000 7,278,125
3 .38% , 8/15/42 .................................................... 15,000,000 12,670,312
3 .13% , 2/15/43 .................................................... 14,000,000 11,333,437
2 .88% , 5/15/43 .................................................... 2,000,000 1,552,500
3 .88% , 5/15/43 .................................................... 17,000,000 15,339,844
4 .38% , 8/15/43 .................................................... 10,000,000 9,654,687
4 .75% , 11/15/43 .................................................... 10,000,000 10,135,937
3 .38% , 5/15/44 .................................................... 7,000,000 5,831,875
2 .50% , 2/15/46 .................................................... 10,000,000 7,045,313
2 .75% , 8/15/47 .................................................... 500,000 364,219
2 .75% , 11/15/47 .................................................... 500,000 363,516
3 .00% , 2/15/48 .................................................... 3,500,000 2,662,734
3 .38% , 11/15/48 .................................................... 7,012,000 5,695,059
1 .38% , 8/15/50 .................................................... 7,000,000 3,582,031
1 .63% , 11/15/50 .................................................... 3,000,000 1,642,031
1 .88% , 2/15/51 .................................................... 28,013,000 16,356,966
2 .00% , 8/15/51 .................................................... 27,203,000 16,343,052
4 .00% , 11/15/52 .................................................... 2,000,000 1,822,187
3 .63% , 2/15/53 .................................................... 10,000,000 8,507,812
4 .13% , 8/15/53 .................................................... 20,000,000 18,628,125
U.S. Treasury Inflation Indexed Bonds , 0 .88% , 1/15/29 ............................ 620,800 588,378
U.S. Treasury Notes
1 .50% , 10/31/24 .................................................... 3,000,000 2,961,328
2 .25% , 12/31/24 .................................................... 5,000,000 4,924,805
4 .25% , 12/31/24 .................................................... 5,000,000 4,973,047
1 .13% , 1/15/25 .................................................... 4,000,000 3,911,875
2 .63% , 4/15/25 .................................................... 8,000,000 7,841,875
2 .88% , 6/15/25 .................................................... 5,000,000 4,893,945
3 .00% , 7/15/25 .................................................... 5,000,000 4,894,727
3 .00% , 9/30/25 .................................................... 300,000 292,687
0 .38% , 11/30/25 .................................................... 3,000,000 2,814,141
4 .88% , 11/30/25 .................................................... 5,000,000 4,994,141
0 .38% , 1/31/26 .................................................... 4,000,000 3,727,656
0 .75% , 5/31/26 .................................................... 5,000,000 4,637,109
1 .50% , 8/15/26 .................................................... 2,000,000 1,871,563
1 .13% , 10/31/26 .................................................... 5,000,000 4,614,453
2 .00% , 11/15/26 .................................................... 2,700,000 2,540,742
4 .00% , 1/15/27 .................................................... 15,000,000 14,783,203
2 .38% , 5/15/27 .................................................... 7,000,000 6,593,125
0 .50% , 6/30/27 .................................................... 2,500,000 2,221,680
2 .25% , 8/15/27 .................................................... 1,000,000 934,453
2 .25% , 11/15/27 .................................................... 1,700,000 1,581,664
0 .63% , 11/30/27 .................................................... 13,000,000 11,427,813
0 .75% , 1/31/28 .................................................... 10,000,000 8,779,688
2 .75% , 2/15/28 .................................................... 9,000,000 8,484,609
1 .25% , 3/31/28 .................................................... 8,000,000 7,123,750
1 .25% , 4/30/28 .................................................... 10,000,000 8,884,375
2 .88% , 5/15/28 .................................................... 4,000,000 3,778,750
1 .00% , 7/31/28 .................................................... 7,000,000 6,114,609
2 .88% , 8/15/28 .................................................... 630,000 593,529
1 .13% , 8/31/28 .................................................... 5,000,000 4,380,469
1 .25% , 9/30/28 .................................................... 10,000,000 8,787,500
3 .13% , 11/15/28 .................................................... 1,000,000 949,531
3 .75% , 12/31/28 .................................................... 10,000,000 9,746,094
4 .00% , 1/31/29 .................................................... 20,000,000 19,695,313
2 .63% , 2/15/29 .................................................... 1,000,000 927,031

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
38
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
2 .38% , 3/31/29 .................................................... $ 18,000,000 $ 16,467,188
2 .88% , 4/30/29 .................................................... 5,000,000 4,676,172
2 .75% , 5/31/29 .................................................... 5,000,000 4,645,313
1 .63% , 8/15/29 .................................................... 10,000,000 8,764,844
3 .50% , 1/31/30 .................................................... 10,000,000 9,578,125
4 .00% , 2/28/30 .................................................... 16,000,000 15,713,750
0 .63% , 8/15/30 .................................................... 10,485,000 8,402,745
4 .13% , 8/31/30 .................................................... 35,000,000 34,559,766
4 .63% , 9/30/30 .................................................... 5,000,000 5,071,484
4 .00% , 1/31/31 .................................................... 19,000,000 18,620,000
1 .13% , 2/15/31 .................................................... 15,295,000 12,506,052
4 .13% , 3/31/31 .................................................... 15,000,000 14,803,125
4 .63% , 4/30/31 .................................................... 25,000,000 25,406,250
1 .63% , 5/15/31 .................................................... 20,000,000 16,787,500
1 .38% , 11/15/31 .................................................... 5,128,000 4,171,308
1 .88% , 2/15/32 .................................................... 6,000,000 5,036,250
2 .88% , 5/15/32 .................................................... 9,185,000 8,275,111
2 .75% , 8/15/32 .................................................... 9,307,000 8,281,776
4 .13% , 11/15/32 .................................................... 69,500,000 68,338,047
3 .38% , 5/15/33 .................................................... 53,350,000 49,448,781
3 .88% , 8/15/33 .................................................... 34,176,000 32,883,720
4 .50% , 11/15/33 .................................................... 44,000,000 44,412,500
4 .00% , 2/15/34 .................................................... 20,000,000 19,418,750
Total U.S. Treasury Obligations (Cost $906,742,469) 857,526,675
Commercial Paper (0.6%)
Financials (0.2%):
Brookfield Corp. Treasury Ltd. , 5 .64% , 7/2/24 (a) (g) .............................. 4,200,000 4,197,353
Utilities (0.4%):
Evergy Metro, Inc. , 5 .44% , 7/1/24 (a) (g) ....................................... 8,200,000 8,196,294
Total Commercial Paper (Cost $12,399,343) 12,393,647
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (h) ........ 1,943,227 1,943,227
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (h) ............ 1,943,227 1,943,227
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (h) ............... 1,943,227 1,943,227
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (h) . 1,943,227 1,943,227
Total Collateral for Securities Loaned (Cost $7,772,908) 7,772,908
Total Investments (Cost $2,183,411,580) — 99.8% 2,063,128,684
Other assets in excess of liabilities — 0.2% 4,378,472
NET ASSETS - 100.00% $ 2,067,507,156
At June 30, 2024, the Fund's investments in foreign securities were 6.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$400,717,553 and amounted to 19.4% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2024.
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(d) All or a portion of this security is on loan.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Amount represents less than 0.05% of net assets.
(g) Rate represents the effective yield at June 30, 2024.
(h) Rate disclosed is the daily yield on June 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
39
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of June 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of June 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2024.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
40
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (19.8%)
ABS Auto (11.3%):
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 1/15/27 @ 100 $ 474,000 $ 471,348
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3 , Class D , 1 .49% , 9/18/26 , Callable 4/18/25 @ 100 ................. 50,000 48,562
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 191,000 182,331
Series 2021-3 , Class C , 1 .41% , 8/18/27 , Callable 4/18/26 @ 100 ................. 500,000 469,679
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 190,000 186,646
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 116,000 112,173
Series 2022-A , Class C , 4 .17% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 250,000 242,270
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 7/15/27 @ 100 (a) .............. 50,000 49,176
Series 2024-B , Class A3 , 5 .26% , 4/15/33 (a) ................................ 293,000 293,812
Series 2024-B , Class B , 5 .39% , 4/15/33 (a) ................................. 53,000 52,643
Series 2024-B , Class C , 5 .55% , 4/15/33 (a) ................................. 90,000 89,556
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 50,000 49,826
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 500,000 507,914
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 189,000 192,478
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 251,000 256,556
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 8/15/27 @ 100 (a) ... 160,000 160,406
CarMax Auto Owner Trust ................................................
Series 2021-2 , Class C , 1 .34% , 2/16/27 , Callable 6/15/25 @ 100 ................. 60,000 57,469
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 9/15/25 @ 100 ................. 79,000 74,739
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 3/15/27 @ 100 ................ 220,000 221,949
Carvana Auto Receivables Trust ............................................
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 8/10/27 @ 100 ................ 476,193 459,592
Series 2021-P4 , Class B , 1 .98% , 2/10/28 , Callable 9/10/27 @ 100 ................ 500,000 458,655
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 8/25/27 @ 100 (a) .............. 136,000 135,332
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 6/25/27 @ 100 (a) .............. 242,000 244,725
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 5/25/28 @ 100 (a) .............. 198,000 198,028
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 5/25/28 @ 100 (a) .............. 295,000 294,869
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 57,000 56,634
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 64,000 64,078
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 96,000 97,013
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 119,000 119,233
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 185,000 186,139
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 10/15/26 @ 100 (a) ............. 223,000 220,196
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 10/15/26 @ 100 (a) ............. 192,000 190,325
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 3/15/25 @ 100 (a) .............. 320,000 313,393
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 10/15/26 @ 100 (a) ............. 189,000 191,830
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 125,000 126,268
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 118,000 120,532
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 196,000 201,563
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 302,064 303,687
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 234,254 239,482
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 6/15/27 @ 100 (a) .............. 237,000 238,632
Drive Auto Receivables Trust ..............................................
Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 8/15/25 @ 100 ................. 256,000 247,644
Series 2021-3 , Class C , 1 .47% , 1/15/27 , Callable 12/15/25 @ 100 ................ 244,165 241,388
DT Auto Owner Trust ....................................................
Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 8/15/24 @ 100 (a) .............. 375,000 373,527
Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 10/15/24 @ 100 (a) ............. 181,820 181,515
Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 2/15/25 @ 100 (a) ............. 93,000 91,115
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/28 @ 100 (a) ............ 74,472 76,043
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 3/15/28 @ 100 (a) .............. 845,000 864,449
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 3/15/28 @ 100 (a) .............. 48,794 49,972
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 250,000 250,996
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 3/20/27 @ 100 (a) .............. 161,648 161,566

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
41
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 6/20/27 @ 100 (a) .............. $ 151,000 $ 156,314
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 300,000 298,943
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 92,000 93,217
Exeter Automobile Receivables Trust .........................................
Series 2019-4A , Class D , 2 .58% , 9/15/25 , Callable 7/15/24 @ 100 (a) .............. 18,352 18,329
Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable 9/15/24 @ 100 (a) .............. 250,000 248,527
FCCU Auto Receivables Trust , Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 7/15/28 @
100 (a) ........................................................... 45,918 45,969
First Investors Auto Owner Trust , Series 2021-1A , Class E , 3 .35% , 4/15/27 , Callable 4/15/25
@ 100 (a) ......................................................... 238,000 232,497
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 5/15/25 @ 100 (a) ............... 1,265,000 1,227,566
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 12/15/26 @ 100 (a) ............. 500,000 475,557
Ford Credit Auto Lease Trust ..............................................
Series 2022-A , Class B , 3 .81% , 8/15/25 , Callable 10/15/24 @ 100 ................ 321,000 320,456
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 90,000 89,855
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 2/15/26 @ 100 ................. 166,000 168,228
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 500,000 459,372
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 950,000 923,143
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 102,000 99,014
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 206,000 204,895
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750,000 745,783
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750,000 749,784
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 195,000 198,659
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 50,000 50,664
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 118,711 120,109
Foursight Capital Automobile Receivables Trust .................................
Series 2021-1 , Class E , 2 .98% , 4/15/27 , Callable 7/15/24 @ 100 (a) ............... 135,000 134,801
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 9/15/26 @ 100 (a) ............... 313,000 309,967
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 7/15/28 @
100 (a) ........................................................... 19,000 19,264
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-4A , Class D , 4 .09% , 8/17/26 , Callable 7/15/24 @ 100 (a) .............. 127,700 127,571
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 2/15/27 @ 100 (a) .............. 109,000 110,880
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 8/15/28 @ 100 (a) .............. 120,000 128,442
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 95,000 94,555
GM Financial Automobile Leasing Trust , Series 2022-1 , Class C , 2 .64% , 2/20/26 , Callable
7/20/24 @ 100 ..................................................... 244,000 243,569
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 200,403 201,031
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 167,191 167,058
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 12/15/27 @ 100 (a) ............. 73,000 72,536
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 12/15/27 @ 100 (a) ............. 70,000 69,351
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 12/15/26 @ 100 (a) .............. 224,000 222,369
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 12/15/26 @ 100 (a) ............. 168,000 167,419
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 100,000 96,655
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 261,000 260,214
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 212,000 213,974
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 75,000 75,882
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 125,000 125,567
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 38,000 38,136
Series 2023-4A , Class C , 7 .51% , 3/25/30 (a) ................................ 220,000 226,197
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............................... 832,000 820,551
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 1,000,000 907,007
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 700,000 682,714
Huntington Bank Auto Credit Linked Notes , Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable
2/20/28 @ 100 (a) ................................................... 199,000 199,410

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
42
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Hyundai Auto Receivables Trust , Series 2021-C , Class C , 1 .66% , 6/15/28 , Callable 2/15/26 @
100 ............................................................. $ 500,000 $ 466,891
JPMorgan Chase Bank NA ................................................
Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 15,399 15,225
Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 68,679 67,896
Series 2021-2 , Class E , 2 .28% , 12/26/28 , Callable 9/25/25 @ 100 (a) .............. 2,591 2,564
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 4/25/25 @ 100 (a) ............... 41,440 40,482
Series 2021-3 , Class E , 2 .10% , 2/26/29 , Callable 4/25/25 @ 100 (a) ............... 2,524 2,469
Series 2021-3 , Class F , 3 .69% , 2/26/29 , Callable 4/25/25 @ 100 (a) ............... 1,150,000 1,124,627
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 11/15/25 @ 100 (a) ............ 250,000 247,041
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 500,000 484,126
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 240,000 239,418
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 520,000 521,046
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 226,000 231,055
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 4/15/27 @ 100 (a) .............. 200,000 198,500
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 4/15/27 @ 100 (a) .............. 52,000 52,143
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 5/15/27 @ 100 (a) .............. 214,000 216,018
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 5/15/27 @ 100 (a) ............. 198,000 202,228
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 182,141 185,073
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 10/15/27 @ 100 (a) ............. 212,497 217,167
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 10/15/27 @ 100 (a) ............. 303,568 313,530
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 11/15/27 @ 100 (a) ............. 207,000 205,965
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 7/15/28 @ 100 (a) .............. 198,627 198,837
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 7/15/28 @ 100 (a) ............. 198,627 198,638
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 7/15/28 @ 100 (a) ............. 162,212 162,616
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 12/20/27 @ 100 (a) ............. 285,000 285,408
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 12/20/27 @ 100 (a) ............. 485,000 485,684
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 12/20/27 @ 100 (a) ............. 659,000 659,870
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 1/20/28 @ 100 (a) .............. 119,000 119,168
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 50,000 50,067
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 82,000 82,133
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 81,433 81,897
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 9/15/27 @ 100 (a) ............. 92,500 94,613
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 9/15/27 @ 100 (a) ............. 329,346 340,582
Oscar U.S. Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @
100 (a) ........................................................... 200,398 194,145
Oscar U.S. Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @
100 (a) ........................................................... 1,000,000 957,946
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 2/15/26 @ 100 (a) ............. 250,000 246,796
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 2/15/26 @ 100 (a) ............... 106,000 105,587
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 247,017 245,719
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 197,492 197,469
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 104,057 107,810
Series 2022-B , Class E , 8 .68% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 69,032 69,257
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 102,542 103,515
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 328,002 328,795
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 23,681 23,757
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 7/15/27 @ 100 (a) .............. 203,000 202,309
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 7/15/27 @ 100 (a) .............. 86,499 86,369
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 7/15/27 @ 100 (a) .............. 250,499 250,597
Santander Bank NA .....................................................
Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 9/15/25 @ 100 (a) ............. 77,827 76,972
Series 2021-1A , Class C , 3 .27% , 12/15/31 , Callable 9/15/25 @ 100 (a) ............. 72,963 72,281
Santander Consumer Auto Receivables Trust , Series 2021-AA , Class E , 3 .28% , 3/15/27 ,
Callable 12/15/25 @ 100 (a) ........................................... 60,000 57,133
Santander Drive Auto Receivables Trust , Series 2021-4 , Class C , 1 .26% , 2/16/27 , Callable
11/15/25 @ 100 .................................................... 102,066 101,193

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
43
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @
100 (a) ........................................................... $ 132,657 $ 133,169
SBNA Auto Receivables Trust , Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @
100 (a) ........................................................... 203,000 201,617
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 1/15/28 @ 100 (a) .............. 429,952 439,121
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 1/15/28 @ 100 (a) ............. 226,365 230,461
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 8/20/27 @ 100 (a) .............. 167,000 168,262
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 9/20/27 @ 100 (a) .............. 126,000 125,165
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class A4 , 5 .94% , 7/20/27 , Callable 8/20/25 @ 100 (a) .............. 50,000 50,202
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 8/20/25 @ 100 (a) ............... 127,000 127,713
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 12/20/25 @ 100 (a) ............. 87,000 87,820
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 10/20/27 @
100 (a) ........................................................... 200,000 201,377
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 7/20/25 @
100 (a) ........................................................... 100,000 99,498
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 283,814 284,937
UNIFY Auto Receivables Trust , Series 2021-1A , Class B , 1 .29% , 11/16/26 , Callable 2/15/25
@ 100 (a) ......................................................... 270,000 264,609
United Auto Credit Securitization Trust .......................................
Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable 2/10/27 @ 100 (a) ............... 500,000 499,894
Series 2024-1 , Class B , 6 .57% , 6/10/27 (a) ................................. 209,000 209,835
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 101,000 101,465
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 5/15/27 @ 100 (a) .............. 220,000 222,326
Westlake Automobile Receivables Trust , Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable
9/15/25 @ 100 (a) ................................................... 427,161 421,774
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 157,368 157,438
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 181,000 184,602
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 195,000 199,799
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 220,000 227,807
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 341,000 338,932
39,558,405
ABS Card (2.0%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 238,000 242,201
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 232,000 231,981
Evergreen Credit Card Trust ...............................................
Series 2021-1 , Class B , 1 .15% , 10/15/26 (a) ................................ 391,000 385,166
Series 2021-1 , Class C , 1 .42% , 10/15/26 (a) ................................ 319,000 314,069
Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) .............................. 250,000 249,906
Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) .............................. 250,000 249,941
Series 2022-CRT2 , Class B , 6 .56% , 11/15/26 (a) ............................. 250,000 250,171
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 400,000 400,890
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 273,000 273,493
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 152,000 152,530
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 200,000 181,704
Master Credit Card Trust .................................................
Series 2022-2A , Class B , 2 .38% , 7/21/28 (a) ................................ 500,000 460,596
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ 312,000 285,447
Master Credit Card Trust II ................................................
Series 2022-1A , Class C , 2 .27% , 7/21/26 (a) ................................ 118,000 115,115
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 250,000 247,902
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ 95,000 95,325
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 104,000 107,565
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 265,000 273,825
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 193,000 191,859
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 171,000 169,909
Synchrony Card Funding LLC .............................................
Series 2022-A1 , Class A , 3 .37% , 4/15/28 , Callable 4/15/25 @ 100 ................ 220,000 216,149
Series 2023-A1 , Class A , 5 .54% , 7/15/29 .................................. 59,000 59,328

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
44
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... $ 833,000 $ 763,233
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 72,000 71,435
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 100,000 98,843
Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) ................................ 234,000 234,483
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 214,000 214,956
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 228,000 226,537
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 121,000 120,184
6,884,743
ABS Other (6.5%):
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A , Class B , 1 .38% , 2/22/27 , Callable 12/20/24 @ 100 (a) ............. 92,367 91,781
Series 2021-1A , Class C , 1 .75% , 6/21/27 , Callable 12/20/24 @ 100 (a) ............. 839,000 822,313
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 676,000 649,886
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 280,740 279,879
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 131,151 131,756
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 37,000 37,390
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 3/20/28 @ 100 (a) .............. 119,000 117,448
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 3/20/28 @ 100 (a) .............. 262,000 256,944
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 124,000 124,820
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 88,000 88,943
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 141,000 142,071
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 124,094 123,692
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 204,670 205,759
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 4/14/25 @ 100 (a) ............... 250,000 241,252
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 11/14/26 @ 100 (a) .............. 173,174 175,295
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 11/14/27 @ 100 (a) .............. 93,000 95,942
Conn's Receivables Funding LLC , Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 7/15/24
@ 100 (a) ......................................................... 15,971 15,979
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... 82,580 82,458
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 205,000 189,992
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 1,316,250 1,156,972
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 10/22/25 @ 100 (a) .............. 147,446 148,872
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 125,000 125,335
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 237,000 239,422
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 73,000 74,008
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 10/22/26 @ 100 (a) .............. 92,000 92,108
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 10/22/26 @ 100 (a) .............. 92,000 92,231
Dext ABS LLC ........................................................
Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 10/15/24 @ 100 (a) ............. 19,112 19,087
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 3/15/27 @ 100 (a) ............... 100,000 101,783
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 10/15/27 @ 100 (a) .............. 224,000 230,207
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 10/15/27 @ 100 (a) .............. 101,000 100,916
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 654,000 562,235
DLLAA LLC , Series 2023-1A , Class A2 , 5 .93% , 7/20/26 (a) ........................ 55,591 55,665
Dllad LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 12/20/28 @ 100 (a) ....... 128,980 129,449
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) ............................. 740,398 681,909
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) ............................. 500,000 461,611
Series 2021-SFR3 , Class D , 2 .79% , 12/17/38 (a) ............................. 750,000 689,806
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2020-2 , Class C , 1 .87% , 9/15/27 ................................... 127,000 120,990
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 70,000 69,544
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 106,000 105,780

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
45
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. $ 225,000 $ 223,620
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 558,062 562,729
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 415,490 427,355
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 328,067 335,901
Series 2024-1 , Class A2 , 6 .19% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 198,607 198,424
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 250,000 249,695
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class A2 , 6 .51% , 5/20/30 (a) ............................... 68,026 68,512
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 8/20/30 @ 100 (a) .............. 97,000 101,562
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 89,000 93,930
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 8/20/30 @ 100 (a) .............. 74,000 66,504
GreatAmerica Leasing Receivables Funding LLC , Series 2024-1 , Class C , 5 .43% , 12/15/31 ,
Callable 2/15/28 @ 100 (a) ............................................ 65,000 64,731
HPEFS Equipment Trust ..................................................
Series 2022-1A , Class D , 2 .40% , 11/20/29 , Callable 6/20/25 @ 100 (a) ............. 333,000 321,815
Series 2022-2A , Class D , 4 .94% , 3/20/30 , Callable 12/20/25 @ 100 (a) ............. 1,300,000 1,285,483
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 5/20/26 @ 100 (a) .............. 159,000 159,565
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 11/20/26 @ 100 (a) ............. 150,000 152,233
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 151,000 150,248
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 265,066 265,348
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 141,999 142,055
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 419,554 410,968
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @ 100 (a) ............. 129,000 128,699
M&T Equipment Notes , Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 7/15/27 @ 100 (a) 118,000 118,008
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 252,245 234,423
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 152,000 152,975
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 8/13/30 @ 100 (a) .............. 44,000 43,526
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 677,000 603,192
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 366,000 315,428
Pawnee Equipment Receivables LLC , Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 136,000 132,327
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 76,000 75,673
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 31,000 31,048
SCF Equipment Leasing LLC ..............................................
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 2/20/25 @ 100 (a) .............. 5,149 5,131
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 11/20/25 @ 100 (a) ............. 550,000 516,709
Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 8/20/29 @ 100 (a) .............. 196,294 199,804
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 8/20/29 @ 100 (a) ............. 329,793 331,755
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 8/20/30 @ 100 (a) ............. 153,000 156,114
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @
100 (a) ........................................................... 227,000 230,433
Tricon Residential Trust , Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @
100 (a) ........................................................... 200,000 196,376
Trinity Rail Leasing LLC , Series 2022-1A , Class A , 4 .55% , 5/20/52 , Callable 10/21/24 @
100 (a) ........................................................... 465,648 438,295
Vantage Data Centers LLC , Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 9/15/25 @
100 (a) ........................................................... 453,000 399,780
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 1,000,000 866,992
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 300,000 279,509
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 1,500,000 1,365,420
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 (a) ............................... 146,000 145,935
Series 2024-1A , Class D , 6 .64% , 5/15/54 (a) ................................ 107,000 107,796
Series 2024-1A , Class F , 8 .87% , 5/15/54 (a) ................................ 24,000 24,353
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 43,580 43,849
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............. 47,000 48,052
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 184,000 184,638
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 57,000 57,354

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. $ 47,000 $ 47,678
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 59,000 60,397
Verizon Master Trust ....................................................
Series 2021-2 , Class C , 1 .38% , 4/20/28 , Callable 10/20/24 @ 100 ................ 500,000 492,693
Series 2023-2 , Class A , 4 .89% , 4/13/28 , Callable 4/20/25 @ 100 ................. 129,000 128,351
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 265,000 262,535
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 105,000 106,202
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 80,000 79,974
23,023,632
Total Asset-Backed Securities (Cost $70,512,066) 69,466,780
Collateralized Loan Obligations (3.5%)
Cash Flow CLO (3.5%):
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 7 .09% ( TSFR3M + 180 bps ) , 4/15/37 ,
Callable 4/15/26 @ 100 (a) (b) .......................................... 185,000 185,425
720 East CLO Ltd. ......................................................
Series 2022-1A , Class B , 8 .57% ( TSFR3M + 325 bps ) , 1/20/36 , Callable 1/20/25 @
100 (a) (b) ..................................................... 350,000 352,861
Series 2022-1A , Class D , 11 .47% ( TSFR3M + 615 bps ) , 1/20/36 , Callable 1/20/25 @
100 (a) (b) ..................................................... 500,000 509,105
Series 2023-2A , Class A2 , 7 .48% ( TSFR3M + 215 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (b) ..................................................... 245,000 246,075
Series 2023-2A , Class D , 10 .48% ( TSFR3M + 515 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (b) ..................................................... 184,000 190,696
Series 2023-IA , Class B , 7 .83% ( TSFR3M + 250 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ..................................................... 250,000 251,763
Series 2023-IA , Class D , 11 .18% ( TSFR3M + 585 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ..................................................... 500,000 501,826
Aimco CLO Ltd. .......................................................
Series 2023-20A , Class B1 , 7 .56% ( TSFR3M + 220 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (b) ..................................................... 178,000 178,785
Series 2023-20A , Class C1 , 8 .06% ( TSFR3M + 270 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (b) ..................................................... 178,000 178,408
Ballyrock CLO Ltd. , Series 2022-20A , Class A2AR , 7 .53% ( TSFR3M + 220 bps ) , 7/15/34 ,
Callable 10/15/24 @ 100 (a) (b) ......................................... 196,000 196,309
Barrow Hanley CLO I Ltd. ................................................
Series 2023-1A , Class A1 , 7 .62% ( TSFR3M + 230 bps ) , 4/20/35 , Callable 7/20/24 @
100 (a) (b) ..................................................... 400,000 403,194
Series 2023-1A , Class A2 , 7 .97% ( TSFR3M + 265 bps ) , 4/20/35 , Callable 7/20/24 @
100 (a) (b) ..................................................... 500,000 510,144
Series 2023-1A , Class C , 9 .32% ( TSFR3M + 400 bps ) , 4/20/35 , Callable 7/20/24 @
100 (a) (b) ..................................................... 175,000 175,305
Series 2023-1A , Class D , 11 .48% ( TSFR3M + 616 bps ) , 4/20/35 , Callable 7/20/24 @
100 (a) (b) ..................................................... 700,000 704,995
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A , Class C , 8 .82% ( TSFR3M + 350 bps ) , 10/20/35 , Callable 10/20/24 @
100 (a) (b) ..................................................... 184,000 190,659
Series 2023-2A , Class D1 , 11 .07% ( TSFR3M + 575 bps ) , 10/20/35 , Callable 10/20/24 @
100 (a) (b) ..................................................... 276,000 280,441
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 4/24/25 @
100 (a) ........................................................... 250,000 246,525
Dryden CLO Ltd. , Series 2023-102A , Class A2 , 7 .33% ( TSFR3M + 200 bps ) , 10/15/36 , Callable
10/15/25 @ 100 (a) (b) ................................................ 109,696 110,292
Eaton Vance CLO Ltd. , Series 2020-2A , Class BR , 7 .29% ( TSFR3M + 196 bps ) , 1/15/35 ,
Callable 7/15/24 @ 100 (a) (b) .......................................... 500,000 500,081
Golub Capital Partners CLO Ltd. , Series 2023-68A , Class B , 8 .12% ( TSFR3M + 280 bps ) ,
7/25/36 , Callable 7/25/25 @ 100 (a) (b) .................................... 155,000 156,410
LCM Ltd. , Series 36A , Class A2 , 6 .99% ( TSFR3M + 166 bps ) , 1/15/34 , Callable 7/15/24 @
100 (a) (b) ......................................................... 750,000 740,823
Magnetite XXXV Ltd. , Series 2022-35A , Class AR , 6 .97% ( TSFR3M + 165 bps ) , 10/25/36 ,
Callable 10/25/25 @ 100 (a) (b) ......................................... 295,000 297,555

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
NGC I Ltd. , Series 2024-1A , Class X , 6 .48% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (b) ......................................................... $ 260,000 $ 259,802
Oaktree CLO Ltd. ......................................................
Series 2022-3A , Class B1 , 8 .43% ( TSFR3M + 310 bps ) , 7/15/35 , Callable 7/15/24 @
100 (a) (b) ..................................................... 250,000 250,316
Series 2022-3A , Class C , 9 .48% ( TSFR3M + 415 bps ) , 7/15/35 , Callable 7/15/24 @
100 (a) (b) ..................................................... 250,000 250,661
Series 2023-1A , Class B , 7 .88% ( TSFR3M + 255 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ..................................................... 250,000 251,864
Octagon 68 Ltd. , Series 2023-1A , Class X , 6 .62% ( TSFR3M + 130 bps ) , 10/20/36 , Callable
10/20/25 @ 100 (a) (b) ................................................ 297,000 297,046
Octagon Investment Partners XXI Ltd. , Series 2014-1A , Class AAR3 , 6 .58%
( TSFR3M + 126 bps ) , 2/14/31 , Callable 8/14/24 @ 100 (a) (b) ..................... 334,551 334,984
Palmer Square Loan Funding Ltd. ...........................................
Series 2023-1A , Class A2 , 7 .82% ( TSFR3M + 250 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ..................................................... 378,000 377,811
Series 2024-3A , Class A2 , 6 .99% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (b) ..................................................... 259,000 259,247
Symphony CLO XXIX Ltd. , Series 2021-29A , Class B , 7 .24% ( TSFR3M + 191 bps ) , 1/15/34 ,
Callable 7/15/24 @ 100 (a) (b) .......................................... 500,000 500,857
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 8 .06% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
7/18/24 @ 100 (a) (b) ................................................. 750,000 750,363
Venture CLO Ltd. ......................................................
Series 2021-44A , Class B , 7 .34% ( TSFR3M + 201 bps ) , 10/20/34 , Callable 7/20/24 @
100 (a) (b) ..................................................... 317,000 314,337
Series 2022-46A , Class A2F , 5 .02% , 7/20/35 , Callable 7/20/24 @ 100 (a) ........... 475,000 455,277
Series 2023-47A , Class AJ , 7 .62% ( TSFR3M + 230 bps ) , 4/20/36 , Callable 4/20/25 @
100 (a) (b) ..................................................... 194,000 194,660
Series 2023-48A , Class B1 , 8 .07% ( TSFR3M + 275 bps ) , 10/20/36 , Callable 10/20/25 @
100 (a) (b) ..................................................... 197,000 199,988
Series 2024-49A , Class X , 6 .68% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 4/20/26 @
100 (a) (b) ..................................................... 146,200 146,098
Voya CLO Ltd. , Series 2020-1A , Class BR , 7 .29% ( TSFR3M + 196 bps ) , 7/16/34 , Callable
7/16/24 @ 100 (a) (b) ................................................. 220,000 219,802
12,170,790
Total Collateralized Loan Obligations (Cost $12,117,449) 12,170,790
Collateralized Mortgage Obligations (8.4%)
Agency CMO Other (0.3%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 247,735 246,566
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 147,150 146,232
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 173,011 148,578
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 286,903 286,607
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 175,111 173,616
1,001,599
Agency Commercial MBS (2.0%):
Federal Home Loan Mortgage Corporation .....................................
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 1,285,739 1,076,339
Series K141 , Class A2 , 2 .25% , 2/25/32 , Callable 2/25/32 @ 100 ................. 1,155,071 970,720
Series K142 , Class A2 , 2 .40% , 3/25/32 , Callable 3/25/32 @ 100 ................. 1,338,841 1,135,174
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 354,257 299,044
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 2,000,000 1,698,360
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 1,546,606 1,324,083
Series K147 , Class A2 , 3 .00% , 6/25/32 , Callable 6/25/32 @ 100 (c) ............... 814,859 718,933
7,222,653
Commercial MBS (6.1%):
AOA Mortgage Trust ....................................................
Series 2021-1177 , Class B , 6 .62% ( TSFR1M + 129 bps ) , 10/15/38 (a) (b) ............. 250,000 230,274
Series 2021-1177 , Class D , 7 .27% ( TSFR1M + 194 bps ) , 10/15/38 (a) (b) ............. 300,000 258,550

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Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .40% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (c) .......................................... $ 500,000 $ 441,473
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (c) ............................. 790,000 747,911
Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) ............................. 100,000 91,531
Series 2018-AVM , Class D , 4 .25% , 7/5/40 (a) (c) ............................. 100,000 89,567
BAMLL Commercial Mortgage Securities Trust .................................
Series 2015-200P , Class B , 3 .49% , 4/14/33 , Callable 4/14/25 @ 100 (a) ............ 750,000 722,822
Series 2015-200P , Class D , 3 .72% ( LIBOR01M + 105 bps ) , 4/14/33 , Callable 4/14/25 @
100 (a) (b) ..................................................... 375,000 357,299
BBCMS Mortgage Trust ..................................................
Series 2020-BID , Class C , 9 .08% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) ............. 269,000 266,598
Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @ 100 (c) ............ 135,135 125,639
Benchmark Mortgage Trust ................................................
Series 2020-B19 , Class AS , 2 .15% , 9/15/53 , Callable 10/15/30 @ 100 ............. 1,000,000 775,178
Series 2022-B36 , Class XA , 0 .81% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 10,001,000 452,481
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .49% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) ............... 500,000 495,916
Series 2021-TY , Class D , 7 .79% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) ............... 309,661 303,689
Series 2022-OANA , Class A , 7 .23% ( TSFR1M + 190 bps ) , 4/15/37 (a) (b) ............ 1,000,000 1,000,347
Series 2022-OANA , Class D , 9 .02% ( TSFR1M + 370 bps ) , 4/15/37 (a) (b) ............ 500,000 500,094
Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) ............. 407,215 407,535
BX Commercial Mortgage Trust ............................................
Series 2021-XL2 , Class B , 6 .44% ( TSFR1M + 111 bps ) , 10/15/38 (a) (b) ............. 175,977 173,479
Series 2022-CSMO , Class C , 9 .22% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) ............ 500,000 500,805
Series 2022-CSMO , Class D , 9 .67% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) ............ 100,000 100,181
BX Trust , Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .......................... 250,000 232,632
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (c) ............................ 500,000 376,647
Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (c) ............................ 250,000 183,946
Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (c) ............................ 1,250,000 849,117
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) .................................................. 250,000 202,756
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 1,235,000 1,176,311
Series 2014-277P , Class C , 3 .73% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 333,000 295,098
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (c) ........... 20,334 19,742
CSMC , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) ........................... 302,000 264,850
DBWF Mortgage Trust ...................................................
Series 2024-LCRS , Class A , 7 .07% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b) ............. 232,143 231,497
Series 2024-LCRS , Class B , 7 .57% ( TSFR1M + 224 bps ) , 4/15/37 (a) (b) ............. 250,000 249,121
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class C , 5 .69% , 9/10/38 (a) (c) ........ 118,438 115,716
Hilton USA Trust .......................................................
Series 2016-HHV , Class B , 4 .33% , 11/5/38 (a) (c) ............................ 350,000 334,009
Series 2016-HHV , Class C , 4 .33% , 11/5/38 (a) (c) ............................ 200,000 190,440
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 541,000 527,060
Hudson Yards Mortgage Trust ..............................................
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) .............................. 350,000 310,554
Series 2019-30HY , Class D , 3 .56% , 7/10/39 (a) (c) ............................ 115,000 96,604
Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (c) ........................... 500,000 433,795
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class C , 8 .82% ( TSFR1M + 349 bps ) , 10/15/39 (a) (b) ............ 100,000 97,173
Series 2022-LPFX , Class C , 3 .95% , 3/15/32 (a) (c) ............................ 750,000 603,796
JW Commercial Mortgage Trust , Series 2024-MRCO , Class A , 6 .94% ( TSFR1M + 162 bps ) ,
6/15/39 (a) (b) ...................................................... 198,627 197,840
Life BMR Mortgage Trust , Series 2022-BMR2 , Class C , 7 .42% ( TSFR1M + 209 bps ) , 5/15/39 ,
Callable 5/15/25 @ 100 (a) (b) .......................................... 250,000 242,692
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) .............................. 787,539 700,877
Series 2020-1MW , Class D , 2 .41% , 9/10/39 (a) (c) ............................ 165,544 142,755
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC , Class A , 6 .24% ( TSFR1M + 92 bps ) , 4/15/38 (a) (b) .............. 209,719 207,898
Series 2021-MHC , Class D , 7 .04% ( TSFR1M + 172 bps ) , 4/15/38 (a) (b) ............. 419,438 414,441
MHP , Series 2022-MHIL , Class D , 6 .94% ( TSFR1M + 161 bps ) , 1/15/27 (a) (b) ............ 455,807 448,939

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49
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA , Class B , 2 .90% , 11/9/43 (a) .............................. $ 500,000 $ 326,572
Series 2021-PLZA , Class C , 2 .90% , 11/9/43 (a) .............................. 750,000 382,605
MTN Commercial Mortgage Trust , Series 2022-LPFL , Class C , 7 .72% ( TSFR1M + 239 bps ) ,
3/15/39 (a) (b) ...................................................... 250,000 246,530
NRTH Mortgage Trust , Series 2024-PARK , Class A , 6 .97% ( TSFR1M + 164 bps ) , 3/15/41 (a) (b) 224,000 223,260
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) .................. 128,000 108,653
ONE Mortgage Trust , Series 2021-PARK , Class D , 6 .94% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b) 225,000 211,743
ORL Trust , Series 2023-GLKS , Class A , 7 .68% ( TSFR1M + 235 bps ) , 10/19/36 (a) (b) ....... 120,127 120,337
SLG Office Trust .......................................................
Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) .............................. 125,000 102,290
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) .............................. 500,000 400,973
SREIT Trust ..........................................................
Series 2021-MFP2 , Class B , 6 .61% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) ............ 500,000 492,089
Series 2021-MFP2 , Class D , 7 .01% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) ............ 760,000 745,825
SUMIT Mortgage Trust , Series 2022-BVUE , Class D , 2 .99% , 2/12/41 , Callable 2/12/29 @
100 (a) (c) ......................................................... 636 434
TTAN , Series 2021-MHC , Class C , 6 .79% ( TSFR1M + 146 bps ) , 3/15/38 (a) (b) ............ 540,104 533,882
Wells Fargo Commercial Mortgage Trust ......................................
Series 2021-SAVE , Class B , 6 .89% ( TSFR1M + 156 bps ) , 2/15/40 (a) (b) ............. 200,000 198,832
Series 2021-SAVE , Class C , 7 .24% ( TSFR1M + 191 bps ) , 2/15/40 (a) (b) ............. 200,000 198,780
21,480,480
Total Collateralized Mortgage Obligations (Cost $31,744,231) 29,704,732
Senior Secured Loans (1.4%)
Consumer Discretionary (0.4%):
Aramark Services, Inc., Term Loan B8, First Lien , 7 .33% ( SOFR01M + 200 bps ) , 6/24/30 (b) .. 30,793 30,808
Carnival Corp., 2027 Term Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) , 8/9/27 (b) ....... 76,304 76,543
Carnival Corp., 2028 Term Loan, First Lien , 8 .07% ( SOFR01M + 275 bps ) , 10/18/28 (b) ..... 250,000 250,312
Charter Communications Operating LLC, Term B2, First Lien , 7 .05% ( SOFR03M + 175 bps ) ,
2/1/27 (b) ......................................................... 199,476 199,189
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .07%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... 3,470 3,549
Flutter Entertainment PLC, Term B Loans, First Lien , 7 .56% ( SOFR03M + 225 bps ) ,
11/25/30 (b) ....................................................... 99,500 99,438
Great Outdoors Group LLC, Term B1, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 3/6/28 (b) ... 40,953 40,889
Light & Wonder International, Term Loan B-1, First Lien , 8 .08% ( SOFR01M + 275 bps ) ,
4/16/29 (b) ........................................................ 244,403 244,230
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 8 .56%
( SOFR03M + 325 bps ) , 3/3/28 (b) ......................................... 125,000 114,983
Sotheby's, 2021 2nd Refin Term Loan, First Lien , 9 .83% ( SOFR03M + 450 bps ) , 1/15/27 (b) ... 240,047 219,593
1,279,534
Consumer Staples (0.0%):(e)
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 8 .80% ( SOFR03M + 350 bps ) ,
10/8/27 (b) ........................................................ 106,391 106,672
Financials (0.6%):
Ardonagh Group Finco Pty Ltd., Term Loan B, First Lien , 2/18/31 (c) (f) ................ 250,000 247,500
Asplundh Tree Expert LLC, Term Loan B, First Lien , 7 .10% ( SOFR01M + 175 bps ) , 5/8/31 (b) . 250,000 249,687
Boost Newco Borrower LLC, Initial USD Term Loan, First Lien , 8 .31% ( SOFR03M + 300 bps ) ,
1/31/31 (b) ........................................................ 100,000 99,986
Delta 2 LUX SARL, Term Loan B, First Lien , 7 .56% ( SOFR03M + 225 bps ) , 1/15/30 (b) ..... 500,000 500,730
IRB Holding Corp., Term B, First Lien , 8 .08% ( SOFR01M + 275 bps ) , 12/15/27 (b) ......... 67,585 67,512
Oculus Acquisition Corp., Initial Term Loan, First Lien , 8 .83% ( SOFR03M + 350 bps ) ,
11/8/27 (b) ........................................................ 469,857 470,641
OneDigital Borrower LLC, Term Loan, First Lien , 6/12/31 (c) (f) ..................... 125,000 124,454
Truist Insurance Holdings, Inc., Initial Term Loans, First Lien , 8 .59% ( SOFR01M + 325 bps ) ,
5/6/31 (b) ......................................................... 600,000 600,534
Whatabrands LLC, 2024 Term B Facility, First Lien , 8 .08% ( SOFR01M + 275 bps ) , 8/3/28 (b) . 14,894 14,890
2,375,934

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
50
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Health Care (0.1%):
R1 RCM, Inc., Initial Term Loan B, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 6/21/29 (b) .... $ 249,367 $ 249,836
Industrials (0.0%):(e)
Janus International Group LLC, TLB, First Lien , 7 .83% ( SOFR01M + 250 bps ) , 8/5/30 (b) .... 48,000 48,180
MKS Instruments, Inc., Facility 2023 Rolled TLB, First Lien , 7 .83% ( SOFR01M + 250 bps ) ,
8/17/29 (b) ........................................................ 167,593 167,558
215,738
Information Technology (0.2%):
Open Text Corp., TLB, First Lien , 7 .58% ( SOFR01M + 225 bps ) , 1/31/30 (b) .............. 285,456 286,564
Rocket Software, Inc., Term Loan, First Lien , 10 .08% ( SOFR01M + 475 bps ) , 11/28/28 (b) .... 299,246 300,075
UKG, Inc., Initial Term Loans, First Lien , 8 .58% ( SOFR01M + 325 bps ) , 2/10/31 (b) ........ 33,711 33,821
620,460
Materials (0.1%):
The Chemours Co., TLB, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 8/18/28 (b) ............ 206,636 205,602
Real Estate (0.0%):(e)
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 6/25/31 (c) (f) ............ 50,000 49,625
Total Senior Secured Loans (Cost $5,100,127) 5,103,401
Corporate Bonds (14.7%)
Communication Services (1.0%):
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 250,000 230,193
CCO Holdings LLC/CCO Holdings Capital Corp. , 4 .25% , 1/15/34 , Callable 1/15/28 @
102.13 (a) ......................................................... 246,000 186,604
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .38% , 4/1/38 , Callable 10/1/37 @ 100 ................................... 250,000 218,267
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 110,000 80,853
Cox Communications, Inc. , 5 .70% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................ 243,000 241,852
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. , 5 .88% , 8/15/27 , Callable 8/2/24
@ 104.41 (a) ...................................................... 489,000 460,168
Gray Television, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) (g) ........................... 132,000 132,710
4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) ............................ 150,000 89,986
Paramount Global , 4 .38% , 3/15/43 .......................................... 686,000 454,983
T-Mobile US, Inc.
3 .50% , 4/15/31 , Callable 4/15/26 @ 101.75 ................................ 73,000 65,607
5 .50% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 112,000 107,921
Verizon Communications, Inc. , 2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ............... 766,000 650,679
Warnermedia Holdings, Inc.
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 575,000 501,735
5 .14% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 91,000 70,814
3,492,372
Consumer Discretionary (1.0%):
Acushnet Co. , 7 .38% , 10/15/28 , Callable 10/15/25 @ 103.69 (a) ...................... 29,000 30,059
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 282,000 277,742
Daimler Truck Finance North America LLC
5 .50% , 9/20/33 (a) .................................................. 215,000 215,995
5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) ................................ 232,000 228,680
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 258,000 251,057
Genuine Parts Co. , 6 .88% , 11/1/33 , Callable 8/1/33 @ 100 ......................... 172,000 188,879
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 112,000 115,114
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 125,000 128,469
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 1,256,000 1,321,404
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 224,000 181,471
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 63,000 63,760
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 205,000 215,268

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
51
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
5 .60% , 3/22/34 , Callable 12/22/33 @ 100 (a) ............................... $ 239,000 $ 237,658
3,455,556
Consumer Staples (0.8%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 125,000 100,127
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,111,000 662,089
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 2/15/25 @ 103.25 (a) .............................. 152,000 152,739
4 .88% , 2/15/30 , Callable 2/15/25 @ 103.66 (a) .............................. 100,000 94,451
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 470,000 457,022
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 260,000 262,343
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (g) ...................... 131,000 130,261
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 300,000 246,495
Kellanova , 4 .50% , 4/1/46 ................................................. 213,000 177,696
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 81,000 73,237
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 100,000 85,306
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................... 300,000 322,050
2,763,816
Energy (0.6%):
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 237,000 229,634
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 216,000 215,540
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 290,000 293,835
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .88% , 5/15/34 , Callable 5/15/29 @ 103.44 (a) ... 65,000 64,297
ONEOK, Inc. , 5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ........................... 195,000 176,222
Plains All American Pipeline LP/PAA Finance Corp.
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 250,000 228,467
5 .70% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 232,000 229,819
Venture Global LNG, Inc. , 9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) ................ 211,000 229,629
Viper Energy, Inc.
5 .38% , 11/1/27 , Callable 7/18/24 @ 101.79 (a) .............................. 500,000 490,674
7 .38% , 11/1/31 , Callable 11/1/26 @ 103.69 (a) .............................. 110,000 113,973
2,272,090
Financials (6.0%):
Aon Corp./Aon Global Holdings PLC , 5 .35% , 2/28/33 , Callable 11/28/32 @ 100 ......... 120,000 119,207
Aretec Group, Inc. , 10 .00% , 8/15/30 , Callable 10/15/26 @ 105 (a) .................... 100,000 108,862
Arthur J. Gallagher & Co. , 5 .45% , 7/15/34 , Callable 4/15/34 @ 100 ................... 347,000 344,245
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .... 775,000 618,825
Blackstone Private Credit Fund
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 250,000 228,718
3 .25% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 350,000 323,145
Blue Owl Credit Income Corp. , 5 .50% , 3/21/25 ................................. 500,000 496,858
Blue Owl Finance LLC
3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................................ 87,000 72,495
6 .25% , 4/18/34 , Callable 1/18/34 @ 100 (a) ................................ 236,000 236,814
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 718,000 748,792
Brookfield Capital Finance LLC , 6 .09% , 6/14/33 , Callable 3/14/33 @ 100 .............. 204,000 209,758
Brown & Brown, Inc.
4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ................................. 121,000 110,495
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 261,000 259,425
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) ........ 250,000 249,807
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (h) ...................... 386,000 374,844
2 .64% , 9/30/32 , Callable 7/2/32 @ 100 ................................... 500,000 383,244
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 250,000 213,981
Farm Credit Bank of Texas , 5 .70% ( H15T5Y + 542 bps ) , Callable 9/15/25 @ 100 (a) (b) (h) .... 662,000 652,510
Fidelity National Information Services, Inc. , 5 .10% , 7/15/32 , Callable 4/15/32 @ 100 ...... 122,000 120,442
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (h) ........... 412,000 398,048
Global Atlantic Fin Co.
3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (a) ................................ 250,000 206,824
7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................................ 274,000 300,173

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
52
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. $ 500,000 $ 418,244
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 474,000 356,611
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 .................................. 189,000 182,140
HUB International Ltd. , 7 .25% , 6/15/30 , Callable 6/15/26 @ 103.63 (a) ................ 31,000 31,766
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) . 500,000 380,327
Jefferies Financial Group, Inc. , 6 .20% , 4/14/34 , Callable 1/14/34 @ 100 ................ 136,000 137,825
JPMorgan Chase & Co.
2 .96% ( SOFR + 126 bps ) , 1/25/33 , Callable 1/25/32 @ 100 (b) .................... 232,000 197,805
5 .77% ( SOFR + 149 bps ) , 4/22/35 , Callable 4/22/34 @ 100 (b) .................... 136,000 139,610
KeyBank NA , 4 .90% , 8/8/32 (g) ............................................. 347,000 309,163
KeyCorp.
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ............ 200,000 182,269
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (b) ................. 274,000 277,897
Lazard Group LLC , 6 .00% , 3/15/31 , Callable 1/15/31 @ 100 ........................ 123,000 124,309
M&T Bank Corp. , 5 .75% , 10/1/24 ........................................... 300,000 297,066
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 470,000 545,966
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 500,000 411,130
Morgan Stanley
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (b) ............... 53,000 42,593
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 764,000 604,640
New York Life Global Funding , 1 .85% , 8/1/31 (a) ................................ 1,600,000 1,292,485
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 350,000 367,077
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 257,000 267,406
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (h) ........ 149,000 147,077
Santander Holdings USA, Inc. , 6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (b) . 260,000 259,254
State Street Corp.
4 .16% ( SOFR + 173 bps ) , 8/4/33 , Callable 8/4/32 @ 100 (b) ...................... 750,000 694,752
6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) .................. 288,000 298,993
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 500,000 454,904
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (b) (h) ...................... 437,000 429,524
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (b) .................... 207,000 204,340
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (h) ....................... 1,389,000 1,373,655
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 215,000 219,101
The Goldman Sachs Group, Inc. , 5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (b) 318,000 325,797
The Huntington National Bank , 5 .50% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (b) 750,000 717,946
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (b) ................. 213,000 197,389
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 150,000 150,770
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (h) ....................... 1,107,150 1,085,432
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (h) ...................... 8,000 7,508
7 .16% ( SOFR + 245 bps ) , 10/30/29 , Callable 10/30/28 @ 100 , MTN (b) ............. 30,000 31,854
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) ............. 664,000 629,280
Willis North America, Inc.
5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 239,000 234,270
5 .90% , 3/5/54 , Callable 9/5/53 @ 100 .................................... 314,000 304,772
21,110,459
Health Care (0.7%):
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 473,000 478,566
Amgen, Inc. , 3 .00% , 1/15/52 , Callable 7/15/51 @ 100 ............................. 350,000 228,599
Bio-Rad Laboratories, Inc. , 3 .70% , 3/15/32 , Callable 12/15/31 @ 100 ................. 125,000 110,582
CVS Health Corp. , 5 .63% , 2/21/53 , Callable 8/21/52 @ 100 ........................ 364,000 337,814
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 80,000 69,813
GE HealthCare Technologies, Inc. , 5 .91% , 11/22/32 , Callable 8/22/32 @ 100 ............ 350,000 361,181
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 236,000 234,473
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 62,000 55,230
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 265,000 260,316
Solventum Corp. , 5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (a) ...................... 247,000 242,425

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
53
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Tenet Healthcare Corp. , 4 .38% , 1/15/30 , Callable 12/1/24 @ 102.19 ................... $ 50,000 $ 46,332
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 37,000 30,160
2,455,491
Industrials (2.1%):
American Airlines Pass Through Trust
4 .95% , 2/15/25 .................................................... 68,355 67,495
3 .70% , 10/15/25 .................................................... 237,591 229,982
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 208,486 203,162
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 212,000 207,155
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (g) ......................... 634,000 627,659
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 102,170 92,771
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 34,000 34,218
GXO Logistics, Inc.
2 .65% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 98,000 79,621
6 .50% , 5/6/34 , Callable 2/6/34 @ 100 .................................... 343,000 348,361
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 173,000 171,415
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 175,000 170,771
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 190,000 190,902
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 8/2/24 @ 101.63 (a) ........................................... 1,216,415 1,219,101
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 271,000 278,173
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ........................ 452,000 463,636
Southwest Airlines Co. , 2 .63% , 2/10/30 , Callable 11/10/29 @ 100 .................... 347,000 300,557
Spirit AeroSystems, Inc. , 9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) .............. 60,000 64,608
The Boeing Co.
6 .88% , 3/15/39 .................................................... 1,000,000 1,034,420
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 1,172,000 1,058,164
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 (a) ................................. 281,000 288,104
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 265,000 241,135
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 5,000 5,024
7,376,434
Information Technology (0.8%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 287,000 284,297
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 450,000 373,149
Booz Allen Hamilton, Inc. , 5 .95% , 8/4/33 , Callable 5/4/33 @ 100 .................... 119,000 122,232
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ........................ 83,000 67,198
Foundry JV Holdco LLC , 6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ................ 128,000 131,930
Neptune Bidco U.S., Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (a) .............. 65,000 62,233
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 218,000 183,820
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 4,000 2,793
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 57,000 48,834
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 246,000 254,554
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 500,000 423,175
VMware LLC , 2 .20% , 8/15/31 , Callable 5/15/31 @ 100 ........................... 550,000 446,993
Western Digital Corp. , 3 .10% , 2/1/32 , Callable 11/1/31 @ 100 ....................... 161,000 130,941
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 7/15/24 @
101.94 (a) ......................................................... 250,000 225,641
2,757,790
Materials (0.5%):
Amcor Flexibles North America, Inc. , 2 .69% , 5/25/31 , Callable 2/25/31 @ 100 ........... 486,000 408,589
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 101,000 88,125
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 123,000 89,920
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 91,000 92,038
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 269,000 292,405
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 195,000 195,321
The Dow Chemical Co. , 6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................... 131,000 145,598
Vulcan Materials Co.
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 58,000 52,958

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
54
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
4 .50% , 6/15/47 , Callable 12/15/46 @ 100 ................................. $ 267,000 $ 222,453
1,587,407
Real Estate (0.9%):
Alexandria Real Estate Equities, Inc. , 3 .55% , 3/15/52 , Callable 9/15/51 @ 100 ........... 750,000 503,092
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 260,000 261,031
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 (g) ..................... 300,000 222,493
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 292,000 242,657
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 108,000 109,301
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 228,000 192,847
Crown Castle, Inc. , 2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ......................... 264,000 182,584
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 247,000 205,997
GLP Capital LP/GLP Financing II, Inc. , 3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ........ 39,000 32,730
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 141,000 148,488
SBA Tower Trust
2 .84% , 1/15/25 , Callable 8/2/24 @ 100 (a) ................................. 163,000 160,137
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 211,000 215,340
2 .59% , 10/15/31 (a) .................................................. 500,000 408,253
Service Properties Trust , 8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 .................. 132,000 123,121
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 179,000 184,859
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 32,000 29,066
3,221,996
Utilities (0.3%):
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 129,000 118,002
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 81,000 82,179
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 265,000 261,928
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 177,000 180,132
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 100,000 81,020
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 125,000 103,154
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 244,000 241,891
1,068,306
Total Corporate Bonds (Cost $53,285,431) 51,561,717
Yankee Dollars (4.8%)
Communication Services (0.0%):(e)
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 75,000 67,026
Consumer Discretionary (0.3%):
Flutter Treasury Designated Activity Co. , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) .... 171,000 172,089
NCL Corp. Ltd. , 5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (a) ....................... 774,000 765,293
Nissan Motor Co. Ltd. , 4 .81% , 9/17/30 , Callable 6/17/30 @ 100 (a) ................... 50,000 46,471
983,853
Consumer Staples (0.3%):
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 288,000 280,911
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 700,000 553,103
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 (a) ............................... 156,000 165,391
6 .50% , 12/1/52 , Callable 6/1/52 @ 100 ................................... 17,000 16,900
1,016,305
Energy (0.1%):
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 201,000 200,692
Financials (2.9%):
1375209 BC Ltd. , 9 .00% , 1/30/28 , Callable 7/15/24 @ 101 (a) (g) ..................... 1,363,000 1,310,705
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 300,000 309,272
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 1,121,000 1,108,004
Avolon Holdings Funding Ltd. , 2 .75% , 2/21/28 , Callable 12/21/27 @ 100 (a) ............ 190,000 170,773
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200,000 209,047
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 500,000 408,534

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
55
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... $ 550,000 $ 472,613
BBVA Bancomer SA
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) .................. 116,000 119,768
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (b) .................. 252,000 255,241
BNP Paribas SA , 5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (b) ......... 279,000 277,793
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (h) ........ 52,000 50,999
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 50,000 50,316
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 159,000 130,951
HSBC Holdings PLC , 8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (b) ........ 50,000 56,520
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 182,000 187,558
Lloyds Banking Group PLC
3 .75% ( H15T1Y + 180 bps ) , 3/18/28 , Callable 3/18/27 @ 100 (b) .................. 250,000 239,086
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) ................. 152,000 170,711
Macquarie Airfinance Holdings Ltd. , 6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ......... 129,000 132,812
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 500,000 406,455
5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) .................. 227,000 225,861
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (h) .... 1,209,000 1,196,475
Royal Bank of Canada , 5 .15% , 2/1/34 (g) ...................................... 280,000 278,052
Societe Generale SA
3 .34% ( H15T1Y + 160 bps ) , 1/21/33 , Callable 1/21/32 @ 100 (a) (b) ................ 500,000 413,719
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 250,000 173,723
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (h) ........ 918,000 899,523
UBS Group AG , 3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (b) .......... 500,000 426,690
Westpac Banking Corp. , 3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (b) .. 500,000 410,552
10,091,753
Health Care (0.1%):
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 400,000 340,772
Industrials (0.3%):
Aircastle Ltd.
5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (b) (h) .................... 146,000 140,321
6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) ................................ 182,000 185,301
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 437,000 426,769
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 162,000 161,468
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 6/1/25
@ 104.75 (a) ...................................................... 160,000 140,493
1,054,352
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 250,000 207,847
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 144,000 148,602
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 522,000 549,605
906,054
Materials (0.0%):(e)
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 125,000 131,872
Yara International ASA , 7 .38% , 11/14/32 , Callable 8/14/32 @ 100 (a) .................. 50,000 54,300
186,172
Real Estate (0.5%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 2,092,000 1,712,365
Utilities (0.0%):(e)
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 200,000 174,694
Total Yankee Dollars (Cost $17,625,261) 16,734,038
Municipal Bonds (3.1%)
California (0.0%):(e)
California Infrastructure & Economic Development Bank Revenue , 6 .03% , 7/1/38 ........ 110,000 108,689

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
56
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue , Series C1 , 5 .66% , 11/1/39 , Continuously
Callable @100 ..................................................... $ 645,000 $ 645,714
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue , Series C2 , 5 .81% , 11/15/39 , Continuously
Callable @100 ..................................................... 320,000 328,262
Florida (1.1%):
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 295,000 296,279
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 195,000 194,337
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 3,430,000 3,455,258
3,945,874
Louisiana (0.0%):(e)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 4 .48% , 8/1/39 ....................................... 145,000 136,792
Minnesota (0.2%):
Minnesota Housing Finance Agency Revenue
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 185,000 184,966
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 355,000 351,766
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 330,000 325,615
862,347
Montana (0.1%):
Montana Facility Finance Authority Revenue , 2 .44% , 8/15/31 ....................... 250,000 210,907
Nevada (0.1%):
Nevada Housing Division Revenue , Series D , 5 .79% , 10/1/35 , Continuously Callable @100 . 255,000 260,828
New Jersey (0.0%):(e)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 30,000 30,648
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 40,000 40,901
71,549
New York (0.3%):
New York City Housing Development Corp. Revenue
3 .76% , 1/1/29 ..................................................... 250,000 238,413
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 265,000 265,250
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 225,000 223,826
New York City Transitional Finance Authority Revenue , 5 .11% , 5/1/36 , Continuously Callable
@100 ........................................................... 225,000 223,877
951,366
North Carolina (0.1%):
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 130,000 129,839
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 325,000 323,244
453,083
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 130,000 130,769
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 65,000 66,129
196,898
Oregon (0.1%):
State of Oregon, GO , 5 .36% , 5/1/39 , Continuously Callable @100 .................... 190,000 192,852
Pennsylvania (0.1%):
Pennsylvania Housing Finance Agency Revenue , Series 145B , 5 .71% , 10/1/39 , Continuously
Callable @100 ..................................................... 195,000 197,265
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
5 .71% , 10/1/39 , Continuously Callable @100 ............................... 200,000 198,783

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
57
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
5 .89% , 10/1/44 , Continuously Callable @100 ............................... $ 330,000 $ 327,569
526,352
South Carolina (0.1%):
County of Charleston SC Revenue , 1 .92% , 12/1/29 ............................... 250,000 213,119
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , Series D ,
5 .27% , 7/1/35 ..................................................... 75,000 76,073
Tennessee Housing Development Agency Revenue , Series 2B , 5 .65% , 7/1/39 , Continuously
Callable @100 ..................................................... 190,000 190,228
266,301
Texas (0.0%):(e)
Texas Department of Housing Community Affairs Revenue
5 .73% , 1/1/44 , Continuously Callable @100 ............................... 65,000 63,853
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 65,000 64,061
127,914
Utah (0.1%):
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 115,000 116,012
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 355,000 357,319
473,331
Virginia (0.1%):
Virginia Housing Development Authority Revenue , Series B , 5 .66% , 10/1/39 , Continuously
Callable @100 ..................................................... 320,000 322,968
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 115,000 117,005
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 130,000 130,939
247,944
Total Municipal Bonds (Cost $10,798,717) 10,740,355
U.S. Government Agency Mortgages (12.8%)
Federal Farm Credit Banks Funding Corporation
5 .69% , 7/11/30 ..................................................... 313,000 311,970
6 .00% , 6/5/34 ..................................................... 325,000 324,337
2 .55% , 12/21/34 .................................................... 309,000 247,614
2 .20% , 9/2/36 ..................................................... 795,000 583,745
6 .19% , 6/17/44 .................................................... 381,000 381,457
1,849,123
Federal Home Loan Mortgage Corporation
1 .50% , 4/1/37 ..................................................... 520,224 444,093
5 .50% , 8/1/38 - 6/1/53 ............................................... 984,706 976,394
3 .00% , 4/1/40 - 5/1/52 ............................................... 570,259 492,813
4 .50% , 11/1/42 - 10/1/52 .............................................. 880,832 835,201
5 .00% , 12/1/42 - 6/1/53 .............................................. 2,413,906 2,344,039
4 .00% , 1/1/43 - 12/1/52 .............................................. 1,008,374 929,381
3 .50% , 7/1/52 ..................................................... 309,553 274,019
6 .00% , 8/1/53 - 2/1/54 ............................................... 1,048,601 1,051,288
7,347,228
Federal National Mortgage Association
5 .00% , 12/1/37 - 2/1/54 .............................................. 1,505,749 1,467,661
4 .00% , 4/1/38 - 7/1/53 ............................................... 3,602,016 3,317,216
3 .50% , 12/1/42 - 8/1/52 .............................................. 1,921,281 1,717,069
2 .50% , 10/1/50 - 7/1/52 .............................................. 949,651 776,639
3 .00% , 12/1/51 .................................................... 249,552 212,300
4 .50% , 6/1/52 - 9/1/52 ............................................... 1,736,680 1,638,913
5 .50% , 6/1/52 - 5/1/54 ............................................... 1,989,531 1,965,669
6 .00% , 7/1/52 - 10/1/53 .............................................. 910,434 914,826
12,010,293

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
58
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Government National Mortgage Association
5 .00% , 8/20/38 - 2/20/54 ............................................. $ 4,465,714 $ 4,349,214
3 .50% , 2/20/52 - 11/20/52 ............................................. 2,038,169 1,822,309
4 .00% , 6/20/52 - 5/20/53 ............................................. 2,013,159 1,860,224
4 .50% , 8/20/52 - 11/20/53 ............................................. 4,123,685 3,912,025
3 .00% , 9/20/52 - 1/20/53 ............................................. 2,513,037 2,188,666
5 .50% , 4/20/53 - 5/20/54 ............................................. 5,237,894 5,201,229
2 .50% , 6/20/53 - 9/20/53 ............................................. 914,127 769,010
6 .00% , 7/20/53 - 10/20/53 ............................................. 2,094,697 2,105,879
5 .50% , 1/20/54 .................................................... 296,176 293,797
6 .50% , 1/20/54 .................................................... 1,230,357 1,247,203
23,749,556
Total U.S. Government Agency Mortgages (Cost $45,538,678) 44,956,200
U.S. Treasury Obligations (29.5%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 13,041,600 13,271,866
5 .00% , 5/15/37 .................................................... 13,186,000 13,989,522
4 .38% , 11/15/39 .................................................... 6,669,000 6,593,974
1 .13% , 5/15/40 .................................................... 711,000 437,154
1 .38% , 11/15/40 .................................................... 2,500,000 1,576,953
1 .75% , 8/15/41 .................................................... 14,650,000 9,675,867
3 .38% , 8/15/42 .................................................... 2,275,000 1,921,664
3 .88% , 5/15/43 .................................................... 796,000 718,266
4 .38% , 8/15/43 .................................................... 2,149,000 2,074,792
4 .75% , 11/15/43 .................................................... 1,384,000 1,402,814
1 .25% , 5/15/50 .................................................... 1,000,000 495,625
2 .00% , 8/15/51 .................................................... 4,250,000 2,553,320
3 .63% , 2/15/53 .................................................... 763,000 649,146
3 .63% , 5/15/53 .................................................... 921,000 783,857
4 .13% , 8/15/53 .................................................... 5,269,000 4,907,579
4 .75% , 11/15/53 .................................................... 3,667,000 3,791,907
U.S. Treasury Notes
4 .63% , 5/31/31 .................................................... 1,984,000 2,016,240
1 .88% , 2/15/32 .................................................... 7,347,000 6,166,888
2 .75% , 8/15/32 .................................................... 5,020,000 4,467,016
4 .13% , 11/15/32 .................................................... 4,842,000 4,761,048
3 .50% , 2/15/33 .................................................... 5,543,000 5,194,830
3 .38% , 5/15/33 .................................................... 5,269,000 4,883,704
3 .88% , 8/15/33 .................................................... 5,838,000 5,617,251
4 .50% , 11/15/33 .................................................... 5,543,000 5,594,966
Total U.S. Treasury Obligations (Cost $108,590,277) 103,546,249
Commercial Paper (1.8%)
Financials (0.4%):
Brookfield Corp. Treasury Ltd. , 5 .64% , 7/2/24 (a) (i) .............................. 1,600,000 1,598,992
Industrials (0.8%):
Huntington Ingalls Industries, Inc.
5 .89% , 7/1/24 (a) (i) .................................................. 1,575,000 1,574,249
5 .86% , 7/3/24 (a) (i) .................................................. 1,200,000 1,199,046
2,773,295
Information Technology (0.6%):
Jabil, Inc.
5 .90% , 7/2/24 (a) (i) .................................................. 1,000,000 999,326
5 .91% , 7/3/24 (a) (i) .................................................. 1,000,000 999,158
1,998,484
Total Commercial Paper (Cost $6,373,868) 6,370,771

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
59
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (j) ........ 656,557 $ 656,557
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (j) ............ 656,557 656,557
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (j) ................ 656,557 656,557
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (j) . 656,557 656,557
Total Collateral for Securities Loaned (Cost $2,626,228) 2,626,228
Total Investments (Cost $364,312,333) — 100.5% 352,981,261
Liabilities in excess of other assets — (0.5)% (1,739,351)
NET ASSETS - 100.00% $ 351,241,910
At June 30, 2024, the Fund's investments in foreign securities were 11.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$129,192,555 and amounted to 36.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) All or a portion of this security is on loan.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Rate represents the effective yield at June 30, 2024.
(j) Rate disclosed is the daily yield on June 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of June 30, 2024, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of June 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2024.

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
60
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 80 9/19/24 $ 8,782,100 $ 8,798,750 $ 16,650
30-Year U.S. Treasury Bond Futures ..... 44 9/19/24 5,166,544 5,205,750 39,206
5-Year U.S. Treasury Note Futures ....... 13 9/30/24 1,380,922 1,385,516 4,594
$ 60,450
Total unrealized appreciation $ 60,450
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 60,450

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Corporate Bond ETF
61
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (72.4%)
Communication Services (6.0%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100(a) ............................. $ 2,000,000 $ 1,457,774
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%,
4/1/38, Callable 10/1/37 @ 100 ......................................... 750,000 654,799
Comcast Corp.
5.30%, 6/1/34, Callable 3/1/34 @ 100 .................................... 300,000 300,610
2.89%, 11/1/51, Callable 5/1/51 @ 100(b) ................................. 1,000,000 592,680
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100 ............. 500,000 467,436
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 445,000 398,003
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 750,000 669,252
T-Mobile US, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 1,500,000 1,273,306
2.25%, 11/15/31, Callable 8/15/31 @ 100 .................................. 500,000 408,627
Verizon Communications, Inc.
1.75%, 1/20/31, Callable 10/20/30 @ 100 ................................. 1,000,000 809,315
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 1,000,000 628,963
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b) ............... 389,000 316,129
7,976,894
Consumer Discretionary (4.7%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100 ................... 250,000 212,485
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100 .......................... 500,000 444,667
Brunswick Corp., 4.40%, 9/15/32, Callable 6/15/32 @ 100(a) ....................... 250,000 222,565
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 300,000 295,471
Daimler Truck Finance North America LLC
2.38%, 12/14/28(b) ................................................. 350,000 311,593
5.38%, 6/25/34, Callable 3/25/34 @ 100(b) ................................ 200,000 197,138
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... 200,000 199,478
5.95%, 4/4/34, Callable 1/4/34 @ 100 .................................... 300,000 300,195
Genuine Parts Co.
6.50%, 11/1/28, Callable 10/1/28 @ 100 .................................. 175,000 183,543
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 167,000 138,685
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100 ............................ 250,000 238,675
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 250,000 209,128
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 8/2/24 @ 101.94(b) ..................... 250,000 224,806
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100 ......................... 1,000,000 685,777
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 ................. 250,000 217,008
Mattel, Inc., 3.75%, 4/1/29, Callable 7/15/24 @ 101.88(b) .......................... 250,000 230,553
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(b) ............................ 250,000 255,958
Tapestry, Inc.
7.35%, 11/27/28, Callable 10/27/28 @ 100 ................................. 125,000 129,693
7.85%, 11/27/33, Callable 8/27/33 @ 100 .................................. 125,000 131,509
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 600,000 344,430
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 500,000 405,070
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 250,000 248,086
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(b) ..... 500,000 484,245
6,310,758
Consumer Staples (4.8%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30,
Callable 2/15/25 @ 103.66(b) .......................................... 250,000 236,127
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100 .......... 500,000 464,470
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 ................................. 300,000 253,272
6.42%, 8/2/33, Callable 5/2/33 @ 100 .................................... 200,000 208,940
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(b) ................. 400,000 388,955
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 500,000 428,211
Campbell Soup Co., 5.40%, 3/21/34, Callable 12/21/33 @ 100 ...................... 300,000 298,188
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 250,000 207,692
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 300,000 302,704

Victory Portfolios II
VictoryShares Corporate Bond ETF
62
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100 ........................ $ 250,000 $ 249,399
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... 450,000 369,742
Keurig Dr Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. 250,000 237,721
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 325,000 270,843
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100 ................... 500,000 405,888
Philip Morris International, Inc., 5.63%, 9/7/33, Callable 6/7/33 @ 100 ................ 500,000 504,577
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(b) .......................... 750,000 639,793
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 ............................ 500,000 412,982
The J.M. Smucker Co.
6.50%, 11/15/43, Callable 5/15/43 @ 100 .................................. 225,000 236,968
6.50%, 11/15/53, Callable 5/15/53 @ 100 .................................. 225,000 241,537
6,358,009
Energy (3.0%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 ............................ 250,000 180,329
Columbia Pipelines Operating Co. LLC, 6.54%, 11/15/53, Callable 5/15/53 @ 100(b) ...... 200,000 210,750
ConocoPhillips Co., 5.55%, 3/15/54, Callable 9/15/53 @ 100 ....................... 250,000 246,243
DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100 ................. 250,000 238,600
Energy Transfer LP
6.50% (H15T5Y+569bps)(c)(d) ........................................ 250,000 247,304
5.35%, 5/15/45, Callable 11/15/44 @ 100 .................................. 200,000 178,982
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(b) .................. 300,000 301,664
MPLX LP, 4.70%, 4/15/48, Callable 10/15/47 @ 100 ............................. 500,000 413,274
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 400,000 295,734
Patterson-UTI Energy, Inc., 7.15%, 10/1/33, Callable 7/1/33 @ 100 ................... 250,000 264,903
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100(b) .......................... 250,000 220,080
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 9/15/30, Callable 6/15/30 @ 100 .................................. 500,000 456,934
5.70%, 9/15/34, Callable 6/15/34 @ 100 .................................. 150,000 148,590
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 ................................................... 250,000 248,451
Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100 ............... 350,000 304,549
3,956,387
Financials (20.9%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 278,000 289,526
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) ....... 500,000 482,660
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(b) .................. 500,000 384,046
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 250,000 205,658
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(b) .............. 250,000 260,542
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(d) ...................... 500,000 473,086
3.42% (TSFR3M+130bps), 12/20/28, Callable 12/20/27 @ 100(c) ................ 1,250,000 1,175,133
2.69% (SOFR+132bps), 4/22/32, Callable 4/22/31 @ 100(c) .................... 1,750,000 1,479,826
Blue Owl Credit Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100(b) ............... 375,000 356,717
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(b) .................. 250,000 208,319
BMW U.S. Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(b) .................... 250,000 226,377
Brown & Brown, Inc., 5.65%, 6/11/34, Callable 3/11/34 @ 100 ...................... 300,000 298,189
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ..... 500,000 494,857
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c) ........ 250,000 249,807
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(d) .... 206,000 200,046
Corebridge Global Funding, 5.75%, 7/2/26(b) ................................... 250,000 250,897
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 500,000 481,446
F&G Global Funding, 2.00%, 9/20/28(b) ...................................... 250,000 213,981
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(b) ................ 750,000 706,770
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(d) ........... 250,000 241,534
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 750,000 598,260
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 250,000 238,207
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100 .............................. 250,000 252,150
Ford Motor Credit Co. LLC
6.80%, 5/12/28, Callable 4/12/28 @ 100 .................................. 250,000 257,695
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 300,000 290,016
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(b) ................... 300,000 280,463

Victory Portfolios II
VictoryShares Corporate Bond ETF
63
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(b) ................... $ 250,000 $ 206,824
Global Payments, Inc., 5.40%, 8/15/32, Callable 5/15/32 @ 100 ...................... 250,000 245,089
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 250,000 242,197
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 500,000 380,327
Hyundai Capital America, Inc., 5.30%, 1/8/29, Callable 12/8/28 @ 100(b) .............. 300,000 299,079
JPMorgan Chase & Co.
4.60% (TSFR3M+313bps), Callable 2/1/25 @ 100(c)(d) ....................... 500,000 493,418
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(c) .................... 250,000 235,498
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(c) .................. 250,000 219,098
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... 1,250,000 1,017,553
3.16% (SOFR+146bps), 4/22/42, Callable 4/22/41 @ 100(c) .................... 500,000 371,135
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100(c) .................... 1,000,000 705,040
KeyBank NA, 3.90%, 4/13/29 .............................................. 500,000 449,319
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(c) .......... 250,000 231,304
MetLife, Inc., 4.13%, 8/13/42 .............................................. 500,000 414,564
Morgan Stanley
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100(c) ....................... 1,950,000 1,817,611
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(c) ............... 250,000 200,910
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 550,000 435,278
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100, MTN(c) ............... 1,000,000 628,990
New York Life Global Funding, 1.85%, 8/1/31(b) ................................ 500,000 403,902
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 500,000 524,395
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 3/30/29, Callable 2/28/29 @ 100(b) ................................ 100,000 99,995
6.20%, 6/15/30, Callable 4/15/30 @ 100(b) ................................ 500,000 520,245
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 250,000 209,120
Protective Life Global Funding, 5.47%, 12/8/28(b) ............................... 300,000 303,203
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100 .................... 500,000 379,270
Regions Bank, 6.45%, 6/26/37 ............................................. 500,000 509,581
RGA Global Funding, 5.50%, 1/11/31(b) ...................................... 350,000 349,438
Santander Holdings USA, Inc., 6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) . 250,000 255,859
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) ......... 250,000 259,542
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 250,000 206,771
The Allstate Corp., 8.52% (TSFR3M+320bps), 8/15/53, Callable 8/2/24 @ 100(c) ......... 500,000 499,966
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)
(d) ............................................................. 250,000 245,723
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(d) ....................... 250,000 247,238
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .................... 150,000 152,861
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 250,000 249,890
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100 ....... 1,000,000 876,681
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(d) ...................... 500,000 469,249
1.89% (SOFR+86bps), 6/7/29, Callable 6/7/28 @ 100, MTN(c) .................. 1,000,000 875,860
U.S. Bancorp, 5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(c) ............. 250,000 253,817
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 250,000 172,492
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100 ................... 500,000 463,960
Wells Fargo & Co., 2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(c) . 250,000 221,647
27,940,147
Health Care (5.8%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 ........................... 500,000 416,105
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100 .................................. 500,000 437,386
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 250,000 197,540
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100(b) .................. 250,000 205,066
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 250,000 236,739
Bristol-Myers Squibb Co.
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 300,000 314,844
5.50%, 2/22/44, Callable 8/22/43 @ 100 .................................. 300,000 296,165
2.55%, 11/13/50, Callable 5/13/50 @ 100 .................................. 500,000 292,675
CVS Health Corp.
1.75%, 8/21/30, Callable 5/21/30 @ 100 .................................. 1,250,000 1,015,886

Victory Portfolios II
VictoryShares Corporate Bond ETF
64
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
5.63%, 2/21/53, Callable 8/21/52 @ 100 .................................. $ 250,000 $ 232,015
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 1,000,000 872,668
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 300,000 300,803
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(b) .. 500,000 394,944
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 94,000 77,100
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 500,000 445,400
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(b) ........................................................... 300,000 294,698
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 170,000 169,066
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100 ........................... 250,000 206,498
Revvity, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500,000 418,418
Solventum Corp.
5.40%, 3/1/29, Callable 2/1/29 @ 100(b) .................................. 75,000 74,768
5.45%, 3/13/31, Callable 1/13/31 @ 100(b) ................................ 75,000 74,072
5.60%, 3/23/34, Callable 12/23/33 @ 100(b) ............................... 75,000 73,611
5.90%, 4/30/54, Callable 10/30/53 @ 100(b) ............................... 75,000 71,690
The Cigna Group, 3.40%, 3/1/27, Callable 12/1/26 @ 100 .......................... 500,000 477,997
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(b) ............ 191,000 155,690
7,751,844
Industrials (6.9%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 750,000 622,027
AGCO Corp., 5.80%, 3/21/34, Callable 12/21/33 @ 100 ........................... 215,000 214,064
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100, MTN .................... 250,000 209,186
Aon North America, Inc., 5.45%, 3/1/34, Callable 12/1/33 @ 100 .................... 300,000 298,664
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(b) .................... 500,000 488,449
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 500,000 395,978
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... 700,000 616,644
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 400,000 309,756
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100 ........................... 300,000 297,000
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b) ......................... 250,000 243,776
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100 ............................ 250,000 194,419
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 ............. 250,000 227,001
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 750,000 609,347
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 250,000 250,523
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500,000 416,433
Leidos, Inc., 5.75%, 3/15/33, Callable 12/15/32 @ 100 ............................ 250,000 252,071
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 214,000 215,016
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 500,000 371,721
Owens Corning, 5.95%, 6/15/54, Callable 12/15/53 @ 100 ......................... 300,000 302,038
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 500,000 440,281
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 81,000 83,144
RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............................. 250,000 198,626
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ..................... 500,000 471,039
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 500,000 437,579
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 300,000 270,861
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 500,000 454,971
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 300,000 295,299
9,185,913
Information Technology (5.0%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 230,000 227,834
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100 .......................... 750,000 621,915
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b) ....................... 1,000,000 809,620
Dell International LLC/EMC Corp.
5.75%, 2/1/33, Callable 11/1/32 @ 100(a) ................................. 40,000 41,121
3.38%, 12/15/41, Callable 6/15/41 @ 100(b) ............................... 500,000 365,895
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 500,000 425,543
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 150,000 135,384
Micron Technology, Inc., 5.88%, 2/9/33, Callable 11/9/32 @ 100 ..................... 250,000 255,482
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 250,000 157,835

Victory Portfolios II
VictoryShares Corporate Bond ETF
65
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100 .................................. $ 1,000,000 $ 937,407
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 650,000 453,888
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(b) ........................... 1,000,000 856,731
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 800,000 677,080
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100 ....................... 250,000 216,636
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 500,000 469,332
6,651,703
Materials (4.0%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 250,000 245,914
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 227,000 190,843
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 588,000 513,042
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 500,000 405,168
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(b) ................... 500,000 481,061
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 250,000 211,280
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100 ............................ 250,000 154,201
LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100 ............. 500,000 380,099
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 750,000 489,807
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 500,000 418,215
Sealed Air Corp., 7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) .................... 350,000 360,879
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(b) ................ 300,000 300,494
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100 .................... 500,000 527,500
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 750,000 631,018
5,309,521
Real Estate (3.8%):
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32, Callable 2/18/32 @ 100 .................................. 500,000 391,562
3.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 500,000 335,395
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 500,000 390,201
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 250,000 207,754
5.95%, 8/15/34, Callable 5/15/34 @ 100 .................................. 250,000 253,012
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100 ................................. 250,000 205,547
2.90%, 4/1/41, Callable 10/1/40 @ 100 ................................... 250,000 172,901
DOC DR. LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ........................... 250,000 206,526
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100 ......................... 500,000 474,354
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500,000 412,778
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26, Callable 1/15/26 @ 100 .................................. 200,000 198,400
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 117,000 98,190
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 400,000 319,744
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100 ................... 500,000 441,525
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 400,000 293,802
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 250,000 258,765
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 .................. 250,000 202,924
VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100 ........................ 250,000 243,923
5,107,303
Utilities (7.5%):
AEP Texas, Inc., 5.70%, 5/15/34, Callable 2/15/34 @ 100 .......................... 275,000 273,093
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 ....................... 500,000 331,080
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(b) ................. 250,000 250,568
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 250,000 225,301
Ameren Illinois Co., 5.55%, 7/1/54, Callable 1/1/54 @ 100 ......................... 300,000 294,363
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 250,000 249,561
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 300,000 274,423
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100 ........................... 500,000 366,998
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 47,000 47,684
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100 ................ 250,000 214,122
Duke Energy Corp., 5.80%, 6/15/54, Callable 12/15/53 @ 100 ....................... 250,000 242,851
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100 .................. 1,000,000 829,734

Victory Portfolios II
VictoryShares Corporate Bond ETF
66
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Duquesne Light Holdings, Inc.
2.53%, 10/1/30, Callable 7/1/30 @ 100(b) ................................. $ 150,000 $ 126,056
2.78%, 1/7/32, Callable 10/7/31 @ 100(b) ................................. 250,000 202,550
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 500,000 412,615
Entergy Louisiana LLC, 5.70%, 3/15/54, Callable 9/15/53 @ 100 .................... 250,000 246,395
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 250,000 170,007
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 500,000 317,582
Georgia Power Co., 5.25%, 3/15/34, Callable 9/15/33 @ 100 ........................ 500,000 498,597
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... 500,000 471,398
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100 ..................... 500,000 299,120
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32, Callable 10/15/31 @ 100 ......... 500,000 410,070
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(b) ............ 250,000 242,716
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 200,000 199,658
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 100,000 78,132
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 312,000 253,562
5.80%, 6/1/54, Callable 12/1/53 @ 100(b) ................................. 150,000 146,927
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100 .............. 500,000 387,620
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 500,000 328,397
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 250,000 249,504
Potomac Electric Power Co., 5.50%, 3/15/54, Callable 9/15/53 @ 100 ................. 300,000 292,809
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 250,000 157,718
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500,000 401,928
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 250,000 154,383
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 500,000 403,771
10,051,293
Total Corporate Bonds (Cost $108,798,755) 96,599,772
Yankee Dollars (16.6%)
Communication Services (0.3%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(b) .............. 500,000 423,069
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(b) ............ 500,000 447,100
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(b) ............ 300,000 292,616
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(b) ...................... 250,000 197,537
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.75%, 4/1/33, Callable
1/1/33 @ 100(b) .................................................... 182,000 183,357
1,120,610
Energy (1.0%):
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 300,000 299,540
Shell International Finance BV
2.75%, 4/6/30, Callable 1/6/30 @ 100 .................................... 500,000 445,989
2.88%, 11/26/41, Callable 5/26/41 @ 100 .................................. 500,000 355,675
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(b) ....................... 250,000 278,976
1,380,180
Financials (9.7%):
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(b)(c) ............. 200,000 206,182
Banco Santander SA, 6.92%, 8/8/33 ......................................... 200,000 209,048
Bank of New Zealand, 2.87%, 1/27/32(a)(b) .................................... 250,000 211,144
Barclays PLC
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(c) ...................... 250,000 250,259
4.95%, 1/10/47 .................................................... 1,000,000 891,805
BNP Paribas SA, 4.63%, 3/13/27(b) .......................................... 500,000 486,553
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(d) ...................... 104,000 101,997
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(d) ...................... 250,000 236,203
BPCE SA, 6.51% (H15T1Y+279bps), 1/18/35, Callable 1/18/34 @ 100(b)(c) ............ 300,000 300,744
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100 .................... 500,000 423,209

Victory Portfolios II
VictoryShares Corporate Bond ETF
67
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(b) .................................................. $ 191,666 $ 198,680
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 250,000 258,907
Commonwealth Bank of Australia, 2.69%, 3/11/31(b) ............................. 500,000 414,335
Credit Agricole SA
3.25%, 10/4/24(b) .................................................. 500,000 496,723
6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(b)(c) .................. 250,000 251,582
Deutsche Bank AG, 4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c) ..... 500,000 469,844
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) ........ 1,000,000 878,892
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(b) ....................... 250,000 182,988
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(c) ................... 1,000,000 928,768
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 303,000 340,299
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31, Callable 1/26/31 @ 100(b) ......... 42,000 43,241
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(b)(c) ...... 500,000 416,103
Mizuho Financial Group, Inc., 5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(c) 293,000 291,529
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100(c) ....... 1,000,000 925,937
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(b)(c)(d) .... 250,000 247,410
Societe Generale SA, 1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(b)(c) .. 500,000 467,557
Standard Chartered PLC, 7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(b)(c) 500,000 531,930
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29 ........................... 250,000 222,531
The Bank of Nova Scotia, 4.50%, 12/16/25 .................................... 500,000 492,163
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) . 500,000 475,865
UBS Group AG
4.28%, 1/9/28, Callable 1/9/27 @ 100(b) .................................. 217,000 208,119
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(b)(c) .................. 500,000 426,690
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) . 500,000 482,513
12,969,750
Health Care (1.2%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(b) ........................ 152,000 140,639
Royalty Pharma PLC, 3.55%, 9/2/50, Callable 3/2/50 @ 100 ........................ 750,000 503,816
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. 475,000 392,369
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 100,000 98,481
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 400,000 389,344
1,524,649
Industrials (1.7%):
Aircastle Ltd., 5.95%, 2/15/29, Callable 1/15/29 @ 100(b) .......................... 300,000 299,727
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(b) ........... 250,000 258,450
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(b) .................................. 500,000 450,345
4.65%, 4/20/32, Callable 1/20/32 @ 100(b) ................................ 250,000 236,526
LG Energy Solution Ltd., 5.38%, 7/2/29(b) .................................... 200,000 198,466
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... 500,000 510,267
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 250,000 251,612
2,205,393
Information Technology (1.0%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33, Callable 10/15/32 @ 100 .... 450,000 438,983
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(b) ....................... 338,000 348,802
SK Hynix, Inc.
5.50%, 1/16/29(b) .................................................. 200,000 199,840
6.50%, 1/17/33(b) .................................................. 321,000 337,975
1,325,600
Materials (0.6%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(b) ............ 37,000 38,029
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 250,000 263,745
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100(b) ...................... 500,000 473,238
775,012

Victory Portfolios II
VictoryShares Corporate Bond ETF
68
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(b) ........................................................... $ 504,000 $ 412,539
Total Yankee Dollars (Cost $23,853,648) 22,136,802
U.S. Treasury Obligations (8.5%)
U.S. Treasury Bonds
3.88%, 5/15/43 .................................................... 1,300,000 1,173,047
4.50%, 2/15/44 .................................................... 750,000 735,937
3.38%, 5/15/44 .................................................... 1,300,000 1,083,062
3.38%, 11/15/48 .................................................... 500,000 406,094
4.13%, 8/15/53 .................................................... 2,000,000 1,862,813
U.S. Treasury Notes
1.13%, 1/15/25 .................................................... 1,250,000 1,222,461
4.25%, 10/15/25 .................................................... 1,500,000 1,485,762
1.63%, 11/30/26 .................................................... 2,250,000 2,096,543
4.50%, 4/15/27 .................................................... 500,000 499,297
1.38%, 12/31/28 .................................................... 950,000 834,441
Total U.S. Treasury Obligations (Cost $11,625,459) 11,399,457
Commercial Paper (1.8%)
Financials (0.6%):
Brookfield Corp. Treasury Ltd.
5.64%, 7/2/24(b)(e) ................................................. 300,000 299,811
5.64%, 7/3/24(b)(e) ................................................. 500,000 499,606
799,417
Industrials (0.5%):
Penske Truck Leasing Co., 5.45%, 7/1/24(e) .................................... 630,000 629,711
Utilities (0.7%):
Evergy Metro, Inc., 5.44%, 7/1/24(b)(e) ....................................... 1,000,000 999,548
Total Commercial Paper (Cost $2,429,797) 2,428,676
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(f) ........ 260,523 260,523
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(f) ............ 260,523 260,523
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(f) ................ 260,523 260,523
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(f) . 260,523 260,523
Total Collateral for Securities Loaned (Cost $1,042,092) 1,042,092
Total Investments (Cost $147,749,751) — 100.1% 133,606,799
Liabilities in excess of other assets — (0.1)% (120,301)
NET ASSETS - 100.00% $ 133,486,498
At June 30, 2024, the Fund's investments in foreign securities were 17.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$28,007,707 and amounted to 21.0% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate represents the effective yield at June 30, 2024.
(f) Rate disclosed is the daily yield on June 30, 2024.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.

Victory Portfolios II
VictoryShares Corporate Bond ETF
69
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2024.

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
70
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (20.7%)
Communication Services (1.2%):
AT&T, Inc.
4 .25% , 3/1/27 , Callable 12/1/26 @ 100 ................................... $ 34,000 $ 33,217
1 .65% , 2/1/28 , Callable 12/1/27 @ 100 ................................... 37,000 32,860
4 .35% , 3/1/29 , Callable 12/1/28 @ 100 ................................... 34,000 32,955
5 .40% , 2/15/34 , Callable 11/15/33 @ 100 .................................. 33,000 33,001
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 35,000 32,548
5 .05% , 3/30/29 , Callable 12/30/28 @ 100 ................................. 34,000 32,697
2 .80% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 40,000 32,708
Comcast Corp.
3 .55% , 5/1/28 , Callable 2/1/28 @ 100 .................................... 49,000 46,535
3 .40% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 50,000 45,965
Discovery Communications LLC , 3 .95% , 3/20/28 , Callable 12/20/27 @ 100 ............. 35,000 32,721
Paramount Global
4 .00% , 1/15/26 , Callable 10/15/25 @ 100 ................................. 34,000 32,896
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 37,000 33,092
T-Mobile US, Inc.
3 .75% , 4/15/27 , Callable 2/15/27 @ 100 .................................. 41,000 39,412
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 46,000 39,048
5 .15% , 4/15/34 , Callable 1/15/34 @ 100 .................................. 40,000 39,304
Verizon Communications, Inc.
4 .33% , 9/21/28 .................................................... 41,000 39,862
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 49,000 39,657
2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ................................. 31,000 26,333
Warnermedia Holdings, Inc. , 4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................ 38,000 33,158
677,969
Consumer Discretionary (1.3%):
AutoNation, Inc. , 3 .85% , 3/1/32 , Callable 12/1/31 @ 100 .......................... 37,000 32,905
AutoZone, Inc. , 4 .75% , 8/1/32 , Callable 5/1/32 @ 100 ............................ 34,000 32,665
Brunswick Corp.
5 .85% , 3/18/29 , Callable 2/18/29 @ 100 .................................. 26,000 26,004
4 .40% , 9/15/32 , Callable 6/15/32 @ 100 .................................. 29,000 25,818
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 30,000 29,547
General Motors Financial Co., Inc. , 5 .85% , 4/6/30 , Callable 2/6/30 @ 100 .............. 32,000 32,384
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 25,000 26,220
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 31,000 25,744
Hasbro, Inc. , 3 .55% , 11/19/26 , Callable 9/19/26 @ 100 ............................ 41,000 39,143
Las Vegas Sands Corp. , 3 .90% , 8/8/29 , Callable 5/8/29 @ 100 ....................... 36,000 32,905
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 26,000 26,255
Lowe's Cos., Inc.
2 .63% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 46,000 39,272
5 .00% , 4/15/33 , Callable 1/15/33 @ 100 .................................. 40,000 39,384
Marriott International, Inc.
5 .00% , 10/15/27 , Callable 9/15/27 @ 100 ................................. 33,000 32,911
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 38,000 32,985
O'Reilly Automotive, Inc. , 3 .60% , 9/1/27 , Callable 6/1/27 @ 100 ..................... 35,000 33,349
PulteGroup, Inc.
5 .00% , 1/15/27 , Callable 10/15/26 @ 100 ................................. 27,000 26,797
6 .38% , 5/15/33 .................................................... 25,000 26,270
Tapestry, Inc.
7 .35% , 11/27/28 , Callable 10/27/28 @ 100 ................................. 32,000 33,202
7 .85% , 11/27/33 , Callable 8/27/33 @ 100 .................................. 31,000 32,614
The Home Depot, Inc. , 1 .38% , 3/15/31 , Callable 12/15/30 @ 100 .................... 41,000 32,668
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 32,000 25,924
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 26,000 25,801
710,767

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
71
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Consumer Staples (1.2%):
Anheuser-Busch InBev Worldwide, Inc.
4 .75% , 1/23/29 , Callable 10/23/28 @ 100 ................................. $ 33,000 $ 32,807
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 35,000 32,513
BAT Capital Corp.
3 .22% , 9/6/26 , Callable 7/6/26 @ 100 .................................... 35,000 33,405
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 31,000 32,386
Bunge Ltd. Finance Corp.
3 .25% , 8/15/26 , Callable 5/15/26 @ 100 .................................. 28,000 26,797
3 .75% , 9/25/27 , Callable 6/25/27 @ 100 .................................. 28,000 26,741
Campbell Soup Co. , 4 .15% , 3/15/28 , Callable 12/15/27 @ 100 ...................... 34,000 32,934
Church & Dwight Co., Inc. , 5 .60% , 11/15/32 , Callable 8/15/32 @ 100 ................. 32,000 33,191
Constellation Brands, Inc. , 3 .60% , 2/15/28 , Callable 11/15/27 @ 100 .................. 35,000 33,170
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 33,000 32,921
General Mills, Inc. , 5 .50% , 10/17/28 , Callable 9/17/28 @ 100 ....................... 39,000 39,543
Keurig Dr Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 35,000 33,281
4 .05% , 4/15/32 , Callable 1/15/32 @ 100 .................................. 35,000 32,493
Kraft Heinz Foods Co. , 4 .25% , 3/1/31 , Callable 12/1/30 @ 100 ...................... 35,000 33,188
McCormick & Co., Inc. , 3 .40% , 8/15/27 , Callable 5/15/27 @ 100 .................... 35,000 33,253
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 33,000 32,726
5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .................................. 33,000 32,778
Sysco Corp. , 3 .30% , 7/15/26 , Callable 4/15/26 @ 100 ............................. 34,000 32,690
The Estee Lauder Cos, Inc. , 4 .65% , 5/15/33 , Callable 2/15/33 @ 100 .................. 34,000 32,829
The J.M. Smucker Co.
5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 32,000 32,959
6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 31,000 32,551
685,156
Energy (1.1%):
Apache Corp. , 4 .38% , 10/15/28 , Callable 7/15/28 @ 100 ........................... 35,000 33,220
ConocoPhillips , 5 .90% , 10/15/32 ............................................ 31,000 32,723
DCP Midstream Operating LP
5 .63% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 33,000 33,343
3 .25% , 2/15/32 , Callable 8/15/31 @ 100 .................................. 38,000 32,491
Duke Energy Carolinas LLC , 6 .00% , 12/1/28 ................................... 32,000 32,973
Energy Transfer LP
4 .20% , 4/15/27 , Callable 1/15/27 @ 100 .................................. 34,000 32,978
6 .55% , 12/1/33 , Callable 9/1/33 @ 100 ................................... 31,000 32,801
Kinder Morgan, Inc.
1 .75% , 11/15/26 , Callable 10/15/26 @ 100 ................................. 29,000 26,733
4 .30% , 3/1/28 , Callable 12/1/27 @ 100 ................................... 27,000 26,222
5 .20% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 27,000 26,218
MPLX LP , 4 .95% , 9/1/32 , Callable 6/1/32 @ 100 ................................ 41,000 39,216
Occidental Petroleum Corp. , 6 .13% , 1/1/31 , Callable 7/1/30 @ 100 ................... 38,000 38,914
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 25,000 26,490
Phillips 66 Co. , 3 .15% , 12/15/29 , Callable 9/15/29 @ 100 .......................... 36,000 32,606
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 36,000 32,882
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 36,000 32,899
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 8/2/24 @ 101.67 ................................. 27,000 26,428
5 .50% , 3/1/30 , Callable 3/1/25 @ 102.75 .................................. 26,000 25,839
Western Midstream Operating LP , 6 .15% , 4/1/33 , Callable 1/1/33 @ 100 ............... 32,000 32,695
597,671
Financials (6.9%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 32,000 33,327
Amcor Finance USA, Inc.
3 .63% , 4/28/26 , Callable 1/28/26 @ 100 .................................. 27,000 26,063
4 .50% , 5/15/28 , Callable 2/15/28 @ 100 .................................. 27,000 26,211
American Express Co.
3 .95% , 8/1/25 , Callable 7/1/25 @ 100 .................................... 34,000 33,437

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
72
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (a) .................... $ 34,000 $ 32,821
American Honda Finance Corp. , 4 .60% , 4/17/30 ................................. 33,000 32,334
Aon Corp./Aon Global Holdings PLC
2 .85% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 42,000 39,406
4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ................................. 40,000 38,906
5 .00% , 9/12/32 , Callable 6/12/32 @ 100 .................................. 40,000 38,946
Athene Holding Ltd. , 4 .13% , 1/12/28 , Callable 10/12/27 @ 100 ...................... 34,000 32,779
Bank of America Corp.
6 .22% , 9/15/26 .................................................... 52,000 53,016
5 .93% ( SOFR + 134 bps ) , 9/15/27 , Callable 9/15/26 @ 100 (a) .................... 52,000 52,535
4 .18% , 11/25/27 , Callable 11/25/26 @ 100 ................................. 55,000 53,090
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (a) ................ 56,000 52,646
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (a) .................... 62,000 52,428
5 .29% ( SOFR + 191 bps ) , 4/25/34 , Callable 4/25/33 @ 100 (a) .................... 53,000 52,446
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 ................. 28,000 26,635
Brookfield Capital Finance LLC , 6 .09% , 6/14/33 , Callable 3/14/33 @ 100 .............. 32,000 32,903
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 27,000 26,066
4 .93% ( SOFR + 206 bps ) , 5/10/28 , Callable 5/10/27 @ 100 (a) .................... 27,000 26,649
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (a) ...................... 26,000 25,733
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 35,000 32,743
Citigroup, Inc.
3 .11% ( SOFR + 284 bps ) , 4/8/26 , Callable 4/8/25 @ 100 (a) ...................... 34,000 33,310
4 .13% , 7/25/28 .................................................... 34,000 32,615
3 .98% ( TSFR3M + 160 bps ) , 3/20/30 , Callable 3/20/29 @ 100 (a) .................. 35,000 33,022
4 .41% ( SOFR + 391 bps ) , 3/31/31 , Callable 3/31/30 @ 100 (a) .................... 35,000 33,357
6 .17% ( SOFR + 266 bps ) , 5/25/34 , Callable 5/25/33 @ 100 (a) .................... 32,000 32,549
Citizens Financial Group, Inc.
2 .85% , 7/27/26 , Callable 4/27/26 @ 100 .................................. 28,000 26,456
5 .84% ( SOFR + 201 bps ) , 1/23/30 , Callable 1/23/29 @ 100 (a) .................... 26,000 25,913
Corebridge Financial, Inc. , 3 .65% , 4/5/27 , Callable 3/5/27 @ 100 .................... 34,000 32,550
Fifth Third Bancorp
1 .71% ( SOFR + 69 bps ) , 11/1/27 , Callable 11/1/26 @ 100 (a) ..................... 36,000 32,995
5 .63% ( SOFR + 184 bps ) , 1/29/32 , Callable 1/29/31 @ 100 (a) .................... 33,000 32,699
Fifth Third Bank NA , 2 .25% , 2/1/27 , Callable 1/1/27 @ 100 ........................ 36,000 33,302
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 41,000 32,705
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 28,000 26,679
Fiserv, Inc.
3 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 36,000 33,292
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 33,000 33,284
Ford Motor Credit Co. LLC
4 .39% , 1/8/26 , MTN ................................................ 34,000 33,276
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 32,000 32,985
General Motors Financial Co., Inc. , 2 .70% , 8/20/27 , Callable 6/20/27 @ 100 ............ 36,000 33,223
Global Payments, Inc.
4 .80% , 4/1/26 , Callable 1/1/26 @ 100 .................................... 33,000 32,588
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 33,000 32,352
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (a) ...................... 34,000 32,939
5 .02% ( SOFR + 205 bps ) , 5/17/33 , Callable 5/17/32 @ 100 (a) .................... 35,000 33,097
JPMorgan Chase & Co.
4 .13% , 12/15/26 .................................................... 54,000 52,598
1 .47% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (a) ..................... 58,000 53,259
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (a) .................... 56,000 52,752
5 .58% ( SOFR + 116 bps ) , 4/22/30 , Callable 4/22/29 @ 100 (a) .................... 52,000 52,824
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (a) .................. 60,000 52,584
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (a) ...................... 65,000 52,913
6 .25% ( SOFR + 181 bps ) , 10/23/34 , Callable 10/23/33 @ 100 (a) .................. 49,000 51,968
KeyBank NA
3 .90% , 4/13/29 .................................................... 44,000 39,540
5 .00% , 1/26/33 , Callable 10/26/32 @ 100 ................................. 29,000 26,732
Lincoln National Corp. , 3 .05% , 1/15/30 , Callable 10/15/29 @ 100 .................... 37,000 32,870
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (a) .......... 35,000 32,383
MetLife, Inc. , 4 .55% , 3/23/30 , Callable 12/23/29 @ 100 ........................... 33,000 32,407

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
73
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Morgan Stanley
4 .35% , 9/8/26 , MTN ................................................ $ 54,000 $ 52,810
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (a) ....................... 57,000 53,130
6 .30% ( SOFR + 224 bps ) , 10/18/28 , Callable 10/18/27 @ 100 (a) .................. 38,000 39,181
4 .43% ( TSFR3M + 189 bps ) , 1/23/30 , Callable 1/23/29 @ 100 , MTN (a) ............. 41,000 39,636
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (a) ............... 65,000 52,237
6 .34% ( SOFR + 256 bps ) , 10/18/33 , Callable 10/18/32 @ 100 (a) .................. 49,000 52,022
5 .25% ( SOFR + 187 bps ) , 4/21/34 , Callable 4/21/33 @ 100 , MTN (a) ............... 53,000 52,193
NextEra Energy Capital Holdings, Inc.
4 .95% , 1/29/26 .................................................... 27,000 26,842
3 .55% , 5/1/27 , Callable 2/1/27 @ 100 .................................... 28,000 26,742
1 .90% , 6/15/28 , Callable 4/15/28 @ 100 .................................. 37,000 32,713
5 .25% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 27,000 26,528
Northern Trust Corp.
4 .00% , 5/10/27 , Callable 4/10/27 @ 100 .................................. 34,000 33,193
6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ................................... 31,000 32,513
PNC Bank NA , 4 .05% , 7/26/28 ............................................. 35,000 33,254
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 31,000 25,931
Prudential Financial, Inc. , 3 .88% , 3/27/28 , Callable 12/27/27 @ 100 , MTN .............. 34,000 32,626
Reinsurance Group of America, Inc. , 3 .90% , 5/15/29 , Callable 2/15/29 @ 100 ........... 35,000 32,838
Santander Holdings USA, Inc. , 6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (a) . 32,000 32,750
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (a) .......... 33,000 32,632
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 40,000 33,083
The Allstate Corp.
3 .28% , 12/15/26 , Callable 9/15/26 @ 100 ................................. 28,000 26,788
1 .45% , 12/15/30 , Callable 9/15/30 @ 100 ................................. 33,000 26,350
The Bank of New York Mellon Corp. , 5 .83% ( SOFRINDX + 207 bps ) , 10/25/33 , Callable
10/25/32 @ 100 , MTN (a) ............................................. 32,000 33,169
The Charles Schwab Corp.
2 .45% , 3/3/27 , Callable 2/3/27 @ 100 .................................... 28,000 26,113
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (a) .................... 26,000 26,496
The Goldman Sachs Group, Inc.
1 .95% ( SOFR + 91 bps ) , 10/21/27 , Callable 10/21/26 @ 100 (a) ................... 36,000 33,243
3 .62% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (a) .................... 34,000 32,503
6 .48% ( SOFR + 177 bps ) , 10/24/29 , Callable 10/24/28 @ 100 (a) .................. 32,000 33,417
2 .60% , 2/7/30 , Callable 11/7/29 @ 100 ................................... 38,000 33,295
3 .10% ( SOFR + 141 bps ) , 2/24/33 , Callable 2/24/32 @ 100 (a) .................... 38,000 32,503
The PNC Financial Services Group, Inc.
5 .81% ( SOFR + 132 bps ) , 6/12/26 , Callable 6/12/25 @ 100 (a) .................... 26,000 26,027
6 .62% ( SOFRINDX + 173 bps ) , 10/20/27 , Callable 10/20/26 @ 100 (a) .............. 26,000 26,627
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 45,000 39,451
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (a) .................... 26,000 26,133
Toyota Motor Credit Corp.
3 .05% , 3/22/27 , MTN ................................................ 35,000 33,245
4 .80% , 1/5/34 , MTN ................................................ 34,000 33,018
Truist Financial Corp.
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (a) .................. 45,000 39,414
5 .44% ( SOFR + 162 bps ) , 1/24/30 , Callable 1/24/29 @ 100 , MTN (a) ............... 40,000 39,875
5 .12% ( SOFR + 185 bps ) , 1/26/34 , Callable 1/26/33 @ 100 , MTN (a) ............... 41,000 39,246
U.S. Bancorp
3 .95% , 11/17/25 , Callable 10/17/25 @ 100 , MTN ............................ 34,000 33,358
3 .10% , 4/27/26 , Callable 3/27/26 @ 100 , MTN ............................. 34,000 32,600
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (a) .................... 32,000 32,489
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (a) .................... 35,000 33,170
Wells Fargo & Co.
4 .10% , 6/3/26 , MTN ................................................ 34,000 33,134
5 .20% ( SOFR + 150 bps ) , 1/23/30 , Callable 1/22/29 @ 100 (a) .................... 40,000 39,828
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (a) ........... 37,000 32,804
2 .57% ( TSFR3M + 126 bps ) , 2/11/31 , Callable 2/11/30 @ 100 , MTN (a) ............. 38,000 32,876
5 .50% ( SOFR + 178 bps ) , 1/23/35 , Callable 1/23/34 @ 100 (a) .................... 39,000 38,906
Wells Fargo Bank NA , 4 .81% , 1/15/26 , Callable 12/14/25 @ 100 ..................... 40,000 39,735
Willis North America, Inc. , 4 .65% , 6/15/27 , Callable 5/15/27 @ 100 .................. 34,000 33,421
3,791,226

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
74
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Health Care (2.1%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. $ 36,000 $ 33,042
4 .95% , 3/15/31 , Callable 1/15/31 @ 100 .................................. 33,000 32,913
5 .05% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 33,000 32,898
Amgen, Inc.
1 .65% , 8/15/28 , Callable 6/15/28 @ 100 .................................. 38,000 33,241
5 .25% , 3/2/30 , Callable 1/2/30 @ 100 .................................... 33,000 33,243
2 .00% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 41,000 33,014
Baxter International, Inc.
2 .60% , 8/15/26 , Callable 5/15/26 @ 100 .................................. 28,000 26,452
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 32,000 26,248
Becton Dickinson & Co. , 4 .69% , 2/13/28 , Callable 1/13/28 @ 100 .................... 33,000 32,524
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 35,000 33,143
Bristol-Myers Squibb Co.
3 .45% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 41,000 39,116
5 .10% , 2/22/31 , Callable 12/22/30 @ 100 ................................. 39,000 39,136
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 37,000 38,831
Centene Corp. , 4 .25% , 12/15/27 , Callable 7/18/24 @ 101.42 ........................ 41,000 39,147
CVS Health Corp.
3 .63% , 4/1/27 , Callable 2/1/27 @ 100 .................................... 34,000 32,614
1 .30% , 8/21/27 , Callable 6/21/27 @ 100 .................................. 30,000 26,575
1 .75% , 8/21/30 , Callable 5/21/30 @ 100 .................................. 32,000 26,007
5 .30% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 27,000 26,362
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 38,000 33,161
Elevance Health, Inc.
1 .50% , 3/15/26 , Callable 2/15/26 @ 100 .................................. 28,000 26,282
4 .10% , 3/1/28 , Callable 12/1/27 @ 100 ................................... 27,000 26,111
HCA, Inc.
5 .38% , 9/1/26 , Callable 3/1/26 @ 100 .................................... 26,000 25,935
4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .................................. 28,000 26,518
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 26,000 25,832
Humana, Inc.
5 .75% , 12/1/28 , Callable 11/1/28 @ 100 .................................. 32,000 32,627
5 .88% , 3/1/33 , Callable 12/1/32 @ 100 ................................... 32,000 32,572
Pfizer, Inc.
2 .63% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 37,000 32,809
1 .75% , 8/18/31 , Callable 5/18/31 @ 100 .................................. 40,000 32,477
Revvity, Inc.
3 .30% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 29,000 26,390
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 31,000 25,942
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 (b) ................................ 26,000 25,981
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (b) .................................. 26,000 25,920
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (b) ............................... 27,000 26,500
The Cigna Group
5 .69% , 3/15/26 , Callable 7/15/24 @ 100 .................................. 26,000 25,977
3 .40% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 34,000 32,504
The Cigna Group. , 2 .40% , 3/15/30 , Callable 12/15/29 @ 100 ........................ 30,000 25,960
Universal Health Services, Inc.
2 .65% , 10/15/30 , Callable 7/15/30 @ 100 ................................. 31,000 26,427
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 32,000 26,084
1,146,515
Industrials (1.6%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 40,000 33,175
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 39,000 38,830
Air Lease Corp.
3 .00% , 2/1/30 , Callable 11/1/29 @ 100 , MTN .............................. 37,000 32,762
2 .88% , 1/15/32 , Callable 10/15/31 @ 100 , MTN ............................. 39,000 32,633
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 37,000 32,594
Carrier Global Corp.
2 .49% , 2/15/27 , Callable 12/15/26 @ 100 ................................. 35,000 32,772
2 .72% , 2/15/30 , Callable 11/15/29 @ 100 .................................. 37,000 32,678

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
75
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 ........................... $ 33,000 $ 32,670
FedEx Corp.
3 .40% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 28,000 26,500
4 .90% , 1/15/34 .................................................... 27,000 26,352
Fortune Brands Innovations, Inc. , 3 .25% , 9/15/29 , Callable 6/15/29 @ 100 .............. 36,000 32,635
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 49,000 39,811
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 33,000 33,069
Hubbell, Inc. , 3 .50% , 2/15/28 , Callable 11/15/27 @ 100 ........................... 35,000 33,046
Leidos, Inc. , 5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ............................ 32,000 32,265
Otis Worldwide Corp. , 2 .57% , 2/15/30 , Callable 11/15/29 @ 100 ..................... 37,000 32,465
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 37,000 32,581
RTX Corp.
4 .13% , 11/16/28 , Callable 8/16/28 @ 100 .................................. 34,000 32,745
2 .25% , 7/1/30 , Callable 4/1/30 @ 100 .................................... 39,000 33,278
Ryder System, Inc.
2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ............................... 35,000 32,973
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 26,000 26,054
The Boeing Co.
6 .26% , 5/1/27 , Callable 4/1/27 @ 100 (b) .................................. 33,000 33,239
5 .15% , 5/1/30 , Callable 2/1/30 @ 100 .................................... 34,000 32,642
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 38,000 33,256
The Timken Co. , 4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ......................... 34,000 32,977
Union Pacific Corp.
6 .63% , 2/1/29 ..................................................... 31,000 33,164
2 .80% , 2/14/32 , Callable 12/15/31 @ 100 ................................. 38,000 32,771
879,937
Information Technology (1.7%):
Arrow Electronics, Inc. , 3 .88% , 1/12/28 , Callable 10/12/27 @ 100 .................... 35,000 33,137
Autodesk, Inc.
3 .50% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 34,000 32,564
2 .40% , 12/15/31 , Callable 9/15/31 @ 100 ................................. 40,000 33,169
Broadcom, Inc.
4 .11% , 9/15/28 , Callable 6/15/28 @ 100 .................................. 34,000 32,797
4 .75% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 33,000 32,548
4 .15% , 11/15/30 , Callable 8/15/30 @ 100 .................................. 35,000 33,064
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (b) ................................ 38,000 32,751
Dell International LLC/EMC Corp.
5 .25% , 2/1/28 , Callable 1/1/28 @ 100 .................................... 33,000 33,218
5 .30% , 10/1/29 , Callable 7/1/29 @ 100 ................................... 33,000 33,181
5 .75% , 2/1/33 , Callable 11/1/32 @ 100 ................................... 32,000 32,896
HP, Inc. , 1 .45% , 6/17/26 , Callable 5/17/26 @ 100 ................................ 36,000 33,390
Jabil, Inc.
4 .25% , 5/15/27 , Callable 4/15/27 @ 100 .................................. 27,000 26,140
3 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 31,000 26,384
KLA Corp. , 4 .65% , 7/15/32 , Callable 4/15/32 @ 100 ............................. 34,000 33,162
Lam Research Corp. , 1 .90% , 6/15/30 , Callable 3/15/30 @ 100 ....................... 39,000 32,906
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 36,000 32,492
Micron Technology, Inc.
4 .19% , 2/15/27 , Callable 12/15/26 @ 100 ................................. 34,000 33,048
5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ................................... 32,000 32,702
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 42,000 39,371
2 .65% , 7/15/26 , Callable 4/15/26 @ 100 .................................. 42,000 39,801
2 .88% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 46,000 39,736
4 .90% , 2/6/33 , Callable 11/6/32 @ 100 ................................... 40,000 38,820
Qorvo, Inc. , 4 .38% , 10/15/29 , Callable 10/15/24 @ 102.19 ......................... 35,000 33,026
Teledyne Technologies, Inc. , 2 .25% , 4/1/28 , Callable 2/1/28 @ 100 ................... 29,000 26,071
TSMC Arizona Corp.
3 .88% , 4/22/27 , Callable 3/22/27 @ 100 .................................. 34,000 32,871
2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ................................. 39,000 33,008
Workday, Inc.
3 .70% , 4/1/29 , Callable 2/1/29 @ 100 .................................... 35,000 32,853

Victory Portfolios II
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76
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
3 .80% , 4/1/32 , Callable 1/1/32 @ 100 .................................... $ 37,000 $ 33,246
928,352
Materials (0.7%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 40,000 39,346
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 38,000 33,156
Avery Dennison Corp. , 4 .88% , 12/6/28 , Callable 9/6/28 @ 100 ...................... 33,000 32,514
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 39,000 32,960
Freeport-McMoRan, Inc.
4 .13% , 3/1/28 , Callable 8/2/24 @ 101.38 .................................. 27,000 25,911
4 .63% , 8/1/30 , Callable 8/1/25 @ 102.31 .................................. 27,000 25,992
LYB International Finance III LLC
2 .25% , 10/1/30 , Callable 7/1/30 @ 100 ................................... 31,000 26,191
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 26,000 26,322
Packaging Corp. of America , 3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................ 35,000 33,092
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 39,000 32,621
The Dow Chemical Co.
2 .10% , 11/15/30 , Callable 8/15/30 @ 100 .................................. 31,000 26,144
6 .30% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 19,000 20,045
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 31,000 26,082
380,376
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc. , 3 .80% , 4/15/26 , Callable 2/15/26 @ 100 ........... 34,000 33,056
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 42,000 32,777
CBRE Services, Inc.
5 .50% , 4/1/29 , Callable 3/1/29 @ 100 .................................... 26,000 26,101
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 26,000 26,313
Crown Castle, Inc.
4 .30% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 41,000 39,140
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 48,000 39,465
DOC DR. LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ........................... 40,000 33,044
ERP Operating LP
2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ................................... 35,000 33,205
3 .00% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 36,000 32,706
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 45,000 39,493
GLP Capital LP/GLP Financing II, Inc.
5 .38% , 4/15/26 , Callable 1/15/26 @ 100 .................................. 27,000 26,784
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 31,000 26,016
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 33,000 26,379
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 37,000 33,036
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 37,000 32,673
Kilroy Realty LP , 3 .05% , 2/15/30 , Callable 11/15/29 @ 100 ........................ 31,000 26,134
Regency Centers LP
3 .60% , 2/1/27 , Callable 11/1/26 @ 100 ................................... 34,000 32,620
5 .25% , 1/15/34 , Callable 10/15/33 @ 100 ................................. 33,000 32,141
Retail Opportunity Investments Partnership LP , 6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ... 25,000 25,876
Simon Property Group LP , 2 .20% , 2/1/31 , Callable 11/1/30 @ 100 .................... 48,000 39,663
VICI Properties LP , 4 .75% , 2/15/28 , Callable 1/15/28 @ 100 ........................ 34,000 33,174
669,796
Utilities (1.7%):
AEP Texas, Inc. , 3 .95% , 6/1/28 , Callable 3/1/28 @ 100 ............................ 35,000 33,242
Ameren Corp. , 1 .95% , 3/15/27 , Callable 2/15/27 @ 100 ........................... 36,000 33,059
Arizona Public Service Co.
2 .60% , 8/15/29 , Callable 5/15/29 @ 100 .................................. 37,000 32,742
5 .55% , 8/1/33 , Callable 5/1/33 @ 100 .................................... 33,000 32,734
DTE Electric Co.
1 .90% , 4/1/28 , Callable 2/1/28 @ 100 .................................... 44,000 39,414
5 .20% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 39,000 38,944
Duke Energy Carolinas LLC , 3 .95% , 11/15/28 , Callable 8/15/28 @ 100 ................ 34,000 32,685
Duke Energy Corp. , 2 .65% , 9/1/26 , Callable 6/1/26 @ 100 ......................... 35,000 33,099
Duke Energy Florida LLC , 3 .80% , 7/15/28 , Callable 4/15/28 @ 100 .................. 41,000 39,164

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VictoryShares WestEnd Economic Cycle Bond ETF
77
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Entergy Corp.
2 .95% , 9/1/26 , Callable 6/1/26 @ 100 .................................... $ 42,000 $ 39,835
2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ................................... 48,000 39,611
Entergy Louisiana LLC , 3 .12% , 9/1/27 , Callable 6/1/27 @ 100 ...................... 35,000 33,025
Exelon Corp.
5 .15% , 3/15/28 , Callable 2/15/28 @ 100 .................................. 26,000 25,928
4 .05% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 28,000 26,294
Florida Power & Light Co.
3 .30% , 5/30/27 , Callable 2/28/27 @ 100 .................................. 28,000 26,667
2 .45% , 2/3/32 , Callable 11/3/31 @ 100 ................................... 31,000 25,837
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 42,000 39,597
MidAmerican Energy Co. , 3 .65% , 4/15/29 , Callable 1/15/29 @ 100 ................... 35,000 33,088
Oncor Electric Delivery Co. LLC , 5 .75% , 3/15/29 , Callable 12/15/28 @ 100 ............ 32,000 32,954
Piedmont Natural Gas Co., Inc. , 3 .50% , 6/1/29 , Callable 3/1/29 @ 100 ................. 36,000 33,248
Potomac Electric Power Co. , 5 .20% , 3/15/34 , Callable 12/15/33 @ 100 ................ 33,000 32,981
The Southern Co.
3 .25% , 7/1/26 , Callable 4/1/26 @ 100 .................................... 34,000 32,691
4 .85% , 6/15/28 , Callable 4/15/28 @ 100 .................................. 33,000 32,659
3 .70% , 4/30/30 , Callable 1/30/30 @ 100 .................................. 36,000 33,218
5 .70% , 10/15/32 , Callable 4/15/32 @ 100 ................................. 32,000 32,683
Union Electric Co.
2 .95% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 21,000 19,808
2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 24,000 19,293
Wisconsin Electric Power Co. , 1 .70% , 6/15/28 , Callable 4/15/28 @ 100 ................ 37,000 32,746
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 49,000 39,570
946,816
Total Corporate Bonds (Cost $11,459,828) 11,414,581
Yankee Dollars (3.2%)
Communication Services (0.2%):
Rogers Communications, Inc.
5 .00% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 40,000 39,511
3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 44,000 39,322
78,833
Consumer Staples (0.1%):
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl
5 .50% , 1/15/30 , Callable 1/15/25 @ 102.75 ................................ 27,000 26,587
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 33,000 32,819
59,406
Energy (0.1%):
Shell International Finance BV , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ................. 30,000 26,759
TransCanada PipeLines Ltd. , 6 .20% , 3/9/26 , Callable 7/18/24 @ 100 .................. 33,000 33,026
59,785
Financials (2.2%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1 .75% , 1/30/26 , Callable 12/30/25 @ 100 ................................. 28,000 26,388
3 .00% , 10/29/28 , Callable 8/29/28 @ 100 ................................. 29,000 26,357
3 .30% , 1/30/32 , Callable 10/30/31 @ 100 ................................. 31,000 26,640
Banco Santander SA
2 .96% , 3/25/31 .................................................... 38,000 32,452
6 .92% , 8/8/33 ..................................................... 31,000 32,402
Barclays PLC
2 .85% ( SOFR + 271 bps ) , 5/7/26 , Callable 5/7/25 @ 100 (a) ...................... 34,000 33,147
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (a) ................ 36,000 33,296
4 .84% , 5/9/28 , Callable 5/7/27 @ 100 .................................... 34,000 32,809
5 .09% ( US0003M + 305 bps ) , 6/20/30 , Callable 6/20/29 @ 100 (a) ................. 34,000 32,522
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (a) ...................... 32,000 32,798
Brookfield Finance, Inc. , 3 .90% , 1/25/28 , Callable 10/25/27 @ 100 ................... 28,000 26,710

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
78
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
Deutsche Bank AG
5 .37% , 9/9/27 ..................................................... $ 33,000 $ 33,037
6 .82% ( SOFR + 251 bps ) , 11/20/29 , Callable 11/20/28 @ 100 (a) .................. 32,000 33,269
7 .08% ( SOFR + 365 bps ) , 2/10/34 , Callable 11/10/32 @ 100 (a) ................... 32,000 32,573
HSBC Holdings PLC
2 .25% ( SOFR + 110 bps ) , 11/22/27 , Callable 11/22/26 @ 100 (a) .................. 43,000 39,856
6 .16% ( SOFR + 197 bps ) , 3/9/29 , Callable 3/9/28 @ 100 (a) ...................... 39,000 39,887
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (a) .................... 45,000 39,550
7 .40% ( SOFR + 302 bps ) , 11/13/34 , Callable 11/13/33 @ 100 (a) .................. 36,000 39,052
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (a) ................... 36,000 33,436
5 .87% ( H15T1Y + 170 bps ) , 3/6/29 , Callable 3/6/28 @ 100 (a) .................... 32,000 32,428
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (a) ................. 29,000 32,570
5 .68% ( H15T1Y + 175 bps ) , 1/5/35 , Callable 1/5/34 @ 100 (a) .................... 33,000 32,854
Mitsubishi UFJ Financial Group, Inc.
5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @ 100 (a) .................. 33,000 32,776
5 .35% ( H15T1Y + 190 bps ) , 9/13/28 , Callable 9/13/27 @ 100 (a) .................. 33,000 33,048
3 .74% , 3/7/29 ..................................................... 35,000 33,061
NatWest Group PLC
4 .89% ( US0003M + 175 bps ) , 5/18/29 , Callable 5/18/28 @ 100 (a) ................. 34,000 33,247
5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (a) ................. 33,000 32,437
Pfizer Investment Enterprises Pte Ltd. , 4 .45% , 5/19/28 , Callable 4/19/28 @ 100 .......... 33,000 32,424
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (a) ........................................................... 39,000 32,804
Sumitomo Mitsui Financial Group, Inc.
2 .47% , 1/14/29 .................................................... 44,000 39,165
5 .77% , 1/13/33 .................................................... 38,000 39,049
The Bank of Nova Scotia , 4 .50% , 12/16/25 .................................... 34,000 33,467
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (a) . 55,000 52,345
UBS AG
1 .25% , 6/1/26 ..................................................... 36,000 33,308
5 .65% , 9/11/28 ..................................................... 32,000 32,570
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (a) . 34,000 32,811
1,216,545
Health Care (0.2%):
Royalty Pharma PLC
1 .75% , 9/2/27 , Callable 7/2/27 @ 100 .................................... 29,000 26,049
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 33,000 26,507
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 40,000 33,042
85,598
Industrials (0.2%):
Aircastle Ltd. , 4 .25% , 6/15/26 , Callable 4/15/26 @ 100 ............................ 34,000 33,142
Pentair Finance Sarl
4 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 34,000 32,916
5 .90% , 7/15/32 , Callable 4/15/32 @ 100 .................................. 32,000 32,657
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 32,000 32,206
130,921
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc.
4 .30% , 6/18/29 , Callable 3/18/29 @ 100 .................................. 34,000 32,627
5 .00% , 1/15/33 , Callable 10/15/32 @ 100 ................................. 34,000 33,168
65,795
Materials (0.1%):
ArcelorMittal SA
4 .25% , 7/16/29 .................................................... 34,000 32,536
6 .80% , 11/29/32 , Callable 8/29/32 @ 100 .................................. 31,000 32,704
65,240
Total Yankee Dollars (Cost $1,768,979) 1,762,123

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
79
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Principal Amount Value
U.S. Treasury Obligations (74.3%)
U.S. Treasury Bonds
4 .25% , 5/15/39 .................................................... $ 850,000 $ 830,609
2 .50% , 2/15/45 .................................................... 3,490,000 2,488,806
1 .63% , 11/15/50 .................................................... 7,440,000 4,072,238
2 .88% , 5/15/52 .................................................... 3,380,000 2,477,434
4 .25% , 2/15/54 .................................................... 2,600,000 2,476,500
U.S. Treasury Notes
2 .63% , 5/31/27 .................................................... 2,540,000 2,408,833
3 .63% , 5/31/28 .................................................... 4,120,000 4,002,516
1 .88% , 2/28/29 .................................................... 4,940,000 4,423,230
3 .75% , 6/30/30 .................................................... 2,170,000 2,100,831
3 .75% , 12/31/30 .................................................... 2,180,000 2,106,084
4 .13% , 3/31/31 .................................................... 1,920,000 1,894,800
2 .88% , 5/15/32 .................................................... 5,400,000 4,865,063
4 .13% , 11/15/32 .................................................... 2,990,000 2,940,011
4 .50% , 11/15/33 .................................................... 2,700,000 2,725,313
4 .00% , 2/15/34 .................................................... 1,290,000 1,252,509
Total U.S. Treasury Obligations (Cost $41,493,575) 41,064,777
Total Investments (Cost $54,722,382) — 98.2% 54,241,481
Other assets in excess of liabilities — 1.8% 998,740
NET ASSETS - 100.00% $ 55,240,221
(a) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2024.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$144,391 and amounted to 0.3% of net assets.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of June 30, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2024.

Statements of Assets and Liabilities
June 30, 2024
80
See notes to financial statements.
Victory Portfolios II
VictoryShares
Short-Term Bond
ETF
VictoryShares
Core Intermediate
Bond ETF
VictoryShares
Core Plus
Intermediate Bond
ETF
Assets:
Investments, at value (Cost $635,334,424, $2,183,411,580 and $364,312,333) $ 636,526,184 (a) $ 2,063,128,684 (b) $ 352,981,261 (c)
Cash 1,605,596 496,531 194,318
Deposit with broker for futures contracts — 43,763 1,245,768
Receivables:
Interest and dividends 4,402,691 16,624,547 2,606,585
Investments sold 2,082,000 — 932,934
From Adviser — — 13,806
Prepaid expenses 3,247 11,408 1,627
Total Assets 644,619,718 2,080,304,933 357,976,299
Liabilities:
Payables:
Collateral received on loaned securities 2,488,340 7,772,908 2,626,228
Investments purchased 4,695,194 4,298,347 3,901,825
Variation margin on open futures contracts — — 66,672
Accrued expenses and other payables:
Investment advisory fees 130,095 513,689 99,148
Administration fees 28,465 93,661 6,300
Custodian fees 4,702 14,691 2,565
Compliance fees 495 1,626 276
Trustees' fees — — (d) —
Other accrued expenses 46,459 102,855 31,375
Total Liabilities 7,393,750 12,797,777 6,734,389
Commitments and contingencies (Note 5 )
Net Assets:
Capital 644,494,750 2,232,465,100 383,634,895
Total accumulated earnings (loss) (7,268,782) (164,957,944) (32,392,985)
Net Assets $ 637,225,968 $ 2,067,507,156 $ 351,241,910
Shares outstanding (unlimited shares authorized, no par value): 12,800,000 44,950,000 16,450,000
Net asset value: $ 49 .78 $ 46 .00 $ 21 .35
(a) Includes $2,400,192 of securities on loan.
(b) Includes $7,460,147 of securities on loan.
(c) Includes $2,490,747 of securities on loan.
(d) Rounds to less than $1.

Statements of Assets and Liabilities
June 30, 2024
81
See notes to financial statements.
Victory Portfolios II
VictoryShares
Corporate Bond
ETF
VictoryShares
WestEnd
Economic Cycle
Bond ETF
Assets:
Investments, at value (Cost $147,749,751 and $54,722,382) $ 133,606,799 (a) $ 54,241,481
Cash 553,046 587,254
Receivables:
Interest and dividends 1,318,828 478,518
From Adviser 5,406 12,760
Prepaid expenses 730 —
Total Assets 135,484,809 55,320,013
Liabilities:
Payables:
Collateral received on loaned securities 1,042,092 —
Investments purchased 894,997 62,705
Accrued expenses and other payables:
Investment advisory fees 38,466 3,281
Administration fees 2,444 208
Custodian fees 1,123 160
Compliance fees 108 10
Trustees' fees — 77
Other accrued expenses 19,081 13,351
Total Liabilities 1,998,311 79,792
Commitments and contingencies (Note 5 )
Net Assets:
Capital 153,402,597 55,677,544
Total accumulated earnings (loss) (19,916,099) (437,323)
Net Assets $ 133,486,498 $ 55,240,221
Shares outstanding (unlimited shares authorized, no par value): 6,400,000 2,225,000
Net asset value: $ 20 .86 $ 24 .83
(a) Includes $992,235 of securities on loan.

Statements of Operations
For the Year Ended June 30, 2024
82
See notes to financial statements.
Victory Portfolios II
VictoryShares
Short-Term Bond
ETF
VictoryShares Core
Intermediate Bond
ETF
VictoryShares Core
Plus Intermediate
Bond ETF
Investment Income:
Interest $ 30,318,947 $ 71,651,842 $ 13,522,682
Securities lending (net of fees) 17,592 78,233 10,690
Total Income 30,336,539 71,730,075 13,533,372
Expenses:
Investment advisory fees 1,409,458 5,278,347 928,399
Administration fees 311,880 977,413 146,679
Sub-Administration fees 23,333 26,500 26,375
Custodian fees 32,539 90,168 15,931
Trustees' fees 34,038 99,630 16,074
Compliance fees 5,064 15,656 4,611
Legal and audit fees 60,439 161,606 36,789
Line of credit fees 946 1,865 —
Other expenses 73,483 135,072 54,292
Recoupment of prior expenses waived/reimbursed by Adviser 4,498 — —
Total Expenses 1,955,678 6,786,257 1,229,150
Expenses waived/reimbursed by Adviser — — (166,621)
Net Expenses 1,955,679 6,786,257 1,062,529
Net Investment Income (Loss) 28,380,860 64,943,818 12,470,843
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (3,536,617) (21,428,807) (4,535,502)
Net realized gains (losses) from futures contracts — — (928,591)
Net change in unrealized appreciation/depreciation on investment securities 14,553,722 23,902,598 4,815,224
Net change in unrealized appreciation/depreciation on futures contracts — — 253,906
Net realized/unrealized gains (losses) on investments 11,017,105 2,473,791 (394,963)
Change in net assets resulting from operations $ 39,397,965 $ 67,417,609 $ 12,075,880

Statements of Operations
For the Year Ended June 30, 2024
83
See notes to financial statements.
Victory Portfolios II
VictoryShares
Corporate Bond
ETF
VictoryShares
WestEnd Economic
Cycle Bond ETF (a)
Investment Income:
Interest $ 5,007,473 $ 47,904
Securities lending (net of fees) 10,895 —
Total Income 5,018,368 47,904
Expenses:
Investment advisory fees 410,210 3,281
Administration fees 64,865 512
Sub-Administration fees 9,726 1,625
Custodian fees 15,182 160
Trustees' fees 8,549 78
Compliance fees 1,058 10
Legal and audit fees 18,685 8,572
Printing fees 8,680 2,750
Other expenses 15,187 402
Total Expenses 552,142 17,390
Expenses waived/reimbursed by Adviser (83,025) (13,064)
Net Expenses 469,117 4,326
Net Investment Income (Loss) 4,549,251 43,578
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,028,641) —
Net change in unrealized appreciation/depreciation on investment securities 2,611,884 (480,901)
Net realized/unrealized gains (losses) on investments 1,583,243 (480,901)
Change in net assets resulting from operations $ 6,132,494 $ (437,323)
(a) Commencement of operations on June 21, 2024.

84
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Short-Term Bond
ETF
VictoryShares Core Intermediate
Bond ETF
VictoryShares Core Plus
Intermediate Bond ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 28,380,860 $ 15,360,377 $ 64,943,818 $ 38,303,923 $ 12,470,843 $ 8,650,654
Net realized gains (losses) (3,536,617) (3,336,317) (21,428,807) (24,741,872) (5,464,093) (10,921,938)
Net change in unrealized appreciation/
depreciation 14,553,722 2,494,191 23,902,598 (11,754,614) 5,069,130 5,953,984
Change in net assets resulting from
operations 39,397,965 14,518,251 67,417,609 1,807,437 12,075,880 3,682,700
Change in net assets resulting from
distributions to shareholders (29,048,053) (14,792,050) (64,376,364) (36,829,925) (12,367,052) (8,523,875)
Change in net assets resulting from capital
transactions 104,122,571 163,290,349 606,785,620 256,495,140 137,688,685 4,956,424
Change in net assets 114,472,483 163,016,550 609,826,865 221,472,652 137,397,513 115,249
Net Assets:
Beginning of period 522,753,485 359,736,935 1,457,680,291 1,236,207,639 213,844,397 213,729,148
End of period $ 637,225,968 $ 522,753,485 $ 2,067,507,156 $ 1,457,680,291 $ 351,241,910 $ 213,844,397
Capital Transactions:
Proceeds from shares issued $ 145,723,081 $ 185,298,243 $ 648,479,186 $ 290,534,658 $ 137,688,685 $ 4,956,424
Cost of shares redeemed (41,600,510) (22,007,894) (41,693,566) (34,039,518) — —
Change in net assets resulting from capital
transactions $ 104,122,571 $ 163,290,349 $ 606,785,620 $ 256,495,140 $ 137,688,685 $ 4,956,424
Share Transactions:
Issued 2,950,000 3,800,000 14,150,000 6,250,000 6,475,000 225,000
Redeemed (850,000) (450,000) (900,000) (750,000) — —
Change in Shares 2,100,000 3,350,000 13,250,000 5,500,000 6,475,000 225,000

85
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares Corporate Bond
ETF
VictoryShares
WestEnd
Economic
Cycle Bond
ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
For the Period
June 21, 2024
(a)
through
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,549,251 $ 3,390,591 $ 43,578
Net realized gains (losses) (1,028,641) (3,943,739) —
Net change in unrealized appreciation/depreciation 2,611,884 2,399,749 (480,901)
Change in net assets resulting from operations 6,132,494 1,846,601 (437,323)
Change in net assets resulting from distributions to shareholders (4,651,234) (3,314,390) —
Change in net assets resulting from capital transactions 26,519,141 2,631,018 55,677,544
Change in net assets 28,000,401 1,163,229 55,240,221
Net Assets:
Beginning of period 105,486,097 104,322,868 —
End of period $ 133,486,498 $ 105,486,097 $ 55,240,221
Capital Transactions:
Proceeds from shares issued $ 26,519,141 $ 2,631,018 $ 55,677,544
Change in net assets resulting from capital transactions $ 26,519,141 $ 2,631,018 $ 55,677,544
Share Transactions:
Issued 1,275,000 125,000 2,225,000
Change in Shares 1,275,000 125,000 2,225,000
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
VictoryShares Short-Term Bond ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $48.86 $48.94 $51.87 $51.22 $50.65 $49.50
Investment Activities:
Net investment income (loss)(b) 2.48 1.77 0.86 0.84 1.10 1.37
Net realized and unrealized gains (losses) 0.98 (0.17) (2.78) 0.93 0.48 1.13
Total from Investment Activities 3.46 1.60 (1.92) 1.77 1.58 2.50
Distributions to Shareholders from:
Net investment income (2.54) (1.68) (0.84) (0.90) (1.01) (1.35)
Net realized gains — — (0.17) (0.22) — —
Total Distributions (2.54) (1.68) (1.01) (1.12) (1.01) (1.35)
Net Asset Value, End of Period $49.78 $48.86 $48.94 $51.87 $51.22 $50.65
Total Return(c)(d) 7.27% 3.32% (3.73)% 3.48% 3.17% 5.11%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35% 0.32%(g) 0.34%(h) 0.35% 0.35%
Net Investment Income (Loss)(e) 5.03% 3.63% 1.70% 1.62% 2.62% 2.75%
Gross Expenses(e)(f) 0.35% 0.35% 0.36% 0.37% 0.44% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $637,226 $522,753 $359,737 $272,296 $105,000 $83,573
Portfolio Turnover(c)( i ) 60% 53% 67% 80% 72%(j) 30%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
(h) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
( i ) Excludes impact of in-kind transactions.
(j) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

87
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Core Intermediate Bond ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $45.98 $47.18 $53.71 $53.67 $52.48 $48.61
Investment Activities:
Net investment income (loss)(b) 1.68 1.31 0.89 1.08 1.21 1.62
Net realized and unrealized gains (losses) 0.01 (1.26) (6.37) 0.27 1.12 3.81
Total from Investment Activities 1.69 0.05 (5.48) 1.35 2.33 5.43
Distributions to Shareholders from:
Net investment income (1.67) (1.25) (0.92) (1.11) (1.14) (1.56)
Net realized gains — — (0.13) (0.20) — —
Total Distributions (1.67) (1.25) (1.05) (1.31) (1.14) (1.56)
Net Asset Value, End of Period $46.00 $45.98 $47.18 $53.71 $53.67 $52.48
Total Return(c)(d) 3.72% 0.13% (10.35)% 2.55% 4.52% 11.37%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.39% 0.38% 0.39% 0.37%(g) 0.38%(h) 0.39%
Net Investment Income (Loss)(e) 3.69% 2.83% 1.74% 2.01% 2.80% 3.27%
Gross Expenses(e)(f) 0.39% 0.38% 0.39% 0.41% 0.42% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $2,067,507 $1,457,680 $1,236,208 $894,333 $450,789 $314,856
Portfolio Turnover(c)( i ) 22% 23% 24% 16% 13% 3%(j)
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h)
Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher for the ten months ended June 30,
2020.
( i ) Excludes impact of in-kind transactions.
(j) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
,Bo
VictoryShares Core Plus Intermediate Bond
ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 4,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $21.44 $21.92 $25.00
Investment Activities:
Net investment income (loss)(b) 1.00 0.87 0.38
Net realized and unrealized gains (losses) (0.09) (0.49) (3.17)
Total from Investment Activities 0.91 0.38 (2.79)
Distributions to Shareholders from:
Net investment income (1.00) (0.86) (0.29)
Total Distributions (1.00) (0.86) (0.29)
Net Asset Value, End of Period $21.35 $21.44 $21.92
Total Return(c)(d) 4.37% 1.77% (11.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 4.69% 4.04% 2.20%
Gross Expenses(e)(f) 0.46% 0.45% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $351,242 $213,844 $213,729
Portfolio Turnover(c)(g) 36% 60% 56%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

89
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Corporate Bond ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $20.58 $20.86 $25.00
Investment Activities:
Net investment income (loss)(b) 0.80 0.67 0.37
Net realized and unrealized gains (losses) 0.30 (0.30) (4.19)
Total from Investment Activities 1.10 0.37 (3.82)
Distributions to Shareholders from:
Net investment income (0.82) (0.65) (0.32)
Total Distributions (0.82) (0.65) (0.32)
Net Asset Value, End of Period $20.86 $20.58 $20.86
Total Return(c)(d) 5.45% 1.85% (15.37)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40%(g) 0.40%(g) 0.40%
Net Investment Income (Loss)(e) 3.88% 3.26% 2.17%
Gross Expenses(e)(f) 0.47% 0.46% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $133,486 $105,486 $104,323
Portfolio Turnover(c)(h) 9% 27% 9%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
VictoryShares
WestEnd
Economic
Cycle Bond
ETF
June 21,
2024(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.03
Net realized and unrealized gains (losses) (0.20)
Total from Investment Activities (0.17)
Net Asset Value, End of Period $24.83
Total Return(c)(d) (0.71)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40%
Net Investment Income (Loss)(e) 4.03%
Gross Expenses(e)(f) 1.61%
Supplemental Data:
Net Assets at end of period (000's) $55,240
Portfolio Turnover(c)(g) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2024
Victory Portfolios II
91
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations June 21, 2024.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”) in the case of Short-Term Bond ETF and Core
Intermediate Bond ETF, or 25,000 shares in the case of Core Plus Intermediate Bond ETF, Corporate Bond ETF, and WestEnd Economic Cycle
Bond ETF. Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit
Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions
(“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the
Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of
Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Funds (Legal Name) Funds (Short Name)
VictoryShares Short-Term Bond ETF Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF1 Core Intermediate Bond ETF
VictoryShares Core Plus Intermediate Bond ETF Core Plus Intermediate Bond ETF
VictoryShares Corporate Bond ETF Corporate Bond ETF
VictoryShares WestEnd Economic Cycle Bond ETF WestEnd Economic Cycle Bond ETF*
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
Short-Term Bond ETF .................................................. $ 100 2.00%
Core Intermediate Bond ETF ............................................. 100 2.00%
Core Plus Intermediate Bond ETF .......................................... 100 2.00%
Corporate Bond ETF ................................................... 100 2.00%
WestEnd Economic Cycle Bond ETF ........................................ 100 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
92
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Level 1 Level 2 Level 3 Total
Short-Term Bond ETF
Asset-Backed Securities ...................... $ — $ 239,642,702 $ — $ 239,642,702
Collateralized Loan Obligations ................ — 3,358,929 — 3,358,929
Collateralized Mortgage Obligations ............. — 23,142,273 — 23,142,273
Senior Secured Loans ........................ — 658,472 — 658,472
Corporate Bonds ........................... — 220,116,153 — 220,116,153
Yankee Dollars ............................ — 45,486,749 — 45,486,749
Municipal Bonds ........................... — 6,560,669 — 6,560,669
U.S. Government Agency Mortgages ............. — 828,986 — 828,986
U.S. Treasury Obligations ..................... — 55,616,719 — 55,616,719
Commercial Paper .......................... — 38,626,192 — 38,626,192
Collateral for Securities Loaned ................ 2,488,340 — — 2,488,340
Total .................................... $ 2,488,340 $ 634,037,844 $ — $ 636,526,184
Core Intermediate Bond ETF
Asset-Backed Securities ...................... — 237,697,618 — 237,697,618
Collateralized Mortgage Obligations ............. — 88,879,840 — 88,879,840
Corporate Bonds ........................... — 459,163,159 — 459,163,159
Yankee Dollars ............................ — 121,773,102 — 121,773,102
Municipal Bonds ........................... — 20,861,395 — 20,861,395
U.S. Government Agency Mortgages ............. — 257,060,340 — 257,060,340
U.S. Treasury Obligations ..................... — 857,526,675 — 857,526,675
Commercial Paper .......................... — 12,393,647 — 12,393,647
Collateral for Securities Loaned ................ 7,772,908 — — 7,772,908
Total .................................... $ 7,772,908 $ 2,055,355,776 $ — $ 2,063,128,684

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
93
* Futures contracts are presented at the unrealized appreciation (depreciation) on the investment.
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral
Level 1 Level 2 Level 3 Total
Core Plus Intermediate Bond ETF
Asset-Backed Securities ...................... $ — $ 69,466,780 $ — $ 69,466,780
Collateralized Loan Obligations ................ — 12,170,790 — 12,170,790
Collateralized Mortgage Obligations ............. — 29,704,732 — 29,704,732
Senior Secured Loans ........................ — 5,103,401 — 5,103,401
Corporate Bonds ........................... — 51,561,717 — 51,561,717
Yankee Dollars ............................ — 16,734,038 — 16,734,038
Municipal Bonds ........................... — 10,740,355 — 10,740,355
U.S. Government Agency Mortgages ............. — 44,956,200 — 44,956,200
U.S. Treasury Obligations ..................... — 103,546,249 — 103,546,249
Commercial Paper .......................... — 6,370,771 — 6,370,771
Collateral for Securities Loaned ................ 2,626,228 — — 2,626,228
Total .................................... $ 2,626,228 $ 350,355,033 $ — $ 352,981,261
Other Financial Investments:*
Assets:
Futures Contracts ........................... 60,450 — — 60,450
Total .................................... $ 60,450 $ — $ — $ 60,450
Corporate Bond ETF
Corporate Bonds ........................... — 96,599,772 — 96,599,772
Yankee Dollars ............................ — 22,136,802 — 22,136,802
U.S. Treasury Obligations ..................... — 11,399,457 — 11,399,457
Commercial Paper .......................... — 2,428,676 — 2,428,676
Collateral for Securities Loaned ................ 1,042,092 — — 1,042,092
Total .................................... $ 1,042,092 $ 132,564,707 $ — $ 133,606,799
WestEnd Economic Cycle Bond ETF
Corporate Bonds ........................... — 11,414,581 — 11,414,581
Yankee Dollars ............................ — 1,762,123 — 1,762,123
U.S. Treasury Obligations ..................... — 41,064,777 — 41,064,777
Total .................................... $ — $ 54,241,481 $ — $ 54,241,481

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
94
and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Collateralized Loan Obligations (“CLOs”):
CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
95
index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2024:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Interest Rate Risk Exposure: 60,450
Core Plus Intermediate Bond ETF ........................................................................ $ 60,450
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: (928591.00) 253906.00
Core Plus Intermediate Bond ETF ...................................................... $ (928,591) $ 253,906

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
96
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2024:
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2024, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond ETF ............................................. $ 2,400,192 $ — $ 2,488,340
Core Intermediate Bond ETF ........................................ 7,460,147 — 7,772,908
Core Plus Intermediate Bond ETF ..................................... 2,490,747 — 2,626,228
Corporate Bond ETF .............................................. 992,235 — 1,042,092

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
97
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond ETF ............................... $ 339,077,858 $ 293,119,754 $ 58,690,950 $ 14,151,111
Core Intermediate Bond ETF .......................... 270,277,400 153,422,780 717,223,145 218,521,404
Core Plus Intermediate Bond ETF ....................... 98,391,420 69,513,363 125,332,740 23,299,251
Corporate Bond ETF ................................ 25,353,198 9,834,986 11,309,535 945,816
WestEnd Economic Cycle Bond ETF ..................... 13,226,187 — 41,486,875 —
Short-Term Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.9
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.4
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.1
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.1
Core Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.5
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.5
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Core Plus Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.0
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34.5
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.2
Corporate Bond ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
WestEnd Economic Cycle Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31.5
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 58.4
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.3

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
98
Amounts incurred and paid to VCM for the year ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
* In effect, through at least October 31, 2025.
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
Flat Rate
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2024
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%*

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
99
For the year ended June 30, 2024, the following recoupment amounts were paid to the Adviser:
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2024, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities or Bond Risk —  The Funds are subject to the risk that the market value of the bonds in the Funds’ portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds’ portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return.
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Funds’ values could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.
Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Funds may reinvest these early payments at lower interest rates, thereby reducing the Funds’ income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Amount
Short-Term Bond ETF ................................................................................. $ 4,498
Expires
2025
Expires
2026
Expires
2027 Total
Core Plus Intermediate Bond ETF ......................................... $ 93,356 $ 37,130 $ 78,667 $ 209,153
Corporate Bond ETF .................................................. 78,541 26,128 43,837 148,506
WestEnd Economic Cycle Bond ETF ....................................... — — 12,760 12,760
Amount
Core Plus Intermediate Bond ETF ......................................................................... $ 87,954
Corporate Bond ETF .................................................................................. 39,188
WestEnd Economic Cycle Bond ETF ....................................................................... 304

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
100
Limited History of Operations Risk — WestEnd Economic Cycle ETF fund is new and, therefore, has a limited history of operations for investors to evaluate.
Repurchase Agreement Risk — In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Foreign Securities Risk — The Corporate Bond ETF and WestEnd Economic Cycle ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory Funds
Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs.
For the year ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each
Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the
Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the year ended June 30, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Short-Term Bond ETF ..................................... $ — $ 1,809,000 6.36% $ 1,809,000
Declared Paid
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
101
distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2024, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of June 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, callable bonds amortization, and derivatives.
As of June 30, 2024, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
Year Ended June 30, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Short-Term Bond ETF ....................................................................... $ 29,048,053 $ 29,048,053
Core Intermediate Bond ETF .................................................................. 64,376,364 64,376,364
Core Plus Intermediate Bond ETF ............................................................... 12,367,052 12,367,052
Corporate Bond ETF ........................................................................ 4,651,234 4,651,234
Year Ended June 30, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Short-Term Bond ETF ....................................................................... $ 14,792,050 $ 14,792,050
Core Intermediate Bond ETF .................................................................. 36,829,925 36,829,925
Core Plus Intermediate Bond ETF ............................................................... 8,523,875 8,523,875
Corporate Bond ETF ........................................................................ 3,314,390 3,314,390
Undistributed
Ordinary
Income
Accumulated
Earnings (Loss)
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Short-Term Bond ETF ............................ $ 1,899,553 $ 1,899,553 $ (9,704,510) $ 536,175 $ (7,268,782)
Core Intermediate Bond ETF ....................... 4,498,915 4,498,915 (49,032,186) (120,424,673) (164,957,944)
Core Plus Intermediate Bond ETF .................... 922,183 922,183 (21,546,837) (11,768,331) (32,392,985)
Corporate Bond ETF ............................. 321,130 321,130 (5,999,862) (14,237,367) (19,916,099)
WestEnd Economic Cycle Bond ETF .................. 43,578 43,578 — (480,901) (437,323)
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond ETF .................................................. $ (1,978,718) $ (7,725,792) $ (9,704,510)
Core Intermediate Bond ETF ............................................. (5,937,320) (43,094,866) (49,032,186)
Core Plus Intermediate Bond ETF .......................................... (12,191,094) (9,355,743) (21,546,837)
Corporate Bond ETF ................................................... (2,414,733) (3,585,129) (5,999,862)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Term Bond ETF ............................. $ 635,990,009 $ 5,329,013 $ (4,792,838) $ 536,175
Core Intermediate Bond ETF ........................ 2,183,553,357 8,662,563 (129,087,236) (120,424,673)
Core Plus Intermediate Bond ETF ..................... 364,749,592 2,247,996 (14,016,327) (11,768,331)
Corporate Bond ETF .............................. 147,844,166 900,621 (15,137,988) (14,237,367)
WestEnd Economic Cycle Bond ETF ................... 54,722,382 238 (481,139) (480,901)

102
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We  have  audited  the  accompanying  statements  of  assets  and  liabilities,  including  the  schedules  of  investments, of Victory Portfolios II, comprising the funds listed below (the “Funds”) as of June 30, 2024, the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.,
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with  the  custodian,  agent  bank  and  brokers;  when  replies  were  not  received  from  brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles  used  and  significant  estimates  made  by  management,  as  well  as  evaluating  the overall  presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2024
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares Short-Term Bond ETF,
VictoryShares Core Intermediate
Bond ETF,
For the year ended June 30, 2024 For the years ended June 30, 2024, and 2023
For the years ended June 30, 2024,
2023, 2022, 2021, and the ten months
ended June 30, 2020, and the yuear
ended August 31, 2019
VictoryShares Core Plus Intermediate
Bond ETF
For the year ended June 30, 2024 For the years ended June 30, 2024, and 2023
For the years ended June 30, 2024,
and 2023, and for the period from
October 4,2021 (commencement of
operations) through June 30, 2022
VictoryShares Corporate Bond ETF For the year ended June 30, 2024 For the years ended June 30, 2024, and 2023
For the years ended June 30, 2024,
and 2023, and for the period from
October 5,2021 (commencement of
operations) through June 30, 2022
VictoryShares WestEnd Economic
Cycle Bond ETF
For the period from June 21, 2024 (commencement of operations) through June 30, 2024

Supplemental Information
June 30, 2024
Victory Portfolios II
103
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-235-8396. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Portfolios II
104
(Unaudited)
Supplemental Information — continued
June 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios II
105
(Unaudited)
Supplemental Information — continued
June 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”)
The Board approved the Agreement on behalf of the VictoryShares WestEnd Economic Cycle Bond ETF (the “Fund”) at a meeting, which was called for that purpose, on May 21, 2024. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.
The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Fund, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board recognized that management was proposing to add the Fund as an investment portfolio of the Trust and that the Fund had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors::
The requirements of the Fund for the services to be provided by the Adviser;
The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Fund;
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund share-
holders as the Fund grows;
Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The estimated total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The expected profitability of the Adviser with respect to the Adviser’s relationship with the Fund;
Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Fund for administration and fund accounting services;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed the Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Fund and the historical costs associated with operating similar funds. The Board acknowledged that the Fund’s profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Fund’s expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Fund were being proposed at this time.
The Board reviewed various other factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.
Approval of the Agreement on Behalf of the Fund
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an initial two-year period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser’s relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services to be provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and their inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing quality portfolio management teams; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-BOND-ETF-AR (6/24)

June 30, 2024
Annual Report: Full Financials
VictoryShares US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments
VictoryShares US Value Momentum ETF
3
VictoryShares US Small Mid Cap Value Momentum ETF
6
VictoryShares International Value Momentum ETF
12
VictoryShares Emerging Markets Value Momentum ETF
20
VictoryShares WestEnd U.S. Sector ETF
27
VictoryShares WestEnd Global Equity ETF
34
Financial Statements
Statements of Assets and Liabilities
35
Statements of Operations
38
Statements of Changes in Net Assets
41
Financial Highlights
44
Notes to Financial Statements 50
Report of Independent Registered Public Accounting Firm 62
Supplemental Information (Unaudited)
Proxy Voting and Portfolio Holdings Information
63
Additional Federal Income Tax Information
64
Advisory Contract Approval
65

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares US Value Momentum ETF
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (4.9%):
Alphabet, Inc. , Class A ................................................... 5,948 $ 1,083,428
AT&T, Inc. ........................................................... 74,130 1,416,624
Fox Corp. , Class A ...................................................... 39,460 1,356,240
Meta Platforms, Inc. , Class A .............................................. 1,688 851,123
News Corp. , Class A ..................................................... 50,141 1,382,388
Verizon Communications, Inc. .............................................. 30,894 1,274,069
7,363,872
Consumer Discretionary (6.8%):
Chipotle Mexican Grill, Inc. (a) ............................................. 22,537 1,411,943
D.R. Horton, Inc. ....................................................... 6,371 897,865
Domino's Pizza, Inc. ..................................................... 2,392 1,235,061
Expedia Group, Inc. (a) ................................................... 5,964 751,404
Ford Motor Co. ........................................................ 70,889 888,948
General Motors Co. ..................................................... 22,110 1,027,231
Lennar Corp. , Class A .................................................... 6,078 910,910
NVR, Inc. (a) .......................................................... 159 1,206,581
PulteGroup, Inc. ........................................................ 8,495 935,299
Royal Caribbean Cruises Ltd. (a) ............................................ 6,285 1,002,018
10,267,260
Consumer Staples (4.3%):
Archer-Daniels-Midland Co. ............................................... 13,032 787,785
Costco Wholesale Corp. .................................................. 1,898 1,613,281
The Kraft Heinz Co. ..................................................... 41,508 1,337,388
The Kroger Co. ........................................................ 27,166 1,356,398
Tyson Foods, Inc. , Class A ................................................ 22,674 1,295,592
6,390,444
Energy (3.0%):
Diamondback Energy, Inc. ................................................ 6,214 1,243,981
Marathon Petroleum Corp. ................................................ 5,948 1,031,859
Phillips 66 ............................................................ 8,554 1,207,568
Valero Energy Corp. ..................................................... 6,766 1,060,638
4,544,046
Financials (19.9%):
American Express Co. ................................................... 5,647 1,307,563
American International Group, Inc. .......................................... 21,403 1,588,959
Bank of America Corp. ................................................... 31,284 1,244,165
Berkshire Hathaway, Inc. , Class B (a) ......................................... 5,905 2,402,154
Capital One Financial Corp. ............................................... 8,514 1,178,763
Citigroup, Inc. ......................................................... 21,921 1,391,107
Citizens Financial Group, Inc. .............................................. 24,801 893,580
Corebridge Financial, Inc. ................................................. 35,680 1,039,002
Fidelity National Financial, Inc. ............................................ 23,447 1,158,751
Fifth Third Bancorp ..................................................... 25,366 925,605
First Citizens Bancshares, Inc. , Class A ....................................... 588 989,963
Fiserv, Inc. (a) .......................................................... 11,664 1,738,402
Global Payments, Inc. .................................................... 10,916 1,055,577
JPMorgan Chase & Co. .................................................. 8,510 1,721,233
KeyCorp ............................................................. 57,436 816,165
KKR & Co., Inc. ....................................................... 9,829 1,034,404
Loews Corp. .......................................................... 27,342 2,043,541
Synchrony Financial ..................................................... 24,139 1,139,119
The Bank of New York Mellon Corp. ......................................... 28,984 1,735,852
The Goldman Sachs Group, Inc. ............................................ 3,022 1,366,911
The Hartford Financial Services Group, Inc. .................................... 17,430 1,752,412
Wells Fargo & Co. ...................................................... 22,530 1,338,057
29,861,285
Health Care (13.1%):
Boston Scientific Corp. (a) ................................................. 20,269 1,560,916

Victory Portfolios II
VictoryShares US Value Momentum ETF
4
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Cardinal Health, Inc. .................................................... 13,734 $ 1,350,327
Cencora, Inc. .......................................................... 8,211 1,849,938
Centene Corp. (a) ....................................................... 17,982 1,192,207
CVS Health Corp. ...................................................... 16,025 946,436
Elevance Health, Inc. .................................................... 3,066 1,661,343
Eli Lilly & Co. ......................................................... 1,287 1,165,224
HCA Healthcare, Inc. .................................................... 3,712 1,192,591
McKesson Corp. ....................................................... 2,985 1,743,359
Moderna, Inc. (a) ....................................................... 3,609 428,569
Pfizer, Inc. ............................................................ 39,102 1,094,074
Quest Diagnostics, Inc. ................................................... 10,684 1,462,426
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,795 1,886,599
The Cigna Group ....................................................... 2,975 983,446
Viatris, Inc. ........................................................... 104,102 1,106,604
19,624,059
Industrials (16.9%):
Builders FirstSource, Inc. (a) ............................................... 4,100 567,481
Carlisle Cos., Inc. ....................................................... 2,783 1,127,699
Copart, Inc. (a) ......................................................... 27,620 1,495,899
Delta Air Lines, Inc. ..................................................... 19,674 933,335
Eaton Corp. PLC ....................................................... 3,782 1,185,846
FedEx Corp. .......................................................... 4,512 1,352,878
General Dynamics Corp. .................................................. 5,485 1,591,418
General Electric Co. ..................................................... 6,709 1,066,530
Ingersoll Rand, Inc. ..................................................... 14,504 1,317,543
Leidos Holdings, Inc. .................................................... 10,476 1,528,239
Owens Corning ........................................................ 5,580 969,358
PACCAR, Inc. ......................................................... 13,233 1,362,205
Parker-Hannifin Corp. ................................................... 2,367 1,197,252
SS&C Technologies Holdings, Inc. .......................................... 26,612 1,667,774
Textron, Inc. .......................................................... 14,954 1,283,951
TransDigm Group, Inc. ................................................... 1,031 1,317,216
Uber Technologies, Inc. (a) ................................................ 13,146 955,451
U-Haul Holding Co. ..................................................... 16,804 1,008,576
United Airlines Holdings, Inc. (a) ............................................ 13,383 651,217
United Rentals, Inc. ..................................................... 1,218 787,717
Vertiv Holdings Co. , Class A ............................................... 6,387 552,923
Westinghouse Air Brake Technologies Corp. .................................... 8,707 1,376,141
25,296,649
Information Technology (11.3%):
Akamai Technologies, Inc. (a) .............................................. 13,925 1,254,364
Amphenol Corp. , Class A ................................................. 25,593 1,724,200
Broadcom, Inc. ........................................................ 631 1,013,089
Cognizant Technology Solutions Corp. , Class A ................................. 23,823 1,619,964
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,393 916,974
Dell Technologies, Inc. , Class C ............................................ 3,677 507,095
GoDaddy, Inc. , Class A (a) ................................................. 8,550 1,194,521
Hewlett Packard Enterprise Co. ............................................. 53,166 1,125,524
HP, Inc. .............................................................. 27,672 969,074
Intel Corp. ............................................................ 24,636 762,977
International Business Machines Corp. ........................................ 7,848 1,357,312
Jabil, Inc. ............................................................ 5,627 612,161
Micron Technology, Inc. .................................................. 6,208 816,538
NVIDIA Corp. ......................................................... 6,014 742,970
Skyworks Solutions, Inc. ................................................. 10,107 1,077,204
Super Micro Computer, Inc. (a) ............................................. 478 391,649
Western Digital Corp. (a) .................................................. 11,343 859,459
16,945,075
Materials (5.7%):
Celanese Corp. ......................................................... 7,425 1,001,558
LyondellBasell Industries NV , Class A ........................................ 16,588 1,586,808

Victory Portfolios II
VictoryShares US Value Momentum ETF
5
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Martin Marietta Materials, Inc. ............................................. 2,318 $ 1,255,892
Nucor Corp. ........................................................... 6,575 1,039,376
Packaging Corp. of America ............................................... 8,391 1,531,861
Steel Dynamics, Inc. ..................................................... 8,265 1,070,318
Westlake Corp. ........................................................ 7,018 1,016,347
8,502,160
Real Estate (9.1%):
Alexandria Real Estate Equities, Inc. ......................................... 6,969 815,164
AvalonBay Communities, Inc. .............................................. 7,413 1,533,675
CBRE Group, Inc. , Class A (a) .............................................. 12,350 1,100,508
Digital Realty Trust, Inc. .................................................. 7,434 1,130,340
Essex Property Trust, Inc. ................................................. 4,978 1,355,012
Host Hotels & Resorts, Inc. ................................................ 72,460 1,302,831
Iron Mountain, Inc. ..................................................... 15,310 1,372,082
Kimco Realty Corp. ..................................................... 56,308 1,095,754
Simon Property Group, Inc. ............................................... 8,629 1,309,882
VICI Properties, Inc. .................................................... 49,922 1,429,766
Weyerhaeuser Co. ...................................................... 43,956 1,247,911
13,692,925
Utilities (4.5%):
Consolidated Edison, Inc. ................................................. 17,743 1,586,579
Duke Energy Corp. ...................................................... 17,304 1,734,380
Entergy Corp. ......................................................... 13,843 1,481,201
Exelon Corp. .......................................................... 35,091 1,214,500
Vistra Corp. ........................................................... 8,076 694,374
6,711,034
Total Common Stocks (Cost $132,731,379) 149,198,809
Total Investments (Cost $132,731,379) — 99.5% 149,198,809
Other assets in excess of liabilities — 0.5% 703,442
NET ASSETS - 100.00% $ 149,902,251
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 9/20/24 $ 550,258 $ 552,150 $ 1,892
Total unrealized appreciation $ 1,892
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1,892

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
6
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (2.2%):
EchoStar Corp., Class A(a) ................................................ 17,159 $ 305,602
Frontier Communications Parent, Inc.(a) ...................................... 20,058 525,119
GCI Liberty, Inc.(a)(b) ................................................... 4,908 49
IAC, Inc.(a) ........................................................... 15,942 746,883
Nexstar Media Group, Inc. ................................................ 4,336 719,819
Paramount Global, Class B ................................................ 34,341 356,803
Sphere Entertainment Co.(a) ............................................... 13,236 464,054
TEGNA, Inc. .......................................................... 65,946 919,287
Telephone and Data Systems, Inc. ........................................... 20,703 429,173
United States Cellular Corp.(a)(c) ........................................... 7,729 431,433
4,898,222
Consumer Discretionary (16.6%):
Abercrombie & Fitch Co.(a) ............................................... 2,970 528,185
American Eagle Outfitters, Inc. ............................................. 29,759 593,990
Asbury Automotive Group, Inc.(a) ........................................... 3,108 708,220
AutoNation, Inc.(a) ..................................................... 4,794 764,068
Beazer Homes USA, Inc.(a) ............................................... 19,841 545,231
Caleres, Inc. .......................................................... 19,400 651,840
Carvana Co.(a) ......................................................... 3,295 424,132
Century Communities, Inc. ................................................ 8,279 676,063
Chegg, Inc.(a) ......................................................... 115,771 365,836
Dick's Sporting Goods, Inc. ................................................ 3,029 650,781
Dillard's, Inc., Class A ................................................... 1,508 664,108
Dream Finders Homes, Inc., Class A(a) ....................................... 15,931 411,338
First Watch Restaurant Group, Inc.(a) ........................................ 37,378 656,358
G-III Apparel Group Ltd.(a) ............................................... 23,096 625,209
Graham Holdings Co., Class B ............................................. 1,499 1,048,625
Green Brick Partners, Inc.(a) ............................................... 14,762 844,977
Group 1 Automotive, Inc. ................................................. 2,566 762,820
Guess?, Inc.(c) ......................................................... 25,468 519,547
H&R Block, Inc. ....................................................... 20,294 1,100,544
Hyatt Hotels Corp., Class A ................................................ 6,645 1,009,508
Installed Building Products, Inc. ............................................ 3,126 642,956
KB Home ............................................................ 10,904 765,243
Kohl's Corp. .......................................................... 19,235 442,213
Levi Strauss & Co., Class A ............................................... 31,523 607,763
M/I Homes, Inc.(a) ...................................................... 5,599 683,862
Macy's, Inc. ........................................................... 26,837 515,270
Meritage Homes Corp. ................................................... 4,001 647,562
Modine Manufacturing Co.(a) .............................................. 5,565 557,557
Mohawk Industries, Inc.(a) ................................................ 6,490 737,199
Murphy USA, Inc. ...................................................... 2,631 1,235,149
Patrick Industries, Inc. ................................................... 7,646 829,973
Phinia, Inc. ........................................................... 16,853 663,334
PVH Corp. ........................................................... 5,322 563,440
Ralph Lauren Corp. ..................................................... 4,484 784,969
Signet Jewelers Ltd. ..................................................... 5,467 489,734
Skechers USA, Inc., Class A(a) ............................................. 12,677 876,234
Sonic Automotive, Inc., Class A ............................................ 10,276 559,734
Stride, Inc.(a) .......................................................... 11,960 843,180
Taylor Morrison Home Corp.(a) ............................................ 13,809 765,571
Texas Roadhouse, Inc. ................................................... 6,566 1,127,448
The Gap, Inc. .......................................................... 13,921 332,573
The Goodyear Tire & Rubber Co.(a) ......................................... 58,857 668,027
The ODP Corp.(a) ...................................................... 19,013 746,640
Thor Industries, Inc. ..................................................... 7,289 681,157
Toll Brothers, Inc. ...................................................... 6,105 703,174
TopBuild Corp.(a) ...................................................... 1,660 639,548
Tri Pointe Homes, Inc.(a) ................................................. 21,059 784,448
Under Armour, Inc., Class A(a) ............................................. 90,591 604,242
Upbound Group, Inc. .................................................... 25,168 772,658

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
7
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Vista Outdoor, Inc.(a) .................................................... 17,989 $ 677,286
Williams-Sonoma, Inc. ................................................... 2,186 617,261
Wingstop, Inc. ......................................................... 2,176 919,708
Winnebago Industries, Inc. ................................................ 13,308 721,294
Worthington Enterprises, Inc. .............................................. 13,006 615,574
37,373,361
Consumer Staples (4.0%):
Cal-Maine Foods, Inc. ................................................... 14,098 861,529
Coca-Cola Consolidated, Inc. .............................................. 825 895,125
Ingredion, Inc. ......................................................... 12,687 1,455,199
Molson Coors Beverage Co., Class B ......................................... 21,017 1,068,294
Post Holdings, Inc.(a) .................................................... 12,098 1,260,128
Spectrum Brands Holdings, Inc. ............................................ 9,814 843,317
Sprouts Farmers Market, Inc.(a) ............................................ 11,048 924,276
The Andersons, Inc. ..................................................... 15,223 755,061
Universal Corp. ........................................................ 17,519 844,240
8,907,169
Energy (6.9%):
Archrock, Inc. ......................................................... 42,796 865,335
California Resources Corp. ................................................ 16,371 871,265
Chesapeake Energy Corp.(c) ............................................... 11,467 942,473
Chord Energy Corp. ..................................................... 6,212 1,041,628
Civitas Resources, Inc. ................................................... 11,942 823,998
CNX Resources Corp.(a) ................................................. 39,613 962,596
Dorian LPG Ltd. ....................................................... 11,556 484,890
DT Midstream, Inc. ..................................................... 22,031 1,564,862
Gulfport Energy Corp.(a) ................................................. 5,788 873,988
HF Sinclair Corp. ....................................................... 16,136 860,694
International Seaways, Inc. ................................................ 14,025 829,298
Ovintiv, Inc. .......................................................... 18,339 859,549
PBF Energy, Inc., Class A ................................................. 14,640 673,733
Peabody Energy Corp. ................................................... 32,508 719,077
Permian Resources Corp. ................................................. 53,423 862,781
SM Energy Co. ........................................................ 16,292 704,303
Viper Energy, Inc. ...................................................... 28,794 1,080,639
Vital Energy, Inc.(a) ..................................................... 13,769 617,127
15,638,236
Financials (14.6%):
Ally Financial, Inc. ...................................................... 19,034 755,079
Apollo Commercial Real Estate Finance, Inc. ................................... 84,000 822,360
Associated Banc-Corp. ................................................... 41,551 878,804
Assurant, Inc. ......................................................... 6,715 1,116,369
Assured Guaranty Ltd. ................................................... 14,281 1,101,779
Bread Financial Holdings, Inc. ............................................. 14,918 664,746
Brighthouse Financial, Inc.(a) .............................................. 17,200 745,448
CNO Financial Group, Inc. ................................................ 41,000 1,136,520
Customers Bancorp, Inc.(a) ................................................ 12,813 614,768
Enstar Group Ltd.(a) .................................................... 3,520 1,076,064
Essent Group Ltd. ...................................................... 22,638 1,272,029
Genworth Financial, Inc.(a) ................................................ 142,218 858,997
Golub Capital BDC, Inc. .................................................. 110,469 1,735,468
Invesco Ltd. ........................................................... 51,198 765,922
Jackson Financial, Inc., Class A ............................................. 10,915 810,548
Jefferies Financial Group, Inc. .............................................. 25,068 1,247,384
Lincoln National Corp. ................................................... 21,327 663,270
MFA Financial, Inc. ..................................................... 85,103 905,496
MGIC Investment Corp. .................................................. 58,233 1,254,921
Mr. Cooper Group, Inc.(a) ................................................. 13,029 1,058,346
Navient Corp. ......................................................... 62,932 916,290
NCR Atleos Corp.(a) .................................................... 22,158 598,709
OneMain Holdings, Inc. .................................................. 19,681 954,332

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
8
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Oscar Health, Inc., Class A(a) .............................................. 19,445 $ 307,620
PennyMac Financial Services, Inc. .......................................... 8,860 838,156
Popular, Inc. .......................................................... 11,330 1,001,912
Radian Group, Inc. ...................................................... 33,935 1,055,378
Reinsurance Group of America, Inc. ......................................... 6,268 1,286,632
Rithm Capital Corp. ..................................................... 117,688 1,283,976
SLM Corp. ........................................................... 45,499 945,924
Stewart Information Services Corp. .......................................... 13,960 866,637
Stifel Financial Corp. .................................................... 14,862 1,250,637
Unum Group .......................................................... 21,387 1,093,089
Victory Capital Holdings, Inc., Class A(d) ..................................... 18,183 867,875
32,751,485
Health Care (12.6%):
ADMA Biologics, Inc.(a) ................................................. 55,015 615,068
Azenta, Inc.(a) ......................................................... 15,104 794,772
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 2,900 792,019
Charles River Laboratories International, Inc.(a) ................................. 3,778 780,459
Collegium Pharmaceutical, Inc.(a) ........................................... 20,334 654,755
DaVita, Inc.(a) ......................................................... 4,796 664,582
Dyne Therapeutics, Inc.(a) ................................................ 10,334 364,687
Elanco Animal Health, Inc.(a) .............................................. 29,858 430,851
Encompass Health Corp. .................................................. 15,704 1,347,246
Enovis Corp.(a) ........................................................ 18,001 813,645
Exelixis, Inc.(a) ........................................................ 41,383 929,876
Fortrea Holdings, Inc.(a) .................................................. 24,650 575,331
Glaukos Corp.(a) ....................................................... 4,886 578,258
HealthEquity, Inc.(a) .................................................... 11,965 1,031,383
Henry Schein, Inc.(a) .................................................... 16,739 1,072,970
Ideaya Biosciences, Inc.(a) ................................................ 16,809 590,164
Innoviva, Inc.(a) ....................................................... 74,327 1,218,963
Integer Holdings Corp.(a) ................................................. 6,565 760,161
Medpace Holdings, Inc.(a) ................................................ 1,650 679,553
Natera, Inc.(a) ......................................................... 5,443 589,422
Organon & Co. ........................................................ 27,086 560,680
Owens & Minor, Inc.(a) .................................................. 24,638 332,613
Perrigo Co. PLC ....................................................... 26,726 686,324
Premier, Inc., Class A .................................................... 62,735 1,171,262
Prestige Consumer Healthcare, Inc.(a) ........................................ 17,766 1,223,189
QuidelOrtho Corp.(a) .................................................... 10,747 357,015
RadNet, Inc.(a) ........................................................ 11,319 666,915
RxSight, Inc.(a) ........................................................ 8,232 495,319
Select Medical Holdings Corp. ............................................. 22,846 800,981
Soleno Therapeutics, Inc.(a) ............................................... 7,829 319,423
Tenet Healthcare Corp.(a) ................................................. 4,987 663,421
The Ensign Group, Inc. ................................................... 10,684 1,321,504
UFP Technologies, Inc.(a) ................................................. 2,020 533,017
United Therapeutics Corp.(a) .............................................. 3,644 1,160,796
Universal Health Services, Inc., Class B ....................................... 5,960 1,102,183
Vera Therapeutics, Inc.(a) ................................................. 8,672 313,753
Vericel Corp.(a) ........................................................ 12,068 553,680
Viking Therapeutics, Inc.(a) ............................................... 5,292 280,529
Vir Biotechnology, Inc.(a) ................................................. 46,475 413,628
28,240,397
Industrials (18.4%):
Acuity Brands, Inc. ..................................................... 3,724 899,123
Air Lease Corp. ........................................................ 20,710 984,346
Air Transport Services Group, Inc.(a) ......................................... 40,881 567,019
Allegiant Travel Co. ..................................................... 11,543 579,805
Allison Transmission Holdings, Inc. ......................................... 11,762 892,736
American Woodmark Corp.(a) .............................................. 8,322 654,109
API Group Corp.(a) ..................................................... 26,761 1,007,016
Avis Budget Group, Inc. .................................................. 3,978 415,781

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
9
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
AZZ, Inc. ............................................................ 9,738 $ 752,260
Beacon Roofing Supply, Inc.(a) ............................................. 10,020 906,810
Boise Cascade Co. ...................................................... 5,286 630,197
CACI International, Inc., Class A(a) ......................................... 3,196 1,374,695
Clean Harbors, Inc.(a) ................................................... 4,906 1,109,492
Comfort Systems USA, Inc. ............................................... 2,051 623,750
Construction Partners, Inc., Class A(a) ........................................ 13,709 756,874
Core & Main, Inc., Class A(a) .............................................. 16,721 818,326
CoreCivic, Inc.(a) ...................................................... 55,505 720,455
CSW Industrials, Inc. .................................................... 4,258 1,129,690
EMCOR Group, Inc. .................................................... 2,561 934,970
Esab Corp. ............................................................ 9,478 895,008
Federal Signal Corp. ..................................................... 10,971 917,944
FTAI Aviation Ltd. ...................................................... 9,330 963,136
GMS, Inc.(a) .......................................................... 11,108 895,416
Griffon Corp. .......................................................... 11,397 727,812
Hertz Global Holdings, Inc.(a)(c) ............................................ 88,416 312,108
HNI Corp. ............................................................ 22,742 1,023,845
IES Holdings, Inc.(a) .................................................... 3,693 514,546
JELD-WEN Holding, Inc.(a) ............................................... 30,937 416,721
JetBlue Airways Corp.(a) ................................................. 69,990 426,239
Masterbrand, Inc.(a) ..................................................... 47,334 694,863
Matson, Inc. .......................................................... 6,955 910,896
MDU Resources Group, Inc. ............................................... 53,037 1,331,229
Moog, Inc., Class A ..................................................... 5,560 930,188
Mueller Industries, Inc. ................................................... 16,224 923,795
Parsons Corp.(a) ....................................................... 15,776 1,290,635
Powell Industries, Inc. ................................................... 1,852 265,577
Primoris Services Corp. .................................................. 15,401 768,356
REV Group, Inc. ....................................................... 22,187 552,234
Rush Enterprises, Inc., Class A ............................................. 18,964 794,023
Ryder System, Inc. ...................................................... 7,872 975,183
Schneider National, Inc., Class B ............................................ 41,235 996,238
Science Applications International Corp. ...................................... 7,384 867,989
SkyWest, Inc.(a) ........................................................ 11,205 919,594
SPX Technologies, Inc.(a) ................................................. 7,468 1,061,501
Steelcase, Inc., Class A ................................................... 48,932 634,159
Sterling Infrastructure, Inc.(a) .............................................. 4,270 505,312
Tennant Co. ........................................................... 10,532 1,036,770
The GEO Group, Inc.(a) .................................................. 47,159 677,203
The Greenbrier Cos., Inc. ................................................. 12,740 631,267
UFP Industries, Inc. ..................................................... 7,079 792,848
Vestis Corp. ........................................................... 29,971 366,545
XPO, Inc.(a) .......................................................... 5,584 592,742
41,369,376
Information Technology (12.6%):
Amkor Technology, Inc. .................................................. 21,526 861,470
AppLovin Corp., Class A(a) ............................................... 5,480 456,046
Arrow Electronics, Inc.(a) ................................................. 9,095 1,098,312
Aspen Technology, Inc.(a) ................................................. 3,954 785,383
Avnet, Inc. ............................................................ 22,031 1,134,376
Cleanspark, Inc.(a) ...................................................... 20,501 326,991
Coherent Corp.(a) ...................................................... 9,749 706,412
CommVault Systems, Inc.(a) ............................................... 10,471 1,272,959
Crane NXT Co. ........................................................ 15,438 948,202
DXC Technology Co.(a) .................................................. 41,577 793,705
ePlus, Inc.(a) .......................................................... 10,510 774,377
F5, Inc.(a) ............................................................ 7,386 1,272,091
FormFactor, Inc.(a) ..................................................... 10,432 631,449
Guidewire Software, Inc.(a) ............................................... 8,864 1,222,257
Informatica, Inc., Class A(a) ............................................... 21,910 676,581
Insight Enterprises, Inc.(a) ................................................ 5,329 1,057,060
InterDigital, Inc. ....................................................... 8,534 994,723

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
10
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
LiveRamp Holdings, Inc.(a) ............................................... 20,013 $ 619,202
MACOM Technology Solutions Holdings, Inc.(a) ................................ 7,908 881,505
MicroStrategy, Inc.(a)(c) .................................................. 216 297,536
NCR Voyix Corp.(a) ..................................................... 47,448 585,983
NetScout Systems, Inc.(a) ................................................. 33,504 612,788
Onto Innovation, Inc.(a) .................................................. 2,745 602,692
Photronics, Inc.(a) ...................................................... 19,151 472,455
Q2 Holdings, Inc.(a) ..................................................... 10,319 622,545
Qorvo, Inc.(a) ......................................................... 7,950 922,518
Sanmina Corp.(a) ....................................................... 8,232 545,370
Semtech Corp.(a) ....................................................... 10,511 314,069
TD SYNNEX Corp. ..................................................... 9,624 1,110,609
TTM Technologies, Inc.(a) ................................................ 36,711 713,295
Ultra Clean Holdings, Inc.(a) .............................................. 14,168 694,232
Varonis Systems, Inc.(a) .................................................. 19,845 951,965
Veeco Instruments, Inc.(a) ................................................. 19,042 889,452
Vishay Intertechnology, Inc. ............................................... 41,277 920,477
Vontier Corp. .......................................................... 26,738 1,021,392
Xerox Holdings Corp. ................................................... 45,690 530,918
28,321,397
Materials (3.6%):
Alpha Metallurgical Resources, Inc. .......................................... 1,543 432,858
Arch Resources, Inc. .................................................... 4,274 650,631
Century Aluminum Co.(a) ................................................. 23,251 389,454
Cleveland-Cliffs, Inc.(a) .................................................. 40,488 623,110
Commercial Metals Co. .................................................. 16,406 902,166
Eagle Materials, Inc. ..................................................... 4,142 900,719
Greif, Inc., Class A ...................................................... 18,763 1,078,310
Louisiana-Pacific Corp. .................................................. 7,362 606,114
Ryerson Holding Corp. ................................................... 27,201 530,420
Sylvamo Corp. ......................................................... 8,767 601,416
The Mosaic Co. ........................................................ 25,916 748,972
Warrior Met Coal, Inc. ................................................... 9,821 616,464
8,080,634
Real Estate (6.6%):
Acadia Realty Trust ..................................................... 57,126 1,023,698
Cousins Properties, Inc. .................................................. 33,157 767,585
Empire State Realty Trust, Inc. ............................................. 81,175 761,421
Highwoods Properties, Inc. ................................................ 25,416 667,678
Hudson Pacific Properties, Inc. ............................................. 83,287 400,610
Innovative Industrial Properties, Inc. ......................................... 7,301 797,415
JBG SMITH Properties ................................................... 47,911 729,685
Jones Lang LaSalle, Inc.(a) ................................................ 3,879 796,281
Kilroy Realty Corp. ..................................................... 18,334 571,471
Medical Properties Trust, Inc.(c) ............................................ 61,465 264,914
National Health Investors, Inc. ............................................. 18,317 1,240,610
Newmark Group, Inc., Class A ............................................. 55,160 564,287
Park Hotels & Resorts, Inc. ................................................ 47,377 709,707
Pebblebrook Hotel Trust .................................................. 52,305 719,194
RLJ Lodging Trust ...................................................... 111,382 1,072,609
Sabra Health Care REIT, Inc. .............................................. 78,910 1,215,214
SL Green Realty Corp.(c) ................................................. 9,022 511,006
Tanger, Inc. ........................................................... 36,749 996,265
The Macerich Co. ...................................................... 37,390 577,302
Vornado Realty Trust .................................................... 19,050 500,825
14,887,777

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
11
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (1.6%):
Clearway Energy, Inc., Class C ............................................. 24,550 $ 606,140
Hawaiian Electric Industries, Inc. ........................................... 48,758 439,797
NRG Energy, Inc. ....................................................... 11,284 878,572
Southwest Gas Holdings, Inc. .............................................. 13,773 969,344
UGI Corp. ............................................................ 30,197 691,511
3,585,364
Total Common Stocks (Cost $198,853,109) 224,053,418
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(e) ........ 643,382 643,382
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(e) ............ 643,382 643,382
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(e) ............... 643,382 643,382
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(e) . 643,382 643,382
Total Collateral for Securities Loaned (Cost $2,573,528) 2,573,528
Total Investments (Cost $201,426,637) — 100.8% 226,626,946
Liabilities in excess of other assets — (0.8)% (1,696,357)
NET ASSETS - 100.00% $ 224,930,589
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) All or a portion of this security is on loan.
(d) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 7 9/20/24 $ 719,866 $ 722,750 $ 2,884
Total unrealized appreciation $ 2,884
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2,884

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares International Value Momentum ETF
12
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.8%)
Australia (2.5%):
Industrials (0.6%):
Seven Group Holdings Ltd. ................................................ 49,975 $ 1,255,807
Materials (1.9%):
BlueScope Steel Ltd. .................................................... 108,269 1,475,135
Fortescue Ltd. ......................................................... 80,960 1,155,970
Rio Tinto Ltd. ......................................................... 20,769 1,648,246
4,279,351
5,535,158
Austria (1.1%):
Energy (0.6%):
OMV AG ............................................................ 32,256 1,404,387
Financials (0.5%):
Raiffeisen Bank International AG ........................................... 59,535 1,034,028
2,438,415
Belgium (1.2%):
Consumer Staples (0.6%):
Colruyt Group NV ...................................................... 28,059 1,339,434
Health Care (0.6%):
UCB SA ............................................................. 9,081 1,348,711
2,688,145
Canada (3.0%):
Financials (1.3%):
Fairfax Financial Holdings Ltd. ............................................. 1,137 1,293,623
Onex Corp. ........................................................... 22,423 1,524,810
2,818,433
Materials (0.8%):
Lundin Mining Corp. .................................................... 70,984 790,326
West Fraser Timber Co. Ltd. ............................................... 14,562 1,118,524
1,908,850
Utilities (0.9%):
AltaGas Ltd. .......................................................... 89,412 2,020,414
6,747,697
Chile (0.5%):
Materials (0.5%):
Antofagasta PLC ....................................................... 37,839 1,009,104
Denmark (1.0%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 6,982 1,053,913
Industrials (0.5%):
AP Moller - Maersk A/S , Class B ........................................... 418 726,714
Svitzer Group A/S (a) .................................................... 13,799 514,388
1,241,102
2,295,015
France (11.3%):
Communication Services (2.4%):
Bollore SE (b) ......................................................... 321,713 1,887,809
Publicis Groupe SA ..................................................... 16,619 1,768,531
Vivendi SE ........................................................... 155,059 1,619,861
5,276,201
Consumer Discretionary (1.3%):
Cie Generale des Etablissements Michelin SCA ................................. 49,465 1,912,645

Victory Portfolios II
VictoryShares International Value Momentum ETF
13
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Renault SA ........................................................... 19,166 $ 981,820
2,894,465
Consumer Staples (0.6%):
Carrefour SA .......................................................... 93,544 1,322,205
Energy (0.8%):
TotalEnergies SE ....................................................... 25,288 1,687,798
Financials (2.3%):
BNP Paribas SA ........................................................ 20,211 1,288,347
Credit Agricole SA (b) .................................................... 117,740 1,606,210
Eurazeo SE ........................................................... 15,757 1,254,479
Societe Generale SA ..................................................... 45,590 1,070,087
5,219,123
Industrials (1.9%):
Bouygues SA .......................................................... 44,527 1,428,957
Cie de Saint-Gobain SA .................................................. 16,833 1,308,961
Eiffage SA ............................................................ 17,198 1,579,325
4,317,243
Real Estate (1.2%):
Klepierre SA .......................................................... 60,611 1,621,261
Unibail-Rodamco-Westfield ............................................... 13,454 1,059,170
2,680,431
Utilities (0.8%):
Engie SA ............................................................. 124,496 1,777,695
25,175,161
Germany (9.1%):
Communication Services (1.1%):
Deutsche Telekom AG ................................................... 98,316 2,471,902
Consumer Discretionary (2.4%):
Bayerische Motoren Werke AG ............................................. 14,482 1,370,539
Mercedes-Benz Group AG ................................................ 22,042 1,524,020
Porsche Automobil Holding SE , Preference Shares ............................... 27,666 1,250,463
Volkswagen AG , Preference Shares .......................................... 11,245 1,269,138
5,414,160
Consumer Staples (0.9%):
Henkel AG & Co. KGaA , Preference Shares .................................... 21,954 1,956,367
Financials (1.0%):
Commerzbank AG ...................................................... 69,740 1,059,303
Deutsche Bank AG , Registered Shares ........................................ 74,649 1,191,660
2,250,963
Health Care (1.4%):
Fresenius Medical Care AG ............................................... 20,835 797,811
Fresenius SE & Co. KGaA (a) .............................................. 42,553 1,270,375
Merck KGaA .......................................................... 6,521 1,080,572
3,148,758
Industrials (0.4%):
Rheinmetall AG ........................................................ 1,941 988,707
Materials (0.7%):
Heidelberg Materials AG ................................................. 14,021 1,453,627
Real Estate (0.4%):
LEG Immobilien SE (a) ................................................... 10,503 857,668

Victory Portfolios II
VictoryShares International Value Momentum ETF
14
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (0.8%):
E.ON SE ............................................................. 136,182 $ 1,787,071
20,329,223
Greece (1.1%):
Financials (0.5%):
National Bank of Greece SA (a) ............................................. 138,106 1,151,130
Industrials (0.6%):
Metlen Energy & Metals SA ............................................... 33,026 1,232,799
2,383,929
Hong Kong (4.8%):
Consumer Staples (0.6%):
WH Group Ltd. (c) ...................................................... 1,965,016 1,293,436
Health Care (0.3%):
Sino Biopharmaceutical Ltd. ............................................... 2,080,544 711,384
Industrials (0.7%):
CK Hutchison Holdings Ltd. ............................................... 321,176 1,538,262
Real Estate (3.2%):
CK Asset Holdings Ltd. .................................................. 335,154 1,255,411
Henderson Land Development Co. Ltd. ....................................... 365,706 981,142
Sino Land Co. Ltd. (a) .................................................... 1,413,379 1,457,036
Sun Hung Kai Properties Ltd. .............................................. 152,749 1,321,355
Swire Pacific Ltd. , Class A ................................................ 121,115 1,070,194
The Wharf Holdings Ltd. ................................................. 347,369 976,430
7,061,568
10,604,650
Israel (0.4%):
Health Care (0.4%):
Teva Pharmaceutical Industries Ltd. (a) ........................................ 59,702 980,298
Italy (5.4%):
Communication Services (0.3%):
Telecom Italia SpA (a) .................................................... 3,039,139 727,339
Energy (0.8%):
Eni SpA ............................................................. 120,745 1,855,885
Financials (2.5%):
Banco BPM SpA ....................................................... 169,766 1,093,259
Intesa Sanpaolo SpA ..................................................... 433,319 1,610,539
Mediobanca Banca di Credito Finanziario SpA .................................. 108,264 1,587,071
UniCredit SpA ......................................................... 35,321 1,308,823
5,599,692
Industrials (0.5%):
Leonardo SpA ......................................................... 44,153 1,025,011
Materials (0.6%):
Buzzi SpA ............................................................ 33,233 1,337,320
Utilities (0.7%):
A2A SpA ............................................................. 713,120 1,419,932
11,965,179
Japan (27.0%):
Communication Services (0.9%):
LY Corp. ............................................................. 283,100 684,388
SoftBank Corp. ........................................................ 106,500 1,300,549
1,984,937

Victory Portfolios II
VictoryShares International Value Momentum ETF
15
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Consumer Discretionary (3.3%):
Aisin Corp. ........................................................... 15,200 $ 495,391
Honda Motor Co. Ltd. ................................................... 63,500 678,933
Isuzu Motors Ltd. ....................................................... 52,800 699,427
Mazda Motor Corp. ..................................................... 45,500 440,094
Nissan Motor Co. Ltd. ................................................... 155,000 525,981
Niterra Co. Ltd. ........................................................ 24,000 696,712
Sekisui House Ltd. ...................................................... 42,500 941,304
Subaru Corp. .......................................................... 27,600 585,044
Sumitomo Electric Industries Ltd. ........................................... 40,500 630,020
Sumitomo Forestry Co. Ltd. ............................................... 16,100 512,113
Toyota Motor Corp. ..................................................... 30,500 623,765
Yamaha Motor Co. Ltd. (b) ................................................ 67,300 622,923
7,451,707
Consumer Staples (1.7%):
Asahi Group Holdings Ltd. ................................................ 24,300 857,229
Japan Tobacco, Inc. (b) ................................................... 42,800 1,156,800
Lawson, Inc. .......................................................... 11,200 719,189
MEIJI Holdings Co. Ltd. ................................................. 43,631 940,859
3,674,077
Energy (0.8%):
ENEOS Holdings, Inc. ................................................... 114,700 589,364
Idemitsu Kosan Co. Ltd. .................................................. 76,400 494,627
Inpex Corp. ........................................................... 40,000 588,550
1,672,541
Financials (4.2%):
Concordia Financial Group Ltd. ............................................ 117,400 690,520
Dai-ichi Life Holdings, Inc. ............................................... 26,700 713,350
Daiwa Securities Group, Inc. ............................................... 78,300 597,216
Japan Post Bank Co. Ltd. ................................................. 86,500 817,037
Japan Post Holdings Co. Ltd. .............................................. 91,800 910,182
Japan Post Insurance Co. Ltd. .............................................. 37,100 719,768
Mitsubishi UFJ Financial Group, Inc. ......................................... 70,100 753,421
Mizuho Financial Group, Inc. .............................................. 35,300 736,852
MS&AD Insurance Group Holdings, Inc. ...................................... 26,000 577,796
Nomura Holdings, Inc. ................................................... 110,700 634,459
SBI Holdings, Inc. ...................................................... 29,400 743,270
Sumitomo Mitsui Financial Group, Inc. ....................................... 11,500 766,690
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 31,500 718,624
9,379,185
Health Care (1.5%):
Chugai Pharmaceutical Co. Ltd. ............................................ 21,000 746,167
Otsuka Holdings Co. Ltd. ................................................. 19,000 799,590
Shionogi & Co. Ltd. ..................................................... 21,800 850,616
Takeda Pharmaceutical Co. Ltd. ............................................ 39,600 1,026,986
3,423,359
Industrials (5.8%):
AGC, Inc. ............................................................ 25,000 809,038
Dai Nippon Printing Co. Ltd. .............................................. 25,400 854,509
Ebara Corp. ........................................................... 33,000 521,760
Fuji Electric Co. Ltd. .................................................... 9,300 529,083
Hitachi Ltd. ........................................................... 32,500 727,497
ITOCHU Corp. ........................................................ 15,800 771,388
Kajima Corp. .......................................................... 38,000 657,034
Kawasaki Kisen Kaisha Ltd. ............................................... 27,000 392,739
Komatsu Ltd. .......................................................... 21,600 627,175
Marubeni Corp. ........................................................ 38,600 713,957
Mitsubishi Corp. ....................................................... 32,700 639,893
Mitsubishi Electric Corp. ................................................. 29,700 474,015
Mitsubishi Heavy Industries Ltd. ............................................ 58,900 630,849

Victory Portfolios II
VictoryShares International Value Momentum ETF
16
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Mitsui & Co. Ltd. ....................................................... 27,800 $ 630,931
Mitsui OSK Lines Ltd. ................................................... 17,300 518,129
Nippon Yusen KK ...................................................... 17,000 494,772
Obayashi Corp. ........................................................ 43,100 512,260
Sumitomo Corp. ........................................................ 30,000 749,114
TOPPAN Holdings, Inc. .................................................. 21,400 589,707
Toyota Industries Corp. ................................................... 5,400 455,343
Toyota Tsusho Corp. ..................................................... 31,500 613,278
12,912,471
Information Technology (3.8%):
Canon, Inc. (b) ......................................................... 28,900 782,188
Disco Corp. ........................................................... 1,100 417,380
FUJIFILM Holdings Corp. ................................................ 35,800 837,195
Ibiden Co. Ltd. ......................................................... 10,600 431,459
Kyocera Corp. ......................................................... 77,200 888,517
NEC Corp. ........................................................... 8,200 675,135
NTT Data Group Corp. ................................................... 41,600 610,799
Renesas Electronics Corp. ................................................. 23,500 439,557
Rohm Co. Ltd. ......................................................... 46,300 618,792
SCREEN Holdings Co. Ltd. ............................................... 4,400 396,594
SCSK Corp. ........................................................... 47,700 952,695
Seiko Epson Corp. ...................................................... 44,500 691,276
TDK Corp. ........................................................... 12,600 772,667
8,514,254
Materials (2.3%):
Asahi Kasei Corp. ...................................................... 132,800 850,689
JFE Holdings, Inc. ...................................................... 54,800 788,770
Mitsubishi Chemical Group Corp. ........................................... 134,000 743,926
Mitsui Chemicals, Inc. ................................................... 23,600 651,358
Nippon Sanso Holdings Corp. .............................................. 21,000 621,241
Nippon Steel Corp. ...................................................... 34,300 725,147
Nitto Denko Corp. ...................................................... 9,900 782,178
5,163,309
Real Estate (1.5%):
Daiwa House Industry Co. Ltd. ............................................. 33,200 841,402
Hulic Co. Ltd. ......................................................... 93,800 830,597
Mitsubishi Estate Co. Ltd. ................................................. 37,900 593,697
Mitsui Fudosan Co. Ltd. .................................................. 66,200 604,306
Sumitomo Realty & Development Co. Ltd. .................................... 19,500 572,260
3,442,262
Utilities (1.2%):
Chubu Electric Power Co., Inc. ............................................. 46,000 543,582
Osaka Gas Co. Ltd. ..................................................... 29,400 647,505
The Kansai Electric Power Co., Inc. .......................................... 31,900 535,798
Tokyo Electric Power Co. Holdings, Inc. (a) .................................... 60,100 323,607
Tokyo Gas Co. Ltd. ..................................................... 26,000 558,401
2,608,893
60,226,995
Luxembourg (0.5%):
Materials (0.5%):
ArcelorMittal SA ....................................................... 49,561 1,134,106
Netherlands (1.6%):
Financials (1.3%):
Aegon Ltd. ........................................................... 283,348 1,750,066
NN Group NV (a) ....................................................... 23,302 1,084,156
2,834,222

Victory Portfolios II
VictoryShares International Value Momentum ETF
17
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Health Care (0.3%):
Koninklijke Philips NV (a) ................................................ 29,614 $ 748,056
3,582,278
Singapore (1.3%):
Industrials (0.8%):
Keppel Ltd. ........................................................... 370,100 1,766,281
Utilities (0.5%):
Sembcorp Industries Ltd. ................................................. 349,100 1,238,601
3,004,882
South Korea (9.2%):
Communication Services (1.7%):
KT Corp. ............................................................. 56,817 1,544,075
SK Telecom Co. Ltd. .................................................... 58,293 2,181,434
3,725,509
Consumer Discretionary (1.0%):
Hyundai Motor Co. ..................................................... 5,476 1,173,826
Kia Corp. ............................................................ 10,924 1,026,358
2,200,184
Financials (3.1%):
Hana Financial Group, Inc. ................................................ 20,873 920,645
Industrial Bank of Korea .................................................. 149,064 1,518,585
KB Financial Group, Inc. ................................................. 15,034 857,556
Samsung Life Insurance Co. Ltd. ............................................ 14,103 906,929
Shinhan Financial Group Co. Ltd. ........................................... 30,043 1,051,134
Woori Financial Group, Inc. ............................................... 152,407 1,626,841
6,881,690
Health Care (0.2%):
HLB, Inc. (a) .......................................................... 9,613 408,633
Industrials (2.4%):
HMM Co. Ltd. ......................................................... 46,874 668,607
Korean Air Lines Co. Ltd. ................................................. 104,134 1,759,276
LG Corp. ............................................................. 17,300 1,013,210
Samsung C&T Corp. .................................................... 10,163 1,048,646
SK, Inc. .............................................................. 6,711 771,945
5,261,684
Information Technology (0.5%):
SK Hynix, Inc. ......................................................... 6,637 1,140,568
Materials (0.3%):
POSCO Holdings, Inc. ................................................... 2,937 774,692
20,392,960
Spain (4.3%):
Communication Services (0.8%):
Telefonica SA (b) ....................................................... 420,961 1,785,032
Consumer Discretionary (0.8%):
Industria de Diseno Textil SA .............................................. 34,137 1,694,641
Energy (0.7%):
Repsol SA ............................................................ 99,796 1,574,607
Financials (1.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 121,980 1,221,524
Banco Santander SA ..................................................... 280,667 1,301,483
2,523,007

Victory Portfolios II
VictoryShares International Value Momentum ETF
18
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Health Care (0.2%):
Grifols SA (a) .......................................................... 41,962 $ 353,173
Industrials (0.7%):
ACS Actividades de Construccion y Servicios SA (a) .............................. 38,257 1,650,096
9,580,556
Sweden (4.4%):
Financials (2.0%):
Industrivarden AB , Class C ................................................ 60,878 2,054,818
Investor AB , Class B .................................................... 84,292 2,308,868
4,363,686
Industrials (1.9%):
Saab AB , Class B (a) ..................................................... 43,338 1,043,096
Trelleborg AB , Class B ................................................... 42,344 1,648,261
Volvo AB , Class B ...................................................... 61,982 1,586,027
4,277,384
Materials (0.5%):
SSAB AB , Class B ...................................................... 198,590 1,078,931
9,720,001
Switzerland (0.9%):
Materials (0.9%):
Holcim AG ........................................................... 21,539 1,909,090
United Kingdom (8.2%):
Communication Services (0.5%):
Vodafone Group PLC .................................................... 1,343,672 1,184,714
Consumer Discretionary (0.6%):
Taylor Wimpey PLC ..................................................... 707,352 1,270,855
Consumer Staples (2.7%):
Associated British Foods PLC .............................................. 47,276 1,478,271
J Sainsbury PLC ....................................................... 428,474 1,380,952
Marks & Spencer Group PLC .............................................. 338,514 1,225,787
Tesco PLC ............................................................ 462,933 1,790,413
5,875,423
Energy (0.8%):
Shell PLC (a) .......................................................... 51,682 1,851,198
Financials (1.7%):
3i Group PLC ......................................................... 42,229 1,636,427
Barclays PLC ......................................................... 410,658 1,084,257
NatWest Group PLC ..................................................... 287,164 1,131,670
3,852,354
Health Care (0.8%):
GSK PLC ............................................................ 86,319 1,668,667
Industrials (1.1%):
Melrose Industries PLC .................................................. 197,440 1,380,982
Rolls-Royce Holdings PLC (a) .............................................. 199,108 1,149,552
2,530,534
18,233,745
Total Common Stocks (Cost $197,748,784) 219,936,587
Collateral for Securities Loaned (2.4%)^
United States (2.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 1,374,325 1,374,325
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (d) ............ 1,374,325 1,374,325

Victory Portfolios II
VictoryShares International Value Momentum ETF
19
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 1,374,325 $ 1,374,325
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (d) . 1,374,325 1,374,325
Total Collateral for Securities Loaned (Cost $5,497,300) 5,497,300
Total Investments (Cost $203,246,084) — 101.2% 225,433,887
Liabilities in excess of other assets — (1.2)% (2,774,579)
NET ASSETS - 100.00% $ 222,659,308
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$1,293,436 and amounted to 0.6% of net assets.
(d) Rate disclosed is the daily yield on June 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 12 9/20/24 $ 1,400,204 $ 1,405,920 $ 5,716
Total unrealized appreciation $ 5,716
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 5,716

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
20
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Brazil (8.5%):
Communication Services (0.8%):
TIM SA .............................................................. 570,500 $ 1,620,901
Consumer Staples (0.8%):
JBS S/A (a) ........................................................... 267,700 1,545,602
Energy (0.6%):
Petroleo Brasileiro SA , Preference Shares ..................................... 178,600 1,215,868
Financials (1.0%):
Banco do Brasil SA ..................................................... 397,800 1,901,030
Industrials (0.6%):
Embraer S.A. (a) ........................................................ 169,000 1,093,063
Materials (2.2%):
Cia Siderurgica Nacional SA ............................................... 463,800 1,071,291
Gerdau SA , Preference Shares .............................................. 427,184 1,404,788
Suzano SA ............................................................ 163,400 1,666,685
4,142,764
Utilities (2.5%):
Cia De Sanena Do Parana ................................................. 320,400 1,579,872
Cia Energetica de Minas Gerais , Preference Shares ............................... 758,890 1,342,844
Companhia Paranaense de Energia , Preference Shares ............................. 1,078,600 1,794,708
4,717,424
16,236,652
Chile (2.3%):
Consumer Discretionary (0.8%):
Falabella SA (a) ........................................................ 475,717 1,466,973
Consumer Staples (0.7%):
Cencosud SA .......................................................... 773,041 1,458,568
Utilities (0.8%):
Enel Chile SA ......................................................... 26,354,677 1,487,572
4,413,113
China (22.6%):
Communication Services (0.8%):
China Tower Corp. Ltd. , Class H (b) .......................................... 11,453,059 1,481,353
Consumer Discretionary (2.1%):
BYD Co. Ltd. ......................................................... 41,964 1,246,753
Great Wall Motor Co. Ltd. ................................................ 502,476 774,743
Haier Smart Home Co. Ltd. , Class H ......................................... 371,788 1,242,658
Hisense Home Appliances Group Co. Ltd. , Class H ............................... 198,000 651,649
3,915,803
Energy (3.9%):
China Coal Energy Co. Ltd. , Class H (a) ....................................... 911,318 1,064,340
China Petroleum & Chemical Corp. , Class H ................................... 2,474,901 1,603,703
China Shenhua Energy Co. Ltd. , Class H ...................................... 325,191 1,497,108
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 625,900 1,124,117
PetroChina Co. Ltd. , Class H .............................................. 1,324,765 1,340,237
Yankuang Energy Group Co. Ltd. , Class H ..................................... 530,348 757,951
7,387,456
Financials (10.3%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,739,626 1,599,523
Bank of China Ltd. , Class H ............................................... 4,158,268 2,050,165
Bank of Communications Co. Ltd. , Class H .................................... 2,185,957 1,716,002
China CITIC Bank Corp. Ltd. , Class H (a) ..................................... 3,031,196 1,944,766

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
21
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
China Life Insurance Co. Ltd. , Class H ....................................... 779,447 $ 1,101,974
China Merchants Bank Co. Ltd. , Class H ...................................... 261,304 1,186,255
China Minsheng Banking Corp. Ltd. , Class H ................................... 4,512,426 1,560,233
China Pacific Insurance Group Co. Ltd. , Class H ................................ 368,980 900,620
CITIC Securities Co. Ltd. , Class H .......................................... 837,893 1,233,963
Industrial & Commercial Bank of China Ltd. , Class H ............................. 3,355,065 1,993,584
PICC Property & Casualty Co. Ltd. , Class H (a) ................................. 1,026,284 1,274,838
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 2,629,151 1,542,044
The People's Insurance Co. Group of China Ltd. , Class H (a) ........................ 4,508,905 1,547,468
19,651,435
Health Care (0.9%):
Sinopharm Group Co. Ltd. , Class H .......................................... 449,252 1,193,779
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 126,005 471,179
1,664,958
Industrials (1.2%):
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 711,234 1,244,167
Weichai Power Co. Ltd. , Class H ............................................ 592,426 1,133,445
2,377,612
Information Technology (0.6%):
AAC Technologies Holdings, Inc. ........................................... 277,500 1,090,981
Materials (1.7%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 520,390 1,239,532
CMOC Group Ltd. , Class H ............................................... 1,069,190 977,617
Zijin Mining Group Co. Ltd. , Class H ........................................ 530,852 1,120,331
3,337,480
Real Estate (0.5%):
Country Garden Holdings Co. Ltd. (a) (c) (d) .................................... 5,703,068 354,214
Longfor Group Holdings Ltd. (a) (b) .......................................... 388,000 532,650
886,864
Utilities (0.6%):
Huaneng Power International, Inc. , Class H (a) .................................. 1,659,124 1,230,193
43,024,135
Colombia (0.9%):
Financials (0.9%):
Bancolombia SA , Preference Shares ......................................... 215,588 1,771,431
Cyprus (0.0%):(e)
Financials (0.0%):(e)
TCS Group Holding PLC , GDR (a) (d) ........................................ 15,868 6,347
Egypt (0.4%):
Financials (0.4%):
Commercial International Bank ............................................. 421,116 679,333
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group (a) (d) ........................................................ 14,913 —
Hong Kong (1.7%):
Industrials (0.4%):
Orient Overseas International Ltd. ........................................... 50,794 824,147
Real Estate (0.8%):
C&D International Investment Group Ltd. (a) (c) ................................. 429,720 799,039
Yuexiu Property Co. Ltd. ................................................. 1,003,621 655,474
1,454,513

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
22
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (0.5%):
Beijing Enterprises Holdings Ltd. ........................................... 295,203 $ 990,462
3,269,122
Hungary (1.2%):
Financials (0.5%):
OTP Bank Nyrt ........................................................ 21,073 1,048,012
Health Care (0.7%):
Richter Gedeon Nyrt .................................................... 48,633 1,264,423
2,312,435
India (24.8%):
Communication Services (2.6%):
Bharti Airtel Ltd. ....................................................... 125,021 2,165,161
Indus Towers Ltd. (a) .................................................... 240,797 1,083,814
Sun TV Network Ltd. .................................................... 180,179 1,625,409
4,874,384
Consumer Discretionary (7.2%):
Apollo Tyres Ltd. ....................................................... 253,827 1,649,613
Bajaj Auto Ltd. ........................................................ 14,611 1,664,961
Bosch Ltd. ............................................................ 4,948 2,022,602
Exide Industries Ltd. .................................................... 178,634 1,209,353
Hero MotoCorp Ltd. ..................................................... 24,922 1,667,674
MRF Ltd. ............................................................ 1,291 2,004,399
Tata Motors Ltd. ....................................................... 141,095 1,674,797
TVS Motor Co. Ltd. ..................................................... 61,902 1,755,631
13,649,030
Energy (0.6%):
Oil India Ltd. .......................................................... 123,149 1,067,885
Financials (2.3%):
BSE Ltd. ............................................................. 22,781 705,581
LIC Housing Finance Ltd. (a) ............................................... 206,295 1,971,347
Power Finance Corp. Ltd. ................................................. 153,066 890,502
REC Ltd. ............................................................. 138,965 875,630
4,443,060
Health Care (3.4%):
Aurobindo Pharma Ltd. .................................................. 98,434 1,425,586
Glenmark Pharmaceuticals Ltd. ............................................. 82,803 1,221,948
Lupin Ltd. ............................................................ 87,033 1,692,333
Sun Pharmaceutical Industries Ltd. .......................................... 120,269 2,193,639
6,533,506
Industrials (4.3%):
Adani Ports & Special Economic Zone Ltd. .................................... 67,660 1,199,391
Bharat Electronics Ltd. ................................................... 379,004 1,390,428
Bharat Heavy Electricals Ltd. (a) ............................................ 257,269 928,245
Cummins India Ltd. ..................................................... 34,021 1,618,520
IRB Infrastructure Developers Ltd. .......................................... 902,127 701,838
Suzlon Energy Ltd. (a) .................................................... 1,503,149 952,915
Voltas Ltd. ............................................................ 82,608 1,458,525
8,249,862
Information Technology (0.7%):
Birlasoft Ltd. .......................................................... 172,377 1,427,060
Materials (1.5%):
National Aluminium Co. Ltd. .............................................. 375,038 841,584
Steel Authority of India Ltd. (a) ............................................. 471,431 840,443

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
23
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Vedanta Ltd. .......................................................... 205,744 $ 1,120,232
2,802,259
Real Estate (0.7%):
DLF Ltd. (a) ........................................................... 144,093 1,425,247
Utilities (1.5%):
CESC Ltd. ............................................................ 602,973 1,175,827
NTPC Ltd. ............................................................ 358,818 1,628,145
2,803,972
47,276,265
Malaysia (3.7%):
Consumer Discretionary (1.1%):
Genting Berhad ........................................................ 1,985,400 1,983,294
Industrials (1.7%):
Sime Darby Bhd ....................................................... 3,408,000 1,893,735
Sunway Bhd .......................................................... 1,849,100 1,415,748
3,309,483
Utilities (0.9%):
YTL Corp. Bhd ........................................................ 1,106,200 809,415
YTL Power International Bhd .............................................. 880,200 899,801
1,709,216
7,001,993
Mexico (3.6%):
Consumer Discretionary (0.8%):
Alsea SAB de CV ...................................................... 421,095 1,464,230
Consumer Staples (1.6%):
Coca-Cola Femsa SAB de CV .............................................. 177,582 1,523,039
Fomento Economico Mexicano SAB de CV .................................... 138,453 1,489,929
3,012,968
Financials (0.5%):
Qualitas Controladora SAB de CV (c) ......................................... 103,178 1,048,895
Real Estate (0.7%):
Fibra Uno Administracion SA de CV ......................................... 1,132,365 1,391,729
6,917,822
Netherlands (0.8%):
Real Estate (0.8%):
NEPI Rockcastle NV .................................................... 205,674 1,485,709
Poland (1.0%):
Financials (0.4%):
Alior Bank SA ......................................................... 28,171 716,526
Industrials (0.3%):
Budimex SA .......................................................... 3,246 562,242
Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (a) ....................................... 339,733 606,015
1,884,783
Russian Federation (0.0%):(e)
Energy (0.0%):(e)
Gazprom PJSC (a) (d) (f) ................................................... 324,752 9,093
Financials (0.0%):
Sberbank of Russia PJSC (a) (d) (f) ........................................... 177,888 —

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
24
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Materials (0.0%):(e)
PhosAgro PJSC , GDR (a) (d) (f) ............................................. 35,202 $ —
Severstal PAO (a) (d) (f) ................................................... 37,552 —
United Co. RUSAL International PJSC (a) (d) (f) ................................. 555,630 4,073
4,073
Utilities (0.0%):(e)
Inter RAO UES PJSC (d) (f) ................................................ 23,475,472 7,871
21,037
South Africa (1.9%):
Health Care (0.5%):
Aspen Pharmacare Holdings Ltd. ............................................ 82,185 1,054,348
Materials (0.9%):
African Rainbow Minerals Ltd. ............................................. 47,135 588,339
Harmony Gold Mining Co. Ltd. ............................................. 49,696 459,217
Impala Platinum Holdings Ltd. ............................................. 64,669 322,772
Sibanye Stillwater Ltd. ................................................... 284,351 308,333
1,678,661
Real Estate (0.5%):
Growthpoint Properties Ltd. ............................................... 1,468,395 983,441
3,716,450
Taiwan (20.2%):
Consumer Discretionary (1.8%):
Makalot Industrial Co. Ltd. ................................................ 124,000 1,609,496
Pou Chen Corp. ........................................................ 1,573,000 1,697,395
3,306,891
Industrials (3.4%):
China Airlines Ltd. ...................................................... 2,157,000 1,576,103
Eva Airways Corp. ...................................................... 1,181,000 1,389,090
Evergreen Marine Corp. Taiwan Ltd. ......................................... 145,400 865,183
Fortune Electric Co. Ltd. ................................................. 27,000 786,650
Wan Hai Lines Ltd. ..................................................... 350,000 956,066
Yang Ming Marine Transport Corp. (a) ........................................ 407,000 936,094
6,509,186
Information Technology (15.0%):
Acer, Inc. ............................................................ 635,000 917,211
ASE Technology Holding Co. Ltd. ........................................... 286,000 1,485,772
Asia Vital Components Co. Ltd. ............................................ 27,000 636,812
AUO Corp. ........................................................... 2,693,800 1,478,330
Catcher Technology Co. Ltd. ............................................... 287,000 2,052,844
Chicony Electronics Co. Ltd. .............................................. 189,000 996,424
Compal Electronics, Inc. .................................................. 1,064,000 1,138,301
Compeq Manufacturing Co. Ltd. ............................................ 450,000 1,129,336
Hon Hai Precision Industry Co. Ltd. ......................................... 240,000 1,583,475
Innolux Corp. ......................................................... 2,951,345 1,305,744
King Slide Works Co. Ltd. ................................................ 20,000 764,606
King Yuan Electronics Co. Ltd. ............................................. 352,000 1,291,444
Novatek Microelectronics Corp. ............................................ 68,000 1,270,479
Pegatron Corp. ......................................................... 535,000 1,723,678
Powertech Technology, Inc. ................................................ 211,000 1,223,000
Quanta Computer, Inc. ................................................... 107,000 1,029,259
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 60,000 1,786,959
Tripod Technology Corp. ................................................. 150,000 1,010,482
Winbond Electronics Corp. ................................................ 1,695,427 1,343,378
Wistron Corp. ......................................................... 277,000 905,257
WPG Holdings Ltd. ..................................................... 424,000 1,173,892
WT Microelectronics Co. Ltd. .............................................. 190,000 726,376

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
25
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Zhen Ding Technology Holding Ltd. ......................................... 413,000 $ 1,648,944
28,622,003
38,438,080
Turkey (5.8%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S ............................................ 194,648 600,576
Consumer Discretionary (0.7%):
Ford Otomotiv Sanayi A/S ................................................ 17,827 614,560
Tofas Turk Otomobil Fabrikasi A/S .......................................... 61,638 642,758
1,257,318
Consumer Staples (1.4%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S .................................... 82,292 623,663
BIM Birlesik Magazalar A/S ............................................... 42,265 706,475
Coca-Cola Icecek AS .................................................... 25,741 652,117
Migros Ticaret AS ...................................................... 40,693 661,478
2,643,733
Energy (0.3%):
Turkiye Petrol Rafinerileri A/S ............................................. 110,130 559,015
Financials (1.1%):
Akbank TAS .......................................................... 240,083 471,629
Haci Omer Sabanci Holding A/S ............................................ 214,210 633,996
Turkiye Is Bankasi A/S ................................................... 1,030,689 501,045
Yapi ve Kredi Bankasi A/S ................................................ 512,018 530,789
2,137,459
Industrials (1.5%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 299,985 539,159
KOC Holding AS ....................................................... 88,415 615,019
Pegasus Hava Tasimaciligi A/S (a) ........................................... 93,790 655,573
Turk Hava Yollari AO (a) .................................................. 65,347 618,803
Turk Traktor ve Ziraat Makineleri A/S ........................................ 17,618 504,148
2,932,702
Materials (0.2%):
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a) ......................... 23,598 326,416
Utilities (0.3%):
Enerjisa Enerji A/S (b) .................................................... 307,461 639,823
11,097,042
United States (0.0%):
Materials (0.0%):
PhosAgro Public Joint , GDR (a) (d) ........................................... 227 —
Total Common Stocks (Cost $165,802,284) 189,551,749
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 306,144 306,144
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .22% (g) ............ 306,144 306,144
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 306,144 306,144
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .23% (g) . 306,144 306,144
Total Collateral for Securities Loaned (Cost $1,224,576) 1,224,576
Total Investments (Cost $167,026,860) — 100.0% 190,776,325
Liabilities in excess of other assets — 0.0% (10,278)
NET ASSETS - 100.00% $ 190,766,047
^ Purchased with cash collateral from securities on loan.

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
26
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 722,938
Inter RAO UES PJSC .........................................
5/2/2018
1,576,280
PhosAgro PJSC , GDR ........................................
12/21/2021
748,678
Sberbank of Russia PJSC ......................................
10/24/2017
634,243
Severstal PAO ..............................................
5/27/2021
881,363
United Co. RUSAL International PJSC ............................
11/30/2021
516,962
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2024, the fair value of these securities was
$4,667,049 and amounted to 2.4% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Amount represents less than 0.05% of net assets.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2024.
(g) Rate disclosed is the daily yield on June 30, 2024.
GDR
—
Global Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 22 9/20/24 $ 1,194,205 $ 1,197,020 $ 2,815
Total unrealized appreciation $ 2,815
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2,815

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
27
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (15.1%):
Alphabet, Inc., Class C ................................................... 68,155 $ 12,500,990
Alphabet, Inc., Class A ................................................... 75,897 13,824,638
AT&T, Inc. ........................................................... 92,352 1,764,847
Charter Communications, Inc., Class A(a) ..................................... 1,255 375,195
Comcast Corp., Class A .................................................. 50,822 1,990,189
Electronic Arts, Inc. ..................................................... 3,117 434,292
Endeavor Group Holdings, Inc., Class A ....................................... 2,420 65,413
Liberty Media Corp.-Liberty Formula One(a) ................................... 2,649 190,304
Liberty Media Corp.-Liberty Formula One(a) ................................... 264 16,957
Live Nation Entertainment, Inc.(a) ........................................... 1,873 175,575
Meta Platforms, Inc., Class A .............................................. 28,354 14,296,654
Netflix, Inc.(a) ......................................................... 5,502 3,713,190
News Corp., Class A ..................................................... 4,877 134,459
News Corp., Class B .................................................... 1,312 37,248
Omnicom Group, Inc. .................................................... 2,489 223,263
Pinterest, Inc., Class A(a) ................................................. 7,533 331,979
ROBLOX Corp., Class A(a) ............................................... 6,188 230,255
Sirius XM Holdings, Inc.(b) ............................................... 8,069 22,835
Snap, Inc., Class A(a) .................................................... 13,441 223,255
Take-Two Interactive Software, Inc.(a) ........................................ 2,027 315,178
The Trade Desk, Inc., Class A(a) ............................................ 5,728 559,454
The Walt Disney Co. .................................................... 23,664 2,349,599
T-Mobile US, Inc. ...................................................... 6,132 1,080,336
Verizon Communications, Inc. .............................................. 54,353 2,241,518
Warner Bros Discovery, Inc.(a) ............................................. 28,529 212,256
Warner Music Group Corp., Class A ......................................... 1,747 53,545
57,363,424
Communications Equipment (0.6%):
Arista Networks, Inc.(a) .................................................. 1,730 606,330
Cisco Systems, Inc. ..................................................... 27,007 1,283,103
Motorola Solutions, Inc. .................................................. 1,098 423,883
2,313,316
Consumer Discretionary (9.5%):
Airbnb, Inc., Class A(a) .................................................. 3,306 501,289
Amazon.com, Inc.(a) .................................................... 74,017 14,303,785
AutoZone, Inc.(a) ....................................................... 126 373,477
Best Buy Co., Inc. ...................................................... 1,579 133,094
Booking Holdings, Inc. ................................................... 249 986,413
Carnival Corp.(a) ....................................................... 7,867 147,270
Carvana Co.(a) ......................................................... 793 102,075
Chipotle Mexican Grill, Inc.(a) ............................................. 10,080 631,512
Coupang, Inc.(a) ....................................................... 9,284 194,500
D.R. Horton, Inc. ....................................................... 2,316 326,394
Darden Restaurants, Inc. .................................................. 958 144,965
Deckers Outdoor Corp.(a) ................................................. 187 181,007
Dick's Sporting Goods, Inc. ................................................ 413 88,733
Domino's Pizza, Inc. ..................................................... 254 131,148
DoorDash, Inc., Class A(a) ................................................ 2,286 248,671
DraftKings, Inc.(a) ...................................................... 3,668 140,008
eBay, Inc. ............................................................ 4,134 222,078
Expedia Group, Inc.(a) ................................................... 1,039 130,904
Ford Motor Co. ........................................................ 31,249 391,862
General Motors Co. ..................................................... 9,220 428,361
Genuine Parts Co. ...................................................... 1,106 152,982
Hilton Worldwide Holdings, Inc. ............................................ 1,985 433,127
Hyatt Hotels Corp., Class A ................................................ 318 48,311
Las Vegas Sands Corp. ................................................... 3,271 144,742
Lennar Corp., Class A .................................................... 1,927 288,799
Lowe's Cos., Inc. ....................................................... 4,644 1,023,816
Lululemon Athletica, Inc.(a) ............................................... 893 266,739

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
28
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Marriott International, Inc., Class A .......................................... 1,952 $ 471,935
McDonald's Corp. ...................................................... 5,809 1,480,366
NIKE, Inc., Class B ..................................................... 9,404 708,779
NVR, Inc.(a) .......................................................... 22 166,948
O'Reilly Automotive, Inc.(a) ............................................... 430 454,106
Pool Corp. ............................................................ 274 84,208
PulteGroup, Inc. ........................................................ 1,716 188,932
Ross Stores, Inc. ....................................................... 2,678 389,167
Royal Caribbean Cruises Ltd.(a) ............................................ 1,900 302,917
Starbucks Corp. ........................................................ 8,863 689,985
Tesla, Inc.(a) .......................................................... 22,215 4,395,904
The Home Depot, Inc. ................................................... 7,971 2,743,937
The TJX Cos., Inc. ...................................................... 9,124 1,004,552
Tractor Supply Co. ...................................................... 875 236,250
Ulta Beauty, Inc.(a) ..................................................... 356 137,370
Williams-Sonoma, Inc. ................................................... 443 125,090
Yum! Brands, Inc. ...................................................... 2,233 295,783
36,042,291
Consumer Staples (7.3%):
Altria Group, Inc. ....................................................... 18,457 840,716
Archer-Daniels-Midland Co. ............................................... 5,513 333,261
Brown-Forman Corp., Class B ............................................. 3,152 136,135
Celsius Holdings, Inc.(a) .................................................. 1,658 94,655
Church & Dwight Co., Inc. ................................................ 2,593 268,842
Colgate-Palmolive Co. ................................................... 8,582 832,797
Constellation Brands, Inc., Class A .......................................... 1,791 460,788
Costco Wholesale Corp. .................................................. 4,669 3,968,603
Dollar General Corp. .................................................... 2,273 300,559
Dollar Tree, Inc.(a) ...................................................... 2,259 241,193
General Mills, Inc. ...................................................... 5,950 376,397
Hormel Foods Corp. ..................................................... 3,032 92,446
Kellanova ............................................................ 2,996 172,809
Kenvue, Inc. .......................................................... 16,244 295,316
Keurig Dr Pepper, Inc. ................................................... 10,299 343,987
Kimberly-Clark Corp. .................................................... 3,484 481,489
Lamb Weston Holdings, Inc. ............................................... 1,445 121,496
McCormick & Co., Inc. .................................................. 2,667 189,197
Mondelez International, Inc., Class A ......................................... 14,107 923,162
Monster Beverage Corp.(a) ................................................ 7,889 394,056
PepsiCo, Inc. .......................................................... 14,356 2,367,735
Philip Morris International, Inc. ............................................. 16,251 1,646,714
Sysco Corp. ........................................................... 5,199 371,157
Target Corp. .......................................................... 4,850 717,994
The Clorox Co. ........................................................ 1,275 173,999
The Coca-Cola Co. ...................................................... 44,923 2,859,349
The Estee Lauder Cos., Inc. ............................................... 2,399 255,254
The Hershey Co. ....................................................... 1,599 293,944
The Kraft Heinz Co. ..................................................... 12,626 406,810
The Kroger Co. ........................................................ 7,458 372,378
The Procter & Gamble Co. ................................................ 24,643 4,064,124
Tyson Foods, Inc., Class A ................................................ 2,936 167,763
Walgreens Boots Alliance, Inc. ............................................. 7,434 89,914
Walmart, Inc. .......................................................... 45,047 3,050,132
27,705,171
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp., Class A ................................................. 7,974 537,208
CDW Corp. ........................................................... 904 202,351
Corning, Inc. .......................................................... 5,141 199,728
Jabil, Inc. ............................................................ 838 91,166
Keysight Technologies, Inc.(a) ............................................. 1,145 156,579
Teledyne Technologies, Inc.(a) ............................................. 287 111,350

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
29
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Trimble, Inc.(a) ........................................................ 1,665 $ 93,107
1,391,489
Financials (13.9%):
Aflac, Inc. ............................................................ 3,130 279,540
American Express Co. ................................................... 4,336 1,004,001
American International Group, Inc. .......................................... 4,095 304,013
Ameriprise Financial, Inc. ................................................. 1,873 800,127
Aon PLC, Class A ...................................................... 1,167 342,608
Apollo Global Management, Inc. ............................................ 2,369 279,708
Arch Capital Group Ltd.(a) ................................................ 2,174 219,335
Ares Management Corp., Class A ........................................... 2,881 383,980
Arthur J. Gallagher & Co. ................................................. 1,270 329,324
Bank of America Corp. ................................................... 47,433 1,886,410
Berkshire Hathaway, Inc., Class A(a) ......................................... 1 612,241
Berkshire Hathaway, Inc., Class B(a) ......................................... 7,885 3,207,618
BlackRock, Inc. ........................................................ 2,748 2,163,555
Blackstone, Inc. ........................................................ 13,152 1,628,218
Block, Inc.(a) .......................................................... 3,249 209,528
Blue Owl Capital, Inc. ................................................... 8,293 147,201
Brown & Brown, Inc. .................................................... 1,394 124,638
Capital One Financial Corp. ............................................... 2,244 310,682
Cboe Global Markets, Inc. ................................................ 1,960 333,318
Cincinnati Financial Corp. ................................................ 933 110,187
Citigroup, Inc. ......................................................... 11,468 727,759
Citizens Financial Group, Inc. .............................................. 2,771 99,839
CME Group, Inc. ....................................................... 6,703 1,317,810
Coinbase Global, Inc., Class A(a) ........................................... 3,139 697,580
Corebridge Financial, Inc. ................................................. 1,380 40,186
Discover Financial Services ............................................... 1,460 190,983
Erie Indemnity Co., Class A ............................................... 140 50,736
Everest Group Ltd. ...................................................... 183 69,727
FactSet Research Systems, Inc. ............................................. 731 298,445
Fidelity National Information Services, Inc. .................................... 3,433 258,711
Fifth Third Bancorp ..................................................... 4,081 148,916
First Citizens Bancshares, Inc., Class A ....................................... 62 104,384
Fiserv, Inc.(a) .......................................................... 3,494 520,746
Franklin Resources, Inc. .................................................. 5,286 118,142
Global Payments, Inc. .................................................... 1,580 152,786
Huntington Bancshares, Inc. ............................................... 8,587 113,177
Interactive Brokers Group, Inc. ............................................. 1,922 235,637
Intercontinental Exchange, Inc. ............................................. 10,521 1,440,220
JPMorgan Chase & Co. .................................................. 17,213 3,481,501
KKR & Co., Inc. ....................................................... 12,398 1,304,765
Loews Corp. .......................................................... 1,100 82,214
LPL Financial Holdings, Inc. ............................................... 1,343 375,100
M&T Bank Corp. ....................................................... 1,000 151,360
Markel Group, Inc.(a) .................................................... 71 111,872
Marsh & McLennan Cos., Inc. ............................................. 2,969 625,628
Mastercard, Inc., Class A ................................................. 4,995 2,203,594
MetLife, Inc. .......................................................... 3,678 258,159
Moody's Corp. ......................................................... 3,356 1,412,641
Morgan Stanley ........................................................ 23,296 2,264,138
MSCI, Inc. ........................................................... 1,389 669,151
Nasdaq, Inc. .......................................................... 6,504 391,931
Northern Trust Corp. .................................................... 3,749 314,841
NU Holdings Ltd., Class A(a) .............................................. 15,970 205,853
PayPal Holdings, Inc.(a) .................................................. 6,381 370,289
Principal Financial Group, Inc. ............................................. 1,381 108,339
Prudential Financial, Inc. ................................................. 2,150 251,958
Raymond James Financial, Inc. ............................................. 3,466 428,432
Regions Financial Corp. .................................................. 5,491 110,040
S&P Global, Inc. ....................................................... 5,852 2,609,992
State Street Corp. ....................................................... 5,528 409,072

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
30
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Synchrony Financial ..................................................... 2,401 $ 113,303
T. Rowe Price Group, Inc. ................................................. 4,063 468,504
The Allstate Corp. ...................................................... 1,615 257,851
The Bank of New York Mellon Corp. ......................................... 13,998 838,340
The Carlyle Group, Inc. .................................................. 3,500 140,525
The Charles Schwab Corp. ................................................ 31,037 2,287,116
The Goldman Sachs Group, Inc. ............................................ 6,023 2,724,323
The Hartford Financial Services Group, Inc. .................................... 1,805 181,475
The PNC Financial Services Group, Inc. ...................................... 2,360 366,933
The Progressive Corp. ................................................... 3,483 723,454
The Travelers Cos., Inc. .................................................. 1,347 273,899
TPG, Inc. ............................................................ 1,322 54,797
Tradeweb Markets, Inc., Class A ............................................ 2,125 225,250
Truist Financial Corp. .................................................... 8,032 312,043
U.S. Bancorp .......................................................... 9,356 371,433
Visa, Inc., Class A ...................................................... 9,481 2,488,478
W.R. Berkley Corp. ..................................................... 1,192 93,667
Wells Fargo & Co. ...................................................... 21,531 1,278,726
52,603,003
Health Care (21.7%):
Abbott Laboratories ..................................................... 26,091 2,711,116
AbbVie, Inc. .......................................................... 26,668 4,574,095
Agilent Technologies, Inc. ................................................. 4,389 568,946
Align Technology, Inc.(a) ................................................. 1,060 255,916
Alnylam Pharmaceuticals, Inc.(a) ........................................... 1,907 463,401
Amgen, Inc. ........................................................... 8,094 2,528,970
Avantor, Inc.(a) ........................................................ 10,014 212,297
Baxter International, Inc. ................................................. 7,670 256,562
Becton Dickinson & Co. .................................................. 4,341 1,014,535
Biogen, Inc.(a) ......................................................... 2,169 502,818
BioMarin Pharmaceutical, Inc.(a) ........................................... 2,815 231,759
Boston Scientific Corp.(a) ................................................. 22,122 1,703,615
Bristol-Myers Squibb Co. ................................................. 30,569 1,269,531
Cardinal Health, Inc. .................................................... 3,691 362,899
Cencora, Inc. .......................................................... 2,647 596,369
Centene Corp.(a) ....................................................... 8,020 531,726
CVS Health Corp. ...................................................... 19,032 1,124,030
Danaher Corp. ......................................................... 10,201 2,548,720
Dexcom, Inc.(a) ........................................................ 5,743 651,141
Edwards Lifesciences Corp.(a) ............................................. 8,971 828,651
Elevance Health, Inc. .................................................... 3,466 1,878,087
Eli Lilly & Co. ......................................................... 12,881 11,662,200
GE HealthCare Technologies, Inc. ........................................... 6,160 479,987
Gilead Sciences, Inc. .................................................... 18,862 1,294,122
GRAIL, Inc.(a) ........................................................ 391 6,010
HCA Healthcare, Inc. .................................................... 2,910 934,925
Hologic, Inc.(a) ........................................................ 3,461 256,979
Humana, Inc. .......................................................... 1,837 686,395
ICON PLC(a) ......................................................... 1,217 381,493
IDEXX Laboratories, Inc.(a) ............................................... 1,226 597,307
Illumina, Inc.(a) ........................................................ 2,364 246,754
Intuitive Surgical, Inc.(a) ................................................. 5,277 2,347,473
IQVIA Holdings, Inc.(a) .................................................. 2,744 580,191
Johnson & Johnson ..................................................... 36,406 5,321,101
Labcorp Holdings, Inc. ................................................... 1,248 253,981
Legend Biotech Corp., ADR(a) ............................................. 2,756 122,063
McKesson Corp. ....................................................... 1,991 1,162,824
Medtronic PLC ........................................................ 20,098 1,581,914
Merck & Co., Inc. ...................................................... 38,293 4,740,673
Mettler-Toledo International, Inc.(a) ......................................... 293 409,494
Moderna, Inc.(a) ....................................................... 5,076 602,775
Molina Healthcare, Inc.(a) ................................................ 886 263,408
Pfizer, Inc. ............................................................ 85,406 2,389,660

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
31
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Regeneron Pharmaceuticals, Inc.(a) .......................................... 1,626 $ 1,708,975
ResMed, Inc. .......................................................... 2,193 419,784
Royalty Pharma PLC, Class A .............................................. 5,758 151,838
STERIS PLC .......................................................... 1,452 318,772
Stryker Corp. .......................................................... 5,372 1,827,823
The Cigna Group ....................................................... 4,324 1,429,385
The Cooper Cos., Inc.(a) .................................................. 3,007 262,511
Thermo Fisher Scientific, Inc. .............................................. 5,788 3,200,764
UnitedHealth Group, Inc. ................................................. 13,950 7,104,177
Veeva Systems, Inc., Class A(a) ............................................. 2,203 403,171
Vertex Pharmaceuticals, Inc.(a) ............................................. 3,911 1,833,164
Viatris, Inc. ........................................................... 17,593 187,014
Waters Corp.(a) ........................................................ 904 262,268
West Pharmaceutical Services, Inc. .......................................... 1,096 361,011
Zimmer Biomet Holdings, Inc. ............................................. 3,095 335,900
Zoetis, Inc. ........................................................... 6,938 1,202,772
82,146,242
IT Services (1.0%):
Accenture PLC, Class A .................................................. 4,152 1,259,758
Akamai Technologies, Inc.(a) .............................................. 995 89,630
Cloudflare, Inc., Class A(a) ................................................ 1,959 162,264
Cognizant Technology Solutions Corp., Class A ................................. 3,296 224,128
EPAM Systems, Inc.(a) ................................................... 345 64,898
Gartner, Inc.(a) ........................................................ 464 208,364
GoDaddy, Inc., Class A(a) ................................................. 942 131,607
International Business Machines Corp. ........................................ 6,114 1,057,416
MongoDB, Inc.(a) ...................................................... 425 106,233
Okta, Inc.(a) .......................................................... 1,035 96,886
Snowflake, Inc., Class A(a) ................................................ 2,024 273,422
VeriSign, Inc.(a) ........................................................ 696 123,749
3,798,355
Semiconductors & Semiconductor Equipment (9.6%):
Advanced Micro Devices, Inc.(a) ............................................ 10,706 1,736,620
Analog Devices, Inc. .................................................... 3,279 748,464
Applied Materials, Inc. ................................................... 5,492 1,296,057
Broadcom, Inc. ........................................................ 3,061 4,914,527
Enphase Energy, Inc.(a) .................................................. 883 88,044
Entegris, Inc. .......................................................... 999 135,265
First Solar, Inc.(a) ...................................................... 697 157,146
GLOBALFOUNDRIES, Inc.(a)(b) .......................................... 564 28,516
Intel Corp. ............................................................ 28,239 874,562
KLA Corp. ........................................................... 911 751,129
Lam Research Corp. ..................................................... 883 940,263
Marvell Technology, Inc. ................................................. 5,738 401,086
Microchip Technology, Inc. ................................................ 3,492 319,518
Micron Technology, Inc. .................................................. 7,306 960,958
Monolithic Power Systems, Inc. ............................................ 280 230,070
NVIDIA Corp. ......................................................... 160,472 19,824,711
ON Semiconductor Corp.(a) ............................................... 2,852 195,505
QUALCOMM, Inc. ..................................................... 7,410 1,475,924
Skyworks Solutions, Inc. ................................................. 1,062 113,188
Teradyne, Inc. ......................................................... 1,017 150,811
Texas Instruments, Inc. ................................................... 6,065 1,179,824
36,522,188
Software (9.3%):
Adobe, Inc.(a) ......................................................... 3,002 1,667,731
ANSYS, Inc.(a) ........................................................ 615 197,722
AppLovin Corp., Class A(a) ............................................... 1,039 86,466
Atlassian Corp., Class A(a) ................................................ 1,038 183,601
Autodesk, Inc.(a) ....................................................... 1,391 344,203
Bentley Systems, Inc., Class B ............................................. 1,367 67,475

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
32
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
Cadence Design Systems, Inc.(a) ............................................ 1,820 $ 560,105
Corpay, Inc.(a) ......................................................... 374 99,637
Crowdstrike Holdings, Inc., Class A(a) ....................................... 1,446 554,093
Datadog, Inc., Class A(a) ................................................. 1,849 239,797
Dynatrace, Inc.(a) ...................................................... 1,851 82,814
Fair Isaac Corp.(a) ...................................................... 148 220,322
Fortinet, Inc.(a) ........................................................ 4,190 252,531
HubSpot, Inc.(a) ....................................................... 297 175,168
Intuit, Inc. ............................................................ 1,834 1,205,323
Manhattan Associates, Inc.(a) .............................................. 372 91,765
Microsoft Corp. ........................................................ 48,867 21,841,106
MicroStrategy, Inc.(a) .................................................... 92 126,728
Nutanix, Inc., Class A(a) .................................................. 1,648 93,689
Oracle Corp. .......................................................... 10,695 1,510,134
Palantir Technologies, Inc., Class A(a) ........................................ 12,355 312,952
Palo Alto Networks, Inc.(a) ................................................ 2,121 719,040
PTC, Inc.(a) ........................................................... 808 146,789
Roper Technologies, Inc. .................................................. 736 414,854
Salesforce, Inc. ........................................................ 6,248 1,606,361
Samsara, Inc., Class A(a) ................................................. 1,109 37,373
ServiceNow, Inc.(a) ..................................................... 1,334 1,049,418
Synopsys, Inc.(a) ....................................................... 1,014 603,391
Tyler Technologies, Inc.(a) ................................................ 257 129,214
Workday, Inc., Class A(a) ................................................. 1,347 301,135
Zoom Video Communications, Inc., Class A(a) .................................. 1,577 93,343
Zscaler, Inc.(a) ......................................................... 622 119,542
35,133,822
Technology Hardware, Storage & Peripherals (6.1%):
Apple, Inc. ........................................................... 103,067 21,707,971
Dell Technologies, Inc., Class C ............................................ 1,616 222,863
Hewlett Packard Enterprise Co. ............................................. 8,676 183,671
HP, Inc. .............................................................. 6,498 227,560
NetApp, Inc. .......................................................... 1,342 172,850
Pure Storage, Inc., Class A(a) .............................................. 1,982 127,264
Seagate Technology Holdings PLC .......................................... 1,361 140,550
Super Micro Computer, Inc.(a) ............................................. 291 238,431
Western Digital Corp.(a) .................................................. 2,133 161,617
23,182,777
Utilities (4.9%):
Ameren Corp. ......................................................... 5,064 360,101
American Electric Power Co., Inc. ........................................... 10,176 892,842
American Water Works Co., Inc. ............................................ 3,786 489,000
Atmos Energy Corp. ..................................................... 2,922 340,851
CenterPoint Energy, Inc. .................................................. 12,191 377,677
CMS Energy Corp. ...................................................... 5,702 339,440
Consolidated Edison, Inc. ................................................. 6,713 600,277
Constellation Energy Corp. ................................................ 6,120 1,225,652
Dominion Energy, Inc. ................................................... 16,193 793,457
DTE Energy Co. ....................................................... 3,989 442,819
Duke Energy Corp. ...................................................... 14,926 1,496,033
Edison International ..................................................... 7,409 532,040
Entergy Corp. ......................................................... 4,103 439,021
Eversource Energy ...................................................... 6,761 383,416
Exelon Corp. .......................................................... 19,315 668,492
FirstEnergy Corp. ....................................................... 11,112 425,256
NextEra Energy, Inc. .................................................... 39,545 2,800,182
PG&E Corp. .......................................................... 38,855 678,408
PPL Corp. ............................................................ 14,241 393,764
Public Service Enterprise Group, Inc. ......................................... 9,597 707,299
Sempra .............................................................. 12,227 929,986
The Southern Co. ....................................................... 21,096 1,636,417
Vistra Corp. ........................................................... 6,874 591,027

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
33
Schedule of Portfolio Investments — continued
June 30, 2024
See notes to financial statements.
Security Description Shares Value
WEC Energy Group, Inc. ................................................. 6,098 $ 478,449
Xcel Energy, Inc. ....................................................... 10,766 575,012
18,596,918
Total Common Stocks (Cost $296,606,234) 376,798,996
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc. CVR (a)(d) ............................................... 532 542
Total Rights (Cost $–) 542
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(e) ........ 5,530 5,530
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.22%(e) ............ 5,530 5,530
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(e) ............... 5,530 5,530
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.23%(e) . 5,530 5,530
Total Collateral for Securities Loaned (Cost $22,120) 22,120
Total Investments (Cost $296,628,354) — 99.4% 376,821,658
Other assets in excess of liabilities — 0.6% 2,119,157
NET ASSETS - 100.00% $ 378,940,815
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on June 30, 2024.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 8 9/20/24 $ 2,205,759 $ 2,208,600 $ 2,841
Total unrealized appreciation $ 2,841
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2,841

Schedule of Portfolio Investments
June 30, 2024
Victory Portfolios II
VictoryShares WestEnd Global Equity ETF
34
See notes to financial statements.
Security Description Shares Value
Exchange-Traded Funds (99.7%)
Communication Services Select Sector SPDR Fund .............................. 2,901 $ 248,500
Consumer Discretionary Select Sector SPDR Fund ............................... 894 163,066
Consumer Staples Select Sector SPDR Fund ................................... 1,601 122,605
Financial Select Sector SPDR Fund .......................................... 3,800 156,218
Health Care Select Sector SPDR Fund ........................................ 2,498 364,084
iShares Core MSCI Europe ETF ............................................ 1,055 60,082
iShares U.S. Broker-Dealers & Securities Exchanges ETF .......................... 691 80,799
Technology Select Sector SPDR Fund ........................................ 1,916 433,456
Utilities Select Sector SPDR Fund ........................................... 1,210 82,449
Vanguard FTSE All-World ex-U.S. ETF ....................................... 7,223 423,556
Vanguard FTSE Pacific ETF ............................................... 4,837 358,809
Total Exchange-Traded Funds (Cost $2,501,411) 2,493,624
Total Investments (Cost $2,501,411) — 99.7% 2,493,624
Other assets in excess of liabilities — 0.3% 7,704
NET ASSETS - 100.00% $ 2,501,328
At June 30, 2024, the foreign securities held by the underlying Funds were 80.0% of net assets.
ETF
—
Exchange-Traded Fund

Statements of Assets and Liabilities
June 30, 2024
35
See notes to financial statements.
Victory Portfolios II
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Assets:
Affiliated investments, at value (Cost $— and $880,421) $ — $ 867,875
Investments, at value (Cost $132,731,379 and $200,546,216) 149,198,809 225,759,071 (a)
Cash 295,365 382,877
Deposit with broker for futures contracts 326,986 324,714
Receivables:
Interest and dividends 145,753 235,921
Investments sold 3,732,220 —
From Adviser 3,464 —
Variation margin on open futures contracts — 1,306
Prepaid expenses 850 1,229
Total Assets 153,703,447 227,572,993
Liabilities:
Payables:
Collateral received on loaned securities — 2,573,528
Capital shares redeemed 3,747,598 —
Variation margin on open futures contracts 2,450 —
Accrued expenses and other payables:
Investment advisory fees 18,857 27,684
Administration fees 2,796 14,835
Custodian fees 1,296 1,836
Compliance fees 115 173
Other accrued expenses 28,084 24,348
Total Liabilities 3,801,196 2,642,404
Commitments and contingencies (Note 5 )
Net Assets:
Capital 205,014,671 261,333,905
Total accumulated earnings (loss) (55,112,420) (36,403,316)
Net Assets $ 149,902,251 $ 224,930,589
Shares outstanding (unlimited shares authorized, no par value): 2,000,000 2,900,000
Net asset value: $ 74 .95 $ 77 .56
(a) Includes $2,469,626 of securities on loan.

Statements of Assets and Liabilities
June 30, 2024
36
See notes to financial statements.
Victory Portfolios II
VictoryShares
International
Value Momentum
ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Assets:
Investments, at value (Cost $203,246,084 and $167,026,860) $ 225,433,887 (a) $ 190,776,325 (b)
Foreign currency, at value (Cost $144,240 and $413,930) 144,240 413,055
Cash 1,268,490 —
Deposit with broker for futures contracts 108,894 48,964
Receivables:
Interest and dividends 502,446 1,434,331
Investments sold — 1,038,316
From Adviser — 1,879
Variation margin on open futures contracts 1,457 849
Reclaims 826,248 34,066
Prepaid expenses 1,335 998
Total Assets 228,286,997 193,748,783
Liabilities:
Payables:
Collateral received on loaned securities 5,497,300 1,224,576
To custodian — 171,355
Investments purchased — 2,571
Accrued foreign capital gains taxes — 1,448,235
Accrued expenses and other payables:
Investment advisory fees 48,112 46,318
Administration fees 4,135 3,434
Custodian fees 9,344 18,381
Compliance fees 172 149
Other accrued expenses 68,626 67,717
Total Liabilities 5,627,689 2,982,736
Commitments and contingencies (Note 5 )
Net Assets:
Capital 275,600,638 196,001,579
Total accumulated earnings (loss) (52,941,330) (5,235,532)
Net Assets $ 222,659,308 $ 190,766,047
Shares outstanding (unlimited shares authorized, no par value): 4,700,000 3,850,000
Net asset value: $ 47 .37 $ 49 .55
(a) Includes $5,176,953 of securities on loan.
(b) Includes $1,027,707 of securities on loan.

Statements of Assets and Liabilities
June 30, 2024
37
See notes to financial statements.
Victory Portfolios II
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF
Assets:
Investments, at value (Cost $296,628,354 and $2,501,411) $ 376,821,658 (a) $ 2,493,624
Cash 1,570,730 24,835
Deposit with broker for futures contracts 546,315 —
Receivables:
Interest and dividends 189,660 —
From Adviser 6,406 13,227
Prepaid expenses 1 —
Total Assets 379,134,770 2,531,686
Liabilities:
Payables:
Collateral received on loaned securities 22,120 —
Investments purchased — 16,721
Variation margin on open futures contracts 10,454 —
Accrued expenses and other payables:
Investment advisory fees 121,448 355
Administration fees 6,752 15
Custodian fees 2,701 967
Compliance fees 298 3
Trustees' fees — 35
Other accrued expenses 30,182 12,262
Total Liabilities 193,955 30,358
Commitments and contingencies (Note 5 )
Net Assets:
Capital 304,974,250 2,500,000
Total accumulated earnings (loss) 73,966,565 1,328
Net Assets $ 378,940,815 $ 2,501,328
Shares outstanding (unlimited shares authorized, no par value): 10,150,000 100,000
Net asset value: $ 37 .33 $ 25 .01
(a) Includes $20,893 of securities on loan.

Statements of Operations
For the Year Ended June 30, 2024
38
See notes to financial statements.
Victory Portfolios II
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Investment Income:
Dividends $ 3,274,285 $ 3,715,221
Interest 32,710 40,631
Securities lending (net of fees) 829 34,635
Foreign tax withholding (196) (833)
Total Income 3,307,628 3,789,654
Expenses:
Investment advisory fees 242,148 334,844
Administration fees 89,131 123,637
Sub-Administration fees 19,500 19,500
Custodian fees 10,352 13,384
Trustees' fees 12,708 15,107
Compliance fees 1,525 2,029
Legal and audit fees 23,669 26,782
Printing fees 11,149 18,140
Other expenses 5,659 5,419
Recoupment of prior expenses waived/reimbursed by Adviser — 2,976
Total Expenses 415,841 561,818
Expenses waived/reimbursed by Adviser (93,295) (19,944)
Net Expenses 322,546 541,874
Net Investment Income (Loss) 2,985,082 3,247,780
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities 9,094,802 (1,271,623)
Net realized gains (losses) from futures contracts 157,682 13,095
Net realized gains (losses) from in-kind redemptions 8,722,979 29,695,735
Net change in unrealized appreciation/depreciation on affiliated investment securities — (12,546)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 7,284,886 4,508,801
Net change in unrealized appreciation/depreciation on futures contracts (19,446) (3,754)
Net realized/unrealized gains (losses) on investments 25,240,903 32,929,708
Change in net assets resulting from operations $ 28,225,985 $ 36,177,488

Statements of Operations
For the Year Ended June 30, 2024
39
See notes to financial statements.
Victory Portfolios II
VictoryShares
International Value
Momentum ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Investment Income:
Dividends $ 10,113,793 $ 7,627,676
Interest 43,122 11,980
Securities lending (net of fees) 60,644 18,200
Foreign tax withholding (1,308,083) (998,134)
Total Income 8,909,476 6,659,722
Expenses:
Investment advisory fees 588,081 526,395
Administration fees 130,276 97,003
Sub-Administration fees 19,500 21,500
Custodian fees 52,840 156,165
Trustees' fees 16,242 12,264
Compliance fees 2,157 1,594
Legal and audit fees 72,259 57,773
Line of credit fees 229 15,437
Printing fees 11,196 11,653
Other expenses 10,326 8,512
Recoupment of prior expenses waived/reimbursed by Adviser 9,679 —
Total Expenses 912,785 908,296
Expenses waived/reimbursed by Adviser (89,700) (118,468)
Net Expenses 823,085 789,828
Net Investment Income (Loss) 8,086,391 5,869,894
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 13,610,567 15,103,345
Foreign taxes on realized gains — (1,617,828)
Net realized gains (losses) from futures contracts 39,643 85,907
Net realized gains (losses) from in-kind redemptions 6,940,535 437,280
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 2,369,457 16,827,541
Net change in unrealized appreciation/depreciation on futures contracts (2,718) 5,588
Net change in accrued foreign taxes on unrealized gains — (697,844)
Net realized/unrealized gains (losses) on investments 22,957,484 30,143,989
Change in net assets resulting from operations $ 31,043,875 $ 36,013,883

Statements of Operations
For the Year Ended June 30, 2024
40
See notes to financial statements.
Victory Portfolios II
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF (a)
Investment Income:
Dividends $ 3,993,772 $ 9,525
Interest 36,923 —
Securities lending (net of fees) 1,720 —
Total Income 4,032,415 9,525
Expenses:
Investment advisory fees 1,085,686 355
Administration fees 150,711 37
Sub-Administration fees 19,500 1,625
Custodian fees 14,652 967
Trustees' fees 14,491 35
Compliance fees 2,359 3
Legal and audit fees 31,291 7,497
Line of credit fees — 2
Printing fees 6,582 2,750
Other expenses 19,438 388
Recoupment of prior expenses waived/reimbursed by Adviser 6,326 —
Total Expenses 1,351,036 13,659
Expenses waived/reimbursed by Adviser (99,966) (13,249)
Net Expenses 1,251,070 410
Net Investment Income (Loss) 2,781,345 9,115
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (4,726,137) —
Net realized gains (losses) from futures contracts 238,797 —
Net realized gains (losses) from in-kind redemptions 5,816,722 —
Net change in unrealized appreciation/depreciation on investment securities 54,582,096 (7,787)
Net change in unrealized appreciation/depreciation on futures contracts (29,850) —
Net realized/unrealized gains (losses) on investments 55,881,628 (7,787)
Change in net assets resulting from operations $ 58,662,973 $ 1,328
(a) Commencement of operations on June 21, 2024.

41
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Value
Momentum ETF
VictoryShares US Small Mid Cap
Value Momentum ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,985,082 $ 4,964,965 $ 3,247,780 $ 4,153,232
Net realized gains (losses) 17,975,463 6,197,838 28,437,207 (3,292,083)
Net change in unrealized appreciation/depreciation 7,265,440 11,164,893 4,492,501 27,645,690
Change in net assets resulting from operations 28,225,985 22,327,696 36,177,488 28,506,839
Change in net assets resulting from distributions to shareholders (3,215,941) (5,037,898) (3,397,494) (3,949,369)
Change in net assets resulting from capital transactions (67,676,067) (92,182,672) (38,509,088) (51,254,237)
Change in net assets (42,666,023) (74,892,874) (5,729,094) (26,696,767)
Net Assets:
Beginning of period 192,568,274 267,461,148 230,659,683 257,356,450
End of period $ 149,902,251 $ 192,568,274 $ 224,930,589 $ 230,659,683
Capital Transactions:
Proceeds from shares issued $ — $ — $ 85,593,801 $ 3,167,675
Cost of shares redeemed (67,676,067) (92,182,672) (124,102,889) (54,421,912)
Change in net assets resulting from capital transactions $ (67,676,067) $ (92,182,672) $ (38,509,088) $ (51,254,237)
Share Transactions:
Issued — — 1,150,000 50,000
Redeemed (1,000,000) (1,450,000) (1,700,000) (850,000)
Change in Shares (1,000,000) (1,450,000) (550,000) (800,000)

42
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares International
Value Momentum ETF
VictoryShares Emerging Markets
Value Momentum ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,086,391 $ 10,354,745 $ 5,869,894 $ 9,072,567
Net realized gains (losses) 20,590,745 (18,121,702) 14,008,704 (17,872,781)
Net change in unrealized appreciation/depreciation 2,366,739 39,061,050 16,135,285 21,179,074
Change in net assets resulting from operations 31,043,875 31,294,093 36,013,883 12,378,860
Change in net assets resulting from distributions to shareholders (11,094,687) (9,023,923) (7,084,883) (8,231,290)
Change in net assets resulting from capital transactions (43,853,925) (58,663,287) (8,588,956) (43,657,374)
Change in net assets (23,904,737) (36,393,117) 20,340,044 (39,509,804)
Net Assets:
Beginning of period 246,564,045 282,957,162 170,426,003 209,935,807
End of period $ 222,659,308 $ 246,564,045 $ 190,766,047 $ 170,426,003
Capital Transactions:
Cost of shares redeemed (43,853,925) (58,663,287) (8,588,956) (43,657,374)
Change in net assets resulting from capital transactions $ (43,853,925) $ (58,663,287) $ (8,588,956) $ (43,657,374)
Share Transactions:
Redeemed (950,000) (1,400,000) (200,000) (1,100,000)
Change in Shares (950,000) (1,400,000) (200,000) (1,100,000)

43
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares WestEnd U.S.
Sector ETF
VictoryShares
WestEnd
Global Equity
ETF
Year
Ended
June 30, 2024
For the Period
October 12,
2022
(a)
through
June 30, 2023
For the Period
June 21, 2024
(a)
through
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,781,345 $ 1,456,104 $ 9,115
Net realized gains (losses) 1,329,382 3,056,443 —
Net change in unrealized appreciation/depreciation 54,552,246 25,643,899 (7,787)
Change in net assets resulting from operations 58,662,973 30,156,446 1,328
Change in net assets resulting from distributions to shareholders (2,737,578) (1,328,708) —
Change in net assets resulting from capital transactions 141,681,878 152,505,804 2,500,000
Change in net assets 197,607,273 181,333,542 2,501,328
Net Assets:
Beginning of period 181,333,542 — —
End of period $ 378,940,815 $ 181,333,542 $ 2,501,328
Capital Transactions:
Proceeds from shares issued $ 161,420,705 $ 301,363,158 $ 2,500,000
Cost of shares redeemed (19,738,827) (148,857,354) —
Change in net assets resulting from capital transactions $ 141,681,878 $ 152,505,804 $ 2,500,000
Share Transactions:
Issued 4,890,000 11,420,000 100,000
Redeemed (590,000) (5,570,000) —
Change in Shares 4,300,000 5,850,000 100,000
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
VictoryShares US Value Momentum ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $64.19 $60.10 $65.66 $45.30 $50.37 $53.85
Investment Activities:
Net investment income (loss)(b) 1.25 1.25 1.07 0.81 0.72 1.00
Net realized and unrealized gains (losses) 10.84 4.10 (5.52) 20.32 (4.85) (3.59)
Total from Investment Activities 12.09 5.35 (4.45) 21.13 (4.13) (2.59)
Distributions to Shareholders from:
Net investment income (1.33) (1.27) (1.11) (0.77) (0.94) (0.89)
Total Distributions (1.33) (1.27) (1.11) (0.77) (0.94) (0.89)
Net Asset Value, End of Period $74.95 $64.19 $60.10 $65.66 $45.30 $50.37
Total Return(c)(d) 19.08% 8.99% (6.94)% 47.02% (8.31)% (4.79)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.20% 0.20% 0.20% 0.20% 0.20% 0.20%
Net Investment Income (Loss)(e) 1.85% 2.00% 1.59% 1.47% 1.80% 2.00%
Gross Expenses(e)(f) 0.26% 0.26% 0.27% 0.27% 0.28% 0.25%
Supplemental Data:
Net Assets at end of period (000's) $149,902 $192,568 $267,461 $443,213 $464,347 $468,445
Portfolio Turnover(c)(g) 118% 101% 53% 76% 66% 87%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

45
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Small Mid Cap Value Momentum ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $66.86 $60.55 $72.20 $45.57 $49.54 $57.21
Investment Activities:
Net investment income (loss)(b) 1.04 1.12 0.88 0.52 0.60 1.00
Net realized and unrealized gains (losses) 10.73 6.29 (11.79) 26.84 (3.74) (7.86)
Total from Investment Activities 11.77 7.41 (10.91) 27.36 (3.14) (6.86)
Distributions to Shareholders from:
Net investment income (1.07) (1.10) (0.74) (0.73) (0.83) (0.81)
Total Distributions (1.07) (1.10) (0.74) (0.73) (0.83) (0.81)
Net Asset Value, End of Period $77.56 $66.86 $60.55 $72.20 $45.57 $49.54
Total Return(c)(d) 17.77% 12.33% (15.24)% 60.47% (6.44)% (11.99)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.24%(g) 0.24%(g) 0.24%(g) 0.24%(g) 0.25% 0.25%
Net Investment Income (Loss)(e) 1.45% 1.75% 1.26% 0.87% 1.53% 1.98%
Gross Expenses(e)(f) 0.25% 0.27% 0.27% 0.28% 0.31% 0.30%
Supplemental Data:
Net Assets at end of period (000's) $224,931 $230,660 $257,356 $299,631 $239,247 $101,564
Portfolio Turnover(c)(h) 104% 126% 70% 78% 70% 88%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
VictoryShares International Value Momentum ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $43.64 $40.14 $49.64 $38.42 $43.16 $48.10
Investment Activities:
Net investment income (loss)(b) 1.56 1.59 1.41 1.28 0.83 1.30
Net realized and unrealized gains (losses) 4.34 3.33 (9.20) 11.17 (4.35) (4.99)
Total from Investment Activities 5.90 4.92 (7.79) 12.45 (3.52) (3.69)
Distributions to Shareholders from:
Net investment income (2.17) (1.42) (1.71) (1.23) (1.22) (1.25)
Total Distributions (2.17) (1.42) (1.71) (1.23) (1.22) (1.25)
Net Asset Value, End of Period $47.37 $43.64 $40.14 $49.64 $38.42 $43.16
Total Return(c)(d) 13.82% 12.50% (16.12)% 32.66% (8.39)% (7.70)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(e) 3.44% 3.86% 2.96% 2.86% 2.41% 2.90%
Gross Expenses(e)(f) 0.39% 0.41% 0.41% 0.42% 0.41% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $222,659 $246,564 $282,957 $357,380 $315,004 $323,693
Portfolio Turnover(c)(g) 84% 105% 68% 90% 62% 87%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

47
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Emerging Markets Value Momentum ETF
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $42.08 $40.76 $52.08 $37.91 $41.23 $45.58
Investment Activities:
Net investment income (loss)(b) 1.48 2.04 1.91 1.36 0.73 1.31
Net realized and unrealized gains (losses) 7.75 1.04 (11.18) 14.10 (2.85) (4.73)
Total from Investment Activities 9.23 3.08 (9.27) 15.46 (2.12) (3.42)
Distributions to Shareholders from:
Net investment income (1.76) (1.76) (2.05) (1.29) (1.20) (0.93)
Total Distributions (1.76) (1.76) (2.05) (1.29) (1.20) (0.93)
Net Asset Value, End of Period $49.55 $42.08 $40.76 $52.08 $37.91 $41.23
Total Return(c)(d) 22.64% 7.80% (18.34)% 41.48% (5.47)% (7.62)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(e) 3.34% 5.07% 4.05% 2.98% 2.18% 3.00%
Gross Expenses(e)(f) 0.52% 0.61% 0.55% 0.56% 0.57% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $190,766 $170,426 $209,936 $265,591 $164,892 $169,051
Portfolio Turnover(c)(g) 118% 109% 70% 95% 51% 67%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
VictoryShares WestEnd U.S.
Sector ETF
Year
Ended
June 30, 2024
October 12,
2022(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $31.00 $25.00
Investment Activities:
Net investment income (loss)(b) 0.34 0.28
Net realized and unrealized gains (losses) 6.32 5.96
Total from Investment Activities 6.66 6.24
Distributions to Shareholders from:
Net investment income (0.33) (0.24)
Total Distributions (0.33) (0.24)
Net Asset Value, End of Period $37.33 $31.00
Total Return(c)(d) 21.67% 25.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.46% 0.42%
Net Investment Income (Loss)(e) 1.02% 1.39%
Gross Expenses(e)(f) 0.50% 0.67%
Supplemental Data:
Net Assets at end of period (000's) $378,941 $181,334
Portfolio Turnover(c)(g) 30% 43%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

49
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares
WestEnd
Global Equity
ETF
June 21,
2024(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.09
Net realized and unrealized gains (losses) (0.08)
Total from Investment Activities 0.01
Net Asset Value, End of Period $25.01
Total Return(c)(d) 0.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60%
Net Investment Income (Loss)(e) 13.34%
Gross Expenses(e)(f) 19.99%
Supplemental Data:
Net Assets at end of period (000's) $2,501
Portfolio Turnover(c)(g) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2024
Victory Portfolios II
50
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 29 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations June 21, 2024.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”), or 10,000 shares in the case of WestEnd U.S. Sector
ETF and WestEnd Global Equity ETF. Creation Units are issued and redeemed in exchange for a basket of securities included in the respective
Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee.
Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
 Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Funds (Legal Name) Funds (Short Name)
VictoryShares US Value Momentum ETF US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF WestEnd Global Equity ETF*
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US Value Momentum ETF ............................................... $ 500 2.00%
US Small Mid Cap Value Momentum ETF .................................... 750 2.00%
International Value Momentum ETF ........................................ 3,000 2.00%
Emerging Markets Value Momentum ETF .................................... 5,500 2.00%
WestEnd U.S. Sector ETF ................................................ 100 2.00%
WestEnd Global Equity ETF .............................................. 250 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
51
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Level 1 Level 2 Level 3 Total
US Value Momentum ETF
Common Stocks ............................ $ 149,198,809 $ — $ — $ 149,198,809
Total .................................... $ 149,198,809 $ — $ — $ 149,198,809
Other Financial Investments:*
Assets:
Futures Contracts ........................... 1,892 — — 1,892
Total .................................... $ 1,892 $ — $ — $ 1,892
US Small Mid Cap Value Momentum ETF
Common Stocks ............................ 224,053,369 — 49 224,053,418
Collateral for Securities Loaned ................ 2,573,528 — — 2,573,528
Total .................................... $ 226,626,897 $ — $ 49 $ 226,626,946
Other Financial Investments:*
Assets:
Futures Contracts ........................... 2,884 — — 2,884
Total .................................... $ 2,884 $ — $ — $ 2,884
International Value Momentum ETF
Common Stocks ............................ 219,936,587 — — 219,936,587

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
52
As of June 30, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
International Value Momentum ETF, continued
Collateral for Securities Loaned ................ $ 5,497,300 $ — $ — $ 5,497,300
Total .................................... $ 225,433,887 $ — $ — $ 225,433,887
Other Financial Investments:*
Assets:
Futures Contracts ........................... 5,716 — — 5,716
Total .................................... $ 5,716 $ — $ — $ 5,716
Emerging Markets Value Momentum ETF
Common Stocks ............................ 189,170,151 — 381,598 189,551,749
Collateral for Securities Loaned ................ 1,224,576 — — 1,224,576
Total .................................... $ 190,394,727 $ — $ 381,598 $ 190,776,325
Other Financial Investments:*
Assets:
Futures Contracts ........................... 2,815 — — 2,815
Total .................................... $ 2,815 $ — $ — $ 2,815
WestEnd U.S. Sector ETF
Common Stocks ............................ 376,798,996 — — 376,798,996
Rights ................................... — — 542 542
Collateral for Securities Loaned ................ 22,120 — — 22,120
Total .................................... $ 376,821,116 $ — $ 542 $ 376,821,658
Other Financial Investments:*
Assets:
Futures Contracts ........................... 2,841 — — 2,841
Total .................................... $ 2,841 $ — $ — $ 2,841
WestEnd Global Equity ETF
Exchange-Traded Funds ...................... 2,493,624 — — 2,493,624
Total .................................... $ 2,493,624 $ — $ — $ 2,493,624
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
53
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2024, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
The Funds did not hold futures contracts as of June 30, 2024. During the year ended June 30, 2024, the Funds held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 16,148
US Value Momentum ETF ............................................................................. $ 1,892
US Small Mid Cap Value Momentum ETF .................................................................. 2,884
International Value Momentum ETF ...................................................................... 5,716
Emerging Markets Value Momentum ETF .................................................................. 2,815
WestEnd U.S. Sector ETF .............................................................................. 2,841

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
54
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2024:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2024:
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 535124.00 (50180.00)
US Value Momentum ETF ........................................................... $ 157,682 $ (19,446)
US Small Mid Cap Value Momentum ETF ................................................ 13,095 (3,754)
International Value Momentum ETF .................................................... 39,643 (2,718)
Emerging Markets Value Momentum ETF ................................................ 85,907 5,588
WestEnd U.S. Sector ETF ............................................................ 238,797 (29,850)
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US Small Mid Cap Value Momentum ETF ............................... $ 2,469,626 $ — $ 2,573,528
International Value Momentum ETF ................................... 5,176,953 — 5,497,300
Emerging Markets Value Momentum ETF ............................... 1,027,707 — 1,224,576
WestEnd U.S. Sector ETF ........................................... 20,893 — 22,120

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
55
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The International Value Momentum ETF received European Union (“EU”) reclaims related to prior years. For the year ended June 30, 2024, the
Fund recognized $25,416 related to EU reclaims and $589 in interest and entitlements. These EU reclaims and related interest and entitlements are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2024, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US Value Momentum ETF .................................. $ 190,211,231 $ 190,134,183 $ — $ 67,324,473
US Small Mid Cap Value Momentum ETF ....................... 231,612,488 230,932,510 85,169,182 123,626,822
International Value Momentum ETF ........................... 196,744,547 202,302,517 — 40,572,136
Emerging Markets Value Momentum ETF ....................... 206,869,359 214,203,698 — 4,088,522
WestEnd U.S. Sector ETF ................................... 82,250,355 80,978,904 158,536,318 19,534,951
WestEnd Global Equity ETF ................................. 63,664 — 2,437,747 —

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
56
annual reports may be viewed at vcm.com. As of June 30, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
US Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.6
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Small Mid Cap Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
International Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2
Emerging Markets Value Momentum ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.9
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.8
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
WestEnd U.S. Sector ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
57
Amounts incurred and paid to VCM for the year ended June 30, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2024, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of June 30, 2024, the expense limits (excluding voluntary waivers) were as follows:
* In effect, through at least October 31, 2025.
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
Flat Rate
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2024
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.46%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%*

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
58
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2024.
For the year ended June 30, 2024, the following recoupments  were paid to the Adviser:
As of June 30, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2024, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — The International Value Momentum ETF and the Emerging Markets Value Momentum ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Mid-Capitalization Stock Risk — Certain Funds invest in mid-sized companies which may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Amount
US Small Mid Cap Value Momentum ETF ................................................................... $ 2,976
International Value Momentum ETF ....................................................................... 9,679
WestEnd U.S. Sector ETF ............................................................................... 6,326
Expires
2025
Expires
2026
Expires
2027 Total
US Value Momentum ETF .............................................. $ 130,524 $ 74,980 $ 38,150 $ 243,654
International Value Momentum ETF ....................................... 102,118 61,004 15,074 178,196
Emerging Markets Value Momentum ETF ................................... 147,952 216,521 62,440 426,913
WestEnd U.S. Sector ETF ............................................... — 130,963 10,325 141,288
WestEnd Global Equity ETF ............................................. — — 13,227 13,227
Amount
US Value Momentum ETF .............................................................................. $ 55,145
US Small Mid Cap Value Momentum ETF ................................................................... 16,968
International Value Momentum ETF ....................................................................... 74,626
Emerging Markets Value Momentum ETF ................................................................... 56,028
WestEnd U.S. Sector ETF ............................................................................... 89,641
WestEnd Global Equity ETF ............................................................................. 22

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
59
Small-Capitalization Stock Risk — Certain Funds invest in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks.
Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Limited History of Operations Risk — WestEnd Global Equity ETF fund is new and, therefore, has a limited history of operations for investors to evaluate.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Geographic Focus Risk — The WestEnd Global Equity ETF invests in securities from a limited geographic area. To the extent the Fund focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the year ended June 30, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and
Amount
Outstanding at
June 30, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Value Momentum ETF ........................... $ — $ 1,300,000 6.42% $ 1,300,000
Emerging Markets Value Momentum ETF ....................... — 3,431,250 6.44% 27,400,000
Declared Paid
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
60
distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2024, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of June 30, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and derivatives.
As of June 30, 2024, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Total
Accumulated
Earnings
(Loss) Capital
US Value Momentum ETF .................................................................... $ (8,706,452) $ 8,706,452
US Small Mid Cap Value Momentum ETF ......................................................... (29,693,919) 29,693,919
International Value Momentum ETF ............................................................. (6,698,396) 6,698,396
Emerging Markets Value Momentum ETF ......................................................... (330,770) 330,770
WestEnd U.S. Sector ETF ..................................................................... (5,720,882) 5,720,882
Year Ended June 30, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US Value Momentum ETF .................................................................... $ 3,215,941 $ 3,215,941
US Small Mid Cap Value Momentum ETF ......................................................... 3,397,494 3,397,494
International Value Momentum ETF ............................................................. 11,094,687 11,094,687
Emerging Markets Value Momentum ETF ......................................................... 7,084,883 7,084,883
WestEnd U.S. Sector ETF ..................................................................... 2,737,578 2,737,578
Year Ended June 30, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US Value Momentum ETF .................................................................... $ 5,037,898 $ 5,037,898
US Small Mid Cap Value Momentum ETF ......................................................... 3, 949,369 3, 949,369
International Value Momentum ETF ............................................................. 9,023,923 9,023,923
Emerging Markets Value Momentum ETF ......................................................... 8,231,290 8,231,290
WestEnd U.S. Sector ETF ..................................................................... 1,328,708 1,328,708
Undistributed
Ordinary
Income
Accumulated
Earnings (Loss)
Other Earnings
(Loss)
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
US Value Momentum ETF ............ $ 181,272 $ 181,272 $ — $ (71,724,234) $ 16,430,542 $ (55,112,420)
US Small Mid Cap Value Momentum ETF . 1,184,325 1,184,325 — (62,091,613) 24,503,972 (36,403,316)
International Value Momentum ETF ..... 2,993,655 2,993,655 (28,097) (73,558,836) 17,651,948 (52,941,330)
Emerging Markets Value Momentum ETF . 6,040,125 6,040,125 (1,467,440) (29,063,581) 19,255,364 (5,235,532)
WestEnd U.S. Sector ETF ............. 171,162 171,162 — (5,873,338) 79,668,741 73,966,565
WestEnd Global Equity ETF ........... 9,115 9,115 — — (7,787) 1,328
Short-Term
Amount
Long-Term
Amount Total
US Value Momentum ETF ............................................... $ (57,892,972) $ (13,831,262) $ (71,724,234)
US Small Mid Cap Value Momentum ETF .................................... (60,643,195) (1,448,418) (62,091,613)
International Value Momentum ETF ........................................ (58,463,925) (15,094,911) (73,558,836)
Emerging Markets Value Momentum ETF .................................... (21,817,487) (7,246,094) (29,063,581)
WestEnd U.S. Sector ETF ................................................ (4,306,550) (1,566,788) (5,873,338)

Notes to Financial Statements — continued
June 30, 2024
Victory Portfolios II
61
During the tax year ended June 30, 2024, the following Funds utilized capital loss carryforwards:
As of June 30, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments. Section
12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund’s investment adviser. When a fund’s investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund’s investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers. Transactions in affiliated securities during the year ended June 30, 2024, were as follows:
Amount
US Value Momentum ETF .............................................................................. $ (9,204,781)
International Value Momentum ETF ....................................................................... (11,855,017)
Emerging Markets Value Momentum ETF ................................................................... (11,988,005)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Value Momentum ETF .......................... $ 132,768,267 $ 19,959,596 $ (3,529,054) $ 16,430,542
US Small Mid Cap Value Momentum ETF ............... 202,122,974 33,929,141 (9,425,169) 24,503,972
International Value Momentum ETF ................... 207,781,939 30,552,002 (12,900,054) 17,651,948
Emerging Markets Value Momentum ETF ............... 171,520,961 34,628,890 (15,373,526) 19,255,364
WestEnd U.S. Sector ETF ........................... 297,152,917 85,468,115 (5,799,374) 79,668,741
WestEnd Global Equity ETF ......................... 2,501,411 8,340 (16,127) (7,787)
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2024
Dividend
Income
US Small Mid Cap Value
Momentum ETF
Victory Capital Holdings,
Inc., Class A .......... $ — $ 880,421 $ — $ — $ — $ (12,546) $ 867,875 $ —

62
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We  have  audited  the  accompanying  statements  of  assets  and  liabilities,  including  the  schedules  of  investments, of Victory Portfolios
II, comprising the funds listed below (the “Funds”) as of June 30, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the  periods  indicated  below,  and  the  related  notes  (collectively  referred  to  as  the  “financial  statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30,
2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with  the  custodian  and  brokers;  when  replies  were  not  received  from  brokers,  we  performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2024
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares US Value Momentum
ETF,
VictoryShares US Small/Mid Cap
Value Momentum ETF,
VictoryShares International Value
Momentum ETF,
VictoryShares Emerging Markets
Value Momentum ETF,
For the year ended June 30, 2024 For the years ended June 30, 2024, and 2023
For the years ended June 30, 2024,
2023, 2022, 2021, the ten months
ended June 30, 2020 and the year
ended August 31, 2019.
VictoryShares WestEnd U.S. Sector
ETF
For the year ended June 30, 2024 For the year ended June 30, 2024, and the period from October 12, 2022
(commencement of operations) through June 30, 2023
VictoryShares WestEnd Global Equity
ETF
For the period from June 21, 2024 (commencement of operations) through June 30, 2024

Supplemental Information
June 30, 2024
Victory Portfolios II
63
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on vcm.com.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.

Victory Portfolios II
64
(Unaudited)
Supplemental Information — continued
June 30, 2024
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2024, were as follow:
Percent
US Value Momentum ETF ............................................................................ 92%
US Small Mid Cap Value Momentum ETF ................................................................. 65%
WestEnd U.S. Sector ETF ............................................................................. 100%
Foreign Source Income Foreign Tax Expense
International Value Momentum ETF ............................................. $ 1.81 $ 0.23
Emerging Markets Value Momentum ETF ......................................... 2.43 0.72

Victory Portfolios II
65
(Unaudited)
Supplemental Information — continued
June 30, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the VictoryShares WestEnd Global Equity ETF (the “Fund”) at a meeting, which was called for that purpose, on May 21, 2024. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.
The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Fund, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board recognized that management was proposing to add the Fund as an investment portfolio of the Trust and that the Fund had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services to be provided by the Adviser;
The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Fund;
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund share-
holders as the Fund grows;
Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The estimated total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The expected profitability of the Adviser with respect to the Adviser’s relationship with the Fund;
Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Fund for administration and fund accounting services;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed the Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Fund and the historical costs associated with operating similar funds. The Board acknowledged that the Fund’s profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Fund’s expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Fund were being proposed at this time.
The Board reviewed various other factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.
Approval of the Agreement on Behalf of the Fund
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the
Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an initial two-year period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser’s relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services to be provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and their inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing quality portfolio management teams; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-ETF-AR (6/24)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto.

(a)(2)  Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios II

By (Signature and Title)                     /s/ Thomas Dusenberry
                                            Thomas Dusenberry, Treasurer and Principal Executive Officer

Date      ___September 5, 2024          _

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      _____September 5, 2024____________

By (Signature and Title)                     /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer

Date      ____September 5, 2024____________